DFA INVESTMENT DIMENSIONS GROUP INC.
PORTFOLIO HOLDINGS REPORT
July 31, 2024
(UNAUDITED)
Table of Contents
Definitions of Abbreviations and Footnotes
Dimensional 2045 Target Date Retirement Income Fund
Dimensional 2050 Target Date Retirement Income Fund
Dimensional 2055 Target Date Retirement Income Fund
Dimensional 2060 Target Date Retirement Income Fund
Dimensional 2065 Target Date Retirement Income Fund
Dimensional 2010 Target Date Retirement Income Fund
Dimensional 2015 Target Date Retirement Income Fund
Dimensional 2020 Target Date Retirement Income Fund
Dimensional 2025 Target Date Retirement Income Fund
Dimensional 2030 Target Date Retirement Income Fund
Dimensional 2035 Target Date Retirement Income Fund
Dimensional 2040 Target Date Retirement Income Fund
DFA Short-Duration Real Return Portfolio
DFA Municipal Real Return Portfolio
DFA Municipal Bond Portfolio
World Core Equity Portfolio
DFA LTIP Portfolio
U.S. Social Core Equity 2 Portfolio
U.S. Sustainability Core 1 Portfolio
U.S. Sustainability Targeted Value Portfolio
International Sustainability Core 1 Portfolio
International Social Core Equity Portfolio
Global Social Core Equity Portfolio
Emerging Markets Social Core Equity Portfolio
VA U.S. Targeted Value Portfolio
Notes to Financial Statements
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards and Regulations
Other
Subsequent Event Evaluations

Table of Contents
CONTINUED
THE DFA INVESTMENT TRUST COMPANY
SCHEDULES OF INVESTMENTS
The U.S. Large Cap Value Series
The DFA International Value Series
The Japanese Small Company Series
The Asia Pacific Small Company Series
The United Kingdom Small Company Series
The Continental Small Company Series
The Emerging Markets Series
The Emerging Markets Small Cap Series
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations
DIMENSIONAL EMERGING MARKETS VALUE FUND
SCHEDULE OF INVESTMENTS
NOTES TO FINANCIAL STATEMENTS
Organization
Security Valuation
Financial Instruments
Federal Tax Cost
Recently Issued Accounting Standards
Other
Subsequent Event Evaluations

DFA INVESTMENT DIMENSIONS GROUP INC.
DEFINITIONS OF ABBREVIATIONS AND FOOTNOTES
Schedules of Investments
Investment Abbreviations
3M Swap	Three Month Swap
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
GDR	Global Depositary Receipt
GO	General Obligation
PSF-GTD	Public School Fund Guarantee
Q-SBLF	School Bond Qualification and Loan Program
RB	Revenue Bond
RN	Revenue Note
SCH BD GTY	School Bond Guaranty
SCSDE	South Carolina State Department of Education
SD CRED PROG	School District Credit Program
SOFR	Secured Overnight Financing Rate
ST AID WITHHLDG	State Aid Withholding
ST INTERCEPT	State Intercept
USTMMR	U.S. Treasury Money Market Rate
AUD	Australian Dollars
CAD	Canadian Dollars
EUR	Euro
GBP	British Pounds
SGD	Singapore Dollars
USD	United States Dollar

Investment Footnotes
†	See Security Valuation Note within the Notes to Schedules of Investments.
^^	See Federal Tax Cost Note within the Notes to Schedules of Investments.
^	Denominated in USD, unless otherwise noted.
Ω
Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund’s Liquidity
Guidelines. The liquidity determination is unaudited.

#	Total or Partial Securities on Loan.
(r)	The adjustable rate shown is effective as of July 31, 2024.
Δ	Zero Coupon Security.
∞	Rates reflect the effective yields at purchase date.
@	Security purchased with cash collateral received from Securities on Loan.
§	Affiliated Fund.
¤
Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).

±	Face Amount of security is adjusted for inflation.
*	Non-Income Producing Securities.
††	Security valued using significant unobservable inputs (Level 3).

CONTINUED
»	Securities have generally been fair valued. See Security Valuation Note within the Notes to Schedules of Investments.

Dimensional 2045 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,275,135	$52,905,353
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,420,616	52,065,586
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	689,927	19,469,728
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,732,050	18,047,956
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,811,480	18,042,344
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	515,928	12,464,827
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	601,445	9,809,571
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $133,874,778)		$182,805,365

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $2,506)	2,506	2,506
TOTAL INVESTMENTS — (100.0%) (Cost $133,877,284)^^		$182,807,871
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$182,805,365	—	—	$182,805,365
Temporary Cash Investments	2,506	—	—	2,506
Total Investments in Securities	$182,807,871	—	—	$182,807,871

Dimensional 2050 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,241,326	$51,502,621
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,390,561	50,964,061
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	678,216	19,139,250
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	505,796	12,220,022
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	586,099	9,559,273
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	477,696	4,977,598
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	499,603	4,976,050
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $108,891,268)		$153,338,875

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $10,633)	10,633	10,633
TOTAL INVESTMENTS — (100.0%) (Cost $108,901,901)^^		$153,349,508
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$153,338,875	—	—	$153,338,875
Temporary Cash Investments	10,633	—	—	10,633
Total Investments in Securities	$153,349,508	—	—	$153,349,508

Dimensional 2055 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.8%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	832,976	$34,560,177
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	941,325	34,499,558
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	456,137	12,872,176
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	339,565	8,203,893
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	394,135	6,428,342
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	244,662	2,549,372
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	255,893	2,548,698
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $76,612,496)		$101,662,216

TEMPORARY CASH INVESTMENTS — (0.2%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $176,835)	176,835	176,835
TOTAL INVESTMENTS — (100.0%) (Cost $76,789,331)^^		$101,839,051
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$101,662,216	—	—	$101,662,216
Temporary Cash Investments	176,835	—	—	176,835
Total Investments in Securities	$101,839,051	—	—	$101,839,051

Dimensional 2060 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	661,399	$27,441,443
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	744,465	27,284,653
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	362,337	10,225,147
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	270,431	6,533,617
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	313,257	5,109,217
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	191,196	1,992,267
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	199,566	1,987,673
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $60,145,699)^^		$80,574,017
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$80,574,017	—	—	$80,574,017
Total Investments in Securities	$80,574,017	—	—	$80,574,017

Dimensional 2065 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.4%)
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	211,167	$7,739,262
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	186,153	7,723,508
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	102,186	2,883,694
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	76,141	1,839,562
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	88,342	1,440,863
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	54,518	568,076
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	57,021	567,925
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $19,529,147)		$22,762,890

TEMPORARY CASH INVESTMENTS — (0.6%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $128,025)	128,025	128,025
TOTAL INVESTMENTS — (100.0%) (Cost $19,657,172)^^		$22,890,915
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$22,762,890	—	—	$22,762,890
Temporary Cash Investments	128,025	—	—	128,025
Total Investments in Securities	$22,890,915	—	—	$22,890,915

Dimensional 2010 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	701,315	$7,714,465
Investment in DFA One-Year Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	236,063	2,417,282
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	22,391	929,023
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	25,227	924,557
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	12,217	344,768
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	9,129	220,559
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	10,566	172,331
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $11,545,018)		$12,722,985

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $1,709)	1,709	1,709
TOTAL INVESTMENTS — (100.0%) (Cost $11,546,727)^^		$12,724,694
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$12,722,985	—	—	$12,722,985
Temporary Cash Investments	1,709	—	—	1,709
Total Investments in Securities	$12,724,694	—	—	$12,724,694

Dimensional 2015 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,760,081	$19,360,886
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	57,734	2,395,407
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	64,202	2,352,993
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	31,233	881,407
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	132,926	796,225
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	23,401	565,368
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	27,147	442,773
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $23,853,280)		$26,795,059

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $10,179)	10,179	10,179
TOTAL INVESTMENTS — (100.0%) (Cost $23,863,459)^^		$26,805,238
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$26,795,059	—	—	$26,795,059
Temporary Cash Investments	10,179	—	—	10,179
Total Investments in Securities	$26,805,238	—	—	$26,805,238

Dimensional 2020 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	4,422,949	$48,652,443
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	1,532,053	9,176,999
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	164,774	6,836,470
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	185,705	6,806,100
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	90,016	2,540,250
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	67,266	1,625,138
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	78,000	1,272,186
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $70,879,172)		$76,909,586

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $67,631)	67,631	67,631
TOTAL INVESTMENTS — (100.0%) (Cost $70,946,803)^^		$76,977,217
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$76,909,586	—	—	$76,909,586
Temporary Cash Investments	67,631	—	—	67,631
Total Investments in Securities	$76,977,217	—	—	$76,977,217

Dimensional 2025 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	7,301,703	$80,318,730
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	5,382,010	32,238,243
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	345,284	14,325,859
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	389,137	14,261,865
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	187,889	5,302,225
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	140,585	3,396,533
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	163,345	2,664,155
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	33,691	351,058
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	35,130	349,896
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $144,170,319)^^		$153,208,564
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$153,208,564	—	—	$153,208,564
Total Investments in Securities	$153,208,564	—	—	$153,208,564

Dimensional 2030 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	10,142,552	$60,753,888
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	4,452,296	48,975,255
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	677,979	28,129,352
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	763,843	27,994,858
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	371,686	10,488,969
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	277,126	6,695,374
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	539,631	5,622,954
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	564,373	5,621,156
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	321,160	5,238,115
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $176,812,781)		$199,519,921

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $60,687)	60,687	60,687
TOTAL INVESTMENTS — (100.0%) (Cost $176,873,468)^^		$199,580,608
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$199,519,921	—	—	$199,519,921
Temporary Cash Investments	60,687	—	—	60,687
Total Investments in Securities	$199,580,608	—	—	$199,580,608

Dimensional 2035 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	9,753,580	$58,423,945
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	895,939	37,172,499
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,001,788	36,715,545
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	487,846	13,767,011
Investment in DFA Inflation-Protected Securities Portfolio of DFA Investment Dimensions Group, Inc.	1,164,691	12,811,606
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,042,340	10,861,177
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,089,294	10,849,365
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	364,533	8,807,109
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	422,618	6,892,906
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $164,462,431)		$196,301,163

TEMPORARY CASH INVESTMENTS — (0.0%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $92,864)	92,864	92,864
TOTAL INVESTMENTS — (100.0%) (Cost $164,555,295)^^		$196,394,027
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$196,301,163	—	—	$196,301,163
Temporary Cash Investments	92,864	—	—	92,864
Total Investments in Securities	$196,394,027	—	—	$196,394,027

Dimensional 2040 Target Date Retirement Income Fund
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	1,128,951	$46,840,166
Investment in U.S. Large Company Portfolio of Dimensional Investment Group Inc.	1,258,483	46,123,390
Investment in DFA LTIP Portfolio of DFA Investment Dimensions Group, Inc.	5,670,753	33,967,812
Investment in Large Cap International Portfolio of DFA Investment Dimensions Group, Inc.	613,400	17,310,148
Investment in DFA Short-Term Extended Quality Portfolio of DFA Investment Dimensions Group, Inc.	1,522,413	15,863,545
Investment in DFA Two-Year Global Fixed Income Portfolio of DFA Investment Dimensions Group, Inc.	1,592,222	15,858,537
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	461,180	11,142,105
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	535,400	8,732,368
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $149,956,272)		$195,838,071

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $107,490)	107,490	107,490
TOTAL INVESTMENTS — (100.0%) (Cost $150,063,762)^^		$195,945,561
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$195,838,071	—	—	$195,838,071
Temporary Cash Investments	107,490	—	—	107,490
Total Investments in Securities	$195,945,561	—	—	$195,945,561

DFA Short-Duration Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

			Face Amount^	Value†
			(000)
BONDS — (77.2%)
AUSTRALIA — (6.3%)
APA Infrastructure Ltd.
Ω	4.200%, 03/23/25		6,975	$6,914,808
Australia & New Zealand Banking Group Ltd., SOFR + 0.680%, FRN
#(r)Ω	6.048%, 07/16/27		6,000	6,008,838
Australia & New Zealand Banking Group Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.560%, FRN, 5.928%, 03/18/26		4,401	4,405,929
(r)	3M Swap + 0.830%, FRN, 5.275%, 03/31/26	AUD	1,900	1,248,982
(r)	3M Swap + 0.800%, FRN, 5.212%, 02/05/27	AUD	1,800	1,182,107
Commonwealth Bank of Australia, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 6.107%, 03/14/25		2,500	2,507,150
(r)	SOFR + 0.400%, FRN, 5.748%, 07/07/25		2,150	2,150,086
(r)Ω	SOFR + 0.630%, FRN, 5.997%, 09/12/25		3,100	3,109,649
(r)Ω	SOFR + 0.750%, FRN, 6.117%, 03/13/26		1,100	1,104,972
(r)Ω	SOFR + 0.520%, FRN, 5.887%, 06/15/26		1,050	1,049,839
(r)	3M Swap + 0.700%, FRN, 5.153%, 01/14/27	AUD	3,200	2,096,555
(r)	3M Swap + 1.020%, FRN, 5.363%, 08/18/27	AUD	2,500	1,651,696
(r)	3M Swap + 0.950%, FRN, 5.295%, 08/17/28	AUD	2,500	1,647,079
Glencore Funding LLC
#Ω	1.625%, 04/27/26		1,748	1,651,790
Ω	4.000%, 03/27/27		2,000	1,954,721
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Glencore Funding LLC, Floating Rate Note, SOFR + 1.060%, FRN
(r)Ω	6.428%, 04/04/27		5,000	$5,009,774
Macquarie Bank Ltd., Floating Rate Note,
(r)Ω	SOFR + 1.200%, FRN, 6.567%, 12/07/26		12,620	12,760,372
(r)Ω	SOFR + 0.920%, FRN, 6.290%, 07/02/27		2,960	2,971,876
Macquarie Group Ltd.
Ω	6.207%, 11/22/24		2,000	2,004,359
National Australia Bank Ltd.
(r)	SOFR + 0.860%, FRN, 6.227%, 06/09/25		2,500	2,510,750
(r)	3M Swap + 0.410%, FRN, 4.750%, 08/24/26	AUD	3,400	2,216,761
(r)	3M Swap + 0.850%, FRN, 5.204%, 11/16/26	AUD	7,900	5,195,047
(r)	3M Swap + 1.000%, FRN, 5.370%, 05/12/28	AUD	1,800	1,187,216
National Australia Bank Ltd., Floating Rate Note,
(r)Ω	SOFR + 0.760%, FRN, 6.124%, 05/13/25		2,670	2,676,795
(r)Ω	SOFR + 0.650%, FRN, 6.017%, 12/10/25		2,880	2,891,922
(r)	3M Swap + 0.780%, FRN, 5.150%, 05/12/26	AUD	4,151	2,726,472
(r)	3M Swap + 1.200%, FRN, 5.535%, 11/25/27	AUD	3,650	2,423,273
Norfina Ltd., Floating Rate Note, 3M Swap + 0.930%, FRN
(r)	5.265%, 08/22/25	AUD	1,200	788,552
Stockland Trust
	1.625%, 04/27/26	EUR	750	777,500
Telstra Corp. Ltd.
	3.125%, 04/07/25		192	189,186

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
AUSTRALIA — (Continued)
Westpac Banking Corp.
	4.125%, 06/04/26	AUD	500	$324,160
(r)	3M Swap + 0.750%, FRN, 5.132%, 08/10/26	AUD	6,400	4,199,712
(r)	3M Swap + 0.700%, FRN, 5.191%, 01/25/27	AUD	9,600	6,287,896
(r)	3M Swap + 0.980%, FRN, 5.334%, 02/16/28	AUD	14,300	9,426,994
Westpac Banking Corp., Floating Rate Note,
(r)	3M Swap + 0.690%, FRN, 5.061%, 03/17/25	AUD	6,500	4,259,674
(r)	3M Swap + 0.820%, FRN, 5.191%, 12/15/26	AUD	6,700	4,401,658
(r)	3M Swap + 1.050%, FRN, 5.393%, 05/20/27	AUD	600	396,455
(r)	3M Swap + 1.230%, FRN, 5.600%, 11/11/27	AUD	2,100	1,394,877
(r)	3M Swap + 0.930%, FRN, 5.307%, 09/19/28	AUD	4,200	2,761,700
TOTAL AUSTRALIA				118,467,182
AUSTRIA — (0.1%)
HYPO NOE Landesbank fuer Niederoesterreich und Wien AG
	1.375%, 04/14/25	EUR	1,600	1,702,438
BELGIUM — (0.5%)
Belfius Bank SA
	0.010%, 10/15/25	EUR	1,900	1,977,869
Dexia SA
	0.500%, 01/17/25	EUR	5,000	5,334,951
Groupe Bruxelles Lambert NV
	1.875%, 06/19/25	EUR	1,000	1,066,789
TOTAL BELGIUM				8,379,609
CANADA — (5.6%)
Bank of Montreal, SOFR + 0.620%, FRN
(r)	5.987%, 09/15/26		690	690,700
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Bank of Montreal, Floating Rate Note,
(r)	SOFR + 0.465%, FRN, 5.833%, 01/10/25		523	$523,567
(r)	SOFR + 0.760%, FRN, 6.127%, 06/04/27		7,000	6,998,153
Bank of Nova Scotia
	2.490%, 09/23/24	CAD	6,250	4,513,046
Bank of Nova Scotia, Floating Rate Note,
(r)	SOFR + 0.460%, FRN, 5.828%, 01/10/25		825	825,652
(r)	SOFR + 1.090%, FRN, 6.441%, 06/12/25		11,850	11,918,928
Bell Telephone Co. of Canada or Bell Canada
	3.350%, 03/12/25	CAD	2,800	2,012,800
Canadian Imperial Bank of Commerce
	2.350%, 08/28/24	CAD	2,250	1,626,913
Canadian Imperial Bank of Commerce, Floating Rate Note,
(r)	SOFR + 0.420%, FRN, 5.788%, 10/18/24		2,367	2,367,757
(r)	SOFR + 0.940%, FRN, 6.308%, 04/07/25		2,986	2,995,017
(r)	SOFR + 1.220%, FRN, 6.590%, 10/02/26		2,000	2,019,697
Canadian Natural Resources Ltd.
	3.900%, 02/01/25		559	554,196
	2.050%, 07/15/25		555	537,860
CDP Financial, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)Ω	5.764%, 05/19/25		7,300	7,307,734
Columbia Pipeline Group, Inc.
	4.500%, 06/01/25		985	977,056
CPPIB Capital, Inc., Floating Rate Note, SOFR + 1.250%, FRN
(r)	6.617%, 03/11/26		900	913,565
Enbridge, Inc.
	2.500%, 01/15/25		147	144,866

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
CANADA — (Continued)
Export Development Canada, Floating Rate Note, SOFR + 0.330%, FRN
(r)	0.000%, 08/01/28		5,040	$5,044,272
National Bank of Canada
	5.296%, 11/03/25	CAD	10,500	7,683,598
Province of Ontario
	2.300%, 09/08/24	CAD	1,000	722,529
Province of Quebec
	3.750%, 09/01/24	CAD	1,100	795,929
Rogers Communications, Inc.
	3.100%, 04/15/25	CAD	7,700	5,518,580
Royal Bank of Canada
	2.609%, 11/01/24	CAD	6,250	4,504,310
Royal Bank of Canada, Floating Rate Note,
#(r)	SOFR + 0.340%, FRN, 5.708%, 10/07/24		2,825	2,825,645
(r)	SOFR + 0.570%, FRN, 5.936%, 04/27/26		4,583	4,581,045
(r)	SOFR + 1.080%, FRN, 6.447%, 07/20/26		2,000	2,017,920
(r)	SOFR + 0.710%, FRN, 6.077%, 01/21/27		500	500,830
TC PipeLines LP
	4.375%, 03/13/25		700	694,282
Thomson Reuters Corp.
	2.239%, 05/14/25	CAD	1,300	925,042
Toronto-Dominion Bank
	0.700%, 09/10/24		3,000	2,983,749
Toronto-Dominion Bank, Floating Rate Note,
#(r)	SOFR + 1.080%, FRN, 6.448%, 07/17/26		3,100	3,130,801
#(r)	SOFR + 0.730%, FRN, 6.098%, 04/05/27		5,000	5,008,905
TransCanada PipeLines Ltd.
	1.000%, 10/12/24		11,131	11,021,657
TOTAL CANADA				104,886,601
FINLAND — (0.2%)
Nordea Bank Abp, Floating Rate Note,
(r)	SOFR + 0.740%, FRN, 6.108%, 03/19/27		3,900	3,914,473
			Face Amount^	Value†
			(000)
FRANCE — (3.0%)
Arval Service Lease SA
	0.875%, 02/17/25	EUR	400	$426,019
Banque Federative du Credit Mutuel SA
	0.010%, 03/07/25	EUR	8,100	8,579,521
(r)Ω	SOFR + 1.400%, FRN, 6.749%, 07/13/26		4,670	4,733,516
(r)Ω	SOFR + 1.130%, FRN, 6.498%, 01/23/27		900	907,352
Banque Stellantis France SACA
Δ	0.000%, 01/22/25	EUR	3,700	3,933,272
BPCE SA
#,Ω	2.375%, 01/14/25		12,700	12,519,300
Credit Agricole SA
Ω	3.250%, 10/04/24		8,000	7,964,670
(r)Ω	SOFR + 0.870%, FRN, 6.238%, 03/11/27		5,871	5,878,438
LeasePlan Corp. NV
Ω	2.875%, 10/24/24		1,000	993,075
Societe Generale SA
Ω	2.625%, 10/16/24		1,700	1,688,043
#,Ω	2.625%, 01/22/25		9,420	9,275,746
TOTAL FRANCE				56,898,952
GERMANY — (3.3%)
Bayer U.S. Finance LLC
Ω	3.375%, 10/08/24		473	470,843
BMW U.S. Capital LLC, Floating Rate Note,
(r)Ω	SOFR + 0.620%, FRN, 5.983%, 08/11/25		12,500	12,534,000
(r)Ω	SOFR + 0.550%, FRN, 5.920%, 04/02/26		4,000	4,014,008
Daimler Truck Finance Canada, Inc.
	2.140%, 12/13/24	CAD	8,400	6,027,509
Daimler Truck Finance North America LLC
Ω	1.625%, 12/13/24		2,200	2,169,207
Daimler Truck Finance North America LLC, Floating Rate Note, SOFR + 0.750%, FRN
(r)Ω	6.117%, 12/13/24		1,950	1,953,697
Daimler Truck International Finance BV
	1.250%, 04/06/25	EUR	4,300	4,578,090

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
GERMANY — (Continued)
HOWOGE Wohnungsbaugesellschaft GmbH
Δ	0.000%, 11/01/24	EUR	3,500	$3,751,307
Landeskreditbank Baden-Wuerttemberg Foerderbank
	4.250%, 08/07/25	AUD	4,200	2,735,844
Mercedes-Benz Finance North America LLC
Ω	1.450%, 03/02/26		480	455,204
Mercedes-Benz Finance North America LLC, Floating Rate Note,
(r)Ω	SOFR + 0.930%, FRN, 6.299%, 03/30/25		2,500	2,511,750
(r)Ω	SOFR + 0.570%, FRN, 5.937%, 08/01/25		7,350	7,362,274
NRW Bank
	1.050%, 03/31/26	AUD	580	358,680
Siemens Financieringsmaatschappij NV
Δ	0.000%, 09/05/24	EUR	580	625,489
	1.000%, 02/20/25	GBP	500	628,892
Volkswagen Group of America Finance LLC
Ω	2.850%, 09/26/24		500	497,812
Volkswagen Group of America Finance LLC, Floating Rate Note, SOFR + 0.930%, FRN
(r)Ω	6.297%, 09/12/25		4,300	4,323,439
VW Credit Canada, Inc.
	2.850%, 09/26/24	CAD	10,600	7,654,587
TOTAL GERMANY				62,652,632
IRELAND — (0.9%)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
	3.500%, 01/15/25		3,000	2,971,302
	1.750%, 01/30/26		12,800	12,179,278
	4.450%, 04/03/26		150	148,467
GAS Networks Ireland
	0.125%, 12/04/24	EUR	800	854,741
TOTAL IRELAND				16,153,788
ITALY — (0.5%)
Intesa Sanpaolo SpA
Ω	3.250%, 09/23/24		5,900	5,876,455
			Face Amount^	Value†
			(000)
ITALY — (Continued)
	Republic of Italy Government International Bonds
	2.375%, 10/17/24		3,961	$3,933,261
	TOTAL ITALY			9,809,716
JAPAN — (4.1%)
	American Honda Finance Corp.
	1.950%, 10/18/24	EUR	440	474,306
American Honda Finance Corp., Floating Rate Note,
(r)	SOFR + 0.600%, FRN, 5.965%, 08/14/25		510	511,238
(r)	SOFR + 0.790%, FRN, 6.141%, 10/03/25		4,000	4,015,064
(r)	SOFR + 0.710%, FRN, 6.079%, 01/09/26		5,200	5,216,860
(r)	SOFR + 0.920%, FRN, 6.288%, 01/12/26		5,000	5,031,150
(r)	SOFR + 0.770%, FRN, 6.137%, 03/12/27		1,000	1,003,327
	Japan Bank for International Cooperation
	0.625%, 07/15/25		1,000	960,679
	Mitsubishi UFJ Financial Group, Inc.
	2.193%, 02/25/25		8,720	8,564,948
	Mizuho Financial Group, Inc.
	0.118%, 09/06/24	EUR	1,750	1,887,202
Nomura Holdings, Inc.
	2.648%, 01/16/25		600	591,969
	1.851%, 07/16/25		6,215	6,009,496
	1.653%, 07/14/26		5,528	5,170,837
	2.329%, 01/22/27		2,000	1,873,600
	NTT Finance Corp.
	0.010%, 03/03/25	EUR	2,050	2,172,634
Sumitomo Mitsui Financial Group, Inc.
	0.934%, 10/11/24	EUR	800	861,021
	1.546%, 06/15/26	EUR	6,580	6,905,232
	Sumitomo Mitsui Financial Group, Inc., Floating Rate Note, SOFR + 1.170%, FRN
(r)	6.539%, 07/09/29		4,400	4,432,450
	Sumitomo Mitsui Trust Bank Ltd.
Ω	2.550%, 03/10/25		3,200	3,146,235

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
JAPAN — (Continued)
Toyota Finance Australia Ltd.
	2.004%, 10/21/24	EUR	970	$1,045,451
	0.064%, 01/13/25	EUR	3,450	3,673,275
Toyota Motor Credit Corp.
	3.650%, 08/18/25		2,900	2,863,059
Toyota Motor Credit Corp., Floating Rate Note,
(r)	SOFR + 0.560%, FRN, 5.928%, 01/10/25		3,400	3,405,547
(r)	SOFR + 0.890%, FRN, 6.248%, 05/18/26		5,030	5,070,667
(r)	SOFR + 0.650%, FRN, 6.018%, 03/19/27		2,000	2,007,900
TOTAL JAPAN				76,894,147
NETHERLANDS — (1.7%)
BNG Bank NV, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.362%, 08/05/26		8,200	8,310,211
Cooperatieve Rabobank UA
(r)	SOFR + 0.710%, FRN, 6.079%, 01/09/26		10,377	10,423,665
(r)	3M Swap + 0.870%, FRN, 5.205%, 02/26/27	AUD	3,300	2,165,686
(r)	SOFR + 0.710%, FRN, 6.077%, 03/05/27		3,000	3,009,804
(r)	3M Swap + 1.150%, FRN, 5.493%, 11/21/28	AUD	3,950	2,612,070
Cooperatieve Rabobank UA, Floating Rate Note, 3M Swap + 1.180%, FRN
(r)	5.645%, 01/19/28	AUD	4,300	2,851,159
de Volksbank NV
	0.010%, 09/16/24	EUR	1,900	2,046,246
TOTAL NETHERLANDS				31,418,841
NORWAY — (0.8%)
Kommunalbanken AS
	4.250%, 07/16/25	AUD	90	58,698
Kommunalbanken AS, Floating Rate Note,
(r)Ω	SOFR + 1.000%, FRN, 6.347%, 06/17/26		4,000	4,046,761
			Face Amount^	Value†
			(000)
NORWAY — (Continued)
#(r)Ω	SOFR + 0.400%, FRN, 5.768%, 03/03/28		9,500	$9,495,634
	Telenor ASA
	2.625%, 12/06/24	EUR	500	539,016
	TOTAL NORWAY			14,140,109
SPAIN — (0.7%)
Banco Santander SA
	2.746%, 05/28/25		2,000	1,957,123
	1.849%, 03/25/26		1,000	947,602
Santander Holdings USA, Inc.
	4.500%, 07/17/25		1,000	990,156
	3.244%, 10/05/26		6,000	5,752,495
	Telefonica Emisiones SA
	4.103%, 03/08/27		3,339	3,283,219
	TOTAL SPAIN			12,930,595
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (8.6%)
	Asian Development Bank
	0.800%, 11/06/25	AUD	10,650	6,666,953
	Asian Development Bank, Floating Rate Note, SOFR + 0.300%, FRN
(r)	5.646%, 06/20/28		9,200	9,198,354
	Asian Infrastructure Investment Bank
	1.000%, 05/06/26	AUD	17,500	10,799,477
	Asian Infrastructure Investment Bank, Floating Rate Note, SOFR + 0.620%, FRN
(r)	5.984%, 08/16/27		2,000	2,016,560
	European Bank for Reconstruction & Development
	1.625%, 09/27/24		3,000	2,982,195
European Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.190%, FRN, 5.539%, 04/14/26		378	377,732
(r)	SOFR + 0.330%, FRN, 5.695%, 02/20/28		7,460	7,469,474
(r)	SOFR + 0.300%, FRN, 5.665%, 02/16/29		12,000	11,983,385

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
SUPRANATIONAL ORGANIZATION OBLIGATIONS — (Continued)
Inter-American Development Bank, Floating Rate Note,
(r)	SOFR + 0.170%, FRN, 5.537%, 09/16/26		11,600	$11,588,516
(r)	SOFR + 0.280%, FRN, 5.649%, 04/12/27		16,900	16,903,380
(r)	SOFR + 0.350%, FRN, 5.719%, 10/04/27		4,000	4,002,276
(r)	SOFR + 0.350%, FRN, 5.720%, 10/05/28		3,000	3,001,357
(r)	SOFR + 0.300%, FRN, 5.663%, 02/15/29		20,000	19,951,617
International Bank for Reconstruction & Development, Floating Rate Note,
(r)	SOFR + 0.370%, FRN, 5.739%, 01/12/27		1,400	1,404,032
(r)	SOFR + 0.280%, FRN, 5.645%, 02/23/27		9,600	9,610,656
(r)	SOFR + 0.430%, FRN, 5.794%, 08/19/27		19,525	19,635,316
International Finance Corp.
	1.375%, 09/13/24	CAD	259	186,899
International Finance Corp., Floating Rate Note, SOFR + 0.280%, FRN
(r)	5.647%, 03/16/26		23,700	23,722,041
TOTAL SUPRANATIONAL ORGANIZATION OBLIGATIONS				161,500,220
SWEDEN — (1.1%)
Lansforsakringar Bank AB
	0.125%, 02/19/25	EUR	1,500	1,591,625
Svensk Exportkredit AB, Floating Rate Note, SOFR + 1.000%, FRN
(r)	6.363%, 08/03/26		6,000	6,084,435
Svenska Handelsbanken AB, Floating Rate Note,
Svenska Handelsbanken AB
			Face Amount^	Value†
			(000)
SWEDEN — (Continued)
(r)Ω	SOFR + 0.910%, FRN, 6.277%, 06/10/25		6,424	$6,457,672
(r)Ω	SOFR + 1.250%, FRN, 6.617%, 06/15/26		5,585	5,662,034
Swedbank AB
	0.250%, 10/09/24	EUR	1,200	1,290,038
TOTAL SWEDEN				21,085,804
SWITZERLAND — (0.9%)
UBS AG
	5.800%, 09/11/25		3,709	3,739,393
	0.010%, 03/31/26	EUR	4,410	4,525,113
UBS Group AG
	4.125%, 09/24/25		3,000	2,960,913
	4.125%, 04/15/26		5,000	4,918,837
	1.250%, 09/01/26	EUR	580	602,622
TOTAL SWITZERLAND				16,746,878
UNITED KINGDOM — (1.7%)
Barclays PLC
	3.650%, 03/16/25		240	237,258
	4.375%, 01/12/26		11,400	11,294,109
BAT Capital Corp.
	3.222%, 08/15/24		1,120	1,118,796
	2.789%, 09/06/24		160	159,515
Diageo Finance PLC
	1.750%, 09/23/24	EUR	1,200	1,294,843
HSBC USA, Inc., Floating Rate Note, SOFR + 0.960%, FRN
(r)	6.327%, 03/04/27		980	986,855
Lloyds Bank Corporate Markets PLC
	0.375%, 01/28/25	EUR	855	910,750
Lloyds Bank PLC
	1.250%, 01/13/25	EUR	800	856,642
Lloyds Banking Group PLC
	4.450%, 05/08/25		5,000	4,967,459
	3.750%, 01/11/27		1,070	1,042,282
Nationwide Building Society
	1.500%, 10/13/26		1,000	931,258
NatWest Markets PLC
Ω	0.800%, 08/12/24		3,070	3,065,513
(r)	SOFR + 1.140%, FRN, 6.505%, 05/17/29		3,000	3,011,188

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED KINGDOM — (Continued)
	NatWest Markets PLC, Floating Rate Note, SOFR + 1.140%, FRN
#(r)Ω	6.505%, 05/17/29		1,000	$1,003,729
	TOTAL UNITED KINGDOM			30,880,197
UNITED STATES — (37.2%)
	3M Co.
	2.650%, 04/15/25		14,300	14,035,651
AbbVie, Inc.
	2.600%, 11/21/24		500	495,677
	3.800%, 03/15/25		300	297,144
	3.600%, 05/14/25		3,500	3,456,079
	AES Corp.
	1.375%, 01/15/26		3,000	2,841,591
	Aetna, Inc.
	3.500%, 11/15/24		330	327,932
	Aircastle Ltd.
	4.250%, 06/15/26		1,930	1,895,099
	Ally Financial, Inc.
#	5.800%, 05/01/25		1,935	1,936,602
	Altria Group, Inc.
	2.350%, 05/06/25		60	58,623
	Ameren Corp.
	2.500%, 09/15/24		641	638,148
American Express Co., Floating Rate Note,
#(r)	SOFR + 0.930%, FRN, 6.297%, 03/04/25		829	832,009
(r)	SOFR + 0.760%, FRN, 6.124%, 02/13/26		7,682	7,710,166
(r)	SOFR + 0.650%, FRN, 6.012%, 11/04/26		9,290	9,306,149
	American Medical Systems Europe BV
	0.750%, 03/08/25	EUR	2,000	2,126,513
American Tower Corp.
#	4.000%, 06/01/25		700	692,469
	1.300%, 09/15/25		580	555,914
Amgen, Inc.
	1.900%, 02/21/25		130	127,432
	5.250%, 03/02/25		1,500	1,498,721
	Analog Devices, Inc., Floating Rate Note, SOFR + 0.250%, FRN
(r)	5.619%, 10/01/24		1,400	1,400,167
	Appalachian Power Co.
	3.400%, 06/01/25		2,835	2,789,028
	Arrow Electronics, Inc.
	3.250%, 09/08/24		6,073	6,055,230
	Autodesk, Inc.
	4.375%, 06/15/25		5,000	4,962,018
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
	AvalonBay Communities, Inc.
	3.450%, 06/01/25	1,532	$1,508,869
	Bank of New York Mellon Corp.
	2.100%, 10/24/24	250	248,055
	Bank of New York Mellon Corp., Floating Rate Note, SOFR + 0.200%, FRN
(r)	5.548%, 10/25/24	1,000	1,000,032
Boardwalk Pipelines LP
	4.950%, 12/15/24	859	856,542
	5.950%, 06/01/26	1,033	1,045,287
	Booking Holdings, Inc.
	3.650%, 03/15/25	1,375	1,361,495
	Bristol-Myers Squibb Co., Floating Rate Note, SOFR + 0.490%, FRN
(r)	5.848%, 02/20/26	6,500	6,524,504
	Brixmor Operating Partnership LP
	3.850%, 02/01/25	1,032	1,021,878
	Broadcom, Inc.
	3.625%, 10/15/24	1,900	1,892,084
	Brown & Brown, Inc.
	4.200%, 09/15/24	11,428	11,395,264
	Camden Property Trust
	3.500%, 09/15/24	4,794	4,778,560
	Campbell Soup Co.
	3.950%, 03/15/25	230	227,830
Capital One Financial Corp.
	3.300%, 10/30/24	1,500	1,491,201
	3.200%, 02/05/25	1,900	1,877,783
	4.250%, 04/30/25	1,500	1,488,337
	3.750%, 03/09/27	5,000	4,854,032
Caterpillar Financial Services Corp., Floating Rate Note,
(r)	SOFR + 0.450%, FRN, 5.815%, 11/14/24	835	835,712
(r)	SOFR + 0.455%, FRN, 5.818%, 08/11/25	10,750	10,778,716
#(r)	SOFR + 0.460%, FRN, 5.827%, 02/27/26	4,700	4,714,270
	Celanese U.S. Holdings LLC
	1.400%, 08/05/26	9,489	8,817,078
Charles Schwab Corp., Floating Rate Note,
#(r)	SOFR + 0.520%, FRN, 5.884%, 05/13/26	12,867	12,867,487

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
(r) SOFR + 1.050%, FRN, 6.417%, 03/03/27		4,094	$4,121,150
Chubb INA Holdings LLC
0.300%, 12/15/24	EUR	2,642	2,821,662
Cigna Group
3.250%, 04/15/25		2,300	2,266,012
Citigroup, Inc.
1.750%, 01/28/25	EUR	500	536,044
CNH Industrial Capital LLC
3.950%, 05/23/25		2,610	2,579,428
CNO Financial Group, Inc.
5.250%, 05/30/25		2,100	2,092,954
Conagra Brands, Inc.
4.600%, 11/01/25		730	725,669
Consolidated Edison Co. of New York, Inc.
3.300%, 12/01/24		346	343,338
Constellation Energy Generation LLC
3.250%, 06/01/25		9,272	9,107,399
COPT Defense Properties LP
2.250%, 03/15/26		3,400	3,242,693
Corebridge Financial, Inc.
3.500%, 04/04/25		750	739,241
Crown Castle, Inc.
3.200%, 09/01/24		4,000	3,989,525
2.900%, 03/15/27		8,000	7,608,325
CVS Health Corp.
3.875%, 07/20/25		2,500	2,464,135
Devon Energy Corp.
5.250%, 09/15/24		8,716	8,708,200
Discover Bank
3.450%, 07/27/26		910	878,094
Discover Financial Services
3.950%, 11/06/24		2,702	2,687,417
3.750%, 03/04/25		150	148,407
4.500%, 01/30/26		578	571,365
Discovery Communications LLC
3.450%, 03/15/25		200	197,174
Dollar General Corp.
4.250%, 09/20/24		260	259,403
Dollar Tree, Inc.
4.000%, 05/15/25		1,749	1,729,236
Dominion Energy, Inc.
3.300%, 03/15/25		1,400	1,381,162
DTE Energy Co.
1.050%, 06/01/25		4,000	3,860,029
DXC Technology Co.
# 1.800%, 09/15/26		15,069	14,045,395
Eastern Energy Gas Holdings LLC
2.500%, 11/15/24		370	366,520
eBay, Inc.
3.450%, 08/01/24		210	210,000
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
Edison International
	3.550%, 11/15/24		3,154	$3,130,469
	4.950%, 04/15/25		8,924	8,883,300
Elevance Health, Inc.
	3.500%, 08/15/24		2,307	2,305,012
	2.375%, 01/15/25		320	315,551
Energy Transfer LP
	4.050%, 03/15/25		3,241	3,213,259
	2.900%, 05/15/25		1,822	1,786,111
	Enterprise Products Operating LLC
	3.750%, 02/15/25		3,560	3,531,557
	Equifax, Inc.
	2.600%, 12/01/24		6,500	6,435,651
	Equinix, Inc.
	2.625%, 11/18/24		5,806	5,753,955
ERAC USA Finance LLC
Ω	3.850%, 11/15/24		2,150	2,139,896
Ω	3.800%, 11/01/25		3,750	3,695,026
	ERP Operating LP
	3.375%, 06/01/25		10,000	9,845,899
	Evergy, Inc.
	2.450%, 09/15/24		9,700	9,659,458
	Exelon Corp.
	3.950%, 06/15/25		350	345,707
	Flex Ltd.
	3.750%, 02/01/26		7,612	7,451,618
	Fortune Brands Innovations, Inc.
	4.000%, 06/15/25		1,000	989,094
	Fox Corp.
	3.050%, 04/07/25		500	492,130
	GATX Corp.
	3.850%, 03/30/27		850	827,805
	General Electric Co., Floating Rate Note, TSFR3M + 0.642%, FRN
(r)	5.969%, 05/05/26		1,400	1,405,711
	General Motors Co.
#	6.125%, 10/01/25		2,200	2,222,500
General Motors Financial Co., Inc.
	2.250%, 09/06/24	GBP	275	352,398
	2.750%, 06/20/25		6,220	6,075,926
General Motors Financial Co., Inc., Floating Rate Note,
(r)	SOFR + 1.040%, FRN, 6.406%, 02/26/27		3,000	3,010,737
(r)	SOFR + 1.350%, FRN, 6.713%, 05/08/27		1,600	1,614,779
Global Payments, Inc.
	1.500%, 11/15/24		781	771,501
	2.650%, 02/15/25		2,500	2,461,731

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
2.150%, 01/15/27		5,000	$4,694,259
Goldman Sachs Group, Inc.
3.750%, 05/22/25		7,300	7,211,531
Hewlett Packard Enterprise Co.
5.900%, 10/01/24		4,302	4,302,533
Holcim Finance Luxembourg SA
1.500%, 04/06/25	EUR	910	970,297
Host Hotels & Resorts LP
# 4.000%, 06/15/25		4,800	4,737,067
HP, Inc.
2.200%, 06/17/25		7,569	7,363,867
Illumina, Inc.
5.800%, 12/12/25		1,100	1,107,579
Intercontinental Exchange, Inc.
3.750%, 12/01/25		1,000	985,730
International Business Machines Corp.
4.000%, 07/27/25		2,650	2,622,201
Interstate Power & Light Co.
3.250%, 12/01/24		3,060	3,036,446
J M Smucker Co.
3.500%, 03/15/25		1,150	1,135,873
Jabil, Inc.
4.250%, 05/15/27		5,000	4,910,010
Jefferies Financial Group, Inc.
6.450%, 06/08/27		5,000	5,187,522
John Deere Capital Corp., Floating Rate Note,
(r) SOFR + 0.570%, FRN, 5.938%, 03/03/26		600	602,025
(r) SOFR + 0.440%, FRN, 5.807%, 03/06/26		3,700	3,708,610
(r) SOFR + 0.790%, FRN, 6.140%, 06/08/26		9,784	9,859,663
JPMorgan Chase Bank NA, Floating Rate Note, SOFR + 1.000%, FRN
(r) 6.367%, 12/08/26		27,240	27,564,510
KeyCorp, Floating Rate Note, SOFR + 1.250%, FRN
(r) 6.616%, 05/23/25		2,200	2,202,130
Keysight Technologies, Inc.
4.550%, 10/30/24		2,900	2,892,828
Kimco Realty OP LLC
3.300%, 02/01/25		200	197,466
3.850%, 06/01/25		2,400	2,365,873
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Kinder Morgan, Inc.
4.300%, 06/01/25		1,000	$990,358
Lazard Group LLC
3.625%, 03/01/27		6,000	5,816,374
Legg Mason, Inc.
# 4.750%, 03/15/26		7,000	6,997,785
Lennar Corp.
4.750%, 05/30/25		3,900	3,878,870
Lowe's Cos., Inc.
3.125%, 09/15/24		630	627,933
Marathon Petroleum Corp.
3.625%, 09/15/24		5,528	5,512,508
4.700%, 05/01/25		4,170	4,146,770
McDonald's Corp.
3.125%, 03/04/25	CAD	2,800	2,011,400
Mondelez International, Inc.
3.250%, 03/07/25	CAD	800	574,952
Morgan Stanley, Floating Rate Note, SOFR + 0.509%, FRN
(r) 5.876%, 01/22/25		110	110,042
Morgan Stanley Bank NA, Floating Rate Note, SOFR + 1.165%, FRN
(r) 6.531%, 10/30/26		300	303,399
MPLX LP
4.875%, 12/01/24		1,330	1,326,331
1.750%, 03/01/26		2,558	2,431,287
National Fuel Gas Co.
5.200%, 07/15/25		9,625	9,603,483
National Rural Utilities Cooperative Finance Corp.
1.000%, 10/18/24		200	197,928
3.450%, 06/15/25		480	473,096
National Rural Utilities Cooperative Finance Corp., Floating Rate Note,
(r) SOFR + 0.330%, FRN, 5.698%, 10/18/24		2,011	2,011,671
(r) SOFR + 0.700%, FRN, 6.063%, 05/07/25		14,302	14,362,727
(r) SOFR + 0.800%, FRN, 6.162%, 02/05/27		300	301,172
NetApp, Inc.
3.300%, 09/29/24		1,928	1,919,357
NextEra Energy Capital Holdings, Inc.
4.255%, 09/01/24		2,710	2,705,328

DFA Short-Duration Real Return Portfolio
CONTINUED
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
NextEra Energy Capital Holdings, Inc., Floating Rate Note, SOFR + 0.760%, FRN
(r)	6.127%, 01/29/26		2,580	$2,590,598
Northrop Grumman Corp.
	2.930%, 01/15/25		1,900	1,878,376
Nucor Corp.
	2.000%, 06/01/25		12,349	12,021,380
Nuveen Finance LLC
Ω	4.125%, 11/01/24		2,180	2,171,336
Old Republic International Corp.
	4.875%, 10/01/24		700	698,272
ONEOK, Inc.
	2.750%, 09/01/24		985	981,791
Oracle Corp.
	2.500%, 04/01/25		5,470	5,365,997
	2.950%, 05/15/25		2,792	2,741,907
Ovintiv, Inc.
	5.650%, 05/15/25		6,650	6,654,842
	5.375%, 01/01/26		3,814	3,818,349
PayPal Holdings, Inc.
	1.650%, 06/01/25		1,507	1,463,833
Penske Truck Leasing Co. LP/PTL Finance Corp.
Ω	4.000%, 07/15/25		341	336,410
Ω	1.200%, 11/15/25		4,000	3,805,589
Ω	4.450%, 01/29/26		1,572	1,556,782
PepsiCo, Inc., Floating Rate Note, SOFR + 0.400%, FRN
(r)	5.764%, 02/13/26		440	441,212
Philip Morris International, Inc.
	2.750%, 03/19/25	EUR	636	684,143
	1.500%, 05/01/25		2,675	2,602,877
Plains All American Pipeline LP/PAA Finance Corp.
	3.600%, 11/01/24		13,579	13,505,448
PNC Financial Services Group, Inc.
	2.200%, 11/01/24		358	354,859
Principal Financial Group, Inc.
	3.400%, 05/15/25		6,302	6,212,677
Prologis Euro Finance LLC
	0.250%, 09/10/27	EUR	828	817,604
Public Storage Operating Co., Floating Rate Note,
(r)	SOFR + 0.600%, FRN, 5.948%, 07/25/25		600	602,003
(r)	SOFR + 0.700%, FRN, 6.049%, 04/16/27		10,100	10,131,108
			Face Amount^	Value†
			(000)
UNITED STATES — (Continued)
	PVH Corp.
	4.625%, 07/10/25		4,003	$3,963,283
Realty Income Corp.
	1.875%, 01/14/27	GBP	1,700	2,021,204
	3.200%, 01/15/27		10,000	9,625,745
	Republic Services, Inc.
	2.500%, 08/15/24		400	399,507
	Roche Holdings, Inc., Floating Rate Note, SOFR + 0.740%, FRN
(r)Ω	6.104%, 11/13/26		3,600	3,629,448
Ross Stores, Inc.
	3.375%, 09/15/24		2,000	1,993,424
	4.600%, 04/15/25		1,000	995,275
	Royalty Pharma PLC
	1.200%, 09/02/25		5,372	5,142,231
Ryder System, Inc.
	2.500%, 09/01/24		5,081	5,064,205
	4.625%, 06/01/25		1,063	1,055,243
	4.300%, 06/15/27		2,140	2,115,200
	Santander Holdings USA, Inc.
	3.450%, 06/02/25		3,500	3,440,105
	Schlumberger Finance BV
Δ	0.000%, 10/15/24	EUR	1,080	1,159,930
Simon Property Group LP
	2.000%, 09/13/24		1,230	1,224,620
	3.375%, 10/01/24		1,100	1,095,838
#	3.500%, 09/01/25		1,925	1,896,016
	Southwest Airlines Co.
	5.250%, 05/04/25		9,864	9,831,460
	State Street Corp., Floating Rate Note, SOFR + 0.845%, FRN
(r)	6.207%, 08/03/26		5,500	5,527,121
	Stryker Corp.
	1.150%, 06/15/25		360	347,424
	Sysco Canada, Inc.
	3.650%, 04/25/25	CAD	4,400	3,165,457
	Thermo Fisher Scientific, Inc.
	0.750%, 09/12/24	EUR	1,000	1,078,554
Truist Bank
	1.500%, 03/10/25		280	273,341
	4.050%, 11/03/25		5,000	4,942,558
	Truist Financial Corp.
	2.500%, 08/01/24		6,417	6,417,000
	TWDC Enterprises 18 Corp.
	2.758%, 10/07/24	CAD	7,000	5,053,243
	UnitedHealth Group, Inc., Floating Rate Note, SOFR + 0.500%, FRN
(r)	5.844%, 07/15/26		2,716	2,721,035
	Utah Acquisition Sub, Inc.
	3.950%, 06/15/26		17,900	17,553,778

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)
UNITED STATES — (Continued)
Ventas Realty LP
2.650%, 01/15/25		800	$789,562
3.500%, 02/01/25		3,000	2,964,949
4.125%, 01/15/26		2,000	1,971,607
Verizon Communications, Inc.
3.376%, 02/15/25		1,000	991,198
Verizon Communications, Inc., Floating Rate Note, SOFR + 0.790%, FRN
(r) 6.141%, 03/20/26		2,092	2,114,827
VF Corp.
2.400%, 04/23/25		1,053	1,028,730
VMware LLC
1.400%, 08/15/26		1,760	1,641,562
Wells Fargo & Co.
1.625%, 06/02/25	EUR	4,000	4,258,870
Wells Fargo Bank NA
5.550%, 08/01/25		3,128	3,144,572
Wells Fargo Bank NA, Floating Rate Note, SOFR + 1.060%, FRN
(r) 6.423%, 08/07/26		500	505,565
Welltower OP LLC
4.000%, 06/01/25		1,000	988,246
Western Union Co.
1.350%, 03/15/26		11,347	10,687,410
Williams Cos., Inc.
3.900%, 01/15/25		2,277	2,259,418
WRKCo, Inc.
3.000%, 09/15/24		5,150	5,130,089
TOTAL UNITED STATES			695,627,170
TOTAL BONDS			1,444,089,352
U.S. TREASURY OBLIGATIONS — (8.3%)
U.S. Treasury Inflation-Indexed Bonds
2.375%, 01/15/25		9,996	9,886,054
U.S. Treasury Inflation-Indexed Notes
0.250%, 01/15/25		6,630	6,490,766
U.S. Treasury Notes
(r) 3M USTMMR + 0.170%, FRN, 5.383%, 10/31/25		33,000	33,017,630
(r) 3M USTMMR + 0.245%, FRN, 5.458%, 01/31/26		32,000	32,050,239
U.S. Treasury Notes, Floating Rate Note
(r) 3M USTMMR + 0.200%, FRN, 5.459%, 01/31/25		3,500	3,501,043
		Face Amount^	Value†
		(000)

(r)	3M USTMMR + 0.169%, FRN, 5.382%, 04/30/25	59,000	$59,026,481
(r)	3M USTMMR + 0.125%, FRN, 5.384%, 07/31/25	12,000	11,998,487
TOTAL U.S. TREASURY OBLIGATIONS			155,970,700
COMMERCIAL PAPER — (11.9%)
CANADA — (1.9%)
Canadian Imperial Bank of Commerce
Ω	5.509%, 09/05/24	9,500	9,449,506
Magna International, Inc.
Ω	5.654%, 08/26/24	4,000	3,984,169
Ω	5.642%, 09/05/24	5,500	5,469,827
Ω	5.623%, 09/19/24	5,000	4,961,968
Ω	5.625%, 09/24/24	2,000	1,983,276
PSP Capital, Inc.
Ω	5.474%, 10/02/24	4,000	3,963,019
Toronto-Dominion Bank
Ω	5.522%, 09/20/24	5,000	4,962,329
TOTAL CANADA			34,774,094
FRANCE — (1.7%)
Caisse d'Amortissement de la Dette Sociale
Ω	5.496%, 09/03/24	6,000	5,969,967
LVMH Moet Hennessy Louis Vuitton SE
Ω	5.526%, 08/14/24	6,000	5,987,610
Ω	5.526%, 08/14/24	2,000	1,995,870
Ω	5.487%, 08/27/24	1,500	1,494,026
Ω	5.489%, 09/05/24	3,500	3,481,408
Ω	5.512%, 09/19/24	5,500	5,459,386
Sanofi SA
Ω	5.486%, 09/06/24	7,000	6,961,781
TOTAL FRANCE			31,350,048
GERMANY — (0.2%)
BASF SE
Ω	5.589%, 09/30/24	3,000	2,972,602
UNITED KINGDOM — (0.3%)
Experian Finance PLC
Ω	5.503%, 08/09/24	3,000	2,995,928
LSEGA Financing PLC
Ω	5.665%, 10/01/24	3,500	3,467,281
TOTAL UNITED KINGDOM			6,463,209
UNITED STATES — (7.8%)
AT&T, Inc.
Ω	5.610%, 09/30/24	7,000	6,935,930

DFA Short-Duration Real Return Portfolio
CONTINUED
		Face Amount^	Value†
		(000)

UNITED STATES — (Continued)
Avangrid, Inc.
Ω	5.762%, 08/15/24	5,000	$4,988,360
Ω	5.696%, 08/22/24	2,000	1,993,174
Caisse des Depots et Consignations
Ω	5.468%, 08/30/24	1,550	1,543,128
Campbell Soup Co.
Ω	5.612%, 09/09/24	7,500	7,452,389
Canadian National Railway Co.
Ω	5.619%, 08/14/24	2,000	1,995,800
Ω	5.607%, 08/27/24	8,000	7,967,640
Cigna Group
Ω	5.529%, 09/03/24	13,500	13,430,037
Cisco Systems, Inc.
Ω	5.490%, 10/03/24	10,000	9,905,671
Ω	5.491%, 10/03/24	5,000	4,952,836
Consolidated Edison Co. of New York, Inc.
Ω	5.630%, 08/26/24	2,000	1,992,089
Ω	5.571%, 09/03/24	500	497,412
Ω	5.638%, 09/05/24	4,000	3,978,080
Ω	5.653%, 09/18/24	3,000	2,977,602
Constellation Brands, Inc.
Ω	5.732%, 08/12/24	4,000	3,992,340
Ω	5.798%, 08/12/24	2,500	2,495,213
Ω	5.757%, 08/13/24	2,750	2,744,292
Crown Castle, Inc.
Ω	5.915%, 08/01/24	2,000	1,999,684
EIDP, Inc.
Ω	5.632%, 08/13/24	3,000	2,994,100
Ω	5.622%, 09/03/24	3,000	2,984,437
Ω	5.695%, 12/10/24	4,400	4,314,945
Enel Finance America LLC
Ω	5.651%, 10/10/24	5,750	5,687,969
Ω	5.796%, 11/18/24	1,686	1,657,958
ERP Operating LP
Ω	5.564%, 08/02/24	2,500	2,499,247
Eversource Energy
Ω	5.733%, 08/26/24	1,500	1,494,118
FMC Corp.
Ω	6.219%, 08/19/24	1,000	996,786
Glencore Funding LLC
Ω	5.719%, 08/06/24	1,000	999,077
Harley-Davidson Financial Services, Inc.
Ω	6.178%, 09/24/24	3,000	2,974,012
Ω	6.131%, 11/05/24	5,000	4,921,511
Intel Corp.
Ω	5.503%, 08/07/24	1,750	1,748,152
Intercontinental Exchange, Inc.
Ω	5.511%, 08/07/24	2,000	1,997,818
			Face Amount^	Value†
			(000)

UNITED STATES — (Continued)
National Securities Clearing Corp.
Ω	5.465%, 08/14/24		2,500	$2,494,828
Ω	5.489%, 09/16/24		2,500	2,482,636
NextEra Energy Capital Holdings, Inc.
Ω	5.653%, 08/21/24		5,000	4,984,037
Ω	5.684%, 08/23/24		2,000	1,992,999
Ω	5.672%, 09/20/24		4,000	3,968,833
NRW Bank
Ω	5.479%, 09/03/24		400	398,013
Walt Disney Co.
Ω	5.678%, 11/06/24		3,600	3,547,119
Ω	5.639%, 12/13/24		3,000	2,940,431
Whirlpool Corp.
Ω	6.012%, 08/16/24		7,000	6,981,674
TOTAL UNITED STATES				146,902,377
TOTAL COMMERCIAL PAPER (Cost $222,485,009)				222,462,330
FOREIGN SOVEREIGN OBLIGATIONS — (1.3%)
CANADA — (0.2%)
Canada Treasury Bills
∞	4.641%, 08/29/24	CAD	3,000	2,165,198
∞	4.761%, 08/01/24	CAD	3,000	2,172,629
TOTAL CANADA				4,337,827
SINGAPORE — (1.1%)
Monetary Authority of Singapore Bills
∞	3.875%, 08/12/24	SGD	13,500	10,087,982
∞	3.791%, 08/30/24	SGD	13,500	10,069,338
TOTAL SINGAPORE				20,157,320
TOTAL FOREIGN SOVEREIGN OBLIGATIONS				24,495,147
TOTAL INVESTMENT SECURITIES (Cost $1,854,520,410)				1,847,017,529

		Shares
SECURITIES LENDING COLLATERAL — (1.3%)
@§	The DFA Short Term Investment Fund	2,156,443	24,943,577
TOTAL INVESTMENTS — (100.0%)
(Cost $1,879,464,343)^^			$1,871,961,106

DFA Short-Duration Real Return Portfolio
CONTINUED
As of July 31, 2024, DFA Short-Duration Real Return Portfolio had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Foreign Exchange Appreciation (Depreciation)
USD	35,981,459	CAD	49,135,758	Morgan Stanley and Co. International	08/06/24	$387,646
EUR	2,511,144	USD	2,716,114	Citibank, N.A.	08/08/24	2,316
USD	26,701,975	EUR	24,616,781	State Street Bank and Trust	08/09/24	51,948
USD	23,410,632	EUR	21,613,472	Bank of New York Mellon	08/12/24	8,696
USD	45,665,280	AUD	67,556,926	Royal Bank of Canada	08/12/24	1,474,994
USD	40,232,926	AUD	61,451,992	Bank of New York Mellon	08/27/24	19,922
SGD	13,539,960	USD	10,126,968	Societe Generale	09/13/24	23,517
USD	439,321	CAD	599,787	Citibank, N.A.	09/17/24	4,309
CAD	7,842,776	USD	5,670,235	HSBC Bank	09/17/24	17,955
USD	22,993,738	CAD	31,400,869	Royal Bank of Canada	09/17/24	219,392
USD	26,302,665	CAD	35,897,030	State Street Bank and Trust	09/18/24	266,554
CAD	21,885,397	USD	15,842,647	State Street Bank and Trust	09/18/24	30,828
GBP	3,387,202	USD	4,287,816	Australia and New Zealand Bank	09/20/24	68,501
Total Appreciation						$2,576,578
CAD	6,984,259	USD	5,100,837	Citibank, N.A.	08/06/24	$(41,459)
CAD	11,159,131	USD	8,193,528	Societe Generale	08/06/24	(109,884)
EUR	448,906	USD	487,536	Citibank, N.A.	08/08/24	(1,574)
USD	26,886,982	EUR	24,954,801	Royal Bank of Canada	08/08/24	(127,750)
USD	1,933,590	GBP	1,548,289	State Street Bank and Trust	08/08/24	(56,927)
EUR	6,510,852	USD	7,089,906	Citibank, N.A.	08/09/24	(41,284)
EUR	2,062,046	USD	2,250,128	State Street Bank and Trust	08/09/24	(17,765)
USD	14,193,172	EUR	13,169,066	Barclays Capital	09/03/24	(80,277)
USD	10,054,265	SGD	13,485,555	Citibank, N.A.	09/13/24	(55,434)
USD	10,013,610	SGD	13,500,000	Societe Generale	09/13/24	(106,918)
USD	10,017,528	SGD	13,495,680	State Street Bank and Trust	09/13/24	(99,762)
USD	7,804,743	CAD	10,796,020	Bank of New York Mellon	09/18/24	(25,609)
USD	5,288,064	GBP	4,179,979	Barclays Capital	09/20/24	(87,852)
Total (Depreciation)						$(852,495)
Total Appreciation (Depreciation)						$1,724,083
As of July 31, 2024, DFA Short-Duration Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.243%	Fixed	CPI	Maturity	USD	26,000,000	01/14/25	—	—	$869,653	$869,653
Bank of America Corp.	3.070%	Fixed	CPI	Maturity	USD	18,000,000	01/25/25	—	—	653,127	653,127
Bank of America Corp.	2.905%	Fixed	CPI	Maturity	USD	21,000,000	10/08/24	—	—	1,294,882	1,294,882
Bank of America Corp.	2.889%	Fixed	CPI	Maturity	USD	20,000,000	08/04/24	—	—	1,528,903	1,528,903
Bank of America Corp.	2.820%	Fixed	CPI	Maturity	USD	44,000,000	09/03/24	—	—	3,020,788	3,020,788
Bank of America Corp.	2.765%	Fixed	CPI	Maturity	USD	22,000,000	12/05/24	—	—	85,840	85,840
Bank of America Corp.	2.681%	Fixed	CPI	Maturity	USD	52,000,000	10/17/24	—	—	11,806	11,806
Bank of America Corp.	2.629%	Fixed	CPI	Maturity	USD	36,000,000	09/27/24	—	—	107,026	107,026
Bank of America Corp.	2.574%	Fixed	CPI	Maturity	USD	64,000,000	09/28/24	—	—	230,805	230,805

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.495%	Fixed	CPI	Maturity	USD	43,000,000	03/16/26	—	—	$4,200,536	$4,200,536
Bank of America Corp.	2.405%	Fixed	CPI	Maturity	USD	27,000,000	08/23/24	—	—	175,606	175,606
Citibank, N.A.	3.859%	Fixed	CPI	Maturity	USD	39,000,000	03/09/25	—	—	201,632	201,632
Citibank, N.A.	3.774%	Fixed	CPI	Maturity	USD	22,000,000	03/04/25	—	—	185,151	185,151
Citibank, N.A.	3.125%	Fixed	CPI	Maturity	USD	42,000,000	01/31/25	—	—	1,400,329	1,400,329
Citibank, N.A.	2.563%	Fixed	CPI	Maturity	USD	52,000,000	10/04/24	—	—	164,687	164,687
Citibank, N.A.	2.414%	Fixed	CPI	Maturity	USD	37,000,000	11/03/24	—	—	26,204	26,204
Citibank, N.A.	2.198%	Fixed	CPI	Maturity	USD	54,000,000	11/21/24	—	—	82,410	82,410
Citibank, N.A.	2.064%	Fixed	CPI	Maturity	USD	63,000,000	12/13/24	—	—	131,188	131,188
Citibank, N.A.	2.054%	Fixed	CPI	Maturity	USD	20,000,000	02/05/25	—	—	59,047	59,047
Citibank, N.A.	1.303%	Fixed	CPI	Maturity	USD	25,000,000	06/22/25	—	—	4,189,465	4,189,465
Deutsche Bank AG	3.345%	Fixed	CPI	Maturity	USD	30,000,000	11/01/24	—	—	1,379,634	1,379,634
Deutsche Bank AG	3.318%	Fixed	CPI	Maturity	USD	25,000,000	11/29/25	—	—	830,865	830,865
Deutsche Bank AG	3.280%	Fixed	CPI	Maturity	USD	20,000,000	01/05/25	—	—	684,724	684,724
Deutsche Bank AG	3.275%	Fixed	CPI	Maturity	USD	43,000,000	11/08/24	—	—	2,043,531	2,043,531
Deutsche Bank AG	3.223%	Fixed	CPI	Maturity	USD	20,000,000	12/01/25	—	—	743,108	743,108
Deutsche Bank AG	2.725%	Fixed	CPI	Maturity	USD	22,000,000	11/16/25	—	—	40,657	40,657
Deutsche Bank AG	2.695%	Fixed	CPI	Maturity	USD	32,000,000	09/24/25	—	—	1,978,267	1,978,267
Deutsche Bank AG	2.423%	Fixed	CPI	Maturity	USD	45,000,000	03/08/26	—	—	4,579,318	4,579,318
Deutsche Bank AG	2.420%	Fixed	CPI	Maturity	USD	20,000,000	03/05/26	—	—	2,036,830	2,036,830
Deutsche Bank AG	2.325%	Fixed	CPI	Maturity	USD	42,000,000	03/02/26	—	—	4,485,513	4,485,513
Deutsche Bank AG	2.120%	Fixed	CPI	Maturity	USD	50,000,000	01/22/25	—	—	100,067	100,067
Deutsche Bank AG	1.540%	Fixed	CPI	Maturity	USD	20,000,000	07/15/25	—	—	3,200,320	3,200,320
Morgan Stanley and Co. International	2.440%	Fixed	CPI	Maturity	USD	42,000,000	11/01/24	—	—	24,481	24,481
Morgan Stanley and Co. International	2.275%	Fixed	CPI	Maturity	USD	37,000,000	11/22/24	—	—	25,586	25,586
Morgan Stanley and Co. International	1.907%	Fixed	CPI	Maturity	USD	45,000,000	07/31/25	—	—	3,275	3,275
Total Appreciation										$40,775,261	$40,775,261
Bank of America Corp.	2.657%	Fixed	CPI	Maturity	USD	63,000,000	10/23/24	—	—	(21,843)	(21,843)
Bank of America Corp.	2.464%	Fixed	CPI	Maturity	USD	36,000,000	02/28/25	—	—	(13,455)	(13,455)
Bank of America Corp.	2.419%	Fixed	CPI	Maturity	USD	64,000,000	06/10/25	—	—	(344,866)	(344,866)
Bank of America Corp.	2.318%	Fixed	CPI	Maturity	USD	60,000,000	06/28/25	—	—	(263,716)	(263,716)
Citibank, N.A.	2.642%	Fixed	CPI	Maturity	USD	55,000,000	03/20/25	—	—	(165,994)	(165,994)
Citibank, N.A.	2.565%	Fixed	CPI	Maturity	USD	20,000,000	05/08/25	—	—	(107,204)	(107,204)
Citibank, N.A.	2.490%	Fixed	CPI	Maturity	USD	40,000,000	05/29/25	—	—	(233,133)	(233,133)
Citibank, N.A.	2.475%	Fixed	CPI	Maturity	USD	75,000,000	05/21/25	—	—	(392,428)	(392,428)
Citibank, N.A.	2.295%	Fixed	CPI	Maturity	USD	25,000,000	07/11/25	—	—	(104,289)	(104,289)
Citibank, N.A.	1.920%	Fixed	CPI	Maturity	USD	45,000,000	07/24/25	—	—	(10,697)	(10,697)
Deutsche Bank AG	3.959%	Fixed	CPI	Maturity	USD	30,000,000	05/04/25	—	—	(229,022)	(229,022)
Deutsche Bank AG, London Branch	2.310%	Fixed	CPI	Maturity	USD	42,000,000	06/26/25	—	—	(190,225)	(190,225)

DFA Short-Duration Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Deutsche Bank AG, London Branch	2.240%	Fixed	CPI	Maturity	USD	35,000,000	06/14/25	—	—	$(122,087)	$(122,087)
Morgan Stanley and Co. International	2.970%	Fixed	CPI	Maturity	USD	32,000,000	10/28/25	—	—	(178,366)	(178,366)
Morgan Stanley and Co. International	2.530%	Fixed	CPI	Maturity	USD	5,000,000	03/13/25	—	—	(8,388)	(8,388)
Total (Depreciation)										$(2,385,713)	$(2,385,713)
Total Appreciation (Depreciation)										$38,389,548	$38,389,548
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Bonds
Australia	—	$118,467,182	—	$118,467,182
Austria	—	1,702,438	—	1,702,438
Belgium	—	8,379,609	—	8,379,609
Canada	—	104,886,601	—	104,886,601
Finland	—	3,914,473	—	3,914,473
France	—	56,898,952	—	56,898,952
Germany	—	62,652,632	—	62,652,632
Ireland	—	16,153,788	—	16,153,788
Italy	—	9,809,716	—	9,809,716
Japan	—	76,894,147	—	76,894,147
Netherlands	—	31,418,841	—	31,418,841
Norway	—	14,140,109	—	14,140,109
Spain	—	12,930,595	—	12,930,595
Supranational Organization Obligations	—	161,500,220	—	161,500,220
Sweden	—	21,085,804	—	21,085,804
Switzerland	—	16,746,878	—	16,746,878
United Kingdom	—	30,880,197	—	30,880,197
United States	—	695,627,170	—	695,627,170
U.S. Treasury Obligations	—	155,970,700	—	155,970,700
Commercial Paper	—	222,462,330	—	222,462,330
Foreign Sovereign Obligations	—	24,495,147	—	24,495,147
Securities Lending Collateral	—	24,943,577	—	24,943,577
Total Investments in Securities	—	$1,871,961,106	—	$1,871,961,106
Financial Instruments
Assets
Forward Currency Contracts**	—	2,576,578	—	2,576,578
Swap Agreements**	—	40,775,261	—	40,775,261
Liabilities
Forward Currency Contracts**	—	(852,495)	—	(852,495)
Swap Agreements**	—	(2,385,713)	—	(2,385,713)
Total Financial Instruments	—	$40,113,631	—	$40,113,631
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (97.3%)
ALABAMA — (1.4%)
Alabama Federal Aid Highway Finance Authority (RB)
¤ 5.000%, 09/01/30 (Pre-refunded @ $100, 9/1/24)	3,605	$3,610,230
Alabama Federal Aid Highway Finance Authority (RB) Series A
¤ 5.000%, 09/01/32 (Pre-refunded @ $100, 9/1/26)	1,095	1,138,053
¤ 5.000%, 09/01/33 (Pre-refunded @ $100, 9/1/26)	2,540	2,639,868
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/26)	4,750	4,936,761
State of Alabama (GO) Series B
5.000%, 11/01/24	2,665	2,677,815
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,090	1,145,768
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/45 (Pre-refunded @ $100, 1/1/25)	5,740	5,785,595
TOTAL ALABAMA		21,934,090
ARIZONA — (0.7%)
City of Phoenix (GO)
5.000%, 07/01/27	1,555	1,648,086
City of Tempe (GO)
5.000%, 07/01/26	1,710	1,776,594
5.000%, 07/01/27	955	1,012,169
Coconino County Unified School District No. 1-Flagstaff (GO) Series B
4.000%, 07/01/27	1,000	1,032,068
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Coconino County Unified School District No. 1-Flagstaff (GO) Series C
5.000%, 07/01/28	1,250	$1,349,889
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/25	1,190	1,212,087
Town of Gilbert (GO)
5.000%, 07/15/27	1,500	1,593,239
University of Arizona (RB) Series A
5.000%, 06/01/26	1,000	1,015,855
TOTAL ARIZONA		10,639,987
ARKANSAS — (0.1%)
University of Arkansas (RB) Series A
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 11/1/24)	1,410	1,416,076
CALIFORNIA — (6.5%)
California State Public Works Board (RB) Series B
5.000%, 05/01/28	1,185	1,276,289
California State Public Works Board (RB) Series D
5.000%, 05/01/28	2,235	2,407,179
City of Los Angeles (RN)
5.000%, 06/26/25	8,985	9,153,413
City of San Francisco Public Utilities Commission Water Revenue (RB) Series A
4.000%, 11/01/30	7,845	8,004,709
Clovis Unified School District (GO) Series C
¤ 4.000%, 08/01/39 (Pre-refunded @ $100, 8/1/24)	7,000	7,000,000
County of Los Angeles (RN)
5.000%, 06/30/25	17,250	17,568,928
County of Riverside (RN)
5.000%, 06/30/25	9,570	9,754,783

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
CALIFORNIA — (Continued)
Los Angeles Unified School District (GO) Series A
5.000%, 07/01/25	15	$15,295
5.000%, 07/01/26	1,065	1,109,514
Los Angeles Unified School District (GO) Series C
5.000%, 07/01/26	1,110	1,156,394
Palomar Community College District (GO)
¤ 5.000%, 05/01/31 (Pre-refunded @ $100, 5/1/25)	790	803,191
San Diego Unified School District (RN) Series A
5.000%, 06/30/25	6,685	6,808,543
San Francisco Unified School District (GO)
5.000%, 06/15/28	5,390	5,828,717
Santa Clara County Financing Authority (RB) Series A
5.000%, 05/01/25	540	548,895
State of California (GO)
5.000%, 08/01/24	1,250	1,250,000
5.000%, 10/01/25	1,900	1,905,645
5.000%, 08/01/26	9,000	9,383,316
5.000%, 12/01/26	5,535	5,803,567
3.500%, 08/01/27	1,500	1,522,258
5.000%, 10/01/29	1,020	1,050,839
4.000%, 08/01/35	725	729,832
4.000%, 08/01/37	3,000	3,014,020
State of California (GO) Series B
5.000%, 09/01/25	3,185	3,257,830
University of California (RB) Series BX
5.000%, 05/15/26	2,110	2,192,025
TOTAL CALIFORNIA		101,545,182
COLORADO — (1.2%)
Board of Water Commissioners City & County of Denver (RB) Series A
5.000%, 12/15/26	3,310	3,473,989
5.000%, 12/15/27	3,450	3,694,022
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J (GO) (ST AID WITHHLDG) Series C
5.000%, 12/15/29	3,045	3,191,216
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG)
5.000%, 12/01/35	1,815	$1,841,392
City of Colorado Springs Utilities System Revenue (RB) Series A-1
5.000%, 11/15/26	3,125	3,270,674
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	1,470	1,479,167
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	395	413,974
Garfield Pitkin & Eagle Counties School District No. Re-1 Roaring Fork (GO) (ST AID WITHHLDG) Series 1
¤ 5.000%, 12/15/29 (Pre-refunded @ $100, 12/15/25)	630	647,453
Jefferson County School District R-1 (GO) (ST AID WITHHLDG)
5.250%, 12/15/24	1,035	1,042,914
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	475	487,853
TOTAL COLORADO		19,542,654
CONNECTICUT — (1.3%)
City of New London (GO)
4.500%, 03/13/25	8,600	8,659,692
City of Torrington (GO)
4.000%, 03/13/25	4,420	4,441,839
Town of Greenwich (GO)
4.000%, 02/06/25	2,640	2,653,702
Town of Madison (GO)
4.000%, 12/19/24	5,030	5,046,102
TOTAL CONNECTICUT		20,801,335
DISTRICT OF COLUMBIA — (0.2%)
District of Columbia (GO) Series B
5.000%, 06/01/25	1,215	1,235,629

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
DISTRICT OF COLUMBIA — (Continued)
District of Columbia (GO) Series E
5.000%, 06/01/26	2,260	$2,345,965
TOTAL DISTRICT OF COLUMBIA		3,581,594
FLORIDA — (3.3%)
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/25	205	209,835
5.000%, 10/01/26	180	187,815
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	375	381,877
Florida Department of Environmental Protection (RB) Series A
5.000%, 07/01/26	5,025	5,209,063
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,450	1,480,069
Hillsborough County Aviation Authority (RB) Series B
¤ 5.000%, 10/01/34 (Pre-refunded @ $100, 10/1/24)	4,825	4,840,359
¤ 5.000%, 10/01/35 (Pre-refunded @ $100, 10/1/24)	2,400	2,407,640
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/24	3,645	3,656,699
Palm Beach County Health Facilities Authority (RB)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,420	1,427,763
School District of Broward County (RN)
4.000%, 01/29/25	20,000	20,077,690
State of Florida (GO) Series A
5.000%, 06/01/25	4,770	4,852,264
5.000%, 07/01/27	1,165	1,212,533
State of Florida (GO) Series B
5.000%, 06/01/25	3,120	3,173,808
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
State of Florida (GO) Series E
5.000%, 06/01/25	3,035	$3,087,342
TOTAL FLORIDA		52,204,757
GEORGIA — (3.3%)
City of Atlanta (GO) Series A-1
5.000%, 12/01/24	865	870,729
City of Atlanta (GO) Series A-2
5.000%, 12/01/24	1,690	1,701,194
Clarke County School District (GO) (ST AID WITHHLDG)
5.000%, 09/01/27	3,140	3,338,868
Gwinnett County School District (GO) Series B
5.000%, 08/01/27	25,000	26,571,807
Richmond County Board of Education (GO) (ST AID WITHHLDG)
5.000%, 10/01/25	1,070	1,093,873
State of Georgia (GO) Series A
5.000%, 07/01/26	1,240	1,289,655
5.000%, 07/01/27	8,065	8,562,001
State of Georgia (GO) Series A-1
5.000%, 02/01/25	2,620	2,646,437
State of Georgia (GO) Series C
4.000%, 07/01/29	4,000	4,222,300
State of Georgia (GO) Series F
5.000%, 01/01/27	1,195	1,255,671
TOTAL GEORGIA		51,552,535
HAWAII — (0.5%)
City & County of Honolulu (GO) Series A
5.000%, 11/01/25	3,180	3,260,189
5.000%, 07/01/26	90	93,471
City & County of Honolulu (GO) Series B
5.000%, 07/01/25	115	117,103
5.000%, 10/01/25	485	496,407
5.000%, 07/01/26	110	114,242
5.000%, 10/01/26	640	654,522
County of Maui (GO)
5.000%, 03/01/25	780	788,965

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (Continued)
State of Hawaii (GO) Series FH
5.000%, 10/01/26	1,880	$1,960,867
TOTAL HAWAII		7,485,766
ILLINOIS — (0.1%)
County of Will (GO)
¤ 5.000%, 11/15/34 (Pre-refunded @ $100, 11/15/25)	1,045	1,070,822
IOWA — (0.4%)
City of Des Moines (GO) Series D
5.000%, 06/01/25	1,420	1,443,403
City of Sioux City (GO) Series A
3.000%, 06/01/27	1,325	1,319,611
City of Urbandale (GO) Series A
5.000%, 06/01/27	1,040	1,099,240
Iowa Valley Community College District (GO)
4.000%, 06/01/28	2,890	3,004,398
TOTAL IOWA		6,866,652
KANSAS — (0.8%)
City of Merriam (GO)
5.000%, 10/01/25	230	235,265
City of Olathe (GO) Series A
5.000%, 08/01/25	9,055	9,214,216
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	1,500	1,564,878
Kansas Development Finance Authority (RB) Series D
5.000%, 05/01/28	2,000	2,147,285
TOTAL KANSAS		13,161,644
KENTUCKY — (1.3%)
Louisville & Jefferson County Metropolitan Sewer District (RB)
4.000%, 05/15/31	1,410	1,416,925
Louisville & Jefferson County Metropolitan Sewer District (RB) Series C
5.000%, 05/15/25	1,640	1,666,196
	Face Amount	Value†
	(000)
KENTUCKY — (Continued)
Louisville Water Co. (RB)
5.000%, 11/15/27	4,000	$4,263,380
Louisville/Jefferson County Metropolitan Government (GO) Series A
5.000%, 12/01/25	3,800	3,903,613
5.000%, 04/01/28	7,885	8,479,360
TOTAL KENTUCKY		19,729,474
LOUISIANA — (2.1%)
City of Shreveport (GO)
¤ 5.000%, 09/01/34 (Pre-refunded @ $100, 9/1/24)	1,750	1,752,613
East Baton Rouge Sewerage Commission (RB) Series B
¤ 5.000%, 02/01/32 (Pre-refunded @ $100, 2/1/25)	2,415	2,439,995
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	1,000	1,003,014
¤ 5.000%, 10/01/35 (Pre-refunded @ $100, 10/1/24)	1,590	1,594,793
¤ 5.000%, 10/01/37 (Pre-refunded @ $100, 10/1/24)	2,015	2,021,073
¤ 5.000%, 10/01/39 (Pre-refunded @ $100, 10/1/24)	1,110	1,113,346
St. Tammany Parish Wide School District No. 12 (GO) Series A
5.000%, 03/01/28	1,175	1,255,422
State of Louisiana (GO)
4.000%, 05/01/31	1,385	1,387,282
4.000%, 05/01/34	3,000	2,995,627
State of Louisiana (GO) Series B
5.000%, 10/01/24	7,100	7,121,975
State of Louisiana (GO) Series B
5.000%, 08/01/25	5,000	5,098,235

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
LOUISIANA — (Continued)
State of Louisiana (GO) Series D-1
5.000%, 12/01/26	4,265	$4,286,080
TOTAL LOUISIANA		32,069,455
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/27	1,000	1,057,974
State of Maine (GO) Series D
5.000%, 06/01/28	730	786,323
TOTAL MAINE		1,844,297
MARYLAND — (5.3%)
City of Baltimore (GO) Series A
5.000%, 10/15/26	800	835,936
County of Anne Arundel (GO)
5.000%, 04/01/26	4,475	4,629,501
County of Anne Arundel (GO) Series 2024
5.000%, 04/01/26	2,210	2,286,301
County of Baltimore (GO)
3.000%, 11/01/24	5,015	5,009,373
5.000%, 07/01/25	885	901,875
5.000%, 07/01/26	1,310	1,362,901
5.000%, 08/01/26	3,850	3,924,326
County of Charles (GO)
5.000%, 10/01/24	2,025	2,031,431
5.000%, 10/01/25	390	399,153
County of Howard (GO) Series A
5.000%, 02/15/27	2,435	2,565,174
County of Howard (GO) Series D
5.000%, 02/15/25	8,390	8,483,400
County of Montgomery (GO) Series A
¤ 5.000%, 11/01/27 (Pre-refunded @ $100, 11/1/24)	2,010	2,020,184
¤ 4.000%, 11/01/31 (Pre-refunded @ $100, 11/1/24)	2,435	2,441,338
County of Montgomery (GO) Series C
5.000%, 10/01/26	5,540	5,792,691
5.000%, 10/01/27	6,655	7,100,222
County of Prince George's (GO) Series A
5.000%, 08/01/25	1,265	1,291,334
County of Wicomico (GO) Series A
5.000%, 12/01/25	1,000	1,027,532
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
State of Maryland (GO) Series A
5.000%, 08/01/25	2,655	$2,710,328
5.000%, 03/15/26	1,045	1,080,484
4.000%, 08/01/26	5,400	5,401,788
5.000%, 03/15/28	8,030	8,639,694
State of Maryland (GO) Series B
5.000%, 08/01/24	2,690	2,690,000
5.000%, 08/01/25	515	525,732
5.000%, 08/01/26	6,645	6,924,351
Washington Suburban Sanitary Commission (RB)
3.000%, 06/01/26	2,160	2,157,136
TOTAL MARYLAND		82,232,185
MASSACHUSETTS — (2.4%)
City of Somerville (GO)
4.500%, 05/30/25	4,040	4,089,556
Commonwealth of Massachusetts (GO) Series A
5.000%, 09/01/24	3,965	3,971,554
Commonwealth of Massachusetts (GO) Series B
5.000%, 11/01/24	2,575	2,587,968
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/24	1,630	1,630,000
Commonwealth of Massachusetts (GO) Series D
5.000%, 07/01/26	700	728,430
Commonwealth of Massachusetts (GO) Series E
5.000%, 11/01/27	1,000	1,068,256
Massachusetts Development Finance Agency (RB) Series A
5.000%, 10/15/25	2,390	2,450,559
Massachusetts School Building Authority (RB) Series A
5.000%, 11/15/25	3,240	3,324,205
Massachusetts Water Resources Authority (RB) Series F
¤ 4.000%, 08/01/38 (Pre-refunded @ $100, 8/1/24)	2,300	2,300,000

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
¤ 4.000%, 08/01/40 (Pre-refunded @ $100, 8/1/24)	1,860	$1,860,000
Town of Belmont (GO)
4.500%, 11/14/24	6,665	6,685,806
Town of Hingham (GO)
4.000%, 02/14/25	5,010	5,029,916
Town of Lexington (GO)
4.000%, 02/15/27	1,000	1,031,574
TOTAL MASSACHUSETTS		36,757,824
MICHIGAN — (1.0%)
L'Anse Creuse Public Schools (GO) (Q-SBLF)
¤ 5.000%, 05/01/27 (Pre-refunded @ $100, 5/1/25)	1,025	1,040,810
Michigan Finance Authority (RB)
¤ 5.000%, 08/01/28 (Pre-refunded @ $100, 8/1/24)	5,170	5,170,000
¤ 5.000%, 08/01/31 (Pre-refunded @ $100, 8/1/24)	2,945	2,945,000
¤ 5.000%, 11/15/31 (Pre-refunded @ $100, 5/15/25)	1,200	1,216,355
¤ 5.000%, 08/01/32 (Pre-refunded @ $100, 8/1/24)	2,500	2,500,000
Michigan State University (RB) Series A
5.000%, 08/15/25	1,545	1,577,927
State of Michigan (GO) Series A
5.000%, 05/01/25	1,765	1,791,801
TOTAL MICHIGAN		16,241,893
MINNESOTA — (2.8%)
City of Minneapolis (GO)
5.500%, 12/01/24	325	327,686
County of Hennepin (GO) Series C
5.000%, 12/15/24	3,995	4,024,654
County of Hennepin (GO) Series A
5.000%, 12/01/31	4,415	4,649,024
Metropolitan Council (GO) Series B
5.000%, 12/01/25	1,925	1,979,019
5.000%, 03/01/27	4,360	4,594,968
	Face Amount	Value†
	(000)
MINNESOTA — (Continued)
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/28	2,610	$2,782,878
State of Minnesota (GO) Series A
5.000%, 08/01/25	12,150	12,400,778
5.000%, 09/01/25	2,100	2,146,938
5.000%, 08/01/28	6,000	6,501,818
5.000%, 08/01/32	1,175	1,175,959
State of Minnesota (GO) Series B
5.000%, 08/01/24	1,030	1,030,000
State of Minnesota (GO) Series D
5.000%, 08/01/25	1,480	1,510,548
University of Minnesota (RB) Series B
5.000%, 10/01/25	810	829,105
TOTAL MINNESOTA		43,953,375
MISSISSIPPI — (0.6%)
State of Mississippi (GO) Series A
¤ 4.000%, 10/01/33 (Pre-refunded @ $100, 10/1/25)	5,175	5,237,827
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/26)	4,690	4,913,491
TOTAL MISSISSIPPI		10,151,318
MISSOURI — (0.2%)
City of Kansas City (GO) Series A
4.000%, 02/01/27	1,010	1,038,381
Metropolitan St. Louis Sewer District (RB) Series B
5.000%, 05/01/29	150	163,974
North Kansas City School District No. 74 (GO) Series B
4.000%, 03/01/26	1,990	2,021,883
TOTAL MISSOURI		3,224,238
NEBRASKA — (1.3%)
County of Sarpy (GO)
5.000%, 06/01/26	1,110	1,152,221
5.000%, 06/01/27	2,535	2,662,352
Douglas County School District No. 17 (GO)
4.000%, 12/15/26	3,025	3,098,251

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEBRASKA — (Continued)
Elkhorn School District (GO)
¤ 4.000%, 12/15/32 (Pre-refunded @ $100, 12/15/24)	1,280	$1,284,952
Kearney School District (GO)
¤ 4.750%, 12/15/36 (Pre-refunded @ $100, 12/15/24)	7,820	7,866,524
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/24	1,135	1,142,214
Omaha Public Power District (RB) Series B
¤ 4.000%, 02/01/29 (Pre-refunded @ $100, 8/1/24)	1,340	1,340,000
Omaha School District (GO)
5.000%, 12/15/25	1,365	1,404,818
TOTAL NEBRASKA		19,951,332
NEVADA — (1.9%)
County of Clark (GO) Series B
5.000%, 11/01/24	6,065	6,094,197
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	11,530	12,189,991
State of Nevada (GO) Series D
5.000%, 04/01/25	11,805	11,965,533
TOTAL NEVADA		30,249,721
NEW JERSEY — (3.7%)
City of Hoboken (GO)
3.000%, 02/01/27	1,000	993,572
City of Ventnor City (GO)
4.500%, 07/01/25	3,000	3,033,310
County of Essex (GO)
4.250%, 07/10/25	8,000	8,075,465
County of Hudson (GO)
4.000%, 02/28/25	15,000	15,053,850
County of Mercer (GO)
4.000%, 02/01/27	3,430	3,525,729
4.000%, 02/01/28	3,290	3,420,469
County of Monmouth (GO)
5.000%, 06/03/25	1,000	1,015,471
	Face Amount	Value†
	(000)
NEW JERSEY — (Continued)
New Jersey Economic Development Authority (RB) Series BBB
¤ 5.500%, 06/15/30 (Pre-refunded @ $100, 12/15/26)	6,075	$6,452,523
Township of Hamilton/Mercer County (GO) Series A
5.000%, 05/14/25	10,000	10,122,283
Township of Toms River (GO)
4.000%, 06/01/27	865	891,913
4.000%, 06/01/28	1,255	1,308,020
Township of West Orange (GO) Series A
5.000%, 11/07/24	4,000	4,018,321
TOTAL NEW JERSEY		57,910,926
NEW MEXICO — (0.7%)
City of Albuquerque (GO) Series A
5.000%, 07/01/25	5,005	5,097,894
State of New Mexico Severance Tax Permanent Fund (RB) Series D
5.000%, 07/01/26	5,580	5,801,324
TOTAL NEW MEXICO		10,899,218
NEW YORK — (5.3%)
City of New York (GO) Series A
5.000%, 08/01/25	1,165	1,166,754
City of New York (GO) Series B-1
5.000%, 10/01/35	2,540	2,663,133
5.000%, 12/01/38	1,610	1,658,072
City of New York (GO) Series C
5.000%, 08/01/26	4,325	4,498,066
5.000%, 08/01/31	4,620	4,654,893
City of New York (GO) Series D
(r) 3.950%, 12/01/47	1,775	1,775,000
City of New York (GO) Series E
5.000%, 08/01/26	3,900	4,056,060
City of New York (GO) Series F-1
5.000%, 06/01/34	2,425	2,455,435
City of New York (GO) Series J
5.000%, 08/01/25	1,890	1,892,846

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
City of Rochester (GO)
5.000%, 07/31/25	10,000	$10,179,893
City of Rochester (GO) Series II
4.500%, 08/01/24	4,070	4,070,000
4.500%, 02/27/25	5,000	5,036,401
Metropolitan Transportation Authority (ST) Series A
5.000%, 11/15/25	320	328,656
5.000%, 11/15/26	255	267,329
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	565	570,811
5.000%, 03/15/26	1,010	1,043,645
5.000%, 02/15/33	1,330	1,373,812
5.000%, 03/15/36	3,395	3,496,476
5.000%, 02/15/37	2,830	2,934,382
New York State Dormitory Authority (RB) Series B
5.000%, 02/15/29	1,100	1,109,519
5.000%, 02/15/34	1,165	1,174,272
New York State Dormitory Authority (RB) Series C
5.000%, 03/15/27	9,000	9,532,034
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/27	7,000	7,413,804
New York State Urban Development Corp. (RB)
5.000%, 03/15/26	7,000	7,234,064
Town of East Hampton (GO) Series A
5.000%, 08/16/24	1,500	1,501,075
TOTAL NEW YORK		82,086,432
NORTH CAROLINA — (1.5%)
City of Charlotte (GO)
5.000%, 07/01/25	1,500	1,527,959
City of Charlotte Water & Sewer System Revenue (RB)
5.000%, 07/01/25	515	524,961
5.000%, 07/01/27	1,900	2,017,086
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/24	470	470,776
County of Gaston (GO)
5.000%, 02/01/26	2,500	2,576,542
County of New Hanover (RB)
¤ 5.000%, 10/01/29 (Pre-refunded @ $100, 10/1/27)	3,510	3,727,388
	Face Amount	Value†
	(000)
NORTH CAROLINA — (Continued)
County of Wake (GO)
5.000%, 09/01/24	4,185	$4,191,981
County of Wake (GO) Series C
5.000%, 03/01/25	7,740	7,833,718
TOTAL NORTH CAROLINA		22,870,411
OHIO — (2.2%)
City of Cincinnati (GO) Series A
5.000%, 12/01/24	1,600	1,610,598
City of Columbus (GO) Series 2017-1
4.000%, 04/01/27	4,240	4,363,229
City of Columbus (GO) Series A
5.000%, 08/15/24	1,015	1,015,764
4.000%, 08/15/25	3,745	3,787,152
5.000%, 08/15/25	1,325	1,353,375
5.000%, 04/01/27	2,020	2,132,867
Hamilton City School District (GO) (SD CRED PROG)
¤ 5.000%, 12/01/30 (Pre-refunded @ $100, 12/1/24)	1,000	1,006,303
¤ 5.000%, 12/01/34 (Pre-refunded @ $100, 12/1/24)	1,590	1,600,022
Lakota Local School District/Butler County (GO) Series C
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	1,190	1,197,700
Northeast Ohio Regional Sewer District (RB)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,000	1,005,573
State of Ohio (GO) Series A
5.000%, 09/15/25	2,440	2,496,773
5.000%, 09/01/28	2,500	2,708,047
5.000%, 02/01/33	1,840	1,891,582
State of Ohio (GO) Series B
5.000%, 09/01/27	1,010	1,074,548
5.000%, 09/15/27	3,715	3,955,319
State of Ohio (GO) Series C
¤ 5.000%, 11/01/26 (Pre-refunded @ $100, 5/1/25)	535	543,532

DFA Municipal Real Return Portfolio
CONTINUED
		Face Amount	Value†
		(000)
OHIO — (Continued)
	State of Ohio (GO) Series X
	5.000%, 05/01/29	650	$713,278
	Upper Arlington City School District (GO) Series A
	5.000%, 12/01/26	1,555	1,625,351
	TOTAL OHIO		34,081,013
OKLAHOMA — (0.3%)
	City of Bixby (GO) Series A
	4.000%, 06/01/26	790	802,783
	4.000%, 06/01/28	1,790	1,850,467
	City of Tulsa (GO)
	5.000%, 03/01/25	1,475	1,492,088
	TOTAL OKLAHOMA		4,145,338
OREGON — (2.6%)
	City of Portland (GO) Series A
	5.000%, 06/15/25	170	173,052
	5.000%, 06/01/26	1,465	1,521,372
	City of Portland Water System Revenue (RB) Series A
	5.000%, 04/01/27	1,780	1,877,110
	Clackamas & Washington Counties School District No. 3 (GO) (SCH BD GTY)
	5.000%, 06/15/28	5,055	5,136,741
	Lane & Douglas Counties School District No. 28J Fern Ridge (GO) (SCH BD GTY) Series A
(r)¤	5.000%, 06/15/33 (Pre-refunded @ $100, 6/15/26)	1,115	1,157,349
	Portland Community College District (GO)
	5.000%, 06/15/27	1,375	1,427,607
	State of Oregon (GO) Series A
	5.000%, 05/01/27	670	707,749
	State of Oregon (GO) Series C
	5.000%, 05/01/26	870	901,593
¤	5.000%, 08/01/37 (Pre-refunded @ $100, 8/1/24)	1,740	1,740,000
	State of Oregon (GO) Series F
	5.000%, 05/01/28	820	831,348
	5.000%, 05/01/29	1,015	1,049,242
	Face Amount	Value†
	(000)
OREGON — (Continued)
5.000%, 05/01/30	1,000	$1,013,318
State of Oregon Department of Transportation (RB) Series A
5.000%, 11/15/24	5,055	5,083,346
5.000%, 11/15/26	1,750	1,833,561
¤ 5.000%, 11/15/29 (Pre-refunded @ $100, 11/15/24)	9,080	9,129,284
¤ 4.000%, 11/15/32 (Pre-refunded @ $100, 11/15/24)	7,535	7,556,427
TOTAL OREGON		41,139,099
PENNSYLVANIA — (1.0%)
County of Chester (GO) Series A
4.000%, 07/15/28	5,305	5,418,486
County of Montgomery (GO)
5.000%, 07/01/28	5,925	6,407,860
Montgomery County Industrial Development Authority (RB) Series A
¤ 5.250%, 01/15/46 (Pre-refunded @ $100, 1/15/25)	1,520	1,535,277
West View Municipal Authority Water Revenue (RB)
¤ 5.000%, 11/15/36 (Pre-refunded @ $100, 11/15/24)	2,010	2,020,325
TOTAL PENNSYLVANIA		15,381,948
RHODE ISLAND — (0.1%)
State of Rhode Island (GO) Series A
5.000%, 04/01/27	1,100	1,160,043
SOUTH CAROLINA — (1.8%)
Aiken County Consolidated School District (GO)
5.000%, 04/01/25	3,350	3,394,616
5.000%, 04/01/26	3,520	3,639,783
5.000%, 04/01/27	2,800	2,952,838
Beaufort County School District (GO) (SCSDE) Series D
5.000%, 03/01/25	7,650	7,739,959
Clemson University (RB) Series B
5.000%, 05/01/25	800	811,836

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
SOUTH CAROLINA — (Continued)
County of Richland (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/26	1,870	$1,931,313
Horry County School District (GO)
5.000%, 03/01/25	3,900	3,947,449
Richland County School District No. 2 (GO)
5.000%, 03/01/25	2,070	2,094,944
State of South Carolina (GO) Series D
5.000%, 04/01/25	1,050	1,064,139
TOTAL SOUTH CAROLINA		27,576,877
TENNESSEE — (3.0%)
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/27	885	936,705
City of Memphis (GO) Series A
5.000%, 10/01/25	915	935,966
City of Pigeon Forge (GO) Series B
5.000%, 06/01/27	1,795	1,898,305
City of Sevierville (GO)
5.000%, 06/01/29	3,135	3,435,175
County of Knox (GO) Series C
5.000%, 06/01/26	125	129,732
County of Rutherford (GO)
5.000%, 04/01/26	3,570	3,687,945
County of Shelby (GO) Series A
5.000%, 04/01/25	6,235	6,320,940
County of Washington (GO) Series A
4.000%, 06/01/26	1,705	1,735,336
Metropolitan Government of Nashville & Davidson County (GO)
5.000%, 01/01/26	5,235	5,389,076
Metropolitan Government of Nashville & Davidson County (GO) Series A
4.000%, 01/01/26	4,000	4,062,600
Metropolitan Government of Nashville & Davidson County (GO) Series C
¤ 5.000%, 07/01/32 (Pre-refunded @ $100, 7/1/25)	4,065	4,142,302
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
¤ 4.500%, 07/01/33 (Pre-refunded @ $100, 7/1/25)	2,945	$2,987,783
State of Tennessee (GO) Series A
5.000%, 08/01/27	2,510	2,553,116
5.000%, 09/01/27	1,900	2,022,649
State of Tennessee (GO) Series B
5.000%, 08/01/30	3,400	3,526,985
Tennessee State School Bond Authority (RB) (ST INTERCEPT)
¤ 5.000%, 11/01/29 (Pre-refunded @ $100, 11/1/24)	1,260	1,265,907
¤ 5.000%, 11/01/33 (Pre-refunded @ $100, 11/1/24)	1,180	1,185,532
TOTAL TENNESSEE		46,216,054
TEXAS — (20.5%)
Alamo Community College District (GO)
5.000%, 08/15/24	6,115	6,119,421
Aldine Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	625	631,704
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	1,370	1,370,000
5.000%, 08/01/25	525	535,847
5.000%, 08/01/26	2,250	2,339,781
Birdville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	1,395	1,463,901
Board of Regents of the University of Texas System (RB) Series A
5.000%, 08/15/25	2,290	2,339,041
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	12,885	13,160,936
Central Texas Regional Mobility Authority (RB) Series A
¤ 5.000%, 01/01/32 (Pre-refunded @ $100, 7/1/25)	1,030	1,049,117
City of Anna (GO)
4.000%, 02/15/28	1,350	1,385,709

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Arlington (GO)
5.000%, 08/15/24	5,720	$5,724,316
5.000%, 08/15/25	1,155	1,179,190
City of Arlington (GO) Series A
5.000%, 08/15/24	1,225	1,225,925
City of Austin (GO)
5.000%, 09/01/24	4,000	4,006,483
5.000%, 09/01/25	4,500	4,600,684
City of Austin Electric Utility Revenue (RB) Series A
5.000%, 11/15/25	1,200	1,229,836
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/27	1,000	1,067,106
City of Bedford (GO)
5.000%, 02/01/25	2,920	2,949,640
City of Carrollton (GO)
5.000%, 08/15/25	1,300	1,327,361
5.000%, 08/15/26	1,420	1,477,774
City of Cedar Park (GO)
5.000%, 02/15/26	680	700,472
City of College Station (GO)
5.000%, 02/15/28	500	534,840
City of Corpus Christi (GO) Series A
5.000%, 03/01/26	1,960	2,017,328
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/28	1,350	1,377,339
City of Denton (GO)
5.000%, 02/15/25	1,000	1,010,941
5.000%, 02/15/28	2,040	2,175,776
City of DeSoto (GO)
5.000%, 02/15/25	1,795	1,812,999
City of El Paso Water & Sewer Revenue (RB)
5.000%, 03/01/26	420	433,403
5.000%, 03/01/27	225	236,029
City of Fort Worth (GO)
5.000%, 03/01/27	5,185	5,452,368
5.000%, 03/01/28	5,000	5,350,822
City of Frisco (GO)
5.000%, 02/15/25	1,030	1,040,553
5.000%, 02/15/26	1,500	1,545,140
5.000%, 02/15/25	2,960	2,990,222
City of Georgetown (GO)
5.000%, 08/15/25	2,050	2,091,876
City of Houston (GO) Series A
5.000%, 03/01/25	6,240	6,310,271
5.000%, 03/01/26	7,020	7,045,422
5.000%, 03/01/27	5,080	5,341,954
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Irving (GO)
5.000%, 09/15/27	2,020	$2,144,521
City of Leander (GO) Series A
5.000%, 08/15/24	1,150	1,150,868
5.000%, 08/15/25	1,355	1,384,078
City of Lewisville (GO)
5.000%, 02/15/27	645	677,198
5.000%, 02/15/28	745	795,618
City of Lewisville Waterworks & Sewer System Revenue (RB)
4.000%, 02/15/27	1,070	1,093,211
City of McKinney (GO)
5.000%, 08/15/24	5,145	5,148,883
5.000%, 08/15/25	3,305	3,370,966
City of Midland (GO)
5.000%, 03/01/28	705	753,970
City of Pflugerville (GO)
5.000%, 08/01/26	1,180	1,227,086
City of Plano (GO)
5.000%, 09/01/24	1,065	1,066,726
City of Richardson (GO)
5.000%, 02/15/25	3,500	3,536,790
City of San Angelo (GO)
3.000%, 02/15/28	1,165	1,138,825
City of San Antonio Electric & Gas Systems Revenue (RB)
5.000%, 02/01/26	3,160	3,257,891
4.000%, 02/01/27	1,510	1,545,494
4.000%, 02/01/36	2,775	2,776,946
City of Temple (GO) Series A
5.000%, 08/01/28	185	199,085
City of Temple (GO) Series B
5.000%, 08/01/27	160	169,208
5.000%, 08/01/28	165	177,562
City of Temple Utility System Revenue (RB)
5.000%, 08/01/26	1,000	1,037,336
City of Waco (GO) Series A
4.000%, 02/01/25	1,070	1,075,112
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	1,210	1,224,148
5.000%, 02/15/32	1,025	1,051,953
Conroe Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	8,710	8,993,489
5.000%, 02/15/29	880	958,072

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
County of Collin (GO)
5.000%, 02/15/25	1,650	$1,667,875
County of Harris (GO)
5.000%, 10/01/25	795	813,698
County of Harris (GO) Series A
5.000%, 09/15/25	485	495,999
5.000%, 10/01/25	1,405	1,438,045
County of Tarrant (GO)
5.000%, 07/15/28	500	538,230
5.000%, 07/15/29	350	383,328
County of Travis (GO) Series A
5.000%, 03/01/26	1,440	1,484,825
Crowley Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/01/36 (Pre-refunded @ $100, 8/1/25)	1,000	1,018,676
Cypress-Fairbanks Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	5,315	5,373,149
Dallas Area Rapid Transit (RB) Series A
¤ 5.000%, 12/01/46 (Pre-refunded @ $100, 12/1/25)	2,880	2,958,692
Dallas Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	265	267,842
Dallas Independent School District (GO) (PSF-GTD) Series A
¤ 4.000%, 02/15/34 (Pre-refunded @ $100, 2/15/25)	1,420	1,427,899
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	380	380,270
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 2/15/25)	1,565	1,581,168
Eagle Mountain & Saginaw Independent School District (GO) (PSF-GTD)
5.000%, 08/15/25	1,105	1,128,142
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/27	2,280	2,413,831
	Face Amount	Value†
	(000)
TEXAS — (Continued)
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,035	$3,037,170
5.000%, 08/15/25	1,295	1,321,454
Fort Bend Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	2,165	2,166,556
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/27	1,015	1,077,750
Fort Bend Independent School District (GO) (PSF-GTD) Series E
5.000%, 02/15/25	1,265	1,278,161
Fort Worth Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,240	1,253,833
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	3,080	3,082,312
5.000%, 02/15/27	815	856,479
4.000%, 02/15/28	2,000	2,065,695
Frisco Independent School District (GO) (PSF-GTD) Series B
5.000%, 02/15/28	1,400	1,498,475
Frisco Independent School District (GO) Series A
5.000%, 02/15/28	1,075	1,148,413
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/26	345	354,970
5.000%, 02/01/27	180	188,751
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	600	606,275
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	2,010	2,030,451
Goose Creek Consolidated Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	3,015	3,163,915
Goose Creek Consolidated Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/28	2,000	2,060,190

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Harris County Flood Control District (GO) Series A
5.000%, 10/01/25	535	$547,893
Houston Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	965	995,082
5.000%, 02/15/27	1,020	1,072,935
Houston Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,705	1,723,562
5.000%, 02/15/26	1,495	1,541,603
Hutto Independent School District (GO) (PSF-GTD)
5.000%, 08/01/28	150	161,707
Joshua Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/24)	2,105	2,106,338
¤ 5.000%, 08/15/42 (Pre-refunded @ $100, 8/15/24)	3,345	3,347,125
Katy Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	375	408,103
Katy Independent School District (GO) (PSF-GTD) Series A
4.000%, 02/15/34	2,490	2,492,710
Klein Independent School District (GO) (PSF-GTD)
5.000%, 08/01/36	1,925	1,988,001
Lake Worth Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/29 (Pre-refunded @ $100, 2/15/25)	2,860	2,888,780
Lone Star College System (GO) Series A
5.000%, 02/15/26	7,500	7,729,873
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/45 (Pre-refunded @ $100, 2/15/25)	4,845	4,896,092
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	4,525	4,666,748
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Montgomery Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/38 (Pre-refunded @ $100, 2/15/25)	3,230	$3,265,969
North Texas Municipal Water District Water System Revenue (RB)
5.000%, 09/01/35	3,385	3,444,681
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	705	705,000
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/25	310	315,798
Pflugerville Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,500	1,547,446
Prosper Independent School District (GO) (PSF-GTD)
5.000%, 02/15/29	575	626,013
Richardson Independent School District (GO) (PSF-GTD)
5.000%, 02/15/27	155	162,889
Round Rock Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/26	3,950	4,107,616
San Antonio Independent School District (GO) (PSF-GTD) Series B
5.000%, 08/15/28	1,955	2,112,108
Socorro Independent School District (GO) (PSF-GTD) Series A
¤ 5.000%, 08/15/27 (Pre-refunded @ $100, 8/15/24)	1,840	1,841,279
Spring Branch Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	534,628
State of Texas (GO)
5.000%, 10/01/25	1,685	1,687,681
State of Texas (GO) Series A
5.000%, 10/01/25	1,175	1,203,016
5.000%, 10/01/26	12,980	13,117,686
5.000%, 04/01/27	1,480	1,527,106

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
¤ 5.000%, 10/01/27 (Pre-refunded @ $100, 10/1/24)	1,715	$1,719,879
¤ 5.000%, 10/01/44 (Pre-refunded @ $100, 10/1/24)	6,910	6,931,411
State of Texas (GO) Series C
5.000%, 08/01/27	420	444,405
Tarrant County College District (GO)
5.000%, 08/15/24	1,835	1,836,254
5.000%, 08/15/28	1,025	1,104,168
Tarrant Regional Water District Water Supply System Revenue (RB)
5.000%, 03/01/25	360	364,284
Temple Independent School District (GO) (PSF-GTD)
5.000%, 02/01/28	500	534,456
Texas A&M University (RB) Series A
5.000%, 05/15/25	970	985,951
Texas Department of Transportation State Highway Fund (RB)
5.000%, 04/01/25	4,860	4,924,152
5.000%, 10/01/25	4,405	4,509,009
Texas Transportation Commission (GO)
5.000%, 04/01/25	1,580	1,600,227
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/27	415	439,986
5.000%, 08/01/28	575	620,579
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/25	1,080	1,089,543
5.000%, 02/01/26	230	236,578
5.000%, 02/01/27	700	734,396
United Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/24)	1,000	1,000,675
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/27	250	264,857
	Face Amount	Value†
	(000)
TEXAS — (Continued)
¤ 4.000%, 08/15/34 (Pre-refunded @ $100, 8/15/24)	2,200	$2,200,643
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/26	810	843,119
Ysleta Independent School District (GO) (PSF-GTD)
¤ 5.000%, 08/15/32 (Pre-refunded @ $100, 8/15/25)	2,355	2,405,491
¤ 5.000%, 08/15/38 (Pre-refunded @ $100, 8/15/25)	10,000	10,214,398
¤ 5.000%, 08/15/40 (Pre-refunded @ $100, 8/15/25)	2,470	2,522,956
TOTAL TEXAS		319,461,967
UTAH — (1.0%)
City of American Fork (GO)
5.000%, 05/01/26	1,165	1,204,317
City of Salt Lake City Public Utilities Revenue (RB)
5.000%, 02/01/29	1,400	1,528,122
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/25	740	757,834
Murray City School District (GO) (SCH BD GTY)
5.000%, 02/01/25	1,815	1,832,882
Nebo School District (GO) (SCH BD GTY)
5.000%, 07/01/25	4,170	4,245,116
State of Utah (GO)
5.000%, 07/01/25	720	733,744
5.000%, 07/01/26	2,190	2,277,280
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/27	1,175	1,241,638
5.000%, 06/01/28	1,890	2,037,249
TOTAL UTAH		15,858,182
VERMONT — (0.1%)
State of Vermont (GO) Series A
5.000%, 08/15/27	1,270	1,351,988

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
VIRGINIA — (3.3%)
City of Lynchburg (GO)
5.000%, 02/01/26	1,930	$1,989,664
City of Norfolk (GO) (ST AID WITHHLDG) Series A
¤ 5.000%, 09/01/28 (Pre-refunded @ $100, 9/1/24)	1,220	1,222,029
¤ 5.000%, 09/01/31 (Pre-refunded @ $100, 9/1/24)	1,100	1,101,830
City of Norfolk Water Revenue (RB)
5.000%, 11/01/25	7,940	8,144,730
City of Roanoke (GO) (ST AID WITHHLDG)
5.000%, 04/01/27	205	216,352
5.000%, 04/01/28	730	785,526
City of Virginia Beach (GO) (ST AID WITHHLDG) Series B
5.000%, 09/15/24	3,245	3,252,848
County of Arlington (GO)
5.000%, 08/15/27	7,820	8,315,440
County of Chesterfield (GO) (ST AID WITHHLDG) Series B
5.000%, 01/01/26	2,335	2,402,762
County of Fairfax (GO) (ST AID WITHHLDG) Series A
5.000%, 10/01/24	10,000	10,033,958
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/25	2,265	2,295,775
5.000%, 10/01/25	2,185	2,239,579
5.000%, 10/01/26	5,600	5,855,296
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/25	3,850	3,882,437
TOTAL VIRGINIA		51,738,226
WASHINGTON — (8.5%)
Central Puget Sound Regional Transit Authority (RB) Series S-1
¤ 5.000%, 11/01/35 (Pre-refunded @ $100, 11/1/25)	5,000	5,129,812
¤ 5.000%, 11/01/50 (Pre-refunded @ $100, 11/1/25)	4,875	5,001,567
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
City of Seattle (GO)
4.000%, 12/01/34	1,165	$1,168,127
City of Seattle Municipal Light & Power Revenue (RB)
5.000%, 07/01/28	6,170	6,658,299
City of Spokane (GO)
5.000%, 12/01/25	1,240	1,272,896
City of Tacoma Regional Water Supply System Revenue (RB)
5.000%, 12/01/24	3,380	3,401,304
Clark County School District No. 114 Evergreen (GO) (SCH BD GTY)
5.000%, 12/01/24	2,525	2,540,915
County of King (GO) Series A
4.000%, 01/01/25	285	286,272
5.000%, 12/01/25	2,840	2,920,234
5.000%, 12/01/26	5,945	6,227,666
(r) 3.950%, 01/01/46	2,600	2,600,000
County of King (GO) Series B
5.000%, 12/01/24	1,455	1,464,902
5.000%, 12/01/25	1,455	1,496,106
County of King Sewer Revenue (RB)
¤ 5.000%, 07/01/36 (Pre-refunded @ $100, 1/1/25)	1,165	1,174,788
County of King Sewer Revenue (RB) Series A
5.000%, 01/01/26	410	421,813
4.000%, 07/01/36	12,275	12,316,605
County of Spokane (GO)
5.000%, 12/01/26	3,895	4,077,598
Energy Northwest (RB) Series A
5.000%, 07/01/26	1,310	1,362,458
5.000%, 07/01/28	5,765	6,214,589
5.000%, 07/01/33	1,140	1,157,199
Energy Northwest (RB) Series B
5.000%, 07/01/25	865	881,275
King & Snohomish Counties School District No. 417 Northshore (GO) (SCH BD GTY)
5.000%, 12/01/26	2,000	2,097,404
King County School District No. 405 Bellevue (GO) (SCH BD GTY)
5.000%, 12/01/24	10,625	10,692,681

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
King County School District No. 409 Tahoma (GO) (SCH BD GTY)
5.000%, 12/01/24	390	$392,576
King County School District No. 411 Issaquah (GO) (SCH BD GTY)
4.000%, 12/01/24	1,040	1,043,314
King County School District No. 414 Lake Washington (GO)
5.000%, 12/01/24	1,170	1,178,159
5.000%, 12/01/25	870	893,426
Pierce County School District No. 10 Tacoma (GO) (SCH BD GTY)
¤ 5.000%, 12/01/31 (Pre-refunded @ $100, 12/1/24)	2,500	2,516,176
¤ 5.000%, 12/01/32 (Pre-refunded @ $100, 12/1/24)	2,790	2,808,053
¤ 5.000%, 12/01/33 (Pre-refunded @ $100, 12/1/24)	1,225	1,232,926
Pierce County School District No. 3 Puyallup (GO) (SCH BD GTY) Series B
5.000%, 12/01/25	1,215	1,246,429
Snohomish County School District No. 201 Snohomish (GO) (SCH BD GTY)
4.000%, 12/01/26	175	179,205
5.000%, 12/01/29	3,015	3,331,277
State of Washington (GO) Series D
5.000%, 02/01/35	1,085	1,112,528
State of Washington (GO) Series 2015-C
5.000%, 07/01/28	4,555	4,590,506
State of Washington (GO) Series 2016-B
5.000%, 08/01/36	2,000	2,030,568
State of Washington (GO) Series 2017-A
5.000%, 08/01/26	1,715	1,786,757
State of Washington (GO) Series A
5.000%, 08/01/26	3,745	3,901,695
State of Washington (GO) Series A-1
5.000%, 08/01/26	1,760	1,794,404
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series B
5.000%, 07/01/29	145	$148,753
5.000%, 07/01/31	1,220	1,250,549
State of Washington (GO) Series C
5.000%, 02/01/25	7,090	7,162,248
5.000%, 06/01/38	2,000	2,057,732
State of Washington (GO) Series D
5.000%, 06/01/25	1,000	1,016,997
5.000%, 06/01/26	2,400	2,491,823
State of Washington (GO) Series R-2022C
4.000%, 07/01/27	2,335	2,406,645
State of Washington (GO) Series RC
5.000%, 08/01/27	4,850	5,150,618
TOTAL WASHINGTON		132,287,874
WEST VIRGINIA — (0.0%)
State of West Virginia (GO) Series A
5.000%, 12/01/24	495	498,282
WISCONSIN — (2.9%)
Germantown School District (GO) Series A
5.000%, 04/01/27	2,215	2,340,705
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/27	895	952,885
State of Wisconsin (GO) Series 1
5.000%, 11/01/24	4,800	4,823,325
5.000%, 05/01/26	5,030	5,206,545
State of Wisconsin (GO) Series 2
5.000%, 11/01/24	8,125	8,164,482
5.000%, 11/01/26	4,285	4,484,213
State of Wisconsin (GO) Series 2024-2
5.000%, 05/01/25	4,520	4,585,882
State of Wisconsin (GO) Series 4
5.000%, 05/01/28	1,170	1,175,337
State of Wisconsin (GO) Series B
5.000%, 05/01/26	4,050	4,192,149

DFA Municipal Real Return Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WISCONSIN — (Continued)
Wisconsin Department of Transportation (RB) Series 2
5.000%, 07/01/25	9,460	$9,635,400
TOTAL WISCONSIN		45,560,923
TOTAL MUNICIPAL BONDS (Cost $1,524,459,453)		1,518,433,007
COMMERCIAL PAPER — (1.2%)
California Educational Facilities Authority
(r) 3.550%, 08/06/24	3,625	3,625,051
California Statewide Communities Development Authority
3.600%, 09/12/24	5,500	5,499,826
		Face Amount	Value†
		(000)

(r)	3.550%, 10/03/24	2,565	$2,564,466
County of Harris
(r)	3.800%, 08/07/24	5,000	5,000,254
	3.650%, 08/08/24	1,718	1,718,050
TOTAL COMMERCIAL PAPER (Cost $18,408,000)			18,407,647

	Shares
INVESTMENT COMPANIES — (1.5%)
BlackRock Liquidity Funds MuniCash (Cost $22,872,464)	22,870,203	22,872,490
TOTAL INVESTMENTS — (100.0%)
(Cost $1,565,739,917)^^		$1,559,713,144
As of July 31, 2024, DFA Municipal Real Return Portfolio had entered into the following outstanding Inflation Swaps:
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	3.272%	Fixed	CPI	Maturity	USD	15,000,000	11/15/26	—	—	$411,048	$411,048
Bank of America Corp.	3.270%	Fixed	CPI	Maturity	USD	25,000,000	08/12/24	—	—	96,840	96,840
Bank of America Corp.	3.232%	Fixed	CPI	Maturity	USD	17,000,000	12/01/25	—	—	624,591	624,591
Bank of America Corp.	3.150%	Fixed	CPI	Maturity	USD	20,000,000	11/23/27	—	—	522,200	522,200
Bank of America Corp.	3.063%	Fixed	CPI	Maturity	USD	9,000,000	11/08/26	—	—	346,525	346,525
Bank of America Corp.	3.050%	Fixed	CPI	Maturity	USD	16,000,000	02/15/26	—	—	437,955	437,955
Bank of America Corp.	3.042%	Fixed	CPI	Maturity	USD	11,000,000	02/11/25	—	—	377,322	377,322
Bank of America Corp.	3.015%	Fixed	CPI	Maturity	USD	14,000,000	01/11/26	—	—	488,988	488,988
Bank of America Corp.	2.975%	Fixed	CPI	Maturity	USD	8,000,000	10/25/29	—	—	217,601	217,601
Bank of America Corp.	2.966%	Fixed	CPI	Maturity	USD	31,000,000	12/13/26	—	—	1,210,100	1,210,100
Bank of America Corp.	2.956%	Fixed	CPI	Maturity	USD	17,000,000	01/14/27	—	—	538,963	538,963
Bank of America Corp.	2.955%	Fixed	CPI	Maturity	USD	8,000,000	11/02/28	—	—	270,235	270,235
Bank of America Corp.	2.929%	Fixed	CPI	Maturity	USD	23,000,000	02/02/27	—	—	675,033	675,033
Bank of America Corp.	2.920%	Fixed	CPI	Maturity	USD	19,000,000	12/30/26	—	—	695,294	695,294
Bank of America Corp.	2.909%	Fixed	CPI	Maturity	USD	23,000,000	12/03/26	—	—	1,029,913	1,029,913
Bank of America Corp.	2.874%	Fixed	CPI	Maturity	USD	18,000,000	10/14/26	—	—	878,436	878,436
Bank of America Corp.	2.860%	Fixed	CPI	Maturity	USD	9,000,000	12/17/26	—	—	389,740	389,740

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Bank of America Corp.	2.837%	Fixed	CPI	Maturity	USD	8,000,000	09/21/24	—	—	$526,077	$526,077
Bank of America Corp.	2.826%	Fixed	CPI	Maturity	USD	13,000,000	01/25/27	—	—	469,411	469,411
Bank of America Corp.	2.817%	Fixed	CPI	Maturity	USD	10,000,000	05/19/26	—	—	769,750	769,750
Bank of America Corp.	2.746%	Fixed	CPI	Maturity	USD	12,000,000	08/13/26	—	—	775,942	775,942
Bank of America Corp.	2.736%	Fixed	CPI	Maturity	USD	12,000,000	07/29/26	—	—	827,211	827,211
Bank of America Corp.	2.717%	Fixed	CPI	Maturity	USD	8,000,000	05/25/26	—	—	653,554	653,554
Bank of America Corp.	2.679%	Fixed	CPI	Maturity	USD	13,000,000	07/19/26	—	—	961,697	961,697
Bank of America Corp.	2.554%	Fixed	CPI	Maturity	USD	10,000,000	06/10/29	—	—	831,920	831,920
Bank of America Corp.	2.545%	Fixed	CPI	Maturity	USD	8,000,000	07/01/28	—	—	652,948	652,948
Bank of America Corp.	2.498%	Fixed	CPI	Maturity	USD	10,000,000	06/24/29	—	—	852,043	852,043
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	9,000,000	06/16/31	—	—	766,873	766,873
Bank of America Corp.	2.489%	Fixed	CPI	Maturity	USD	17,000,000	06/30/31	—	—	1,409,390	1,409,390
Bank of America Corp.	2.373%	Fixed	CPI	Maturity	USD	18,000,000	07/13/26	—	—	1,641,533	1,641,533
Bank of America Corp.	2.350%	Fixed	CPI	Maturity	USD	14,000,000	09/20/26	—	—	1,302,984	1,302,984
Bank of America Corp.	2.349%	Fixed	CPI	Maturity	USD	14,000,000	08/13/27	—	—	1,299,266	1,299,266
Bank of America Corp.	2.244%	Fixed	CPI	Maturity	USD	15,000,000	11/01/27	—	—	1,578,426	1,578,426
Bank of America Corp.	2.193%	Fixed	CPI	Maturity	USD	14,000,000	03/29/25	—	—	1,492,547	1,492,547
Bank of America Corp.	2.187%	Fixed	CPI	Maturity	USD	20,000,000	11/20/25	—	—	2,128,002	2,128,002
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	11,000,000	09/20/27	—	—	1,334,521	1,334,521
Bank of America Corp.	2.177%	Fixed	CPI	Maturity	USD	50,000,000	12/18/24	—	—	47,383	47,383
Bank of America Corp.	2.149%	Fixed	CPI	Maturity	USD	14,000,000	08/10/27	—	—	1,713,906	1,713,906
Bank of America Corp.	2.064%	Fixed	CPI	Maturity	USD	13,000,000	10/24/24	—	—	1,655,735	1,655,735
Bank of America Corp.	2.029%	Fixed	CPI	Maturity	USD	15,000,000	05/24/25	—	—	1,874,473	1,874,473
Bank of America Corp.	2.004%	Fixed	CPI	Maturity	USD	14,000,000	06/13/25	—	—	1,790,916	1,790,916
Bank of America Corp.	1.971%	Fixed	CPI	Maturity	USD	25,000,000	02/21/25	—	—	3,046,288	3,046,288
Citibank, N.A.	2.855%	Fixed	CPI	Maturity	USD	10,000,000	09/09/24	—	—	667,337	667,337
Citibank, N.A.	2.737%	Fixed	CPI	Maturity	USD	37,000,000	09/25/24	—	—	71,200	71,200
Citibank, N.A.	2.605%	Fixed	CPI	Maturity	USD	50,000,000	10/02/24	—	—	150,958	150,958
Citibank, N.A.	2.585%	Fixed	CPI	Maturity	USD	33,000,000	09/28/24	—	—	115,411	115,411
Citibank, N.A.	2.442%	Fixed	CPI	Maturity	USD	34,000,000	08/21/24	—	—	214,989	214,989
Citibank, N.A.	2.368%	Fixed	CPI	Maturity	USD	10,000,000	05/04/28	—	—	913,764	913,764
Citibank, N.A.	2.325%	Fixed	CPI	Maturity	USD	68,000,000	11/09/24	—	—	79,645	79,645
Citibank, N.A.	2.143%	Fixed	CPI	Maturity	USD	40,000,000	11/20/24	—	—	85,582	85,582
Citibank, N.A.	2.141%	Fixed	CPI	Maturity	USD	17,000,000	04/16/28	—	—	2,049,953	2,049,953
Citibank, N.A.	2.113%	Fixed	CPI	Maturity	USD	27,000,000	12/21/24	—	—	3,119,759	3,119,759
Citibank, N.A.	2.103%	Fixed	CPI	Maturity	USD	11,000,000	11/21/26	—	—	1,342,340	1,342,340
Citibank, N.A.	2.100%	Fixed	CPI	Maturity	USD	18,000,000	12/11/25	—	—	2,120,131	2,120,131
Citibank, N.A.	2.005%	Fixed	CPI	Maturity	USD	12,000,000	11/09/25	—	—	1,584,995	1,584,995
Citibank, N.A.	1.924%	Fixed	CPI	Maturity	USD	61,000,000	01/12/25	—	—	220,635	220,635
Citibank, N.A.	1.675%	Fixed	CPI	Maturity	USD	20,000,000	09/03/24	—	—	2,783,068	2,783,068
Citibank, N.A.	1.558%	Fixed	CPI	Maturity	USD	7,000,000	07/17/25	—	—	1,114,807	1,114,807
Morgan Stanley and Co. International	3.550%	Fixed	CPI	Maturity	USD	10,000,000	03/04/26	—	—	42,791	42,791

DFA Municipal Real Return Portfolio
CONTINUED
Counterparty	Payments made by Fund		Payments received by Fund	Payment Frequency	Notional Amount		Expiration Date	Upfront Premiums Paid	Upfront Premiums Received	Market Value	Unrealized Appreciation (Depreciation)
Morgan Stanley and Co. International	3.090%	Fixed	CPI	Maturity	USD	11,000,000	02/25/27	—	—	$198,202	$198,202
Morgan Stanley and Co. International	2.847%	Fixed	CPI	Maturity	USD	51,000,000	07/18/26	—	—	372,772	372,772
Morgan Stanley and Co. International	2.690%	Fixed	CPI	Maturity	USD	26,000,000	10/18/24	—	—	70	70
Morgan Stanley and Co. International	2.370%	Fixed	CPI	Maturity	USD	32,000,000	10/12/24	—	—	128,078	128,078
Morgan Stanley and Co. International	2.330%	Fixed	CPI	Maturity	USD	33,000,000	10/06/24	—	—	171,705	171,705
Morgan Stanley and Co. International	2.053%	Fixed	CPI	Maturity	USD	59,000,000	01/18/25	—	—	143,912	143,912
Morgan Stanley and Co. International	2.020%	Fixed	CPI	Maturity	USD	50,000,000	01/08/25	—	—	130,714	130,714
Total Appreciation										$57,436,398	$57,436,398
Bank of America Corp.	2.609%	Fixed	CPI	Maturity	USD	25,000,000	05/07/25	—	—	(143,218)	(143,218)
Bank of America Corp.	2.532%	Fixed	CPI	Maturity	USD	55,000,000	04/03/25	—	—	(139,685)	(139,685)
Bank of America Corp.	2.308%	Fixed	CPI	Maturity	USD	22,000,000	06/26/25	—	—	(99,253)	(99,253)
Bank of America Corp.	2.045%	Fixed	CPI		USD	25,000,000	07/17/25	—	—	(40,496)	(40,496)
Citibank, N.A.	2.490%	Fixed	CPI	Maturity	USD	25,000,000	05/29/25	—	—	(145,752)	(145,752)
Morgan Stanley and Co. International	1.927%	Fixed	CPI	Maturity	USD	30,000,000	07/30/25	—	—	(4,344)	(4,344)
Total (Depreciation)										$(572,748)	$(572,748)
Total Appreciation (Depreciation)										$56,863,650	$56,863,650
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$1,518,433,007	—	$1,518,433,007
Commercial Paper	—	18,407,647	—	18,407,647
Investment Companies	$22,872,490	—	—	22,872,490
Total Investments in Securities	$22,872,490	$1,536,840,654	—	$1,559,713,144
Financial Instruments
Assets
Swap Agreements**	—	57,436,398	—	57,436,398
Liabilities
Swap Agreements**	—	(572,748)	—	(572,748)
Total Financial Instruments	—	$56,863,650	—	$56,863,650
** Valued at the unrealized appreciation/(depreciation) on the investment.

DFA Municipal Real Return Portfolio
CONTINUED

DFA Municipal Bond Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount	Value†
	(000)
MUNICIPAL BONDS — (99.7%)
ALABAMA — (0.8%)
Tuscaloosa County Board of Education (ST)
¤ 5.000%, 02/01/43 (Pre-refunded @ $100, 2/1/27)	1,525	$1,603,024
Water Works Board of the City of Birmingham (RB) Series A
¤ 5.000%, 01/01/34 (Pre-refunded @ $100, 1/1/25)	1,000	1,007,943
Water Works Board of the City of Birmingham (RB) Series B
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 1/1/27)	1,545	1,619,456
TOTAL ALABAMA		4,230,423
ALASKA — (0.1%)
Municipality of Anchorage (GO) Series A
5.000%, 09/01/33	315	337,040
ARIZONA — (0.7%)
Maricopa County High School District No. 214 Tolleson Union High School (GO) Series B
5.000%, 07/01/38	150	169,824
Maricopa County Unified School District No. 69 Paradise Valley (GO)
5.000%, 07/01/25	505	514,005
Maricopa County Unified School District No. 80 Chandler (GO) Series C
5.000%, 07/01/38	400	462,571
Maricopa County Union High School District No. 210-Phoenix (GO) Series A
5.000%, 07/01/38	350	403,270
	Face Amount	Value†
	(000)
ARIZONA — (Continued)
Maricopa County Union High School District No. 210-Phoenix (GO) Series E
5.000%, 07/01/25	2,010	$2,049,324
TOTAL ARIZONA		3,598,994
CALIFORNIA — (1.8%)
State of California (GO)
3.500%, 08/01/27	5,000	5,074,194
5.000%, 08/01/27	270	286,904
5.000%, 10/01/27	2,000	2,131,922
5.000%, 04/01/29	1,000	1,095,331
4.000%, 10/01/36	1,000	1,030,846
TOTAL CALIFORNIA		9,619,197
COLORADO — (1.1%)
Boulder Valley School District No. Re-2 Boulder (GO) (ST AID WITHHLDG) Series B
4.000%, 12/01/24	1,000	1,003,353
City of Colorado Springs Utilities System Revenue (RB) Series B
5.000%, 11/15/37	200	229,082
Colorado Health Facilities Authority (RB) Series A
¤ 5.000%, 06/01/45 (Pre-refunded @ $100, 6/1/25)	1,840	1,868,866
Denver City & County School District No. 1 (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/24	550	553,430
El Paso County School District No. 2 Harrison (GO) (ST AID WITHHLDG)
5.000%, 12/01/26	200	209,607
Weld County School District No. 6 Greeley (GO) (ST AID WITHHLDG)
5.000%, 12/01/25	320	328,659
5.000%, 12/01/36	1,090	1,184,667

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
COLORADO — (Continued)
Weld County School District No. RE-4 (GO) (ST AID WITHHLDG)
5.000%, 12/01/29	650	$718,186
TOTAL COLORADO		6,095,850
DELAWARE — (0.1%)
County of Kent (GO)
4.000%, 09/01/24	415	415,344
DISTRICT OF COLUMBIA — (0.3%)
District of Columbia (GO) Series B
5.000%, 06/01/27	525	555,656
District of Columbia (GO) Series D
5.000%, 06/01/25	365	371,197
Washington Metropolitan Area Transit Authority (RB) Series B
5.000%, 07/01/25	720	732,497
TOTAL DISTRICT OF COLUMBIA		1,659,350
FLORIDA — (6.3%)
City of Fort Lauderdale (GO) Series A
5.000%, 07/01/27	495	524,917
5.000%, 07/01/28	435	470,097
City of Fort Lauderdale Water & Sewer Revenue (RB) Series A
5.000%, 09/01/38	100	114,248
City of Fort Lauderdale Water & Sewer Revenue (RB) Series B
5.000%, 09/01/38	115	131,385
City of Gainesville Utilities System Revenue (RB) Series A
5.000%, 10/01/31	1,095	1,151,720
City of Lakeland Department of Electric Utilities (RB)
5.000%, 10/01/25	1,010	1,032,067
City of Tallahassee Utility System Revenue (RB) Series A
5.000%, 10/01/38	1,500	1,730,338
Collier County Water-Sewer District (RB)
5.000%, 07/01/25	655	667,012
	Face Amount	Value†
	(000)
FLORIDA — (Continued)
County of Miami-Dade (GO) Series 2016-A
5.000%, 07/01/28	10,385	$11,178,919
County of Orange Water Utility System Revenue (RB)
5.000%, 10/01/25	3,305	3,384,485
Florida Keys Aqueduct Authority (RB) Series B
5.000%, 09/01/25	1,000	1,020,738
Hillsborough County School Board (COP)
5.000%, 07/01/30	65	69,109
JEA Water & Sewer System Revenue (RB) Series A
5.000%, 10/01/38	125	142,997
Orlando Utilities Commission (RB) Series A
4.000%, 10/01/31	4,290	4,365,168
5.000%, 10/01/36	290	332,759
School District of Broward County (GO)
5.000%, 07/01/25	3,855	3,924,291
State of Florida (GO) Series A
5.000%, 06/01/29	1,255	1,323,891
State of Florida (GO) Series B
5.000%, 06/01/29	2,478	2,719,839
TOTAL FLORIDA		34,283,980
GEORGIA — (1.3%)
Athens-Clarke County Unified Government (GO)
5.000%, 12/01/25	1,015	1,042,272
Gwinnett County School District (GO)
4.000%, 02/01/37	2,185	2,293,456
Gwinnett County Water & Sewerage Authority (RB)
4.000%, 08/01/25	1,530	1,546,723
Private Colleges & Universities Authority (RB) Series B
5.000%, 09/01/25	1,080	1,101,907
State of Georgia (GO) Series A-1
5.000%, 02/01/25	1,060	1,070,696
TOTAL GEORGIA		7,055,054

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
HAWAII — (2.2%)
City & County of Honolulu (GO) Series D
5.000%, 07/01/25	1,075	$1,094,658
County of Hawaii (GO) Series D
4.000%, 09/01/27	1,100	1,129,229
County of Maui (GO)
5.000%, 03/01/26	200	206,571
State of Hawaii (GO) Series EY
5.000%, 10/01/27	3,220	3,288,221
State of Hawaii (GO) Series FE
5.000%, 10/01/24	1,005	1,008,281
5.000%, 10/01/25	1,010	1,034,316
State of Hawaii (GO) Series FH
4.000%, 10/01/30	4,000	4,027,323
TOTAL HAWAII		11,788,599
ILLINOIS — (0.5%)
Cook County Community Consolidated School District No. 34 Glenview (GO)
5.000%, 12/01/25	2,000	2,053,739
Kane Cook & DuPage etc Counties Community College District No. 509 Elgin (GO) Series B
4.000%, 12/15/25	600	607,058
TOTAL ILLINOIS		2,660,797
IOWA — (0.2%)
City of Ankeny (GO) Series A
5.000%, 06/01/25	490	497,629
City of Sioux City (GO) Series A
3.000%, 06/01/26	155	154,304
City of Urbandale (GO) Series A
5.000%, 06/01/26	605	626,694
TOTAL IOWA		1,278,627
KANSAS — (0.9%)
City of Leawood (GO) Series A
4.000%, 09/01/26	1,135	1,159,861
City of Merriam (GO)
5.000%, 10/01/25	800	818,313
City of Overland Park (GO) Series A
5.000%, 09/01/28	1,330	1,436,526
	Face Amount	Value†
	(000)
KANSAS — (Continued)
Johnson County Unified School District No. 229 Blue Valley (GO) Series A
5.000%, 10/01/26	225	$234,732
State of Kansas Department of Transportation (RB) Series A
5.000%, 09/01/26	1,035	1,079,082
TOTAL KANSAS		4,728,514
KENTUCKY — (0.6%)
Louisville Water Co. (RB)
5.000%, 11/15/29	3,000	3,310,936
LOUISIANA — (0.7%)
Louisiana Local Government Environmental Facilities & Community Development Authority (RB)
¤ 5.000%, 10/01/33 (Pre-refunded @ $100, 10/1/24)	4,000	4,012,056
MAINE — (0.1%)
City of Portland (GO)
5.000%, 05/01/25	245	248,680
State of Maine (GO) Series B
4.000%, 06/01/26	515	523,999
TOTAL MAINE		772,679
MARYLAND — (7.6%)
City of Baltimore (GO) Series A
5.000%, 10/15/24	700	702,942
5.000%, 10/15/25	1,530	1,568,034
City of Baltimore (GO) Series B
5.000%, 10/15/27	2,085	2,222,190
County of Anne Arundel (GO)
5.000%, 10/01/24	1,520	1,525,470
5.000%, 10/01/25	650	665,632
5.000%, 10/01/27	1,005	1,072,235
County of Baltimore (GO)
5.000%, 03/01/26	3,000	3,100,250
5.000%, 03/01/28	1,335	1,435,314
County of Baltimore (GO) Series 83
5.000%, 03/01/26	1,590	1,643,133

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MARYLAND — (Continued)
County of Charles (GO)
5.000%, 10/01/38	620	$715,237
County of Harford (GO) Series A
5.000%, 10/01/29	1,920	2,125,547
County of Harford (GO) Series B
5.000%, 01/15/29	1,020	1,114,764
County of Howard (GO) Series A
5.000%, 08/15/29	840	927,924
5.000%, 08/15/36	1,525	1,772,421
County of Prince George's (GO) Series A
5.000%, 07/15/29	3,660	4,037,126
County of Wicomico (GO) Series A
5.000%, 12/01/25	905	929,916
Maryland Stadium Authority (RB) (ST INTERCEPT) Series A
¤ 5.000%, 05/01/47 (Pre-refunded @ $100, 5/1/28)	1,700	1,824,100
State of Maryland (GO) Series A
5.000%, 08/01/27	3,700	3,934,943
5.000%, 06/01/37	4,490	5,101,529
State of Maryland (GO) Series B
5.000%, 08/01/27	1,905	2,025,964
State of Maryland (GO) Series C
4.000%, 03/01/29	3,045	3,196,171
TOTAL MARYLAND		41,640,842
MASSACHUSETTS — (2.0%)
City of Beverly (GO)
5.000%, 03/15/25	500	506,584
City of Quincy (GO)
5.000%, 01/15/25	405	408,743
City of Springfield (GO) (ST AID WITHHLDG)
5.000%, 03/01/29	2,340	2,568,786
City of Worcester (GO)
5.000%, 02/15/29	1,225	1,343,630
Commonwealth of Massachusetts (GO) Series A
5.000%, 09/01/28	2,040	2,213,954
5.000%, 05/01/38	220	251,534
Commonwealth of Massachusetts (GO) Series B
5.000%, 05/01/39	500	574,856
	Face Amount	Value†
	(000)
MASSACHUSETTS — (Continued)
Commonwealth of Massachusetts (GO) Series C
5.000%, 08/01/40	2,000	$2,265,819
Commonwealth of Massachusetts (GO) (AGM) Series B
5.250%, 09/01/24	400	400,764
Town of Norwood (GO)
5.000%, 03/15/29	340	375,826
TOTAL MASSACHUSETTS		10,910,496
MICHIGAN — (0.4%)
Michigan State University (RB) Series A
5.000%, 08/15/38	500	572,708
Troy School District (GO) (Q-SBLF)
5.000%, 05/01/29	1,505	1,648,079
TOTAL MICHIGAN		2,220,787
MINNESOTA — (3.2%)
City of St. Paul (GO) Series A
5.000%, 03/01/25	2,020	2,043,519
5.000%, 09/01/29	1,040	1,146,088
County of Hennepin (GO) Series A
5.000%, 12/01/26	2,670	2,798,319
County of Ramsey (GO) Series A
5.000%, 02/01/25	1,150	1,161,706
Minneapolis Special School District No. 1 (GO) (SD CRED PROG) Series B
5.000%, 02/01/27	4,735	4,970,128
South St. Paul Special School District No. 6 (GO) (SD CRED PROG) Series A
5.000%, 02/01/29	1,905	2,083,730
St. Louis Park Independent School District No. 283 (GO) (SD CRED PROG) Series A
5.000%, 02/01/27	1,735	1,825,871
State of Minnesota (GO) Series A
5.000%, 09/01/29	1,480	1,636,140
TOTAL MINNESOTA		17,665,501

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
MISSOURI — (1.8%)
Columbia School District (GO) Series B
5.000%, 03/01/25	1,725	$1,745,084
County of St. Louis (GO)
5.000%, 02/01/25	1,270	1,282,864
Metropolitan St. Louis Sewer District (RB) Series B
¤ 5.000%, 05/01/26 (Pre-refunded @ $100, 5/1/25)	1,540	1,562,833
St. Louis County Reorganized School District No. R-6 (GO)
5.000%, 02/01/26	5,040	5,187,758
TOTAL MISSOURI		9,778,539
NEBRASKA — (2.4%)
City of Omaha (GO)
5.000%, 04/15/28	270	289,655
County of Sarpy (GO)
5.000%, 06/01/25	1,925	1,957,524
5.000%, 06/01/26	1,115	1,157,412
Metropolitan Utilities District of Omaha Gas System Revenue (RB)
5.000%, 12/01/28	2,240	2,430,838
Omaha Public Power District (RB) Series A
5.000%, 02/01/33	1,155	1,218,268
Omaha Public Power District (RB) Series C
5.000%, 02/01/39	1,500	1,513,130
Omaha School District (GO)
5.000%, 12/15/25	2,500	2,572,927
Papillion-La Vista School District No. 27 (GO) Series B
4.000%, 12/01/25	600	608,336
Sarpy County School District No. 1 (GO)
¤ 5.000%, 12/15/33 (Pre-refunded @ $100, 12/15/27)	1,160	1,236,370
TOTAL NEBRASKA		12,984,460
NEVADA — (1.1%)
Las Vegas Valley Water District (GO) Series A
5.000%, 06/01/27	1,000	1,057,241
State of Nevada (GO) Series C
5.000%, 11/01/24	485	487,418
	Face Amount	Value†
	(000)
NEVADA — (Continued)
Washoe County School District (GO) Series A
5.000%, 10/01/29	1,125	$1,238,544
Washoe County School District (GO) Series B
5.000%, 04/01/29	3,010	3,285,781
TOTAL NEVADA		6,068,984
NEW HAMPSHIRE — (0.3%)
State of New Hampshire (GO) Series A
5.000%, 03/01/29	1,500	1,643,164
NEW JERSEY — (0.6%)
City of Hoboken (GO)
3.000%, 02/01/25	975	973,178
Princeton (GO)
2.000%, 12/15/25	1,815	1,768,872
Township of Montville (GO)
3.000%, 10/01/25	500	498,934
TOTAL NEW JERSEY		3,240,984
NEW MEXICO — (1.5%)
Albuquerque Municipal School District No. 12 (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/34	1,950	2,150,870
City of Albuquerque (GO) Series A
4.000%, 07/01/38	1,245	1,284,747
City of Albuquerque (GO) Series B
5.000%, 07/01/26	200	207,789
State of New Mexico Severance Tax Permanent Fund (RB) Series A
5.000%, 07/01/27	4,095	4,340,137
TOTAL NEW MEXICO		7,983,543
NEW YORK — (3.9%)
City of New York (GO) Series A
5.000%, 08/01/24	1,000	1,000,000
5.000%, 08/01/25	1,700	1,733,532
City of New York (GO) Series F-1
5.000%, 08/01/36	1,145	1,301,998
Kingston City School District (GO) (ST AID WITHHLDG)
3.000%, 06/01/26	1,530	1,512,719

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
NEW YORK — (Continued)
New York State Dormitory Authority (RB) Series A
5.000%, 02/15/25	500	$505,109
5.000%, 03/15/33	2,175	2,352,449
New York State Dormitory Authority (RB) Series D
4.000%, 02/15/38	1,425	1,454,780
4.000%, 02/15/39	4,230	4,290,512
New York State Dormitory Authority (RB) Series E
5.000%, 03/15/29	5,000	5,472,270
New York State Urban Development Corp. (RB) Series A
5.000%, 03/15/25	500	506,619
New York State Urban Development Corp. (RB) Series E2
4.000%, 03/15/34	500	514,788
Port Authority of New York & New Jersey (RB) Series 243
5.000%, 12/01/37	295	343,453
TOTAL NEW YORK		20,988,229
NORTH CAROLINA — (2.1%)
City of Charlotte (GO) Series A
5.000%, 06/01/29	2,030	2,233,037
City of Greensboro (GO) Series B
5.000%, 04/01/26	1,010	1,044,536
City of Raleigh Combined Enterprise System Revenue (RB)
5.000%, 09/01/37	100	115,772
County of Durham (GO)
5.000%, 06/01/37	210	242,302
County of Mecklenburg (GO) Series A
5.000%, 12/01/24	825	830,658
County of Wake (GO)
5.000%, 04/01/25	3,015	3,056,758
State of North Carolina (GO)
5.000%, 06/01/25	2,045	2,080,608
State of North Carolina (GO) Series A
5.000%, 06/01/25	655	666,405
State of North Carolina (GO) Series B
5.000%, 06/01/25	1,000	1,017,412
TOTAL NORTH CAROLINA		11,287,488
	Face Amount	Value†
	(000)
OHIO — (1.6%)
City of Columbus (GO) Series A
5.000%, 04/01/29	2,030	$2,223,326
Northeast Ohio Regional Sewer District (RB)
¤ 5.000%, 11/15/49 (Pre-refunded @ $100, 11/15/24)	1,145	1,151,381
State of Ohio (GO) Series A
5.000%, 03/01/28	570	611,781
5.000%, 06/15/30	1,460	1,630,216
5.000%, 03/01/43	1,000	1,120,226
State of Ohio (GO) Series C
5.000%, 08/01/28	2,015	2,179,391
TOTAL OHIO		8,916,321
OKLAHOMA — (1.1%)
City of Oklahoma City (GO)
4.000%, 03/01/25	1,255	1,262,559
City of Tulsa (GO)
5.000%, 03/01/26	2,750	2,838,870
Oklahoma City Water Utilities Trust (RB)
¤ 5.000%, 07/01/34 (Pre-refunded @ $100, 7/1/26)	1,885	1,959,125
TOTAL OKLAHOMA		6,060,554
OREGON — (2.8%)
City of Eugene Electric Utility System Revenue (RB)
5.000%, 08/01/38	265	307,151
City of Salem (GO)
5.000%, 06/01/25	1,280	1,301,035
5.000%, 06/01/26	1,220	1,265,392
County of Multnomah (GO) Series A
5.000%, 06/15/29	250	274,723
Lane County School District No. 4J Eugene (GO) (SCH BD GTY)
3.000%, 06/15/25	940	937,374
Multnomah County School District No. 1 Portland (GO) (SCH BD GTY)
5.000%, 06/15/29	4,010	4,406,566

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
OREGON — (Continued)
Multnomah County School District No. 7 Reynolds (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,000	$1,017,517
State of Oregon (GO) Series A
5.000%, 05/01/26	1,020	1,057,040
State of Oregon (GO) Series C
5.000%, 05/01/25	700	710,786
State of Oregon (GO) Series J
4.000%, 06/01/39	540	540,000
State of Oregon Department of Transportation (RB) Series A
¤ 5.000%, 11/15/30 (Pre-refunded @ $100, 11/15/24)	1,185	1,191,432
Tri-County Metropolitan Transportation District of Oregon (RB) Series B
¤ 5.000%, 09/01/26 (Pre-refunded @ $100, 9/1/25)	150	153,437
Water Environment Services Sewer Revenue (RB)
5.000%, 06/01/29	2,010	2,204,360
TOTAL OREGON		15,366,813
PENNSYLVANIA — (1.0%)
Chartiers Valley School District (GO) (ST AID WITHHLDG) Series B
¤ 5.000%, 10/15/40 (Pre-refunded @ $100, 4/15/25)	1,900	1,925,752
County of Montgomery (GO) Series A
5.000%, 01/01/26	2,745	2,826,950
Pennsylvania State University (RB) Series E
5.000%, 03/01/25	130	131,529
Township of Lower Merion (GO)
5.000%, 05/01/29	605	665,624
TOTAL PENNSYLVANIA		5,549,855
	Face Amount	Value†
	(000)
RHODE ISLAND — (0.4%)
State of Rhode Island (GO) Series B
5.000%, 08/01/29	2,135	$2,256,378
SOUTH CAROLINA — (3.2%)
Beaufort County School District (GO) (SCSDE) Series A
5.000%, 03/01/26	2,280	2,354,756
Beaufort County School District (GO) (SCSDE) Series D
5.000%, 03/01/25	995	1,006,701
Clemson University (RB) Series B
5.000%, 05/01/25	750	761,096
County of Richland (GO) (ST AID WITHHLDG) Series A
5.000%, 03/01/25	3,000	3,035,278
County of Richland (GO) (ST AID WITHHLDG) Series B
5.000%, 03/01/25	535	541,291
County of Spartanburg (GO) (ST AID WITHHLDG) Series A
3.000%, 04/01/25	1,715	1,710,898
3.000%, 04/01/26	1,500	1,492,474
Richland County School District No. 2 (GO)
5.000%, 03/01/28	3,020	3,241,478
Richland County School District No. 2 (GO) Series A
5.000%, 03/01/27	855	900,180
5.000%, 03/01/38	1,000	1,127,349
State of South Carolina (GO) Series C
5.000%, 04/01/25	1,090	1,104,678
TOTAL SOUTH CAROLINA		17,276,179
TENNESSEE — (4.7%)
City of Knoxville Electric System Revenue (RB) Series LL
5.000%, 07/01/25	1,775	1,807,390
City of Knoxville Electric System Revenue (RB) Series NN
5.000%, 07/01/26	865	898,124

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TENNESSEE — (Continued)
City of Knoxville Wastewater System Revenue (RB) Series A
5.000%, 04/01/29	3,000	$3,284,472
City of Memphis (GO)
5.000%, 05/01/26	1,000	1,036,275
City of Memphis (GO) Series A
5.000%, 04/01/25	2,585	2,619,771
County of Knox (GO)
4.000%, 06/01/38	1,000	1,034,535
County of Knox (GO) Series C
5.000%, 06/01/25	1,000	1,016,813
County of Shelby (GO) Series B
4.000%, 04/01/37	1,400	1,437,695
County of Sumner (GO)
5.000%, 06/01/26	1,500	1,555,693
County of Williamson (GO)
5.000%, 04/01/29	3,620	3,969,906
County of Williamson (GO) Series A
5.000%, 04/01/28	1,365	1,470,309
County of Williamson (GO) Series B
5.000%, 05/01/28	2,700	2,912,890
Johnson City Energy Authority (RB)
5.000%, 05/01/28	1,000	1,054,223
Metropolitan Government of Nashville & Davidson County (GO)
¤ 5.000%, 01/01/33 (Pre-refunded @ $100, 7/1/26)	1,245	1,293,485
Metropolitan Government of Nashville & Davidson County Water & Sewer Revenue (RB) Series A
5.000%, 07/01/27	330	349,280
TOTAL TENNESSEE		25,740,861
TEXAS — (22.7%)
Alvin Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/25	1,500	1,515,123
Arlington Independent School District (GO) (PSF-GTD)
5.000%, 02/15/37	215	246,070
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Austin Community College District (GO)
¤ 5.000%, 08/01/30 (Pre-refunded @ $100, 8/1/25)	210	$214,026
Austin Independent School District (GO) (PSF-GTD)
5.000%, 08/01/24	250	250,000
Azle Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	500	567,572
Board of Regents of the University of Texas System (RB) Series J
5.000%, 08/15/25	3,055	3,120,424
Brazosport Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	2,000	2,022,203
Bridgeport Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	1,600	1,601,169
City of Amarillo (GO)
2.000%, 02/15/25	725	717,431
4.000%, 02/15/26	1,685	1,713,625
City of Arlington (GO) Series A
5.000%, 08/15/37	1,000	1,144,573
City of Arlington Water & Wastewater System Revenue (RB)
5.000%, 06/01/26	1,025	1,063,137
City of Austin (GO)
5.000%, 09/01/26	1,510	1,573,917
5.000%, 09/01/27	2,255	2,394,389
5.000%, 09/01/38	210	238,519
City of Austin Water & Wastewater System Revenue (RB)
5.000%, 11/15/26	525	549,368
City of Carrollton (GO)
5.000%, 08/15/25	1,420	1,449,886
City of Cedar Park (GO)
5.000%, 02/15/33	1,825	1,944,068
City of Celina (GO)
4.125%, 09/01/25	1,415	1,433,099
4.125%, 09/01/26	2,520	2,572,236
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
4.000%, 10/01/34	810	845,194

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
City of Dallas Waterworks & Sewer System Revenue (RB) Series A
5.000%, 10/01/27	2,660	$2,714,482
City of Dallas Waterworks & Sewer System Revenue (RB) Series C
5.000%, 10/01/24	120	120,390
5.000%, 10/01/25	500	511,992
City of Denton (GO)
5.000%, 02/15/35	1,420	1,616,958
5.000%, 02/15/39	2,000	2,267,554
City of Fort Worth (GO)
5.000%, 03/01/28	2,070	2,128,246
5.000%, 03/01/37	1,000	1,118,269
City of Fort Worth Water & Sewer System Revenue (RB) Series A
5.000%, 02/15/25	4,380	4,426,510
City of Frisco (GO)
4.000%, 02/15/25	2,550	2,562,737
5.000%, 02/15/28	3,495	3,740,964
City of Houston (GO) Series A
5.000%, 03/01/26	1,020	1,051,911
City of Irving (GO)
5.000%, 09/15/25	1,795	1,834,205
City of Lewisville (GO)
5.000%, 02/15/37	2,415	2,717,813
City of Lubbock (GO) Series A
5.000%, 02/15/25	770	777,970
City of Midland (GO)
5.000%, 03/01/28	1,200	1,283,353
City of Pearland (GO)
5.000%, 03/01/25	565	571,002
City of Pflugerville (GO)
5.000%, 08/01/37	350	392,404
City of Plano (GO)
5.000%, 09/01/38	1,000	1,139,534
City of Richardson (GO)
5.000%, 02/15/39	750	844,207
City of San Antonio (GO)
4.000%, 08/01/36	1,985	2,055,153
City of San Antonio Electric & Gas Systems Revenue (RB) Series 2020
5.000%, 02/01/37	1,600	1,742,743
City of San Antonio Electric & Gas Systems Revenue (RB) Series B
5.000%, 02/01/39	500	567,349
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Cleburne Independent School District (GO) (PSF-GTD)
5.000%, 02/15/28	1,000	$1,029,334
Conroe Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	1,010	1,042,873
Corpus Christi Independent School District (GO) (PSF-GTD)
4.000%, 08/15/24	140	140,045
5.000%, 08/15/37	1,370	1,547,647
County of Bexar (GO)
4.000%, 06/15/26	650	660,575
5.000%, 06/15/26	1,625	1,686,478
County of Collin (GO)
5.000%, 02/15/38	335	379,095
County of Collin (GO)
5.000%, 02/15/25	1,010	1,020,942
County of Harris (GO)
5.000%, 10/01/26	475	496,043
County of Harris (GO) Series A
5.000%, 10/01/24	715	717,336
5.000%, 09/15/38	1,400	1,609,127
County of Williamson (GO)
4.000%, 02/15/26	4,010	4,078,123
5.000%, 02/15/39	500	570,396
Cypress-Fairbanks Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	85	85,930
Dallas College (GO)
5.000%, 02/15/28	930	993,188
Denton Independent School District (GO) (PSF-GTD)
5.000%, 08/15/37	915	1,052,642
Eanes Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/01/25	1,505	1,536,544
El Paso Independent School District (GO) (PSF-GTD)
5.000%, 08/15/24	500	500,358
Fort Bend Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/24	170	170,122
Fort Worth Independent School District (GO) (PSF-GTD)
5.000%, 02/15/26	470	485,010

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Frisco Independent School District (GO) (PSF-GTD)
5.000%, 02/15/25	765	$773,287
Galveston Independent School District (GO) (PSF-GTD)
5.000%, 02/01/27	175	183,508
Garland Independent School District (GO) (PSF-GTD) Series A
5.000%, 02/15/26	1,000	1,010,175
Grapevine-Colleyville Independent School District (GO) (PSF-GTD) Series A
5.000%, 08/15/28	1,000	1,078,778
Grapevine-Colleyville Independent School District (GO) Series B
5.000%, 08/15/27	2,570	2,725,119
Harris County Flood Control District (GO) Series A
5.000%, 10/01/26	785	819,944
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD)
5.000%, 08/15/38	750	864,537
Hurst-Euless-Bedford Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/29 (Pre-refunded @ $100, 8/15/27)	640	677,129
5.000%, 08/15/29	1,140	1,205,527
Lamar Consolidated Independent School District (GO)
5.000%, 02/15/29	2,060	2,235,551
5.000%, 02/15/30	855	941,829
Leander Independent School District (GO) (PSF-GTD) Series C
5.000%, 08/15/24	700	700,506
Mansfield Independent School District (GO) (PSF-GTD)
¤ 5.000%, 02/15/28 (Pre-refunded @ $100, 2/15/25)	885	893,668
Midland Independent School District (GO) (PSF-GTD)
5.000%, 02/15/38	1,000	1,136,746
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Northside Independent School District (GO) (PSF-GTD)
5.000%, 08/01/37	400	$453,853
Permanent University Fund - University of Texas System (RB) Series A
5.000%, 07/01/38	500	577,867
San Antonio Independent School District (GO) (PSF-GTD)
5.000%, 08/15/26	810	842,792
5.000%, 08/15/30	2,850	2,959,196
Spring Independent School District (GO)
5.000%, 08/15/29	1,500	1,640,674
State of Texas (GO) Series A
5.000%, 04/01/25	2,185	2,214,423
5.000%, 10/01/25	2,465	2,523,774
State of Texas (GO) Series B
5.000%, 08/01/25	350	357,155
State of Texas (GO) Series C
5.000%, 08/01/25	675	688,798
5.000%, 08/01/26	1,420	1,478,570
Tarrant County College District (GO)
5.000%, 08/15/24	1,000	1,000,683
Tarrant Regional Water District (RB) Series A
4.000%, 09/01/29	5,730	5,967,453
Texas Transportation Commission (GO)
5.000%, 04/01/38	1,000	1,148,096
Trinity River Authority Central Regional Wastewater System Revenue (RB)
5.000%, 08/01/24	120	120,000
Trinity River Authority Denton Creek Wastewater Treatment System Revenue (RB)
5.000%, 02/01/26	325	334,633
Waco Independent School District (GO) (PSF-GTD)
5.000%, 08/15/28	330	355,997
Waxahachie Independent School District (GO) (PSF-GTD)
5.000%, 02/15/39	250	284,517

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
TEXAS — (Continued)
Wichita Falls Independent School District (GO) (PSF-GTD)
4.000%, 02/01/25	105	$105,486
Wylie Independent School District/Collin County (GO) (PSF-GTD)
5.000%, 08/15/38	750	859,766
Ysleta Independent School District (GO) (PSF-GTD) Series B
¤ 5.000%, 08/15/41 (Pre-refunded @ $100, 8/15/25)	1,200	1,225,728
TOTAL TEXAS		123,549,348
UTAH — (1.7%)
Canyons School District (GO) (SCH BD GTY) Series A
5.000%, 06/15/25	1,615	1,643,430
County of Salt Lake (GO) Series B
5.000%, 12/15/24	1,600	1,611,843
Granite School District Board of Education (GO) (SCH BD GTY)
5.000%, 06/01/25	1,000	1,016,931
Jordan Valley Water Conservancy District (RB) Series A
5.000%, 10/01/38	125	138,828
Provo School District (GO) (SCH BD GTY)
5.000%, 06/15/25	2,000	2,034,686
Tooele County School District (GO) (SCH BD GTY)
5.000%, 06/01/37	1,645	1,881,560
Utah Transit Authority (RB) Series A
¤ 5.000%, 06/15/35 (Pre-refunded @ $100, 6/15/25)	795	809,156
TOTAL UTAH		9,136,434
VIRGINIA — (3.6%)
City of Lynchburg (GO)
5.000%, 08/01/28	1,935	2,095,993
City of Manassas (GO) (ST AID WITHHLDG)
5.000%, 01/01/26	2,485	2,557,789
	Face Amount	Value†
	(000)
VIRGINIA — (Continued)
City of Richmond (GO) Series A
5.000%, 09/01/37	1,000	$1,153,424
Commonwealth of Virginia (GO) Series A
5.000%, 06/01/25	1,430	1,454,187
County of Arlington (GO)
5.000%, 06/15/37	2,500	2,862,233
County of Fairfax (GO) (ST AID WITHHLDG) Series A
4.000%, 10/01/27	760	786,068
County of Henrico (GO) (ST AID WITHHLDG)
5.000%, 08/01/27	3,025	3,216,983
County of Henrico (GO) (ST AID WITHHLDG) Series A
5.000%, 08/01/25	1,545	1,576,855
County of Loudoun (GO) (ST AID WITHHLDG) Series B
5.000%, 12/01/25	500	513,965
Fairfax County Water Authority (RB)
5.000%, 04/01/26	1,290	1,334,965
Loudoun County Sanitation Authority (RB)
5.000%, 01/01/26	2,165	2,229,025
TOTAL VIRGINIA		19,781,487
WASHINGTON — (8.0%)
Auburn School District No. 408 of King & Pierce Counties (GO) (SCH BD GTY)
5.000%, 12/01/25	1,035	1,062,869
Chelan County Public Utility District No. 1 (RB) Series A
5.000%, 07/01/25	175	178,280
City of Bellevue (GO) Series A
4.000%, 12/01/25	285	288,976
City of Seattle (GO) Series A
5.000%, 05/01/26	3,165	3,278,948
Clark County School District No. 37 Vancouver (GO) (SCH BD GTY)
4.000%, 12/01/26	2,270	2,321,912
County of King (GO)
5.000%, 12/01/35	4,000	4,663,653

DFA Municipal Bond Portfolio
CONTINUED
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
County of King (GO) Series A
4.000%, 01/01/26	725	$736,188
County of King (GO) Series B
5.000%, 12/01/37	1,000	1,158,857
County of King (GO) Series E
5.000%, 12/01/25	480	493,561
County of King Sewer Revenue (RB) Series B
5.000%, 07/01/25	1,305	1,330,055
5.000%, 07/01/28	1,565	1,623,007
County of Spokane (GO)
5.000%, 12/01/28	1,315	1,428,767
Energy Northwest (RB) Series A
5.000%, 07/01/36	3,500	4,018,020
5.000%, 07/01/37	165	189,186
Franklin County School District No. 1 Pasco (GO) (SCH BD GTY)
5.000%, 12/01/36	555	636,037
King County School District No. 210 Federal Way (GO) (SCH BD GTY)
5.000%, 12/01/25	1,000	1,026,926
King County School District No. 401 Highline (GO) (SCH BD GTY)
5.000%, 12/01/37	285	323,600
King County School District No. 405 Bellevue (GO) (SCH BD GTY) Series B
5.000%, 12/01/26	995	1,042,309
King County School District No. 414 Lake Washington (GO) (SCH BD GTY)
4.000%, 12/01/25	1,390	1,409,209
State of Washington (GO) Series R-2023B
5.000%, 07/01/35	1,000	1,157,128
State of Washington (GO) Series A
5.000%, 08/01/36	1,000	1,118,887
State of Washington (GO) Series C
5.000%, 02/01/25	1,000	1,010,190
5.000%, 02/01/34	2,470	2,534,858
5.000%, 02/01/37	2,155	2,426,798
State of Washington (GO) Series D
5.000%, 02/01/28	1,065	1,117,300
4.000%, 06/01/37	1,115	1,158,882
	Face Amount	Value†
	(000)
WASHINGTON — (Continued)
State of Washington (GO) Series R-2023A
5.000%, 08/01/30	5,055	$5,650,332
TOTAL WASHINGTON		43,384,735
WEST VIRGINIA — (0.4%)
State of West Virginia (GO) Series A
5.000%, 12/01/36	2,000	2,156,776
WISCONSIN — (3.9%)
Appleton Area School District (GO)
5.000%, 03/01/30	2,320	2,566,066
City of Waukesha (GO) Series C
5.000%, 10/01/25	200	204,277
County of Dane (GO) Series B
5.000%, 06/01/37	2,000	2,282,637
Madison Metropolitan School District (GO) Series A
2.000%, 03/01/25	1,300	1,285,323
Milwaukee Metropolitan Sewerage District (GO) Series A
5.000%, 10/01/25	3,255	3,330,641
State of Wisconsin (GO) Series A
5.000%, 05/01/36	2,500	2,647,758
State of Wisconsin (GO) Series 1
5.000%, 05/01/29	1,295	1,418,718
State of Wisconsin (GO) Series 2
5.000%, 05/01/37	555	637,869
State of Wisconsin (GO) Series A
5.000%, 05/01/25	970	984,511
State of Wisconsin (GO) Series B
5.000%, 05/01/25	2,025	2,055,295
5.000%, 05/01/27	1,330	1,406,019
5.000%, 05/01/37	2,370	2,684,650
TOTAL WISCONSIN		21,503,764
TOTAL MUNICIPAL BONDS (Cost $556,403,692)		542,939,962

DFA Municipal Bond Portfolio
CONTINUED
	Shares	Value†
INVESTMENT COMPANIES — (0.3%)
BlackRock Liquidity Funds MuniCash (Cost $1,840,307)	1,840,146	$1,840,330
TOTAL INVESTMENTS — (100.0%)
(Cost $558,243,999)^^		$544,780,292
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Municipal Bonds	—	$542,939,962	—	$542,939,962
Investment Companies	$1,840,330	—	—	1,840,330
Total Investments in Securities	$1,840,330	$542,939,962	—	$544,780,292

World Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (100.0%)
Investment in U.S. Core Equity 1 Portfolio of DFA Investment Dimensions Group, Inc.	17,211,911	$714,122,203
Investment in International Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	18,250,666	297,668,355
Investment in Emerging Markets Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	5,230,632	126,372,079
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $642,394,925)^^		$1,138,162,637
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$1,138,162,637	—	—	$1,138,162,637
Total Investments in Securities	$1,138,162,637	—	—	$1,138,162,637

DFA LTIP Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

	Face Amount±	Value†
	(000)
U.S. TREASURY OBLIGATIONS — (100.0%)
U.S. Treasury Inflation-Indexed Bonds
0.250%, 02/15/50	174,751	$110,916,743
0.125%, 02/15/51	184,571	111,067,121
0.125%, 02/15/52	188,008	111,366,603
1.500%, 02/15/53	54,793	47,608,129
TOTAL U.S. TREASURY OBLIGATIONS Cost ($538,633,340)		380,958,596
TOTAL INVESTMENTS — (100.0%)
(Cost $538,633,340)^^		$380,958,596
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
U.S. Treasury Obligations	—	$380,958,596	—	$380,958,596
Total Investments in Securities	—	$380,958,596	—	$380,958,596

U.S. Social Core Equity 2 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (7.7%)
	Alphabet, Inc. (GOOG US), Class C	126,531	$21,908,843
	Alphabet, Inc. (GOOGL US), Class A	151,891	26,055,382
*	Anterix, Inc.	2,629	105,844
	AT&T, Inc.	198,249	3,816,293
#*	Atlanta Braves Holdings, Inc. (2291915D US), Class A	363	16,669
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	5,636	244,771
	ATN International, Inc.	3,463	102,747
*	Bandwidth, Inc., Class A	3,555	81,125
#	Cable One, Inc.	630	260,429
#*	Cardlytics, Inc.	4,280	35,481
*	Cargurus, Inc.	12,627	313,402
*	Cars.com, Inc.	7,957	164,073
#*	Charter Communications, Inc., Class A	12,697	4,821,305
#*	Cinemark Holdings, Inc.	19,740	465,469
	Comcast Corp., Class A	178,241	7,356,006
*	Consolidated Communications Holdings, Inc.	11,459	52,711
*	Cumulus Media, Inc., Class A	11,200	22,400
#*	EchoStar Corp., Class A	14,485	290,859
	Electronic Arts, Inc.	10,581	1,597,096
#*	Emerald Holding, Inc.	2,098	11,896
#	Endeavor Group Holdings, Inc., Class A	3,884	106,499
*	Eventbrite, Inc., Class A	9,003	44,025
*	EW Scripps Co., Class A	11,745	44,161
	Fox Corp. (FOX US), Class B	12,464	441,600
	Fox Corp. (FOXA US), Class A	21,922	833,913
#*	Frontier Communications Parent, Inc.	30,219	885,417
*	Gaia, Inc.	4,112	20,272
*	Gannett Co., Inc.	7,700	37,807
*††	GCI Liberty, Inc.	11,519	0
#*	Gogo, Inc.	19,177	174,127
	Gray Television, Inc. (GTN US)	16,887	108,583
	IDT Corp., Class B	3,200	122,336
*	IMAX Corp.	5,208	109,889
*	Integral Ad Science Holding Corp.	19,742	200,974
	Interpublic Group of Cos., Inc.	44,421	1,429,024
	Iridium Communications, Inc.	14,903	427,716
	John Wiley & Sons, Inc. (WLY US), Class A	1,857	88,672
	John Wiley & Sons, Inc. (WLYB US), Class B	312	14,882
*	Liberty Broadband Corp. (LBRDA US), Class A	1,324	87,675
*	Liberty Broadband Corp. (LBRDK US), Class C	5,558	374,554
*	Liberty Global Ltd. (LBTYA US), Class A	15,046	293,247
*	Liberty Global Ltd. (LBTYK US), Class C	16,703	335,897
*	Liberty Latin America Ltd. (LILA US), Class A	22,700	237,896
*	Liberty Latin America Ltd. (LILAK US), Class C	26,706	283,084
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	1,305	96,531
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	14,254	1,152,721
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	1,829	69,081
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	4,562	178,009
*	Liberty Media Corp.-Liberty SiriusXM (LSXMA US), Class A	4,314	97,583
*	Liberty Media Corp.-Liberty SiriusXM (LSXMK US), Class C	4,258	95,848
#*	Lions Gate Entertainment Corp. (LGF/A US), Class A	39,115	358,685
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	19,401	159,864
*	Live Nation Entertainment, Inc.	9,557	919,288

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#*	Lumen Technologies, Inc.	5,310	$16,727
*	Madison Square Garden Entertainment Corp.	4,462	176,204
*	Madison Square Garden Sports Corp.	2,119	424,669
*	Magnite, Inc.	27,185	395,270
	Marcus Corp.	4,915	61,880
*	Match Group, Inc.	7,824	298,407
	Meta Platforms, Inc., Class A	76,039	36,105,598
*	Netflix, Inc.	6,654	4,181,041
	New York Times Co., Class A	16,868	903,956
	News Corp. (NWS US), Class B	15,297	435,812
	News Corp. (NWSA US), Class A	31,776	876,382
	Nexstar Media Group, Inc.	6,119	1,130,730
#*	Nextdoor Holdings, Inc.	16,974	48,206
	Omnicom Group, Inc.	20,901	2,049,134
	Paramount Global (PARA US), Class B	6,813	77,804
	Paramount Global (PARAA US), Class A	1,096	25,098
*	Pinterest, Inc., Class A	18,404	588,008
*	PubMatic, Inc., Class A	5,859	128,664
*	QuinStreet, Inc.	8,852	165,532
#*	Reading International, Inc. (RDI US), Class A	4,944	7,218
#*	Reservoir Media, Inc.	3,267	26,005
*	ROBLOX Corp., Class A	3,481	144,531
#*	Roku, Inc.	10,806	629,017
	Saga Communications, Inc., Class A	728	11,284
	Scholastic Corp.	5,578	174,759
	Shenandoah Telecommunications Co.	9,059	192,866
#	Shutterstock, Inc.	2,636	116,564
#	Sinclair, Inc.	4,666	71,763
#	Sirius XM Holdings, Inc.	81,388	280,789
*	Snap, Inc., Class A	43,176	575,104
#*	SPAR Group, Inc.	4,532	8,656
#*	Sphere Entertainment Co.	5,531	246,019
	Spok Holdings, Inc.	2,587	39,659
*	Spotify Technology SA	200	68,788
*	Stagwell, Inc.	9,231	61,663
*	Take-Two Interactive Software, Inc.	8,537	1,285,075
*	TechTarget, Inc.	3,475	111,200
	TEGNA, Inc.	34,128	543,659
	Telephone & Data Systems, Inc.	14,073	298,348
*	Thryv Holdings, Inc.	6,877	133,964
	TKO Group Holdings, Inc.	5,446	595,520
	T-Mobile U.S., Inc.	22,634	4,125,726
	Townsquare Media, Inc., Class A	1,300	15,704
*	Trade Desk, Inc., Class A	4,976	447,243
*	Travelzoo	2,000	20,340
*	TripAdvisor, Inc.	16,213	285,835
*	TrueCar, Inc.	9,598	35,129
*	U.S. Cellular Corp.	7,373	396,299
	Verizon Communications, Inc.	188,810	7,650,581
*	Vimeo, Inc.	25,441	102,273
	Walt Disney Co.	45,499	4,262,801
*	Warner Bros Discovery, Inc.	121,526	1,051,200
#	Warner Music Group Corp., Class A	2,759	82,798
*	WideOpenWest, Inc.	11,172	60,887
*	Yelp, Inc.	9,440	343,899
*	Zedge, Inc., Class B	300	1,086
*	Ziff Davis, Inc.	5,822	278,757
TOTAL COMMUNICATION SERVICES			150,424,792

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (11.9%)
#*	1-800-Flowers.com, Inc., Class A	5,186	$53,727
*	Abercrombie & Fitch Co., Class A	10,546	1,555,324
#	Academy Sports & Outdoors, Inc.	9,579	517,937
#	Acushnet Holdings Corp.	10,245	743,582
*	Adient PLC	16,293	419,708
	ADT, Inc.	51,199	398,328
*	Adtalem Global Education, Inc.	9,323	731,016
	Advance Auto Parts, Inc.	2,745	173,841
*	Airbnb, Inc., Class A	2,558	356,995
#	A-Mark Precious Metals, Inc.	3,926	150,915
*	Amazon.com, Inc.	230,884	43,170,690
*	American Axle & Manufacturing Holdings, Inc.	18,883	140,301
	American Eagle Outfitters, Inc.	27,268	601,259
*	American Public Education, Inc.	1,609	32,116
*	America's Car-Mart, Inc.	1,100	76,175
*	Aptiv PLC	17,646	1,224,456
	Aramark	25,829	885,160
#	Arhaus, Inc.	6,381	96,927
*	Asbury Automotive Group, Inc.	3,077	828,390
	Autoliv, Inc.	13,399	1,355,175
*	AutoNation, Inc.	9,399	1,792,577
*	AutoZone, Inc.	230	720,749
	Bassett Furniture Industries, Inc.	1,200	15,768
	Bath & Body Works, Inc.	5,861	215,392
*	Beazer Homes USA, Inc.	6,024	202,828
#	Best Buy Co., Inc.	24,808	2,146,388
#*	Beyond, Inc.	6,900	77,970
*	Biglari Holdings, Inc. (BH US), Class B	39	7,829
*	Biglari Holdings, Inc. (BH/A US), Class A	42	40,688
	Booking Holdings, Inc.	684	2,541,067
*	Boot Barn Holdings, Inc.	4,393	586,378
	BorgWarner, Inc.	28,072	991,222
*	Bright Horizons Family Solutions, Inc.	7,018	843,915
#	Brunswick Corp.	11,366	925,761
	Buckle, Inc.	9,102	393,115
#	Build-A-Bear Workshop, Inc.	2,800	75,936
*	Burlington Stores, Inc.	6,894	1,794,646
	Caleres, Inc.	6,757	260,550
#	Camping World Holdings, Inc., Class A	1,200	27,456
*	Capri Holdings Ltd.	7,065	236,960
*	CarMax, Inc.	15,617	1,318,700
*	Carnival Corp.	42,176	702,652
	Carriage Services, Inc.	2,352	75,405
#	Carter's, Inc.	2,882	174,505
*	Carvana Co.	4,734	630,711
*	Cavco Industries, Inc.	1,219	505,422
	Century Communities, Inc.	5,591	585,434
*	Chipotle Mexican Grill, Inc.	45,650	2,479,708
#	Choice Hotels International, Inc.	5,184	660,701
#*	Citi Trends, Inc.	1,812	35,533
#	Columbia Sportswear Co.	9,458	772,719
*	Cooper-Standard Holdings, Inc.	2,917	43,113
#	Cracker Barrel Old Country Store, Inc.	1,300	59,579
*	Crocs, Inc.	8,589	1,154,104
*	Culp, Inc.	8,100	40,986
	Dana, Inc.	21,319	270,965
*	Deckers Outdoor Corp.	1,491	1,375,641
#	Designer Brands, Inc., Class A	1,992	16,255
	Dick's Sporting Goods, Inc.	8,177	1,769,094

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
#	Dillard's, Inc., Class A	1,315	$524,146
	Domino's Pizza, Inc.	1,342	575,315
*	DoorDash, Inc., Class A	3,692	408,778
*	Dorman Products, Inc.	4,567	462,957
	DR Horton, Inc.	26,918	4,843,356
*	Duolingo, Inc.	828	142,366
*	Dutch Bros, Inc., Class A	1,871	71,566
	eBay, Inc.	37,899	2,107,563
*	El Pollo Loco Holdings, Inc.	3,355	40,461
*	Envela Corp.	5,655	27,370
	Escalade, Inc.	1,450	21,576
	Ethan Allen Interiors, Inc.	4,083	126,042
*	Etsy, Inc.	7,486	487,638
*	Expedia Group, Inc.	8,954	1,143,157
#*	Figs, Inc., Class A	16,422	106,743
#*	First Watch Restaurant Group, Inc.	6,569	106,878
*	Five Below, Inc.	3,980	289,505
	Flexsteel Industries, Inc.	1,153	43,756
*	Floor & Decor Holdings, Inc., Class A	8,435	826,630
	Foot Locker, Inc.	4,800	139,488
	Ford Motor Co.	201,004	2,174,863
*	Fox Factory Holding Corp.	3,696	197,329
*	Frontdoor, Inc.	9,721	383,591
#*	Funko, Inc., Class A	4,017	40,130
	Gap, Inc.	45,039	1,057,516
	Garmin Ltd.	9,577	1,640,061
*	Garrett Motion, Inc.	11,534	101,038
	General Motors Co.	95,675	4,240,316
*	Genesco, Inc.	800	24,664
	Gentex Corp.	32,760	1,017,526
*	Gentherm, Inc.	5,765	318,113
	Genuine Parts Co.	12,964	1,907,134
*	G-III Apparel Group Ltd.	10,897	300,430
#*	Good Times Restaurants, Inc.	4,704	12,560
*	Goodyear Tire & Rubber Co.	25,681	300,468
	Graham Holdings Co., Class B	645	499,778
*	Grand Canyon Education, Inc.	6,048	943,186
*	Green Brick Partners, Inc.	5,861	428,732
	Group 1 Automotive, Inc.	2,835	1,036,816
#	Guess?, Inc.	9,401	226,094
	H&R Block, Inc.	13,948	808,147
	Hamilton Beach Brands Holding Co., Class A	1,000	19,530
#*	Hanesbrands, Inc.	32,562	193,418
	Harley-Davidson, Inc.	13,670	512,625
	Hasbro, Inc.	7,105	457,988
	Haverty Furniture Cos., Inc. (HVT US)	3,679	107,684
*	Helen of Troy Ltd.	2,950	174,375
*	Hilton Grand Vacations, Inc.	5,283	228,278
	Hilton Worldwide Holdings, Inc.	5,026	1,078,931
	Home Depot, Inc.	39,255	14,452,121
	Hooker Furnishings Corp.	1,478	22,569
	Hyatt Hotels Corp., Class A	3,805	560,591
#	Installed Building Products, Inc.	4,635	1,253,072
#*	iRobot Corp.	1,136	13,393
	J Jill, Inc.	763	29,337
#	Jack in the Box, Inc.	1,903	113,114
#	Johnson Outdoors, Inc., Class A	1,404	59,530
	KB Home	13,011	1,119,987
#	Kohl's Corp.	9,625	208,478

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Kontoor Brands, Inc.	7,419	$520,443
#	Krispy Kreme, Inc.	16,823	178,829
	Lakeland Industries, Inc.	1,000	23,600
*	Lands' End, Inc.	2,914	51,549
*	Landsea Homes Corp.	3,823	46,564
*	Latham Group, Inc.	5,100	18,564
	Laureate Education, Inc.	25,916	401,698
	La-Z-Boy, Inc.	8,766	386,931
	LCI Industries	3,843	448,440
	Lear Corp.	7,499	915,178
*	Legacy Housing Corp.	3,926	111,812
#	Leggett & Platt, Inc.	7,426	97,800
	Lennar Corp. (LEN US), Class A	18,210	3,221,895
#	Lennar Corp. (LENB US), Class B	1,637	270,040
#	Levi Strauss & Co., Class A	5,853	107,286
*	LGI Homes, Inc.	5,999	690,305
#*	Life Time Group Holdings, Inc.	19,907	413,468
	Lifetime Brands, Inc.	1,970	17,021
*	Lincoln Educational Services Corp.	3,900	55,029
#*	Lindblad Expeditions Holdings, Inc.	2,601	22,395
	Lithia Motors, Inc.	3,209	886,743
*	Live Ventures, Inc.	401	7,158
	LKQ Corp.	22,819	946,989
#*	Lovesac Co.	2,551	69,795
	Lowe's Cos., Inc.	7,518	1,845,744
*	Lululemon Athletica, Inc.	4,813	1,244,931
	Macy's, Inc.	57,380	991,526
*	Malibu Boats, Inc., Class A	4,121	156,763
	Marine Products Corp.	839	8,885
*	MarineMax, Inc.	4,347	151,580
	Marriott International, Inc., Class A	279	63,417
	Marriott Vacations Worldwide Corp.	4,685	396,257
*	Mattel, Inc.	34,542	666,315
	McDonald's Corp.	9,488	2,518,115
	Meritage Homes Corp.	3,285	666,428
#*	Mister Car Wash, Inc.	4,934	37,498
*	Modine Manufacturing Co.	8,908	1,048,115
*	Mohawk Industries, Inc.	6,452	1,039,224
	Monro, Inc.	7,175	221,134
#	Movado Group, Inc.	2,400	62,160
	Murphy USA, Inc.	3,389	1,711,174
	Nathan's Famous, Inc.	600	45,030
	NIKE, Inc., Class B	33,698	2,522,632
#	Nordstrom, Inc.	13,141	300,009
#*	Norwegian Cruise Line Holdings Ltd.	37,092	683,606
*	NVR, Inc.	312	2,685,534
*	ODP Corp.	8,195	346,239
*	Ollie's Bargain Outlet Holdings, Inc.	7,765	758,175
*	OneSpaWorld Holdings Ltd.	15,856	255,123
#*	OneWater Marine, Inc., Class A	1,156	28,530
*	O'Reilly Automotive, Inc.	783	881,924
#	Oxford Industries, Inc.	2,746	289,236
#	Papa John's International, Inc.	3,244	143,482
	Patrick Industries, Inc.	3,524	451,283
	Penske Automotive Group, Inc.	7,385	1,285,802
	Perdoceo Education Corp.	10,364	256,924
	Phinia, Inc.	5,614	250,946
*	Planet Fitness, Inc., Class A	5,527	407,340
*	Playa Hotels & Resorts NV	28,625	242,597

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Polaris, Inc.	8,071	$672,153
	Pool Corp.	2,253	842,712
	PulteGroup, Inc.	27,511	3,631,452
	PVH Corp.	9,738	993,179
#*	QuantumScape Corp.	45,792	295,816
	Ralph Lauren Corp.	5,141	902,708
#*	Restoration Hardware, Inc.	2,772	804,102
#*	Revolve Group, Inc.	5,809	112,404
#*	Rivian Automotive, Inc., Class A	37,464	614,784
	Rocky Brands, Inc.	402	13,781
	Ross Stores, Inc.	26,547	3,802,327
#*	Royal Caribbean Cruises Ltd.	22,055	3,456,460
*	Sally Beauty Holdings, Inc.	16,454	188,398
	Service Corp. International	23,706	1,894,346
*	Shake Shack, Inc., Class A	3,578	313,504
	SharkNinja, Inc.	11,583	890,154
	Shoe Carnival, Inc.	5,946	252,527
#	Signet Jewelers Ltd.	8,025	675,143
	Six Flags Entertainment Corp.	2,373	113,026
*	Skechers USA, Inc., Class A	15,605	1,016,354
*	Skyline Champion Corp.	7,662	624,530
	Sonic Automotive, Inc., Class A	4,084	243,161
*	Sonos, Inc.	15,258	205,983
	Standard Motor Products, Inc.	2,454	80,319
	Starbucks Corp.	13,795	1,075,320
	Steven Madden Ltd.	10,477	475,027
*	Stoneridge, Inc.	5,645	94,892
	Strategic Education, Inc.	5,904	622,282
*	Strattec Security Corp.	437	10,715
*	Stride, Inc.	7,870	597,963
	Superior Group of Cos., Inc.	1,686	33,585
#*	Sweetgreen, Inc., Class A	13,058	358,834
#*»	Tandy Leather Factory, Inc.	2,345	10,388
	Tapestry, Inc.	37,120	1,488,141
*	Taylor Morrison Home Corp.	18,726	1,256,140
	Tempur Sealy International, Inc.	18,249	955,335
*	Tesla, Inc.	34,977	8,117,112
#	Thor Industries, Inc.	7,132	756,991
*	Tile Shop Holdings, Inc.	3,000	21,660
	TJX Cos., Inc.	47,908	5,414,562
	Toll Brothers, Inc.	12,854	1,834,394
*	TopBuild Corp.	3,342	1,599,281
*	Topgolf Callaway Brands Corp.	15,000	247,500
	Tractor Supply Co.	8,651	2,277,981
	Travel & Leisure Co.	8,926	411,399
*	Tri Pointe Homes, Inc.	18,514	837,759
*	Ulta Beauty, Inc.	3,770	1,375,635
*	Under Armour, Inc. (UA US), Class C	34,811	236,367
*	Under Armour, Inc. (UAA US), Class A	20,784	144,864
*	Unifi, Inc.	2,302	12,960
*	United Parks & Resorts, Inc.	7,087	373,131
*	Universal Electronics, Inc.	1,080	12,841
*	Universal Technical Institute, Inc.	6,933	131,311
	Upbound Group, Inc.	10,177	383,978
*	Urban Outfitters, Inc.	15,120	696,276
#	Vail Resorts, Inc.	2,032	369,844
*	Valvoline, Inc.	18,186	845,649
#*	Vera Bradley, Inc.	3,191	21,954
#	VF Corp.	22,549	382,431

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Victoria's Secret & Co.	1,953	$34,666
*	Visteon Corp.	3,795	438,474
*	Warby Parker, Inc., Class A	8,945	147,324
	Wendy's Co.	29,829	505,005
	Weyco Group, Inc.	1,047	36,446
#	Whirlpool Corp.	7,562	771,097
	Williams-Sonoma, Inc.	17,998	2,783,931
#	Wingstop, Inc.	2,730	1,020,692
	Winmark Corp.	400	158,256
	Winnebago Industries, Inc.	5,225	326,667
#	Wolverine World Wide, Inc.	2,201	32,729
	Worthington Enterprises, Inc.	9,015	449,939
	Wyndham Hotels & Resorts, Inc.	13,821	1,046,526
*	YETI Holdings, Inc.	2,218	91,714
	Yum! Brands, Inc.	10,390	1,380,104
*	Zumiez, Inc.	1,507	38,308
TOTAL CONSUMER DISCRETIONARY			230,798,161
CONSUMER STAPLES — (5.4%)
	Albertsons Cos., Inc., Class A	44,712	886,639
#	Alico, Inc.	1,900	55,955
	Andersons, Inc.	5,770	314,638
#	B&G Foods, Inc.	16,500	142,230
*	BellRing Brands, Inc.	13,094	671,460
*	BJ's Wholesale Club Holdings, Inc.	18,829	1,656,199
	Bunge Global SA	15,306	1,610,650
	Calavo Growers, Inc.	2,336	55,573
	Cal-Maine Foods, Inc.	6,197	443,519
	Campbell Soup Co.	23,951	1,122,344
	Casey's General Stores, Inc.	5,347	2,073,781
#*	Celsius Holdings, Inc.	11,371	532,504
#*	Central Garden & Pet Co. (CENT US)	1,889	75,258
*	Central Garden & Pet Co. (CENTA US), Class A	10,697	367,549
*	Chefs' Warehouse, Inc.	5,711	237,521
	Clorox Co.	6,969	919,420
	Coca-Cola Co.	147,192	9,823,594
	Coca-Cola Consolidated, Inc.	1,395	1,598,517
	Colgate-Palmolive Co.	26,939	2,672,079
	Conagra Brands, Inc.	29,318	888,922
	Costco Wholesale Corp.	16,126	13,255,572
*	Coty, Inc., Class A	78,311	779,194
*	Darling Ingredients, Inc.	13,380	531,587
	Dole PLC	2,251	33,427
	Dollar General Corp.	6,985	840,924
*	Dollar Tree, Inc.	13,707	1,430,188
	Edgewell Personal Care Co.	9,078	355,404
*	elf Beauty, Inc.	2,644	456,302
	Energizer Holdings, Inc.	7,887	242,841
*	Farmer Bros Co.	3,284	8,932
	Flowers Foods, Inc.	27,084	609,932
	Fresh Del Monte Produce, Inc.	6,820	170,841
*	Fresh Market, Inc.	3,200	0
*	Freshpet, Inc.	6,292	765,736
	General Mills, Inc.	27,442	1,842,456
*	Grocery Outlet Holding Corp.	12,918	252,676
*	Hain Celestial Group, Inc.	6,001	46,448
#*	Herbalife Ltd.	2,000	24,560
#*	HF Foods Group, Inc.	3,253	12,979
	Hormel Foods Corp.	35,158	1,128,923

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Ingles Markets, Inc., Class A	2,804	$227,264
	Ingredion, Inc.	8,097	1,007,024
	Inter Parfums, Inc.	4,043	568,769
	J M Smucker Co.	8,291	977,923
	J&J Snack Foods Corp.	2,427	409,435
	John B Sanfilippo & Son, Inc.	1,772	185,830
	Kellanova	29,840	1,735,196
	Kenvue, Inc.	63,300	1,170,417
	Keurig Dr Pepper, Inc.	66,195	2,269,165
	Kimberly-Clark Corp.	15,718	2,122,716
	Kraft Heinz Co.	54,692	1,925,705
	Kroger Co.	79,338	4,323,921
	Lamb Weston Holdings, Inc.	8,426	505,729
	Lancaster Colony Corp.	3,245	626,480
	Lifevantage Corp.	2,233	18,266
*	Lifeway Foods, Inc.	2,012	24,808
	Limoneira Co.	1,403	30,922
*	Mama's Creations, Inc.	3,339	25,443
	McCormick & Co., Inc. (MKC US)	11,409	878,607
	McCormick & Co., Inc. (MKC/V US)	180	13,869
#	Medifast, Inc.	1,536	33,685
*	Mission Produce, Inc.	6,009	67,541
*	Monster Beverage Corp.	10,435	536,881
	National Beverage Corp.	8,640	421,546
	Natural Grocers by Vitamin Cottage, Inc.	2,161	58,952
#	Natural Health Trends Corp.	2,028	14,804
*	Nature's Sunshine Products, Inc.	1,300	22,243
	Nu Skin Enterprises, Inc., Class A	949	10,648
	Oil-Dri Corp. of America	877	57,093
	PepsiCo, Inc.	60,108	10,378,848
*	Pilgrim's Pride Corp.	13,041	537,680
*	Post Holdings, Inc.	9,291	1,016,064
	PriceSmart, Inc.	5,155	470,806
	Reynolds Consumer Products, Inc.	15,638	435,049
	Seaboard Corp.	55	178,635
#*	Seneca Foods Corp. (SENEA US), Class A	1,000	60,340
*»	Seneca Foods Corp. (SENEB US), Class B	301	18,689
*	Simply Good Foods Co.	14,479	491,128
	SpartanNash Co.	5,706	120,511
	Spectrum Brands Holdings, Inc.	7,263	614,522
*	Sprouts Farmers Market, Inc.	18,120	1,810,007
	Sysco Corp.	34,608	2,652,703
	Target Corp.	23,431	3,524,257
	Tootsie Roll Industries, Inc.	3,843	118,518
*	TreeHouse Foods, Inc.	8,555	344,595
	Tyson Foods, Inc., Class A	16,052	977,567
*	U.S. Foods Holding Corp.	31,803	1,729,765
*	United Natural Foods, Inc.	2,825	43,788
#	United-Guardian, Inc.	3,800	42,408
*	USANA Health Sciences, Inc.	3,697	164,886
#	Utz Brands, Inc.	10,999	163,225
	Village Super Market, Inc., Class A	770	24,394
#*	Vita Coco Co., Inc.	5,637	145,660
*	Vital Farms, Inc.	3,163	115,418
	Walgreens Boots Alliance, Inc.	22,750	270,043
	Walmart, Inc.	128,396	8,813,101
#	WD-40 Co.	1,807	472,729
	Weis Markets, Inc.	4,404	332,282

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
#	WK Kellogg Co.	6,481	$114,066
TOTAL CONSUMER STAPLES			105,389,840
ENERGY — (2.7%)
	Adams Resources & Energy, Inc.	99	2,652
	Archrock, Inc.	27,974	579,901
	Ardmore Shipping Corp.	7,998	173,397
	Baker Hughes Co.	71,609	2,772,700
*	Bristow Group, Inc.	4,847	183,944
#	Cactus, Inc., Class A	8,938	564,166
#*	Centrus Energy Corp., Class A	2,438	106,516
	Cheniere Energy, Inc.	18,651	3,406,419
#*	Clean Energy Fuels Corp.	31,215	88,963
#	CVR Energy, Inc.	10,474	299,556
	Delek U.S. Holdings, Inc.	11,114	264,291
*	Diamond Offshore Drilling, Inc.	7,286	119,636
*	DMC Global, Inc.	2,624	35,424
*	Dril-Quip, Inc.	5,997	103,868
#	Energy Services of America Corp.	1,620	12,361
	EnLink Midstream LLC	65,505	895,453
	Epsilon Energy Ltd.	14,303	77,951
#	Evolution Petroleum Corp.	4,751	26,701
	Excelerate Energy, Inc., Class A	1,140	22,948
*	Expro Group Holdings NV	17,582	408,254
*	Green Plains, Inc.	4,083	72,392
*	Gulf Island Fabrication, Inc.	11,379	71,005
	Halliburton Co.	88,179	3,058,048
*	Helix Energy Solutions Group, Inc.	26,227	309,479
#	Helmerich & Payne, Inc.	17,160	693,607
	HF Sinclair Corp.	21,390	1,100,943
	Kinder Morgan, Inc.	115,916	2,449,305
	Kinetik Holdings, Inc.	2,731	113,282
#	Liberty Energy, Inc.	28,911	698,201
#*	Mammoth Energy Services, Inc.	3,046	12,245
	Marathon Petroleum Corp.	20,900	3,699,718
	Mexco Energy Corp.	1,500	15,392
#*	Nabors Industries Ltd.	580	59,641
*	Natural Gas Services Group, Inc.	1,338	27,242
#	New Fortress Energy, Inc.	24,882	491,171
*	Newpark Resources, Inc.	17,425	143,930
	Noble Corp. PLC	11,572	546,430
#	Nordic American Tankers Ltd.	42,028	156,764
	NOV, Inc.	44,272	921,743
*	Oceaneering International, Inc.	24,188	726,124
	ONEOK, Inc.	38,245	3,186,956
*	Par Pacific Holdings, Inc.	8,988	238,631
	PBF Energy, Inc., Class A	18,019	734,274
	Phillips 66	20,069	2,919,638
	PHX Minerals, Inc.	8,160	26,765
#*	ProFrac Holding Corp., Class A	2,646	24,581
*	ProPetro Holding Corp.	17,564	168,439
	Ranger Energy Services, Inc.	700	9,079
*	REX American Resources Corp.	3,544	180,071
	RPC, Inc.	38,749	289,455
	Schlumberger NV	58,966	2,847,468
*	Seadrill Ltd.	5,958	327,750
	Select Water Solutions, Inc.	18,142	214,438
#	Sitio Royalties Corp., Class A	8,301	202,129
	Solaris Oilfield Infrastructure, Inc., Class A	4,135	54,375

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Stabilis Solutions, Inc.	600	$2,430
	Targa Resources Corp.	22,681	3,068,286
	TechnipFMC PLC	63,942	1,886,289
	Teekay Tankers Ltd., Class A	3,990	261,106
*	TETRA Technologies, Inc.	32,910	122,754
	Texas Pacific Land Corp.	1,431	1,209,052
#*	Transocean Ltd.	130,233	754,049
*	U.S. Silica Holdings, Inc.	5,557	86,078
*	Uranium Energy Corp.	55,292	327,882
	VAALCO Energy, Inc.	12,756	91,333
*	Valaris Ltd.	9,908	778,670
	Valero Energy Corp.	27,724	4,483,525
*	Weatherford International PLC	9,966	1,174,593
	Williams Cos., Inc.	27,787	1,193,174
	World Kinect Corp.	10,379	289,885
TOTAL ENERGY			52,664,918
FINANCIALS — (17.5%)
	1st Source Corp.	4,346	276,188
*	Acacia Research Corp.	3,887	20,795
	ACNB Corp.	719	29,824
	Affiliated Managers Group, Inc.	5,675	1,053,393
*	Affinity Bancshares, Inc.	836	17,966
	Aflac, Inc.	23,560	2,247,153
	Allstate Corp.	16,059	2,748,016
	Ally Financial, Inc.	35,484	1,597,135
	Amalgamated Financial Corp.	6,957	221,302
*	Ambac Financial Group, Inc.	10,409	137,295
	Amerant Bancorp, Inc.	4,494	101,070
*	American Coastal Insurance Corp., Class C	2,127	25,971
	American Express Co.	24,847	6,287,285
	American Financial Group, Inc.	9,291	1,216,749
	American International Group, Inc.	31,687	2,510,561
	Ameriprise Financial, Inc.	9,558	4,110,609
	Ameris Bancorp	11,297	687,874
	AMERISAFE, Inc.	2,885	136,980
	AmeriServ Financial, Inc.	300	753
	Aon PLC, Class A	5,340	1,754,243
	Apollo Global Management, Inc.	6,579	824,414
*	Arch Capital Group Ltd.	21,896	2,097,199
	Ares Management Corp., Class A	3,884	595,029
	Arrow Financial Corp.	2,582	81,385
	Arthur J Gallagher & Co.	5,871	1,664,370
#	Artisan Partners Asset Management, Inc., Class A	9,113	402,430
*	AssetMark Financial Holdings, Inc.	9,675	333,787
	Associated Banc-Corp.	24,485	562,665
	Assurant, Inc.	5,558	971,927
	Assured Guaranty Ltd.	12,032	991,076
	Atlantic Union Bankshares Corp.	20,482	845,702
*	Atlanticus Holdings Corp.	1,700	60,809
*	AvidXchange Holdings, Inc.	27,524	246,065
	Axis Capital Holdings Ltd.	14,024	1,062,318
*	Axos Financial, Inc.	9,191	671,035
#*	Baldwin Insurance Group, Inc.	6,123	267,820
	Banc of California, Inc.	8,831	123,457
	BancFirst Corp.	5,329	572,494
*	Bancorp, Inc.	11,054	573,039
	Bank of America Corp.	191,203	7,707,393
	Bank of Hawaii Corp.	6,432	441,171

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank of New York Mellon Corp.	37,803	$2,459,841
	Bank of NT Butterfield & Son Ltd.	2,386	91,479
	Bank of the James Financial Group, Inc.	1,236	16,921
	Bank OZK	18,352	860,525
	Bank7 Corp.	1,736	72,009
	BankFinancial Corp.	2,924	34,269
	BankUnited, Inc.	11,928	459,467
	Banner Corp.	5,895	349,102
	Bar Harbor Bankshares	1,390	44,424
	BayCom Corp.	742	17,875
	Berkshire Hills Bancorp, Inc.	6,234	172,058
	BGC Group, Inc., Class A	49,135	452,533
	BlackRock, Inc.	3,651	3,200,101
	Blackstone, Inc.	4,089	581,251
*	Block, Inc.	15,062	932,037
*	Blue Foundry Bancorp	2,607	29,433
	BOK Financial Corp.	9,387	965,359
	Bread Financial Holdings, Inc.	7,310	398,980
*	Bridgewater Bancshares, Inc.	3,552	49,053
*	Brighthouse Financial, Inc.	13,022	649,407
	Brightsphere Investment Group, Inc.	5,920	155,045
	Brookline Bancorp, Inc.	8,031	84,245
	Brown & Brown, Inc.	14,333	1,425,130
	Burke & Herbert Financial Services Corp.	1,412	95,592
	Business First Bancshares, Inc.	3,511	89,250
	Byline Bancorp, Inc.	5,176	145,187
	C&F Financial Corp.	500	29,750
	Cadence Bank	25,145	826,516
*	California BanCorp	733	18,391
	Camden National Corp.	3,149	131,250
*	Cantaloupe, Inc.	8,673	67,563
	Capital Bancorp, Inc.	758	19,321
	Capital City Bank Group, Inc.	2,300	81,650
	Capital One Financial Corp.	16,044	2,429,062
	Capitol Federal Financial, Inc.	9,601	60,678
	Carlyle Group, Inc.	7,170	356,636
*	Carter Bankshares, Inc.	2,267	36,929
#	Cass Information Systems, Inc.	1,795	77,077
	Cathay General Bancorp	11,277	499,797
	Cboe Global Markets, Inc.	6,285	1,153,360
	Central Pacific Financial Corp.	5,527	144,199
	CF Bankshares, Inc.	840	17,871
	Charles Schwab Corp.	49,371	3,218,495
	Chemung Financial Corp.	400	19,504
	Chubb Ltd.	11,212	3,090,700
	Cincinnati Financial Corp.	8,325	1,087,411
	Citigroup, Inc.	52,836	3,428,000
	Citizens & Northern Corp.	1,891	38,293
	Citizens Community Bancorp, Inc.	816	10,559
	Citizens Financial Group, Inc.	26,665	1,137,796
#	Citizens Holding Co.	160	1,440
	City Holding Co.	2,529	308,285
	CME Group, Inc.	6,383	1,236,451
	CNB Financial Corp.	2,238	57,427
	CNO Financial Group, Inc.	2,154	75,088
*	Coastal Financial Corp.	1,694	89,274
#	Cohen & Steers, Inc.	7,636	655,322
*	Coinbase Global, Inc., Class A	1,360	305,130
	Columbia Banking System, Inc.	2,112	55,250

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#*	Columbia Financial, Inc.	16,862	$303,685
	Comerica, Inc.	8,468	464,131
	Commerce Bancshares, Inc.	14,803	957,902
	Community Financial System, Inc.	5,705	351,884
	Community Trust Bancorp, Inc.	3,416	173,260
	Community West Bancshares	1,784	37,000
	ConnectOne Bancorp, Inc.	7,521	182,159
*	Consumer Portfolio Services, Inc.	4,008	37,916
	Corebridge Financial, Inc.	39,966	1,180,995
*	Corpay, Inc.	7,622	2,224,252
	Crawford & Co. (CRD/A US), Class A	2,549	24,955
	Crawford & Co. (CRD/B US), Class B	3,450	31,775
#*	Credit Acceptance Corp.	1,972	1,133,703
*	CrossFirst Bankshares, Inc.	4,595	85,191
	Cullen/Frost Bankers, Inc.	6,459	756,091
*	Customers Bancorp, Inc.	5,789	373,275
	CVB Financial Corp.	18,732	357,032
	Diamond Hill Investment Group, Inc.	720	114,638
	Dime Community Bancshares, Inc.	3,574	90,351
	Discover Financial Services	24,972	3,595,718
	Donegal Group, Inc. (DGICA US), Class A	5,426	79,925
*	Donnelley Financial Solutions, Inc.	5,910	398,807
	East West Bancorp, Inc.	16,498	1,450,009
	Eastern Bankshares, Inc.	6,260	104,166
	Employers Holdings, Inc.	4,714	226,319
	Enact Holdings, Inc.	7,302	248,487
*	Encore Capital Group, Inc.	7,140	360,927
*	Enova International, Inc.	5,833	504,380
*	Enstar Group Ltd.	3,348	1,086,091
	Enterprise Financial Services Corp.	6,138	324,516
	Equitable Holdings, Inc.	46,606	2,032,488
	Equity Bancshares, Inc., Class A	2,425	98,213
	Erie Indemnity Co., Class A	1,585	699,223
	Esquire Financial Holdings, Inc.	1,120	69,070
	ESSA Bancorp, Inc.	1,600	30,704
	Essent Group Ltd.	16,067	1,009,650
*	Euronet Worldwide, Inc.	6,275	639,987
	Evercore, Inc., Class A	5,709	1,429,477
	Everest Group Ltd.	2,648	1,040,320
	EVERTEC, Inc.	11,376	392,131
#*	EZCORP, Inc., Class A	8,301	86,496
	F&G Annuities & Life, Inc.	3,005	129,606
	FactSet Research Systems, Inc.	2,206	911,277
#	Farmers & Merchants Bancorp, Inc.	978	26,924
	Farmers National Banc Corp.	4,026	62,846
	FB Financial Corp.	8,032	375,014
	Federal Agricultural Mortgage Corp. (AGM US), Class C	1,582	326,240
	Federal Agricultural Mortgage Corp. (AGM/A US), Class A	16	2,633
	Federated Hermes, Inc.	15,549	533,797
	Fidelity D&D Bancorp, Inc.	535	27,767
	Fidelity National Financial, Inc.	22,945	1,271,382
	Fidelity National Information Services, Inc.	38,065	2,924,534
	Fifth Third Bancorp	46,151	1,954,033
	Financial Institutions, Inc.	2,921	76,881
*	Finwise Bancorp	1,129	14,271
	First American Financial Corp.	12,730	771,183
	First BanCorp	37,338	800,900
	First Bancorp, Inc.	1,481	41,690
	First Bancorp/Southern Pines NC	7,528	314,670

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Bancshares, Inc.	2,718	$90,564
	First Bank	916	14,143
	First Busey Corp.	9,676	265,509
	First Business Financial Services, Inc.	989	45,514
	First Citizens BancShares, Inc., Class A	1,105	2,306,897
	First Commonwealth Financial Corp.	19,240	347,859
	First Community Bankshares, Inc.	3,590	160,760
	First Community Corp.	2,429	54,653
	First Financial Bancorp	26,233	717,735
#	First Financial Bankshares, Inc.	15,209	584,938
	First Financial Corp.	2,421	108,848
	First Financial Northwest, Inc.	720	15,487
	First Hawaiian, Inc.	7,411	185,571
	First Horizon Corp.	73,427	1,228,434
	First Internet Bancorp	637	23,607
	First Interstate BancSystem, Inc., Class A	5,452	172,120
	First Merchants Corp.	10,327	416,694
	First Mid Bancshares, Inc.	2,802	107,569
	First National Corp.	673	11,973
#	First Savings Financial Group, Inc.	516	11,109
	First U.S. Bancshares, Inc.	1,038	10,484
	First United Corp.	1,505	42,336
*	First Western Financial, Inc.	1,204	21,841
	FirstCash Holdings, Inc.	6,303	703,415
*	Fiserv, Inc.	16,352	2,674,697
	Five Star Bancorp	1,778	52,273
	Flushing Financial Corp.	5,263	77,524
	FNB Corp.	72,414	1,110,831
	Franklin Financial Services Corp.	385	12,894
	Franklin Resources, Inc.	25,898	592,287
	FS Bancorp, Inc.	850	37,426
	Fulton Financial Corp.	28,803	557,914
*	FVCBankcorp, Inc.	1,089	13,809
*	Genworth Financial, Inc., Class A	64,487	436,577
#	German American Bancorp, Inc.	5,088	200,162
#	Glacier Bancorp, Inc.	15,177	678,564
	Global Payments, Inc.	11,906	1,210,126
	Globe Life, Inc.	8,851	820,842
	Goldman Sachs Group, Inc.	9,134	4,649,480
#*	Goosehead Insurance, Inc., Class A	1,923	173,628
	Great Southern Bancorp, Inc.	2,505	156,838
	Greene County Bancorp, Inc.	1,200	43,500
*	Greenlight Capital Re Ltd., Class A	3,313	45,719
	Guaranty Bancshares, Inc.	1,320	45,580
	Hamilton Lane, Inc., Class A	4,429	639,415
	Hancock Whitney Corp.	13,378	732,178
	Hanmi Financial Corp.	7,821	159,548
	Hanover Insurance Group, Inc.	5,119	703,811
	HarborOne Bancorp, Inc.	7,463	99,631
	Hartford Financial Services Group, Inc.	30,878	3,424,988
#	Hawthorn Bancshares, Inc.	933	20,526
	HBT Financial, Inc.	2,197	50,531
	HCI Group, Inc.	1,645	155,058
	Heartland Financial USA, Inc.	5,213	284,213
	Heritage Commerce Corp.	2,500	25,875
	Heritage Financial Corp.	3,262	75,581
	Hilltop Holdings, Inc.	12,037	397,101
	Hingham Institution For Savings The	290	72,120
	HMN Financial, Inc.	237	6,269

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Home Bancorp, Inc.	1,154	$50,914
	Home BancShares, Inc.	30,476	863,385
	HomeStreet, Inc.	439	6,322
	HomeTrust Bancshares, Inc.	3,038	107,758
	Hope Bancorp, Inc.	18,988	249,882
	Horace Mann Educators Corp.	8,332	288,037
	Horizon Bancorp, Inc.	6,336	101,186
	Houlihan Lokey, Inc.	6,426	965,506
	Huntington Bancshares, Inc.	98,130	1,467,043
*	I3 Verticals, Inc., Class A	2,726	66,814
	Independent Bank Corp. (IBCP US)	4,359	151,214
	Independent Bank Corp. (INDB US)	4,394	281,875
	Independent Bank Group, Inc.	4,689	276,932
	Interactive Brokers Group, Inc., Class A	1,424	169,840
	Intercontinental Exchange, Inc.	11,802	1,788,711
	International Bancshares Corp.	10,585	713,852
*	International Money Express, Inc.	7,334	162,888
	Invesco Ltd.	25,157	434,210
	Investar Holding Corp.	909	16,817
	Investors Title Co.	166	35,331
	Jack Henry & Associates, Inc.	9,054	1,552,580
	Jackson Financial, Inc., Class A	9,942	875,493
	Janus Henderson Group PLC	26,159	973,900
	Jefferies Financial Group, Inc.	24,349	1,423,686
	JPMorgan Chase & Co.	112,899	24,024,907
	Kearny Financial Corp.	8,353	60,142
	Kemper Corp.	9,402	602,292
	KeyCorp	54,259	875,198
*	Kingstone Cos., Inc.	3,700	26,122
	Kinsale Capital Group, Inc.	1,819	831,410
	KKR & Co., Inc.	15,755	1,944,955
	Lake Shore Bancorp, Inc.	170	2,108
#	Lakeland Financial Corp.	4,557	312,291
	Landmark Bancorp, Inc.	694	13,845
#	Lazard, Inc.	10,839	532,954
	LCNB Corp.	700	10,703
*	LendingClub Corp.	16,290	203,788
*	LendingTree, Inc.	339	18,042
	Lincoln National Corp.	23,496	782,417
	Live Oak Bancshares, Inc.	7,042	317,876
	Loews Corp.	14,070	1,124,896
	LPL Financial Holdings, Inc.	8,718	1,931,211
	M&T Bank Corp.	9,279	1,597,565
	Macatawa Bank Corp.	4,300	63,726
	Magyar Bancorp, Inc.	1,027	13,012
*	Maiden Holdings Ltd.	26,100	55,071
	MainStreet Bancshares, Inc.	550	9,823
*	Markel Group, Inc.	744	1,219,304
	MarketAxess Holdings, Inc.	1,997	446,389
*	Marqeta, Inc., Class A	61,470	331,323
	Marsh & McLennan Cos., Inc.	21,206	4,719,819
	Mastercard, Inc., Class A	32,919	15,264,869
	Mercantile Bank Corp.	2,926	141,501
	Merchants Bancorp	6,347	285,615
	Mercury General Corp.	7,944	475,607
	Meridian Corp.	2,200	25,630
	MetLife, Inc.	40,577	3,118,342
	Metrocity Bankshares, Inc.	2,733	86,390
*	Metropolitan Bank Holding Corp.	1,696	89,430

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	MGIC Investment Corp.	47,115	$1,170,337
	Mid Penn Bancorp, Inc.	1,037	30,747
#	Middlefield Banc Corp.	507	13,669
	Midland States Bancorp, Inc.	3,115	73,950
	MidWestOne Financial Group, Inc.	2,900	84,999
#	Moelis & Co., Class A	150	10,200
#*	Moneylion, Inc.	1,326	91,388
	Moody's Corp.	4,237	1,934,106
	Morgan Stanley	47,540	4,906,603
	Morningstar, Inc.	1,938	615,606
*	Mr. Cooper Group, Inc.	14,074	1,264,971
	MSCI, Inc.	1,349	729,485
	MVB Financial Corp.	1,500	34,455
	Nasdaq, Inc.	26,124	1,768,072
	National Bank Holdings Corp., Class A	7,228	302,709
	National Bankshares, Inc.	518	16,462
	Navient Corp.	26,284	431,320
	NBT Bancorp, Inc.	8,266	405,199
*	NCR Atleos Corp.	12,026	386,636
	Nelnet, Inc., Class A	4,287	483,188
*	NerdWallet, Inc., Class A	4,034	59,017
#	New York Community Bancorp, Inc.	4,166	43,826
*	NI Holdings, Inc.	1,752	28,768
#*	Nicholas Financial, Inc.	801	5,094
#	Nicolet Bankshares, Inc.	2,562	257,635
*	NMI Holdings, Inc., Class A	11,846	466,140
	Northeast Bank	772	56,094
	Northeast Community Bancorp, Inc.	1,235	28,133
	Northern Trust Corp.	12,967	1,149,525
	Northfield Bancorp, Inc.	4,776	59,748
	Northrim BanCorp, Inc.	900	61,560
	Northwest Bancshares, Inc.	21,190	297,508
	Oak Valley Bancorp	1,680	47,830
	OceanFirst Financial Corp.	13,247	240,698
	OFG Bancorp	9,654	438,485
	Old National Bancorp	43,118	863,222
	Old Republic International Corp.	33,486	1,159,285
	Old Second Bancorp, Inc.	5,387	91,148
	OneMain Holdings, Inc.	19,132	999,838
*	Onity Group, Inc.	1,900	55,537
	OP Bancorp	1,874	23,369
*	Open Lending Corp., Class A	15,948	100,472
*	Oportun Financial Corp.	5,989	18,386
	Oppenheimer Holdings, Inc., Class A	2,756	141,714
*	OptimumBank Holdings, Inc.	2,800	12,488
	Origin Bancorp, Inc.	4,887	167,917
	Orrstown Financial Services, Inc.	1,462	51,404
*	Oscar Health, Inc., Class A	18,696	330,545
	Pacific Premier Bancorp, Inc.	15,519	419,944
*	Palomar Holdings, Inc.	3,351	308,326
	Park National Corp.	2,477	438,330
	Pathward Financial, Inc.	5,963	402,741
*	Paymentus Holdings, Inc., Class A	4,088	86,461
*	Payoneer Global, Inc.	7,917	43,781
*	PayPal Holdings, Inc.	25,662	1,688,046
*	Paysign, Inc.	3,076	16,395
	PCB Bancorp	783	15,088
	Peapack-Gladstone Financial Corp.	2,762	78,054
	PennyMac Financial Services, Inc.	7,216	708,034

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Bancorp of North Carolina, Inc.	800	$25,424
	Peoples Bancorp, Inc.	6,903	229,663
	Peoples Financial Services Corp.	400	19,868
	Pinnacle Financial Partners, Inc.	9,851	948,848
	Piper Sandler Cos.	2,600	710,528
#	PJT Partners, Inc., Class A	1,669	221,877
	Plumas Bancorp	618	26,741
	PNC Financial Services Group, Inc.	10,831	1,961,494
*	Ponce Financial Group, Inc.	1,534	15,187
	Popular, Inc.	9,157	939,783
*	PRA Group, Inc.	4,169	111,104
	Preferred Bank	2,495	214,720
	Premier Financial Corp.	6,036	152,952
	Primerica, Inc.	6,170	1,553,421
	Princeton Bancorp, Inc.	613	23,981
	Principal Financial Group, Inc.	20,523	1,672,830
*	ProAssurance Corp.	8,341	109,267
	PROG Holdings, Inc.	7,851	353,766
	Progressive Corp.	13,310	2,849,937
	Prosperity Bancshares, Inc.	9,903	718,166
*	Provident Bancorp, Inc.	1,022	11,130
	Provident Financial Holdings, Inc.	1,300	17,290
	Provident Financial Services, Inc.	10,286	190,702
	Prudential Financial, Inc.	21,111	2,645,631
	QCR Holdings, Inc.	2,992	228,708
	Radian Group, Inc.	23,625	876,487
	Raymond James Financial, Inc.	13,610	1,578,760
	RBB Bancorp	2,116	48,816
	Red River Bancshares, Inc.	800	44,576
	Regional Management Corp.	1,515	49,541
	Regions Financial Corp.	66,871	1,495,904
	Reinsurance Group of America, Inc.	6,270	1,413,446
	RenaissanceRe Holdings Ltd.	4,050	939,235
	Renasant Corp.	8,886	305,590
*	Repay Holdings Corp.	19,275	185,426
	Republic Bancorp, Inc., Class A	3,438	225,602
*	Rhinebeck Bancorp, Inc.	1,100	9,361
#	Richmond Mutual BanCorp, Inc.	807	9,740
	Riverview Bancorp, Inc.	100	462
	RLI Corp.	6,286	946,609
*	Robinhood Markets, Inc., Class A	28,410	584,394
*	Rocket Cos., Inc., Class A	3,417	55,321
	S&P Global, Inc.	6,057	2,936,010
	S&T Bancorp, Inc.	7,189	319,048
	Safety Insurance Group, Inc.	2,330	199,331
	Sandy Spring Bancorp, Inc.	6,192	189,661
	SB Financial Group, Inc.	1,000	16,890
	Seacoast Banking Corp. of Florida	12,439	346,302
*	Security National Financial Corp., Class A	3,608	29,766
	SEI Investments Co.	15,022	1,019,092
	Selective Insurance Group, Inc.	8,732	788,674
*	Selectquote, Inc.	5,567	22,769
#	ServisFirst Bancshares, Inc.	7,036	564,569
#*	Shift4 Payments, Inc., Class A	8,348	574,259
	Shore Bancshares, Inc.	2,792	40,540
	Sierra Bancorp	1,944	56,551
	Silvercrest Asset Management Group, Inc., Class A	800	14,184
	Simmons First National Corp., Class A	21,691	467,007
*	SiriusPoint Ltd.	4,320	62,078

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Skyward Specialty Insurance Group, Inc.	1,133	$44,833
	SLM Corp.	41,993	952,821
	SmartFinancial, Inc.	1,389	39,364
#*	SoFi Technologies, Inc.	38,708	291,858
	Sound Financial Bancorp, Inc.	600	26,250
	South Plains Financial, Inc.	1,322	42,886
*	Southern First Bancshares, Inc.	700	24,220
	Southern Missouri Bancorp, Inc.	1,213	69,384
	Southern States Bancshares, Inc.	448	14,659
#	Southside Bancshares, Inc.	5,693	199,198
	SouthState Corp.	9,575	947,638
	State Street Corp.	17,636	1,498,531
	Stellar Bancorp, Inc.	4,848	132,835
	StepStone Group, Inc., Class A	7,323	368,054
#	Stewart Information Services Corp.	4,362	308,393
	Stifel Financial Corp.	11,171	990,533
#	Stock Yards Bancorp, Inc.	3,713	231,023
*	StoneX Group, Inc.	5,200	433,368
#*	SWK Holdings Corp.	730	12,855
	Synchrony Financial	34,518	1,753,169
	Synovus Financial Corp.	21,201	991,147
	T Rowe Price Group, Inc.	11,607	1,325,635
*	Texas Capital Bancshares, Inc.	6,742	445,646
#	TFS Financial Corp.	13,213	179,168
*	Third Coast Bancshares, Inc.	582	13,601
	Timberland Bancorp, Inc.	500	15,275
	Tiptree, Inc.	5,339	105,445
#*	Toast, Inc., Class A	8,037	210,248
	Tompkins Financial Corp.	2,047	128,838
	Towne Bank	12,538	416,763
	Tradeweb Markets, Inc., Class A	4,604	514,175
	Travelers Cos., Inc.	16,483	3,567,581
	TriCo Bancshares	5,850	272,200
*	Triumph Financial, Inc.	3,989	361,922
	Truist Financial Corp.	46,845	2,093,503
	TrustCo Bank Corp.	2,732	97,287
	Trustmark Corp.	12,421	431,381
	U.S. Bancorp	43,377	1,946,760
	UMB Financial Corp.	7,738	789,431
	United Bancorp, Inc.	685	8,563
	United Bancshares, Inc.	436	8,437
	United Bankshares, Inc.	42,261	1,645,221
	United Community Banks, Inc.	17,059	527,976
	United Fire Group, Inc.	1,760	39,442
	United Security Bancshares	402	3,244
	Unity Bancorp, Inc.	471	16,306
	Universal Insurance Holdings, Inc.	4,600	91,126
	Univest Financial Corp.	7,001	193,578
	Unum Group	32,096	1,846,483
	USCB Financial Holdings, Inc.	1,231	20,508
#	UWM Holdings Corp.	6,222	52,265
	Valley National Bancorp	69,620	584,808
	Value Line, Inc.	213	10,064
#*	Velocity Financial, Inc.	3,071	58,134
	Veritex Holdings, Inc.	9,828	246,388
	Victory Capital Holdings, Inc., Class A	5,197	272,271
	Virtu Financial, Inc., Class A	12,280	335,490
	Virtus Investment Partners, Inc.	1,153	260,578
	Visa, Inc., Class A	60,057	15,955,343

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Voya Financial, Inc.	12,824	$932,690
	W R Berkley Corp.	22,477	1,239,157
	WaFd, Inc.	13,049	464,414
	Walker & Dunlop, Inc.	5,376	574,694
	Washington Trust Bancorp, Inc.	3,552	113,700
	Waterstone Financial, Inc.	4,026	60,068
	Webster Financial Corp.	18,016	893,954
	Wells Fargo & Co.	99,638	5,912,519
	WesBanco, Inc.	11,143	355,239
#	West BanCorp, Inc.	1,799	37,311
	Westamerica BanCorp	4,585	247,407
	Western Alliance Bancorp	11,765	946,612
	Western New England Bancorp, Inc.	3,241	26,835
	Western Union Co.	9,255	110,042
*	WEX, Inc.	4,644	851,942
	White Mountains Insurance Group Ltd.	520	928,720
	Willis Towers Watson PLC	5,910	1,668,275
	Wintrust Financial Corp.	8,704	941,773
#	WisdomTree, Inc.	29,766	355,406
*	World Acceptance Corp.	1,196	146,056
	WSFS Financial Corp.	9,479	535,469
	Zions Bancorp NA	19,016	982,557
TOTAL FINANCIALS			340,265,717
HEALTH CARE — (4.6%)
*	4D Molecular Therapeutics, Inc.	4,978	88,260
††	Abiomed, Inc.	1,121	17,499
*	Acadia Healthcare Co., Inc.	11,637	754,659
*	ACADIA Pharmaceuticals, Inc.	10,353	196,914
#*	Accuray, Inc.	19,974	36,752
*	AdaptHealth Corp.	15,164	172,263
*	Addus HomeCare Corp.	2,688	326,216
*	Agios Pharmaceuticals, Inc.	1,170	54,288
††	Albireo Pharma, Inc.	2,691	15,070
#*	Alector, Inc.	9,635	57,810
*	Align Technology, Inc.	773	179,243
*	Alkermes PLC	15,279	417,422
*	Amedisys, Inc.	700	68,635
*	American Shared Hospital Services	2,300	7,153
#*	AMN Healthcare Services, Inc.	7,401	500,456
*	Anika Therapeutics, Inc.	2,097	57,143
*	Annexon, Inc.	8,814	56,498
*	Arcturus Therapeutics Holdings, Inc.	4,003	93,910
#*	Arcus Biosciences, Inc.	18,523	303,962
*	Artivion, Inc.	5,963	161,895
*	Arvinas, Inc.	6,567	180,658
*	Assembly Biosciences, Inc.	1,154	16,854
#*	Astrana Health, Inc.	4,906	257,369
*	Astria Therapeutics, Inc.	7,237	84,528
*	Atea Pharmaceuticals, Inc.	5,020	19,176
#*	Athira Pharma, Inc.	5,076	16,192
#*	AtriCure, Inc.	1,635	35,267
#*	aTyr Pharma, Inc.	7,570	14,989
#*	Aura Biosciences, Inc.	2,600	26,546
*	Avanos Medical, Inc.	2,280	54,538
*	Avantor, Inc.	19,566	523,391
*	Axogen, Inc.	3,119	27,385
*	Axonics, Inc.	2,970	203,386
#*	Aytu BioPharma, Inc.	1,474	3,906

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Azenta, Inc.	9,391	$584,965
	Baxter International, Inc.	31,580	1,131,196
#*	Beam Therapeutics, Inc.	3,981	125,959
*	BioAtla, Inc.	7,094	12,840
#*	BioLife Solutions, Inc.	6,025	144,721
*	Bioventus, Inc., Class A	1,455	10,200
*	Black Diamond Therapeutics, Inc.	2,941	17,911
*	Boston Scientific Corp.	40,160	2,967,021
*	Brookdale Senior Living, Inc.	39,255	303,441
	Bruker Corp.	17,862	1,223,726
	Cardinal Health, Inc.	14,104	1,422,106
*	Castle Biosciences, Inc.	3,261	78,688
*	Catalyst Pharmaceuticals, Inc.	17,462	301,045
	Cencora, Inc.	10,171	2,419,477
*	Certara, Inc.	13,073	204,070
	Chemed Corp.	1,845	1,051,945
††	Chinook Therapeutics, Inc.	7,288	9,110
#*	Codexis, Inc.	4,453	15,942
*	Collegium Pharmaceutical, Inc.	6,381	246,115
#	CONMED Corp.	2,358	162,796
*	CorVel Corp.	2,328	714,230
#*	CRISPR Therapeutics AG	20,342	1,165,393
*	Cross Country Healthcare, Inc.	7,273	132,660
*	Cullinan Therapeutics, Inc.	4,544	87,926
	CVS Health Corp.	42,761	2,579,771
*	DaVita, Inc.	13,346	1,823,331
*	Day One Biopharmaceuticals, Inc.	5,032	72,008
*	Denali Therapeutics, Inc.	6,575	160,233
#	Dentsply Sirona, Inc.	1,000	27,140
*	Dexcom, Inc.	7,623	516,992
#*	Doximity, Inc., Class A	8,334	233,352
#*	Dynavax Technologies Corp.	25,610	286,576
*	Edgewise Therapeutics, Inc.	4,821	82,102
*	Edwards Lifesciences Corp.	9,138	576,151
*	Elanco Animal Health, Inc.	39,225	511,494
*	ElectroCore, Inc.	1,190	7,342
*	Electromed, Inc.	2,532	39,600
	Elevance Health, Inc.	7,193	3,826,892
	Encompass Health Corp.	13,306	1,236,660
*	Enovis Corp.	9,080	432,571
	Ensign Group, Inc.	8,218	1,156,684
*	Evolent Health, Inc., Class A	14,475	337,557
#*	Exact Sciences Corp.	5,221	238,495
*	Exelixis, Inc.	29,289	686,827
#*	Fortrea Holdings, Inc.	6,933	191,281
*	Fulcrum Therapeutics, Inc.	8,094	75,112
#*	GoodRx Holdings, Inc., Class A	9,207	83,323
#*	Haemonetics Corp.	6,406	576,860
*	Halozyme Therapeutics, Inc.	13,388	739,821
*	Harmony Biosciences Holdings, Inc.	9,137	309,379
*	HealthEquity, Inc.	7,876	618,108
	HealthStream, Inc.	4,637	137,765
*	Henry Schein, Inc.	11,488	826,447
*	Hologic, Inc.	14,359	1,171,838
	Humana, Inc.	3,772	1,363,993
*	Ideaya Biosciences, Inc.	5,447	234,493
*	IDEXX Laboratories, Inc.	5,537	2,636,276
#*	Immunovant, Inc.	477	13,866
*	Inari Medical, Inc.	6,843	318,610

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Incyte Corp.	5,315	$345,847
#*	Innoviva, Inc.	12,963	244,223
#*	Inozyme Pharma, Inc.	7,058	40,936
*	Insmed, Inc.	5,748	418,167
*	Instil Bio, Inc.	806	9,865
*	Insulet Corp.	167	32,456
*	Integer Holdings Corp.	5,238	622,065
#*	Integra LifeSciences Holdings Corp.	5,295	131,369
*	Intellia Therapeutics, Inc.	4,713	123,528
*	Intuitive Surgical, Inc.	2,140	951,465
*	Iovance Biotherapeutics, Inc.	26,559	231,860
*	IQVIA Holdings, Inc.	17,273	4,253,131
	iRadimed Corp.	1,040	48,578
*	iTeos Therapeutics, Inc.	3,190	56,112
*	Jasper Therapeutics, Inc.	820	15,162
*	Joint Corp.	1,277	18,414
#*	KalVista Pharmaceuticals, Inc.	5,292	76,946
*	Kewaunee Scientific Corp.	263	14,628
*	Kiniksa Pharmaceuticals International PLC	5,011	133,293
#*	Krystal Biotech, Inc.	3,235	674,368
*	Kura Oncology, Inc.	2,487	51,754
#*	Kymera Therapeutics, Inc.	4,116	190,159
	Labcorp Holdings, Inc.	2,402	517,487
*	Lantheus Holdings, Inc.	9,146	958,775
	LeMaitre Vascular, Inc.	1,781	154,751
*	LENSAR, Inc.	1,586	7,914
*	Ligand Pharmaceuticals, Inc.	2,957	322,283
#*	Lisata Therapeutics, Inc.	2,185	7,189
*	LivaNova PLC	5,392	266,365
#*	MacroGenics, Inc.	10,848	40,788
#*	MannKind Corp.	8,109	46,708
#*	Masimo Corp.	2,518	269,376
*	Medpace Holdings, Inc.	3,331	1,274,174
	Medtronic PLC	34,876	2,801,240
	MEI Pharma, Inc.	559	2,074
*	Merit Medical Systems, Inc.	7,916	675,156
*	Mettler-Toledo International, Inc.	843	1,282,228
*	Molina Healthcare, Inc.	4,260	1,453,810
*	Myriad Genetics, Inc.	18,382	514,145
#*	Natera, Inc.	2,672	273,586
	National HealthCare Corp.	2,964	403,578
	National Research Corp.	2,585	65,892
*	Nautilus Biotechnology, Inc.	5,154	13,967
#*	Neogen Corp.	21,477	365,753
#*	NeoGenomics, Inc.	26,304	466,370
*	Neurocrine Biosciences, Inc.	3,855	545,752
#*	Nurix Therapeutics, Inc.	1,200	26,256
*	Nuvalent, Inc., Class A	1,985	158,681
#*	Nuvation Bio, Inc.	11,669	44,692
*»	OmniAb, Inc. (2200963D US)	977	0
*»	OmniAb, Inc. (2200964D US)	977	0
*	OmniAb, Inc. (OABI UQ)	11,107	53,203
*	Omnicell, Inc.	3,092	90,317
*††	Opiant Pharmaceuticals, Inc.	1,079	0
#*	OptimizeRx Corp.	1,931	21,067
*	Option Care Health, Inc.	22,715	674,408
*	OraSure Technologies, Inc.	11,009	49,320
#*	Organogenesis Holdings, Inc.	22,325	67,422
*	ORIC Pharmaceuticals, Inc.	10,084	112,941

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	OrthoPediatrics Corp.	1,750	$53,865
#*	Ovid therapeutics, Inc.	603	627
*	Owens & Minor, Inc.	6,611	108,553
*	Pacira BioSciences, Inc.	7,245	149,609
	Patterson Cos., Inc.	12,992	328,048
#*††	PDL BioPharma, Inc.	20,904	25,085
*	Pennant Group, Inc.	4,190	124,904
*	Penumbra, Inc.	1,029	171,936
#*	Performant Financial Corp.	10,905	40,458
*	PetIQ, Inc.	2,453	53,672
	Phibro Animal Health Corp., Class A	1,552	29,302
*	Poseida Therapeutics, Inc.	5,649	19,941
#	Premier, Inc., Class A	13,380	280,712
*	Prestige Consumer Healthcare, Inc.	8,493	601,389
*	Privia Health Group, Inc.	2,200	45,628
*	Progyny, Inc.	8,383	236,401
#*	Protagonist Therapeutics, Inc.	283	10,596
#*	Prothena Corp. PLC	5,964	138,842
*	Quanterix Corp.	1,794	26,479
	Quest Diagnostics, Inc.	10,889	1,549,505
*	R1 RCM, Inc.	29,952	385,782
*	RadNet, Inc.	7,245	432,889
*	Repligen Corp.	3,676	615,179
	ResMed, Inc.	6,268	1,336,651
#*	Rezolute, Inc.	4,698	21,587
	Royalty Pharma PLC, Class A	14,884	419,282
*	Sarepta Therapeutics, Inc.	318	45,232
	Select Medical Holdings Corp.	20,968	833,688
*	Semler Scientific, Inc.	675	22,376
	SIGA Technologies, Inc.	3,400	33,932
#	Simulations Plus, Inc.	1,496	61,097
*	Solid Biosciences, Inc.	520	4,638
#*	Sotera Health Co.	10,268	142,417
*	SpringWorks Therapeutics, Inc.	3,555	127,660
#*	STAAR Surgical Co.	1,031	42,529
	STERIS PLC	5,494	1,311,747
††	Strongbridge Biopharma	6,381	64
	Stryker Corp.	5,471	1,791,479
*	Surmodics, Inc.	898	37,177
*	Sutro Biopharma, Inc.	18,400	73,048
*	Talkspace, Inc.	5,160	10,372
*	Tarsus Pharmaceuticals, Inc.	730	17,732
	Teleflex, Inc.	3,339	737,652
*	Theravance Biopharma, Inc.	1,483	14,993
*	Third Harmonic Bio, Inc.	2,266	27,509
#*	Trevi Therapeutics, Inc.	6,380	20,288
#*	Twist Bioscience Corp.	663	37,002
	U.S. Physical Therapy, Inc.	2,061	200,948
*	UFP Technologies, Inc.	1,071	344,423
*	United Therapeutics Corp.	4,769	1,494,080
	Utah Medical Products, Inc.	296	20,602
*	Vanda Pharmaceuticals, Inc.	4,700	27,448
*	Varex Imaging Corp.	2,678	39,608
*	Veeva Systems, Inc., Class A	4,039	775,205
*	Veracyte, Inc.	13,611	326,664
*	Vericel Corp.	482	24,351
*	Waters Corp.	4,361	1,466,517
	West Pharmaceutical Services, Inc.	1,811	554,474
*	Xencor, Inc.	11,236	229,439

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Xenon Pharmaceuticals, Inc.	7,316	$315,539
#*	Xeris Biopharma Holdings, Inc.	645	1,600
	Zimmer Biomet Holdings, Inc.	12,202	1,358,693
*	Zimvie, Inc.	3,415	72,193
	Zoetis, Inc.	18,895	3,401,856
*	Zymeworks, Inc.	3,925	41,056
TOTAL HEALTH CARE			89,698,910
INDUSTRIALS — (14.0%)
#*	3D Systems Corp.	8,103	29,576
	A O Smith Corp.	17,385	1,478,420
	AAON, Inc.	7,031	622,454
*	AAR Corp.	5,387	348,000
	ABM Industries, Inc.	11,937	663,220
	ACCO Brands Corp.	1,954	9,985
	Acme United Corp.	700	31,605
	Acuity Brands, Inc.	3,901	980,516
#*	ACV Auctions, Inc., Class A	14,075	240,401
	Advanced Drainage Systems, Inc.	9,166	1,622,749
	AECOM	7,072	640,794
	AGCO Corp.	11,396	1,076,010
	Air Lease Corp.	25,058	1,243,378
	Alamo Group, Inc.	1,643	316,639
*	Alaska Air Group, Inc.	21,156	793,985
	Albany International Corp., Class A	4,589	429,439
*	Alight, Inc., Class A	66,327	502,095
	Allegion PLC	11,474	1,569,758
	Allient, Inc.	2,437	70,527
	Allison Transmission Holdings, Inc.	16,872	1,494,691
#	Alta Equipment Group, Inc.	2,593	27,227
#*	Ameresco, Inc., Class A	2,313	73,021
#*	American Airlines Group, Inc.	7,497	79,768
*	American Superconductor Corp.	80	1,933
*	American Woodmark Corp.	2,938	300,117
	AMETEK, Inc.	11,753	2,038,910
*	API Group Corp.	22,249	843,015
	Apogee Enterprises, Inc.	4,534	311,214
	Applied Industrial Technologies, Inc.	5,339	1,164,916
	ARC Document Solutions, Inc.	25,800	78,690
	ArcBest Corp.	4,841	610,208
	Arcosa, Inc.	8,034	746,439
	Argan, Inc.	2,682	211,690
	Aris Water Solutions, Inc., Class A	3,384	59,931
	Armstrong World Industries, Inc.	7,394	971,572
*	Art's-Way Manufacturing Co., Inc.	3,212	4,786
	Astec Industries, Inc.	2,962	103,937
*	Astronics Corp. (ATRO US)	3,705	85,326
*	Astronics Corp. (ATROB US), Class B	835	19,430
#*	Asure Software, Inc.	4,001	41,210
#	Atkore, Inc.	6,451	870,885
	Automatic Data Processing, Inc.	17,797	4,673,848
#	Avis Budget Group, Inc.	2,629	265,555
*	AZEK Co., Inc.	13,560	608,708
	AZZ, Inc.	3,732	298,411
	Barnes Group, Inc.	8,640	348,538
	Barrett Business Services, Inc.	6,180	225,199
*	Beacon Roofing Supply, Inc.	11,328	1,164,518
*	Blue Bird Corp.	3,575	186,329
*	BlueLinx Holdings, Inc.	1,516	182,814

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Boise Cascade Co.	6,896	$979,853
	Booz Allen Hamilton Holding Corp.	12,114	1,736,057
*	Bowman Consulting Group Ltd.	675	24,111
	Brady Corp., Class A	6,607	473,127
*	BrightView Holdings, Inc.	12,222	175,875
	Brink's Co.	6,787	746,502
	Broadridge Financial Solutions, Inc.	6,861	1,468,254
*	Builders FirstSource, Inc.	12,850	2,150,705
*	CACI International, Inc., Class A	2,544	1,174,005
*	Cadeler AS (CDLR US), ADR	3,216	83,745
	Cadre Holdings, Inc.	2,507	92,007
	Carlisle Cos., Inc.	4,778	1,999,975
	Carrier Global Corp.	27,107	1,846,258
#*	Casella Waste Systems, Inc., Class A	5,164	534,784
	Caterpillar, Inc.	22,928	7,937,674
*	CBIZ, Inc.	8,891	617,035
*	CECO Environmental Corp.	4,856	141,795
	CH Robinson Worldwide, Inc.	14,899	1,326,756
#*	Chart Industries, Inc.	2,785	448,608
*	Cimpress PLC	3,000	273,810
	Cintas Corp.	2,498	1,908,322
	Civeo Corp.	743	20,210
*	Clean Harbors, Inc.	8,883	2,120,639
	Columbus McKinnon Corp.	4,597	175,422
	Comfort Systems USA, Inc.	3,984	1,324,361
*	Commercial Vehicle Group, Inc.	4,608	25,114
	CompX International, Inc.	811	20,794
*	Concrete Pumping Holdings, Inc.	2,727	18,189
*	Conduent, Inc.	20,948	85,468
*	Construction Partners, Inc., Class A	6,188	400,054
#	Copa Holdings SA, Class A	4,511	400,351
*	Copart, Inc.	15,268	798,974
*	Core & Main, Inc., Class A	24,495	1,309,748
#††	Costa Communications, Inc.	99	69
	Covenant Logistics Group, Inc.	2,400	134,280
	CRA International, Inc.	1,211	211,683
	Crane Co.	6,315	1,013,052
	CSG Systems International, Inc.	5,476	256,496
	CSW Industrials, Inc.	2,077	673,820
	CSX Corp.	106,116	3,724,672
	Cummins, Inc.	9,418	2,748,172
*	Custom Truck One Source, Inc.	21,863	109,534
#*	Dayforce, Inc.	3,722	220,640
	Deere & Co.	14,209	5,285,464
	Delta Air Lines, Inc.	65,739	2,828,092
#	Deluxe Corp.	9,272	226,051
*	Distribution Solutions Group, Inc.	2,652	89,505
*	DLH Holdings Corp.	1,100	12,727
*	DNOW, Inc.	18,221	279,875
	Donaldson Co., Inc.	17,549	1,313,016
	Douglas Dynamics, Inc.	4,778	138,132
	Dover Corp.	10,318	1,901,195
#	Dun & Bradstreet Holdings, Inc.	49,282	536,188
#*	DXP Enterprises, Inc.	3,336	182,679
*	Dycom Industries, Inc.	4,836	887,454
#	Eastern Co.	312	9,185
	Eaton Corp. PLC	10,394	3,167,987
	EMCOR Group, Inc.	4,718	1,771,326
	Emerson Electric Co.	11,404	1,335,522

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Energy Recovery, Inc.	4,025	$58,685
	Enerpac Tool Group Corp.	8,520	342,504
	EnerSys	6,282	690,580
	Ennis, Inc.	3,943	94,001
	Enpro, Inc.	3,788	647,521
*	Enviri Corp.	207	2,447
	Equifax, Inc.	5,520	1,542,122
	Esab Corp.	5,184	526,694
	ESCO Technologies, Inc.	4,269	524,916
*	ExlService Holdings, Inc.	15,847	558,765
	Expeditors International of Washington, Inc.	14,698	1,834,604
	Exponent, Inc.	6,414	680,397
	Fastenal Co.	33,210	2,349,608
	Federal Signal Corp.	8,067	806,458
	FedEx Corp.	11,680	3,530,280
	Ferguson PLC	18,801	4,186,043
	First Advantage Corp.	8,639	148,764
	Flowserve Corp.	17,133	866,073
#*	Fluence Energy, Inc.	6,095	99,836
*	Fluor Corp.	17,180	826,358
	Fortive Corp.	18,985	1,364,072
	Fortune Brands Innovations, Inc.	12,787	1,033,317
*	Franklin Covey Co.	2,340	102,281
	Franklin Electric Co., Inc.	6,549	698,254
*	FreightCar America, Inc.	3,484	12,090
#	FTAI Infrastructure, Inc.	8,675	89,439
*	FTI Consulting, Inc.	4,598	1,002,226
*	Gates Industrial Corp. PLC	36,420	677,048
	GATX Corp.	5,801	809,240
*	Gencor Industries, Inc.	1,048	25,812
*	Generac Holdings, Inc.	5,104	794,591
	Genpact Ltd.	21,889	758,892
*	Gibraltar Industries, Inc.	5,712	424,230
	Global Industrial Co.	5,216	181,934
*	GMS, Inc.	6,537	629,056
	Gorman-Rupp Co.	3,516	145,246
	Graco, Inc.	12,465	1,060,148
*	Graham Corp.	467	15,304
#	Granite Construction, Inc.	9,618	658,448
*	Great Lakes Dredge & Dock Corp.	8,897	83,899
	Greenbrier Cos., Inc.	5,318	271,271
	Griffon Corp.	9,266	667,708
*	GXO Logistics, Inc.	12,803	716,712
	H&E Equipment Services, Inc.	5,803	303,497
*	Hayward Holdings, Inc.	28,179	416,767
*	Healthcare Services Group, Inc.	6,372	72,832
	Heartland Express, Inc.	15,178	196,859
	HEICO Corp. (HEI US)	2,376	573,424
	HEICO Corp. (HEIA US), Class A	3,446	655,119
	Heidrick & Struggles International, Inc.	3,052	122,507
	Helios Technologies, Inc.	4,776	219,457
	Herc Holdings, Inc.	4,935	769,070
	Hexcel Corp.	11,394	754,397
	Hillenbrand, Inc.	9,788	432,923
*	Hillman Solutions Corp.	13,242	134,406
#	HireQuest, Inc.	1,219	16,396
	HNI Corp.	6,420	352,779
	Howmet Aerospace, Inc.	22,815	2,183,396
	Hub Group, Inc., Class A	11,878	555,534

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Hubbell, Inc.	5,385	$2,130,575
*	Hudson Technologies, Inc.	6,390	54,698
	Hurco Cos., Inc.	876	15,067
*	Huron Consulting Group, Inc.	5,037	554,120
	Hyster-Yale, Inc.	1,943	158,821
	ICF International, Inc.	2,697	396,729
	IDEX Corp.	3,293	686,525
*	IES Holdings, Inc.	2,879	443,280
	Illinois Tool Works, Inc.	11,263	2,785,115
	Ingersoll Rand, Inc.	22,336	2,242,534
#*	Innodata, Inc.	4,000	77,400
*	Innovative Solutions & Support, Inc.	400	2,474
	Insperity, Inc.	4,225	433,992
	Insteel Industries, Inc.	2,607	89,290
	Interface, Inc.	9,368	161,879
	ITT, Inc.	9,145	1,293,652
	Jacobs Solutions, Inc.	5,660	828,341
#*	Janus International Group, Inc.	22,008	317,355
	JB Hunt Transport Services, Inc.	9,422	1,631,419
*	JELD-WEN Holding, Inc.	15,474	258,261
#*	JetBlue Airways Corp.	56,712	363,524
	John Bean Technologies Corp.	4,296	422,641
	Johnson Controls International PLC	47,356	3,387,848
	Kadant, Inc.	1,550	544,810
	Karat Packaging, Inc.	1,611	48,121
	KBR, Inc.	15,725	1,047,128
	Kelly Services, Inc., Class A	6,650	156,475
#	Kennametal, Inc.	15,486	404,804
	Kforce, Inc.	3,986	276,907
*	Kirby Corp.	9,704	1,192,428
	Knight-Swift Transportation Holdings, Inc.	19,235	1,046,961
	Korn Ferry	8,932	658,467
*	L B Foster Co., Class A	876	21,033
	Landstar System, Inc.	5,285	1,005,471
	Lennox International, Inc.	2,316	1,351,386
*	Limbach Holdings, Inc.	1,470	93,668
	Lincoln Electric Holdings, Inc.	6,532	1,341,738
	Lindsay Corp.	1,070	134,809
*	Liquidity Services, Inc.	3,459	77,724
	LSI Industries, Inc.	3,205	54,677
*	Manitowoc Co., Inc.	5,633	71,201
	ManpowerGroup, Inc.	7,780	595,792
	Marten Transport Ltd.	15,911	299,286
	Masco Corp.	8,924	694,733
*	MasTec, Inc.	10,486	1,153,775
*	Mastech Digital, Inc.	3,000	24,660
*	Masterbrand, Inc.	24,063	434,337
*	Matrix Service Co.	1,886	19,086
	Matson, Inc.	7,726	1,025,317
	Matthews International Corp., Class A	3,692	106,883
	Maximus, Inc.	8,637	802,291
*	Mayville Engineering Co., Inc.	932	17,811
	McGrath RentCorp	40	4,393
	MDU Resources Group, Inc.	1,007	27,129
#*	Middleby Corp.	5,923	803,040
	Miller Industries, Inc.	2,305	156,602
	MillerKnoll, Inc.	10,455	324,314
*	Mistras Group, Inc.	2,600	26,000
*	Montrose Environmental Group, Inc.	2,965	94,554

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	MRC Global, Inc.	16,961	$245,595
	MSA Safety, Inc.	3,471	654,804
	MSC Industrial Direct Co., Inc., Class A	7,719	686,605
	Mueller Industries, Inc.	20,100	1,425,894
	Mueller Water Products, Inc., Class A	22,826	472,042
*	MYR Group, Inc.	2,344	329,285
*	Nephros, Inc.	4,676	10,240
	NL Industries, Inc.	7,700	49,203
	Nordson Corp.	3,283	821,833
*	Northwest Pipe Co.	1,465	55,890
*	NV5 Global, Inc.	3,253	335,514
	nVent Electric PLC	17,239	1,252,069
	Old Dominion Freight Line, Inc.	8,817	1,853,157
	Omega Flex, Inc.	981	51,581
*	OPENLANE, Inc.	19,685	351,968
*	Orion Group Holdings, Inc.	4,820	39,572
	Otis Worldwide Corp.	14,948	1,412,586
	Owens Corning	13,917	2,593,850
	PACCAR, Inc.	26,651	2,629,388
*	PAM Transportation Services, Inc.	3,004	61,252
	Pangaea Logistics Solutions Ltd.	3,295	23,922
	Park Aerospace Corp.	1,437	19,270
	Parker-Hannifin Corp.	4,062	2,279,432
	Park-Ohio Holdings Corp.	1,783	55,665
*	Parsons Corp.	12,580	1,149,435
	Paychex, Inc.	19,384	2,481,540
	Paycom Software, Inc.	1,952	325,574
*	Paylocity Holding Corp.	2,281	342,310
	Pentair PLC	13,278	1,166,738
#*	Pioneer Power Solutions, Inc.	7,618	36,490
	Powell Industries, Inc.	1,301	238,903
	Preformed Line Products Co.	889	122,566
	Primoris Services Corp.	8,827	498,461
*	Proto Labs, Inc.	5,526	192,415
	Quanex Building Products Corp.	5,988	199,999
	Quanta Services, Inc.	8,605	2,283,595
#*	Quest Resource Holding Corp.	1,570	13,251
*	Radiant Logistics, Inc.	4,889	30,410
*	RBC Bearings, Inc.	1,865	542,417
*	RCM Technologies, Inc.	1,905	37,109
	Regal Rexnord Corp.	8,462	1,359,674
	Republic Services, Inc.	9,323	1,811,645
*	Resideo Technologies, Inc.	11,980	272,186
	Resources Connection, Inc.	5,098	60,819
	REV Group, Inc.	10,564	308,258
	Robert Half, Inc.	15,436	990,837
#*	Rocket Lab USA, Inc.	70,758	370,772
	Rockwell Automation, Inc.	8,925	2,486,951
	Rollins, Inc.	17,303	828,987
	Rush Enterprises, Inc. (RUSHA US), Class A	10,810	551,418
	Rush Enterprises, Inc. (RUSHB US), Class B	2,925	138,294
#*	RXO, Inc.	15,368	487,319
	Ryder System, Inc.	8,414	1,179,306
#*	Saia, Inc.	717	299,598
#	Schneider National, Inc., Class B	10,878	292,727
	Sensata Technologies Holding PLC	17,075	665,754
	Shyft Group, Inc.	4,649	77,964
*	SIFCO Industries, Inc.	1,584	5,306
	Simpson Manufacturing Co., Inc.	5,786	1,111,433

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	SiteOne Landscape Supply, Inc.	4,790	$702,597
	Snap-on, Inc.	4,102	1,177,397
	Southwest Airlines Co.	53,960	1,453,682
*	SPX Technologies, Inc.	6,066	894,978
	SS&C Technologies Holdings, Inc.	16,750	1,221,913
	Standex International Corp.	1,849	345,393
	Stanley Black & Decker, Inc.	3,310	349,602
	Steelcase, Inc., Class A	19,291	279,527
*	Stericycle, Inc.	6,591	385,903
*	Sterling Check Corp.	7,439	116,644
*	Sterling Infrastructure, Inc.	4,133	480,916
*	Stratasys Ltd.	12,231	104,697
#*	Sunrun, Inc.	18,549	325,164
#*	Symbotic, Inc.	777	20,831
#*	Taylor Devices, Inc.	619	31,792
#	Tecnoglass, Inc.	8,458	455,125
	Tennant Co.	3,041	327,485
	Terex Corp.	9,959	630,006
	Tetra Tech, Inc.	4,303	917,572
*	Thermon Group Holdings, Inc.	6,694	219,630
	Timken Co.	10,179	885,064
*	Titan International, Inc.	9,194	78,333
*	Titan Machinery, Inc.	4,124	73,531
	Toro Co.	12,185	1,166,470
	Trane Technologies PLC	5,466	1,827,175
*	Transcat, Inc.	665	76,635
	TransDigm Group, Inc.	1,040	1,345,989
	TransUnion	8,471	764,592
*	Trex Co., Inc.	12,672	1,059,759
	TriNet Group, Inc.	5,330	555,653
	Trinity Industries, Inc.	16,456	544,035
*	Triumph Group, Inc.	2,654	43,499
*	TrueBlue, Inc.	2,700	32,265
	TTEC Holdings, Inc.	5,275	42,095
*	Tutor Perini Corp.	11,511	286,509
	Twin Disc, Inc.	300	4,326
*	Uber Technologies, Inc.	11,351	731,799
	UFP Industries, Inc.	9,983	1,317,057
#*	U-Haul Holding Co. (UHAL US)	2,403	160,496
	U-Haul Holding Co. (UHAL/B US)	19,666	1,253,314
*	Ultralife Corp.	900	10,782
	UniFirst Corp.	1,651	321,186
	Union Pacific Corp.	29,358	7,243,499
*	United Airlines Holdings, Inc.	29,860	1,356,241
	United Parcel Service, Inc., Class B	26,500	3,454,805
	United Rentals, Inc.	4,978	3,768,844
	Universal Logistics Holdings, Inc.	3,779	162,610
*	Upwork, Inc.	19,919	241,418
*	V2X, Inc.	2,836	147,841
	Valmont Industries, Inc.	2,887	861,365
	Verisk Analytics, Inc.	11,085	2,901,499
*	Verra Mobility Corp.	19,952	601,154
	Vertiv Holdings Co., Class A	20,570	1,618,859
*	Viad Corp.	2,797	93,000
#*	Vicor Corp.	3,727	156,944
#	Virco Mfg. Corp.	4,104	72,230
#	Wabash National Corp.	9,266	199,126
	Waste Management, Inc.	18,736	3,797,038
#	Watsco, Inc. (WSO US)	3,563	1,744,053

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Watts Water Technologies, Inc., Class A	3,258	$676,100
#	Werner Enterprises, Inc.	11,037	432,540
	WESCO International, Inc.	5,500	962,225
	Westinghouse Air Brake Technologies Corp.	10,703	1,724,788
#*	Wilhelmina International, Inc.	5,495	30,937
*	Willdan Group, Inc.	2,029	68,743
	Willis Lease Finance Corp.	856	73,856
*	WillScot Holdings Corp.	25,425	1,042,425
	WW Grainger, Inc.	3,272	3,196,122
#*	Xometry, Inc., Class A	3,803	55,638
*	XPO, Inc.	15,203	1,746,673
	Xylem, Inc.	12,883	1,719,881
#	Zurn Elkay Water Solutions Corp.	16,920	549,223
TOTAL INDUSTRIALS			272,220,546
INFORMATION TECHNOLOGY — (28.4%)
#*	908 Devices, Inc.	2,993	17,030
	A10 Networks, Inc.	9,966	130,455
	Accenture PLC, Class A	28,819	9,528,138
*	ACI Worldwide, Inc.	15,333	662,846
	Adeia, Inc.	12,554	147,509
*	Adobe, Inc.	17,768	9,801,717
	Advanced Energy Industries, Inc.	4,534	527,622
*	Advanced Micro Devices, Inc.	33,142	4,788,356
*	Akamai Technologies, Inc.	8,710	856,019
*	Alarm.com Holdings, Inc.	6,524	460,268
*	Alkami Technology, Inc.	7,875	257,749
*	Alpha & Omega Semiconductor Ltd.	4,851	200,831
#*	Altair Engineering, Inc., Class A	500	44,180
*	Ambarella, Inc.	8,657	455,704
	Amdocs Ltd.	12,531	1,096,087
	American Software, Inc., Class A	3,966	43,388
	Amkor Technology, Inc.	39,490	1,289,743
	Amphenol Corp., Class A	28,956	1,860,713
*	Amtech Systems, Inc.	531	3,048
	Analog Devices, Inc.	12,059	2,790,211
*	Appfolio, Inc., Class A	200	44,296
	Apple, Inc.	477,971	106,147,800
	Applied Materials, Inc.	22,543	4,783,625
*	AppLovin Corp., Class A	11,893	916,950
*	Arista Networks, Inc.	6,427	2,227,277
*	Arrow Electronics, Inc.	9,211	1,139,309
*	ASGN, Inc.	6,678	632,206
#*	Aspen Technology, Inc.	2,811	528,327
*	AstroNova, Inc.	760	12,023
*	Atlassian Corp., Class A	622	109,827
#*	Aurora Innovation, Inc.	89,937	359,748
*	Autodesk, Inc.	7,230	1,789,570
*	AvePoint, Inc.	11,542	125,808
*	Aviat Networks, Inc.	1,998	61,938
	Avnet, Inc.	15,306	822,851
*	Axcelis Technologies, Inc.	5,425	685,449
*	AXT, Inc.	5,700	20,748
	Badger Meter, Inc.	2,960	610,234
	Bel Fuse, Inc. (BELFB US), Class B	1,646	122,248
	Belden, Inc.	7,461	691,560
	Benchmark Electronics, Inc.	5,652	270,561
#	Bentley Systems, Inc., Class B	12,191	594,189
*	Blackbaud, Inc.	5,863	465,405

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	BlackLine, Inc.	4,404	$209,278
*	Box, Inc., Class A	14,613	410,918
	Broadcom, Inc.	90,710	14,575,283
*	Cadence Design Systems, Inc.	2,539	679,589
*	Calix, Inc.	5,648	232,302
*	CCC Intelligent Solutions Holdings, Inc.	47,819	490,623
	CDW Corp.	8,337	1,818,383
#*	Cerence, Inc.	4,314	13,718
*	CEVA, Inc.	2,055	41,203
*	Ciena Corp.	15,108	796,796
*	Cirrus Logic, Inc.	7,141	931,758
	Cisco Systems, Inc.	178,077	8,627,831
#	Clear Secure, Inc., Class A	1,538	32,836
#*	Clearfield, Inc.	1,082	46,959
	Climb Global Solutions, Inc.	200	14,284
*	Cloudflare, Inc., Class A	1,700	131,750
	Cognex Corp.	6,830	338,905
	Cognizant Technology Solutions Corp., Class A	26,175	1,980,924
*	Coherent Corp.	8,530	594,370
*	Cohu, Inc.	8,563	273,930
*	CommVault Systems, Inc.	1,024	156,518
*	Comtech Telecommunications Corp.	4,100	13,284
*	Consensus Cloud Solutions, Inc.	2,448	52,142
*	Corsair Gaming, Inc.	15,208	124,858
*	CPI Card Group, Inc.	578	16,953
*	CPS Technologies Corp.	10,220	17,374
#	Crane NXT Co.	7,858	494,111
*	Credo Technology Group Holding Ltd.	19,604	544,011
*	Crowdstrike Holdings, Inc., Class A	593	137,552
#*	CS Disco, Inc.	10,006	61,837
	CTS Corp.	5,074	248,017
#*	Daily Journal Corp.	277	128,971
*	Daktronics, Inc.	7,928	118,761
*	Datadog, Inc., Class A	1,743	202,955
	Dell Technologies, Inc., Class C	10,159	1,154,875
*	Diebold Nixdorf, Inc.	2,314	100,775
#*	Digi International, Inc.	6,419	175,239
#*	DigitalOcean Holdings, Inc.	8,292	274,714
*	Diodes, Inc.	6,214	485,935
*	DocuSign, Inc.	4,999	277,344
	Dolby Laboratories, Inc., Class A	5,761	453,736
*	Dropbox, Inc., Class A	18,219	435,798
*	DXC Technology Co.	25,033	509,171
*	Dynatrace, Inc.	8,619	378,546
#*	E2open Parent Holdings, Inc.	42,155	196,864
*	Eastman Kodak Co.	3,861	22,432
*	Elastic NV	800	87,736
#*	Enfusion, Inc., Class A	2,171	20,581
*	Enphase Energy, Inc.	4,282	492,901
	Entegris, Inc.	5,244	620,313
*	Envestnet, Inc.	7,888	488,898
*	EPAM Systems, Inc.	2,284	491,357
*	ePlus, Inc.	4,283	393,693
*	Extreme Networks, Inc.	5,827	83,326
*	F5, Inc.	6,242	1,271,121
*	Fabrinet	3,942	869,447
*	Fair Isaac Corp.	961	1,537,600
#*	FARO Technologies, Inc.	2,355	40,270
*	First Solar, Inc.	6,484	1,400,479

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Flex Ltd.	27,860	$895,699
*	FormFactor, Inc.	10,578	566,558
*	Fortinet, Inc.	17,098	992,368
#*	Frequency Electronics, Inc.	400	5,440
#*	Freshworks, Inc., Class A	6,673	83,412
*	Gartner, Inc.	3,552	1,780,227
	Gen Digital, Inc.	53,331	1,386,073
#*	Globant SA	4,566	889,046
*	GoDaddy, Inc., Class A	7,440	1,082,148
*	Grid Dynamics Holdings, Inc.	5,238	67,570
*	Guidewire Software, Inc.	4,215	632,545
	Hackett Group, Inc.	6,384	174,155
*	Harmonic, Inc.	12,292	180,201
*	HashiCorp, Inc., Class A	8,076	272,565
	Hewlett Packard Enterprise Co.	88,199	1,756,042
	HP, Inc.	31,351	1,131,458
*	HubSpot, Inc.	457	227,143
*	Ichor Holdings Ltd.	6,745	229,330
#*	Infinera Corp.	31,476	186,967
*	Informatica, Inc., Class A	10,105	241,914
#*	Insight Enterprises, Inc.	3,841	862,304
#*	Instructure Holdings, Inc.	2,420	56,531
#*	Intapp, Inc.	2,086	74,741
	Intel Corp.	124,198	3,817,846
#	InterDigital, Inc.	6,851	841,029
	International Business Machines Corp.	43,893	8,433,601
*	inTEST Corp.	5,747	62,068
	Intuit, Inc.	3,600	2,330,460
*	IPG Photonics Corp.	4,108	330,283
*	Iteris, Inc.	2,935	14,411
*	Itron, Inc.	7,757	802,384
	Jabil, Inc.	19,321	2,176,897
#*	Jamf Holding Corp.	5,544	101,511
*	JFrog Ltd.	8,216	316,809
*	Keysight Technologies, Inc.	11,693	1,631,992
*	Kimball Electronics, Inc.	4,412	104,564
	KLA Corp.	5,350	4,403,424
*	Knowles Corp.	25,917	473,504
	Kulicke & Soffa Industries, Inc.	10,024	472,832
*	Kyndryl Holdings, Inc.	23,311	626,367
	Lam Research Corp.	5,163	4,756,362
#*	Lantronix, Inc.	3,593	14,731
*	Lattice Semiconductor Corp.	8,861	469,633
*	LGL Group, Inc.	276	1,554
	Littelfuse, Inc.	3,580	956,254
*	LiveRamp Holdings, Inc.	9,383	284,117
*	Lumentum Holdings, Inc.	5,488	284,169
*	MACOM Technology Solutions Holdings, Inc.	5,764	581,703
*	Magnachip Semiconductor Corp.	3,475	17,688
*	Manhattan Associates, Inc.	3,939	1,005,942
	Marvell Technology, Inc.	22,510	1,507,720
*	MaxLinear, Inc.	4,581	64,775
#*	MeridianLink, Inc.	7,744	182,991
	Methode Electronics, Inc.	3,301	41,791
	Microchip Technology, Inc.	45,991	4,083,081
	Micron Technology, Inc.	28,495	3,129,321
	Microsoft Corp.	207,168	86,668,733
*	Mirion Technologies, Inc.	23,890	251,801
#*	Mitek Systems, Inc.	6,206	82,602

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	MKS Instruments, Inc.	5,893	$741,929
*	MongoDB, Inc.	607	153,182
	Monolithic Power Systems, Inc.	1,254	1,082,315
	Motorola Solutions, Inc.	3,296	1,314,840
#*	M-Tron Industries, Inc.	138	4,833
*	N-able, Inc.	18,654	260,037
	Napco Security Technologies, Inc.	1,980	110,504
#*	Navitas Semiconductor Corp.	35,869	133,074
*	nCino, Inc.	14,917	488,681
*	NCR Voyix Corp.	17,156	253,051
	NetApp, Inc.	17,550	2,228,499
*	NETGEAR, Inc.	3,401	54,008
*	NetScout Systems, Inc.	4,831	98,311
*	nLight, Inc.	9,133	110,235
*	Nortech Systems, Inc.	3,549	51,602
*	Novanta, Inc.	2,553	462,552
*	Nutanix, Inc., Class A	3,818	192,847
	NVE Corp.	473	42,239
	NVIDIA Corp.	979,522	114,623,518
	NXP Semiconductors NV	12,216	3,214,763
*	Okta, Inc.	14,404	1,353,112
*	ON Semiconductor Corp.	39,223	3,069,200
*	ON24, Inc.	5,345	35,117
*	OneSpan, Inc.	3,961	58,623
*	Onto Innovation, Inc.	3,664	700,923
*	Optical Cable Corp.	2,889	7,945
	Oracle Corp.	63,773	8,893,145
*	OSI Systems, Inc.	2,831	418,931
*	Palantir Technologies, Inc., Class A	46,325	1,245,679
*	Palo Alto Networks, Inc.	1,962	637,120
#*	PAR Technology Corp.	709	35,904
	PC Connection, Inc.	4,626	331,083
*	PDF Solutions, Inc.	3,755	131,763
	Pegasystems, Inc.	6,131	427,453
*	Perficient, Inc.	1,043	78,653
*	Photronics, Inc.	10,999	279,485
*	Plexus Corp.	4,564	584,968
	Power Integrations, Inc.	6,313	461,101
#*	Powerfleet, Inc. NJ	1,688	7,647
*	PowerSchool Holdings, Inc., Class A	13,578	306,320
#*	Procore Technologies, Inc.	5,803	412,187
	Progress Software Corp.	6,898	402,843
*	PTC, Inc.	5,560	988,846
*	Pure Storage, Inc., Class A	9,095	545,063
*	Q2 Holdings, Inc.	6,006	405,225
*	Qorvo, Inc.	8,781	1,051,964
	QUALCOMM, Inc.	51,008	9,229,898
*	Qualys, Inc.	3,722	555,099
*	Rambus, Inc.	13,025	670,006
#*	Red Violet, Inc.	881	22,695
*	RF Industries Ltd.	4,019	16,759
*	Ribbon Communications, Inc.	18,693	63,369
	Richardson Electronics Ltd.	900	10,773
*	RingCentral, Inc., Class A	777	27,234
#*	Riot Platforms, Inc.	36,314	370,040
*	Rogers Corp.	2,176	265,864
	Roper Technologies, Inc.	2,360	1,285,610
	Salesforce, Inc.	16,660	4,311,608
#*	Samsara, Inc., Class A	1,489	56,999

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Sanmina Corp.	10,807	$814,091
	Sapiens International Corp. NV	6,295	244,875
*	ScanSource, Inc.	6,325	329,216
	Seagate Technology Holdings PLC	11,231	1,147,471
*	SecureWorks Corp., Class A	6,200	47,740
*	SEMrush Holdings, Inc., Class A	5,621	82,854
#*	SentinelOne, Inc., Class A	24,174	553,585
*	ServiceNow, Inc.	840	684,088
*	Silicon Laboratories, Inc.	3,884	466,585
#*	SiTime Corp.	442	62,742
	Skyworks Solutions, Inc.	11,053	1,255,842
*	SMART Global Holdings, Inc.	6,946	162,536
#*	SmartRent, Inc.	41,231	75,865
*	Smartsheet, Inc., Class A	7,951	381,330
*	Snowflake, Inc., Class A	1,202	156,717
#*	SolarEdge Technologies, Inc.	1,447	41,760
	SolarWinds Corp.	21,869	260,897
#*	Sono-Tek Corp.	1,854	7,342
#*	Sprinklr, Inc., Class A	15,889	156,189
*	Super Micro Computer, Inc.	6,924	4,858,225
*	Synaptics, Inc.	5,180	452,318
*	Synchronoss Technologies, Inc.	1,264	13,209
*	Synopsys, Inc.	1,417	791,139
	TD SYNNEX Corp.	9,963	1,187,291
	TE Connectivity Ltd.	14,289	2,205,221
*	Teledyne Technologies, Inc.	2,374	1,001,496
*	Telos Corp.	5,291	22,751
*	Teradata Corp.	11,043	358,014
	Teradyne, Inc.	9,273	1,216,247
	Texas Instruments, Inc.	34,063	6,942,380
*	TransAct Technologies, Inc.	6,400	25,536
*	Trimble, Inc.	11,115	606,212
*	Trio-Tech International	100	552
*	TTM Technologies, Inc.	21,137	409,635
*	Turtle Beach Corp.	3,238	46,854
*	Twilio, Inc., Class A	18,203	1,076,343
*	Tyler Technologies, Inc.	1,249	709,569
#*	UiPath, Inc., Class A	36,052	438,753
*	Ultra Clean Holdings, Inc.	7,722	334,054
*	Unisys Corp.	4,980	23,705
	Universal Display Corp.	3,291	732,642
#*	Upland Software, Inc.	16,500	38,032
*	Varonis Systems, Inc.	636	35,063
*	Veeco Instruments, Inc.	8,733	361,633
*	Verint Systems, Inc.	6,720	242,861
*	VeriSign, Inc.	4,029	753,463
#*	Vertex, Inc., Class A	1,394	55,272
*	Viant Technology, Inc., Class A	2,000	23,260
*	Viavi Solutions, Inc.	18,540	149,062
	Vishay Intertechnology, Inc.	22,767	553,466
*	Vishay Precision Group, Inc.	1,676	57,470
	Vontier Corp.	25,529	1,001,503
*	Western Digital Corp.	18,173	1,218,500
#*	Wolfspeed, Inc.	11,099	209,216
*	Workday, Inc., Class A	696	158,075
	Xerox Holdings Corp.	21,900	235,753
*	Xperi, Inc.	5,663	46,267
*	Zebra Technologies Corp., Class A	3,423	1,202,123
*	Zoom Video Communications, Inc., Class A	480	28,992

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Zscaler, Inc.	254	$45,555
TOTAL INFORMATION TECHNOLOGY			552,221,796
MATERIALS — (3.8%)
#	Albemarle Corp.	6,034	565,205
	Amcor PLC	132,984	1,400,322
	American Vanguard Corp.	4,707	45,281
#*	Ampco-Pittsburgh Corp.	13,621	21,521
	AptarGroup, Inc.	7,061	1,037,826
#*	Arcadium Lithium PLC	46,256	147,094
	Ashland, Inc.	8,244	796,783
*	Aspen Aerogels, Inc.	1,330	27,145
#*	ATI, Inc.	16,576	1,122,361
	Avery Dennison Corp.	8,103	1,756,973
	Avient Corp.	12,540	567,310
*	Axalta Coating Systems Ltd.	34,635	1,234,738
	Balchem Corp.	3,669	651,101
	Ball Corp.	21,046	1,343,366
	Berry Global Group, Inc.	21,077	1,385,180
*	Bioceres Crop Solutions Corp.	1,800	19,980
	Cabot Corp.	7,589	761,101
	Carpenter Technology Corp.	6,731	981,851
	Celanese Corp.	6,992	986,921
	Chemours Co.	6,237	150,748
*	Clearwater Paper Corp.	2,420	134,237
*	Coeur Mining, Inc.	43,448	281,978
	Commercial Metals Co.	17,936	1,077,954
*	Core Molding Technologies, Inc.	1,483	27,361
	Corteva, Inc.	32,710	1,835,031
	Crown Holdings, Inc.	16,544	1,467,453
	Dow, Inc.	51,463	2,803,190
	DuPont de Nemours, Inc.	25,522	2,136,191
	Eastman Chemical Co.	12,649	1,307,021
	Ecolab, Inc.	5,929	1,367,761
*	Ecovyst, Inc.	15,043	143,510
	Element Solutions, Inc.	39,809	1,072,853
	FMC Corp.	8,230	480,303
	Fortitude Gold Corp.	2,144	9,948
	Freeport-McMoRan, Inc.	2,254	102,354
*	Gatos Silver, Inc.	7,170	91,131
	Graphic Packaging Holding Co.	47,460	1,428,546
	Greif, Inc. (GEF US), Class A	4,024	268,320
	Greif, Inc. (GEF/B US), Class B	2,718	192,081
	Hawkins, Inc.	3,498	363,442
	HB Fuller Co.	8,435	727,097
	Hecla Mining Co.	86,095	497,629
	Huntsman Corp.	27,441	656,663
*	Idaho Strategic Resources, Inc.	1,730	19,013
*	Ingevity Corp.	3,657	167,820
	Innospec, Inc.	3,617	474,333
	International Flavors & Fragrances, Inc.	11,629	1,156,853
	International Paper Co.	34,842	1,619,456
*	Intrepid Potash, Inc.	1,065	27,786
	Kaiser Aluminum Corp.	2,446	192,476
*	Knife River Corp.	5,852	465,351
	Koppers Holdings, Inc.	3,708	150,953
	Kronos Worldwide, Inc.	12,803	153,124
	Louisiana-Pacific Corp.	13,304	1,305,921
	LyondellBasell Industries NV, Class A	28,407	2,825,360

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Martin Marietta Materials, Inc.	3,043	$1,805,564
	Materion Corp.	3,754	452,094
	Mativ Holdings, Inc.	1,173	22,393
	Mercer International, Inc.	6,682	50,917
*	Metallus, Inc.	10,539	236,284
	Minerals Technologies, Inc.	5,993	469,731
	Mosaic Co.	28,502	848,505
	Myers Industries, Inc.	5,581	83,157
	NewMarket Corp.	1,553	871,031
	Newmont Corp.	39,689	1,947,539
*	Nexa Resources SA	11,001	79,647
#	Northern Technologies International Corp.	1,079	14,210
	Nucor Corp.	21,412	3,488,871
*	O-I Glass, Inc.	9,300	124,248
	Packaging Corp. of America	8,157	1,630,340
	Pactiv Evergreen, Inc.	6,024	79,155
*	Perimeter Solutions SA	4,700	45,543
	PPG Industries, Inc.	10,700	1,358,686
	Quaker Chemical Corp.	643	116,749
	Radius Recycling, Inc.	5,467	99,062
*	Ranpak Holdings Corp.	4,240	30,613
*	Rayonier Advanced Materials, Inc.	15,838	105,323
	Reliance, Inc.	6,479	1,973,244
††	Resolute Forest Products, Inc.	12,553	17,825
	Royal Gold, Inc.	5,346	738,390
	RPM International, Inc.	13,525	1,642,746
	Ryerson Holding Corp.	3,589	85,382
	Sealed Air Corp.	10,249	389,974
	Sensient Technologies Corp.	6,028	470,485
	Sherwin-Williams Co.	9,540	3,346,632
	Silgan Holdings, Inc.	18,127	932,272
	Smurfit WestRock PLC	15,353	688,429
	Sonoco Products Co.	14,729	794,188
#	Southern Copper Corp.	5,866	625,374
	Steel Dynamics, Inc.	20,831	2,775,106
	Stepan Co.	3,841	325,064
*	Summit Materials, Inc., Class A	14,945	624,402
	Sylvamo Corp.	5,906	435,331
	TriMas Corp.	7,022	172,601
	Tronox Holdings PLC	4,200	67,872
	U.S. Lime & Minerals, Inc.	3,000	255,150
	Vulcan Materials Co.	6,953	1,908,668
	Westlake Corp.	828	122,428
	Worthington Steel, Inc.	9,015	359,428
TOTAL MATERIALS			74,743,960
REAL ESTATE — (0.5%)
*	AMREP Corp.	1,504	38,292
*	CBRE Group, Inc., Class A	16,592	1,870,084
*	Compass, Inc., Class A	10,266	45,068
*	CoStar Group, Inc.	16,553	1,291,465
*	Cushman & Wakefield PLC	36,843	483,012
#	DigitalBridge Group, Inc.	15,432	218,054
*	Douglas Elliman, Inc.	6,720	13,843
*	Forestar Group, Inc.	9,106	288,023
*	FRP Holdings, Inc.	2,900	87,261
*	Howard Hughes Holdings, Inc.	6,943	514,962
*	Jones Lang LaSalle, Inc.	5,248	1,316,723
#	Kennedy-Wilson Holdings, Inc.	2,555	26,598

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
	Marcus & Millichap, Inc.	8,399	$332,684
	Newmark Group, Inc., Class A	29,807	386,895
*	Rafael Holdings, Inc., Class B	1,879	2,800
	RMR Group, Inc., Class A	1,332	34,552
	St. Joe Co.	7,837	483,386
*	Stratus Properties, Inc.	889	24,554
*	Tejon Ranch Co.	3,436	65,284
#*	Zillow Group, Inc. (Z US), Class C	17,587	856,487
#*	Zillow Group, Inc. (ZG US), Class A	5,612	266,009
TOTAL REAL ESTATE			8,646,036
UTILITIES — (0.8%)
#*	Altus Power, Inc.	30,820	129,444
	American States Water Co.	4,161	343,407
	American Water Works Co., Inc.	6,942	988,263
	Artesian Resources Corp., Class A	900	35,253
	Atmos Energy Corp.	6,376	815,363
#	Brookfield Renewable Corp., Class A	13,254	372,437
	California Water Service Group	4,692	250,834
	CenterPoint Energy, Inc.	17,862	495,671
	Chesapeake Utilities Corp.	1,966	232,047
	Clearway Energy, Inc. (CWEN US), Class C	7,141	190,522
	Clearway Energy, Inc. (CWENA US), Class A	4,357	107,313
	Consolidated Edison, Inc.	11,925	1,162,926
	Consolidated Water Co. Ltd.	959	27,869
	Constellation Energy Corp.	6,301	1,195,930
	Edison International	12,623	1,009,966
	Essential Utilities, Inc.	13,988	568,612
	Eversource Energy	7,386	479,425
	Exelon Corp.	30,258	1,125,598
	Genie Energy Ltd., Class B	2,801	47,505
#	Middlesex Water Co.	1,498	99,587
	New Jersey Resources Corp.	14,903	696,715
#	NiSource, Inc.	18,615	581,719
	Northwest Natural Holding Co.	5,140	205,497
	ONE Gas, Inc.	3,622	252,200
#	Ormat Technologies, Inc.	7,776	603,729
	Public Service Enterprise Group, Inc.	15,919	1,269,859
*	Pure Cycle Corp.	3,694	40,634
	RGC Resources, Inc.	150	3,377
	Sempra	19,699	1,577,102
	SJW Group	2,694	163,283
	Southwest Gas Holdings, Inc.	6,774	502,360
	Spire, Inc.	4,326	288,068
	UGI Corp.	5,580	138,272
	Unitil Corp.	1,532	93,881
	York Water Co.	1,162	48,002
TOTAL UTILITIES			16,142,670
TOTAL COMMON STOCKS			1,893,217,346
PREFERRED STOCKS — (0.0%)
COMMUNICATION SERVICES — (0.0%)
	Liberty Broadband Corp., 7.000%	1,025	23,442
TOTAL INVESTMENT SECURITIES (Cost $853,889,068)			1,893,240,788

U.S. Social Core Equity 2 Portfolio
CONTINUED
		Shares	Value†
TEMPORARY CASH INVESTMENTS — (0.3%)
	State Street Institutional U.S. Government Money Market Fund 5.260%	6,007,909	$6,007,909
SECURITIES LENDING COLLATERAL — (2.4%)
@§	The DFA Short Term Investment Fund	3,961,168	45,818,827
TOTAL INVESTMENTS — (100.0%)
(Cost $905,716,084)^^			$1,945,067,524
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$150,424,792	—	—	$150,424,792
Consumer Discretionary	230,787,773	$10,388	—	230,798,161
Consumer Staples	105,371,151	18,689	—	105,389,840
Energy	52,664,918	—	—	52,664,918
Financials	340,265,717	—	—	340,265,717
Health Care	89,632,082	—	$66,828	89,698,910
Industrials	272,220,477	—	69	272,220,546
Information Technology	552,221,796	—	—	552,221,796
Materials	74,726,135	—	17,825	74,743,960
Real Estate	8,646,036	—	—	8,646,036
Utilities	16,142,670	—	—	16,142,670
Preferred Stocks
Communication Services	23,442	—	—	23,442
Temporary Cash Investments	6,007,909	—	—	6,007,909
Securities Lending Collateral	—	45,818,827	—	45,818,827
Total Investments in Securities	$1,899,134,898	$45,847,904	$84,722˂˃	$1,945,067,524

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (98.3%)
COMMUNICATION SERVICES — (8.8%)
*	Advantage Solutions, Inc.	3,769	$15,114
	Alphabet, Inc. (GOOG US), Class C	646,320	111,910,308
	Alphabet, Inc. (GOOGL US), Class A	705,807	121,074,133
#*	Altice USA, Inc., Class A	56,290	117,646
*	AMC Networks, Inc., Class A	11,720	130,444
	AT&T, Inc.	35,929	691,633
*	Atlanta Braves Holdings, Inc. (2292098D US), Class C	748	32,486
	ATN International, Inc.	2,915	86,488
#*	Boston Omaha Corp., Class A	12,683	186,440
*	Bumble, Inc., Class A	31,032	289,839
#	Cable One, Inc.	674	278,618
#*	Cardlytics, Inc.	8,677	71,932
*	Cargurus, Inc.	24,707	613,228
*	Cars.com, Inc.	38,098	785,581
#*	Charter Communications, Inc., Class A	9,051	3,436,846
#*	Cinemark Holdings, Inc.	13,470	317,623
	Comcast Corp., Class A	733,926	30,289,126
*	Consolidated Communications Holdings, Inc.	4,371	20,107
#*	EchoStar Corp., Class A	21,651	434,752
	Electronic Arts, Inc.	45,356	6,846,035
#*	Emerald Holding, Inc.	2,136	12,111
	Entravision Communications Corp., Class A	22,631	49,562
#*	Eventbrite, Inc., Class A	23,633	115,565
*	EW Scripps Co., Class A	32,768	123,208
	Fox Corp. (FOX US), Class B	69,455	2,460,791
	Fox Corp. (FOXA US), Class A	74,230	2,823,709
*††	GCI Liberty, Inc.	12,454	0
	Gray Television, Inc. (GTN US)	33,919	218,099
*	Harte Hanks, Inc.	2,751	23,218
	IDT Corp., Class B	2,642	101,004
*	Integral Ad Science Holding Corp.	64,780	659,460
	Interpublic Group of Cos., Inc.	169,705	5,459,410
	Iridium Communications, Inc.	43,710	1,254,477
	John Wiley & Sons, Inc. (WLY US), Class A	20,301	969,373
	John Wiley & Sons, Inc. (WLYB US), Class B	200	9,540
*	Liberty Broadband Corp. (LBRDA US), Class A	2,289	151,578
*	Liberty Broadband Corp. (LBRDK US), Class C	18,964	1,277,984
*	Liberty Global Ltd. (LBTYA US), Class A	28,442	554,335
*	Liberty Global Ltd. (LBTYK US), Class C	41,509	834,746
*	Liberty Media Corp.-Liberty Formula One (FWONA US), Class A	5,942	439,530
*	Liberty Media Corp.-Liberty Formula One (FWONK US), Class C	53,366	4,315,708
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	5,315	200,747
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	12,804	499,612
*	Liberty Media Corp.-Liberty SiriusXM (LSXMA US), Class A	17,823	403,156
*	Liberty Media Corp.-Liberty SiriusXM (LSXMK US), Class C	34,458	775,650
*	Lions Gate Entertainment Corp. (LGF/A US), Class A	8,322	76,313
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	1,096	9,031
*	Live Nation Entertainment, Inc.	13,944	1,341,273
*	Madison Square Garden Entertainment Corp.	3,918	154,722
*	Magnite, Inc.	66,773	970,879
*	Match Group, Inc.	80,388	3,065,998
	Meta Platforms, Inc., Class A	427,692	203,080,992
*	Netflix, Inc.	47,556	29,881,813

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
	New York Times Co., Class A	49,129	$2,632,823
	News Corp. (NWS US), Class B	46,998	1,338,973
	News Corp. (NWSA US), Class A	93,525	2,579,419
	Nexstar Media Group, Inc.	18,690	3,453,725
	Omnicom Group, Inc.	79,884	7,831,827
	Paramount Global (PARA US), Class B	127,312	1,453,903
	Paramount Global (PARAA US), Class A	1,311	30,022
*	Pinterest, Inc., Class A	67,139	2,145,091
	Playtika Holding Corp.	34,041	259,733
*	PubMatic, Inc., Class A	25,957	570,016
*	QuinStreet, Inc.	28,700	536,690
#*	Reservoir Media, Inc.	7,410	58,984
*	ROBLOX Corp., Class A	38,058	1,580,168
	Scholastic Corp.	17,695	554,384
	Shenandoah Telecommunications Co.	5,787	123,205
#	Shutterstock, Inc.	19,828	876,794
#	Sinclair, Inc.	25,764	396,250
#	Sirius XM Holdings, Inc.	208,535	719,446
*	Snap, Inc., Class A	107,881	1,436,975
#*	Sphere Entertainment Co.	6,909	307,312
*	Spotify Technology SA	21,828	7,507,522
#*	Stagwell, Inc.	78,873	526,872
*	Take-Two Interactive Software, Inc.	30,085	4,528,695
*	TechTarget, Inc.	6,809	217,888
	TEGNA, Inc.	67,798	1,080,022
#*	Thryv Holdings, Inc.	16,195	315,479
#	Townsquare Media, Inc., Class A	1,712	20,681
*	Trade Desk, Inc., Class A	29,096	2,615,148
*	Travelzoo	800	8,136
#*	TripAdvisor, Inc.	43,630	769,197
*	TrueCar, Inc.	27,324	100,006
	Verizon Communications, Inc.	609,258	24,687,134
*	Vimeo, Inc.	54,018	217,152
	Walt Disney Co.	181,708	17,024,222
*	Warner Bros Discovery, Inc.	297,382	2,572,354
#	Warner Music Group Corp., Class A	22,503	675,315
*	WideOpenWest, Inc.	15,337	83,587
*	Yelp, Inc.	23,492	855,814
*	Zedge, Inc., Class B	148	536
*	Ziff Davis, Inc.	22,374	1,071,267
*	ZoomInfo Technologies, Inc.	169,999	1,931,189
TOTAL COMMUNICATION SERVICES			635,635,929
CONSUMER DISCRETIONARY — (11.8%)
#*	1-800-Flowers.com, Inc., Class A	16,230	168,143
*	1stdibs.com, Inc.	2,009	9,201
*	Abercrombie & Fitch Co., Class A	23,151	3,414,309
#	Academy Sports & Outdoors, Inc.	35,706	1,930,623
#	Acushnet Holdings Corp.	27,826	2,019,611
*	Adient PLC	37,299	960,822
	ADT, Inc.	172,416	1,341,396
*	Adtalem Global Education, Inc.	12,493	979,576
	Advance Auto Parts, Inc.	15,860	1,004,414
*	Airbnb, Inc., Class A	51,613	7,203,110
#	A-Mark Precious Metals, Inc.	12,498	480,423
*	Amazon.com, Inc.	908,698	169,908,352
#	American Eagle Outfitters, Inc.	81,215	1,790,791
*	America's Car-Mart, Inc.	3,515	243,414
*	Aptiv PLC	55,181	3,829,010

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Aramark	62,293	$2,134,781
#	Arko Corp.	39,867	261,129
*	Asbury Automotive Group, Inc.	12,544	3,377,096
	Autoliv, Inc.	20,475	2,070,841
*	AutoNation, Inc.	29,230	5,574,746
*	AutoZone, Inc.	2,759	8,645,851
	Bassett Furniture Industries, Inc.	1,000	13,140
	Bath & Body Works, Inc.	64,995	2,388,566
*	Beazer Homes USA, Inc.	16,885	568,518
	Best Buy Co., Inc.	91,832	7,945,305
#*	Big Lots, Inc.	8,782	8,958
*	Biglari Holdings, Inc. (BH US), Class B	237	47,578
*	Biglari Holdings, Inc. (BH/A US), Class A	9	8,719
*	BJ's Restaurants, Inc.	5,090	160,742
#	Bloomin' Brands, Inc.	17,534	365,584
	Booking Holdings, Inc.	6,994	25,982,780
*	Boot Barn Holdings, Inc.	10,800	1,441,584
	BorgWarner, Inc.	78,662	2,777,555
*	Bright Horizons Family Solutions, Inc.	11,576	1,392,014
#	Brunswick Corp.	26,016	2,119,003
	Buckle, Inc.	27,372	1,182,197
	Build-A-Bear Workshop, Inc.	2,000	54,240
*	Burlington Stores, Inc.	12,756	3,320,642
	Caleres, Inc.	28,300	1,091,248
#	Camping World Holdings, Inc., Class A	16,606	379,945
*	Capri Holdings Ltd.	43,777	1,468,281
*	CarMax, Inc.	66,523	5,617,202
*	CarParts.com, Inc.	14,000	14,140
	Carriage Services, Inc.	8,915	285,815
#	Carter's, Inc.	18,648	1,129,136
*	Carvana Co.	18,724	2,494,599
	Cato Corp., Class A	7,874	40,315
*	Cavco Industries, Inc.	3,956	1,640,237
	Century Communities, Inc.	26,771	2,803,191
#	Cheesecake Factory, Inc.	16,100	626,129
*	Chegg, Inc.	97,389	332,096
#*	Chewy, Inc., Class A	12,822	310,036
*	Children's Place, Inc.	81	633
*	Chipotle Mexican Grill, Inc.	125,350	6,809,012
#	Choice Hotels International, Inc.	3,377	430,399
*	Chuy's Holdings, Inc.	6,014	223,059
#*	Citi Trends, Inc.	4,712	92,402
#	Columbia Sportswear Co.	27,733	2,265,786
*	Coursera, Inc.	99,166	922,244
#	Cracker Barrel Old Country Store, Inc.	1,906	87,352
*	Crocs, Inc.	21,191	2,847,435
	Crown Crafts, Inc.	1,603	7,967
*	Culp, Inc.	400	2,024
	Dana, Inc.	39,627	503,659
#*	Dave & Buster's Entertainment, Inc.	10,554	396,936
*	Deckers Outdoor Corp.	11,520	10,628,698
*	Denny's Corp.	6,774	49,857
#	Designer Brands, Inc., Class A	23,730	193,637
#*	Destination XL Group, Inc.	44,316	165,299
	Dick's Sporting Goods, Inc.	28,313	6,125,518
#	Dillard's, Inc., Class A	5,372	2,141,225
	Dine Brands Global, Inc.	2,815	100,890
	Domino's Pizza, Inc.	3,116	1,335,829
*	DoorDash, Inc., Class A	60,959	6,749,380

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Dorman Products, Inc.	7,890	$799,809
	DR Horton, Inc.	112,109	20,171,772
*	DraftKings, Inc., Class A	36,786	1,359,243
*	Dream Finders Homes, Inc., Class A	8,683	273,949
*	Duluth Holdings, Inc., Class B	2,885	10,501
	eBay, Inc.	148,879	8,279,161
*	El Pollo Loco Holdings, Inc.	8,900	107,334
	Escalade, Inc.	1,044	15,535
#	Ethan Allen Interiors, Inc.	10,184	314,380
*	Etsy, Inc.	34,653	2,257,296
*	Everi Holdings, Inc.	14,851	191,132
#*	Expedia Group, Inc.	46,098	5,885,332
#*	Figs, Inc., Class A	33,945	220,642
*	First Watch Restaurant Group, Inc.	10,557	171,762
*	Five Below, Inc.	14,838	1,079,316
#	Flexsteel Industries, Inc.	1,661	63,035
#*	Floor & Decor Holdings, Inc., Class A	25,162	2,465,876
	Foot Locker, Inc.	57,395	1,667,899
	Ford Motor Co.	949,386	10,272,356
*	Fox Factory Holding Corp.	4,772	254,777
*	Frontdoor, Inc.	18,624	734,903
#*	Funko, Inc., Class A	10,642	106,314
	Gap, Inc.	125,447	2,945,496
	Garmin Ltd.	27,451	4,700,984
*	Garrett Motion, Inc.	30,913	270,798
	General Motors Co.	205,325	9,100,004
*	Genesco, Inc.	5,487	169,164
	Gentex Corp.	51,510	1,599,901
*	Gentherm, Inc.	13,696	755,745
	Genuine Parts Co.	44,561	6,555,369
*	G-III Apparel Group Ltd.	24,714	681,365
#*	GoPro, Inc., Class A	45,451	69,086
	Graham Holdings Co., Class B	741	574,164
*	Grand Canyon Education, Inc.	3,661	570,933
*	Green Brick Partners, Inc.	19,788	1,447,492
	Group 1 Automotive, Inc.	10,400	3,803,488
#	Guess?, Inc.	39,648	953,534
	H&R Block, Inc.	28,812	1,669,367
	Hamilton Beach Brands Holding Co., Class A	2,900	56,637
#*	Hanesbrands, Inc.	162,281	963,949
	Harley-Davidson, Inc.	59,826	2,243,475
	Hasbro, Inc.	75,312	4,854,611
	Haverty Furniture Cos., Inc. (HVT US)	3,375	98,786
*	Helen of Troy Ltd.	7,531	445,157
*	Hilton Grand Vacations, Inc.	1,093	47,229
*	Holley, Inc.	8,500	33,490
	Home Depot, Inc.	163,348	60,138,200
	Hooker Furnishings Corp.	4,239	64,730
*	Hovnanian Enterprises, Inc., Class A	1,200	251,868
	Installed Building Products, Inc.	4,579	1,237,933
	International Game Technology PLC	41,844	982,079
#*	iRobot Corp.	9,694	114,292
	J Jill, Inc.	3,245	124,770
*	JAKKS Pacific, Inc.	6,498	136,718
#	Johnson Outdoors, Inc., Class A	4,369	185,246
	KB Home	49,972	4,301,590
#	Kohl's Corp.	55,052	1,192,426
	Kontoor Brands, Inc.	20,717	1,453,298
	Krispy Kreme, Inc.	20,413	216,990

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Lakeland Industries, Inc.	1,175	$27,730
#*	Lands' End, Inc.	25,377	448,919
*	Landsea Homes Corp.	9,971	121,447
	Las Vegas Sands Corp.	6,869	272,493
*	Latham Group, Inc.	5,809	21,145
	Laureate Education, Inc.	33,931	525,930
	La-Z-Boy, Inc.	22,410	989,177
#*	Lazydays Holdings, Inc.	3,490	10,435
	LCI Industries	10,744	1,253,717
	Lear Corp.	20,731	2,530,011
#*	Legacy Housing Corp.	4,151	118,220
	Lennar Corp. (LEN US), Class A	72,194	12,773,284
#	Lennar Corp. (LENB US), Class B	6,006	990,750
#*	Leslie's, Inc.	70,612	208,305
#	Levi Strauss & Co., Class A	27,963	512,562
*	LGI Homes, Inc.	12,304	1,415,821
#*	Life Time Group Holdings, Inc.	24,503	508,927
	Lifetime Brands, Inc.	8,691	75,090
*	Light & Wonder, Inc.	8,548	916,346
*	Lincoln Educational Services Corp.	8,065	113,797
	Lithia Motors, Inc.	18,801	5,195,280
	LKQ Corp.	61,522	2,553,163
#*	Lovesac Co.	11,570	316,555
	Lowe's Cos., Inc.	70,047	17,197,239
*	Lucid Group, Inc.	66,028	232,419
*	Lululemon Athletica, Inc.	29,526	7,637,195
*	M/I Homes, Inc.	4,720	787,438
	Macy's, Inc.	146,492	2,531,382
*	Malibu Boats, Inc., Class A	11,567	440,009
#	Marine Products Corp.	15,321	162,249
*	MarineMax, Inc.	9,769	340,645
*	MasterCraft Boat Holdings, Inc.	14,511	317,501
*	Mattel, Inc.	116,913	2,255,252
	McDonald's Corp.	66,182	17,564,703
	Meritage Homes Corp.	7,013	1,422,727
*	MGM Resorts International	8,144	349,948
#*	Mister Car Wash, Inc.	2,617	19,889
	Monro, Inc.	15,215	468,926
*	Motorcar Parts of America, Inc.	1,259	7,617
#	Movado Group, Inc.	6,505	168,479
	Nathan's Famous, Inc.	200	15,010
*	National Vision Holdings, Inc.	37,715	545,359
	Newell Brands, Inc.	138,193	1,187,078
	NIKE, Inc., Class B	214,659	16,069,373
#	Nordstrom, Inc.	55,403	1,264,850
*	NVR, Inc.	1,360	11,706,173
*	ODP Corp.	19,116	807,651
*	Ollie's Bargain Outlet Holdings, Inc.	18,614	1,817,471
*	OneSpaWorld Holdings Ltd.	18,352	295,284
#*	OneWater Marine, Inc., Class A	3,499	86,355
*	O'Reilly Automotive, Inc.	7,846	8,837,264
#	Oxford Industries, Inc.	6,487	683,276
#	Papa John's International, Inc.	6,127	270,997
#	Patrick Industries, Inc.	4,630	592,918
#*	Penn Entertainment, Inc.	17,714	353,749
	Penske Automotive Group, Inc.	36,841	6,414,386
#	Perdoceo Education Corp.	16,273	403,408
	PetMed Express, Inc.	3,207	12,155
	Phinia, Inc.	15,732	703,220

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Planet Fitness, Inc., Class A	19,850	$1,462,945
*	PlayAGS, Inc.	2,600	29,770
#	Polaris, Inc.	27,720	2,308,522
	Pool Corp.	9,096	3,402,268
*	Potbelly Corp.	11,783	86,016
	PulteGroup, Inc.	85,827	11,329,164
	PVH Corp.	23,408	2,387,382
#*	QuantumScape Corp.	55,461	358,278
	Ralph Lauren Corp.	15,762	2,767,650
#	RCI Hospitality Holdings, Inc.	516	25,532
#*	Restoration Hardware, Inc.	1,218	353,317
#*	Revolve Group, Inc.	18,410	356,233
	Rocky Brands, Inc.	2,430	83,300
	Ross Stores, Inc.	75,466	10,808,995
#*	Sally Beauty Holdings, Inc.	66,274	758,837
	Service Corp. International	37,721	3,014,285
*	Shake Shack, Inc., Class A	5,630	493,301
	SharkNinja, Inc.	9,448	726,079
#	Shoe Carnival, Inc.	11,453	486,409
#	Signet Jewelers Ltd.	23,499	1,976,971
	Six Flags Entertainment Corp.	7,313	348,318
*	Skechers USA, Inc., Class A	30,771	2,004,115
*	Skyline Champion Corp.	25,852	2,107,197
#*	Sleep Number Corp.	6,945	81,951
#*	Solo Brands, Inc., Class A	15,451	36,928
	Sonic Automotive, Inc., Class A	13,722	817,008
*	Sonos, Inc.	63,464	856,764
*	Sportsman's Warehouse Holdings, Inc.	8,400	21,420
	Standard Motor Products, Inc.	15,244	498,936
	Starbucks Corp.	60,374	4,706,153
	Steven Madden Ltd.	21,062	954,951
#*	Stitch Fix, Inc., Class A	29,960	141,112
*	Stoneridge, Inc.	8,307	139,641
	Strategic Education, Inc.	2,771	292,063
#*	Stride, Inc.	10,312	783,506
	Superior Group of Cos., Inc.	2,597	51,732
#*	Sweetgreen, Inc., Class A	38,535	1,058,942
	Tapestry, Inc.	124,113	4,975,690
*	Taylor Morrison Home Corp.	85,510	5,736,011
	Tempur Sealy International, Inc.	22,587	1,182,429
*	Tesla, Inc.	254,979	59,172,977
	Texas Roadhouse, Inc.	5,064	884,225
#	Thor Industries, Inc.	25,440	2,700,202
*	Tile Shop Holdings, Inc.	5,140	37,111
#*	Tilly's, Inc., Class A	9,904	58,037
	TJX Cos., Inc.	172,622	19,509,738
	Toll Brothers, Inc.	56,111	8,007,601
*	TopBuild Corp.	13,671	6,542,120
*	Topgolf Callaway Brands Corp.	106,660	1,759,890
	Tractor Supply Co.	23,569	6,206,189
	Travel & Leisure Co.	15,031	692,779
*	Tri Pointe Homes, Inc.	74,908	3,389,587
*	Udemy, Inc.	8,286	76,563
*	Ulta Beauty, Inc.	14,001	5,108,825
*	Under Armour, Inc. (UA US), Class C	100,890	685,043
*	Under Armour, Inc. (UAA US), Class A	87,673	611,081
#*	United Parks & Resorts, Inc.	10,500	552,825
*	Universal Electronics, Inc.	3,365	40,010
*	Universal Technical Institute, Inc.	7,537	142,751

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Upbound Group, Inc.	25,061	$945,552
*	Urban Outfitters, Inc.	55,299	2,546,519
#	Vail Resorts, Inc.	1,884	342,907
*	Valvoline, Inc.	54,127	2,516,905
#*	Vera Bradley, Inc.	19,800	136,224
#	VF Corp.	118,923	2,016,934
*	Victoria's Secret & Co.	34,700	615,925
*	Visteon Corp.	9,352	1,080,530
*	VOXX International Corp.	7,000	17,920
*	Warby Parker, Inc., Class A	17,326	285,359
	Wendy's Co.	45,154	764,457
	Weyco Group, Inc.	3,112	108,329
#	Whirlpool Corp.	17,219	1,755,821
#	Williams-Sonoma, Inc.	63,926	9,888,074
	Wingstop, Inc.	4,067	1,520,570
	Winmark Corp.	1,315	520,267
	Winnebago Industries, Inc.	17,371	1,086,035
#	Wolverine World Wide, Inc.	4,418	65,696
	Worthington Enterprises, Inc.	5,513	275,154
	Wynn Resorts Ltd.	4,093	338,982
#*	YETI Holdings, Inc.	48,148	1,990,920
	Yum! Brands, Inc.	33,004	4,383,921
*	Zumiez, Inc.	11,415	290,169
TOTAL CONSUMER DISCRETIONARY			854,698,607
CONSUMER STAPLES — (5.5%)
	Albertsons Cos., Inc., Class A	143,113	2,837,931
	Andersons, Inc.	11,652	635,384
#	B&G Foods, Inc.	19,668	169,538
*	BellRing Brands, Inc.	46,495	2,384,264
*	BJ's Wholesale Club Holdings, Inc.	45,133	3,969,899
*	Boston Beer Co., Inc. , Class A	1,743	488,406
#	Brown-Forman Corp. (BF/A US), Class A	11,275	514,027
#	Brown-Forman Corp. (BFB US), Class B	47,065	2,125,455
	Calavo Growers, Inc.	6,792	161,582
	Campbell Soup Co.	27,744	1,300,084
	Casey's General Stores, Inc.	15,950	6,186,048
#*	Celsius Holdings, Inc.	30,826	1,443,582
#*	Central Garden & Pet Co. (CENT US)	2,583	102,907
*	Central Garden & Pet Co. (CENTA US), Class A	5,374	184,651
*	Chefs' Warehouse, Inc.	15,442	642,233
	Church & Dwight Co., Inc.	44,430	4,354,584
	Clorox Co.	17,821	2,351,125
	Coca-Cola Co.	581,190	38,788,621
	Coca-Cola Consolidated, Inc.	3,354	3,843,315
	Colgate-Palmolive Co.	96,383	9,560,230
	Constellation Brands, Inc., Class A	31,414	7,701,456
	Costco Wholesale Corp.	73,625	60,519,750
*	Coty, Inc., Class A	335,750	3,340,712
	Dollar General Corp.	34,986	4,211,965
*	Dollar Tree, Inc.	56,312	5,875,594
#*	Duckhorn Portfolio, Inc.	51,517	374,013
	Edgewell Personal Care Co.	26,615	1,041,977
*	elf Beauty, Inc.	17,014	2,936,276
	Energizer Holdings, Inc.	17,106	526,694
	Estee Lauder Cos., Inc., Class A	34,719	3,458,360
	Flowers Foods, Inc.	42,641	960,275
	Fresh Del Monte Produce, Inc.	4,600	115,230
*	Fresh Market, Inc.	1,517	0

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
*	Freshpet, Inc.	9,819	$1,194,972
	General Mills, Inc.	105,205	7,063,464
#*	Grocery Outlet Holding Corp.	42,283	827,055
*	Hain Celestial Group, Inc.	40,275	311,728
#*	Herbalife Ltd.	38,654	474,671
*	Honest Co., Inc.	25,253	94,194
	Ingles Markets, Inc., Class A	6,895	558,840
	Inter Parfums, Inc.	11,925	1,677,609
	J M Smucker Co.	25,533	3,011,617
#	J&J Snack Foods Corp.	1,203	202,946
	John B Sanfilippo & Son, Inc.	2,757	289,127
	Kellanova	49,302	2,866,911
	Kenvue, Inc.	546,594	10,106,523
	Keurig Dr Pepper, Inc.	214,894	7,366,566
	Kraft Heinz Co.	192,498	6,777,855
	Kroger Co.	234,479	12,779,105
	Lamb Weston Holdings, Inc.	9,733	584,175
	Lancaster Colony Corp.	5,954	1,149,479
#	Lifevantage Corp.	2,374	19,419
*	Lifeway Foods, Inc.	1,321	16,288
#	Limoneira Co.	5,200	114,608
	McCormick & Co., Inc. (MKC US)	57,683	4,442,168
	McCormick & Co., Inc. (MKC/V US)	400	30,820
*	Mission Produce, Inc.	8,172	91,853
	Molson Coors Beverage Co., Class B	2,000	105,700
*	Monster Beverage Corp.	120,022	6,175,132
	National Beverage Corp.	18,821	918,277
*	Natural Alternatives International, Inc.	1,014	5,901
	Natural Grocers by Vitamin Cottage, Inc.	6,703	182,858
#	Natural Health Trends Corp.	187	1,365
*	Nature's Sunshine Products, Inc.	6,479	110,856
	Nu Skin Enterprises, Inc., Class A	29,973	336,297
	Oil-Dri Corp. of America	1,014	66,011
	PepsiCo, Inc.	121,503	20,979,923
	PriceSmart, Inc.	11,338	1,035,500
	Procter & Gamble Co.	278,645	44,794,970
*	Seneca Foods Corp. (SENEA US), Class A	504	30,411
*	Simply Good Foods Co.	29,090	986,733
	SpartanNash Co.	16,618	350,972
	Spectrum Brands Holdings, Inc.	16,302	1,379,312
*	Sprouts Farmers Market, Inc.	58,387	5,832,277
	Sysco Corp.	114,179	8,751,820
	Target Corp.	75,043	11,287,218
#	Tootsie Roll Industries, Inc.	5,616	173,197
#*	TreeHouse Foods, Inc.	6,481	261,055
*	U.S. Foods Holding Corp.	77,884	4,236,111
*	United Natural Foods, Inc.	35,839	555,504
#	United-Guardian, Inc.	1,797	20,055
*	USANA Health Sciences, Inc.	10,221	455,857
	Village Super Market, Inc., Class A	2,601	82,400
#*	Vita Coco Co., Inc.	6,223	160,802
*	Vital Farms, Inc.	16,400	598,436
#	Walgreens Boots Alliance, Inc.	215,339	2,556,074
	Walmart, Inc.	653,522	44,857,750
#	Weis Markets, Inc.	13,792	1,040,606
#	WK Kellogg Co.	12,325	216,920
TOTAL CONSUMER STAPLES			393,704,461

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
ENERGY — (2.1%)
	Adams Resources & Energy, Inc.	101	$2,706
	Archrock, Inc.	171,289	3,550,821
	Baker Hughes Co.	287,856	11,145,784
*	Bristow Group, Inc.	11,880	450,846
#	Cactus, Inc., Class A	17,991	1,135,592
#*	Centrus Energy Corp., Class A	6,752	294,995
	ChampionX Corp.	86,096	2,949,649
	Cheniere Energy, Inc.	17,531	3,201,862
*	Clean Energy Fuels Corp.	43,049	122,690
#	Core Laboratories, Inc.	22,033	539,588
#	CVR Energy, Inc.	58,856	1,683,282
	Delek U.S. Holdings, Inc.	36,564	869,492
*	DMC Global, Inc.	20,221	272,983
*	Dril-Quip, Inc.	26,323	455,914
	Excelerate Energy, Inc., Class A	4,350	87,565
*	Expro Group Holdings NV	61,978	1,439,129
*	Forum Energy Technologies, Inc.	10,231	188,762
*	Geospace Technologies Corp.	3,600	33,588
*	Gulf Island Fabrication, Inc.	8,500	53,040
	Halliburton Co.	320,953	11,130,650
*	Helix Energy Solutions Group, Inc.	125,835	1,484,853
#	Helmerich & Payne, Inc.	13,527	546,761
	HF Sinclair Corp.	87,415	4,499,250
#	Liberty Energy, Inc.	111,394	2,690,165
	Marathon Petroleum Corp.	110,776	19,609,568
*	Natural Gas Services Group, Inc.	14,200	289,112
*	Newpark Resources, Inc.	88,168	728,268
	NOV, Inc.	239,226	4,980,685
*	Oceaneering International, Inc.	78,931	2,369,509
*	Oil States International, Inc.	64,778	370,530
	ONEOK, Inc.	54,026	4,501,987
	Phillips 66	82,330	11,977,368
#*	ProFrac Holding Corp., Class A	8,893	82,616
*	ProPetro Holding Corp.	76,296	731,679
*	REX American Resources Corp.	12,978	659,412
#	RPC, Inc.	127,138	949,721
	Schlumberger NV	328,618	15,868,963
*	Seadrill Ltd.	1,122	61,721
	Select Water Solutions, Inc.	65,163	770,227
	Solaris Oilfield Infrastructure, Inc., Class A	15,130	198,959
	TechnipFMC PLC	273,545	8,069,577
*	TETRA Technologies, Inc.	73,498	274,148
	Texas Pacific Land Corp.	7,586	6,409,411
#*	Transocean Ltd.	237,635	1,375,907
#*	Valaris Ltd.	9,586	753,364
	Valero Energy Corp.	124,665	20,160,824
*	Weatherford International PLC	33,130	3,904,702
	World Kinect Corp.	40,909	1,142,588
TOTAL ENERGY			155,070,813
FINANCIALS — (16.7%)
	1st Source Corp.	11,484	729,808
	ACNB Corp.	674	27,958
	Affiliated Managers Group, Inc.	19,859	3,686,228
#*	Affirm Holdings, Inc.	66,852	1,891,243
	Aflac, Inc.	130,944	12,489,439
	Allstate Corp.	51,812	8,866,069
	Ally Financial, Inc.	144,750	6,515,197
	Amalgamated Financial Corp.	15,984	508,451

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Ambac Financial Group, Inc.	31,288	$412,689
	Amerant Bancorp, Inc.	17,767	399,580
*	American Coastal Insurance Corp., Class C	1,774	21,661
	American Express Co.	98,561	24,939,875
	American Financial Group, Inc.	37,198	4,871,450
	American International Group, Inc.	189,889	15,044,905
	Ameriprise Financial, Inc.	31,775	13,665,474
	Ameris Bancorp	26,452	1,610,662
	AMERISAFE, Inc.	8,964	425,611
	AmeriServ Financial, Inc.	3,000	7,530
	Aon PLC, Class A	24,485	8,043,567
	Apollo Global Management, Inc.	93,248	11,684,907
*	Arch Capital Group Ltd.	109,663	10,503,522
	Ares Management Corp., Class A	19,661	3,012,065
	Arrow Financial Corp.	6,059	190,980
	Arthur J Gallagher & Co.	14,220	4,031,228
#	Artisan Partners Asset Management, Inc., Class A	26,761	1,181,766
*	AssetMark Financial Holdings, Inc.	15,779	544,375
	Associated Banc-Corp.	50,970	1,171,291
	Associated Capital Group, Inc., Class A	670	22,800
	Assurant, Inc.	18,171	3,177,563
	Assured Guaranty Ltd.	36,145	2,977,264
	Atlantic Union Bankshares Corp.	42,266	1,745,163
#*	Atlanticus Holdings Corp.	6,885	246,276
*	AvidXchange Holdings, Inc.	25,467	227,675
	Axis Capital Holdings Ltd.	54,623	4,137,692
*	Axos Financial, Inc.	26,620	1,943,526
#	B Riley Financial, Inc.	9,799	188,141
#*	Baldwin Insurance Group, Inc.	2,474	108,213
#	Banc of California, Inc.	46,543	650,671
	BancFirst Corp.	11,358	1,220,190
*	Bancorp, Inc.	32,595	1,689,725
	Bank of America Corp.	593,476	23,923,018
#	Bank of Hawaii Corp.	14,004	960,534
	Bank of Marin Bancorp	4,276	86,846
	Bank of New York Mellon Corp.	111,951	7,284,652
	Bank of NT Butterfield & Son Ltd.	20,102	770,711
	Bank OZK	42,265	1,981,806
	BankFinancial Corp.	1,550	18,166
	BankUnited, Inc.	20,716	797,980
	Bankwell Financial Group, Inc.	459	12,921
	Banner Corp.	26,810	1,587,688
	Bar Harbor Bankshares	5,537	176,963
	BCB Bancorp, Inc.	10,900	138,212
	Berkshire Hills Bancorp, Inc.	13,261	366,004
	BGC Group, Inc., Class A	122,947	1,132,342
	BlackRock, Inc.	15,683	13,746,149
	Blackstone, Inc.	73,635	10,467,215
*	Block, Inc.	106,104	6,565,716
	BOK Financial Corp.	21,201	2,180,311
	Bread Financial Holdings, Inc.	21,048	1,148,800
*	Bridgewater Bancshares, Inc.	6,348	87,666
*	Brighthouse Financial, Inc.	35,415	1,766,146
	Brightsphere Investment Group, Inc.	13,581	355,686
#	Brookfield Asset Management Ltd., Class A	9,838	429,232
	Brookline Bancorp, Inc.	54,753	574,359
	Brown & Brown, Inc.	37,996	3,777,942
	Business First Bancshares, Inc.	3,343	84,979
	Byline Bancorp, Inc.	14,567	408,604

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	C&F Financial Corp.	202	$12,019
	Cadence Bank	66,730	2,193,415
*	California BanCorp	785	19,696
	Camden National Corp.	5,650	235,492
	Capital Bancorp, Inc.	666	16,976
	Capital City Bank Group, Inc.	7,273	258,192
	Capital One Financial Corp.	62,410	9,448,874
	Capitol Federal Financial, Inc.	69,311	438,046
	Carlyle Group, Inc.	80,095	3,983,925
#	Cass Information Systems, Inc.	3,680	158,019
	Cathay General Bancorp	31,475	1,394,972
	Cboe Global Markets, Inc.	20,210	3,708,737
	Central Pacific Financial Corp.	8,622	224,948
#	CF Bankshares, Inc.	1,038	22,083
	Charles Schwab Corp.	176,457	11,503,232
	Chemung Financial Corp.	900	43,884
	Chubb Ltd.	66,669	18,377,977
	Cincinnati Financial Corp.	31,705	4,141,307
	Citigroup, Inc.	140,902	9,141,722
	Citizens & Northern Corp.	11,409	231,032
	Citizens Financial Group, Inc.	100,331	4,281,124
#*	Citizens, Inc.	4,745	12,290
#	City Holding Co.	6,590	803,321
	Civista Bancshares, Inc.	2,072	37,192
	CME Group, Inc.	14,925	2,891,122
	CNB Financial Corp.	9,908	254,239
	CNO Financial Group, Inc.	10,578	368,749
*	Coastal Financial Corp.	3,619	190,721
#	Cohen & Steers, Inc.	15,222	1,306,352
*	Coinbase Global, Inc., Class A	17,523	3,931,460
	Colony Bankcorp, Inc.	989	15,359
	Columbia Banking System, Inc.	10,328	270,180
#*	Columbia Financial, Inc.	45,214	814,304
	Comerica, Inc.	8,693	476,463
	Commerce Bancshares, Inc.	34,189	2,212,370
	Community Financial System, Inc.	15,527	957,705
	Community Trust Bancorp, Inc.	9,403	476,920
	Community West Bancshares	2,618	54,297
	ConnectOne Bancorp, Inc.	14,523	351,747
*	Consumer Portfolio Services, Inc.	2,632	24,899
	Corebridge Financial, Inc.	176,789	5,224,115
*	Corpay, Inc.	7,494	2,186,899
	Crawford & Co. (CRD/A US), Class A	2,485	24,328
	Crawford & Co. (CRD/B US), Class B	33,605	309,502
#*	Credit Acceptance Corp.	4,908	2,821,609
*	CrossFirst Bankshares, Inc.	23,512	435,912
	Cullen/Frost Bankers, Inc.	17,570	2,056,744
*	Customers Bancorp, Inc.	15,155	977,194
	CVB Financial Corp.	38,027	724,795
	Diamond Hill Investment Group, Inc.	1,753	279,113
	Dime Community Bancshares, Inc.	19,109	483,076
	Discover Financial Services	92,239	13,281,494
	Donegal Group, Inc. (DGICA US), Class A	18,392	270,914
*	Donnelley Financial Solutions, Inc.	13,002	877,375
	Eagle Bancorp, Inc.	18,307	393,967
	East West Bancorp, Inc.	37,101	3,260,807
	Eastern Bankshares, Inc.	44,552	741,345
*	eHealth, Inc.	11,013	58,479
	Employers Holdings, Inc.	19,411	931,922

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Enact Holdings, Inc.	3,441	$117,097
*	Encore Capital Group, Inc.	14,337	724,735
*	Enova International, Inc.	17,477	1,511,236
*	Enstar Group Ltd.	8,226	2,668,514
	Enterprise Bancorp, Inc.	5,281	156,054
	Enterprise Financial Services Corp.	14,481	765,610
	Equitable Holdings, Inc.	156,605	6,829,544
	Equity Bancshares, Inc., Class A	7,700	311,850
	Erie Indemnity Co., Class A	13,648	6,020,815
	Esquire Financial Holdings, Inc.	3,182	196,234
	ESSA Bancorp, Inc.	1,868	35,847
	Essent Group Ltd.	48,964	3,076,898
*	Euronet Worldwide, Inc.	7,930	808,781
	Evercore, Inc., Class A	21,051	5,270,960
	Everest Group Ltd.	17,373	6,825,331
#	EVERTEC, Inc.	5,433	187,276
#*	EZCORP, Inc., Class A	22,641	235,919
#	F&G Annuities & Life, Inc.	14,226	613,567
	FactSet Research Systems, Inc.	8,980	3,709,548
	Farmers National Banc Corp.	1,526	23,821
	FB Financial Corp.	24,306	1,134,847
	Federal Agricultural Mortgage Corp. (AGM US), Class C	5,226	1,077,706
	Federated Hermes, Inc.	40,234	1,381,233
	Fidelity National Financial, Inc.	209,213	11,592,492
	Fidelity National Information Services, Inc.	86,914	6,677,603
	Fifth Third Bancorp	66,107	2,798,970
	Financial Institutions, Inc.	3,311	87,146
	First American Financial Corp.	58,614	3,550,836
	First BanCorp	90,917	1,950,170
	First Bancorp, Inc.	1,624	45,716
	First Bancorp/Southern Pines NC	20,832	870,778
	First Bancshares, Inc.	12,504	416,633
	First Bank	14,059	217,071
	First Busey Corp.	25,205	691,625
	First Business Financial Services, Inc.	1,369	63,001
	First Capital, Inc.	400	12,696
	First Citizens BancShares, Inc., Class A	4,120	8,601,283
	First Commonwealth Financial Corp.	52,241	944,517
	First Community Bankshares, Inc.	6,768	303,071
	First Community Corp.	1,506	33,885
	First Financial Bancorp	54,503	1,491,202
#	First Financial Bankshares, Inc.	28,966	1,114,032
	First Financial Corp.	4,517	203,084
	First Financial Northwest, Inc.	1,300	27,963
	First Foundation, Inc.	25,586	179,102
	First Hawaiian, Inc.	47,843	1,197,989
	First Horizon Corp.	40,737	681,530
	First Internet Bancorp	909	33,688
	First Interstate BancSystem, Inc., Class A	30,595	965,884
	First Merchants Corp.	21,791	879,267
	First Mid Bancshares, Inc.	9,963	382,480
	First of Long Island Corp.	12,744	167,201
#	First Savings Financial Group, Inc.	714	15,372
	First United Corp.	402	11,308
*	First Western Financial, Inc.	900	16,326
	FirstCash Holdings, Inc.	15,361	1,714,288
*	Fiserv, Inc.	53,932	8,821,657
	Five Star Bancorp	1,408	41,395
	Flushing Financial Corp.	15,594	229,700

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	FNB Corp.	162,754	$2,496,646
	Franklin Financial Services Corp.	387	12,961
	Franklin Resources, Inc.	123,492	2,824,262
	FS Bancorp, Inc.	1,212	53,364
	Fulton Financial Corp.	69,584	1,347,842
*	Genworth Financial, Inc., Class A	310,878	2,104,644
#	German American Bancorp, Inc.	17,033	670,078
#	Glacier Bancorp, Inc.	30,105	1,345,995
	Global Payments, Inc.	46,555	4,731,850
	Globe Life, Inc.	33,528	3,109,387
	Goldman Sachs Group, Inc.	39,495	20,104,140
#*	Goosehead Insurance, Inc., Class A	2,796	252,451
	Great Southern Bancorp, Inc.	5,348	334,838
*	Green Dot Corp., Class A	35,667	340,977
	Greene County Bancorp, Inc.	6,632	240,410
*	Greenlight Capital Re Ltd., Class A	23,678	326,756
	Guaranty Bancshares, Inc.	581	20,062
	Hamilton Lane, Inc., Class A	10,728	1,548,801
	Hancock Whitney Corp.	6,877	376,378
	Hanmi Financial Corp.	11,684	238,354
	Hanover Insurance Group, Inc.	18,335	2,520,879
	HarborOne Bancorp, Inc.	17,022	227,244
	Hartford Financial Services Group, Inc.	150,635	16,708,434
#	Hawthorn Bancshares, Inc.	713	15,686
	HBT Financial, Inc.	898	20,654
#	HCI Group, Inc.	4,324	407,580
	Heartland Financial USA, Inc.	20,673	1,127,092
#	Hennessy Advisors, Inc.	1,267	10,440
	Heritage Commerce Corp.	21,289	220,341
	Heritage Financial Corp.	12,893	298,731
*	Heritage Insurance Holdings, Inc.	7,320	58,487
	Hilltop Holdings, Inc.	10,662	351,739
	Hingham Institution For Savings The	585	145,484
#*	Hippo Holdings, Inc.	2,820	50,027
	HMN Financial, Inc.	600	15,870
	Home Bancorp, Inc.	898	39,620
	Home BancShares, Inc.	64,598	1,830,061
	HomeStreet, Inc.	7,899	113,746
	HomeTrust Bancshares, Inc.	3,167	112,333
	Hope Bancorp, Inc.	42,908	564,669
	Horace Mann Educators Corp.	22,657	783,252
	Horizon Bancorp, Inc.	18,244	291,357
	Houlihan Lokey, Inc.	17,924	2,693,081
	Huntington Bancshares, Inc.	21,955	328,227
	IF Bancorp, Inc.	1,300	22,750
	Independent Bank Corp. (IBCP US)	6,401	222,051
	Independent Bank Corp. (INDB US)	11,297	724,703
	Independent Bank Group, Inc.	29,072	1,716,992
	Interactive Brokers Group, Inc., Class A	8,838	1,054,108
	Intercontinental Exchange, Inc.	31,977	4,846,434
	International Bancshares Corp.	24,898	1,679,121
*	International Money Express, Inc.	13,736	305,077
	Invesco Ltd.	172,908	2,984,392
	Investors Title Co.	494	105,143
	Jack Henry & Associates, Inc.	2,054	352,220
	Jackson Financial, Inc., Class A	14,027	1,235,218
	James River Group Holdings Ltd.	21,155	182,779
	Janus Henderson Group PLC	84,862	3,159,412
	Jefferies Financial Group, Inc.	53,669	3,138,026

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	JPMorgan Chase & Co.	399,014	$84,910,179
	Kearny Financial Corp.	26,285	189,252
	Kemper Corp.	30,748	1,969,717
	KeyCorp	207,894	3,353,330
*	Kingstone Cos., Inc.	9,273	65,467
	Kinsale Capital Group, Inc.	5,810	2,655,577
	KKR & Co., Inc.	53,126	6,558,405
	Lake Shore Bancorp, Inc.	663	8,221
#	Lakeland Financial Corp.	12,730	872,387
	Landmark Bancorp, Inc.	552	11,012
#	Lazard, Inc.	27,857	1,369,729
*	LendingClub Corp.	45,786	572,783
*	LendingTree, Inc.	572	30,442
	Lincoln National Corp.	82,723	2,754,676
	Live Oak Bancshares, Inc.	16,544	746,796
	LPL Financial Holdings, Inc.	35,103	7,776,017
	M&T Bank Corp.	23,493	4,044,790
	Macatawa Bank Corp.	3,313	49,099
	Magyar Bancorp, Inc.	1,343	17,016
	MainStreet Bancshares, Inc.	515	9,198
*	Markel Group, Inc.	2,439	3,997,155
	MarketAxess Holdings, Inc.	6,426	1,436,404
*	Marqeta, Inc., Class A	23,459	126,444
	Marsh & McLennan Cos., Inc.	44,447	9,892,569
	Mastercard, Inc., Class A	125,721	58,298,085
	Mercantile Bank Corp.	6,280	303,701
	Merchants Bancorp	19,746	888,570
	Mercury General Corp.	29,879	1,788,856
	Meridian Corp.	2,100	24,465
	MetLife, Inc.	245,611	18,875,205
#	Metrocity Bankshares, Inc.	1,072	33,886
#*	Metropolitan Bank Holding Corp.	2,400	126,552
	MGIC Investment Corp.	163,819	4,069,264
	Mid Penn Bancorp, Inc.	12,010	356,096
#	Middlefield Banc Corp.	954	25,720
	Midland States Bancorp, Inc.	11,651	276,595
	MidWestOne Financial Group, Inc.	5,831	170,907
#	Moelis & Co., Class A	19,987	1,359,116
	Moody's Corp.	25,796	11,775,358
	Morgan Stanley	195,438	20,171,156
	Morningstar, Inc.	12,452	3,955,378
*	Mr. Cooper Group, Inc.	33,693	3,028,327
	MSCI, Inc.	15,147	8,190,892
	MVB Financial Corp.	8,282	190,238
	Nasdaq, Inc.	48,186	3,261,228
	National Bank Holdings Corp., Class A	17,916	750,322
	National Bankshares, Inc.	507	16,112
	Navient Corp.	97,570	1,601,124
#	NBT Bancorp, Inc.	16,404	804,124
*	NCR Atleos Corp.	33,343	1,071,977
	Nelnet, Inc., Class A	13,645	1,537,928
#	New York Community Bancorp, Inc.	9,925	104,411
*	NI Holdings, Inc.	2,397	39,359
#*	Nicholas Financial, Inc.	2,510	15,964
	Nicolet Bankshares, Inc.	5,267	529,650
*	NMI Holdings, Inc., Class A	44,940	1,768,389
	Northeast Bank	1,100	79,926
	Northeast Community Bancorp, Inc.	1,191	27,131
	Northern Trust Corp.	44,930	3,983,044

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Northfield Bancorp, Inc.	15,762	$197,183
	Northrim BanCorp, Inc.	383	26,197
	Northwest Bancshares, Inc.	71,981	1,010,613
	Norwood Financial Corp.	600	17,688
	Oak Valley Bancorp	817	23,260
	OceanFirst Financial Corp.	38,089	692,077
	OFG Bancorp	21,592	980,709
	Ohio Valley Banc Corp.	243	5,844
	Old National Bancorp	123,556	2,473,591
	Old Republic International Corp.	160,655	5,561,876
	Old Second Bancorp, Inc.	14,321	242,311
	OneMain Holdings, Inc.	60,968	3,186,188
*	Onity Group, Inc.	3,051	89,181
#*	Open Lending Corp., Class A	33,122	208,669
	Oppenheimer Holdings, Inc., Class A	4,778	245,685
	Origin Bancorp, Inc.	7,350	252,546
	Orrstown Financial Services, Inc.	2,128	74,820
#*	Oscar Health, Inc., Class A	71,768	1,268,858
	Pacific Premier Bancorp, Inc.	53,630	1,451,228
*	Palomar Holdings, Inc.	10,339	951,291
#	Park National Corp.	5,366	949,567
	Parke Bancorp, Inc.	2,561	50,093
#	Pathfinder Bancorp, Inc.	900	15,210
	Pathward Financial, Inc.	13,054	881,667
*	Paymentus Holdings, Inc., Class A	5,596	118,355
*	PayPal Holdings, Inc.	192,139	12,638,903
*	Paysafe Ltd.	12,640	265,314
*	Paysign, Inc.	3,895	20,760
	PCB Bancorp	653	12,583
	Peapack-Gladstone Financial Corp.	9,037	255,386
	PennyMac Financial Services, Inc.	21,180	2,078,182
	Peoples Bancorp of North Carolina, Inc.	1,287	40,901
	Peoples Bancorp, Inc.	16,386	545,162
	Peoples Financial Services Corp.	500	24,835
	Pinnacle Financial Partners, Inc.	21,604	2,080,897
*	Pioneer Bancorp, Inc.	1,058	11,797
	Piper Sandler Cos.	7,407	2,024,185
#	PJT Partners, Inc., Class A	4,492	597,166
	Plumas Bancorp	646	27,952
	PNC Financial Services Group, Inc.	25,843	4,680,167
*	Ponce Financial Group, Inc.	1,223	12,108
	Popular, Inc.	31,365	3,218,990
*	PRA Group, Inc.	19,251	513,039
	Preferred Bank	6,166	530,646
	Premier Financial Corp.	24,956	632,385
	Primerica, Inc.	19,688	4,956,848
	Primis Financial Corp.	3,200	42,240
	Princeton Bancorp, Inc.	708	27,697
	Principal Financial Group, Inc.	89,290	7,278,028
*	ProAssurance Corp.	30,967	405,668
	PROG Holdings, Inc.	43,250	1,948,845
	Progressive Corp.	56,709	12,142,531
	Prosperity Bancshares, Inc.	28,659	2,078,351
*	Provident Bancorp, Inc.	1,077	11,729
	Provident Financial Services, Inc.	37,279	691,153
	Prudential Financial, Inc.	160,801	20,151,581
	QCR Holdings, Inc.	7,184	549,145
	Radian Group, Inc.	77,752	2,884,599
	Raymond James Financial, Inc.	48,246	5,596,536

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Red River Bancshares, Inc.	148	$8,247
	Regional Management Corp.	1,439	47,055
	Regions Financial Corp.	96,306	2,154,365
	Reinsurance Group of America, Inc.	29,244	6,592,475
	RenaissanceRe Holdings Ltd.	21,994	5,100,629
	Renasant Corp.	35,179	1,209,806
#*	Repay Holdings Corp.	17,929	172,477
	Republic Bancorp, Inc., Class A	2,649	173,827
#	Richmond Mutual BanCorp, Inc.	1,351	16,307
	RLI Corp.	20,908	3,148,536
*	Robinhood Markets, Inc., Class A	254,180	5,228,483
*	Rocket Cos., Inc., Class A	10,424	168,765
	S&P Global, Inc.	29,014	14,063,956
	S&T Bancorp, Inc.	17,418	773,011
#	Safety Insurance Group, Inc.	8,226	703,734
	Sandy Spring Bancorp, Inc.	22,358	684,826
	SB Financial Group, Inc.	1,702	28,747
	Seacoast Banking Corp. of Florida	18,946	527,457
*	Security National Financial Corp., Class A	1,151	9,496
	SEI Investments Co.	52,186	3,540,298
	Selective Insurance Group, Inc.	26,664	2,408,292
#	ServisFirst Bancshares, Inc.	16,346	1,311,603
#*	Shift4 Payments, Inc., Class A	4,150	285,478
	Shore Bancshares, Inc.	3,170	46,028
	Sierra Bancorp	1,779	51,751
	Silvercrest Asset Management Group, Inc., Class A	953	16,897
	Simmons First National Corp., Class A	58,474	1,258,945
*	SiriusPoint Ltd.	104,416	1,500,458
*	Skyward Specialty Insurance Group, Inc.	2,890	114,357
	SLM Corp.	138,971	3,153,252
	SmartFinancial, Inc.	2,470	70,000
#*	SoFi Technologies, Inc.	198,233	1,494,677
	Sound Financial Bancorp, Inc.	200	8,750
	South Plains Financial, Inc.	1,718	55,732
*	Southern First Bancshares, Inc.	700	24,220
	Southern Missouri Bancorp, Inc.	1,543	88,260
#	Southside Bancshares, Inc.	12,709	444,688
	SouthState Corp.	31,029	3,070,940
	State Street Corp.	45,941	3,903,607
	Stellar Bancorp, Inc.	6,481	177,579
#	Stewart Information Services Corp.	15,213	1,075,559
	Stifel Financial Corp.	32,104	2,846,662
#	Stock Yards Bancorp, Inc.	10,342	643,479
*	StoneX Group, Inc.	11,511	959,327
	Summit State Bank	922	8,694
	Synchrony Financial	157,018	7,974,944
	Synovus Financial Corp.	45,941	2,147,742
	T Rowe Price Group, Inc.	42,877	4,896,982
*	Texas Capital Bancshares, Inc.	19,486	1,288,025
	TFS Financial Corp.	49,800	675,288
*	Third Coast Bancshares, Inc.	659	15,401
	Timberland Bancorp, Inc.	618	18,880
	Tiptree, Inc.	18,783	370,964
#*	Toast, Inc., Class A	90,914	2,378,310
	Tompkins Financial Corp.	6,386	401,935
	Towne Bank	31,019	1,031,072
	Tradeweb Markets, Inc., Class A	5,958	665,389
	Travelers Cos., Inc.	100,687	21,792,694
	TriCo Bancshares	13,353	621,315

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
*	Triumph Financial, Inc.	9,377	$850,775
	Truist Financial Corp.	8,514	380,491
	TrustCo Bank Corp.	13,325	474,503
	Trustmark Corp.	42,990	1,493,043
	U.S. Bancorp	114,543	5,140,690
	UMB Financial Corp.	19,051	1,943,583
	United Bancorp, Inc.	1,200	15,000
	United Bancshares, Inc.	300	5,805
	United Bankshares, Inc.	106,071	4,129,344
	United Community Banks, Inc.	41,110	1,272,354
	United Fire Group, Inc.	17,383	389,553
	United Security Bancshares	442	3,567
	Unity Bancorp, Inc.	600	20,772
	Universal Insurance Holdings, Inc.	17,456	345,803
	Univest Financial Corp.	13,273	366,998
	Unum Group	90,874	5,227,981
#	Valley National Bancorp	206,643	1,735,801
	Value Line, Inc.	245	11,576
#*	Velocity Financial, Inc.	574	10,866
	Veritex Holdings, Inc.	14,836	371,939
	Victory Capital Holdings, Inc., Class A	26,320	1,378,905
	Virtu Financial, Inc., Class A	34,775	950,053
	Virtus Investment Partners, Inc.	4,377	989,202
	Visa, Inc., Class A	235,534	62,574,318
	Voya Financial, Inc.	47,539	3,457,511
	W R Berkley Corp.	149,127	8,221,372
	WaFd, Inc.	32,119	1,143,115
#	Walker & Dunlop, Inc.	17,921	1,915,755
	Washington Trust Bancorp, Inc.	7,092	227,015
	Waterstone Financial, Inc.	8,901	132,803
	Webster Financial Corp.	55,147	2,736,394
	Wells Fargo & Co.	250,927	14,890,008
	WesBanco, Inc.	47,751	1,522,302
#	West BanCorp, Inc.	2,622	54,380
	Westamerica BanCorp	15,443	833,304
	Western Alliance Bancorp	29,295	2,357,076
	Western New England Bancorp, Inc.	2,300	19,044
	Western Union Co.	107,513	1,278,330
#*	WEX, Inc.	12,936	2,373,109
	White Mountains Insurance Group Ltd.	1,380	2,464,680
	Willis Towers Watson PLC	21,041	5,939,453
	Wintrust Financial Corp.	20,536	2,221,995
#	WisdomTree, Inc.	84,822	1,012,775
*	World Acceptance Corp.	3,007	367,215
	WSFS Financial Corp.	24,165	1,365,081
	WVS Financial Corp.	100	1,231
	Zions Bancorp NA	42,923	2,217,831
TOTAL FINANCIALS			1,203,478,181
HEALTH CARE — (12.2%)
*	4D Molecular Therapeutics, Inc.	7,780	137,939
	Abbott Laboratories	97,794	10,360,296
	AbbVie, Inc.	269,102	49,869,983
††	Abiomed, Inc.	5,835	91,084
*	Acadia Healthcare Co., Inc.	19,826	1,285,716
*	Accolade, Inc.	39,895	163,570
#*	Accuray, Inc.	44,085	81,116
*	AdaptHealth Corp.	26,252	298,223
#*	Adaptive Biotechnologies Corp.	55,669	253,294

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Addus HomeCare Corp.	3,323	$403,279
	Agilent Technologies, Inc.	49,220	6,959,708
*	Agios Pharmaceuticals, Inc.	1,239	57,490
††	Albireo Pharma, Inc.	3,349	18,754
*	Alector, Inc.	6,796	40,776
*	Align Technology, Inc.	11,194	2,595,665
#*	Allogene Therapeutics, Inc.	19,929	58,591
*	Alnylam Pharmaceuticals, Inc.	9,192	2,182,732
*	Amedisys, Inc.	2,407	236,006
	Amgen, Inc.	87,600	29,124,372
#*	AMN Healthcare Services, Inc.	21,352	1,443,822
*	AnaptysBio, Inc.	5,264	183,398
*	AngioDynamics, Inc.	23,477	184,060
*	ANI Pharmaceuticals, Inc.	589	38,709
*	Anika Therapeutics, Inc.	5,680	154,780
#*	Arcturus Therapeutics Holdings, Inc.	4,218	98,954
#*	Arcus Biosciences, Inc.	27,031	443,579
#*	Artivion, Inc.	7,700	209,055
*	Astrana Health, Inc.	12,543	658,006
#*	Astria Therapeutics, Inc.	10,807	126,226
#*	AtriCure, Inc.	24,771	534,310
	Atrion Corp.	383	175,529
*	Avanos Medical, Inc.	20,471	489,666
*	Avantor, Inc.	184,577	4,937,435
*	Axogen, Inc.	9,935	87,229
*	Axonics, Inc.	6,683	457,652
#*	Azenta, Inc.	22,838	1,422,579
	Becton Dickinson & Co.	19,578	4,719,473
*	Biogen, Inc.	29,025	6,188,130
#*	BioLife Solutions, Inc.	3,279	78,762
*	BioMarin Pharmaceutical, Inc.	38,043	3,208,166
*	Bio-Rad Laboratories, Inc., Class A	5,862	1,983,466
*	Biote Corp., Class A	13,313	105,572
	Bio-Techne Corp.	38,917	3,175,238
*	Boston Scientific Corp.	122,785	9,071,356
	Bristol-Myers Squibb Co.	552,582	26,280,800
*	Brookdale Senior Living, Inc.	7,600	58,748
	Bruker Corp.	45,995	3,151,117
	Cardinal Health, Inc.	68,878	6,944,969
*	CareDx, Inc.	6,855	137,031
#*	Caribou Biosciences, Inc.	9,323	21,629
*	Castle Biosciences, Inc.	13,600	328,168
	Cencora, Inc.	49,655	11,811,931
*	Centene Corp.	152,289	11,714,070
#*	Certara, Inc.	46,337	723,321
*	Charles River Laboratories International, Inc.	2,096	511,634
	Chemed Corp.	2,171	1,237,817
††	Chinook Therapeutics, Inc.	11,306	14,133
	Cigna Group	68,560	23,904,815
#*	Community Health Systems, Inc.	6,196	32,591
#	CONMED Corp.	8,123	560,812
	Cooper Cos., Inc.	26,109	2,436,753
*	Corcept Therapeutics, Inc.	1,716	66,358
*	CorVel Corp.	8,012	2,458,082
#*	CRISPR Therapeutics AG	25,886	1,483,009
*	Cross Country Healthcare, Inc.	23,224	423,606
#*	CryoPort, Inc.	19,005	175,416
#*	Cue Biopharma, Inc.	7,183	5,998
*	Cullinan Therapeutics, Inc.	5,280	102,168

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
	CVS Health Corp.	249,508	$15,052,818
	Danaher Corp.	69,334	19,211,065
*	DaVita, Inc.	23,310	3,184,612
#*	Definitive Healthcare Corp.	38,735	151,067
*	Denali Therapeutics, Inc.	4,274	104,157
#	Dentsply Sirona, Inc.	62,467	1,695,354
#*	Design Therapeutics, Inc.	2,193	11,184
*	Dexcom, Inc.	41,272	2,799,067
#*	Doximity, Inc., Class A	34,631	969,668
#*	Dynavax Technologies Corp.	31,261	349,811
*	Edwards Lifesciences Corp.	52,365	3,301,613
*	Elanco Animal Health, Inc.	5,375	70,090
*	Electromed, Inc.	2,300	35,972
	Elevance Health, Inc.	44,081	23,452,414
	Eli Lilly & Co.	76,168	61,259,637
*	Eliem Therapeutics, Inc.	1,636	13,562
	Embecta Corp.	24,133	378,164
	Encompass Health Corp.	19,158	1,780,545
*	Enhabit, Inc.	31,700	324,608
*	Enovis Corp.	3,344	159,308
	Ensign Group, Inc.	3,117	438,718
*	Envista Holdings Corp.	81,648	1,393,731
*	Evolent Health, Inc., Class A	44,287	1,032,773
#*	Exact Sciences Corp.	29,221	1,334,815
*	Exelixis, Inc.	12,373	290,147
*	FONAR Corp.	776	14,340
#*	Fortrea Holdings, Inc.	20,313	560,436
#*	Fulgent Genetics, Inc.	15,506	371,059
*	GE HealthCare Technologies, Inc.	79,348	6,715,221
	Gilead Sciences, Inc.	260,829	19,838,654
#*	GoodRx Holdings, Inc., Class A	47,924	433,712
*	GRAIL, Inc.	3,414	52,507
#*	Haemonetics Corp.	12,916	1,163,086
*	Halozyme Therapeutics, Inc.	7,386	408,150
*	Harvard Bioscience, Inc.	3,317	10,614
	HCA Healthcare, Inc.	12,611	4,578,424
*	Health Catalyst, Inc.	37,632	277,348
*	HealthEquity, Inc.	28,074	2,203,248
	HealthStream, Inc.	14,850	441,194
*	Henry Schein, Inc.	53,133	3,822,388
*	Hologic, Inc.	59,418	4,849,103
	Humana, Inc.	20,840	7,535,952
*	ICON PLC	10,620	3,488,033
*	ICU Medical, Inc.	2,192	278,340
*	IDEXX Laboratories, Inc.	20,849	9,926,626
*	Illumina, Inc.	20,487	2,511,706
#*	Immunovant, Inc.	3,929	114,216
#*	Inari Medical, Inc.	13,968	650,350
*	Incyte Corp.	69,536	4,524,708
*	InfuSystem Holdings, Inc.	2,116	14,600
*	Innoviva, Inc.	6,061	114,189
#*	Inogen, Inc.	5,653	52,290
*	Insulet Corp.	5,964	1,159,103
*	Integer Holdings Corp.	13,826	1,641,976
*	Integra LifeSciences Holdings Corp.	18,636	462,359
#*	Intellia Therapeutics, Inc.	11,600	304,036
*	Intuitive Surgical, Inc.	21,266	9,455,076
*	IQVIA Holdings, Inc.	49,615	12,216,701
	iRadimed Corp.	1,652	77,165

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	iTeos Therapeutics, Inc.	1,000	$17,590
*	Jazz Pharmaceuticals PLC	4,101	452,135
	Johnson & Johnson	413,006	65,192,997
#*	Joint Corp.	1,721	24,817
*	KalVista Pharmaceuticals, Inc.	12,280	178,551
#*	Krystal Biotech, Inc.	4,395	916,182
*	Kura Oncology, Inc.	3,323	69,152
#*	Kymera Therapeutics, Inc.	11,458	529,360
	Labcorp Holdings, Inc.	18,021	3,882,444
	LeMaitre Vascular, Inc.	6,941	603,103
*	LENSAR, Inc.	1,319	6,582
*	LivaNova PLC	13,536	668,678
*	Maravai LifeSciences Holdings, Inc., Class A	26,030	253,272
#*	Masimo Corp.	13,430	1,436,741
#*	MaxCyte, Inc.	20,830	99,984
	McKesson Corp.	22,124	13,650,950
*	Medpace Holdings, Inc.	8,275	3,165,353
	Medtronic PLC	142,929	11,480,057
	Merck & Co., Inc.	229,731	25,989,468
#*	Merit Medical Systems, Inc.	17,637	1,504,260
*	Merrimack Pharmaceuticals, Inc.	2,200	0
	Mesa Laboratories, Inc.	3,173	363,372
*	Mettler-Toledo International, Inc.	3,222	4,900,759
††	Mirati Therapeutics, Inc.	8,088	24,102
*	Moderna, Inc.	73,749	8,792,356
#*	ModivCare, Inc.	2,046	46,690
*	Molina Healthcare, Inc.	31,084	10,608,037
*	Myriad Genetics, Inc.	30,199	844,666
#*	Natera, Inc.	6,912	707,720
	National HealthCare Corp.	2,109	287,161
	National Research Corp.	4,399	112,131
*	NeoGenomics, Inc.	48,904	867,068
#*	Nuvalent, Inc., Class A	2,023	161,719
#*	Olema Pharmaceuticals, Inc.	22,500	363,600
*	OmniAb, Inc. (OABI UQ)	72,785	348,640
*	Omnicell, Inc.	10,710	312,839
#*	OptimizeRx Corp.	4,481	48,888
*	Option Care Health, Inc.	50,018	1,485,034
*	OraSure Technologies, Inc.	11,284	50,552
	Organon & Co.	57,298	1,252,534
*	ORIC Pharmaceuticals, Inc.	5,234	58,621
*	Orthofix Medical, Inc.	120	1,930
#*	Outset Medical, Inc.	25,347	89,982
#*	Ovid therapeutics, Inc.	11,198	11,646
*	Owens & Minor, Inc.	47,939	787,158
#*	Pacific Biosciences of California, Inc.	6,313	13,005
#	Patterson Cos., Inc.	48,840	1,233,210
#*††	PDL BioPharma, Inc.	17,391	20,869
*	Pediatrix Medical Group, Inc.	59,160	493,394
*	Pennant Group, Inc.	2,661	79,324
#*	Penumbra, Inc.	6,035	1,008,388
#*	Performant Financial Corp.	4,894	18,157
	Perrigo Co. PLC	38,659	1,092,890
#*	PetIQ, Inc.	12,400	271,312
	Pfizer, Inc.	727,263	22,210,612
#*	Phreesia, Inc.	1,985	49,526
#	Premier, Inc., Class A	77,820	1,632,664
*	Privia Health Group, Inc.	5,600	116,144
*	Pro-Dex, Inc.	1,452	29,359

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Progyny, Inc.	5,729	$161,558
#*	Protagonist Therapeutics, Inc.	2,249	84,203
#*	Prothena Corp. PLC	13,169	306,574
*	Psychemedics Corp.	600	1,428
*	Quanterix Corp.	19,606	289,385
	Quest Diagnostics, Inc.	10,978	1,562,169
*	R1 RCM, Inc.	52,809	680,180
*	RadNet, Inc.	20,127	1,202,588
*	Regeneron Pharmaceuticals, Inc.	17,466	18,849,133
*	Repligen Corp.	15,222	2,547,402
	ResMed, Inc.	24,065	5,131,861
	Revvity, Inc.	29,671	3,726,974
*	Rocket Pharmaceuticals, Inc.	10,114	244,759
	Royalty Pharma PLC, Class A	59,886	1,686,989
#*	Schrodinger, Inc.	23,727	528,638
	Select Medical Holdings Corp.	16,871	670,791
*	Semler Scientific, Inc.	3,301	109,428
*	SI-BONE, Inc.	4,400	66,880
#	SIGA Technologies, Inc.	8,665	86,477
#	Simulations Plus, Inc.	4,415	180,309
*	Solventum Corp.	5,592	329,257
#*	Sotera Health Co.	6,696	92,874
	STERIS PLC	8,141	1,943,745
#*	Stoke Therapeutics, Inc.	8,057	120,613
	Stryker Corp.	31,892	10,443,035
*	Supernus Pharmaceuticals, Inc.	2,409	71,836
#*	Surgery Partners, Inc.	4,284	130,062
*	Surmodics, Inc.	1,798	74,437
*	Talkspace, Inc.	18,200	36,582
#*	Teladoc Health, Inc.	73,201	690,285
	Teleflex, Inc.	11,017	2,433,876
*	Tenet Healthcare Corp.	18,585	2,782,175
	Thermo Fisher Scientific, Inc.	36,770	22,552,512
#*	TruBridge, Inc.	7,089	79,539
#*	Twist Bioscience Corp.	833	46,490
	U.S. Physical Therapy, Inc.	3,880	378,300
	UnitedHealth Group, Inc.	174,757	100,687,993
	Universal Health Services, Inc., Class B	10,663	2,279,323
	Utah Medical Products, Inc.	407	28,327
*	Varex Imaging Corp.	18,200	269,178
*	Veeva Systems, Inc., Class A	27,857	5,346,594
*	Veracyte, Inc.	7,066	169,584
#*	Vericel Corp.	1,008	50,924
*	Vertex Pharmaceuticals, Inc.	27,718	13,740,367
	Viatris, Inc.	7,799	94,056
*	Waters Corp.	11,045	3,714,213
*	Werewolf Therapeutics, Inc.	1,900	4,275
*	Xencor, Inc.	28,523	582,440
*	Xenon Pharmaceuticals, Inc.	1,930	83,241
	Zimmer Biomet Holdings, Inc.	33,671	3,749,266
*	Zimvie, Inc.	8,156	172,418
	Zoetis, Inc.	11,555	2,080,362
TOTAL HEALTH CARE			882,334,172
INDUSTRIALS — (13.0%)
#*	3D Systems Corp.	52,529	191,731
	3M Co.	22,369	2,853,166
	A O Smith Corp.	38,757	3,295,895
	AAON, Inc.	21,741	1,924,731

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	AAR Corp.	12,924	$834,890
	ABM Industries, Inc.	38,932	2,163,062
	ACCO Brands Corp.	60,624	309,789
	Acme United Corp.	500	22,575
	Acuity Brands, Inc.	10,503	2,639,929
*	ACV Auctions, Inc., Class A	32,660	557,833
	Advanced Drainage Systems, Inc.	12,176	2,155,639
	AECOM	48,227	4,369,848
*	AeroVironment, Inc.	7,310	1,305,127
	AGCO Corp.	39,019	3,684,174
	Air Lease Corp.	78,701	3,905,144
	Alamo Group, Inc.	4,755	916,384
	Albany International Corp., Class A	10,339	967,524
*	Alight, Inc., Class A	63,368	479,696
	Allegion PLC	28,545	3,905,241
	Allient, Inc.	4,558	131,909
	Allison Transmission Holdings, Inc.	50,036	4,432,689
#	Alta Equipment Group, Inc.	6,300	66,150
#*	Ameresco, Inc., Class A	6,493	204,984
*	American Superconductor Corp.	9,413	227,418
*	American Woodmark Corp.	4,726	482,761
	AMETEK, Inc.	34,279	5,946,721
*	API Group Corp.	99,820	3,782,180
	Apogee Enterprises, Inc.	8,543	586,392
	Applied Industrial Technologies, Inc.	13,457	2,936,183
	ArcBest Corp.	6,940	874,787
	Arcosa, Inc.	8,448	784,904
	Argan, Inc.	6,356	501,679
	Armstrong World Industries, Inc.	7,400	972,360
#*	Array Technologies, Inc.	5,449	57,323
	Astec Industries, Inc.	9,809	344,198
*	Astronics Corp. (ATRO US)	12,713	292,780
*	Astronics Corp. (ATROB US), Class B	988	22,991
#*	Asure Software, Inc.	16,620	171,186
#	Atkore, Inc.	21,145	2,854,575
	Automatic Data Processing, Inc.	79,540	20,888,795
*	AZEK Co., Inc.	27,132	1,217,955
	AZZ, Inc.	10,432	834,143
	Barnes Group, Inc.	19,189	774,084
	Barrett Business Services, Inc.	16,800	612,192
*	Beacon Roofing Supply, Inc.	40,242	4,136,878
	BGSF, Inc.	2,055	17,632
*	Blue Bird Corp.	7,351	383,134
*	BlueLinx Holdings, Inc.	5,699	687,242
	Boise Cascade Co.	19,523	2,774,023
	Booz Allen Hamilton Holding Corp.	49,128	7,040,534
#*	Bowman Consulting Group Ltd.	1,143	40,828
	Brady Corp., Class A	5,547	397,221
*	BrightView Holdings, Inc.	24,550	353,274
	Brink's Co.	14,105	1,551,409
	Broadridge Financial Solutions, Inc.	26,587	5,689,618
*	Builders FirstSource, Inc.	76,911	12,872,594
	BWX Technologies, Inc.	31,813	3,165,075
*	CACI International, Inc., Class A	11,545	5,327,787
	Cadre Holdings, Inc.	1,793	65,803
	Carlisle Cos., Inc.	11,925	4,991,566
	Carrier Global Corp.	192,509	13,111,788
	Caterpillar, Inc.	95,906	33,202,657
*	CBIZ, Inc.	18,727	1,299,654

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	CECO Environmental Corp.	10,415	$304,118
	CH Robinson Worldwide, Inc.	52,633	4,686,969
#*	Chart Industries, Inc.	7,934	1,278,009
*	Cimpress PLC	6,169	563,045
	Cintas Corp.	8,338	6,369,732
	Civeo Corp.	3,841	104,475
#*	Clarivate PLC	317,051	2,136,924
*	Clean Harbors, Inc.	7,000	1,671,110
	Columbus McKinnon Corp.	15,161	578,544
	Comfort Systems USA, Inc.	14,676	4,878,596
*	Commercial Vehicle Group, Inc.	4,998	27,239
#	Concentrix Corp.	17,435	1,229,167
*	Conduent, Inc.	126,948	517,948
*	Construction Partners, Inc., Class A	13,366	864,112
#	Copa Holdings SA, Class A	1,674	148,567
*	Copart, Inc.	108,623	5,684,242
#*	Core & Main, Inc., Class A	51,723	2,765,629
	Covenant Logistics Group, Inc.	3,969	222,066
	CRA International, Inc.	4,277	747,620
	Crane Co.	19,929	3,197,010
#	CSG Systems International, Inc.	13,761	644,565
	CSW Industrials, Inc.	2,666	864,904
	CSX Corp.	135,577	4,758,753
	Cummins, Inc.	31,008	9,048,134
	Curtiss-Wright Corp.	14,543	4,285,822
#*	Dayforce, Inc.	46,262	2,742,411
	Deere & Co.	53,725	19,984,625
	Deluxe Corp.	14,464	352,632
*	Distribution Solutions Group, Inc.	3,981	134,359
*	DLH Holdings Corp.	3,807	44,047
*	DNOW, Inc.	62,622	961,874
	Donaldson Co., Inc.	41,807	3,128,000
	Douglas Dynamics, Inc.	9,728	281,236
	Dover Corp.	32,492	5,986,976
#*	Driven Brands Holdings, Inc.	14,793	198,818
*	Ducommun, Inc.	6,150	394,645
#	Dun & Bradstreet Holdings, Inc.	229,629	2,498,363
#*	DXP Enterprises, Inc.	8,736	478,383
*	Dycom Industries, Inc.	10,858	1,992,552
	Eastern Co.	406	11,953
	Eaton Corp. PLC	48,798	14,873,142
	EMCOR Group, Inc.	21,238	7,973,595
	Emerson Electric Co.	53,871	6,308,833
*	Energy Recovery, Inc.	24,144	352,020
	Enerpac Tool Group Corp.	19,790	795,558
	EnerSys	12,751	1,401,717
	Ennis, Inc.	9,841	234,609
	Enpro, Inc.	7,949	1,358,802
*	Enviri Corp.	18,453	218,114
	Equifax, Inc.	37,994	10,614,384
	Esab Corp.	16,712	1,697,939
	ESCO Technologies, Inc.	10,261	1,261,693
#	EVI Industries, Inc.	546	11,155
*	ExlService Holdings, Inc.	46,580	1,642,411
	Expeditors International of Washington, Inc.	74,296	9,273,627
	Exponent, Inc.	17,890	1,897,771
	Fastenal Co.	120,564	8,529,903
	Federal Signal Corp.	20,957	2,095,071
	FedEx Corp.	31,108	9,402,393

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Ferguson PLC	51,976	$11,572,456
	First Advantage Corp.	12,263	211,169
	Flowserve Corp.	50,725	2,564,149
#*	Fluence Energy, Inc.	18,668	305,782
*	Fluor Corp.	80,455	3,869,885
*	Forrester Research, Inc.	6,479	130,811
	Fortive Corp.	62,984	4,525,400
	Fortune Brands Innovations, Inc.	54,020	4,365,356
*	Franklin Covey Co.	1,000	43,710
	Franklin Electric Co., Inc.	16,186	1,725,751
#	FTAI Infrastructure, Inc.	15,175	156,454
*	FTI Consulting, Inc.	11,305	2,464,151
*	Gates Industrial Corp. PLC	50,501	938,814
	GATX Corp.	12,483	1,741,378
*	Gencor Industries, Inc.	1,295	31,896
*	Generac Holdings, Inc.	13,339	2,076,616
	General Dynamics Corp.	36,473	10,894,850
	General Electric Co.	95,229	16,207,976
	Genpact Ltd.	65,648	2,276,016
*	Gibraltar Industries, Inc.	11,471	851,951
	Global Industrial Co.	13,866	483,646
*	GMS, Inc.	23,585	2,269,585
	Gorman-Rupp Co.	10,775	445,115
	Graco, Inc.	41,819	3,556,706
*	Graham Corp.	890	29,165
#	Granite Construction, Inc.	11,223	768,327
*	Great Lakes Dredge & Dock Corp.	24,151	227,744
	Greenbrier Cos., Inc.	14,859	757,958
	Griffon Corp.	11,346	817,593
*	GXO Logistics, Inc.	30,006	1,679,736
	H&E Equipment Services, Inc.	18,812	983,868
*	Hayward Holdings, Inc.	52,331	773,975
*	Healthcare Services Group, Inc.	24,678	282,070
	Heartland Express, Inc.	21,648	280,775
#	HEICO Corp. (HEI US)	6,380	1,539,749
	HEICO Corp. (HEIA US), Class A	10,599	2,014,976
	Heidrick & Struggles International, Inc.	16,069	645,010
	Helios Technologies, Inc.	10,966	503,888
	Herc Holdings, Inc.	13,754	2,143,423
	Hexcel Corp.	22,960	1,520,182
#	Hillenbrand, Inc.	30,207	1,336,056
*	Hillman Solutions Corp.	27,976	283,956
	HNI Corp.	27,994	1,538,270
	Honeywell International, Inc.	54,569	11,173,003
	Howmet Aerospace, Inc.	44,416	4,250,611
	Hub Group, Inc., Class A	30,558	1,429,198
	Hubbell, Inc.	13,420	5,309,623
*	Hudson Technologies, Inc.	20,363	174,307
	Huntington Ingalls Industries, Inc.	15,881	4,446,362
	Hurco Cos., Inc.	600	10,320
*	Huron Consulting Group, Inc.	15,259	1,678,643
	Hyster-Yale, Inc.	5,910	483,083
	ICF International, Inc.	11,598	1,706,066
	IDEX Corp.	13,064	2,723,583
#*	IES Holdings, Inc.	6,650	1,023,900
	Illinois Tool Works, Inc.	44,756	11,067,264
	Ingersoll Rand, Inc.	57,599	5,782,940
	Insperity, Inc.	15,143	1,555,489
	Insteel Industries, Inc.	8,702	298,043

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Interface, Inc.	26,096	$450,939
	ITT, Inc.	34,285	4,849,956
	Jacobs Solutions, Inc.	46,588	6,818,154
#*	Janus International Group, Inc.	31,465	453,725
	JB Hunt Transport Services, Inc.	17,290	2,993,763
*	JELD-WEN Holding, Inc.	31,938	533,045
	John Bean Technologies Corp.	14,222	1,399,160
	Johnson Controls International PLC	103,866	7,430,574
#	Kadant, Inc.	3,538	1,243,572
	Karat Packaging, Inc.	665	19,864
	KBR, Inc.	70,863	4,718,767
	Kelly Services, Inc., Class A	41,047	965,836
	Kennametal, Inc.	23,829	622,890
#	Kforce, Inc.	10,903	757,431
	Knight-Swift Transportation Holdings, Inc.	26,733	1,455,077
	Korn Ferry	38,795	2,859,967
*	Kratos Defense & Security Solutions, Inc.	62,826	1,416,098
*	L B Foster Co., Class A	1,777	42,666
	L3Harris Technologies, Inc.	30,101	6,829,616
	Landstar System, Inc.	13,357	2,541,169
*	Legalzoom.com, Inc.	19,387	129,505
	Leidos Holdings, Inc.	40,662	5,871,593
	Lennox International, Inc.	8,078	4,713,513
#*	Leonardo DRS, Inc.	14,833	418,291
*	Limbach Holdings, Inc.	3,956	252,076
	Lincoln Electric Holdings, Inc.	15,261	3,134,762
#	Lindsay Corp.	4,477	564,057
*	Liquidity Services, Inc.	12,769	286,919
	LSI Industries, Inc.	7,987	136,258
#*	Manitex International, Inc.	3,706	18,864
*	Manitowoc Co., Inc.	25,263	319,324
	ManpowerGroup, Inc.	28,144	2,155,268
	Marten Transport Ltd.	18,264	343,546
	Masco Corp.	51,342	3,996,975
*	MasTec, Inc.	29,617	3,258,758
*	Masterbrand, Inc.	54,020	975,061
*	Matrix Service Co.	11,781	119,224
	Matson, Inc.	7,707	1,022,796
	Matthews International Corp., Class A	11,726	339,468
	Maximus, Inc.	26,900	2,498,741
*	Mayville Engineering Co., Inc.	2,139	40,876
	McGrath RentCorp	13,124	1,441,409
	MDU Resources Group, Inc.	17,237	464,365
*	Mercury Systems, Inc.	21,623	768,698
*	Middleby Corp.	19,200	2,603,136
	Miller Industries, Inc.	3,803	258,376
	MillerKnoll, Inc.	33,151	1,028,344
*	Mistras Group, Inc.	7,899	78,990
*	Montrose Environmental Group, Inc.	11,869	378,502
	Moog, Inc., Class A	11,052	2,167,297
*	MRC Global, Inc.	50,709	734,266
	MSA Safety, Inc.	12,027	2,268,894
	MSC Industrial Direct Co., Inc., Class A	24,706	2,197,599
#	Mueller Industries, Inc.	34,050	2,415,507
	Mueller Water Products, Inc., Class A	34,298	709,283
*	MYR Group, Inc.	7,511	1,055,145
*	NEXTracker, Inc., Class A	25,070	1,231,940
	NL Industries, Inc.	3,400	21,726
	Nordson Corp.	11,809	2,956,147

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Northrop Grumman Corp.	16,085	$7,790,287
*	Northwest Pipe Co.	1,100	41,965
*	NV5 Global, Inc.	7,725	796,756
	nVent Electric PLC	59,476	4,319,742
	Old Dominion Freight Line, Inc.	21,142	4,443,626
	Omega Flex, Inc.	4,891	257,169
*	OPENLANE, Inc.	54,148	968,166
	Oshkosh Corp.	24,608	2,673,659
	Otis Worldwide Corp.	54,344	5,135,508
	PACCAR, Inc.	128,694	12,696,950
*	PAM Transportation Services, Inc.	6,042	123,196
	Park Aerospace Corp.	14,265	191,294
	Parker-Hannifin Corp.	18,769	10,532,412
	Park-Ohio Holdings Corp.	3,500	109,270
*	Parsons Corp.	51,875	4,739,819
	Paychex, Inc.	63,019	8,067,692
	Paycom Software, Inc.	7,995	1,333,486
*	Paycor HCM, Inc.	17,152	212,856
*	Paylocity Holding Corp.	8,247	1,237,627
	Pentair PLC	53,787	4,726,264
#*	Plug Power, Inc.	72,728	179,638
	Powell Industries, Inc.	8,550	1,570,036
	Preformed Line Products Co.	1,786	246,236
	Primoris Services Corp.	25,253	1,426,037
*	Proto Labs, Inc.	9,800	341,236
	Quad/Graphics, Inc.	7,409	33,859
	Quanex Building Products Corp.	11,746	392,316
	Quanta Services, Inc.	22,679	6,018,553
*	Radiant Logistics, Inc.	10,535	65,528
*	RBC Bearings, Inc.	4,016	1,168,013
#*	RCM Technologies, Inc.	4,300	83,764
	Regal Rexnord Corp.	15,264	2,452,619
*	Resideo Technologies, Inc.	74,023	1,681,803
	Resources Connection, Inc.	27,715	330,640
	REV Group, Inc.	27,233	794,659
	Robert Half, Inc.	66,571	4,273,192
#*	Rocket Lab USA, Inc.	71,923	376,877
	Rockwell Automation, Inc.	22,158	6,174,327
	Rollins, Inc.	38,571	1,847,937
	RTX Corp.	175,840	20,659,442
	Rush Enterprises, Inc. (RUSHA US), Class A	34,148	1,741,889
	Rush Enterprises, Inc. (RUSHB US), Class B	9,332	441,217
#*	RXO, Inc.	23,538	746,390
	Ryder System, Inc.	13,664	1,915,146
#*	Saia, Inc.	5,802	2,424,366
#	Schneider National, Inc., Class B	24,897	669,978
	Science Applications International Corp.	33,243	4,135,429
	Sensata Technologies Holding PLC	45,449	1,772,056
*	Shoals Technologies Group, Inc., Class A	23,318	151,567
	Shyft Group, Inc.	9,151	153,462
	Simpson Manufacturing Co., Inc.	8,279	1,590,313
#*	SiteOne Landscape Supply, Inc.	15,733	2,307,716
	Snap-on, Inc.	14,296	4,103,381
*	SPX Technologies, Inc.	14,335	2,114,986
	SS&C Technologies Holdings, Inc.	85,257	6,219,498
	Standex International Corp.	4,182	781,198
	Stanley Black & Decker, Inc.	36,117	3,814,678
	Steelcase, Inc., Class A	43,039	623,635
*	Stericycle, Inc.	22,332	1,307,539

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Sterling Infrastructure, Inc.	12,473	$1,451,358
*	Stratasys Ltd.	57,076	488,571
#*	Sunrun, Inc.	68,635	1,203,172
#*	Symbotic, Inc.	2,752	73,781
#*	TaskUS, Inc., Class A	6,019	99,374
#*	Taylor Devices, Inc.	260	13,354
#	Tecnoglass, Inc.	8,988	483,644
	Tennant Co.	6,351	683,939
	Terex Corp.	25,302	1,600,605
	Tetra Tech, Inc.	14,065	2,999,221
	Textron, Inc.	40,523	3,764,587
*	Thermon Group Holdings, Inc.	16,554	543,137
	Timken Co.	24,186	2,102,973
#*	Titan International, Inc.	19,800	168,696
*	Titan Machinery, Inc.	12,204	217,597
	Toro Co.	31,583	3,023,441
	Trane Technologies PLC	33,701	11,265,570
*	Transcat, Inc.	923	106,367
	TransDigm Group, Inc.	6,038	7,814,500
	TransUnion	51,299	4,630,248
*	Trex Co., Inc.	18,825	1,574,335
	TriNet Group, Inc.	16,078	1,676,131
	Trinity Industries, Inc.	49,407	1,633,395
*	Triumph Group, Inc.	12,119	198,630
*	TrueBlue, Inc.	26,951	322,064
	TTEC Holdings, Inc.	34,998	279,284
*	Tutor Perini Corp.	27,914	694,779
	Twin Disc, Inc.	3,200	46,144
*	Uber Technologies, Inc.	121,885	7,857,926
	UFP Industries, Inc.	18,071	2,384,107
#*	U-Haul Holding Co. (UHAL US)	9,888	660,420
	U-Haul Holding Co. (UHAL/B US)	86,917	5,539,220
*	Ultralife Corp.	1,376	16,484
	UniFirst Corp.	4,851	943,714
	United Parcel Service, Inc., Class B	65,050	8,480,568
	United Rentals, Inc.	23,892	18,088,633
	Universal Logistics Holdings, Inc.	7,757	333,784
*	Upwork, Inc.	34,442	417,437
*	V2X, Inc.	5,088	265,237
	Valmont Industries, Inc.	4,853	1,447,941
	Veralto Corp.	23,358	2,489,028
	Verisk Analytics, Inc.	52,770	13,812,547
*	Verra Mobility Corp.	74,744	2,252,037
	Vertiv Holdings Co., Class A	63,297	4,981,474
	Vestis Corp.	30,696	398,127
*	Viad Corp.	2,443	81,230
#*	Vicor Corp.	3,380	142,332
*	VirTra, Inc.	3,125	27,406
#	VSE Corp.	7,084	630,405
#	Wabash National Corp.	29,346	630,646
#	Watsco, Inc. (WSO US)	9,649	4,723,089
	Watts Water Technologies, Inc., Class A	9,849	2,043,864
#	Werner Enterprises, Inc.	17,025	667,210
	WESCO International, Inc.	22,601	3,954,045
	Westinghouse Air Brake Technologies Corp.	37,639	6,065,525
*	Willdan Group, Inc.	8,900	301,532
	Willis Lease Finance Corp.	474	40,897
*	WillScot Holdings Corp.	78,050	3,200,050
	Woodward, Inc.	14,250	2,222,857

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	WW Grainger, Inc.	17,255	$16,854,857
#*	Xometry, Inc., Class A	14,888	217,811
*	XPO, Inc.	28,710	3,298,492
	Xylem, Inc.	40,255	5,374,042
#	Zurn Elkay Water Solutions Corp.	24,812	805,398
TOTAL INDUSTRIALS			935,368,061
INFORMATION TECHNOLOGY — (24.2%)
	A10 Networks, Inc.	28,345	371,036
	Accenture PLC, Class A	90,040	29,769,025
*	ACI Worldwide, Inc.	40,380	1,745,627
	Adeia, Inc.	52,695	619,166
*	Adobe, Inc.	60,936	33,615,344
#	Advanced Energy Industries, Inc.	10,887	1,266,920
*	Advanced Micro Devices, Inc.	157,141	22,703,732
*	Akamai Technologies, Inc.	25,103	2,467,123
#*	Alarm.com Holdings, Inc.	14,108	995,319
*	Alkami Technology, Inc.	1,920	62,842
#*	Altair Engineering, Inc., Class A	466	41,176
	Amdocs Ltd.	34,245	2,995,410
	American Software, Inc., Class A	10,000	109,400
	Amphenol Corp., Class A	96,274	6,186,567
*	Amtech Systems, Inc.	2,892	16,600
	Analog Devices, Inc.	30,039	6,950,424
*	ANSYS, Inc.	2,857	896,041
*	Appfolio, Inc., Class A	3,060	677,729
	Apple, Inc.	1,732,618	384,779,805
	Applied Materials, Inc.	105,037	22,288,851
*	AppLovin Corp., Class A	50,092	3,862,093
*	Arista Networks, Inc.	26,328	9,123,968
*	Arrow Electronics, Inc.	31,698	3,920,726
#*	ASGN, Inc.	24,679	2,336,361
#*	Aspen Technology, Inc.	14,647	2,752,904
*	Atlassian Corp., Class A	3,158	557,608
#*	Aurora Innovation, Inc.	61,400	245,600
*	Autodesk, Inc.	30,824	7,629,556
*	AvePoint, Inc.	29,390	320,351
*	Aviat Networks, Inc.	3,288	101,928
	Avnet, Inc.	53,232	2,861,752
	Badger Meter, Inc.	5,299	1,092,442
	Bel Fuse, Inc. (BELFB US), Class B	2,066	153,442
	Belden, Inc.	8,794	815,116
	Benchmark Electronics, Inc.	15,479	740,980
#	Bentley Systems, Inc., Class B	39,717	1,935,807
*	Bill Holdings, Inc.	21,164	1,057,353
*	Blackbaud, Inc.	16,603	1,317,946
*	BlackLine, Inc.	10,957	520,677
*	Box, Inc., Class A	43,941	1,235,621
	Broadcom, Inc.	604,867	97,190,030
*	Cadence Design Systems, Inc.	28,534	7,637,410
*	Calix, Inc.	17,025	700,238
*	Cambium Networks Corp.	7,569	16,122
*	CCC Intelligent Solutions Holdings, Inc.	68,631	704,154
	CDW Corp.	30,781	6,713,644
#*	Cerence, Inc.	21,011	66,815
*	Ciena Corp.	46,874	2,472,135
*	Cirrus Logic, Inc.	16,433	2,144,178
	Cisco Systems, Inc.	538,922	26,110,771
#	Clear Secure, Inc., Class A	3,582	76,476

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Clearfield, Inc.	2,900	$125,860
	Climb Global Solutions, Inc.	233	16,641
*	Cloudflare, Inc., Class A	1,245	96,488
	Cognex Corp.	24,581	1,219,709
	Cognizant Technology Solutions Corp., Class A	97,526	7,380,768
*	Cohu, Inc.	21,755	695,942
*	CommVault Systems, Inc.	5,101	779,688
*	Comtech Telecommunications Corp.	11,167	36,181
*	Consensus Cloud Solutions, Inc.	5,537	117,938
*	Corsair Gaming, Inc.	18,882	155,021
*	Credo Technology Group Holding Ltd.	24,079	668,192
*	Crowdstrike Holdings, Inc., Class A	5,896	1,367,636
#*	CS Disco, Inc.	7,679	47,456
#*	Daily Journal Corp.	490	228,144
*	Daktronics, Inc.	27,724	415,306
*	Datadog, Inc., Class A	12,787	1,488,918
	Dell Technologies, Inc., Class C	37,645	4,279,484
*	Diebold Nixdorf, Inc.	2,821	122,855
*	Digi International, Inc.	28,450	776,685
*»	Digital Turbine, Inc.	5,285	12,578
#*	DigitalOcean Holdings, Inc.	6,240	206,731
*	DocuSign, Inc.	28,422	1,576,853
	Dolby Laboratories, Inc., Class A	14,978	1,179,667
*	DoubleVerify Holdings, Inc.	43,738	923,747
*	Dropbox, Inc., Class A	60,938	1,457,637
*	DXC Technology Co.	60,576	1,232,116
*	Dynatrace, Inc.	44,200	1,941,264
*	E2open Parent Holdings, Inc.	54,045	252,390
*	Eastman Kodak Co.	16,868	98,003
#*	eGain Corp.	5,400	39,150
#*	Elastic NV	17,081	1,873,273
#*	Enfusion, Inc., Class A	11,487	108,897
*	Envestnet, Inc.	16,573	1,027,195
*	EPAM Systems, Inc.	9,490	2,041,584
*	ePlus, Inc.	12,456	1,144,956
#*	EverCommerce, Inc.	9,301	112,170
*	Extreme Networks, Inc.	33,960	485,628
*	F5, Inc.	19,549	3,980,958
*	Fair Isaac Corp.	4,176	6,681,600
#*	FARO Technologies, Inc.	8,629	147,556
#*	Five9, Inc.	5,368	239,144
*	Flex Ltd.	115,328	3,707,795
*	FormFactor, Inc.	24,905	1,333,912
*	Fortinet, Inc.	90,979	5,280,421
#*	Frequency Electronics, Inc.	1,723	23,433
*	Freshworks, Inc., Class A	47,678	595,975
*	Gartner, Inc.	15,549	7,793,003
	Gen Digital, Inc.	158,333	4,115,075
#*	Globant SA	18,225	3,548,590
*	GoDaddy, Inc., Class A	29,862	4,343,428
*	Grid Dynamics Holdings, Inc.	21,687	279,762
*	Guidewire Software, Inc.	13,703	2,056,409
	Hackett Group, Inc.	10,466	285,512
*	Harmonic, Inc.	31,429	460,749
*	HashiCorp, Inc., Class A	2,827	95,411
	Hewlett Packard Enterprise Co.	247,770	4,933,101
	HP, Inc.	155,240	5,602,612
*	HubSpot, Inc.	3,347	1,663,559
*	Ichor Holdings Ltd.	17,681	601,154

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Identiv, Inc.	2,402	$9,392
	Immersion Corp.	17,100	218,367
#*	indie Semiconductor, Inc., Class A	9,228	55,183
*	Infinera Corp.	15,658	93,009
#*	Informatica, Inc., Class A	38,444	920,349
	Information Services Group, Inc.	10,339	35,876
#*	Insight Enterprises, Inc.	15,303	3,435,524
#*	Instructure Holdings, Inc.	4,683	109,395
#*	Intapp, Inc.	11,110	398,071
	Intel Corp.	315,626	9,702,343
#	InterDigital, Inc.	14,728	1,808,009
	International Business Machines Corp.	161,754	31,079,414
*	Intevac, Inc.	1,900	7,334
	Intuit, Inc.	28,354	18,354,962
*	Iteris, Inc.	2,900	14,239
*	Itron, Inc.	15,418	1,594,838
#*	Jamf Holding Corp.	26,152	478,843
#*	JFrog Ltd.	30,420	1,172,995
*	Keysight Technologies, Inc.	29,912	4,174,818
*	Kimball Electronics, Inc.	1,207	28,606
	KLA Corp.	21,019	17,300,108
*	Knowles Corp.	5,403	98,713
#	Kulicke & Soffa Industries, Inc.	16,980	800,947
*	KVH Industries, Inc.	1,119	4,980
*	Kyndryl Holdings, Inc.	48,271	1,297,042
	Lam Research Corp.	14,122	13,009,751
#*	Lantronix, Inc.	3,255	13,346
*	Lattice Semiconductor Corp.	14,442	765,426
*	LGL Group, Inc.	400	2,252
*	LiveRamp Holdings, Inc.	38,637	1,169,928
*	Lumentum Holdings, Inc.	13,312	689,295
*	Luna Innovations, Inc.	2,774	8,322
*	MACOM Technology Solutions Holdings, Inc.	5,786	583,923
*	Magnachip Semiconductor Corp.	3,441	17,515
*	Manhattan Associates, Inc.	11,871	3,031,616
	Marvell Technology, Inc.	89,246	5,977,697
*	Matterport, Inc.	115,259	511,750
*	MaxLinear, Inc.	21,271	300,772
#*	MeridianLink, Inc.	3,261	77,057
	Microsoft Corp.	448,953	187,819,488
*	Mirion Technologies, Inc.	19,793	208,618
#*	Mitek Systems, Inc.	19,733	262,646
	MKS Instruments, Inc.	15,242	1,918,968
*	MongoDB, Inc.	4,024	1,015,497
	Monolithic Power Systems, Inc.	5,010	4,324,081
	Motorola Solutions, Inc.	18,324	7,309,810
#*	M-Tron Industries, Inc.	200	7,004
*	N-able, Inc.	49,786	694,017
	Napco Security Technologies, Inc.	7,858	438,555
*	nCino, Inc.	19,885	651,433
#*	NCR Voyix Corp.	48,969	722,293
	NetApp, Inc.	48,439	6,150,784
*	NETGEAR, Inc.	16,004	254,144
*	NetScout Systems, Inc.	35,186	716,035
*	NetSol Technologies, Inc.	26,556	74,357
#*	Novanta, Inc.	6,540	1,184,917
*	Nutanix, Inc., Class A	36,058	1,821,290
	NVIDIA Corp.	3,412,561	399,337,888
*	Okta, Inc.	50,976	4,788,685

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Olo, Inc., Class A	54,030	$258,263
*	ON24, Inc.	32,970	216,613
*	OneSpan, Inc.	27,796	411,381
	Oracle Corp.	207,914	28,993,607
*	Palantir Technologies, Inc., Class A	104,386	2,806,940
*	Palo Alto Networks, Inc.	36,437	11,832,187
#*	PAR Technology Corp.	2,565	129,892
	PC Connection, Inc.	12,067	863,635
*	PDF Solutions, Inc.	9,700	340,373
	Pegasystems, Inc.	7,069	492,851
*	Perficient, Inc.	1,600	120,656
*	Photronics, Inc.	24,790	629,914
*	Plexus Corp.	7,348	941,793
	Power Integrations, Inc.	13,516	987,209
#*	Powerfleet, Inc. NJ	22,200	100,566
*	PowerSchool Holdings, Inc., Class A	34,920	787,795
#*	Procore Technologies, Inc.	20,316	1,443,045
	Progress Software Corp.	22,730	1,327,432
*	PTC, Inc.	18,579	3,304,275
*	Pure Storage, Inc., Class A	52,181	3,127,207
#*	Q2 Holdings, Inc.	9,886	667,008
	QUALCOMM, Inc.	193,091	34,939,816
*	Qualys, Inc.	10,551	1,573,576
*	Rambus, Inc.	24,838	1,277,667
#*	Red Violet, Inc.	1,433	36,914
*	Ribbon Communications, Inc.	11,503	38,995
	Richardson Electronics Ltd.	500	5,985
*	Rimini Street, Inc.	8,000	17,760
*	RingCentral, Inc., Class A	19,257	674,958
	Roper Technologies, Inc.	10,925	5,951,394
	Salesforce, Inc.	69,881	18,085,203
#*	Samsara, Inc., Class A	1,200	45,936
	Sapiens International Corp. NV	19,558	760,806
*	ScanSource, Inc.	14,545	757,067
*	SecureWorks Corp., Class A	1,149	8,847
*	SEMrush Holdings, Inc., Class A	11,363	167,491
#*	SentinelOne, Inc., Class A	73,447	1,681,936
*	ServiceNow, Inc.	8,494	6,917,429
*	SigmaTron International, Inc.	497	1,665
#*	Silicon Laboratories, Inc.	6,702	805,111
#*	SiTime Corp.	2,366	335,854
	Skyworks Solutions, Inc.	23,994	2,726,198
#*	SmartRent, Inc.	33,940	62,450
*	Smartsheet, Inc., Class A	20,668	991,237
#*	SolarEdge Technologies, Inc.	958	27,648
	SolarWinds Corp.	61,649	735,473
#*	SoundThinking, Inc.	2,086	32,250
#*	Sprinklr, Inc., Class A	49,545	487,027
*	SPS Commerce, Inc.	1,043	224,683
*	Super Micro Computer, Inc.	18,050	12,664,782
#*	Synaptics, Inc.	13,157	1,148,869
*	Synchronoss Technologies, Inc.	12,000	125,400
*	Synopsys, Inc.	12,955	7,233,036
	TD SYNNEX Corp.	24,685	2,941,711
	TE Connectivity Ltd.	25,342	3,911,031
*	Teledyne Technologies, Inc.	6,892	2,907,459
*	Telos Corp.	10,632	45,718
*	Teradata Corp.	28,040	909,057
	Teradyne, Inc.	32,700	4,288,932

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
#*	Terawulf, Inc.	129,899	$540,380
*	TransAct Technologies, Inc.	300	1,197
*	Trimble, Inc.	65,300	3,561,462
*	Twilio, Inc., Class A	55,937	3,307,555
*	Tyler Technologies, Inc.	5,455	3,099,040
#*	UiPath, Inc., Class A	113,697	1,383,692
*	Ultra Clean Holdings, Inc.	15,500	670,530
*	Unisys Corp.	27,940	132,994
#*	Unity Software, Inc.	173,315	2,835,433
	Universal Display Corp.	11,415	2,541,207
#*	Upland Software, Inc.	5,855	13,496
*	Verint Systems, Inc.	29,352	1,060,781
*	VeriSign, Inc.	5,914	1,105,977
#*	Vertex, Inc., Class A	18,063	716,198
#*	Viasat, Inc.	15,788	319,233
*	Viavi Solutions, Inc.	70,749	568,822
*	Vishay Precision Group, Inc.	335	11,487
	Vontier Corp.	60,322	2,366,432
*	Workday, Inc., Class A	9,527	2,163,772
	Xerox Holdings Corp.	61,191	658,721
*	Xperi, Inc.	22,459	183,490
*	Zebra Technologies Corp., Class A	12,216	4,290,137
*	Zoom Video Communications, Inc., Class A	60,964	3,682,226
*	Zscaler, Inc.	4,893	877,560
*	Zuora, Inc., Class A	19,166	173,836
TOTAL INFORMATION TECHNOLOGY			1,749,122,439
MATERIALS — (2.8%)
#	Albemarle Corp.	18,782	1,759,310
	Amcor PLC	408,045	4,296,714
	American Vanguard Corp.	32,321	310,928
	AptarGroup, Inc.	26,980	3,965,520
#*	Arcadium Lithium PLC	98,698	313,860
	Ashland, Inc.	20,925	2,022,401
*	Aspen Aerogels, Inc.	17,928	365,910
*	ATI, Inc.	43,216	2,926,155
	Avery Dennison Corp.	25,352	5,497,074
	Avient Corp.	48,933	2,213,729
*	Axalta Coating Systems Ltd.	120,982	4,313,008
	Balchem Corp.	10,731	1,904,323
	Ball Corp.	75,649	4,828,676
	Berry Global Group, Inc.	67,658	4,446,484
*	Bioceres Crop Solutions Corp.	2,888	32,057
	Carpenter Technology Corp.	16,221	2,366,157
	Celanese Corp.	16,623	2,346,336
*	Clearwater Paper Corp.	1,728	95,852
*	Coeur Mining, Inc.	45,578	295,801
	Commercial Metals Co.	49,157	2,954,336
#	Compass Minerals International, Inc.	18,479	245,771
	Corteva, Inc.	117,661	6,600,782
	Crown Holdings, Inc.	60,490	5,365,463
	DuPont de Nemours, Inc.	74,817	6,262,183
	Eastman Chemical Co.	1,536	158,715
	Ecolab, Inc.	31,027	7,157,619
	Element Solutions, Inc.	146,782	3,955,775
	FMC Corp.	37,642	2,196,787
#*	Gatos Silver, Inc.	7,549	95,948
#	Graphic Packaging Holding Co.	107,332	3,230,693
	Greif, Inc. (GEF US), Class A	13,296	886,577

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Greif, Inc. (GEF/B US), Class B	1,339	$94,627
	Hawkins, Inc.	11,035	1,146,536
	Haynes International, Inc.	1,492	88,849
	HB Fuller Co.	22,634	1,951,051
	Hecla Mining Co.	234,493	1,355,370
	Huntsman Corp.	71,820	1,718,653
*	Ingevity Corp.	8,256	378,868
	Innospec, Inc.	11,478	1,505,225
	International Flavors & Fragrances, Inc.	44,004	4,377,518
	International Paper Co.	25,141	1,168,554
	Kaiser Aluminum Corp.	4,150	326,563
*	Knife River Corp.	11,510	915,275
	Koppers Holdings, Inc.	11,236	457,418
	Louisiana-Pacific Corp.	24,004	2,356,233
	LyondellBasell Industries NV, Class A	32,607	3,243,092
	Materion Corp.	6,088	733,178
	Mercer International, Inc.	40,641	309,684
*	Metallus, Inc.	11,300	253,346
	Minerals Technologies, Inc.	19,030	1,491,571
	Mosaic Co.	77,003	2,292,379
#*	MP Materials Corp.	32,636	441,239
	Myers Industries, Inc.	11,436	170,396
	NewMarket Corp.	4,416	2,476,802
	Newmont Corp.	82,415	4,044,104
#	Northern Technologies International Corp.	2,004	26,393
	Nucor Corp.	76,049	12,391,424
	Olympic Steel, Inc.	6,698	339,455
	Packaging Corp. of America	18,668	3,731,173
	Pactiv Evergreen, Inc.	3,448	45,307
*	Perimeter Solutions SA	19,808	191,940
	PPG Industries, Inc.	60,349	7,663,116
	Quaker Chemical Corp.	2,909	528,187
	Radius Recycling, Inc.	14,549	263,628
*	Ranpak Holdings Corp.	39,464	284,930
	Reliance, Inc.	34,227	10,424,175
††	Resolute Forest Products, Inc.	1,960	2,783
	Royal Gold, Inc.	27,505	3,798,991
	RPM International, Inc.	39,057	4,743,863
	Ryerson Holding Corp.	27,492	654,035
	Sealed Air Corp.	47,903	1,822,709
	Sensient Technologies Corp.	15,240	1,189,482
	Sherwin-Williams Co.	55,695	19,537,806
	Silgan Holdings, Inc.	48,162	2,476,972
	Sonoco Products Co.	42,000	2,264,640
#	Southern Copper Corp.	3,743	399,041
	Steel Dynamics, Inc.	43,275	5,765,095
	Stepan Co.	11,634	984,585
	Sylvamo Corp.	8,121	598,599
	TriMas Corp.	17,595	432,485
	Vulcan Materials Co.	19,129	5,251,102
	Worthington Steel, Inc.	23,049	918,964
TOTAL MATERIALS			203,438,355
REAL ESTATE — (0.4%)
*	Anywhere Real Estate, Inc.	29,618	139,797
*	CBRE Group, Inc., Class A	64,518	7,271,824
*	CoStar Group, Inc.	70,618	5,509,616
*	Cushman & Wakefield PLC	93,135	1,221,000
*	Forestar Group, Inc.	10,714	338,884

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
REAL ESTATE — (Continued)
*	FRP Holdings, Inc.	1,026	$30,872
*	Howard Hughes Holdings, Inc.	12,620	936,025
*	Jones Lang LaSalle, Inc.	20,033	5,026,280
	Marcus & Millichap, Inc.	13,033	516,237
#*	Maui Land & Pineapple Co., Inc.	7,404	177,030
	Newmark Group, Inc., Class A	41,050	532,829
#*	Opendoor Technologies, Inc.	192,775	447,238
*	Rafael Holdings, Inc., Class B	781	1,164
	RE/MAX Holdings, Inc., Class A	6,670	64,365
	RMR Group, Inc., Class A	4,376	113,513
	St. Joe Co.	3,317	204,593
*	Stratus Properties, Inc.	321	8,866
#*	Zillow Group, Inc. (Z US), Class C	44,978	2,190,429
*	Zillow Group, Inc. (ZG US), Class A	15,795	748,683
TOTAL REAL ESTATE			25,479,245
UTILITIES — (0.8%)
#*	Altus Power, Inc.	57,018	239,476
	American States Water Co.	16,212	1,337,976
	American Water Works Co., Inc.	39,837	5,671,195
	Atmos Energy Corp.	30,444	3,893,179
#	Brookfield Renewable Corp., Class A	78,672	2,210,683
	California Water Service Group	24,812	1,326,450
	Chesapeake Utilities Corp.	3,888	458,901
	Clearway Energy, Inc. (CWEN US), Class C	10,478	279,553
	Consolidated Edison, Inc.	54,591	5,323,714
#	Consolidated Water Co. Ltd.	2,963	86,105
	Edison International	65,841	5,267,938
	Essential Utilities, Inc.	78,989	3,210,903
	Eversource Energy	73,375	4,762,771
	Exelon Corp.	72,515	2,697,558
	Genie Energy Ltd., Class B	21,350	362,096
	Global Water Resources, Inc.	1,296	16,757
#	Middlesex Water Co.	7,528	500,462
	New Jersey Resources Corp.	62,660	2,929,355
#	Northwest Natural Holding Co.	17,207	687,936
#	ONE Gas, Inc.	18,334	1,276,596
#	Ormat Technologies, Inc.	29,892	2,320,815
	Public Service Enterprise Group, Inc.	30,617	2,442,318
#*	Pure Cycle Corp.	16,610	182,710
	SJW Group	15,217	922,302
	Southwest Gas Holdings, Inc.	27,831	2,063,947
	Spire, Inc.	17,762	1,182,772
#*	Sunnova Energy International, Inc.	83,726	591,943
	UGI Corp.	71,703	1,776,800
	Unitil Corp.	4,502	275,883
	York Water Co.	1,961	81,009
TOTAL UTILITIES			54,380,103
TOTAL COMMON STOCKS Cost ($3,754,216,861)			7,092,710,366

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund 5.260%	10,797,095	10,797,095

U.S. Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (1.6%)
@§	The DFA Short Term Investment Fund	9,985,166	$115,498,415
TOTAL INVESTMENTS — (100.0%)
(Cost $3,880,512,371)^^			$7,219,005,876
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$635,635,929	—	—	$635,635,929
Consumer Discretionary	854,698,607	—	—	854,698,607
Consumer Staples	393,704,461	—	—	393,704,461
Energy	155,070,813	—	—	155,070,813
Financials	1,203,478,181	—	—	1,203,478,181
Health Care	882,165,230	—	$168,942	882,334,172
Industrials	935,368,061	—	—	935,368,061
Information Technology	1,749,109,861	$12,578	—	1,749,122,439
Materials	203,435,572	—	2,783	203,438,355
Real Estate	25,479,245	—	—	25,479,245
Utilities	54,380,103	—	—	54,380,103
Temporary Cash Investments	10,797,095	—	—	10,797,095
Securities Lending Collateral	—	115,498,415	—	115,498,415
Total Investments in Securities	$7,103,323,158	$115,510,993	$171,725˂˃	$7,219,005,876

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

U.S. Sustainability Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (97.1%)
COMMUNICATION SERVICES — (3.7%)
*	Advantage Solutions, Inc.	55,998	$224,552
*	AMC Networks, Inc., Class A	9,904	110,231
*	Angi, Inc.	18,971	44,013
	ATN International, Inc.	4,582	135,948
*	Bandwidth, Inc., Class A	8,921	203,577
*	Boston Omaha Corp., Class A	7,601	111,735
*	Bumble, Inc., Class A	19,828	185,193
#	Cable One, Inc.	694	286,886
#*	Cardlytics, Inc.	13,182	109,279
*	Cars.com, Inc.	22,316	460,156
*	Consolidated Communications Holdings, Inc.	20,375	93,725
*	DHI Group, Inc.	18,438	39,089
*	EchoStar Corp., Class A	5,148	103,372
	Entravision Communications Corp., Class A	7,255	15,888
*	EW Scripps Co., Class A	17,618	66,244
*	Frontier Communications Parent, Inc.	51,364	1,504,965
*	Gambling.com Group Ltd.	5,426	52,198
*	Gannett Co., Inc.	20,072	98,553
*††	GCI Liberty, Inc.	4,474	0
	Gray Television, Inc. (GTN US)	19,825	127,475
*	Integral Ad Science Holding Corp.	23,228	236,461
	Interpublic Group of Cos., Inc.	21,681	697,478
	John Wiley & Sons, Inc. (WLY US), Class A	8,100	386,775
*	Liberty Broadband Corp. (LBRDA US), Class A	3,832	253,755
*	Liberty Broadband Corp. (LBRDK US), Class C	21,515	1,449,896
*	Liberty Global Ltd. (LBTYA US), Class A	34,761	677,492
*	Liberty Global Ltd. (LBTYK US), Class C	31,563	634,732
*	Liberty Latin America Ltd. (LILA US), Class A	13,118	137,477
*	Liberty Latin America Ltd. (LILAK US), Class C	44,485	471,541
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	2,178	82,263
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	1,982	77,338
*	Liberty Media Corp.-Liberty SiriusXM (LSXMA US), Class A	21,641	489,519
*	Liberty Media Corp.-Liberty SiriusXM (LSXMK US), Class C	26,566	598,001
*	Madison Square Garden Entertainment Corp.	4,006	158,197
*	Magnite, Inc.	38,705	562,771
	Marcus Corp.	7,393	93,078
	Nexstar Media Group, Inc.	9,444	1,745,157
*	Nextdoor Holdings, Inc.	13,367	37,962
	Paramount Global (PARA US), Class B	36,864	420,987
	Paramount Global (PARAA US), Class A	4,246	97,233
*	Playstudios, Inc.	18,693	40,564
*	PubMatic, Inc., Class A	4,447	97,656
#*	Reservoir Media, Inc.	1,646	13,102
	Saga Communications, Inc., Class A	900	13,950
	Scholastic Corp.	10,451	327,430
	Shenandoah Telecommunications Co.	11,701	249,114
#	Shutterstock, Inc.	2,436	107,720
#	Sinclair, Inc.	9,217	141,757
#*	Sphere Entertainment Co.	7,387	328,574
#*	SurgePays, Inc.	5,901	17,408
	TEGNA, Inc.	46,978	748,360
	Telephone & Data Systems, Inc.	24,227	513,612
*	Thryv Holdings, Inc.	4,720	91,946

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
*	TripAdvisor, Inc.	13,029	$229,701
*	TrueCar, Inc.	20,803	76,139
*	U.S. Cellular Corp.	15,565	836,619
*	Vimeo, Inc.	47,066	189,205
*	WideOpenWest, Inc.	6,256	34,095
*	Ziff Davis, Inc.	10,006	479,087
TOTAL COMMUNICATION SERVICES			17,817,231
CONSUMER DISCRETIONARY — (16.0%)
*	1-800-Flowers.com, Inc., Class A	10,341	107,133
*	1stdibs.com, Inc.	5,318	24,356
*	Abercrombie & Fitch Co., Class A	13,757	2,028,882
#	Academy Sports & Outdoors, Inc.	21,145	1,143,310
*	Adient PLC	21,740	560,022
	ADT, Inc.	64,513	501,911
*	Adtalem Global Education, Inc.	15,236	1,194,655
	Advance Auto Parts, Inc.	6,290	398,346
#	A-Mark Precious Metals, Inc.	6,700	257,548
*	American Axle & Manufacturing Holdings, Inc.	31,145	231,407
	American Eagle Outfitters, Inc.	48,061	1,059,745
*	American Public Education, Inc.	5,674	113,253
*	America's Car-Mart, Inc.	1,271	88,017
	Aramark	15,562	533,310
	Arko Corp.	1,970	12,904
*	Asbury Automotive Group, Inc.	5,412	1,457,019
	Autoliv, Inc.	261	26,398
*	AutoNation, Inc.	9,409	1,794,484
#*	Bally's Corp.	6,272	108,067
	Bassett Furniture Industries, Inc.	2,964	38,947
*	Beazer Homes USA, Inc.	10,913	367,441
#*	Beyond, Inc.	1,300	14,690
*	Biglari Holdings, Inc. (BH US), Class B	611	122,658
*	BJ's Restaurants, Inc.	7,274	229,713
*	Boot Barn Holdings, Inc.	1,125	150,165
	BorgWarner, Inc.	55,202	1,949,183
	Brunswick Corp.	13,302	1,083,448
#	Build-A-Bear Workshop, Inc.	871	23,622
*	Caesars Entertainment, Inc.	26,480	1,057,876
	Caleres, Inc.	8,510	328,146
*	Capri Holdings Ltd.	4,463	149,689
	Carriage Services, Inc.	2,541	81,464
	Cato Corp., Class A	6,492	33,239
*	Cavco Industries, Inc.	2,050	849,971
*	Century Casinos, Inc.	4,126	12,708
	Century Communities, Inc.	9,462	990,766
*	Chegg, Inc.	14,007	47,764
*	Chuy's Holdings, Inc.	2,052	76,109
#*	Citi Trends, Inc.	2,972	58,281
#	Columbia Sportswear Co.	11,112	907,850
#	Cracker Barrel Old Country Store, Inc.	1,363	62,466
#	Cricut, Inc., Class A	3,023	18,773
*	Culp, Inc.	4,000	20,240
	Dana, Inc.	37,231	473,206
#	Designer Brands, Inc., Class A	12,021	98,091
#*	Destination XL Group, Inc.	16,408	61,202
*	Dorman Products, Inc.	6,099	618,256
*	Duluth Holdings, Inc., Class B	5,582	20,318
*	El Pollo Loco Holdings, Inc.	10,787	130,091
	Escalade, Inc.	2,840	42,259

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	Ethan Allen Interiors, Inc.	8,291	$255,943
#*	Figs, Inc., Class A	10,612	68,978
#*	First Watch Restaurant Group, Inc.	16,339	265,836
*	Five Below, Inc.	2,164	157,409
	Flexsteel Industries, Inc.	1,294	49,107
	Foot Locker, Inc.	15,203	441,799
#*	Full House Resorts, Inc.	5,636	31,731
#*	Funko, Inc., Class A	3,226	32,228
	Gap, Inc.	79,349	1,863,115
*	Genesco, Inc.	3,862	119,065
*	Gentherm, Inc.	5,636	310,994
*	G-III Apparel Group Ltd.	14,998	413,495
#*	Global Business Travel Group I	11,834	79,524
	Golden Entertainment, Inc.	3,441	115,033
*	Goodyear Tire & Rubber Co.	68,397	800,245
	Graham Holdings Co., Class B	1,065	825,215
*	Green Brick Partners, Inc.	12,789	935,515
	Group 1 Automotive, Inc.	4,074	1,489,943
#*	GrowGeneration Corp.	20,280	46,847
	Guess?, Inc.	12,934	311,063
	Hamilton Beach Brands Holding Co., Class A	3,030	59,176
	Harley-Davidson, Inc.	32,922	1,234,575
	Haverty Furniture Cos., Inc. (HVT US)	4,883	142,925
*	Helen of Troy Ltd.	5,074	299,924
*	Hilton Grand Vacations, Inc.	22,673	979,700
*	Holley, Inc.	16,862	66,436
	Hooker Furnishings Corp.	3,752	57,293
*	Hovnanian Enterprises, Inc., Class A	1,393	292,377
*	JAKKS Pacific, Inc.	2,878	60,553
#	Johnson Outdoors, Inc., Class A	2,153	91,287
	KB Home	15,696	1,351,112
#	Kohl's Corp.	27,232	589,845
	Krispy Kreme, Inc.	14,405	153,125
	Lakeland Industries, Inc.	2,662	62,823
*	Lands' End, Inc.	8,069	142,741
*	Landsea Homes Corp.	8,705	106,027
*	Latham Group, Inc.	19,333	70,372
	Laureate Education, Inc.	35,556	551,118
	La-Z-Boy, Inc.	12,947	571,481
	LCI Industries	5,011	584,734
	Lear Corp.	7,897	963,750
*	Legacy Housing Corp.	6,100	173,728
	Leggett & Platt, Inc.	17,744	233,688
*	LGI Homes, Inc.	6,773	779,369
*	Life Time Group Holdings, Inc.	38,202	793,456
	Lifetime Brands, Inc.	6,271	54,181
*	Lincoln Educational Services Corp.	9,167	129,346
	Lithia Motors, Inc.	5,925	1,637,255
	LKQ Corp.	18,957	786,716
*	Lovesac Co.	2,772	75,842
	Macy's, Inc.	67,153	1,160,404
*	Malibu Boats, Inc., Class A	5,122	194,841
	Marine Products Corp.	3,666	38,823
*	MarineMax, Inc.	6,479	225,923
	Marriott Vacations Worldwide Corp.	8,332	704,721
*	MasterCraft Boat Holdings, Inc.	4,007	87,673
*	Mattel, Inc.	21,825	421,004
#*	Mister Car Wash, Inc.	20,512	155,891
*	Modine Manufacturing Co.	14,884	1,751,251

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Mohawk Industries, Inc.	14,558	$2,344,857
	Monarch Casino & Resort, Inc.	1,391	108,887
	Monro, Inc.	4,844	149,292
*	Motorcar Parts of America, Inc.	4,100	24,805
	Movado Group, Inc.	4,403	114,038
*	National Vision Holdings, Inc.	16,878	244,056
	Newell Brands, Inc.	52,648	452,246
*	ODP Corp.	12,767	539,406
#*	ONE Group Hospitality, Inc.	7,247	36,742
*	OneSpaWorld Holdings Ltd.	15,698	252,581
#*	OneWater Marine, Inc., Class A	3,425	84,529
#	Oxford Industries, Inc.	4,924	518,645
	Patrick Industries, Inc.	6,278	803,961
#*	Penn Entertainment, Inc.	17,997	359,400
	Penske Automotive Group, Inc.	13,166	2,292,332
	Perdoceo Education Corp.	20,573	510,005
	PetMed Express, Inc.	3,703	14,034
	Phinia, Inc.	10,356	462,913
*	Playa Hotels & Resorts NV	50,237	425,759
	Polaris, Inc.	6,600	549,648
	PVH Corp.	16,578	1,690,790
#	RCI Hospitality Holdings, Inc.	1,296	64,126
	Rocky Brands, Inc.	1,744	59,784
*	Sally Beauty Holdings, Inc.	24,318	278,441
	Shoe Carnival, Inc.	9,081	385,670
#	Signet Jewelers Ltd.	10,767	905,828
*	Skechers USA, Inc., Class A	11,481	747,758
	Sonic Automotive, Inc., Class A	7,204	428,926
*	Sportsman's Warehouse Holdings, Inc.	10,817	27,583
	Standard Motor Products, Inc.	5,361	175,466
#*	Stitch Fix, Inc., Class A	31,611	148,888
*	Stoneridge, Inc.	6,961	117,014
	Strategic Education, Inc.	6,226	656,220
*	Strattec Security Corp.	1,038	25,452
*	Stride, Inc.	10,465	795,131
	Superior Group of Cos., Inc.	3,288	65,497
*	Taylor Morrison Home Corp.	28,582	1,917,281
#	Thor Industries, Inc.	12,652	1,342,883
*	Tile Shop Holdings, Inc.	5,840	42,165
*	Tilly's, Inc., Class A	7,075	41,460
	Toll Brothers, Inc.	4,120	587,965
*	Topgolf Callaway Brands Corp.	44,521	734,597
#*	Traeger, Inc.	6,567	16,023
*	Tri Pointe Homes, Inc.	27,021	1,222,700
#*	Under Armour, Inc. (UA US), Class C	53,766	365,071
*	Under Armour, Inc. (UAA US), Class A	42,318	294,956
*	Unifi, Inc.	6,055	34,090
*	Universal Electronics, Inc.	3,207	38,131
*	Universal Technical Institute, Inc.	10,892	206,294
	Upbound Group, Inc.	10,131	382,243
*	Urban Outfitters, Inc.	25,412	1,170,223
#*	Vera Bradley, Inc.	8,302	57,118
#	VF Corp.	30,678	520,299
*	Visteon Corp.	3,101	358,290
*	VOXX International Corp.	7,772	19,896
	Weyco Group, Inc.	3,084	107,354
	Whirlpool Corp.	6,492	661,989
	Winnebago Industries, Inc.	7,871	492,095
	Worthington Enterprises, Inc.	11,339	565,930

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Zumiez, Inc.	6,301	$160,171
TOTAL CONSUMER DISCRETIONARY			76,407,904
CONSUMER STAPLES — (4.3%)
	Andersons, Inc.	10,801	588,979
#	B&G Foods, Inc.	12,889	111,103
*	Boston Beer Co., Inc. , Class A	581	162,802
	Calavo Growers, Inc.	3,398	80,838
#*	Central Garden & Pet Co. (CENT US)	3,200	127,488
*	Central Garden & Pet Co. (CENTA US), Class A	13,396	460,287
*	Chefs' Warehouse, Inc.	3,220	133,920
*	Darling Ingredients, Inc.	32,339	1,284,828
	Dole PLC	6,048	89,813
#*	Duckhorn Portfolio, Inc.	25,365	184,150
	Edgewell Personal Care Co.	14,529	568,810
	Fresh Del Monte Produce, Inc.	15,976	400,199
*	Grocery Outlet Holding Corp.	19,175	375,063
*	Hain Celestial Group, Inc.	10,142	78,499
	Ingles Markets, Inc., Class A	3,652	295,995
	Ingredion, Inc.	13,571	1,687,825
	J M Smucker Co.	21,815	2,573,079
	J&J Snack Foods Corp.	504	85,025
	Lifevantage Corp.	2,900	23,722
#	MGP Ingredients, Inc.	1,552	126,566
*	Mission Produce, Inc.	8,043	90,403
	Molson Coors Beverage Co., Class B	46,009	2,431,576
	Natural Grocers by Vitamin Cottage, Inc.	6,617	180,512
*	Nature's Sunshine Products, Inc.	5,004	85,618
	Nu Skin Enterprises, Inc., Class A	6,126	68,734
	Oil-Dri Corp. of America	2,079	135,343
*	Post Holdings, Inc.	18,125	1,982,150
	PriceSmart, Inc.	7,049	643,785
*	Seneca Foods Corp. (SENEA US), Class A	1,485	89,605
*	Simply Good Foods Co.	16,076	545,298
	SpartanNash Co.	10,130	213,946
	Spectrum Brands Holdings, Inc.	8,388	709,709
	Tootsie Roll Industries, Inc.	4,762	146,860
*	TreeHouse Foods, Inc.	13,511	544,223
*	U.S. Foods Holding Corp.	34,691	1,886,843
*	United Natural Foods, Inc.	13,297	206,103
*	USANA Health Sciences, Inc.	4,142	184,733
	Village Super Market, Inc., Class A	3,681	116,614
	Walgreens Boots Alliance, Inc.	18,138	215,298
	Weis Markets, Inc.	7,119	537,129
#*	Whole Earth Brands, Inc.	2,362	11,503
TOTAL CONSUMER STAPLES			20,464,976
ENERGY — (3.9%)
*	Amplify Energy Corp.	8,991	67,522
*	Antero Resources Corp.	64,105	1,860,327
	Archrock, Inc.	26,462	548,557
*	Bristow Group, Inc.	5,325	202,084
	ChampionX Corp.	5,423	185,792
*	Clean Energy Fuels Corp.	15,272	43,525
	Delek U.S. Holdings, Inc.	17,167	408,231
*	Diamond Offshore Drilling, Inc.	2,038	33,464
*	DMC Global, Inc.	5,350	72,225
*	Dril-Quip, Inc.	9,073	157,144

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
	Energy Services of America Corp.	3,774	$28,796
*	Expro Group Holdings NV	24,950	579,339
*	Forum Energy Technologies, Inc.	3,806	70,221
*	Geospace Technologies Corp.	3,758	35,062
*	Gulf Island Fabrication, Inc.	6,400	39,936
*	Helix Energy Solutions Group, Inc.	55,755	657,909
	HF Sinclair Corp.	46,398	2,388,105
*	Kosmos Energy Ltd.	64,331	355,751
#*	Nabors Industries Ltd.	1,592	163,705
*	Natural Gas Services Group, Inc.	4,461	90,826
*	Newpark Resources, Inc.	31,317	258,678
#	Northern Oil & Gas, Inc.	17,686	763,858
	NOV, Inc.	73,869	1,537,953
*	Oil States International, Inc.	15,718	89,907
	Patterson-UTI Energy, Inc.	12,064	132,583
*	ProPetro Holding Corp.	32,365	310,380
	Range Resources Corp.	51,769	1,616,746
	Ranger Energy Services, Inc.	4,034	52,321
*	REX American Resources Corp.	5,681	288,652
	RPC, Inc.	54,507	407,167
*	Seadrill Ltd.	7,089	389,966
	Select Water Solutions, Inc.	39,531	467,256
	Sitio Royalties Corp., Class A	9,676	235,611
	Solaris Oilfield Infrastructure, Inc., Class A	6,960	91,524
	TechnipFMC PLC	64,953	1,916,114
*	TETRA Technologies, Inc.	19,800	73,854
#*	Transocean Ltd.	234,696	1,358,890
*	U.S. Silica Holdings, Inc.	4,076	63,137
	World Kinect Corp.	22,121	617,840
TOTAL ENERGY			18,660,958
FINANCIALS — (27.2%)
	1st Source Corp.	5,639	358,358
*	Acacia Research Corp.	7,366	39,408
	ACNB Corp.	1,876	77,816
	Affiliated Managers Group, Inc.	7,249	1,345,559
	Alerus Financial Corp.	4,356	97,792
	Ally Financial, Inc.	57,288	2,578,533
#*	AlTi Global, Inc.	2,937	14,391
	Amalgamated Financial Corp.	7,220	229,668
*	Ambac Financial Group, Inc.	13,700	180,703
	Amerant Bancorp, Inc.	7,261	163,300
	American Financial Group, Inc.	4,900	641,704
	Ameris Bancorp	15,570	948,057
#	Ames National Corp.	2,367	51,672
	Arrow Financial Corp.	2,736	86,239
*	AssetMark Financial Holdings, Inc.	10,141	349,864
	Associated Banc-Corp.	36,898	847,916
	Associated Capital Group, Inc., Class A	306	10,413
	Assurant, Inc.	850	148,639
	Assured Guaranty Ltd.	13,489	1,111,089
	Atlantic Union Bankshares Corp.	23,910	987,244
*	Atlanticus Holdings Corp.	3,806	136,141
	Axis Capital Holdings Ltd.	20,660	1,564,995
*	Axos Financial, Inc.	15,445	1,127,639
	Banc of California, Inc.	12,623	176,470
	BancFirst Corp.	4,506	484,080
	Bank First Corp.	1,146	106,234
	Bank of Marin Bancorp	1,651	33,532

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Bank of NT Butterfield & Son Ltd.	6,684	$256,265
	Bank OZK	25,115	1,177,642
	Bank7 Corp.	779	32,313
	BankFinancial Corp.	3,100	36,332
	BankUnited, Inc.	15,105	581,845
	Bankwell Financial Group, Inc.	1,826	51,402
	Banner Corp.	6,778	401,393
	Bar Harbor Bankshares	4,147	132,538
	BayCom Corp.	3,607	86,893
	BCB Bancorp, Inc.	2,429	30,800
	Berkshire Hills Bancorp, Inc.	12,095	333,822
*	Blue Foundry Bancorp	4,624	52,205
	BOK Financial Corp.	12,691	1,305,142
	Bread Financial Holdings, Inc.	9,879	539,196
*	Bridgewater Bancshares, Inc.	4,602	63,554
*	Brighthouse Financial, Inc.	14,421	719,175
#	Brookfield Asset Management Ltd., Class A	2,451	106,937
	Brookline Bancorp, Inc.	17,866	187,414
	Burke & Herbert Financial Services Corp.	1,631	110,419
	Business First Bancshares, Inc.	6,189	157,324
	Byline Bancorp, Inc.	9,356	262,436
	C&F Financial Corp.	728	43,316
	Cadence Bank	41,688	1,370,285
*	California BanCorp	1,043	26,169
	Camden National Corp.	3,347	139,503
	Capital Bancorp, Inc.	1,866	47,564
	Capital City Bank Group, Inc.	5,210	184,955
	Capitol Federal Financial, Inc.	26,668	168,542
*	Carter Bankshares, Inc.	6,178	100,640
	Cass Information Systems, Inc.	2,575	110,570
	Cathay General Bancorp	18,524	820,984
	Central Pacific Financial Corp.	5,595	145,974
	Chemung Financial Corp.	1,081	52,710
	Citizens & Northern Corp.	3,770	76,342
	City Holding Co.	1,843	224,662
	Civista Bancshares, Inc.	3,868	69,431
	CNB Financial Corp.	4,521	116,009
	CNO Financial Group, Inc.	21,516	750,048
*	Coastal Financial Corp.	2,592	136,598
	Colony Bankcorp, Inc.	4,760	73,923
*	Columbia Financial, Inc.	13,551	244,054
	Comerica, Inc.	26,109	1,431,034
	Commerce Bancshares, Inc.	11,893	769,596
	Community Financial System, Inc.	7,427	458,097
	Community Trust Bancorp, Inc.	4,858	246,398
	Community West Bancshares	3,231	67,011
	ConnectOne Bancorp, Inc.	10,514	254,649
*	Consumer Portfolio Services, Inc.	5,067	47,934
*	CrossFirst Bankshares, Inc.	12,402	229,933
	Cullen/Frost Bankers, Inc.	10,846	1,269,633
*	Customers Bancorp, Inc.	6,486	418,217
	CVB Financial Corp.	33,015	629,266
	Dime Community Bancshares, Inc.	4,580	115,782
	Donegal Group, Inc. (DGICA US), Class A	7,840	115,483
	Eagle Bancorp Montana, Inc.	1,400	20,398
	Eagle Bancorp, Inc.	3,588	77,214
	East West Bancorp, Inc.	21,537	1,892,887
	Eastern Bankshares, Inc.	41,855	696,467
*	eHealth, Inc.	4,688	24,893

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Employers Holdings, Inc.	7,389	$354,746
	Enact Holdings, Inc.	11,990	408,020
*	Encore Capital Group, Inc.	5,233	264,528
*	Enova International, Inc.	9,073	784,542
*	Enstar Group Ltd.	3,148	1,021,211
	Enterprise Bancorp, Inc.	2,368	69,974
	Enterprise Financial Services Corp.	7,601	401,865
	Equity Bancshares, Inc., Class A	4,772	193,266
	Esquire Financial Holdings, Inc.	1,620	99,905
	Essent Group Ltd.	23,911	1,502,567
	Evans Bancorp, Inc.	1,450	50,591
*	EZCORP, Inc., Class A	16,554	172,493
#	F&G Annuities & Life, Inc.	2,577	111,146
	Farmers National Banc Corp.	7,927	123,740
	FB Financial Corp.	8,823	411,946
	Federal Agricultural Mortgage Corp. (AGM US), Class C	1,949	401,923
	Financial Institutions, Inc.	4,235	111,465
	First American Financial Corp.	20,521	1,243,162
	First BanCorp	40,277	863,942
	First Bancorp, Inc.	2,300	64,745
	First Bancorp/Southern Pines NC	8,383	350,409
	First Bancshares, Inc.	6,738	224,510
	First Bank	5,876	90,725
	First Busey Corp.	12,960	355,622
	First Business Financial Services, Inc.	2,501	115,096
	First Commonwealth Financial Corp.	21,455	387,906
	First Community Bankshares, Inc.	4,987	223,318
	First Community Corp.	600	13,500
	First Financial Bancorp	25,997	711,278
	First Financial Corp.	2,856	128,406
	First Foundation, Inc.	14,504	101,528
	First Hawaiian, Inc.	25,058	627,452
	First Horizon Corp.	92,713	1,551,088
	First Internet Bancorp	2,330	86,350
	First Interstate BancSystem, Inc., Class A	18,836	594,653
	First Merchants Corp.	11,719	472,862
	First Mid Bancshares, Inc.	4,406	169,146
	First Northwest Bancorp	1,286	13,130
	First of Long Island Corp.	5,557	72,908
	First United Corp.	1,585	44,586
*	First Western Financial, Inc.	1,560	28,298
	FirstCash Holdings, Inc.	744	83,030
	Five Star Bancorp	1,173	34,486
	Flushing Financial Corp.	8,161	120,212
	FNB Corp.	80,047	1,227,921
	Franklin Resources, Inc.	7,080	161,920
	FS Bancorp, Inc.	2,327	102,458
	Fulton Financial Corp.	38,863	752,776
*	FVCBankcorp, Inc.	731	9,269
*	Genworth Financial, Inc., Class A	110,404	747,435
	German American Bancorp, Inc.	6,638	261,139
	Glacier Bancorp, Inc.	2,279	101,894
	Globe Life, Inc.	6,002	556,625
	Great Southern Bancorp, Inc.	3,335	208,804
*	Green Dot Corp., Class A	10,197	97,483
*	Greenlight Capital Re Ltd., Class A	8,867	122,365
	Guaranty Bancshares, Inc.	2,732	94,336
	Hancock Whitney Corp.	19,027	1,041,348
	Hanmi Financial Corp.	6,178	126,031

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	HarborOne Bancorp, Inc.	9,845	$131,431
	HBT Financial, Inc.	5,527	127,121
	Heartland Financial USA, Inc.	9,144	498,531
	Heritage Commerce Corp.	13,437	139,073
	Heritage Financial Corp.	6,832	158,297
*	Heritage Insurance Holdings, Inc.	7,900	63,121
	Hingham Institution For Savings The	293	72,866
	Home Bancorp, Inc.	2,324	102,535
	Home BancShares, Inc.	46,188	1,308,506
	HomeTrust Bancshares, Inc.	3,920	139,042
	Hope Bancorp, Inc.	25,287	332,777
	Horace Mann Educators Corp.	7,720	266,880
	Horizon Bancorp, Inc.	9,361	149,495
	Independent Bank Corp. (IBCP US)	6,289	218,165
	Independent Bank Corp. (INDB US)	9,144	586,588
	Independent Bank Group, Inc.	10,340	610,680
	International Bancshares Corp.	14,332	966,550
	Invesco Ltd.	86,784	1,497,892
	Investar Holding Corp.	2,295	42,458
	Investors Title Co.	499	106,207
	Jackson Financial, Inc., Class A	18,669	1,643,992
	James River Group Holdings Ltd.	4,747	41,014
	Janus Henderson Group PLC	35,256	1,312,581
	Jefferies Financial Group, Inc.	35,304	2,064,225
	Kearny Financial Corp.	13,977	100,634
	Kemper Corp.	13,896	890,178
	Lakeland Financial Corp.	3,400	233,002
	LCNB Corp.	2,465	37,690
*	LendingClub Corp.	18,923	236,727
	Live Oak Bancshares, Inc.	7,833	353,582
	Macatawa Bank Corp.	10,179	150,853
	MainStreet Bancshares, Inc.	866	15,467
	Mercantile Bank Corp.	4,297	207,803
	Merchants Bancorp	9,013	405,585
	Mercury General Corp.	11,290	675,932
	Meridian Corp.	1,862	21,692
	Metrocity Bankshares, Inc.	3,171	100,235
*	Metropolitan Bank Holding Corp.	1,640	86,477
	MGIC Investment Corp.	60,822	1,510,818
	Mid Penn Bancorp, Inc.	3,685	109,260
	Midland States Bancorp, Inc.	5,990	142,203
	MidWestOne Financial Group, Inc.	3,362	98,540
*	Mr. Cooper Group, Inc.	10,331	928,550
	MVB Financial Corp.	2,600	59,722
	National Bank Holdings Corp., Class A	7,887	330,308
	National Bankshares, Inc.	833	26,473
	Navient Corp.	31,054	509,596
	NBT Bancorp, Inc.	9,615	471,327
*	NCR Atleos Corp.	10,267	330,084
	Nelnet, Inc., Class A	6,405	721,908
	Nicolet Bankshares, Inc.	3,733	375,390
*	NMI Holdings, Inc., Class A	22,575	888,326
	Northeast Bank	2,260	164,212
	Northeast Community Bancorp, Inc.	3,060	69,707
	Northfield Bancorp, Inc.	8,868	110,939
	Northrim BanCorp, Inc.	1,563	106,909
	Northwest Bancshares, Inc.	31,243	438,652
	Norwood Financial Corp.	406	11,969
	Oak Valley Bancorp	428	12,185

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	OceanFirst Financial Corp.	13,478	$244,895
	OFG Bancorp	12,504	567,932
	Old National Bancorp	63,410	1,269,468
	Old Republic International Corp.	63,596	2,201,694
	Old Second Bancorp, Inc.	8,365	141,536
	OneMain Holdings, Inc.	19,848	1,037,256
*	Onity Group, Inc.	2,286	66,820
	OP Bancorp	4,129	51,489
*	Oportun Financial Corp.	6,699	20,566
	Oppenheimer Holdings, Inc., Class A	2,246	115,489
	Orange County Bancorp, Inc.	444	27,612
	Origin Bancorp, Inc.	6,286	215,987
	Orrstown Financial Services, Inc.	5,375	188,985
*	Oscar Health, Inc., Class A	35,645	630,204
	Pacific Premier Bancorp, Inc.	19,636	531,350
	Park National Corp.	2,635	466,290
	Parke Bancorp, Inc.	2,375	46,455
	Pathward Financial, Inc.	5,084	343,373
*	Paysafe Ltd.	13,319	279,566
	PCB Bancorp	3,867	74,517
	Peapack-Gladstone Financial Corp.	4,526	127,905
	Penns Woods Bancorp, Inc.	1,210	28,822
	PennyMac Financial Services, Inc.	11,920	1,169,590
	Peoples Bancorp of North Carolina, Inc.	700	22,246
	Peoples Bancorp, Inc.	8,185	272,315
	Peoples Financial Services Corp.	1,223	60,746
	Pinnacle Financial Partners, Inc.	15,290	1,472,733
	Piper Sandler Cos.	382	104,393
*	Ponce Financial Group, Inc.	7,900	78,210
	Popular, Inc.	16,467	1,690,008
*	PRA Group, Inc.	8,734	232,761
	Preferred Bank	3,603	310,074
	Premier Financial Corp.	7,771	196,917
	Primis Financial Corp.	6,655	87,846
	Princeton Bancorp, Inc.	25	978
*	ProAssurance Corp.	11,478	150,362
	PROG Holdings, Inc.	4,778	215,297
	Prosperity Bancshares, Inc.	17,770	1,288,680
*	Provident Bancorp, Inc.	2,278	24,807
	Provident Financial Services, Inc.	27,707	513,688
	QCR Holdings, Inc.	4,338	331,597
	Radian Group, Inc.	31,438	1,166,350
	RBB Bancorp	4,729	109,098
	Red River Bancshares, Inc.	888	49,479
	Regional Management Corp.	2,260	73,902
	RenaissanceRe Holdings Ltd.	2,457	569,803
	Renasant Corp.	13,178	453,191
*	Repay Holdings Corp.	21,002	202,039
	Republic Bancorp, Inc., Class A	4,245	278,557
	Richmond Mutual BanCorp, Inc.	550	6,639
	Riverview Bancorp, Inc.	4,900	22,638
	S&T Bancorp, Inc.	9,881	438,519
	Safety Insurance Group, Inc.	3,227	276,070
	Sandy Spring Bancorp, Inc.	6,606	202,342
	Seacoast Banking Corp. of Florida	18,358	511,087
*	Security National Financial Corp., Class A	2,842	23,447
*	Selectquote, Inc.	7,717	31,563
	ServisFirst Bancshares, Inc.	7,464	598,911
	Shore Bancshares, Inc.	7,289	105,836

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Sierra Bancorp	4,635	$134,832
	Simmons First National Corp., Class A	27,763	597,737
*	SiriusPoint Ltd.	42,599	612,148
	SLM Corp.	24,003	544,628
	SmartFinancial, Inc.	4,132	117,101
#*	SoFi Technologies, Inc.	132,830	1,001,531
	South Plains Financial, Inc.	3,123	101,310
*	Southern First Bancshares, Inc.	1,200	41,520
	Southern Missouri Bancorp, Inc.	2,534	144,945
	Southern States Bancshares, Inc.	798	26,111
#	Southside Bancshares, Inc.	5,695	199,268
	SouthState Corp.	16,347	1,617,863
	Stellar Bancorp, Inc.	6,336	173,606
	Stewart Information Services Corp.	6,712	474,538
#	Stock Yards Bancorp, Inc.	3,787	235,627
*	StoneX Group, Inc.	6,135	511,291
	Synovus Financial Corp.	28,653	1,339,528
	Territorial Bancorp, Inc.	1,638	16,446
*	Texas Capital Bancshares, Inc.	12,830	848,063
	TFS Financial Corp.	24,338	330,023
*	Third Coast Bancshares, Inc.	115	2,688
	Timberland Bancorp, Inc.	2,200	67,210
	Tiptree, Inc.	10,446	206,308
	Tompkins Financial Corp.	2,820	177,491
	Towne Bank	16,686	554,643
	TriCo Bancshares	6,714	312,402
*	Triumph Financial, Inc.	3,826	347,133
	TrustCo Bank Corp.	4,384	156,114
	Trustmark Corp.	11,667	405,195
	UMB Financial Corp.	7,051	719,343
	United Bankshares, Inc.	29,783	1,159,452
	United Community Banks, Inc.	25,443	787,461
	United Fire Group, Inc.	5,333	119,513
	Unity Bancorp, Inc.	2,451	84,854
	Universal Insurance Holdings, Inc.	7,418	146,951
	Univest Financial Corp.	6,461	178,647
	Unum Group	41,877	2,409,184
	USCB Financial Holdings, Inc.	1,170	19,492
	Valley National Bancorp	79,009	663,676
	Veritex Holdings, Inc.	10,667	267,422
	Virginia National Bankshares Corp.	813	31,772
	Virtus Investment Partners, Inc.	1,211	273,686
	WaFd, Inc.	17,936	638,342
	Walker & Dunlop, Inc.	5,003	534,821
	Washington Trust Bancorp, Inc.	3,513	112,451
	Waterstone Financial, Inc.	3,929	58,621
	Webster Financial Corp.	30,758	1,526,212
	WesBanco, Inc.	18,296	583,276
	West BanCorp, Inc.	3,713	77,008
	Westamerica BanCorp	3,878	209,257
	Western Alliance Bancorp	21,684	1,744,695
	Western New England Bancorp, Inc.	5,200	43,056
	Westwood Holdings Group, Inc.	546	7,247
	White Mountains Insurance Group Ltd.	584	1,043,024
	Wintrust Financial Corp.	13,835	1,496,947
*	World Acceptance Corp.	1,270	155,092
	WSFS Financial Corp.	14,092	796,057
	Zions Bancorp NA	33,088	1,709,657
TOTAL FINANCIALS			129,486,162

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (7.0%)
*	Acadia Healthcare Co., Inc.	7,414	$480,798
*	Accolade, Inc.	24,300	99,630
*	AdaptHealth Corp.	19,632	223,020
*	Addus HomeCare Corp.	4,928	598,062
*	Agios Pharmaceuticals, Inc.	9,403	436,299
#*	Allogene Therapeutics, Inc.	17,269	50,771
*	Amedisys, Inc.	5,253	515,057
*	AngioDynamics, Inc.	10,541	82,641
*	ANI Pharmaceuticals, Inc.	2,976	195,583
*	Anika Therapeutics, Inc.	3,278	89,325
*	Arcturus Therapeutics Holdings, Inc.	6,132	143,857
*	Artivion, Inc.	1,364	37,033
*	Atea Pharmaceuticals, Inc.	21,815	83,333
#*	Aura Biosciences, Inc.	3,136	32,019
*	Avanos Medical, Inc.	11,749	281,036
*	Avidity Biosciences, Inc.	9,060	412,955
*	Azenta, Inc.	15,168	944,815
*	Bio-Rad Laboratories, Inc., Class A	4,063	1,374,757
*	Brookdale Senior Living, Inc.	59,854	462,671
*	CareDx, Inc.	8,277	165,457
*	Caribou Biosciences, Inc.	9,060	21,019
*	Castle Biosciences, Inc.	6,351	153,250
*	Catalent, Inc.	14,209	843,162
*	Certara, Inc.	18,521	289,113
	CONMED Corp.	1,069	73,804
*	Cross Country Healthcare, Inc.	9,662	176,235
#*	CryoPort, Inc.	5,099	47,064
*	Cullinan Therapeutics, Inc.	13,623	263,605
*	Definitive Healthcare Corp.	14,547	56,733
#	Dentsply Sirona, Inc.	7,545	204,771
#*	Design Therapeutics, Inc.	3,300	16,830
*	Dynavax Technologies Corp.	5,948	66,558
*	Editas Medicine, Inc.	16,985	91,889
*	Elanco Animal Health, Inc.	41,110	536,074
*	Electromed, Inc.	1,419	22,193
#*	Eledon Pharmaceuticals, Inc.	3,856	11,337
*	Enhabit, Inc.	12,322	126,177
*	Enovis Corp.	13,478	642,092
*	Envista Holdings Corp.	36,712	626,674
*	Erasca, Inc.	16,717	52,659
*	Evolent Health, Inc., Class A	2,839	66,205
*	Fate Therapeutics, Inc.	33,678	179,504
*	FONAR Corp.	1,044	19,293
*	Fulcrum Therapeutics, Inc.	12,563	116,585
*	Fulgent Genetics, Inc.	6,471	154,851
*	Generation Bio Co.	1,376	4,596
*	Globus Medical, Inc., Class A	559	40,226
#*	GoodRx Holdings, Inc., Class A	14,452	130,791
*	Harvard Bioscience, Inc.	12,609	40,349
*	Health Catalyst, Inc.	14,727	108,538
	HealthStream, Inc.	7,384	219,379
*	ICU Medical, Inc.	2,495	316,815
*	Innoviva, Inc.	23,400	440,856
#*	Inogen, Inc.	6,700	61,975
*	Integer Holdings Corp.	8,105	962,550
*	Integra LifeSciences Holdings Corp.	18,618	461,913
*	iTeos Therapeutics, Inc.	11,368	199,963
*	Jazz Pharmaceuticals PLC	4,230	466,357
*	Kewaunee Scientific Corp.	365	20,301

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	Leap Therapeutics, Inc.	1,912	$4,092
*	LENSAR, Inc.	858	4,281
#*	LifeStance Health Group, Inc.	20,669	113,886
*	Ligand Pharmaceuticals, Inc.	3,614	393,890
*	LivaNova PLC	5,741	283,605
*	MaxCyte, Inc.	22,438	107,702
	Mesa Laboratories, Inc.	1,197	137,080
#*	Monte Rosa Therapeutics, Inc.	8,803	39,790
*	Myriad Genetics, Inc.	4,759	133,109
	National HealthCare Corp.	4,992	679,711
*	Nautilus Biotechnology, Inc.	3,527	9,558
#*	Neogen Corp.	29,899	509,180
#*	Nuvation Bio, Inc.	41,065	157,279
#*	Olema Pharmaceuticals, Inc.	11,243	181,687
*»	OmniAb, Inc. (2200963D US)	907	0
*»	OmniAb, Inc. (2200964D US)	907	0
*	OmniAb, Inc. (OABI UQ)	25,268	121,034
*	Omnicell, Inc.	6,333	184,987
*	OptimizeRx Corp.	4,689	51,157
*	OraSure Technologies, Inc.	16,130	72,262
*	Organogenesis Holdings, Inc.	21,065	63,616
*	ORIC Pharmaceuticals, Inc.	2,838	31,786
*	Orthofix Medical, Inc.	2,752	44,252
*	OrthoPediatrics Corp.	7,266	223,647
*	Owens & Minor, Inc.	18,724	307,448
*	Pacira BioSciences, Inc.	12,421	256,494
	Patterson Cos., Inc.	23,173	585,118
*††	PDL BioPharma, Inc.	11,311	13,573
*	Pediatrix Medical Group, Inc.	15,619	130,262
	Perrigo Co. PLC	32,978	932,288
*	PetIQ, Inc.	6,435	140,798
	Phibro Animal Health Corp., Class A	5,400	101,952
#*	Pliant Therapeutics, Inc.	10,435	149,325
#*	Prelude Therapeutics, Inc.	6,582	41,927
#	Premier, Inc., Class A	22,091	463,469
*	Prestige Consumer Healthcare, Inc.	8,100	573,561
*	Puma Biotechnology, Inc.	4,882	17,502
*	Quanterix Corp.	7,488	110,523
*	QuidelOrtho Corp.	8,281	325,360
#*	Quipt Home Medical Corp.	6,574	25,376
#*	RAPT Therapeutics, Inc.	2,000	6,280
*	REGENXBIO, Inc.	11,500	163,875
*	Relay Therapeutics, Inc.	18,199	149,596
*	Sage Therapeutics, Inc.	7,424	81,293
	Select Medical Holdings Corp.	24,643	979,806
*	Semler Scientific, Inc.	1,882	62,388
#*	Sensus Healthcare, Inc.	2,727	17,371
#	SIGA Technologies, Inc.	7,902	78,862
*	Supernus Pharmaceuticals, Inc.	10,930	325,933
*	Surgery Partners, Inc.	17,864	542,351
*	Tactile Systems Technology, Inc.	4,369	55,792
#*	Teladoc Health, Inc.	27,118	255,723
*	Terns Pharmaceuticals, Inc.	729	5,650
*	TruBridge, Inc.	4,455	49,985
	U.S. Physical Therapy, Inc.	800	78,000
	Universal Health Services, Inc., Class B	16,077	3,436,620
	Utah Medical Products, Inc.	718	49,973
*	Vanda Pharmaceuticals, Inc.	17,253	100,758
*	Varex Imaging Corp.	10,216	151,095

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Veracyte, Inc.	18,518	$444,432
	Viatris, Inc.	267,641	3,227,750
*	Vir Biotechnology, Inc.	3,177	32,278
*	Voyager Therapeutics, Inc.	6,275	57,667
*	Werewolf Therapeutics, Inc.	6,073	13,664
*	Xencor, Inc.	1,375	28,077
*	Zimvie, Inc.	5,631	119,039
*	Zymeworks, Inc.	17,488	182,924
TOTAL HEALTH CARE			33,461,154
INDUSTRIALS — (18.4%)
#*	3D Systems Corp.	5,391	19,677
*	AAR Corp.	10,315	666,349
	ABM Industries, Inc.	17,763	986,912
	ACCO Brands Corp.	28,063	143,402
	Acme United Corp.	800	36,120
	Acuity Brands, Inc.	4,242	1,066,227
#*	AerSale Corp.	3,512	23,671
	AGCO Corp.	14,470	1,366,257
	Air Lease Corp.	37,705	1,870,922
	Alamo Group, Inc.	3,558	685,698
	Albany International Corp., Class A	1,148	107,430
*	Alight, Inc., Class A	124,595	943,184
	Allient, Inc.	4,747	137,378
*	Alpha Pro Tech Ltd.	1,796	10,489
#	Alta Equipment Group, Inc.	6,851	71,935
#*	Ameresco, Inc., Class A	8,612	271,881
*	American Superconductor Corp.	8,401	202,968
*	American Woodmark Corp.	4,932	503,804
	Apogee Enterprises, Inc.	6,087	417,812
	ARC Document Solutions, Inc.	15,000	45,750
	ArcBest Corp.	7,233	911,720
	Arcosa, Inc.	13,644	1,267,664
	Argan, Inc.	3,568	281,622
	Astec Industries, Inc.	5,594	196,293
*	Astronics Corp. (ATRO US)	8,264	190,320
#*	Asure Software, Inc.	5,807	59,812
	AZZ, Inc.	6,573	525,577
	Barnes Group, Inc.	12,107	488,396
*	Beacon Roofing Supply, Inc.	3,924	403,387
	BGSF, Inc.	1,600	13,728
*	BlueLinx Holdings, Inc.	2,911	351,037
	Boise Cascade Co.	11,682	1,659,895
	Brady Corp., Class A	9,439	675,927
*	BrightView Holdings, Inc.	24,156	347,605
*	Broadwind, Inc.	3,704	12,075
*	CACI International, Inc., Class A	2,646	1,221,076
*	Cadeler AS (CDLR US), ADR	3,026	78,797
*	CECO Environmental Corp.	4,354	127,137
	Civeo Corp.	3,828	104,122
#*	Clarivate PLC	98,984	667,152
	CNH Industrial NV	46,156	491,561
	Columbus McKinnon Corp.	8,005	305,471
*	Commercial Vehicle Group, Inc.	6,639	36,183
#	Concentrix Corp.	5,115	360,607
*	Concrete Pumping Holdings, Inc.	13,849	92,373
*	Conduent, Inc.	55,327	225,734
	Covenant Logistics Group, Inc.	3,204	179,264
*	Custom Truck One Source, Inc.	16,303	81,678

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Deluxe Corp.	12,913	$314,819
*	Distribution Solutions Group, Inc.	2,740	92,475
*	DLH Holdings Corp.	2,945	34,074
*	DNOW, Inc.	35,551	546,063
	Douglas Dynamics, Inc.	2,943	85,082
*	Ducommun, Inc.	5,134	329,449
	Dun & Bradstreet Holdings, Inc.	123,408	1,342,679
*	DXP Enterprises, Inc.	5,281	289,188
	Eastern Co.	1,614	47,516
	EnerSys	6,535	718,393
	Ennis, Inc.	8,289	197,610
	Enpro, Inc.	5,896	1,007,862
*	Enviri Corp.	14,990	177,182
	Esab Corp.	5,954	604,926
	ESCO Technologies, Inc.	6,267	770,590
#	EVI Industries, Inc.	201	4,106
	First Advantage Corp.	26,743	460,514
*	Forrester Research, Inc.	4,878	98,487
#	FTAI Infrastructure, Inc.	17,250	177,847
*	Gates Industrial Corp. PLC	72,861	1,354,486
	GATX Corp.	7,870	1,097,865
*	Gencor Industries, Inc.	3,292	81,082
	Genpact Ltd.	5,148	178,481
*	Gibraltar Industries, Inc.	7,371	547,444
*	GMS, Inc.	9,637	927,369
	Gorman-Rupp Co.	5,466	225,800
*	Graham Corp.	3,300	108,141
	Granite Construction, Inc.	13,630	933,110
*	Great Lakes Dredge & Dock Corp.	21,061	198,605
	Greenbrier Cos., Inc.	9,305	474,648
*	GXO Logistics, Inc.	3,794	212,388
*	Hayward Holdings, Inc.	33,896	501,322
*	Healthcare Services Group, Inc.	13,935	159,277
	Heartland Express, Inc.	20,100	260,697
	Heidrick & Struggles International, Inc.	7,441	298,682
	Helios Technologies, Inc.	5,013	230,347
	Hillenbrand, Inc.	12,465	551,327
*	Hillman Solutions Corp.	46,577	472,757
	HNI Corp.	9,979	548,346
	Hub Group, Inc., Class A	16,106	753,278
*	Hudson Global, Inc.	783	14,243
*	Hudson Technologies, Inc.	8,682	74,318
	Huntington Ingalls Industries, Inc.	2,949	825,661
	Hurco Cos., Inc.	2,372	40,798
	Hyster-Yale, Inc.	2,487	203,287
*	IBEX Holdings Ltd.	3,200	55,808
	ICF International, Inc.	3,802	559,274
*	IES Holdings, Inc.	3,581	551,367
	Insteel Industries, Inc.	6,591	225,742
	Interface, Inc.	18,398	317,917
*	JELD-WEN Holding, Inc.	13,420	223,980
	John Bean Technologies Corp.	1,330	130,845
	Kelly Services, Inc., Class A	9,787	230,288
	Kennametal, Inc.	26,704	698,043
*	Kirby Corp.	10,934	1,343,570
	Knight-Swift Transportation Holdings, Inc.	43,227	2,352,846
	Korn Ferry	15,978	1,177,898
*	Kratos Defense & Security Solutions, Inc.	20,851	469,982
*	L B Foster Co., Class A	3,570	85,716

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Limbach Holdings, Inc.	1,201	$76,528
	LSI Industries, Inc.	6,900	117,714
	Luxfer Holdings PLC	5,250	67,935
*	Manitex International, Inc.	6,524	33,207
*	Manitowoc Co., Inc.	10,482	132,492
	ManpowerGroup, Inc.	15,031	1,151,074
	Marten Transport Ltd.	17,151	322,610
*	Mastech Digital, Inc.	560	4,603
*	Masterbrand, Inc.	35,086	633,302
*	Matrix Service Co.	5,590	56,571
	Matson, Inc.	8,211	1,089,682
	Matthews International Corp., Class A	8,137	235,566
	Maximus, Inc.	5,573	517,676
*	Mayville Engineering Co., Inc.	6,491	124,043
	McGrath RentCorp	4,406	483,911
*	Mercury Systems, Inc.	11,020	391,761
*	Middleby Corp.	6,677	905,268
	Miller Industries, Inc.	3,650	247,981
	MillerKnoll, Inc.	19,276	597,942
*	Mistras Group, Inc.	10,831	108,310
*	MRC Global, Inc.	17,929	259,612
	Mueller Industries, Inc.	26,233	1,860,969
	NL Industries, Inc.	5,312	33,944
*	Northwest Pipe Co.	3,517	134,174
*	NV5 Global, Inc.	2,480	255,787
*	OPENLANE, Inc.	33,467	598,390
*	Orion Group Holdings, Inc.	9,300	76,353
	Oshkosh Corp.	8,222	893,320
*	PAM Transportation Services, Inc.	4,014	81,845
	Park Aerospace Corp.	5,583	74,868
	Park-Ohio Holdings Corp.	3,791	118,355
*	Paycor HCM, Inc.	9,005	111,752
#*	Planet Labs PBC	20,030	50,876
	Powell Industries, Inc.	3,447	632,973
	Preformed Line Products Co.	1,615	222,660
	Primoris Services Corp.	16,168	913,007
*	Proto Labs, Inc.	6,197	215,780
	Quad/Graphics, Inc.	14,200	64,894
	Quanex Building Products Corp.	10,484	350,166
*	Radiant Logistics, Inc.	14,977	93,157
	Regal Rexnord Corp.	13,998	2,249,199
*	Resideo Technologies, Inc.	36,432	827,735
	Resources Connection, Inc.	9,358	111,641
	REV Group, Inc.	16,236	473,766
	Rush Enterprises, Inc. (RUSHA US), Class A	14,102	719,343
	Rush Enterprises, Inc. (RUSHB US), Class B	3,723	176,023
	Ryder System, Inc.	9,770	1,369,363
#	Schneider National, Inc., Class B	25,799	694,251
	Sensata Technologies Holding PLC	29,160	1,136,948
	Shyft Group, Inc.	3,531	59,215
	Standex International Corp.	560	104,608
	Stanley Black & Decker, Inc.	26,555	2,804,739
	Steelcase, Inc., Class A	24,785	359,135
*	Stericycle, Inc.	2,803	164,116
*	Sterling Check Corp.	12,076	189,352
*	Sterling Infrastructure, Inc.	2,826	328,833
*	Stratasys Ltd.	4,342	37,168
#*	Sunrun, Inc.	34,794	609,939
#*	TaskUS, Inc., Class A	4,974	82,121

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Tennant Co.	2,262	$243,595
	Terex Corp.	15,868	1,003,810
*	Thermon Group Holdings, Inc.	10,515	344,997
	Timken Co.	13,601	1,182,607
*	Titan International, Inc.	16,010	136,405
*	Titan Machinery, Inc.	5,709	101,791
	Trinity Industries, Inc.	19,799	654,555
*	TrueBlue, Inc.	9,044	108,076
	TTEC Holdings, Inc.	7,241	57,783
*	Tutor Perini Corp.	13,959	347,440
	Twin Disc, Inc.	4,046	58,343
	UFP Industries, Inc.	12,828	1,692,398
#*	U-Haul Holding Co. (UHAL US)	3,791	253,201
	U-Haul Holding Co. (UHAL/B US)	26,313	1,676,927
*	Ultralife Corp.	4,895	58,642
	UniFirst Corp.	3,714	722,522
	Universal Logistics Holdings, Inc.	6,352	273,327
*	V2X, Inc.	4,329	225,671
	Vestis Corp.	6,717	87,119
*	Vicor Corp.	4,106	172,904
#	Virco Mfg. Corp.	2,012	35,411
*	VirTra, Inc.	1,814	15,909
#	VSE Corp.	3,708	329,975
	Wabash National Corp.	10,149	218,102
	Werner Enterprises, Inc.	16,611	650,985
	WESCO International, Inc.	12,141	2,124,068
*	Willdan Group, Inc.	4,998	169,332
	Willis Lease Finance Corp.	823	71,008
TOTAL INDUSTRIALS			87,785,432
INFORMATION TECHNOLOGY — (9.0%)
#*	8x8, Inc.	6,980	21,498
#*	908 Devices, Inc.	8,901	50,647
*	ACI Worldwide, Inc.	26,466	1,144,125
#*	Aeva Technologies, Inc.	6,546	23,762
*	Alpha & Omega Semiconductor Ltd.	7,380	305,532
	Amdocs Ltd.	10,819	946,338
	American Software, Inc., Class A	5,694	62,292
	Amkor Technology, Inc.	66,375	2,167,807
*	Amtech Systems, Inc.	4,841	27,787
*	Arrow Electronics, Inc.	18,498	2,288,018
*	ASGN, Inc.	9,795	927,293
*	Aspen Technology, Inc.	8,833	1,660,162
*	AstroNova, Inc.	670	10,599
*	Aviat Networks, Inc.	2,896	89,776
	Avnet, Inc.	33,784	1,816,228
	Bel Fuse, Inc. (BELFB US), Class B	3,300	245,091
	Belden, Inc.	3,817	353,798
	Benchmark Electronics, Inc.	12,099	579,179
*	Bill Holdings, Inc.	488	24,380
*	Brightcove, Inc.	5,040	11,995
*	Calix, Inc.	2,777	114,218
#*	Cerence, Inc.	10,825	34,424
*	CEVA, Inc.	3,979	79,779
#*	Cleanspark, Inc.	56,312	900,992
#*	Clearfield, Inc.	670	29,078
*	Coherent Corp.	31,209	2,174,643
*	Cohu, Inc.	11,484	367,373
*	Comtech Telecommunications Corp.	6,636	21,501

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
	CSP, Inc.	524	$8,101
	CTS Corp.	6,806	332,677
#*	Daily Journal Corp.	335	155,976
*	Daktronics, Inc.	13,790	206,574
*	Diebold Nixdorf, Inc.	3,762	163,835
*	Digi International, Inc.	8,391	229,074
*»	Digital Turbine, Inc.	15,892	37,823
*	Diodes, Inc.	9,457	739,537
*	DXC Technology Co.	44,628	907,734
*	E2open Parent Holdings, Inc.	56,650	264,555
#*	Eastman Kodak Co.	14,140	82,153
*	eGain Corp.	5,430	39,368
*	ePlus, Inc.	6,380	586,450
#*	EverCommerce, Inc.	8,610	103,837
*	Everspin Technologies, Inc.	6,741	41,862
#*	FARO Technologies, Inc.	5,505	94,136
#*	Fastly, Inc., Class A	34,331	278,081
*	Flex Ltd.	60,045	1,930,447
*	Grid Dynamics Holdings, Inc.	12,736	164,294
*	Ichor Holdings Ltd.	10,822	367,948
*	Identiv, Inc.	2,730	10,674
	Immersion Corp.	10,431	133,204
	Information Services Group, Inc.	17,853	61,950
*	inTEST Corp.	3,000	32,400
*	Intevac, Inc.	6,900	26,634
*	IPG Photonics Corp.	1,314	105,646
*	Iteris, Inc.	7,941	38,990
	Juniper Networks, Inc.	11,572	436,149
*	Kimball Electronics, Inc.	7,398	175,333
*	Knowles Corp.	32,672	596,917
	Kulicke & Soffa Industries, Inc.	13,370	630,663
*	KVH Industries, Inc.	4,701	20,919
*	Kyndryl Holdings, Inc.	8,170	219,528
*	Lantronix, Inc.	5,605	22,981
	Littelfuse, Inc.	2,407	642,934
*	LiveRamp Holdings, Inc.	14,426	436,819
*	Lumentum Holdings, Inc.	3,594	186,097
*	Luna Innovations, Inc.	1,252	3,756
*	Magnachip Semiconductor Corp.	10,292	52,386
*	Matterport, Inc.	95,076	422,137
	Methode Electronics, Inc.	8,001	101,293
*	Mirion Technologies, Inc.	13,938	146,907
#*	Mitek Systems, Inc.	8,516	113,348
*	NETGEAR, Inc.	7,262	115,321
*	NetScout Systems, Inc.	17,224	350,508
*	nLight, Inc.	6,600	79,662
*	Olo, Inc., Class A	39,859	190,526
*	ON24, Inc.	12,540	82,388
*	Ooma, Inc.	3,266	33,966
*	OSI Systems, Inc.	4,112	608,494
	PC Connection, Inc.	8,648	618,937
*	Photronics, Inc.	18,777	477,124
*	Plexus Corp.	6,626	849,254
*	Ribbon Communications, Inc.	19,363	65,641
	Richardson Electronics Ltd.	4,279	51,220
#*	Riot Platforms, Inc.	56,413	574,848
*	Rogers Corp.	4,338	530,017
*	Sanmina Corp.	17,147	1,291,684
*	ScanSource, Inc.	9,180	477,819

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	SecureWorks Corp., Class A	3,206	$24,686
*	Silicon Laboratories, Inc.	279	33,516
*	SMART Global Holdings, Inc.	7,837	183,386
#*	SmartRent, Inc.	52,091	95,847
	SolarWinds Corp.	35,845	427,631
#*	SoundThinking, Inc.	1,500	23,190
	TD SYNNEX Corp.	19,597	2,335,374
*	Telos Corp.	6,283	27,017
*	TransAct Technologies, Inc.	797	3,180
*	TTM Technologies, Inc.	36,410	705,626
*	Twilio, Inc., Class A	26,867	1,588,646
*	Ultra Clean Holdings, Inc.	20,125	870,607
*	Upland Software, Inc.	3,156	7,275
*	Veeco Instruments, Inc.	664	27,496
*	Verint Systems, Inc.	10,161	367,219
#*	Viasat, Inc.	1,894	38,297
*	Viavi Solutions, Inc.	39,209	315,240
	Vishay Intertechnology, Inc.	32,864	798,924
*	Vishay Precision Group, Inc.	4,379	150,156
	Xerox Holdings Corp.	35,050	377,313
*	Xperi, Inc.	12,774	104,364
TOTAL INFORMATION TECHNOLOGY			42,732,841
MATERIALS — (5.6%)
	American Vanguard Corp.	7,188	69,149
#*	Arcadium Lithium PLC	77,193	245,474
	Ashland, Inc.	12,657	1,223,299
*	Aspen Aerogels, Inc.	9,802	200,059
	Avient Corp.	25,575	1,157,013
	Berry Global Group, Inc.	17,144	1,126,704
*	Bioceres Crop Solutions Corp.	1,172	13,009
	Caledonia Mining Corp. PLC	3,217	37,639
	Carpenter Technology Corp.	10,402	1,517,340
*	Coeur Mining, Inc.	96,336	625,221
	Commercial Metals Co.	32,834	1,973,323
#	Compass Minerals International, Inc.	9,354	124,408
*	Gatos Silver, Inc.	64	813
	Graphic Packaging Holding Co.	25,886	779,169
	Greif, Inc. (GEF US), Class A	6,323	421,618
	Greif, Inc. (GEF/B US), Class B	3,492	246,780
	Haynes International, Inc.	3,802	226,409
	HB Fuller Co.	10,154	875,275
	Hecla Mining Co.	149,841	866,081
	Huntsman Corp.	42,343	1,013,268
*	Ingevity Corp.	6,542	300,212
	Innospec, Inc.	5,931	777,791
*	Intrepid Potash, Inc.	4,108	107,178
	Kaiser Aluminum Corp.	2,520	198,299
*	Knife River Corp.	7,242	575,884
	Koppers Holdings, Inc.	4,732	192,640
*	LSB Industries, Inc.	8,498	77,417
	Materion Corp.	5,036	606,485
	Mativ Holdings, Inc.	8,153	155,641
	Mercer International, Inc.	17,933	136,649
*	Metallus, Inc.	5,970	133,847
	Minerals Technologies, Inc.	8,755	686,217
	Mosaic Co.	62,142	1,849,967
#*	MP Materials Corp.	26,973	364,675
	Myers Industries, Inc.	7,718	114,998

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Northern Technologies International Corp.	2,067	$27,222
	Olympic Steel, Inc.	3,594	182,144
	Pactiv Evergreen, Inc.	25,951	340,996
*	Perimeter Solutions SA	23,181	224,624
	Quaker Chemical Corp.	1,619	293,962
	Radius Recycling, Inc.	9,800	177,576
*	Ranpak Holdings Corp.	18,646	134,624
	Ryerson Holding Corp.	9,496	225,910
	Sensient Technologies Corp.	8,113	633,220
	Silgan Holdings, Inc.	22,745	1,169,775
	Smurfit WestRock PLC	37,192	1,667,689
	Sonoco Products Co.	17,586	948,237
	Stepan Co.	5,527	467,750
	Sylvamo Corp.	5,954	438,869
	TriMas Corp.	10,674	262,367
	Worthington Steel, Inc.	11,339	452,086
TOTAL MATERIALS			26,667,002
REAL ESTATE — (1.5%)
*	Anywhere Real Estate, Inc.	22,772	107,484
*	Cushman & Wakefield PLC	51,978	681,432
#	DigitalBridge Group, Inc.	15,355	216,966
*	Five Point Holdings LLC, Class A	9,671	32,398
*	Forestar Group, Inc.	10,863	343,597
*	FRP Holdings, Inc.	4,908	147,682
*	Howard Hughes Holdings, Inc.	13,550	1,005,003
*	Jones Lang LaSalle, Inc.	10,573	2,652,766
	Kennedy-Wilson Holdings, Inc.	33,639	350,182
	Marcus & Millichap, Inc.	17,230	682,480
	Newmark Group, Inc., Class A	36,939	479,468
#*	Opendoor Technologies, Inc.	50,211	116,489
	RE/MAX Holdings, Inc., Class A	4,179	40,327
	RMR Group, Inc., Class A	3,432	89,026
*	Stratus Properties, Inc.	1,919	53,003
*	Tejon Ranch Co.	8,432	160,208
TOTAL REAL ESTATE			7,158,511
UTILITIES — (0.5%)
#*	Altus Power, Inc.	39,057	164,039
#	Brookfield Renewable Corp., Class A	16,877	474,244
	Genie Energy Ltd., Class B	4,514	76,557
*	Montauk Renewables, Inc.	9,262	55,016
	New Jersey Resources Corp.	19,776	924,528
#	Ormat Technologies, Inc.	4,754	369,101
#*	Sunnova Energy International, Inc.	5,515	38,991
TOTAL UTILITIES			2,102,476
TOTAL COMMON STOCKS Cost ($350,202,075)			462,744,647

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 5.260%	1,533,356	1,533,356

U.S. Sustainability Targeted Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (2.6%)
@§	The DFA Short Term Investment Fund	1,070,047	$12,377,239
TOTAL INVESTMENTS — (100.0%)
(Cost $364,113,002)^^			$476,655,242
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$17,817,231	—	—	$17,817,231
Consumer Discretionary	76,407,904	—	—	76,407,904
Consumer Staples	20,464,976	—	—	20,464,976
Energy	18,660,958	—	—	18,660,958
Financials	129,486,162	—	—	129,486,162
Health Care	33,447,581	—	$13,573	33,461,154
Industrials	87,785,432	—	—	87,785,432
Information Technology	42,695,018	$37,823	—	42,732,841
Materials	26,667,002	—	—	26,667,002
Real Estate	7,158,511	—	—	7,158,511
Utilities	2,102,476	—	—	2,102,476
Temporary Cash Investments	1,533,356	—	—	1,533,356
Securities Lending Collateral	—	12,377,239	—	12,377,239
Total Investments in Securities	$464,226,607	$12,415,062	$13,573˂˃	$476,655,242

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Sustainability Core 1 Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.8%)
AUSTRALIA — (5.3%)
	Accent Group Ltd.	201,957	$289,947
	Acrow Ltd.	79,298	58,835
*	Ainsworth Game Technology Ltd.	22,621	13,790
#*	Alkane Resources Ltd.	108,421	30,980
	ALS Ltd.	115,890	1,173,297
	Amotiv Ltd.	61,164	434,370
	AMP Ltd.	1,218,515	946,595
	Ampol Ltd.	177,184	3,881,207
	ANZ Group Holdings Ltd.	313,152	5,957,729
#*	Appen Ltd.	86,408	42,813
	Arafura Rare Earths Ltd.	7,592	844
#*	Arafura Rare Earths Ltd. (ARU AU)	206,960	23,185
	ARB Corp. Ltd.	19,320	533,839
	Aristocrat Leisure Ltd.	172,545	6,145,035
#	ARN Media Ltd.	113,080	50,505
#*	Articore Group Ltd.	58,802	15,269
	Atlas Arteria Ltd.	234,015	803,745
	AUB Group Ltd.	15,741	332,618
*	Audinate Group Ltd.	6,858	67,000
#*	Aurelia Metals Ltd.	355,173	39,544
#*	Aussie Broadband Ltd.	81,025	169,520
	Austal Ltd.	147,496	253,229
#	Austin Engineering Ltd.	59,853	25,797
#	Australian Clinical Labs Ltd.	50,876	84,540
	Australian Ethical Investment Ltd.	44,525	116,313
	Australian Finance Group Ltd.	139,703	134,189
	Auswide Bank Ltd.	7,904	23,037
	Autosports Group Ltd.	7,525	10,377
††	AVZ Minerals Ltd.	69,347	7,271
#	Baby Bunting Group Ltd.	51,599	44,759
	Bank of Queensland Ltd.	268,206	1,108,331
	Bapcor Ltd.	139,809	470,100
	Base Resources Ltd.	129,722	22,041
#	Beacon Lighting Group Ltd.	39,263	61,967
*	Bellevue Gold Ltd.	227,993	205,839
	Brambles Ltd.	414,055	4,221,155
*	Bravura Solutions Ltd.	144,978	108,680
#	Breville Group Ltd.	48,754	936,822
*††	BWX Ltd.	51,883	0
	Capitol Health Ltd.	221,740	43,501
*	Capricorn Metals Ltd.	102,674	363,380
	CAR Group Ltd.	61,412	1,404,524
#*	Catapult Group International Ltd.	40,885	52,263
	Cedar Woods Properties Ltd.	35,267	114,365
#*	Cettire Ltd.	116,586	101,573
	Challenger Ltd.	288,452	1,329,458
	Champion Iron Ltd.	209,667	861,578
	Clover Corp. Ltd.	30,399	9,715
*	Coast Entertainment Holdings Ltd.	69,563	22,997
	Cochlear Ltd.	13,629	3,079,550
	Codan Ltd.	40,974	352,090
#*	Cogstate Ltd.	11,856	9,005
	Coles Group Ltd.	161,636	1,915,656
	Commonwealth Bank of Australia	161,290	14,533,859
	Computershare Ltd.	176,357	3,180,776

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	CSL Ltd.	25,908	$5,258,367
	Data#3 Ltd.	58,341	337,624
*	De Grey Mining Ltd.	154,360	123,770
	Deterra Royalties Ltd.	165,338	432,273
#*	Develop Global Ltd.	5,983	8,479
	Dicker Data Ltd.	34,939	234,050
	Domain Holdings Australia Ltd.	71,529	151,001
	Downer EDI Ltd.	180,376	588,751
#	Duratec Ltd.	23,966	20,389
	Eagers Automotive Ltd.	71,224	496,547
	Elders Ltd.	72,767	453,543
	Emeco Holdings Ltd.	163,382	90,340
*	Emerald Resources NL	53,589	130,488
	Endeavour Group Ltd.	280,829	1,010,050
	Enero Group Ltd.	18,021	14,790
	EQT Holdings Ltd.	6,654	154,469
	Evolution Mining Ltd.	263,228	682,017
	Fiducian Group Ltd.	824	4,008
*	FleetPartners Group Ltd.	137,030	306,692
#	Fleetwood Ltd.	63,521	73,180
#	Flight Centre Travel Group Ltd.	53,507	779,056
	Fortescue Ltd.	379,738	4,725,015
#*	Frontier Digital Ventures Ltd.	37,508	10,139
	G8 Education Ltd.	368,199	314,026
*	Genesis Minerals Ltd.	34,724	47,892
	Gold Road Resources Ltd.	26,850	30,022
#	GR Engineering Services Ltd.	49,124	63,451
	GrainCorp Ltd., Class A	105,630	624,106
	GWA Group Ltd.	126,104	219,417
	Hansen Technologies Ltd.	61,557	181,221
	Harvey Norman Holdings Ltd.	132,091	414,847
*	Healius Ltd.	425,809	421,268
	Helia Group Ltd.	256,449	670,195
*	Hot Chili Ltd.	5,149	2,953
	HUB24 Ltd.	12,509	407,405
#	Humm Group Ltd.	153,346	44,748
#	IDP Education Ltd.	77,909	765,119
	IGO Ltd.	207,731	760,734
	Iluka Resources Ltd.	44,776	178,135
	Imdex Ltd.	304,982	458,219
*	Immutep Ltd. (IMM AU)	61,657	13,964
#*	Immutep Ltd. (IMMP US), Sponsored ADR	4,300	9,288
	Infomedia Ltd.	158,228	174,160
	Insignia Financial Ltd.	243,737	441,598
	Insurance Australia Group Ltd.	712,710	3,448,024
#	Integral Diagnostics Ltd.	36,081	58,448
#*	ioneer Ltd.	107,905	9,603
	IPH Ltd.	81,121	325,591
*	IRESS Ltd.	42,549	297,138
	IVE Group Ltd.	45,812	67,260
*	James Hardie Industries PLC (JHX AU), CDI	118,247	4,247,861
	JB Hi-Fi Ltd.	66,231	3,024,019
	Johns Lyng Group Ltd.	83,636	326,749
	Jumbo Interactive Ltd.	3,096	33,128
	Jupiter Mines Ltd.	167,332	26,921
#	Kogan.com Ltd.	13,576	40,168
	Lendlease Corp. Ltd.	233,234	962,756
	Liberty Financial Group Ltd.	4,265	10,251
#	Lifestyle Communities Ltd.	49,475	292,450

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Lindsay Australia Ltd.	53,198	$32,057
	Lottery Corp. Ltd.	416,983	1,358,765
	Lovisa Holdings Ltd.	29,476	675,981
	Lycopodium Ltd.	16,294	151,319
#*	Lynas Rare Earths Ltd.	294,764	1,205,121
	MA Financial Group Ltd.	28,200	83,269
	Macmahon Holdings Ltd.	514,245	93,869
	Macquarie Group Ltd.	34,775	4,785,963
*	Macquarie Technology Group Ltd.	2,803	172,473
#	Mader Group Ltd.	4,543	18,615
	Magellan Financial Group Ltd.	130,506	876,194
	McMillan Shakespeare Ltd.	49,056	575,660
	McPherson's Ltd.	32,460	9,319
	Medibank Pvt Ltd.	876,678	2,282,293
#*	Mesoblast Ltd. (MSB AU)	158,389	106,399
#*	Metals X Ltd.	132,918	38,627
	Metcash Ltd.	866,066	2,074,639
	Michael Hill International Ltd. (MHJ AU)	39,511	14,734
	Mineral Resources Ltd.	48,475	1,733,600
	Monadelphous Group Ltd.	39,190	333,247
	Monash IVF Group Ltd.	134,749	119,256
	Myer Holdings Ltd.	152,902	83,444
	MyState Ltd.	41,341	107,229
#*	Nanosonics Ltd.	18,649	38,577
	National Australia Bank Ltd.	358,926	9,065,273
	Navigator Global Investments Ltd.	117,612	145,068
	Netwealth Group Ltd.	63,029	979,644
*	NEXTDC Ltd.	73,971	814,586
	nib holdings Ltd.	323,631	1,593,477
	Northern Star Resources Ltd.	68,946	639,897
#*	Novonix Ltd.	24,110	11,839
	Nufarm Ltd.	248,603	757,923
*	Nuix Ltd.	62,171	140,934
	Objective Corp. Ltd.	7,562	61,348
*	OFX Group Ltd.	75,088	113,263
*	Omni Bridgeway Ltd.	52,908	34,981
	oOh!media Ltd.	271,984	258,346
	Orica Ltd.	86,053	1,012,575
	Orora Ltd.	781,572	1,045,779
	Pacific Current Group Ltd.	18,366	129,784
*	Paladin Energy Ltd.	48,351	362,715
	Peet Ltd.	185,175	158,006
	Perenti Ltd.	541,519	372,809
	Perpetual Ltd.	35,458	515,060
	Perseus Mining Ltd.	488,791	814,416
*	PEXA Group Ltd.	55,603	504,563
#	Pilbara Minerals Ltd.	814,491	1,574,300
	Pinnacle Investment Management Group Ltd.	17,316	186,942
	Platinum Asset Management Ltd.	248,522	173,972
*	Playside Studios Ltd.	33,637	16,542
#	PointsBet Holdings Ltd.	36,380	12,043
#*	Praemium Ltd.	78,103	24,540
	Premier Investments Ltd.	38,919	846,207
	Pro Medicus Ltd.	31,434	2,965,772
	Propel Funeral Partners Ltd.	4,529	17,788
	PSC Insurance Group Ltd.	24,221	96,375
	PWR Holdings Ltd.	14,264	110,906
	QBE Insurance Group Ltd.	276,816	3,266,996
	Ramelius Resources Ltd.	307,858	392,880

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Ramsay Health Care Ltd.	37,022	$1,127,454
	REA Group Ltd.	18,274	2,456,933
*	ReadyTech Holdings Ltd.	14,937	32,710
*	Red 5 Ltd.	1,787,698	458,519
	Reece Ltd.	56,019	1,015,144
*	Regis Resources Ltd.	51,285	56,586
	Reject Shop Ltd.	6,652	14,293
	Reliance Worldwide Corp. Ltd.	257,530	868,087
*	Resolute Mining Ltd.	353,804	151,984
*	Retail Food Group Ltd.	1,226,658	59,802
	Rio Tinto Ltd.	23,380	1,796,568
*	RPMGlobal Holdings Ltd.	49,350	88,956
#*	Sandfire Resources Ltd.	275,209	1,571,891
	SEEK Ltd.	63,633	921,507
	Service Stream Ltd.	281,340	258,075
	Seven Group Holdings Ltd.	49,008	1,257,395
#*	Seven West Media Ltd.	342,179	40,415
	SG Fleet Group Ltd.	43,352	90,184
	Shaver Shop Group Ltd.	14,608	11,654
	Sigma Healthcare Ltd.	1,828,981	1,558,330
	Sims Ltd. (SGM AU)	100,773	672,806
	Sims Ltd. (SMSMY US), Sponsored ADR	819	5,283
	SmartGroup Corp. Ltd.	83,373	471,828
#	Solvar Ltd.	61,496	44,576
	Sonic Healthcare Ltd.	77,590	1,406,176
	Southern Cross Electrical Engineering Ltd.	30,707	35,687
#	Southern Cross Media Group Ltd.	66,545	28,961
	SRG Global Ltd.	90,658	55,960
*	St Barbara Ltd.	44,101	6,573
	Steadfast Group Ltd.	359,305	1,525,209
	Suncorp Group Ltd.	272,016	3,164,936
	Super Retail Group Ltd.	74,468	780,105
#*	Syrah Resources Ltd.	69,307	11,820
	Tabcorp Holdings Ltd.	1,032,913	437,045
	Technology One Ltd.	177,456	2,397,158
*	Temple & Webster Group Ltd.	24,823	158,923
	Transurban Group	214,972	1,834,527
	Treasury Wine Estates Ltd.	157,851	1,276,150
*	Tyro Payments Ltd.	81,349	51,772
	Ventia Services Group Pty. Ltd.	276,251	795,340
Ω	Viva Energy Group Ltd.	499,838	1,066,230
*	Webjet Ltd.	43,518	254,578
	Wesfarmers Ltd.	110,296	5,323,127
*	West African Resources Ltd.	206,050	202,546
	Westgold Resources Ltd.	156,501	268,877
	Westpac Banking Corp.	377,925	7,385,713
	WiseTech Global Ltd.	22,809	1,429,237
	Woolworths Group Ltd.	117,616	2,653,790
	Worley Ltd.	162,711	1,613,919
*	Xero Ltd.	27,865	2,538,979
	XRF Scientific Ltd.	26,210	25,664
TOTAL AUSTRALIA			189,665,758
AUSTRIA — (0.3%)
	Addiko Bank AG	3,827	86,900
	ANDRITZ AG	28,047	1,796,699
Ω	BAWAG Group AG	27,243	1,989,555
#	CA Immobilien Anlagen AG	8,806	288,367
	DO & Co. AG	1,810	304,995

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Erste Group Bank AG	47,996	$2,496,572
*	Eurotelesites AG	9,318	39,200
*	FACC AG	2,711	21,419
*	Immofinanz AG (IIA AV)	33,830	246,433
*	Kapsch TrafficCom AG	705	6,742
#	Oesterreichische Post AG	11,975	395,121
	Palfinger AG	6,062	148,360
	PIERER Mobility AG	288	9,365
	Porr AG	7,322	111,432
	Raiffeisen Bank International AG	27,193	530,136
*	Rosenbauer International AG	863	33,494
	Schoeller-Bleckmann Oilfield Equipment AG	4,412	175,353
	Strabag SE (STR AV)	442	18,519
	Telekom Austria AG	44,713	414,168
*	UBM Development AG	2,066	47,601
	UNIQA Insurance Group AG	34,289	293,563
	Verbund AG	15,296	1,228,202
	Vienna Insurance Group AG Wiener Versicherung Gruppe	16,134	519,658
	Wienerberger AG	13,247	469,827
	Zumtobel Group AG	11,802	72,539
TOTAL AUSTRIA			11,744,220
BELGIUM — (0.9%)
	Ackermans & van Haaren NV	10,436	2,002,245
	Ageas SA	96,482	4,606,169
*	Argenx SE (ARGX BB)	2,483	1,269,524
*	Argenx SE (ARGX US), ADR	126	65,000
	Azelis Group NV	31,810	602,604
	Barco NV	12,178	157,305
	Bekaert SA	19,494	798,214
	Cie d'Entreprises CFE	3,294	25,842
	Colruyt Group NV	45,619	2,188,211
	Deceuninck NV	24,834	66,305
	D'ieteren Group	2,525	580,291
	Econocom Group SA	62,791	134,591
	Elia Group SA	8,339	866,090
	EVS Broadcast Equipment SA	4,303	135,875
	Fagron	33,226	683,686
*	Galapagos NV (GLPG BB)	12,914	345,241
*	Galapagos NV (GLPG NA)	817	21,842
	Gimv NV	11,027	481,210
	Greenyard NV	5,108	34,752
*	Hyloris Pharmaceuticals SA	1,301	16,474
#	Immobel SA	2,561	68,332
	Ion Beam Applications	4,495	62,349
	KBC Group NV	111,647	8,635,440
	Lotus Bakeries NV	177	1,923,347
	Melexis NV	5,388	469,711
#*	Ontex Group NV	7,940	74,619
*	Orange Belgium SA	11,895	190,501
	Proximus SADP	82,479	596,498
#	Recticel SA	15,593	208,584
	Roularta Media Group NV	104	1,227
#	Tessenderlo Group SA	5,181	138,263
	UCB SA	16,905	2,824,729
	Umicore SA	96,172	1,320,834
	Van de Velde NV	2,854	93,548

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
BELGIUM — (Continued)
	VGP NV	5,660	$613,242
TOTAL BELGIUM			32,302,695
CANADA — (9.4%)
*	5N Plus, Inc.	44,599	195,110
	Acadian Timber Corp.	3,700	48,587
*	ACT Energy Technologies Ltd.	4,357	20,198
	ADENTRA, Inc.	8,529	269,773
#	Aecon Group, Inc.	17,217	209,874
#	Ag Growth International, Inc.	7,573	312,486
	AGF Management Ltd., Class B	16,300	97,046
	Agnico Eagle Mines Ltd. (AEM CN)	4,051	312,561
	Agnico Eagle Mines Ltd. (AEM US)	73,020	5,634,963
#*	Aimia, Inc.	19,431	37,999
	Alamos Gold, Inc. (AGI CN), Class A	26,769	456,213
	Alamos Gold, Inc. (AGI US), Class A	117,604	2,002,803
	AltaGas Ltd.	104,734	2,497,261
	Altus Group Ltd.	9,257	387,270
	Amerigo Resources Ltd.	17,500	20,407
	Andlauer Healthcare Group, Inc.	12,163	360,666
	Andrew Peller Ltd., Class A	11,700	35,507
*	Aritzia, Inc.	41,573	1,364,639
*	Ascot Resources Ltd.	48,000	15,471
	Atco Ltd., Class I	26,256	814,504
	AtkinsRealis Group, Inc.	68,615	2,956,014
*	ATS Corp. (ATS CN)	34,901	1,048,812
#	Aura Minerals, Inc.	2,700	27,574
*	AutoCanada, Inc.	2,455	34,176
	B2Gold Corp. (BTG US)	47,200	141,600
	B2Gold Corp. (BTO CN)	68,088	204,169
#*	Ballard Power Systems, Inc. (BLDP CN)	1,927	4,369
	Ballard Power Systems, Inc. (BLDP US)	55,814	127,256
	Bank of Montreal (BMO CN)	40,616	3,425,729
	Bank of Montreal (BMO US)	69,857	5,891,041
#	Bank of Nova Scotia (BNS CN)	100,854	4,709,417
	Bank of Nova Scotia (BNS US)	62,291	2,907,121
*	Bausch & Lomb Corp.	904	15,567
#*	Bausch Health Cos., Inc. (BHC US)	64,161	386,891
	BCE, Inc. (BCE US)	15,161	511,381
	Bird Construction, Inc.	35,657	668,641
	Black Diamond Group Ltd.	13,600	90,624
#*	BlackBerry Ltd.	36,580	88,524
	BMTC Group, Inc.	1,803	17,094
*	Bombardier, Inc. (BBD/A CN), Class A	1,100	74,382
#*	Bombardier, Inc. (BBD/B CN), Class B	32,869	2,218,327
	Boralex, Inc., Class A	25,615	635,621
#	Boyd Group Services, Inc.	8,292	1,390,238
*	Bragg Gaming Group, Inc.	9,989	57,137
	Bridgemarq Real Estate Services	3,200	30,270
	Brookfield Corp. (BN US), Class A	200,827	9,790,316
	Brookfield Infrastructure Corp. (BIPC CN), Class A	25,043	975,109
	Brookfield Reinsurance Ltd. (BNRE US)	1,581	77,311
#	BRP, Inc. (DOO CN)	8,687	629,385
	BRP, Inc. (DOOO US)	2,100	152,082
*	CAE, Inc. (CAE CN)	4,334	78,854
*	CAE, Inc. (CAE US)	69,960	1,271,873
*	Calfrac Well Services Ltd.	29,100	91,053
	Calian Group Ltd.	4,089	166,445
	Cameco Corp. (CCJ US)	49,961	2,272,726

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Cameco Corp. (CCO CN)	1,303	$59,306
	Canaccord Genuity Group, Inc.	29,849	203,224
	Canada Goose Holdings, Inc. (GOOS CN)	6,300	72,690
#*	Canada Goose Holdings, Inc. (GOOS US)	2,622	30,284
	Canadian Imperial Bank of Commerce (CM CN)	110,255	5,701,812
	Canadian Imperial Bank of Commerce (CM US)	48,567	2,510,428
#	Canadian Tire Corp. Ltd., Class A	23,103	2,372,465
	Canadian Utilities Ltd., Class A	29,300	686,104
	Canadian Western Bank	26,284	908,275
*	Canfor Corp.	37,531	430,588
*	Capstone Copper Corp.	66,109	444,350
	Cascades, Inc.	49,319	347,571
	CCL Industries, Inc., Class B	78,499	4,270,496
*	Celestica, Inc. (CLS CN)	10,522	551,840
*	Celestica, Inc. (CLS US)	26,717	1,401,039
	Centerra Gold, Inc.	99,484	667,235
	CES Energy Solutions Corp.	162,478	972,055
*	CGI, Inc. (GIB US)	41,426	4,721,321
*	CGI, Inc. (GIBA CN)	14,620	1,667,060
	CI Financial Corp.	71,306	861,983
*	Cipher Pharmaceuticals, Inc.	6,600	60,806
#	Cogeco Communications, Inc.	6,425	294,573
	Cogeco, Inc.	1,429	56,626
*	Colabor Group, Inc.	30,300	28,750
#	Colliers International Group, Inc. (CIGI CN)	1,837	247,572
	Colliers International Group, Inc. (CIGI US)	19,286	2,597,246
	Computer Modelling Group Ltd.	39,623	397,765
	Constellation Software, Inc.	3,958	12,488,463
	Converge Technology Solutions Corp.	63,463	193,517
	Corby Spirit & Wine Ltd.	4,000	38,996
#	Corus Entertainment, Inc., Class B	40,190	3,057
	Definity Financial Corp.	27,455	954,905
*	dentalcorp Holdings Ltd.	15,924	91,693
*	Descartes Systems Group, Inc. (DSG CN)	600	61,023
*	Descartes Systems Group, Inc. (DSGX US)	14,620	1,486,123
	Dollarama, Inc.	57,878	5,425,814
	Doman Building Materials Group Ltd.	38,876	201,046
*	Dorel Industries, Inc., Class B	9,728	48,617
#	DREAM Unlimited Corp., Class A	11,262	174,642
	Dundee Precious Metals, Inc.	44,186	373,484
#	Dye & Durham Ltd.	5,468	52,436
	Dynacor Group, Inc.	4,300	16,413
	E-L Financial Corp. Ltd.	600	559,050
*	Eldorado Gold Corp. (EGO US)	52,435	889,298
*	Eldorado Gold Corp. (ELD CN)	38,945	660,350
	Element Fleet Management Corp.	327,791	6,270,206
	Empire Co. Ltd., Class A	79,878	2,111,721
#	Enbridge, Inc. (ENB CN)	7,757	290,311
	Enbridge, Inc. (ENB US)	146,882	5,496,324
	Endeavour Mining PLC	67,955	1,495,281
	Endeavour Silver Corp. (EDR CN)	26,913	121,246
#*	Endeavour Silver Corp. (EXK US)	9,791	44,157
	Enerflex Ltd. (EFX CN)	17,358	97,184
	Enerflex Ltd. (EFXT US)	12,585	70,350
	Enghouse Systems Ltd.	19,586	435,938
*	Ensign Energy Services, Inc.	29,414	54,752
	EQB, Inc.	16,583	1,157,501
#*	Equinox Gold Corp. (EQX CN)	2,987	16,766
	Equinox Gold Corp. (EQX US)	75,905	426,586

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#*	ERO Copper Corp. (ERO CN)	27,628	$540,293
	ERO Copper Corp. (ERO US)	14,477	282,302
	Evertz Technologies Ltd.	10,130	94,649
#	Extendicare, Inc.	18,000	103,125
	Fairfax Financial Holdings Ltd.	8,844	10,429,918
	Finning International, Inc.	84,789	2,430,088
*	Firan Technology Group Corp.	8,000	36,852
	First Majestic Silver Corp. (AG US)	120,130	742,403
	First Majestic Silver Corp. (FR CN)	8,237	50,950
	First National Financial Corp.	9,343	250,450
	FirstService Corp. (FSV CN)	4,098	714,527
	FirstService Corp. (FSV US)	11,754	2,051,778
*	Florida Canyon Gold, Inc.	10,880	4,255
	Foraco International SA	33,964	67,896
*	Fortuna Mining Corp. (FSM US)	83,238	402,040
*	Fortuna Mining Corp. (FVI CN)	34,368	165,536
*	Galiano Gold, Inc.	10,852	19,965
*	GDI Integrated Facility Services, Inc.	1,838	46,115
	George Weston Ltd.	31,211	4,833,619
	Gibson Energy, Inc.	121,793	1,990,113
	goeasy Ltd.	5,113	752,479
*	GoldMoney, Inc.	2,660	14,469
	Great-West Lifeco, Inc.	70,289	2,111,241
*	Haivision Systems, Inc.	3,000	8,909
	Hammond Manufacturing Co. Ltd., Class A	600	4,324
	Hammond Power Solutions, Inc.	2,547	220,156
*	Heroux-Devtek, Inc.	10,559	238,536
	Hudbay Minerals, Inc. (HBM CN)	83,923	700,248
	Hudbay Minerals, Inc. (HBM US)	143,183	1,194,146
Ω	Hydro One Ltd.	73,989	2,318,838
	iA Financial Corp., Inc.	53,742	3,634,051
*	IAMGOLD Corp. (IAG US)	33,494	137,995
*	IAMGOLD Corp. (IMG CN)	91,446	376,872
#	IGM Financial, Inc.	41,133	1,165,482
	Information Services Corp.	6,943	128,435
	Innergex Renewable Energy, Inc.	49,700	341,617
	Intact Financial Corp.	27,618	5,018,909
*	Interfor Corp.	27,642	362,981
*	Ivanhoe Mines Ltd., Class A	24,230	316,772
Ω	Jamieson Wellness, Inc.	10,569	250,092
*	K92 Mining, Inc.	69,583	398,150
*	Karora Resources, Inc.	34,088	157,274
	K-Bro Linen, Inc.	3,622	94,626
	Keyera Corp.	46,798	1,320,235
*	Kinaxis, Inc.	4,975	612,069
	Kinross Gold Corp. (K CN)	140,151	1,273,962
	Kinross Gold Corp. (KGC US)	127,560	1,155,694
#	KP Tissue, Inc.	2,300	14,043
	Labrador Iron Ore Royalty Corp.	39,763	883,590
*	Laramide Resources Ltd.	9,500	4,473
	Lassonde Industries, Inc., Class A	500	54,322
#	Laurentian Bank of Canada	19,825	383,964
#*	Lightspeed Commerce, Inc. (LSPD US)	91,194	1,221,088
	Loblaw Cos. Ltd.	33,705	4,156,194
#*	Lucara Diamond Corp.	91,530	20,883
	Lundin Gold, Inc.	86,829	1,503,070
	Lundin Mining Corp.	273,772	2,764,192
#*	MAG Silver Corp.	7,121	97,558
	Magellan Aerospace Corp.	4,606	31,760

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	Magna International, Inc. (MG CN)	6,000	$266,266
#	Magna International, Inc. (MGA US)	58,977	2,616,810
	Mainstreet Equity Corp.	800	112,961
*	Major Drilling Group International, Inc.	38,043	259,838
*	Mandalay Resources Corp.	5,600	10,140
*	Mattr Corp.	38,416	488,321
*	MDA Space Ltd.	44,024	421,220
*	Mega Uranium Ltd.	53,500	12,012
	Melcor Developments Ltd.	6,227	54,799
	Metro, Inc.	60,368	3,594,996
	Morguard Corp.	1,053	85,146
	MTY Food Group, Inc.	4,336	143,083
	National Bank of Canada	108,116	9,043,013
	Neo Performance Materials, Inc.	12,000	69,098
*	New Gold, Inc. (NGD CN)	175,933	406,494
*	New Gold, Inc. (NGD US)	10,160	23,470
*	NFI Group, Inc.	2,427	30,147
	North West Co., Inc.	28,205	913,371
	Nutrien Ltd. (NTR US)	94,406	4,833,587
	OceanaGold Corp.	274,267	675,412
	Onex Corp.	28,047	1,921,940
	Open Text Corp. (OTEX CN)	5,370	169,270
#	Open Text Corp. (OTEX US)	57,265	1,805,565
*	Orla Mining Ltd. (ORLA US)	16,751	62,649
	Osisko Gold Royalties Ltd. (OR CN)	5,604	98,267
	Osisko Gold Royalties Ltd. (OR US)	61,256	1,074,430
*	Osisko Mining, Inc.	64,204	152,064
	Pan American Silver Corp. (PAAS CN)	43,283	995,048
#	Pan American Silver Corp. (PAAS US)	57,620	1,324,110
	Park Lawn Corp.	5,800	111,198
	Parkland Corp.	125,670	3,525,295
	Pason Systems, Inc.	68,624	813,159
	Pembina Pipeline Corp. (PBA US)	51,584	1,998,364
	PHX Energy Services Corp.	36,100	276,375
	Polaris Renewable Energy, Inc.	4,001	37,325
	Pollard Banknote Ltd.	2,929	59,847
*	Precision Drilling Corp. (PD CN)	2,042	157,124
*	Precision Drilling Corp. (PDS US)	9,606	738,225
	Premium Brands Holdings Corp.	13,468	910,906
	Primo Water Corp. (PRMW US)	26,663	584,720
	Propel Holdings, Inc.	5,500	115,007
	Pulse Seismic, Inc.	6,600	11,807
*	Quarterhill, Inc.	42,151	52,206
	Quebecor, Inc., Class B	76,333	1,686,276
	RB Global, Inc. (RBA CN)	1,082	86,198
	RB Global, Inc. (RBA US)	31,755	2,528,651
	Restaurant Brands International, Inc. (QSR CN)	5,770	404,002
#	Restaurant Brands International, Inc. (QSR US)	52,646	3,684,694
	Richelieu Hardware Ltd.	27,450	810,786
	Rogers Communications, Inc. (RCI US), Class B	41,011	1,585,075
	Rogers Communications, Inc. (RCIB CN), Class B	48,808	1,887,415
	Royal Bank of Canada (RY CN)	74,831	8,361,950
#	Royal Bank of Canada (RY US)	108,385	12,110,940
	Russel Metals, Inc.	31,041	902,463
	Sandstorm Gold Ltd. (SAND US)	49,468	284,441
	Saputo, Inc.	26,700	613,618
#	Savaria Corp.	11,100	156,613
*	Seabridge Gold, Inc. (SA US)	13,094	217,360
	Secure Energy Services, Inc.	211,260	1,865,251

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Shopify, Inc. (SHOP US), Class A	103,293	$6,321,532
	Sienna Senior Living, Inc.	17,100	192,223
*	SilverCrest Metals, Inc. (SILV US)	21,498	209,820
*	SNDL, Inc.	4,981	11,306
	Softchoice Corp.	1,533	19,831
*	Source Energy Services Ltd.	1,500	16,362
Ω	Spin Master Corp.	16,174	370,304
	Sprott, Inc. (SII CN)	1,170	52,142
	Sprott, Inc. (SII US)	4,300	191,694
	SSR Mining, Inc. (SSRM US)	24,249	135,067
	Stantec, Inc. (STN CN)	23,133	2,035,416
	Stantec, Inc. (STN US)	11,302	994,463
#	Stella-Jones, Inc.	38,158	2,567,267
	StorageVault Canada, Inc.	41,557	141,167
	Sun Life Financial, Inc. (SLF CN)	30,958	1,536,857
	Sun Life Financial, Inc. (SLF US)	161,406	8,007,352
	Superior Plus Corp.	145,423	840,528
	Supremex, Inc.	7,100	21,496
	Sylogist Ltd.	9,900	77,370
	Taiga Building Products Ltd.	5,000	14,196
	Taseko Mines Ltd. (TGB US)	21,700	47,523
#*	Taseko Mines Ltd. (TKO CN)	39,300	85,964
	TELUS Corp.	23,749	383,417
	TerraVest Industries, Inc.	8,310	492,828
	TFI International, Inc. (TFII CN)	14,011	2,180,932
	TFI International, Inc. (TFII US)	300	46,725
	Thomson Reuters Corp. (TRI CN)	83	13,451
	Thomson Reuters Corp. (TRI US)	23,378	3,785,366
#	Tidewater Midstream & Infrastructure Ltd.	113,657	47,746
	Timbercreek Financial Corp.	40,030	221,801
	TMX Group Ltd.	49,500	1,504,378
*	Torex Gold Resources, Inc.	32,393	513,586
	Toromont Industries Ltd.	37,999	3,533,895
	Toronto-Dominion Bank (TD CN)	92,172	5,442,931
	Toronto-Dominion Bank (TD US)	124,001	7,319,779
	Total Energy Services, Inc.	29,409	208,747
	Transcontinental, Inc., Class A	39,333	464,367
	Trican Well Service Ltd.	87,285	318,630
	Triple Flag Precious Metals Corp. (TFPM CN)	1,100	17,018
	Triple Flag Precious Metals Corp. (TFPM US)	17,204	266,319
*	Trisura Group Ltd. (TSU CN)	10,667	356,790
	VersaBank (VBNK US)	3,158	38,275
*	VerticalScope Holdings, Inc.	3,200	18,310
*	Victoria Gold Corp.	5,785	2,598
*	Viemed Healthcare, Inc.	9,359	67,478
*	Vitalhub Corp.	5,100	29,034
	Wajax Corp.	10,700	206,149
*	Wall Financial Corp.	1,000	14,189
*	Well Health Technologies Corp.	70,096	245,728
*	Wesdome Gold Mines Ltd.	60,872	585,948
	West Fraser Timber Co. Ltd. (WFG CN)	28,102	2,491,962
	West Fraser Timber Co. Ltd. (WFG US)	4,670	414,185
	Western Forest Products, Inc.	253,461	76,186
	Wheaton Precious Metals Corp. (WPM US)	61,224	3,658,746
	Winpak Ltd.	12,200	420,260
	WSP Global, Inc.	28,196	4,683,642
#	Yellow Pages Ltd.	3,240	22,411
TOTAL CANADA			335,556,259

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
CHINA — (0.0%)
*	China Gold International Resources Corp. Ltd. (CGG CN)	34,632	$190,637
*††	Hanfeng Evergreen, Inc.	2,300	0
TOTAL CHINA			190,637
DENMARK — (4.5%)
*	ALK-Abello AS	50,170	1,130,826
	Alm Brand AS	365,365	697,029
*	Ambu AS, Class B	40,571	823,849
#*	Bang & Olufsen AS	44,123	59,706
*	Bavarian Nordic AS	35,084	945,642
*	Cadeler AS (CDLR US), ADR	1,008	26,248
	Carlsberg AS, Class B	18,141	2,190,652
	cBrain AS	4,485	166,323
	Chemometec AS	4,818	267,102
	Coloplast AS, Class B	20,745	2,696,860
	Columbus AS	33,734	42,694
	Danske Bank AS	143,115	4,376,812
*	Demant AS	39,730	1,523,225
	DSV AS	22,700	4,164,147
#	FLSmidth & Co. AS	25,906	1,321,549
*	Genmab AS (GMAB DC)	22,091	6,240,081
*	GN Store Nord AS	63,195	1,660,589
	H Lundbeck AS (HLUNA DC), Class A	18,301	98,441
	H Lundbeck AS (HLUNB DC)	127,242	795,554
#*	H&H International AS, Class B	4,374	64,175
*	Huscompagniet AS	3,263	26,940
	ISS AS	80,337	1,468,444
	Jeudan AS	435	13,364
	Jyske Bank AS	21,728	1,771,330
	Matas AS	19,079	325,998
*Ω	Netcompany Group AS	24,081	1,024,931
*	Nilfisk Holding AS	5,922	110,344
*	NKT AS	27,364	2,463,249
#*Ω	NNIT AS	3,672	56,982
	North Media AS	2,886	23,859
	Novo Nordisk AS (NOVOB DC), Class B	660,210	87,473,128
	Novonesis (Novozymes) B, Class B	143,451	9,131,693
*	NTG Nordic Transport Group AS	3,332	141,324
*Ω	Orsted AS	23,374	1,393,184
	Pandora AS	52,533	8,234,722
	Parken Sport & Entertainment AS	758	12,860
	Per Aarsleff Holding AS	7,791	445,499
	Ringkjoebing Landbobank AS	16,997	3,008,455
*	Royal Unibrew AS	18,992	1,491,122
*	RTX AS	2,621	30,831
	Schouw & Co. AS	3,666	302,549
	Solar AS, Class B	3,891	184,284
	SP Group AS	2,903	105,229
	Spar Nord Bank AS	35,908	732,311
	Sparekassen Sjaelland-Fyn AS	4,968	162,761
	Sydbank AS	24,097	1,299,124
*	TCM Group AS	3,151	27,413
	Tivoli AS	528	53,760
	Topdanmark AS	22,501	1,225,450
	Tryg AS	118,419	2,592,678
*	Vestas Wind Systems AS	145,440	3,599,209
*	Zealand Pharma AS	10,533	1,419,018
TOTAL DENMARK			159,643,549

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (1.8%)
	Aktia Bank OYJ	23,868	$241,054
	Alma Media OYJ	17,155	196,919
	Anora Group OYJ	9,982	50,193
#	Bittium OYJ	2,881	24,564
	Cargotec OYJ, Class B	26,891	1,370,705
	Citycon OYJ	8,489	37,384
	Digia OYJ	6,198	37,312
	Elisa OYJ	47,848	2,227,871
Ω	Enento Group OYJ	9,567	177,120
	eQ OYJ	600	9,210
#	Evli OYJ, Class B	498	10,192
	Fiskars OYJ Abp	6,430	110,654
	F-Secure OYJ	29,373	65,904
	Glaston OYJ Abp	6,908	6,364
	Gofore OYJ	3,493	84,882
	Harvia OYJ	6,433	276,835
	Huhtamaki OYJ	43,648	1,768,592
	Ilkka OYJ	2,760	9,168
*	Incap OYJ	1,295	15,986
*	Kalmar OYJ, Class B	26,891	795,088
	Kamux Corp.	10,602	58,618
	Kemira OYJ	52,787	1,193,426
	Kesko OYJ (KESKOA FH), Class A	61,177	1,142,390
	Kesko OYJ (KESKOB FH), Class B	167,954	3,038,070
*	Kojamo OYJ	25,433	251,526
	Kone OYJ, Class B	80,307	4,100,843
	Konecranes OYJ	35,033	2,447,170
#	Lassila & Tikanoja OYJ	12,121	118,091
*	Lindex Group OYJ	13,694	42,595
	Mandatum OYJ	223,752	1,036,313
	Marimekko OYJ	15,410	228,216
	Metsa Board OYJ (METSA FH), Class A	133	1,192
	Metsa Board OYJ (METSB FH), Class B	68,144	520,689
	Metso OYJ	353,148	3,588,172
	Neste OYJ	118,845	2,398,628
#	NoHo Partners OYJ	1,829	16,182
	Nokia OYJ (NOK US), Sponsored ADR	68,512	268,567
	Nokia OYJ (NOKIA FH)	515,756	2,026,870
	Nokia OYJ (NOKIA FP)	4,241	16,630
	Nokian Renkaat OYJ	26,211	239,156
	Nordea Bank Abp (NDA FH)	839,299	9,821,255
	Nordea Bank Abp (NDA SS)	126,848	1,485,415
	Olvi OYJ, Class A	3,602	123,311
	Oma Saastopankki OYJ	2,848	42,820
	Oriola OYJ (OKDAV FH)	17,876	20,135
	Oriola OYJ (OKDBV FH), Class B	58,297	61,146
	Orion OYJ (ORNAV FH), Class A	10,006	457,733
	Orion OYJ (ORNBV FH), Class B	41,644	1,912,909
	Outokumpu OYJ	160,983	580,425
	Pihlajalinna OYJ	7,347	77,906
	Ponsse OYJ	5,148	134,822
	Puuilo OYJ	30,785	338,116
*	QT Group OYJ	10,084	897,371
	Raisio OYJ, Class V	71,434	158,440
*	Rapala VMC OYJ	2,115	6,200
*	Remedy Entertainment OYJ	787	15,169
	Revenio Group OYJ	6,197	192,668
	Sampo OYJ, Class A	97,317	4,265,900
	Sanoma OYJ	43,245	319,706

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Scanfil OYJ	7,835	$61,997
	Stora Enso OYJ, Class R	210,077	2,626,197
#	Taaleri PLC	3,247	29,053
#	Talenom OYJ	4,208	21,618
Ω	Terveystalo OYJ	68,431	763,354
	TietoEVRY OYJ	49,432	1,002,401
	Tokmanni Group Corp.	21,384	261,801
	UPM-Kymmene OYJ	60,058	1,986,479
	Vaisala OYJ, Class A	13,467	664,066
#	Valmet OYJ	55,297	1,566,046
#*	Verkkokauppa.com OYJ	4,781	9,616
	Wartsila OYJ Abp	235,487	4,866,304
#*	WithSecure OYJ	21,405	24,026
	YIT OYJ	56,931	142,937
TOTAL FINLAND			65,186,683
FRANCE — (7.9%)
	ABC arbitrage	8,971	39,154
	Aeroports de Paris SA	8,734	1,147,528
	Airbus SE	93,989	14,223,035
	AKWEL SADIR	2,084	24,186
*	Alstom SA	111,947	2,193,333
	Altamir	2,530	68,719
	Alten SA	13,441	1,478,267
Ω	Amundi SA	28,934	2,111,623
	Arkema SA	25,931	2,340,087
	Assystem SA	1,932	102,480
#*	Atos SE	38,461	40,633
	Aubay	2,680	106,093
	AXA SA	200,919	7,054,226
#*	Axway Software SA	5,522	128,448
Ω	Ayvens SA	29,094	192,597
*	Bastide le Confort Medical	1,130	24,664
#	Beneteau SACA	17,564	171,235
	BioMerieux	12,372	1,305,573
	BNP Paribas SA	111,210	7,619,410
	Boiron SA	1,876	65,869
	Bouygues SA	49,116	1,695,779
	Bureau Veritas SA	129,551	4,053,548
	Capgemini SE	19,171	3,805,893
	Carrefour SA	209,144	3,119,849
#	Catana Group	13,147	70,121
	CBo Territoria	19,983	75,972
*	Cegedim SA	4,449	62,362
	Cie des Alpes	7,941	113,705
#*	Claranova SE	24,407	46,125
#*	Clariane SE	44,394	87,412
	Coface SA	53,480	809,663
	Credit Agricole SA	180,760	2,743,117
	Danone SA	44,468	2,888,866
	Dassault Aviation SA	4,732	952,712
	Dassault Systemes SE	70,093	2,657,139
	Derichebourg SA	44,483	229,069
	Edenred SE	38,355	1,597,055
	Eiffage SA	38,638	3,845,320
*Ω	Elior Group SA	49,414	171,494
	Elis SA	51,341	1,187,278
#	Equasens	2,017	105,014
	EssilorLuxottica SA	12,599	2,883,151

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Esso SA Francaise	395	$62,143
	Eurofins Scientific SE	35,158	2,081,490
Ω	Euronext NV	22,225	2,247,013
#*	Eutelsat Communications SACA	77,078	398,358
*	Exclusive Networks SA	6,752	169,918
	Exel Industries SA, Class A	353	19,552
*	Figeac Aero	664	4,367
	Fnac Darty SA (FNAC FP)	7,978	236,791
	Forvia SE (1EO IM)	2,574	30,158
	Forvia SE (FRVIA FP)	38,724	453,572
	Gaztransport Et Technigaz SA	26,974	3,974,485
	Getlink SE	143,245	2,552,604
	GL Events SACA	4,130	84,672
	Groupe Crit SA	1,898	135,870
	Groupe SFPI	8,310	17,536
	Guerbet	1,951	74,062
*	Haulotte Group SA	9,012	29,277
	Hermes International SCA	7,917	17,301,294
*	ID Logistics Group SACA	865	418,284
	Imerys SA	4,897	166,385
	Infotel SA	2,778	116,963
	Interparfums SA	9,931	504,671
	Ipsen SA	19,303	2,167,344
	IPSOS SA	21,861	1,349,199
	Jacquet Metals SACA	6,987	115,146
*	JCDecaux SE	32,150	670,247
	Kaufman & Broad SA	9,766	333,984
	Kering SA	10,909	3,350,566
Ω	La Francaise des Jeux SAEM	74,764	2,900,748
	Laurent-Perrier	972	125,647
	Lectra	9,165	258,234
	Legrand SA	40,157	4,338,840
	Linedata Services	233	18,195
	LISI SA	2,079	57,239
	L'Oreal SA	50,782	21,960,546
*	Lumibird	1,274	14,189
	LVMH Moet Hennessy Louis Vuitton SE	56,840	40,092,788
Ω	Maisons du Monde SA	14,878	59,021
	Manitou BF SA	4,378	101,264
	Metropole Television SA	14,897	194,451
Ω	Neoen SA	35,523	1,481,237
	Nexans SA	11,733	1,516,445
*	Nexity SA	29,792	335,779
	Oeneo SA	5,443	61,814
	Opmobility	14,920	156,420
	Orange SA (ORA FP)	540,970	6,003,287
	Pernod Ricard SA	13,854	1,853,764
	Publicis Groupe SA (PUB FP)	51,498	5,376,208
	Quadient SA	14,021	278,133
*††	Recylex SA	633	0
	Renault SA	48,686	2,359,428
	Rexel SA	127,326	3,234,958
	Robertet SA	304	278,531
	Rubis SCA	50,510	1,581,944
	Safran SA	53,076	11,660,406
	Samse SACA	200	36,156
	Sanofi SA (SAN FP)	113,576	11,708,831
	Sartorius Stedim Biotech	3,660	730,355
	Savencia SA	201	10,882

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Schneider Electric SE (0NWV LI)	279	$67,500
	Schneider Electric SE (SU FP)	54,213	13,067,239
	SCOR SE	124,164	2,657,393
	SEB SA	7,658	766,320
	SES SA	165,187	893,205
*Ω	SMCP SA	20,526	48,704
	Societe BIC SA	9,374	588,140
	Societe des Bains de Mer et du Cercle des Etrangers a Monaco	419	46,671
	Societe Generale SA	138,844	3,601,192
*	SOITEC	3,847	495,999
	Sopra Steria Group	8,580	1,590,347
	SPIE SA	58,002	2,242,061
	Stef SA	917	133,081
	Sword Group	4,445	164,698
	Synergie SE	4,886	171,856
	Technip Energies NV	91,651	2,334,945
	Teleperformance SE	22,577	2,906,458
	Television Francaise 1 SA	25,710	226,227
	TFF Group	240	9,904
	Thales SA	25,137	3,995,613
	Thermador Groupe	4,406	363,604
	Tikehau Capital SCA	9,721	245,955
	Trigano SA	2,268	265,930
*	Ubisoft Entertainment SA	47,319	972,094
	Valeo SE	53,909	616,027
*	Vallourec SACA	86,392	1,396,840
	Vetoquinol SA	219	23,883
	VIEL & Cie SA	905	9,838
	Vinci SA	76,416	8,720,436
	Virbac SACA	1,494	568,726
	Viridien	4,950	256,841
	Vivendi SE	225,285	2,403,957
*	Voltalia SA	13,536	150,465
	Vranken-Pommery Monopole SA	127	2,033
	Wavestone	5,088	295,579
*Ω	Worldline SA	90,472	1,026,574
TOTAL FRANCE			284,815,830
GERMANY — (6.2%)
	7C Solarparken AG	25,419	64,617
#*	About You Holding SE	2,117	7,999
	Adesso SE	1,578	156,018
	adidas AG	26,402	6,616,269
#	Adtran Networks SE	4,294	89,358
	All for One Group SE	1,306	81,319
	Allgeier SE	3,172	60,399
	Allianz SE (ALV GR)	36,020	10,145,587
	AlzChem Group AG	3,553	196,390
	Amadeus Fire AG	3,640	374,032
*	Aroundtown SA	279,506	596,292
	Atoss Software SE	4,990	735,604
Ω	Aumann AG	766	11,951
	Aurubis AG	16,913	1,318,964
#*Ω	Auto1 Group SE	19,869	167,291
	Bayerische Motoren Werke AG	74,154	6,877,718
#*	BayWa AG (BYW6 GR)	7,917	111,183
	Bechtle AG	46,174	2,040,594
	Beiersdorf AG	12,352	1,792,856
	Bertrandt AG	2,343	67,966

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Bijou Brigitte AG	991	$37,997
	Bilfinger SE	12,322	690,836
#*	Borussia Dortmund GmbH & Co. KGaA	35,134	138,601
#*	BRANICKS Group AG	12,592	29,187
	Brenntag SE	65,311	4,645,984
	CANCOM SE	13,295	474,821
	Carl Zeiss Meditec AG	2,896	198,129
*	Ceconomy AG	77,925	235,037
	CENIT AG	3,758	54,084
	Cewe Stiftung & Co. KGaA	3,319	355,363
	Commerzbank AG	195,950	3,194,478
	CompuGroup Medical SE & Co. KGaA	14,829	257,181
	Continental AG	28,770	1,763,710
*Ω	Covestro AG	65,635	3,863,856
	CTS Eventim AG & Co. KGaA	22,967	2,023,020
	Daimler Truck Holding AG	193,314	7,463,649
*Ω	Delivery Hero SE	12,606	280,461
	Dermapharm Holding SE	5,041	193,104
#	Deutsche Beteiligungs AG	6,612	176,577
	Deutsche Boerse AG	44,268	9,064,689
*Ω	Deutsche Pfandbriefbank AG	34,408	194,178
	Deutsche Post AG	109,471	4,883,012
	Deutsche Telekom AG (DTE GR)	353,124	9,236,835
	Deutsche Telekom AG (DTEGY US), Sponsored ADR	2,413	63,196
	Deutsche Wohnen SE	9,457	187,814
	Deutz AG	27,374	157,666
	DMG Mori AG	535	25,535
*	Dr Hoenle AG	1,006	19,081
	Draegerwerk AG & Co. KGaA	1,079	53,621
	Duerr AG	22,581	496,660
Ω	DWS Group GmbH & Co. KGaA	17,345	655,927
	E.ON SE	269,372	3,777,436
	Eckert & Ziegler SE	4,275	200,076
	Elmos Semiconductor SE	1,905	155,716
	ElringKlinger AG	5,900	30,862
*	Encavis AG	63,196	1,184,450
	Energiekontor AG	2,603	183,106
	Evonik Industries AG	42,172	854,055
*	Evotec SE	19,828	186,831
	Fabasoft AG	2,482	43,898
	Fielmann Group AG	5,958	269,748
	flatexDEGIRO AG	15,046	212,474
	FORTEC Elektronik AG	383	8,455
*	Fraport AG Frankfurt Airport Services Worldwide	8,389	426,021
	Freenet AG	63,008	1,743,562
	Fresenius Medical Care AG (FME GR)	40,462	1,561,342
*	Fresenius SE & Co. KGaA	51,589	1,848,473
	Friedrich Vorwerk Group SE	722	15,497
	FUCHS SE	19,844	688,339
	GEA Group AG	87,516	3,864,309
	Gesco SE	3,348	51,437
	GFT Technologies SE	9,787	251,326
*	Grand City Properties SA	26,721	314,987
	H&R GmbH & Co. KGaA	8,388	36,906
	Hamburger Hafen und Logistik AG	7,861	131,863
	Hannover Rueck SE	17,204	4,271,590
#	Hawesko Holding SE	1,210	34,949
*	Heidelberger Druckmaschinen AG	82,259	100,415
	Hella GmbH & Co. KGaA	5,765	544,917

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
*	HelloFresh SE	95,152	$594,391
	Henkel AG & Co. KGaA	22,416	1,736,856
	Hensoldt AG	26,191	969,098
	HOCHTIEF AG	10,134	1,204,841
	Hornbach Holding AG & Co. KGaA	4,368	358,021
#	Hugo Boss AG	28,549	1,134,551
	Indus Holding AG	8,389	203,234
	Infineon Technologies AG (IFX GR)	119,228	4,141,759
Ω	Instone Real Estate Group SE	22,434	229,143
	IVU Traffic Technologies AG	4,593	69,304
	Jenoptik AG	16,353	466,252
Ω	JOST Werke SE	6,051	273,515
	KION Group AG	32,805	1,297,432
	Kloeckner & Co. SE	2,972	16,396
	Knaus Tabbert AG	2,630	88,216
	Knorr-Bremse AG	35,370	2,844,308
*	Koenig & Bauer AG	3,611	48,805
	Kontron AG	12,351	261,683
	Krones AG	6,500	879,411
	KWS Saat SE & Co. KGaA	2,719	188,705
	Lanxess AG	20,863	544,662
	Leifheit AG	1,957	36,651
#*	LPKF Laser & Electronics SE	3,567	33,054
*	Medios AG	6,138	119,562
	Mercedes-Benz Group AG	185,781	12,280,946
	METRO AG	50,211	228,645
	MLP SE	28,411	180,304
	MTU Aero Engines AG	8,508	2,409,156
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	21,547	10,612,431
*	Nagarro SE	3,449	299,929
	Nemetschek SE	27,202	2,598,229
	New Work SE	1,058	75,552
	Nexus AG	3,365	201,780
	Norma Group SE	8,633	160,396
	OHB SE	2,457	116,454
	Patrizia SE	26,565	209,265
	Pfeiffer Vacuum Technology AG	1,776	302,867
	PNE AG	7,350	116,857
	ProSiebenSat.1 Media SE	52,381	359,351
*	PSI Software SE	1,867	43,039
	Puma SE (PUM GR)	60,299	2,992,224
*	PVA TePla AG	4,827	75,414
	Rational AG	3,199	2,800,331
	Rheinmetall AG	8,379	4,563,675
#	RTL Group SA	15,876	499,999
	SAF-Holland SE	6,396	130,843
	SAP SE (SAP GR)	79,831	16,877,889
	SAP SE (SAP US), Sponsored ADR	1,458	308,513
	Secunet Security Networks AG	707	93,510
	Siemens AG (SIE GR)	112,021	20,510,707
*	Siemens Energy AG	125,241	3,636,815
Ω	Siemens Healthineers AG	35,666	1,911,666
	Sixt SE	3,842	268,079
#	SMA Solar Technology AG	5,600	150,613
	Stabilus SE	9,571	468,362
	Stemmer Imaging AG	511	26,601
#	STRATEC SE	2,268	99,611
	Stroeer SE & Co. KGaA	12,956	875,961
	Surteco Group SE	706	10,851

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	SUSS MicroTec SE	7,059	$479,351
	Symrise AG	21,968	2,768,657
*	TAG Immobilien AG	72,661	1,094,691
	Takkt AG	13,480	156,200
*	Talanx AG	29,377	2,231,812
*Ω	TeamViewer SE	81,306	1,096,568
	Technotrans SE	943	16,883
	thyssenkrupp AG	70,329	269,290
	United Internet AG	54,038	1,198,520
#	Verbio SE	9,842	185,037
	Volkswagen AG	5,973	704,749
	Vossloh AG	2,808	149,276
	Wacker Chemie AG	5,220	521,733
	Wacker Neuson SE	11,332	176,392
	Washtec AG	4,609	184,537
*	Westwing Group SE	3,418	27,850
	Wuestenrot & Wuerttembergische AG	12,782	172,611
*Ω	Zalando SE	20,309	520,403
	Zeal Network SE	1,900	73,591
TOTAL GERMANY			221,884,602
HONG KONG — (0.9%)
*	Acme International Holdings Ltd.	42,500	10,797
	Aeon Credit Service Asia Co. Ltd.	18,000	13,129
	AIA Group Ltd.	1,494,000	9,993,150
	Analogue Holdings Ltd.	192,000	25,020
	APAC Resources Ltd.	88,628	11,333
*	Apollo Future Mobility Group Ltd.	86,400	7,299
	ASMPT Ltd.	69,700	728,752
	Best Mart 360 Holdings Ltd.	48,000	10,623
	BOC Hong Kong Holdings Ltd.	512,000	1,489,573
	Bright Smart Securities & Commodities Group Ltd.	342,000	83,231
Ω	Budweiser Brewing Co. APAC Ltd.	151,500	183,958
	Build King Holdings Ltd.	40,000	5,014
*	China Star Entertainment Ltd.	130,000	8,363
*	Chinese Estates Holdings Ltd.	140,000	22,709
	Chow Sang Sang Holdings International Ltd.	186,000	157,982
	Chow Tai Fook Jewellery Group Ltd.	554,000	503,131
*	Chuang's China Investments Ltd.	190,000	2,585
	CITIC Telecom International Holdings Ltd.	444,000	118,313
	CK Asset Holdings Ltd.	188,823	721,506
#*	C-Mer Medical Holdings Ltd.	148,000	49,594
#††	Convoy, Inc.	528,000	2,115
Ω	Crystal International Group Ltd.	39,500	17,319
*	CSC Holdings Ltd.	12,550,000	38,679
	CSI Properties Ltd.	690,000	6,728
#††	CW Group Holdings Ltd.	85,500	0
	Dah Sing Banking Group Ltd.	134,400	106,431
	Dah Sing Financial Holdings Ltd.	54,000	141,270
	Dickson Concepts International Ltd.	63,000	42,952
*	Digital Domain Holdings Ltd.	105,000	3,492
	Dynamic Holdings Ltd.	38,000	35,961
#	EC Healthcare	238,000	31,971
	Emperor Watch & Jewellery Ltd.	490,000	9,781
*	Energy International Investments Holdings Ltd.	484,000	27,601
*	ENM Holdings Ltd.	376,000	14,550
*	Esprit Holdings Ltd.	1,098,100	14,848
	EuroEyes International Eye Clinic Ltd.	26,000	16,387
	Far East Consortium International Ltd.	489,043	70,118

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
*Ω	FIT Hon Teng Ltd.	345,000	$119,212
	FSE Lifestyle Services Ltd.	50,000	34,992
#	Giordano International Ltd.	560,000	113,238
	Glorious Sun Enterprises Ltd.	129,000	16,351
#††	Gold Fin Holdings	44,000	0
	Great Eagle Holdings Ltd.	99,693	136,107
*	Greentech Technology International Ltd.	62,000	3,137
	G-Resources Group Ltd.	130,050	39,097
	Guoco Group Ltd.	10,000	83,175
	Guotai Junan International Holdings Ltd.	1,564,000	133,819
	Hang Lung Properties Ltd.	351,000	257,386
	Hang Seng Bank Ltd.	83,600	1,023,751
	Hanison Construction Holdings Ltd.	9,806	540
#*	Hao Tian International Construction Investment Group Ltd.	80,000	9,440
	HKBN Ltd.	241,000	76,336
	Hong Kong Ferry Holdings Co. Ltd.	92,000	49,883
*	Hong Kong Technology Venture Co. Ltd.	163,000	37,166
	Hongkong Chinese Ltd.	58,000	1,845
Ω	Honma Golf Ltd.	11,500	4,923
	Hysan Development Co. Ltd.	122,000	167,078
*	IGG, Inc.	31,000	11,223
Ω	Impro Precision Industries Ltd.	96,000	24,763
	International Housewares Retail Co. Ltd.	83,000	13,699
*	ITC Properties Group Ltd.	49,758	2,787
	Johnson Electric Holdings Ltd.	31,000	42,860
	K Wah International Holdings Ltd.	572,000	128,005
	Kerry Logistics Network Ltd.	112,500	98,417
	Kerry Properties Ltd.	250,500	426,760
	Kowloon Development Co. Ltd.	200,932	112,879
	KRP Development Holdings Ltd.	33,000	2,617
	Liu Chong Hing Investment Ltd.	96,000	54,513
	L'Occitane International SA	297,250	1,286,852
	Luk Fook Holdings International Ltd.	167,000	328,454
	Lung Kee Group Holdings Ltd.	44,000	7,494
	Man Wah Holdings Ltd.	456,800	269,421
*	Midland Holdings Ltd.	251,026	24,331
	Modern Dental Group Ltd.	116,000	63,587
	MTR Corp. Ltd.	22,000	71,172
*	NagaCorp Ltd.	377,140	181,747
*	New Focus Auto Tech Holdings Ltd.	1,520,000	12,865
#	New World Development Co. Ltd.	463,000	431,629
*††	NewOcean Energy Holdings Ltd.	550,000	0
	NWS Holdings Ltd.	455,242	407,722
	Oriental Watch Holdings	162,476	69,634
	PAX Global Technology Ltd.	209,000	117,268
	PC Partner Group Ltd.	72,000	38,816
	PCCW Ltd.	673,000	348,934
	Pentamaster International Ltd.	126,000	10,324
#	Perfect Medical Health Management Ltd.	183,000	59,258
	Pico Far East Holdings Ltd.	406,000	89,384
	Playmates Toys Ltd.	96,000	7,693
	Plover Bay Technologies Ltd.	80,000	42,874
	Power Assets Holdings Ltd.	184,000	1,172,719
	PRADA SpA	150,300	1,083,567
*	PT International Development Co. Ltd.	585,000	2,618
#*	Sa Sa International Holdings Ltd.	410,000	38,271
Ω	Samsonite International SA	578,700	1,668,823
#*	Shandong Hi-Speed Holdings Group Ltd.	41,000	30,038
*	Shun Tak Holdings Ltd.	264,000	26,064

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Singamas Container Holdings Ltd.	680,000	$65,402
	Sino Land Co. Ltd.	567,822	587,331
	Soundwill Holdings Ltd.	11,500	8,239
	Sun Hung Kai Properties Ltd.	157,707	1,365,510
	Swire Pacific Ltd. (19 HK), Class A	62,000	534,860
	Swire Pacific Ltd. (87 HK), Class B	77,500	100,445
	Swire Properties Ltd.	72,400	114,343
	TAI Cheung Holdings Ltd.	170,000	68,551
	Tai Hing Group Holdings Ltd.	112,000	11,323
	Techtronic Industries Co. Ltd.	252,000	3,227,286
*	Television Broadcasts Ltd.	118,200	47,782
	Theme International Holdings Ltd.	2,880,000	166,095
	Town Health International Medical Group Ltd.	952,000	32,852
	Tradelink Electronic Commerce Ltd.	224,000	25,241
	Tycoon Group Holdings Ltd.	42,000	20,501
	United Laboratories International Holdings Ltd.	252,000	289,491
	Value Partners Group Ltd.	387,000	76,843
	Vesync Co. Ltd.	55,000	29,245
#*	Vobile Group Ltd.	174,000	29,154
	VSTECS Holdings Ltd.	284,400	156,434
	VTech Holdings Ltd.	46,300	304,611
*	Wai Kee Holdings Ltd.	120,000	11,390
	Wharf Real Estate Investment Co. Ltd.	230,000	565,436
	Wing Tai Properties Ltd.	18,000	4,721
*	Yunfeng Financial Group Ltd.	28,000	3,134
*	Zhaobangji Lifestyle Holdings Ltd.	376,000	6,105
TOTAL HONG KONG			33,696,148
IRELAND — (0.7%)
	AIB Group PLC	573,078	3,287,224
	Bank of Ireland Group PLC	414,757	4,697,096
	Cairn Homes PLC	358,413	733,441
	Dalata Hotel Group PLC	40,527	180,425
	FBD Holdings PLC (FBD ID)	12,831	175,850
*	Flutter Entertainment PLC	24,429	4,832,196
	Glanbia PLC (GLB ID)	54,569	1,091,328
*Ω	Glenveagh Properties PLC	277,630	413,542
	Kerry Group PLC (KYGA ID), Class A	16,788	1,569,606
	Kingspan Group PLC (KSP ID)	21,567	2,017,899
	Smurfit WestRock PLC	126,941	5,692,034
TOTAL IRELAND			24,690,641
ISRAEL — (0.6%)
#*	AFI Properties Ltd.	6,869	292,254
	Africa Israel Residences Ltd.	1,645	96,628
*	Airport City Ltd.	15,757	217,747
*	Allot Ltd.	5,136	14,734
#	Alony Hetz Properties & Investments Ltd.	35,898	239,613
	Arad Ltd.	4,385	53,476
*	Argo Properties NV	2,122	46,613
#	Ashdod Refinery Ltd.	1,321	19,764
#*	Ashtrom Group Ltd.	9,421	118,286
	Atreyu Capital Markets Ltd.	794	11,018
	AudioCodes Ltd. (AUDC US)	9,214	104,118
	Aura Investments Ltd.	22,962	90,758
	Automatic Bank Services Ltd.	3,721	14,960
*	Avgol Industries 1953 Ltd.	36,631	12,580
*	Azorim-Investment Development & Construction Co. Ltd.	25,722	116,437

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Azrieli Group Ltd.	2,223	$136,442
	Bank Leumi Le-Israel BM	157,351	1,355,971
	Bet Shemesh Engines Holdings 1997 Ltd.	2,007	113,276
	Bezeq The Israeli Telecommunication Corp. Ltd.	313,188	355,004
*	Big Shopping Centers Ltd.	954	93,171
	Blue Square Real Estate Ltd.	1,444	99,080
*	Brainsway Ltd. (BWAY IT)	3,680	13,159
	Carasso Motors Ltd.	14,778	73,769
*	Clal Insurance Enterprises Holdings Ltd.	31,127	474,190
*	Compugen Ltd.	10,549	18,505
	Danel Adir Yeoshua Ltd.	2,260	185,258
	Danya Cebus Ltd.	2,199	48,220
	Delta Galil Ltd.	4,359	193,598
	Delta Israel Brands Ltd.	1,130	18,023
#	Direct Finance of Direct Group 2006 Ltd.	128	18,991
*	Dor Alon Energy in Israel 1988 Ltd.	1,328	26,125
#*	Doral Group Renewable Energy Resources Ltd.	36,616	111,606
*	Duniec Brothers Ltd.	246	12,385
	E&M Computing Ltd.	5,670	14,220
	Elbit Systems Ltd. (ESLT US)	1,879	338,182
*	Electra Consumer Products 1970 Ltd.	2,125	41,020
	Electra Ltd.	582	213,304
	Electra Real Estate Ltd.	2,293	22,228
*	Ellomay Capital Ltd.	2,313	27,994
	Energix-Renewable Energies Ltd.	89,536	306,457
*	Enlight Renewable Energy Ltd. (ENLT IT)	24,191	370,640
*	Enlight Renewable Energy Ltd. (ENLT US)	6,583	101,444
	FMS Enterprises Migun Ltd.	2,021	69,877
	Formula Systems 1985 Ltd. (FORTY IT)	3,228	251,496
	Formula Systems 1985 Ltd. (FORTY US), Sponsored ADR	1,495	117,238
	Fox Wizel Ltd.	3,912	256,649
	Gav-Yam Lands Corp. Ltd.	23,617	170,043
*	Gilat Satellite Networks Ltd.	7,921	36,181
#*	Hagag Group Real Estate Development	12,553	50,719
	Harel Insurance Investments & Financial Services Ltd.	54,702	491,360
	Hilan Ltd.	6,150	330,588
	Hiper Global Ltd.	5,670	27,625
	ICL Group Ltd.	92,015	385,182
	IDI Insurance Co. Ltd.	4,267	121,702
*	IES Holdings Ltd.	1,083	59,859
	Ilex Medical Ltd.	2,010	37,194
	Inrom Construction Industries Ltd.	42,341	118,574
	Isracard Ltd.	70,682	245,813
	Israel Canada T.R Ltd.	34,847	123,049
	Israel Discount Bank Ltd., Class A	378,711	1,933,325
*	Israel Land Development Co. Ltd.	4,742	34,948
	Israel Shipyards Industries Ltd.	1,109	17,475
	Isras Investment Co. Ltd.	699	127,033
*	Kamada Ltd. (KMDA IT)	2,586	14,463
*	Kamada Ltd. (KMDA US)	4,001	22,606
#	Kvutzat Acro Ltd.	5,204	55,049
	Lapidoth Capital Ltd.	1,467	20,172
	M Yochananof & Sons Ltd.	2,246	111,423
	Magic Software Enterprises Ltd. (MGIC IT)	312	3,308
	Magic Software Enterprises Ltd. (MGIC US)	18,136	195,506
	Malam - Team Ltd.	782	11,713
	Matrix IT Ltd.	13,031	254,268
	Max Stock Ltd.	15,933	36,489
	Maytronics Ltd.	9,928	40,830

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Mediterranean Towers Ltd.	19,996	$40,084
	Mega Or Holdings Ltd.	5,424	135,910
	Meitav Investment House Ltd.	7,875	34,773
	Melisron Ltd.	3,104	217,576
	MENIF - Financial Services Ltd.	4,631	14,243
	Menora Mivtachim Holdings Ltd.	10,987	281,807
	Meshulam Levinstein Contracting & Engineering Ltd.	498	32,764
	Migdal Insurance & Financial Holdings Ltd.	177,504	210,649
	Mivne Real Estate KD Ltd.	106,523	245,684
	Mivtach Shamir Holdings Ltd.	800	32,273
	Mizrahi Tefahot Bank Ltd.	25,737	928,752
#	Nawi Group Ltd.	2,062	14,948
#*	Nayax Ltd.	808	17,718
*	Neto Malinda Trading Ltd.	2,053	32,003
	Next Vision Stabilized Systems Ltd.	16,681	201,158
*	Nice Ltd. (NICE IT)	528	95,298
#*	Nice Ltd. (NICE US), Sponsored ADR	4,410	798,210
*	Nova Ltd. (NVMI IT)	2,100	421,957
	Novolog Ltd.	129,670	47,592
	Oil Refineries Ltd.	976,151	234,726
	One Software Technologies Ltd.	15,225	190,529
*	OY Nofar Energy Ltd.	585	12,960
	Palram Industries 1990 Ltd.	3,139	45,519
*	Partner Communications Co. Ltd.	53,913	222,927
	Paz Oil Co. Ltd.	4,657	440,081
*	Perion Network Ltd.	11,017	89,932
	Phoenix Holdings Ltd.	72,260	698,222
	Plasson Industries Ltd.	1,135	40,184
#	Polyram Plastic Industries Ltd.	6,862	18,932
	Prashkovsky Investments & Construction Ltd.	1,245	26,383
*	Priortech Ltd.	1,051	54,813
	Qualitau Ltd.	1,294	48,258
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	3,808	210,879
*	Rani Zim Shopping Centers Ltd.	20,347	15,187
#	Rapac Communication & Infrastructure Ltd.	1,869	11,871
	Retailors Ltd.	6,240	96,506
	Sano-Brunos Enterprises Ltd.	805	63,888
*	Scope Metals Group Ltd.	3,137	90,905
*	Shikun & Binui Ltd.	31,584	71,698
*	Shikun & Binui Soltec Renewable Energy	19,650	15,208
	Shufersal Ltd.	29,492	199,724
	Summit Real Estate Holdings Ltd.	14,714	174,238
	Tadiran Group Ltd.	831	41,541
*	TAT Technologies Ltd.	916	12,673
	Tel Aviv Stock Exchange Ltd.	7,914	62,871
	Telsys Ltd.	1,347	67,122
*	Teva Pharmaceutical Industries Ltd. (TEVA IT)	37,384	642,666
*	Teva Pharmaceutical Industries Ltd. (TEVA US), Sponsored ADR	55,380	965,273
	Tiv Taam Holdings 1 Ltd.	6,800	9,849
	Turpaz Industries Ltd.	1,547	7,306
	Victory Supermarket Chain Ltd.	3,518	37,781
	YD More Investments Ltd.	9,397	21,179
	YH Dimri Construction & Development Ltd.	3,362	266,626
TOTAL ISRAEL			21,014,863
ITALY — (2.3%)
	A2A SpA	288,723	611,536
	Abitare In SpA	2,232	10,728
	ACEA SpA	27,501	477,128

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Amplifon SpA	56,962	$1,809,136
Ω	Anima Holding SpA	84,784	445,838
	Arnoldo Mondadori Editore SpA	81,401	230,408
	Ascopiave SpA	41,478	111,493
	Avio SpA	4,827	68,066
	Azimut Holding SpA	69,440	1,739,877
	B&C Speakers SpA	956	15,874
	Banca Generali SpA	29,500	1,283,737
	Banca IFIS SpA	8,414	197,523
	Banca Mediolanum SpA	89,019	1,050,985
	BasicNet SpA	14,461	51,345
Ω	BFF Bank SpA	81,798	924,616
	Biesse SpA	2,682	27,628
	BPER Banca SpA	452,881	2,649,821
	Brunello Cucinelli SpA	13,427	1,254,179
	Cairo Communication SpA	29,772	76,011
Ω	Carel Industries SpA	20,559	379,724
	Cembre SpA	670	26,138
*	CIR SpA-Compagnie Industriali	136,243	86,789
	Credito Emiliano SpA	22,111	242,042
	Datalogic SpA	6,610	39,490
	Davide Campari-Milano NV	81,526	735,240
	De' Longhi SpA	3,814	120,218
	Digital Value SpA	183	10,893
	Emak SpA	20,039	22,007
Ω	Enav SpA	38,380	164,159
	Enel SpA	630,087	4,498,301
	ERG SpA	3,595	95,324
*	Esprinet SpA	14,964	79,547
	Ferrari NV (RACE IM)	8,345	3,434,820
	Ferrari NV (RACE US)	11,040	4,559,630
	Fila SpA	6,114	59,032
	FinecoBank Banca Fineco SpA	264,101	4,483,436
	FNM SpA	22,102	10,731
*	Garofalo Health Care SpA	4,444	25,385
	Gefran SpA	856	7,855
	Generali	145,765	3,772,837
#*	Geox SpA	18,566	11,930
	GPI SpA	2,000	26,629
	Hera SpA	395,780	1,448,157
	IMMSI SpA	75,654	46,589
	Intercos SpA	6,257	111,801
	Interpump Group SpA	9,938	430,994
	Intesa Sanpaolo SpA	1,461,393	5,934,471
	Iren SpA	103,840	211,298
	Italgas SpA	260,934	1,395,257
	Italian Sea Group SpA	2,613	25,751
	Italmobiliare SpA	4,148	134,472
	Iveco Group NV	76,049	780,957
#	IVS Group SA	5,927	45,945
	Leonardo SpA	118,115	2,814,134
	LU-VE SpA	1,230	34,150
	Maire SpA	67,483	535,463
	Mediobanca Banca di Credito Finanziario SpA	184,020	2,987,240
	MFE-MediaForEurope NV (MFEA IM), Class A	98,634	336,022
	Moltiply Group SpA	877	34,701
	Moncler SpA	43,641	2,602,141
*Ω	Nexi SpA	193,488	1,187,567
Ω	OVS SpA	120,049	339,605

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Pharmanutra SpA	2,197	$112,634
#	Piaggio & C SpA	84,642	233,155
Ω	Piovan SpA	3,441	50,771
	Prysmian SpA	35,408	2,434,105
	Recordati Industria Chimica e Farmaceutica SpA	28,812	1,568,617
	Reply SpA	6,752	958,418
	Rizzoli Corriere Della Sera Mediagroup SpA	61,164	51,714
#*	Safilo Group SpA	45,604	51,505
*	Saipem SpA	623,672	1,481,616
	Salcef Group SpA	1,248	34,490
	Salvatore Ferragamo SpA	6,770	59,033
	Sanlorenzo SpA	5,033	204,920
	Sesa SpA	4,115	452,180
	Snam SpA	283,696	1,355,677
	SOL SpA	11,535	431,329
#	Spaxs SpA	23,291	119,389
	Stellantis NV	313,369	5,230,129
	Tamburi Investment Partners SpA	25,548	257,605
Ω	Technogym SpA	54,150	531,073
#*	Telecom Italia SpA (TIT IM)	2,555,340	626,345
	Telecom Italia SpA (TITR IM)	156,888	42,467
	Tenaris SA (TEN IM)	47,641	755,912
	Tenaris SA (TS US), ADR	24,007	764,383
	TXT e-solutions SpA	1,626	46,337
	UniCredit SpA	131,048	5,382,757
Ω	Unieuro SpA	9,248	114,810
	Unipol Gruppo SpA	168,219	1,812,448
	Webuild SpA	24,457	64,025
TOTAL ITALY			82,592,645
JAPAN — (20.9%)
	&Do Holdings Co. Ltd.	2,700	19,271
#	A&D HOLON Holdings Co. Ltd.	8,800	163,031
	AB&Company Co. Ltd.	3,400	21,480
	ABC-Mart, Inc.	24,900	490,822
	Achilles Corp.	7,700	80,022
	Acom Co. Ltd.	98,800	284,495
	AD Works Group Co. Ltd.	19,300	29,475
#	Adastria Co. Ltd.	11,900	264,887
	ADEKA Corp.	49,700	1,055,123
	Ad-sol Nissin Corp.	3,900	49,361
#	Adtec Plasma Technology Co. Ltd.	2,400	31,103
	Advan Group Co. Ltd.	6,400	39,446
	Advanced Media, Inc.	3,000	21,849
	Advantest Corp.	148,800	6,586,091
#*	Adventure, Inc.	700	24,887
	Adways, Inc.	5,500	14,100
	Aeon Co. Ltd.	86,699	1,978,175
	Aeon Delight Co. Ltd.	12,200	317,949
#	Aeon Fantasy Co. Ltd.	2,500	42,305
#	AEON Financial Service Co. Ltd.	29,600	271,734
	Aeon Hokkaido Corp.	15,400	94,133
	Aeon Kyushu Co. Ltd.	1,900	38,036
	Aeon Mall Co. Ltd.	16,700	228,961
#	Agro-Kanesho Co. Ltd.	4,400	34,921
	Ai Holdings Corp.	7,600	127,048
*	AI inside, Inc.	300	9,059
	Aica Kogyo Co. Ltd.	15,200	351,780
	Aichi Corp.	13,000	109,575

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Aichi Financial Group, Inc.	2,898	$52,309
	Aichi Steel Corp.	5,400	122,758
	Aichi Tokei Denki Co. Ltd.	3,600	54,874
	Aida Engineering Ltd.	22,000	125,041
	Aiful Corp.	69,800	180,904
	Ain Holdings, Inc.	11,300	434,443
	Aiphone Co. Ltd.	3,600	73,254
	Air Water, Inc.	57,300	841,798
	Airtech Japan Ltd.	2,700	22,194
#	Airtrip Corp.	7,900	74,224
	Aisan Industry Co. Ltd.	14,500	146,408
	AIT Corp.	8,400	108,246
	Ajis Co. Ltd.	2,400	38,449
	Akatsuki Corp.	10,000	33,139
	Akatsuki, Inc.	3,700	58,211
*	Akebono Brake Industry Co. Ltd.	30,700	31,007
#	Akita Bank Ltd.	4,200	71,380
	Albis Co. Ltd.	3,200	61,544
	Alfresa Holdings Corp.	94,000	1,468,504
	Alinco, Inc.	5,700	40,413
	Alleanza Holdings Co. Ltd.	5,900	45,154
	Almado, Inc.	1,000	8,291
	Alpen Co. Ltd.	6,900	101,492
	Alpha Systems, Inc.	3,400	68,659
	Alps Alpine Co. Ltd.	48,216	511,014
	Alps Logistics Co. Ltd.	4,700	178,890
	Altech Corp.	13,900	248,136
	Amada Co. Ltd.	114,800	1,348,203
	Amano Corp.	15,700	398,027
	Amiyaki Tei Co. Ltd.	1,600	59,007
#	Amuse, Inc.	2,800	30,018
	Amvis Holdings, Inc.	9,000	156,693
	Anabuki Kosan, Inc.	2,300	32,443
	Anest Iwata Corp.	17,000	167,016
	Anicom Holdings, Inc.	22,571	98,240
	Aoyama Trading Co. Ltd.	8,900	91,088
	Aoyama Zaisan Networks Co. Ltd.	15,000	151,209
#	Aozora Bank Ltd.	24,500	407,301
	Arakawa Chemical Industries Ltd.	9,100	72,024
	Arata Corp.	12,400	295,373
	ARCLANDS Corp.	7,819	94,974
	Arcs Co. Ltd.	15,523	282,036
	ARE Holdings, Inc.	51,000	697,777
	Arealink Co. Ltd.	10,800	124,911
	Argo Graphics, Inc.	6,100	207,876
	Artience Co. Ltd.	26,000	549,799
	Artnature, Inc.	6,400	35,655
#	Artner Co. Ltd.	3,000	37,435
	As One Corp.	33,800	728,244
	Asahi Co. Ltd.	6,200	61,341
	Asahi Diamond Industrial Co. Ltd.	14,700	93,313
	Asahi Group Holdings Ltd.	61,499	2,263,974
	Asahi Intelligence Service Co. Ltd.	700	7,401
	Asahi Kasei Corp.	361,100	2,603,987
	Asahi Kogyosha Co. Ltd.	11,200	99,837
	Asahi Net, Inc.	11,600	51,613
	Asahi Yukizai Corp.	9,500	304,070
	Asanuma Corp.	25,000	129,565
	Asics Corp.	149,600	2,441,521

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	ASKA Pharmaceutical Holdings Co. Ltd.	7,300	$114,661
	ASKUL Corp.	21,200	299,614
	Astellas Pharma, Inc.	147,800	1,714,177
	Astena Holdings Co. Ltd.	14,100	52,531
	Asti Corp.	500	10,783
#*	Atrae, Inc.	2,100	12,215
	Aucnet, Inc.	6,400	102,643
	Autobacs Seven Co. Ltd.	33,600	371,419
	Avant Group Corp.	8,900	80,973
	Axial Retailing, Inc.	20,400	139,718
	Azbil Corp.	39,300	1,142,026
	AZ-COM MARUWA Holdings, Inc.	14,500	124,868
	AZOOM Co. Ltd.	900	37,413
	Bandai Namco Holdings, Inc.	91,900	1,952,944
	Bando Chemical Industries Ltd.	8,500	109,473
*	Bank of Innovation, Inc.	900	30,083
	Bank of Saga Ltd.	3,300	60,221
	Bank of the Ryukyus Ltd.	9,900	80,709
#	Baroque Japan Ltd.	600	3,145
	Base Co. Ltd.	4,900	91,971
*	baudroie, Inc.	300	9,152
	BayCurrent Consulting, Inc.	58,700	1,807,057
#	Beauty Garage, Inc.	3,800	37,698
	Beenos, Inc.	7,900	134,154
	Belc Co. Ltd.	4,700	196,955
	Bell System24 Holdings, Inc.	19,100	197,462
	Belluna Co. Ltd.	21,500	111,814
#*	Bengo4.com, Inc.	3,100	75,385
#	Bic Camera, Inc.	24,200	273,101
	BIPROGY, Inc.	39,200	1,284,527
	BML, Inc.	6,708	133,822
#	Bookoff Group Holdings Ltd.	2,900	26,477
	Br Holdings Corp.	8,900	22,032
#	BrainPad, Inc.	7,200	47,324
	Broadmedia Corp.	1,200	13,222
	Brother Industries Ltd.	47,000	964,269
	Bunka Shutter Co. Ltd.	27,200	314,046
	Business Brain Showa-Ota, Inc.	5,400	76,189
	Business Engineering Corp.	2,400	66,279
#	BuySell Technologies Co. Ltd.	500	13,494
	C Uyemura & Co. Ltd.	3,600	258,317
	CAC Holdings Corp.	5,100	64,285
	Canon Electronics, Inc.	3,300	50,402
	Canon Marketing Japan, Inc.	17,700	548,106
	Canon, Inc. (7751 JP)	41,700	1,305,281
	Canon, Inc. (CAJ US), Sponsored ADR	14,115	438,694
	Capcom Co. Ltd.	77,200	1,649,294
	Career Design Center Co. Ltd.	1,900	23,855
	Careerlink Co. Ltd.	4,900	80,244
#	Carenet, Inc.	13,100	47,813
	Carlit Co. Ltd.	10,600	103,403
	Casio Computer Co. Ltd.	42,700	343,675
	CAVE Interactive Co. Ltd.	900	7,441
	Cawachi Ltd.	6,000	111,268
	CDS Co. Ltd.	1,300	15,677
	Celsys, Inc.	16,700	96,515
	Central Automotive Products Ltd.	6,500	214,878
	Central Japan Railway Co.	44,275	1,043,869
	Central Security Patrols Co. Ltd.	3,900	71,700

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Central Sports Co. Ltd.	1,100	$18,644
#	Ceres, Inc.	3,300	37,075
#	Change Holdings, Inc.	33,200	247,770
	Charm Care Corp. KK	7,900	81,226
#	Chikaranomoto Holdings Co. Ltd.	1,800	17,015
	Chino Corp.	3,100	50,839
	Chiyoda Co. Ltd.	8,300	52,644
#*	Chiyoda Corp.	54,200	111,030
	Chiyoda Integre Co. Ltd.	2,700	60,860
	Chofu Seisakusho Co. Ltd.	5,400	77,278
	Chubu Shiryo Co. Ltd.	4,600	46,221
	Chudenko Corp.	14,100	329,149
	Chugai Pharmaceutical Co. Ltd.	108,800	4,748,301
	Chugai Ro Co. Ltd.	3,400	68,257
	Chugoku Marine Paints Ltd.	23,700	327,877
	CI Takiron Corp.	21,900	124,693
	Citizen Watch Co. Ltd.	68,500	461,893
	CKD Corp.	19,500	389,447
	CK-San-Etsu Co. Ltd.	2,300	57,422
	Cleanup Corp.	9,800	47,944
	Coca-Cola Bottlers Japan Holdings, Inc.	33,300	496,350
	COLOPL, Inc.	23,200	94,292
	Computer Engineering & Consulting Ltd.	8,000	104,528
	Computer Institute of Japan Ltd.	16,560	51,395
	COMSYS Holdings Corp.	37,521	807,759
	Comture Corp.	10,400	130,740
	Copro-Holdings Co. Ltd.	900	10,228
	Core Corp.	2,600	36,237
	Corona Corp.	6,600	42,071
	Cosel Co. Ltd.	13,300	108,787
	Cosmos Initia Co. Ltd.	4,300	24,200
#	Cosmos Pharmaceutical Corp.	9,200	827,161
	Cota Co. Ltd.	6,189	68,981
#	CRE, Inc.	6,800	72,073
	Create SD Holdings Co. Ltd.	12,300	275,971
	Credit Saison Co. Ltd.	31,200	723,191
	Creek & River Co. Ltd.	9,000	87,399
	Cresco Ltd.	14,200	125,799
	Cross Cat Co. Ltd.	1,300	11,553
*	CrowdWorks, Inc.	2,100	14,246
	CTI Engineering Co. Ltd.	6,700	223,884
	CTS Co. Ltd.	8,700	48,171
	Cube System, Inc.	2,900	22,870
	Cumica Corp.	2,000	6,280
	Curves Holdings Co. Ltd.	15,100	82,937
*	Cyber Security Cloud, Inc.	1,300	18,942
	CyberAgent, Inc.	146,554	947,534
	Cybozu, Inc.	11,300	136,674
	Dai Nippon Printing Co. Ltd.	20,900	687,573
	Dai Nippon Toryo Co. Ltd.	14,600	118,661
	Dai-Dan Co. Ltd.	13,300	272,590
	Daido Steel Co. Ltd.	69,500	695,383
	Daifuku Co. Ltd.	63,600	1,151,051
	Daihatsu Diesel Manufacturing Co. Ltd.	9,500	112,218
	Daiho Corp.	2,600	63,066
	Dai-Ichi Cutter Kogyo KK	3,000	31,425
	Daiichi Jitsugyo Co. Ltd.	10,200	159,190
	Daiichi Kensetsu Corp.	2,300	35,999
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	9,000	51,661

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Dai-ichi Life Holdings, Inc.	104,400	$3,183,187
	Daiichi Sankyo Co. Ltd.	126,500	5,152,049
	Daiken Medical Co. Ltd.	4,300	15,759
	Daiki Aluminium Industry Co. Ltd.	15,300	126,888
	Daikin Industries Ltd.	33,600	4,872,220
	Daikokutenbussan Co. Ltd.	2,800	199,113
	Daikyonishikawa Corp.	2,100	9,753
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	6,850	147,575
	Daiseki Co. Ltd.	10,780	258,055
#	Daishinku Corp.	2,500	11,956
	Daisue Construction Co. Ltd.	4,800	57,171
	Daito Pharmaceutical Co. Ltd.	1,760	28,115
	Daito Trust Construction Co. Ltd.	20,000	2,405,202
	Daitron Co. Ltd.	1,900	35,044
	Daiwa House Industry Co. Ltd.	216,400	6,128,098
	Daiwa Industries Ltd.	13,400	141,093
	Daiwa Securities Group, Inc.	176,100	1,453,898
	Daiwabo Holdings Co. Ltd.	37,800	712,291
	DCM Holdings Co. Ltd.	40,100	387,068
#*	DD GROUP Co. Ltd.	3,500	33,298
	Dear Life Co. Ltd.	22,000	146,367
#*	Demae-Can Co. Ltd.	10,300	17,332
	DeNA Co. Ltd.	49,900	515,846
	Densan System Holdings Co. Ltd.	3,700	70,868
	Denso Corp.	104,800	1,718,616
	Dentsu Group, Inc.	34,400	909,646
	Dentsu Soken, Inc.	11,000	418,169
	Denyo Co. Ltd.	8,200	145,355
	Dexerials Corp.	4,200	201,636
	DIC Corp.	41,800	859,883
	Digital Arts, Inc.	5,100	161,911
#	Digital Hearts Holdings Co. Ltd.	10,800	71,499
#	Digital Holdings, Inc.	4,300	30,545
	Digital Information Technologies Corp.	1,800	22,938
	Dip Corp.	21,100	433,800
	Disco Corp.	10,600	3,544,603
	DKK Co. Ltd.	3,400	48,656
	DKS Co. Ltd.	4,000	85,358
	DMG Mori Co. Ltd.	74,600	1,898,161
	DMS, Inc.	1,100	12,657
	DMW Corp.	300	7,952
	Doshisha Co. Ltd.	10,300	157,275
	Double Standard, Inc.	1,000	12,242
	Dowa Holdings Co. Ltd.	24,100	884,474
	DTS Corp.	20,500	592,631
	Duskin Co. Ltd.	17,500	460,111
#	DyDo Group Holdings, Inc.	6,600	119,423
	Eagle Industry Co. Ltd.	6,900	97,132
#	Earth Corp.	6,700	224,565
	East Japan Railway Co.	38,300	729,745
#	EAT & Holdings Co. Ltd.	3,100	43,962
	Ebara Corp.	164,500	2,355,724
	Ebara Foods Industry, Inc.	1,900	37,748
	Ebara Jitsugyo Co. Ltd.	4,200	115,212
	Ebase Co. Ltd.	6,500	28,790
#	Eco's Co. Ltd.	4,400	65,991
	EDION Corp.	34,000	396,142
	eGuarantee, Inc.	14,500	141,952
	Eiken Chemical Co. Ltd.	8,900	144,133

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Eisai Co. Ltd.	18,000	$686,447
	Eizo Corp.	7,300	236,234
	EJ Holdings, Inc.	5,000	60,157
	Elan Corp.	11,200	68,660
	Elecom Co. Ltd.	11,400	125,000
	Elematec Corp.	9,400	119,825
	EM Systems Co. Ltd.	10,300	44,095
	en Japan, Inc.	18,200	340,719
	Endo Lighting Corp.	4,900	48,511
#*	eRex Co. Ltd.	12,500	59,679
	ERI Holdings Co. Ltd.	1,700	21,616
	ES-Con Japan Ltd.	13,100	90,444
	Eslead Corp.	4,000	125,754
	ESPEC Corp.	4,200	79,755
	EXEO Group, Inc.	93,400	1,018,760
	Ezaki Glico Co. Ltd.	17,200	528,278
	F&M Co. Ltd.	3,000	32,512
	FALCO HOLDINGS Co. Ltd.	4,200	69,688
	Fancl Corp.	29,900	579,088
	FANUC Corp.	60,000	1,778,805
	Fast Fitness Japan, Inc.	1,400	11,766
	Fast Retailing Co. Ltd.	33,900	9,344,492
*	FDK Corp.	4,100	18,580
	Feed One Co. Ltd.	1,900	12,038
#	Ferrotec Holdings Corp.	17,500	290,183
#	FFRI Security, Inc.	1,800	25,718
#	Fibergate, Inc.	3,100	24,676
	FIDEA Holdings Co. Ltd.	6,500	70,759
	Financial Partners Group Co. Ltd.	31,900	554,033
	FINDEX, Inc.	5,100	36,871
*	Fintech Global, Inc.	38,200	21,920
	First Bank of Toyama Ltd.	8,100	70,498
#	Fixstars Corp.	10,300	117,275
	FJ Next Holdings Co. Ltd.	8,800	77,589
	Focus Systems Corp.	3,300	28,144
	Food & Life Cos. Ltd.	25,400	445,111
	Forum Engineering, Inc.	5,200	34,230
#	Forval Corp.	2,800	29,102
	FP Corp.	25,700	443,293
#	France Bed Holdings Co. Ltd.	12,845	103,636
	Freebit Co. Ltd.	2,300	21,193
	FTGroup Co. Ltd.	3,600	27,324
	Fudo Tetra Corp.	5,200	82,984
	Fuji Co. Ltd.	7,100	93,392
	Fuji Corp. (6134 JP)	18,500	309,373
	Fuji Corp. (7605 JP)	5,500	77,017
	Fuji Corp. Ltd.	11,500	62,172
	Fuji Electric Co. Ltd.	15,200	854,953
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,800	75,547
	Fuji Kosan Co. Ltd.	800	8,711
	Fuji Media Holdings, Inc.	16,281	204,075
	Fuji Oil Co. Ltd.	21,900	66,729
#	Fuji Pharma Co. Ltd.	3,600	33,576
	Fuji Seal International, Inc.	20,400	326,128
	Fuji Soft, Inc.	17,500	838,430
	FUJIFILM Holdings Corp.	60,000	1,426,556
	Fujikura Kasei Co. Ltd.	16,600	59,684
	Fujikura Ltd.	110,000	2,203,698
	Fujimi, Inc.	15,600	327,635

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Fujimori Kogyo Co. Ltd.	7,800	$234,586
	Fujishoji Co. Ltd.	2,500	21,883
	Fujitsu General Ltd.	10,200	133,824
	Fujitsu Ltd.	171,000	3,105,387
	Fujiya Co. Ltd.	3,400	61,573
	Fukuda Corp.	3,400	140,375
	Fukuda Denshi Co. Ltd.	6,100	274,799
	Fukui Bank Ltd.	4,938	71,888
	Fukui Computer Holdings, Inc.	5,000	85,861
	Fukushima Galilei Co. Ltd.	3,900	175,356
	Fukuyama Transporting Co. Ltd.	3,500	94,409
	FULLCAST Holdings Co. Ltd.	13,700	137,237
	Fumakilla Ltd.	1,700	13,251
	Funai Soken Holdings, Inc.	21,750	317,375
	Furukawa Co. Ltd.	15,100	184,436
	Furukawa Electric Co. Ltd.	17,500	478,743
	Furuno Electric Co. Ltd.	6,600	86,193
	Furyu Corp.	10,100	72,120
	Fuso Chemical Co. Ltd.	9,400	243,298
	Fuso Pharmaceutical Industries Ltd.	2,000	30,297
	Futaba Industrial Co. Ltd.	20,200	102,092
	Future Corp.	20,500	234,709
	Fuyo General Lease Co. Ltd.	12,600	1,029,839
	G-7 Holdings, Inc.	11,500	129,565
#*	GA Technologies Co. Ltd.	8,400	67,349
	Gakken Holdings Co. Ltd.	9,800	70,652
	Gakkyusha Co. Ltd.	3,400	48,134
	Gakujo Co. Ltd.	6,300	79,649
	Gecoss Corp.	7,500	48,978
	Genki Sushi Co. Ltd.	5,200	134,461
	Genky DrugStores Co. Ltd.	8,600	198,484
	Geo Holdings Corp.	9,100	99,922
	Gift Holdings, Inc.	2,000	33,668
#*	giftee, Inc.	5,100	40,773
	Giken Ltd.	4,500	53,184
	GL Sciences, Inc.	1,000	19,035
	GLOBERIDE, Inc.	6,700	93,670
	Glory Ltd.	24,300	441,754
	GMO Financial Gate, Inc.	1,600	70,805
#	GMO Financial Holdings, Inc.	20,500	87,674
	GMO GlobalSign Holdings KK	2,700	56,051
	GMO internet group, Inc.	49,062	812,881
	GMO Payment Gateway, Inc.	18,500	1,060,499
#*	GNI Group Ltd.	9,300	142,350
#*	Gokurakuyu Holdings Co. Ltd.	5,600	14,912
	Goldcrest Co. Ltd.	7,500	143,347
#	Goldwin, Inc.	15,000	923,818
	Grandy House Corp.	7,300	30,411
	Gree, Inc.	23,700	83,794
	gremz, Inc.	5,400	86,862
	GS Yuasa Corp.	17,100	304,265
	GSI Creos Corp.	3,600	53,355
	G-Tekt Corp.	5,500	66,707
	Gun-Ei Chemical Industry Co. Ltd.	2,100	44,235
#	GungHo Online Entertainment, Inc.	20,910	408,812
	Gunma Bank Ltd.	94,000	637,703
	H.U. Group Holdings, Inc.	14,700	258,698
	H2O Retailing Corp.	27,160	472,438
	Hagihara Industries, Inc.	6,700	71,056

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Hagiwara Electric Holdings Co. Ltd.	5,400	$137,028
	Hakudo Co. Ltd.	1,400	24,090
	Hakuhodo DY Holdings, Inc.	92,200	752,936
	Halows Co. Ltd.	4,400	134,098
	Hamamatsu Photonics KK	32,700	941,725
	Handsman Co. Ltd.	300	1,653
	Hankyu Hanshin Holdings, Inc.	26,500	756,149
	Hanwa Co. Ltd.	24,300	939,256
	Happinet Corp.	11,900	258,071
	Hard Off Corp. Co. Ltd.	4,300	59,695
	Harima Chemicals Group, Inc.	7,600	49,633
	Haseko Corp.	126,200	1,574,908
#	Hashimoto Sogyo Holdings Co. Ltd.	4,800	42,225
	Hazama Ando Corp.	59,100	477,593
	Heiwa Corp.	14,600	209,458
	Heiwa Real Estate Co. Ltd.	7,500	215,575
	Heiwado Co. Ltd.	11,700	191,569
#*	Hennge KK	4,600	32,712
	Hibino Corp.	900	15,337
	Hibiya Engineering Ltd.	9,700	211,314
	Hikari Tsushin, Inc.	3,400	636,665
	Himacs Ltd.	2,480	23,683
#	Hioki EE Corp.	4,700	252,017
	Hirakawa Hewtech Corp.	4,700	46,247
	Hirano Tecseed Co. Ltd.	4,200	51,759
	Hirata Corp.	3,000	124,178
	Hirose Electric Co. Ltd.	4,925	616,629
	Hirose Tusyo, Inc.	1,400	38,711
	Hiroshima Gas Co. Ltd.	26,300	70,841
#*	HIS Co. Ltd.	14,600	168,414
	Hisaka Works Ltd.	8,100	58,530
	Hisamitsu Pharmaceutical Co., Inc.	5,324	146,643
	Hitachi Construction Machinery Co. Ltd.	33,000	821,935
	Hitachi Ltd. (6501 JP)	585,300	12,646,380
	Hitachi Zosen Corp.	85,200	618,546
	Hochiki Corp.	4,700	71,457
	Hodogaya Chemical Co. Ltd.	3,500	119,136
#	Hokkaido Coca-Cola Bottling Co. Ltd.	2,200	40,259
	Hokkaido Gas Co. Ltd.	7,400	160,503
	Hokkan Holdings Ltd.	2,300	26,386
#	Hokko Chemical Industry Co. Ltd.	10,800	120,686
#	Hokuetsu Corp.	43,000	332,870
	Hokuetsu Industries Co. Ltd.	9,300	132,540
	Hokuriku Electric Industry Co. Ltd.	1,800	16,668
	Hokuriku Electrical Construction Co. Ltd.	7,319	58,676
	Honda Motor Co. Ltd. (7267 JP)	330,900	3,535,525
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	25,574	826,040
	H-One Co. Ltd.	6,200	40,897
#	Honeys Holdings Co. Ltd.	8,600	92,667
	Hoosiers Holdings Co. Ltd.	13,800	104,941
	Horiba Ltd.	18,100	1,432,529
	Hoshizaki Corp.	15,600	491,303
	Hosiden Corp.	7,400	100,956
	Hosokawa Micron Corp.	5,000	135,235
#	Hotland Co. Ltd.	5,300	84,303
	House Foods Group, Inc.	14,103	278,216
	Hulic Co. Ltd.	118,200	1,153,762
	Hyakujushi Bank Ltd.	7,400	162,148
	IBJ, Inc.	7,000	29,254

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Ichiken Co. Ltd.	2,500	$42,339
	Ichinen Holdings Co. Ltd.	10,700	123,522
	Icom, Inc.	1,700	35,138
	ID Holdings Corp.	7,399	69,372
	Idec Corp.	14,000	288,439
	IDOM, Inc.	30,800	233,881
	IHI Corp.	36,700	1,338,839
	Iida Group Holdings Co. Ltd.	45,620	685,744
#	I'll, Inc.	3,300	59,036
	Imagica Group, Inc.	6,500	21,540
#	i-mobile Co. Ltd.	24,300	72,874
	Inaba Denki Sangyo Co. Ltd.	18,400	482,423
#	Inaba Seisakusho Co. Ltd.	4,300	49,194
	Inageya Co. Ltd.	1,300	11,018
#	I-NE Co. Ltd.	2,400	27,974
	Ines Corp.	8,300	98,564
	I-Net Corp.	3,900	48,075
	Infocom Corp.	11,100	449,054
	INFRONEER Holdings, Inc.	62,080	538,331
	Innotech Corp.	2,000	22,117
	Insource Co. Ltd.	14,400	84,442
	Intage Holdings, Inc.	1,300	13,901
	Integrated Design & Engineering Holdings Co. Ltd.	8,500	228,668
	Intelligent Wave, Inc.	3,200	22,648
	Internet Initiative Japan, Inc.	41,200	696,756
	Inui Global Logistics Co. Ltd.	4,700	35,348
#	IPS, Inc.	1,400	20,467
#	IR Japan Holdings Ltd.	4,788	33,404
	I'rom Group Co. Ltd.	900	16,719
	ISB Corp.	4,700	50,193
#	Ise Chemicals Corp.	900	123,422
	Iseki & Co. Ltd.	8,500	57,688
	Ishihara Chemical Co. Ltd.	7,100	118,478
	Ishihara Sangyo Kaisha Ltd.	4,100	42,290
	Ishizuka Glass Co. Ltd.	900	17,137
#*	Istyle, Inc.	38,700	114,281
	Isuzu Motors Ltd.	263,500	3,564,398
	Itfor, Inc.	15,000	149,598
	ITmedia, Inc.	6,200	77,600
	Ito En Ltd.	42,591	1,009,739
	Itochu Enex Co. Ltd.	40,000	456,597
	Itochu-Shokuhin Co. Ltd.	3,000	138,755
	Itoki Corp.	17,500	176,995
	Iwaki Co. Ltd.	4,300	87,326
	Iwatani Corp.	30,200	1,916,525
	Izumi Co. Ltd.	8,500	202,525
	J Front Retailing Co. Ltd.	62,700	759,503
	J Trust Co. Ltd.	12,800	35,149
	JAC Recruitment Co. Ltd.	42,000	202,547
	Jaccs Co. Ltd.	8,900	288,949
#*	Jade Group, Inc.	2,200	29,073
	JAFCO Group Co. Ltd.	25,800	326,564
	JANOME Corp.	3,900	18,184
	Japan Airport Terminal Co. Ltd.	16,300	595,020
	Japan Aviation Electronics Industry Ltd.	11,500	192,721
#	Japan Cash Machine Co. Ltd.	6,000	40,167
#*	Japan Communications, Inc.	51,700	64,997
	Japan Elevator Service Holdings Co. Ltd.	23,600	435,499
	Japan Foundation Engineering Co. Ltd.	7,800	30,689

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Japan Hospice Holdings, Inc.	1,300	$12,675
	Japan Investment Adviser Co. Ltd.	3,200	31,437
	Japan Lifeline Co. Ltd.	27,700	214,525
	Japan Material Co. Ltd.	20,700	274,635
	Japan Medical Dynamic Marketing, Inc.	8,100	38,056
	Japan Post Bank Co. Ltd.	161,300	1,678,515
	Japan Post Insurance Co. Ltd.	50,600	1,041,729
	Japan Property Management Center Co. Ltd.	7,800	64,208
	Japan Pulp & Paper Co. Ltd.	2,300	101,515
	Japan Pure Chemical Co. Ltd.	1,900	44,427
	Japan Securities Finance Co. Ltd.	39,200	446,704
	Japan Steel Works Ltd.	7,800	221,795
	Japan System Techniques Co. Ltd.	6,800	74,211
#	Japan Wool Textile Co. Ltd.	18,100	160,699
	JBCC Holdings, Inc.	4,600	125,857
	JCR Pharmaceuticals Co. Ltd.	16,100	62,820
	JCU Corp.	12,900	321,710
	JDC Corp.	15,700	52,119
	Jeol Ltd.	21,000	845,509
	JFE Systems, Inc.	2,800	57,263
	JGC Holdings Corp.	76,900	653,089
	Jichodo Co. Ltd.	300	20,371
	JINS Holdings, Inc.	4,600	141,201
	JINUSHI Co. Ltd.	6,000	87,916
	JK Holdings Co. Ltd.	5,600	41,234
	J-Lease Co. Ltd.	2,200	18,443
#	JM Holdings Co. Ltd.	6,100	116,728
	JMS Co. Ltd.	2,400	8,509
	J-Oil Mills, Inc.	3,600	50,217
	Joshin Denki Co. Ltd.	7,400	139,177
	Joyful Honda Co. Ltd.	9,600	139,747
	JP-Holdings, Inc.	30,400	123,572
	JSP Corp.	4,400	67,177
	JTEKT Corp.	48,000	345,033
#	Juki Corp.	10,400	34,819
	Justsystems Corp.	15,000	317,345
	JVCKenwood Corp.	83,620	512,324
	Kadokawa Corp.	20,203	373,602
	Kaga Electronics Co. Ltd.	9,400	341,046
	Kajima Corp.	80,201	1,549,775
	Kakaku.com, Inc.	54,900	767,474
	Kaken Pharmaceutical Co. Ltd.	4,700	127,916
#	Kamakura Shinsho Ltd.	6,300	18,609
	Kamigumi Co. Ltd.	29,100	663,649
	Kanaden Corp.	10,000	108,000
	Kanagawa Chuo Kotsu Co. Ltd.	600	13,720
	Kanamic Network Co. Ltd.	5,500	20,309
	Kanamoto Co. Ltd.	13,600	254,130
	Kandenko Co. Ltd.	47,700	644,249
	Kaneka Corp.	20,100	568,305
	Kaneko Seeds Co. Ltd.	1,500	14,314
	Kanematsu Corp.	41,200	697,809
	Kanemi Co. Ltd.	1,000	22,752
#	Kanro, Inc.	1,600	30,223
	Kansai Paint Co. Ltd.	43,900	720,987
	Kanto Denka Kogyo Co. Ltd.	6,690	42,754
*	Kaonavi, Inc.	1,600	17,940
	Katakura Industries Co. Ltd.	6,900	96,223
	Katitas Co. Ltd.	32,100	402,389

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Kato Sangyo Co. Ltd.	11,000	$313,182
	Kato Works Co. Ltd.	3,900	31,616
	Kawada Technologies, Inc.	4,200	75,171
	Kawai Musical Instruments Manufacturing Co. Ltd.	1,600	31,537
	Kawasaki Heavy Industries Ltd.	54,333	1,993,566
	KDDI Corp.	246,900	7,429,222
#	KeePer Technical Laboratory Co. Ltd.	8,500	205,753
	Keihan Holdings Co. Ltd.	14,700	299,644
	Keihanshin Building Co. Ltd.	9,000	98,140
#	Keikyu Corp.	48,700	385,057
	Keio Corp.	19,018	476,190
	Keisei Electric Railway Co. Ltd.	5,700	170,482
	KEIWA, Inc.	1,600	16,572
	Kenko Mayonnaise Co. Ltd.	1,700	24,373
	Kewpie Corp.	21,900	562,484
	Keyence Corp.	19,200	8,395,394
	KH Neochem Co. Ltd.	4,865	72,564
	Kibun Foods, Inc.	1,400	11,580
	Kikkoman Corp.	66,800	835,931
	Kimoto Co. Ltd.	12,900	21,813
	Kimura Chemical Plants Co. Ltd.	4,600	22,010
	Kinden Corp.	40,000	843,923
#	King Jim Co. Ltd.	4,300	25,532
	Kinki Sharyo Co. Ltd.	1,500	17,467
	Kintetsu Department Store Co. Ltd.	3,200	49,826
	Kintetsu Group Holdings Co. Ltd.	34,000	787,446
	Kirin Holdings Co. Ltd.	69,300	979,734
	Kissei Pharmaceutical Co. Ltd.	6,800	158,115
	Ki-Star Real Estate Co. Ltd.	5,500	127,127
	Kitagawa Corp.	2,700	27,810
	Kita-Nippon Bank Ltd.	1,500	28,192
	Kitano Construction Corp.	1,200	30,237
#	Kitanotatsujin Corp.	10,100	12,022
	Kitz Corp.	23,100	170,238
	Kiyo Bank Ltd.	15,000	196,193
#*	KLab, Inc.	25,300	39,203
	Koa Shoji Holdings Co. Ltd.	1,600	7,633
#	Kobayashi Pharmaceutical Co. Ltd.	14,400	579,860
	Kobe Bussan Co. Ltd.	20,901	561,168
	Kobe Electric Railway Co. Ltd.	900	16,989
#	Koei Tecmo Holdings Co. Ltd.	52,100	509,170
	Kohnan Shoji Co. Ltd.	10,700	288,520
	Kohsoku Corp.	6,000	99,882
#	Koike-ya, Inc.	600	19,670
	Koito Manufacturing Co. Ltd.	70,100	1,036,520
	Kojima Co. Ltd.	11,500	82,768
	Kokuyo Co. Ltd.	32,500	545,347
	Komatsu Ltd.	178,100	5,062,951
	Komatsu Matere Co. Ltd.	11,300	57,378
	Komatsu Wall Industry Co. Ltd.	2,600	55,124
	KOMEDA Holdings Co. Ltd.	20,300	363,930
	Komehyo Holdings Co. Ltd.	3,100	88,345
	Komeri Co. Ltd.	9,100	222,796
	Komori Corp.	21,600	175,684
	Konami Group Corp.	22,500	1,692,891
	Kondotec, Inc.	5,200	48,032
	Konica Minolta, Inc.	111,000	325,436
	Konishi Co. Ltd.	40,000	318,675
	Konoike Transport Co. Ltd.	6,500	103,977

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Konoshima Chemical Co. Ltd.	3,700	$43,920
#	Kosaido Holdings Co. Ltd.	14,000	50,285
	Kose Corp.	11,358	759,012
	Kotobuki Spirits Co. Ltd.	39,200	503,410
	Kozo Keikaku Engineering Holdings, Inc.	1,800	47,966
	KPP Group Holdings Co. Ltd.	9,600	47,648
	Krosaki Harima Corp.	8,000	140,865
	KRS Corp.	4,200	53,205
	K's Holdings Corp.	41,476	447,661
	KU Holdings Co. Ltd.	5,300	42,637
	Kubota Corp. (6326 JP)	171,700	2,468,516
	Kumagai Gumi Co. Ltd.	15,400	369,099
	Kumiai Chemical Industry Co. Ltd.	39,800	209,372
#	Kunimine Industries Co. Ltd.	3,100	22,271
	Kuraray Co. Ltd.	45,400	555,198
#	Kureha Corp.	21,300	423,089
	Kurimoto Ltd.	5,200	163,772
	Kurita Water Industries Ltd.	36,300	1,549,240
	Kuriyama Holdings Corp.	9,700	80,486
	Kusuri No. Aoki Holdings Co. Ltd.	27,100	564,588
	Kyocera Corp.	104,500	1,316,173
	Kyodo Printing Co. Ltd.	2,600	67,258
	Kyokuto Boeki Kaisha Ltd.	6,600	75,750
	Kyokuto Kaihatsu Kogyo Co. Ltd.	16,100	287,219
	Kyokuyo Co. Ltd.	5,700	153,899
	Kyorin Pharmaceutical Co. Ltd.	11,000	125,718
	Kyosan Electric Manufacturing Co. Ltd.	21,800	92,272
	Kyoto Financial Group, Inc.	43,200	806,864
	Kyowa Electronic Instruments Co. Ltd.	3,500	10,179
	Kyowa Kirin Co. Ltd.	46,036	971,019
	Kyowa Leather Cloth Co. Ltd.	5,700	29,519
	Kyudenko Corp.	16,900	778,431
	Kyushu Financial Group, Inc.	57,900	356,641
#	Kyushu Leasing Service Co. Ltd.	4,700	33,535
	Kyushu Railway Co.	26,200	699,335
	LA Holdings Co. Ltd.	1,700	48,890
	LAC Co. Ltd.	6,900	40,890
	Lacto Japan Co. Ltd.	1,500	29,859
	Lasertec Corp.	15,300	2,714,727
	Leopalace21 Corp.	105,100	386,092
	Life Corp.	9,400	228,898
	Lifedrink Co., Inc.	1,900	88,911
#*	Lifenet Insurance Co.	5,900	66,978
	LIFULL Co. Ltd.	46,600	50,321
#	LIKE, Inc.	6,900	65,934
	Link & Motivation, Inc.	13,000	42,021
	Lintec Corp.	18,100	406,961
	Lion Corp.	20,300	175,671
#	LITALICO, Inc.	1,500	12,316
	Lixil Corp.	60,800	703,831
	Loadstar Capital KK	4,300	79,805
	Look Holdings, Inc.	1,900	36,018
	LY Corp.	305,832	765,166
	M3, Inc.	141,470	1,320,942
	Mabuchi Motor Co. Ltd.	25,200	387,383
	Macnica Holdings, Inc.	27,400	1,105,811
	Macromill, Inc.	16,900	98,931
	Maeda Kosen Co. Ltd.	9,000	98,534
	Maezawa Industries, Inc.	4,100	38,845

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Maezawa Kasei Industries Co. Ltd.	4,500	$57,822
	Maezawa Kyuso Industries Co. Ltd.	7,400	72,200
	Makino Milling Machine Co. Ltd.	10,600	475,581
	Makita Corp. (6586 JP)	37,300	1,229,498
	Mammy Mart Corp.	800	32,034
	Management Solutions Co. Ltd.	4,400	39,823
	Mandom Corp.	10,500	88,975
	Mani, Inc.	20,500	288,342
	MarkLines Co. Ltd.	3,900	77,891
	Maruchiyo Yamaokaya Corp.	1,100	23,030
	Maruha Nichiro Corp.	20,800	465,135
	Maruichi Steel Tube Ltd.	12,600	307,051
	MARUKA FURUSATO Corp.	7,141	111,040
	Marusan Securities Co. Ltd.	20,200	139,635
	Maruyama Manufacturing Co., Inc.	700	11,114
	Maruzen Co. Ltd.	4,500	91,314
	Maruzen Showa Unyu Co. Ltd.	3,400	122,301
	Matching Service Japan Co. Ltd.	3,600	25,454
	Matsuda Sangyo Co. Ltd.	5,600	110,707
	Matsui Construction Co. Ltd.	10,300	58,782
	Matsui Securities Co. Ltd.	48,300	270,740
	MatsukiyoCocokara & Co.	58,360	951,729
#	Matsuya Co. Ltd.	2,400	17,201
	Max Co. Ltd.	10,000	250,197
	Maxvalu Tokai Co. Ltd.	4,000	84,555
	Mazda Motor Corp.	223,100	1,924,330
	McDonald's Holdings Co. Japan Ltd.	7,400	306,576
	MCJ Co. Ltd.	25,100	228,355
	Mebuki Financial Group, Inc.	107,800	448,712
	MEC Co. Ltd.	5,200	130,855
	Media Do Co. Ltd.	4,300	40,153
	Medical Data Vision Co. Ltd.	14,300	51,552
	Medical System Network Co. Ltd.	18,000	65,543
	Medikit Co. Ltd.	1,500	30,970
	Medipal Holdings Corp.	92,100	1,662,429
	Medius Holdings Co. Ltd.	6,200	35,807
*	Medley, Inc.	4,900	133,805
	MedPeer, Inc.	5,600	22,867
	Megachips Corp.	5,100	142,935
	Megmilk Snow Brand Co. Ltd.	12,599	239,638
	Meidensha Corp.	14,000	319,689
	Meiji Electric Industries Co. Ltd.	3,900	41,725
	MEIJI Holdings Co. Ltd.	28,000	707,122
	Meisei Industrial Co. Ltd.	16,000	146,740
	MEITEC Group Holdings, Inc.	36,300	819,657
#	Meiwa Corp.	9,600	44,991
	Meiwa Estate Co. Ltd.	4,200	27,040
	Melco Holdings, Inc.	1,700	37,277
	Menicon Co. Ltd.	16,800	157,112
*	Mercari, Inc.	68,200	1,022,467
	Mercuria Holdings Co. Ltd.	3,100	18,298
	METAWATER Co. Ltd.	5,400	67,062
	Micronics Japan Co. Ltd.	13,800	548,359
	Mie Kotsu Group Holdings, Inc.	2,600	9,568
	Milbon Co. Ltd.	9,600	213,521
	MIMAKI ENGINEERING Co. Ltd.	4,800	53,817
#	Minebea Mitsumi, Inc.	60,300	1,450,475
	Mirai Industry Co. Ltd.	2,400	57,828
	Mirait One Corp.	40,000	568,458

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Mirarth Holdings, Inc.	49,500	$177,726
	Miroku Jyoho Service Co. Ltd.	7,297	94,270
	MISUMI Group, Inc.	65,100	1,198,011
	Mitani Corp.	11,200	123,748
	Mitani Sangyo Co. Ltd.	12,600	30,236
	Mitani Sekisan Co. Ltd.	700	26,214
	Mitsuba Corp.	8,400	57,540
	Mitsubishi Chemical Group Corp.	226,200	1,335,993
	Mitsubishi Electric Corp.	190,600	3,175,733
	Mitsubishi Estate Co. Ltd.	103,100	1,757,229
	Mitsubishi Gas Chemical Co., Inc.	60,000	1,134,301
	Mitsubishi HC Capital, Inc.	446,400	3,211,588
	Mitsubishi Heavy Industries Ltd.	406,600	4,873,538
	Mitsubishi Kakoki Kaisha Ltd.	1,500	39,046
	Mitsubishi Logisnext Co. Ltd.	22,300	195,813
	Mitsubishi Logistics Corp.	19,999	699,541
#	Mitsubishi Motors Corp.	335,200	955,550
	Mitsubishi Pencil Co. Ltd.	13,300	206,373
	Mitsubishi Research Institute, Inc.	3,200	100,886
	Mitsubishi Shokuhin Co. Ltd.	9,300	328,152
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	903,300	10,433,432
	Mitsuboshi Belting Ltd.	5,600	164,282
	Mitsui Chemicals, Inc.	32,500	939,640
	Mitsui DM Sugar Holdings Co. Ltd.	2,600	57,128
	Mitsui E&S Co. Ltd.	47,200	410,912
	Mitsui Fudosan Co. Ltd.	247,500	2,564,065
#	Mitsui High-Tec, Inc.	19,000	148,218
	Mitsui Mining & Smelting Co. Ltd.	14,000	466,739
	Mitsui-Soko Holdings Co. Ltd.	8,200	261,374
	Mitsuuroko Group Holdings Co. Ltd.	21,100	236,777
	Miura Co. Ltd.	12,200	283,365
	MIXI, Inc.	16,400	325,485
	Miyaji Engineering Group, Inc.	3,600	115,240
	Miyazaki Bank Ltd.	2,400	54,167
	Mizuho Financial Group, Inc. (8411 JP)	154,371	3,528,955
	Mizuho Financial Group, Inc. (MFG US), ADR	8,184	37,810
	Mizuho Leasing Co. Ltd.	71,800	541,789
	Mizuho Medy Co. Ltd.	1,400	16,078
	Mizuno Corp.	8,900	449,654
	Mochida Pharmaceutical Co. Ltd.	6,298	147,929
	Modec, Inc.	10,200	190,271
	Monex Group, Inc.	60,700	295,094
	MonotaRO Co. Ltd.	88,500	1,251,062
#	MORESCO Corp.	2,300	20,561
	Morinaga & Co. Ltd.	22,000	422,227
	Morinaga Milk Industry Co. Ltd.	20,600	494,366
	Moriroku Holdings Co. Ltd.	4,200	76,085
	Morita Holdings Corp.	13,200	170,103
	Morito Co. Ltd.	7,100	68,398
#	Morozoff Ltd.	600	17,877
	MrMax Holdings Ltd.	11,600	55,376
	MS&AD Insurance Group Holdings, Inc.	148,656	3,504,496
	Mugen Estate Co. Ltd.	8,500	74,739
	m-up Holdings, Inc.	13,200	117,012
	Murakami Corp.	2,000	63,572
	Muto Seiko Co.	800	9,213
	Nabtesco Corp.	15,100	298,933
	NAC Co. Ltd.	7,200	28,135
	Nachi-Fujikoshi Corp.	4,100	90,603

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nafco Co. Ltd.	6,100	$121,808
#	Nagano Keiki Co. Ltd.	4,800	90,318
	Nagase & Co. Ltd.	53,900	1,184,119
	Nagase Brothers, Inc.	3,400	42,089
#	Nagawa Co. Ltd.	600	30,724
	Nagoya Railroad Co. Ltd.	56,400	686,381
	Naigai Trans Line Ltd.	700	13,297
	Nakabayashi Co. Ltd.	10,000	38,470
	Nakakita Seisakusho Co. Ltd.	500	11,859
#	Nakamoto Packs Co. Ltd.	1,600	17,737
	Nakanishi, Inc.	15,900	274,669
	Nakano Corp.	6,500	21,732
	Nakano Refrigerators Co. Ltd.	400	15,840
#	Namura Shipbuilding Co. Ltd.	20,000	259,373
	Nankai Electric Railway Co. Ltd.	19,800	350,413
#	Nanyo Corp.	2,400	17,447
	Nasu Denki Tekko Co. Ltd.	500	36,536
	Natori Co. Ltd.	3,300	48,370
	NCD Co. Ltd./Shinagawa	2,000	23,344
	NEC Capital Solutions Ltd.	6,000	170,680
	NEC Corp.	26,300	2,276,387
	NEC Networks & System Integration Corp.	37,500	690,657
	Needs Well, Inc.	4,600	11,542
	NET One Systems Co. Ltd.	41,100	830,740
*	Net Protections Holdings, Inc.	9,300	12,977
#	New Art Holdings Co. Ltd.	2,600	29,927
#	New Cosmos Electric Co. Ltd.	200	3,258
	Nexon Co. Ltd.	47,600	1,025,242
#	Nextage Co. Ltd.	25,500	347,181
	NHK Spring Co. Ltd.	83,400	917,206
	Nicca Chemical Co. Ltd.	3,100	20,508
	Nice Corp.	3,400	45,444
	Nichias Corp.	15,000	467,233
	Nichiden Corp.	6,300	145,322
	Nichimo Co. Ltd.	800	11,584
	Nichireki Co. Ltd.	3,200	52,238
	Nichirin Co. Ltd.	3,430	86,870
	NIDEC Corp. (6594 JP)	25,589	1,125,677
	NIDEC Corp. (NJDCY US), Sponsored ADR	1,451	15,961
	Nifco, Inc.	48,700	1,234,797
	Nihon Chouzai Co. Ltd.	6,400	67,196
	Nihon Dengi Co. Ltd.	2,200	85,887
	Nihon Denkei Co. Ltd.	1,100	14,665
	Nihon Flush Co. Ltd.	8,200	50,748
	Nihon House Holdings Co. Ltd.	14,000	33,281
	Nihon Kagaku Sangyo Co. Ltd.	8,000	76,483
	Nihon Kohden Corp.	44,200	681,096
	Nihon M&A Center Holdings, Inc.	161,800	763,645
	Nihon Parkerizing Co. Ltd.	43,700	360,832
	Nihon Tokushu Toryo Co. Ltd.	5,600	46,442
	Nihon Trim Co. Ltd.	1,200	27,504
#	Nihon Yamamura Glass Co. Ltd.	2,300	22,606
	Nikkiso Co. Ltd.	21,800	172,462
	Nikko Co. Ltd.	13,500	70,427
	Nikkon Holdings Co. Ltd.	14,600	368,241
	Nikon Corp.	51,900	596,105
	Nintendo Co. Ltd.	280,000	15,472,349
	Nippi, Inc.	600	25,731
	Nippn Corp.	8,200	128,902

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Air Conditioning Services Co. Ltd.	4,500	$30,639
	Nippon Aqua Co. Ltd.	4,300	25,613
#	Nippon Avionics Co. Ltd.	600	49,076
	Nippon Carbide Industries Co., Inc.	2,900	35,819
	Nippon Care Supply Co. Ltd.	1,200	16,006
	Nippon Chemical Industrial Co. Ltd.	2,000	33,091
	Nippon Densetsu Kogyo Co. Ltd.	14,900	200,410
	Nippon Dry-Chemical Co. Ltd.	2,100	40,212
	Nippon Express Holdings, Inc.	27,800	1,375,568
	Nippon Filcon Co. Ltd.	3,100	10,806
#	Nippon Fine Chemical Co. Ltd.	5,100	88,487
	Nippon Gas Co. Ltd.	66,500	1,036,598
	Nippon Kayaku Co. Ltd.	68,600	573,675
	Nippon Light Metal Holdings Co. Ltd.	34,560	406,185
	Nippon Paint Holdings Co. Ltd.	170,600	1,089,020
#	Nippon Parking Development Co. Ltd.	78,100	107,404
	Nippon Rietec Co. Ltd.	7,800	65,088
	Nippon Road Co. Ltd.	2,400	26,889
	Nippon Seiki Co. Ltd.	12,700	116,018
	Nippon Seisen Co. Ltd.	5,000	39,784
	Nippon Sharyo Ltd.	3,700	56,428
	Nippon Shinyaku Co. Ltd.	24,300	555,632
	Nippon Shokubai Co. Ltd.	26,300	285,175
	Nippon Signal Co. Ltd.	14,800	102,953
	Nippon Soda Co. Ltd.	11,100	399,103
	Nippon Telegraph & Telephone Corp.	3,088,000	3,290,922
	Nippon Thompson Co. Ltd.	14,500	58,326
	Nireco Corp.	1,000	9,313
	Nishimatsu Construction Co. Ltd.	13,100	426,974
#	Nishimatsuya Chain Co. Ltd.	15,500	236,093
	Nishimoto Co. Ltd.	3,900	36,373
	Nishi-Nippon Railroad Co. Ltd.	11,400	189,292
	Nishio Holdings Co. Ltd.	8,200	222,792
	Nissan Chemical Corp.	57,404	1,852,194
	Nissan Motor Co. Ltd.	400,500	1,271,237
	Nissan Shatai Co. Ltd.	26,700	166,654
	Nissan Tokyo Sales Holdings Co. Ltd.	5,300	17,990
	Nissei ASB Machine Co. Ltd.	2,700	100,073
	Nissei Plastic Industrial Co. Ltd.	5,900	41,086
	Nissha Co. Ltd.	7,999	97,600
	Nisshin Group Holdings Co. Ltd.	19,600	71,726
	Nisshin Oillio Group Ltd.	8,800	303,676
	Nisshin Seifun Group, Inc.	28,080	347,474
	Nisshinbo Holdings, Inc.	34,604	253,576
	Nissin Corp.	7,900	235,341
	Nisso Holdings Co. Ltd.	11,600	63,789
	Nissui Corp.	98,700	592,438
	Nitori Holdings Co. Ltd.	9,700	1,186,266
	Nitta Corp.	5,100	138,646
#	Nitta Gelatin, Inc.	7,100	35,988
	Nitto Denko Corp.	45,000	3,907,506
	Nitto Fuji Flour Milling Co. Ltd.	400	18,636
	Nitto Kogyo Corp.	10,900	247,826
	Nitto Kohki Co. Ltd.	4,900	75,208
	Nitto Seiko Co. Ltd.	10,500	42,075
	Nittoc Construction Co. Ltd.	6,500	49,626
	Nittoku Co. Ltd.	2,100	25,830
	NJS Co. Ltd.	3,300	86,412
	Noevir Holdings Co. Ltd.	6,300	243,585

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nohmi Bosai Ltd.	3,000	$49,552
	Nojima Corp.	30,800	338,701
	Nomura Holdings, Inc. (8604 JP)	356,900	2,200,505
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	30,971	191,710
#	Nomura Micro Science Co. Ltd.	14,800	352,413
	Nomura Real Estate Holdings, Inc.	33,300	930,892
	Nomura Research Institute Ltd.	52,866	1,632,063
	Noritake Co. Ltd.	4,400	116,848
	Noritsu Koki Co. Ltd.	8,500	229,870
	Noritz Corp.	11,900	148,971
	NPR-RIKEN Corp.	3,900	71,032
	NS Solutions Corp.	25,400	582,487
	NS Tool Co. Ltd.	3,800	23,451
	NSD Co. Ltd.	33,500	689,614
	NSK Ltd.	72,200	378,538
	NSW, Inc.	3,100	67,155
	NTN Corp.	112,600	227,783
	NTT Data Group Corp.	102,500	1,596,378
	Oat Agrio Co. Ltd.	5,000	61,026
	Obara Group, Inc.	2,500	66,514
	Obayashi Corp.	149,500	1,962,834
	OBIC Business Consultants Co. Ltd.	6,300	266,634
	Obic Co. Ltd.	13,700	2,089,018
	Ochi Holdings Co. Ltd.	1,800	17,559
#	Odakyu Electric Railway Co. Ltd.	58,800	594,890
	Oenon Holdings, Inc.	11,900	33,942
	Ohashi Technica, Inc.	2,500	32,199
	Ohba Co. Ltd.	4,500	32,736
	Ohmoto Gumi Co. Ltd.	1,500	22,175
#	OIE Sangyo Co. Ltd.	2,000	27,129
	Oiles Corp.	5,300	82,976
#*	Oisix ra daichi, Inc.	11,300	103,580
	Okabe Co. Ltd.	17,400	91,622
	Okada Aiyon Corp.	2,000	31,894
	Okamoto Industries, Inc.	3,700	127,076
	Okamoto Machine Tool Works Ltd.	1,100	31,000
	Okamura Corp.	24,100	354,567
	Oki Electric Industry Co. Ltd.	22,800	154,731
	OKUMA Corp.	10,600	529,469
	Okumura Corp.	14,600	498,509
	Okura Industrial Co. Ltd.	4,000	76,930
	Olba Healthcare Holdings, Inc.	800	10,971
	Olympus Corp.	140,000	2,416,972
	Omron Corp.	14,040	520,798
	Ono Pharmaceutical Co. Ltd.	133,100	1,963,534
	Onoken Co. Ltd.	10,300	111,745
	Onward Holdings Co. Ltd.	40,800	151,446
	Ootoya Holdings Co. Ltd.	800	27,907
	Open House Group Co. Ltd.	59,600	2,110,960
	Open Up Group, Inc.	33,800	488,851
	Optex Group Co. Ltd.	9,900	112,866
*	Optim Corp.	7,000	31,427
	Optorun Co. Ltd.	8,300	108,395
	Oracle Corp.	8,700	710,174
	Organo Corp.	9,600	435,409
	Oricon, Inc.	4,000	22,658
	Oriental Consultants Holdings Co. Ltd.	2,100	45,840
	Oriental Land Co. Ltd.	86,100	2,465,000
	Oriental Shiraishi Corp.	40,000	92,710

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Oro Co. Ltd.	2,200	$37,356
	Osaka Gas Co. Ltd.	48,100	1,088,702
#	Osaka Organic Chemical Industry Ltd.	3,293	76,202
	Osaki Electric Co. Ltd.	9,400	42,631
	OSG Corp.	23,900	329,736
	Otsuka Corp.	62,900	1,394,353
	Otsuka Holdings Co. Ltd.	21,600	1,100,915
	OUG Holdings, Inc.	1,000	17,780
	Oyo Corp.	9,900	164,445
#	Ozu Corp.	1,500	16,158
	Pacific Industrial Co. Ltd.	10,500	109,084
	Pack Corp.	8,900	233,072
	PAL GROUP Holdings Co. Ltd.	19,400	266,261
	PALTAC Corp.	17,400	533,769
	Pan Pacific International Holdings Corp.	50,000	1,304,460
	Panasonic Holdings Corp.	189,900	1,555,505
	Paraca, Inc.	2,000	27,797
	Paramount Bed Holdings Co. Ltd.	9,600	161,644
*	Park24 Co. Ltd.	31,326	335,144
	Parker Corp.	7,900	45,179
	Pasco Corp.	2,100	26,247
#	Pasona Group, Inc.	17,600	277,244
	Pegasus Co. Ltd.	7,900	30,901
	Penta-Ocean Construction Co. Ltd.	73,200	324,968
	People Dreams & Technologies Group Co. Ltd.	3,600	45,503
*	PeptiDream, Inc.	19,000	350,130
	Persol Holdings Co. Ltd.	1,502,100	2,576,258
#	Pharma Foods International Co. Ltd.	4,900	35,825
#	PHC Holdings Corp.	6,700	50,264
#*	PIA Corp.	2,100	44,080
	Pigeon Corp.	42,200	429,384
	PILLAR Corp.	13,400	454,366
	Pilot Corp.	11,101	333,450
	Plus Alpha Consulting Co. Ltd.	8,700	111,499
#	Pola Orbis Holdings, Inc.	7,800	73,561
#	Port, Inc.	3,500	46,986
*	PR Times Corp.	1,800	21,544
	Premium Group Co. Ltd.	13,500	180,155
	Premium Water Holdings, Inc.	600	11,769
	Press Kogyo Co. Ltd.	3,500	14,601
	Pressance Corp.	9,400	127,097
	Prestige International, Inc.	47,200	224,090
	Procrea Holdings, Inc.	8,725	110,941
	Pronexus, Inc.	4,500	38,747
	Pro-Ship, Inc.	5,300	52,321
	Proto Corp.	10,400	102,120
	PS Construction Co. Ltd.	4,640	31,757
	Punch Industry Co. Ltd.	8,400	25,789
	QB Net Holdings Co. Ltd.	3,500	34,128
	Qol Holdings Co. Ltd.	15,100	153,299
	Quick Co. Ltd.	9,900	142,776
	Raccoon Holdings, Inc.	7,100	28,489
	Raito Kogyo Co. Ltd.	15,900	230,692
	Raiznext Corp.	5,500	67,579
#	Raksul, Inc.	22,100	167,825
	Rakus Co. Ltd.	32,400	453,938
*	Rakuten Bank Ltd.	38,300	853,508
*	Rakuten Group, Inc.	118,100	692,854
	Rasa Corp.	2,500	28,578

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Rasa Industries Ltd.	4,800	$91,222
	Raysum Co. Ltd.	3,044	68,733
	Recruit Holdings Co. Ltd.	375,900	21,555,343
	Relo Group, Inc.	53,444	638,687
#*	Remixpoint, Inc.	17,300	20,183
	Renaissance, Inc.	1,500	10,481
	Rengo Co. Ltd.	95,500	666,072
#*	RENOVA, Inc.	23,200	142,204
	Resonac Holdings Corp.	43,000	1,067,505
	Restar Corp.	1,400	27,602
	Retail Partners Co. Ltd.	6,900	77,366
	Rheon Automatic Machinery Co. Ltd.	3,700	38,020
	Ricoh Co. Ltd.	71,700	667,477
	Ricoh Leasing Co. Ltd.	9,700	353,108
	Ride On Express Holdings Co. Ltd.	2,400	16,541
	Riken Keiki Co. Ltd.	10,800	317,082
	Riken Technos Corp.	21,600	142,326
	Riken Vitamin Co. Ltd.	6,200	116,854
	Rinnai Corp.	17,500	430,291
	Rion Co. Ltd.	3,400	54,472
	Riso Kagaku Corp.	900	20,215
	Rix Corp.	900	18,313
	Rohto Pharmaceutical Co. Ltd.	98,000	2,301,914
	Rokko Butter Co. Ltd.	1,200	12,184
	Roland Corp.	2,900	75,161
	Rorze Corp.	3,300	536,701
	RYODEN Corp.	8,900	169,054
	Ryohin Keikaku Co. Ltd.	110,000	2,074,355
	Ryoyo Ryosan Holdings, Inc.	8,511	163,100
	S&B Foods, Inc.	2,900	89,862
	Sac's Bar Holdings, Inc.	7,300	38,615
	Saibu Gas Holdings Co. Ltd.	11,800	151,099
	Saison Technology Co. Ltd.	400	5,246
	Saizeriya Co. Ltd.	6,000	231,200
	Sakai Chemical Industry Co. Ltd.	3,600	68,274
	Sakai Heavy Industries Ltd.	1,900	74,485
	Sakai Moving Service Co. Ltd.	4,800	85,080
	Sakata INX Corp.	28,900	339,580
#	Sakura Internet, Inc.	8,400	170,401
	Sala Corp.	23,600	130,779
	SAMTY HOLDINGS Co. Ltd.	15,800	288,723
	San Holdings, Inc.	1,500	13,068
	San ju San Financial Group, Inc.	2,900	39,735
	San-A Co. Ltd.	7,300	249,100
	San-Ai Obbli Co. Ltd.	42,000	575,754
	Sangetsu Corp.	26,100	519,274
*	Sanix, Inc.	12,100	25,320
	Sanken Electric Co. Ltd.	6,599	322,024
	Sanki Engineering Co. Ltd.	28,500	445,608
	Sanko Gosei Ltd.	5,600	26,052
	Sanko Metal Industrial Co. Ltd.	1,300	38,265
	Sankyo Co. Ltd.	99,500	1,104,845
	Sankyo Frontier Co. Ltd.	1,400	39,198
	Sankyo Seiko Co. Ltd.	20,200	92,858
	Sankyu, Inc.	16,700	570,436
	Sanoh Industrial Co. Ltd.	1,700	11,287
	Sanrio Co. Ltd.	53,400	1,133,752
	Sansei Technologies, Inc.	4,600	50,189
#	Sansha Electric Manufacturing Co. Ltd.	4,600	32,784

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Sanshin Electronics Co. Ltd.	5,000	$72,113
	Santec Holdings Corp.	1,800	97,641
	Santen Pharmaceutical Co. Ltd.	134,400	1,612,959
	Sanwa Holdings Corp.	100,200	2,146,308
	Sanyo Chemical Industries Ltd.	6,100	167,197
	Sanyo Denki Co. Ltd.	3,800	184,096
	Sanyo Shokai Ltd.	4,300	72,558
	Sanyo Trading Co. Ltd.	10,700	107,593
	Sapporo Holdings Ltd.	12,900	554,249
	Sata Construction Co. Ltd.	7,700	45,420
	Sato Holdings Corp.	10,500	151,303
	Sato Shoji Corp.	6,100	68,347
	Sawai Group Holdings Co. Ltd.	8,700	381,926
	SAXA, Inc.	1,300	22,288
*	SBI ARUHI Corp.	7,300	45,835
	SBI Global Asset Management Co. Ltd.	4,600	20,316
	SBI Holdings, Inc.	37,200	966,963
	SBI Insurance Group Co. Ltd.	1,900	13,211
	SBI Sumishin Net Bank Ltd.	14,000	267,534
	SBS Holdings, Inc.	9,500	174,637
	SCREEN Holdings Co. Ltd.	14,800	1,254,148
	Scroll Corp.	10,400	71,191
	SCSK Corp.	29,029	571,520
	SEC Carbon Ltd.	1,000	15,823
	Secom Co. Ltd.	21,000	1,340,908
	Sega Sammy Holdings, Inc.	63,700	1,031,550
	Segue Group Co. Ltd.	2,500	10,304
	Seibu Holdings, Inc.	39,200	735,858
	Seika Corp.	4,900	135,947
	Seikitokyu Kogyo Co. Ltd.	5,800	66,764
	Seiko Epson Corp.	46,100	798,010
	Seiko Group Corp.	7,500	224,170
	Seino Holdings Co. Ltd.	31,800	497,695
#	Sekisui House Ltd.	115,000	2,881,477
	Sekisui Jushi Corp.	6,200	104,462
	Sekisui Kasei Co. Ltd.	12,400	37,145
#	SEMITEC Corp.	2,000	27,573
	Senko Group Holdings Co. Ltd.	43,020	328,760
	Senshu Electric Co. Ltd.	7,000	236,953
#*	Senshukai Co. Ltd.	11,400	22,838
	Septeni Holdings Co. Ltd.	12,300	31,152
	Seria Co. Ltd.	16,700	390,566
	Seven & i Holdings Co. Ltd.	431,900	5,171,896
	Seven Bank Ltd.	332,200	623,222
	SG Holdings Co. Ltd.	114,100	1,160,243
	Shibaura Electronics Co. Ltd.	3,200	63,929
	Shibaura Machine Co. Ltd.	9,000	221,188
	Shibaura Mechatronics Corp.	5,100	268,715
	Shibuya Corp.	5,000	121,798
*	SHIFT, Inc.	6,500	499,311
	Shiga Bank Ltd.	9,700	260,518
	Shikoku Bank Ltd.	5,400	42,554
	Shikoku Kasei Holdings Corp.	16,000	244,600
	Shima Seiki Manufacturing Ltd.	9,700	109,657
	Shimadzu Corp.	56,100	1,654,629
	Shimamura Co. Ltd.	16,800	823,384
	Shimano, Inc.	8,700	1,543,415
	Shimizu Bank Ltd.	1,700	18,282
	Shimizu Corp.	110,800	696,372

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Shimojima Co. Ltd.	4,600	$40,397
	Shin Nippon Air Technologies Co. Ltd.	4,300	128,519
	Shinagawa Refractories Co. Ltd.	14,000	171,255
	Shin-Etsu Chemical Co. Ltd.	256,900	11,414,240
	Shin-Etsu Polymer Co. Ltd.	22,000	236,147
#	Shinko Shoji Co. Ltd.	16,100	95,429
	Shinmaywa Industries Ltd.	23,100	227,236
	Shinnihon Corp.	9,900	110,259
	Shinnihonseiyaku Co. Ltd.	7,300	85,918
	Shinsho Corp.	2,000	116,775
	Shinwa Co. Ltd. (3447 JP)	2,600	13,121
	Shinwa Co. Ltd. (7607 JP)	3,900	69,362
	Shionogi & Co. Ltd.	26,300	1,156,913
	Ship Healthcare Holdings, Inc.	39,100	596,846
	Shiseido Co. Ltd.	71,800	2,243,853
	Shizuoka Financial Group, Inc.	67,900	678,205
	Shizuoka Gas Co. Ltd.	23,500	149,399
	SHO-BOND Holdings Co. Ltd.	13,200	508,366
	Shoei Co. Ltd.	12,000	159,042
	Shoei Foods Corp.	2,700	91,483
	Shofu, Inc.	900	28,305
	Sigma Koki Co. Ltd.	700	7,031
	SIGMAXYZ Holdings, Inc.	11,800	116,610
	Siix Corp.	6,300	52,494
*	Simplex Holdings, Inc.	10,700	154,264
	Sinanen Holdings Co. Ltd.	3,300	117,424
	Sinfonia Technology Co. Ltd.	8,600	182,829
	Sinko Industries Ltd.	7,600	205,347
	Sintokogio Ltd.	8,900	66,072
	SK Kaken Co. Ltd.	3,200	205,467
	SK-Electronics Co. Ltd.	3,800	78,629
	SKY Perfect JSAT Holdings, Inc.	58,500	344,194
	SMC Corp.	4,500	2,189,543
	SMK Corp.	800	13,416
	SMS Co. Ltd.	29,800	434,356
	Socionext, Inc.	48,400	977,372
	Soda Nikka Co. Ltd.	6,600	51,997
	Sodick Co. Ltd.	23,800	119,878
	SoftBank Corp.	453,800	5,919,708
	SoftBank Group Corp.	91,768	5,608,189
	Softcreate Holdings Corp.	11,100	132,498
	Software Service, Inc.	1,300	121,462
	Sohgo Security Services Co. Ltd.	140,700	899,961
	Soken Chemical & Engineering Co. Ltd.	5,100	89,395
	Solasto Corp.	16,500	55,948
	Soliton Systems KK	5,500	44,238
	Sompo Holdings, Inc.	78,600	1,792,231
	Sony Group Corp. (6758 JP)	204,300	18,145,639
	Sotetsu Holdings, Inc.	15,500	254,236
#	Space Co. Ltd.	6,900	53,253
	Sparx Group Co. Ltd.	10,360	113,358
	SPK Corp.	3,600	55,016
	S-Pool, Inc.	28,900	61,385
	Square Enix Holdings Co. Ltd.	18,400	621,403
	SRA Holdings	7,000	203,039
*	SRE Holdings Corp.	4,000	128,873
	SRS Holdings Co. Ltd.	5,300	45,237
	ST Corp.	4,400	46,687
	Star Mica Holdings Co. Ltd.	15,200	68,986

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Star Micronics Co. Ltd.	9,000	$126,301
	Startia Holdings, Inc.	2,300	32,889
	Starts Corp., Inc.	16,500	380,598
	Stella Chemifa Corp.	5,100	140,532
	STI Foods Holdings, Inc.	800	26,543
	Strike Co. Ltd.	3,406	91,991
#	Studio Alice Co. Ltd.	3,900	55,669
	Subaru Corp.	271,500	5,219,994
	Subaru Enterprise Co. Ltd.	2,500	49,150
	Sugi Holdings Co. Ltd.	48,900	844,942
	Sugimoto & Co. Ltd.	4,900	95,737
	Sumitomo Bakelite Co. Ltd.	36,600	1,030,360
#	Sumitomo Chemical Co. Ltd.	442,431	1,134,151
	Sumitomo Densetsu Co. Ltd.	8,800	241,831
	Sumitomo Electric Industries Ltd.	92,700	1,402,279
	Sumitomo Forestry Co. Ltd.	38,900	1,658,811
	Sumitomo Heavy Industries Ltd.	48,700	1,307,853
	Sumitomo Metal Mining Co. Ltd.	56,900	1,735,113
	Sumitomo Mitsui Construction Co. Ltd.	66,200	175,183
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	105,104	7,589,867
	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	2,798	40,515
	Sumitomo Mitsui Trust Holdings, Inc.	96,100	2,429,104
*	Sumitomo Pharma Co. Ltd.	73,000	202,384
	Sumitomo Realty & Development Co. Ltd.	49,100	1,622,889
	Sumitomo Seika Chemicals Co. Ltd.	4,100	145,283
	Sun Frontier Fudousan Co. Ltd.	15,400	209,535
*	Sun*, Inc. (4053 JP)	3,200	19,585
	Sundrug Co. Ltd.	33,400	927,530
	Suntory Beverage & Food Ltd.	20,600	739,873
	Sun-Wa Technos Corp.	2,100	30,344
	SUNWELS Co. Ltd.	1,700	28,831
	Suzuden Corp.	3,700	46,665
	Suzuken Co. Ltd.	34,190	1,246,014
	Suzuki Motor Corp.	138,700	1,593,966
	SWCC Corp.	11,500	341,259
	Sysmex Corp.	130,200	2,131,539
	System Research Co. Ltd.	5,700	58,259
	System Support, Inc.	2,500	32,906
	Systems Engineering Consultants Co. Ltd.	1,000	28,281
	Systena Corp.	107,700	242,410
	Syuppin Co. Ltd.	13,500	130,654
	T Hasegawa Co. Ltd.	11,600	249,069
	T&D Holdings, Inc.	82,900	1,554,022
	Tachikawa Corp.	2,200	20,435
	Tachi-S Co. Ltd.	10,700	141,798
	Tadano Ltd.	44,900	333,859
	Taihei Dengyo Kaisha Ltd.	5,000	176,451
	Taiho Kogyo Co. Ltd.	4,100	20,217
	Taikisha Ltd.	15,400	530,857
	Taiko Bank Ltd.	1,100	11,989
	Taisei Corp.	26,700	1,133,985
	Taisei Lamick Co. Ltd.	2,800	52,522
#	Taisei Oncho Co. Ltd.	1,900	56,067
	Taiyo Holdings Co. Ltd.	29,996	716,873
	Takamatsu Construction Group Co. Ltd.	7,500	156,585
	Takamiya Co. Ltd.	13,900	44,128
	Takano Co. Ltd.	1,800	11,121
	Takaoka Toko Co. Ltd.	4,100	54,993
	Takara & Co. Ltd.	5,100	102,702

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Takara Bio, Inc.	14,500	$111,297
	Takara Holdings, Inc.	54,423	412,899
	Takara Standard Co. Ltd.	8,400	96,929
	Takasago International Corp.	8,000	207,065
	Takasago Thermal Engineering Co. Ltd.	21,500	846,732
	Takashima & Co. Ltd.	5,200	34,377
	Takashimaya Co. Ltd.	33,800	625,909
	Take & Give Needs Co. Ltd.	2,500	16,823
	Takeda Pharmaceutical Co. Ltd. (4502 JP)	223,330	6,269,826
	Takeuchi Manufacturing Co. Ltd.	20,600	658,941
	Takuma Co. Ltd.	15,100	175,311
#	Tama Home Co. Ltd.	8,100	242,315
	Tanseisha Co. Ltd.	2,000	12,330
#	TASUKI Holdings, Inc.	4,300	19,689
*	Tatsuta Electric Wire & Cable Co. Ltd.	16,100	83,662
	Tayca Corp.	3,500	39,563
#	Tazmo Co. Ltd.	2,000	41,143
	TBS Holdings, Inc.	10,500	296,543
	TDC Soft, Inc.	13,000	111,279
	TechMatrix Corp.	20,400	285,162
	Techno Medica Co. Ltd.	2,500	29,844
	Techno Quartz, Inc.	300	11,616
	Techno Ryowa Ltd.	4,800	53,224
	Techno Smart Corp.	1,700	20,963
	Technoflex Corp.	1,200	9,080
	TechnoPro Holdings, Inc.	68,100	1,309,494
	Tecnos Japan, Inc.	6,800	37,850
	Teijin Ltd.	42,642	410,345
	Teikoku Electric Manufacturing Co. Ltd.	4,000	71,864
	Teikoku Sen-I Co. Ltd.	5,800	96,293
	Teikoku Tsushin Kogyo Co. Ltd.	900	13,113
	Tekken Corp.	3,800	65,681
	Temairazu, Inc.	1,300	30,575
	Tenma Corp.	2,100	39,038
#	Tera Probe, Inc.	700	19,402
	Terumo Corp.	55,100	987,852
	TESEC Corp.	800	9,252
	Tess Holdings Co. Ltd.	23,700	64,277
	T-Gaia Corp.	5,200	134,672
	THK Co. Ltd.	23,300	439,903
	Tigers Polymer Corp.	2,500	13,760
	TIS, Inc.	59,300	1,270,291
	TKC Corp.	11,699	277,087
#*	TKP Corp.	3,700	44,545
	Toa Corp. (1885 JP)	18,000	121,352
	Toa Corp. (6809 JP)	9,200	66,912
	TOA ROAD Corp.	12,500	103,806
	Toagosei Co. Ltd.	66,800	715,619
	Tobishima Corp.	10,030	102,333
	Tobu Railway Co. Ltd.	35,400	621,835
	Tocalo Co. Ltd.	14,500	189,487
	Tochigi Bank Ltd.	33,300	79,241
	Toda Corp.	96,300	695,983
#*	Toda Kogyo Corp.	2,500	34,227
	Toei Animation Co. Ltd.	18,200	282,250
	Toei Co. Ltd.	11,200	288,551
#	Toell Co. Ltd.	3,900	20,802
	Toenec Corp.	4,700	156,185
	Togami Electric Manufacturing Co. Ltd.	800	15,250

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toho Co. Ltd. (8142 JP)	3,300	$70,056
	Toho Co. Ltd. (9602 JP)	13,300	477,633
	Toho Gas Co. Ltd.	40,600	1,253,984
#	Toho Holdings Co. Ltd.	34,300	997,391
#	Toho Titanium Co. Ltd.	6,300	57,603
#*	Toho Zinc Co. Ltd.	3,700	19,351
	Tokai Corp.	6,000	89,540
	TOKAI Holdings Corp.	29,800	200,200
	Tokai Rika Co. Ltd.	13,500	183,201
	Tokai Tokyo Financial Holdings, Inc.	49,700	194,231
	Token Corp.	1,520	120,095
	Tokio Marine Holdings, Inc. (8766 JP)	283,200	11,110,816
	Tokushu Tokai Paper Co. Ltd.	2,800	72,289
	Tokyo Century Corp.	77,100	821,283
	Tokyo Electron Device Ltd.	12,000	311,866
	Tokyo Electron Ltd.	73,500	15,379,680
	Tokyo Energy & Systems, Inc.	12,500	108,708
	Tokyo Gas Co. Ltd.	70,900	1,553,392
	Tokyo Individualized Educational Institute, Inc.	11,500	31,688
	Tokyo Keiki, Inc.	4,000	89,808
	Tokyo Ohka Kogyo Co. Ltd.	34,400	885,450
	Tokyo Sangyo Co. Ltd.	11,000	53,917
	Tokyo Seimitsu Co. Ltd.	19,900	1,371,735
	Tokyo Steel Manufacturing Co. Ltd.	2,900	36,894
	Tokyo Tatemono Co. Ltd.	95,800	1,671,193
	Tokyu Construction Co. Ltd.	35,700	187,723
#	Tokyu Corp.	47,783	578,903
	Tokyu Fudosan Holdings Corp.	307,000	2,216,627
	Toli Corp.	19,900	56,502
	Tomato Bank Ltd.	1,200	10,479
	Tomen Devices Corp.	500	23,622
	Tomoe Corp.	6,300	36,818
	Tomoe Engineering Co. Ltd.	3,700	106,808
	Tomoku Co. Ltd.	4,400	77,899
	Tomy Co. Ltd.	58,500	1,327,391
	Tonami Holdings Co. Ltd.	2,100	88,601
	Topcon Corp.	55,200	570,938
	TOPPAN Holdings, Inc.	24,740	699,799
	Topre Corp.	9,900	135,845
	Toray Industries, Inc.	243,207	1,264,446
	Torii Pharmaceutical Co. Ltd.	6,100	152,110
	Torishima Pump Manufacturing Co. Ltd.	6,500	134,793
	Tosei Corp.	14,000	233,654
	Toshiba TEC Corp.	15,100	338,468
	Totech Corp.	18,200	310,132
	Totetsu Kogyo Co. Ltd.	10,900	236,199
	TOTO Ltd.	25,200	693,887
	Tottori Bank Ltd.	1,500	13,671
	Toukei Computer Co. Ltd.	500	15,115
	Tow Co. Ltd.	18,500	44,015
	Towa Corp.	2,900	167,044
	Towa Pharmaceutical Co. Ltd.	5,900	120,315
	Toyo Construction Co. Ltd.	31,500	321,280
	Toyo Corp.	5,100	53,985
	Toyo Engineering Corp.	23,300	124,787
#	Toyo Gosei Co. Ltd.	1,700	105,620
	Toyo Kanetsu KK	5,100	126,856
	Toyo Machinery & Metal Co. Ltd.	5,800	27,394
	Toyo Seikan Group Holdings Ltd.	56,400	968,405

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Toyo Suisan Kaisha Ltd.	11,000	$738,605
	Toyobo Co. Ltd.	58,023	398,374
	Toyota Boshoku Corp.	46,700	629,314
	Toyota Industries Corp.	16,400	1,378,750
	Toyota Motor Corp. (7203 JP)	1,591,700	30,577,759
	Toyota Tsusho Corp.	125,100	2,501,127
	TPR Co. Ltd.	6,900	114,125
	Trancom Co. Ltd.	1,700	75,520
#	Transaction Co. Ltd.	7,000	83,677
	Transcosmos, Inc.	9,200	211,821
	Treasure Factory Co. Ltd.	5,100	63,771
	Trend Micro, Inc. (4704 JP)	32,100	1,538,633
	Trusco Nakayama Corp.	22,100	357,751
	TS Tech Co. Ltd.	38,100	505,241
	TSI Holdings Co. Ltd.	23,500	140,990
	Tsubaki Nakashima Co. Ltd.	21,200	110,626
	Tsubakimoto Chain Co.	7,500	324,340
	Tsubakimoto Kogyo Co. Ltd.	7,200	98,602
#	Tsuburaya Fields Holdings, Inc.	17,900	188,341
	Tsugami Corp.	15,900	174,718
	Tsuruha Holdings, Inc.	18,500	1,146,947
	Tsurumi Manufacturing Co. Ltd.	6,800	180,042
	Tsutsumi Jewelry Co. Ltd.	2,500	36,114
	Tsuzuki Denki Co. Ltd.	5,300	81,069
	TV Asahi Holdings Corp.	9,700	135,184
	Tv Tokyo Holdings Corp.	5,300	129,576
	TYK Corp.	7,300	21,048
	UACJ Corp.	17,100	486,877
	Uchida Yoko Co. Ltd.	2,700	140,644
	Ueki Corp.	1,200	13,323
	Ukai Co. Ltd.	100	2,663
	ULS Group, Inc.	1,400	46,058
	Ultrafabrics Holdings Co. Ltd.	2,800	21,819
	Ulvac, Inc.	9,400	576,003
#	U-Next Holdings Co. Ltd.	7,800	268,622
	Unicharm Corp.	28,900	968,167
	Union Tool Co.	1,300	50,304
	Unipres Corp.	13,800	115,675
	United Arrows Ltd.	9,900	140,795
#	United Super Markets Holdings, Inc.	22,300	133,586
	UNITED, Inc.	8,800	48,008
	Urbanet Corp. Co. Ltd.	14,400	37,808
	User Local, Inc.	1,000	13,711
	Ushio, Inc.	37,500	537,734
	USS Co. Ltd.	132,000	1,190,575
	UT Group Co. Ltd.	18,300	396,405
	V Technology Co. Ltd.	2,300	44,747
	Valor Holdings Co. Ltd.	14,700	250,023
	Valqua Ltd.	10,100	247,055
	Value HR Co. Ltd.	4,400	45,248
	ValueCommerce Co. Ltd.	14,800	116,301
	Vector, Inc.	15,800	104,092
	Vertex Corp.	4,800	65,219
	Vision, Inc.	16,700	150,344
#*	Visional, Inc.	13,300	702,209
	Vital KSK Holdings, Inc.	22,300	195,728
	VT Holdings Co. Ltd.	37,300	129,673
	Wacoal Holdings Corp.	18,600	542,042
	Wacom Co. Ltd.	26,700	128,759

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Wakachiku Construction Co. Ltd.	2,300	$51,815
	Wakita & Co. Ltd.	15,300	170,880
#	Warabeya Nichiyo Holdings Co. Ltd.	3,200	55,249
#	Waseda Academy Co. Ltd.	3,600	39,218
	Watahan & Co. Ltd.	7,500	92,545
	WATAMI Co. Ltd.	1,900	11,989
	WDB Holdings Co. Ltd.	8,000	97,845
	Weathernews, Inc.	1,600	61,071
	Welcia Holdings Co. Ltd.	46,300	620,099
	Wellnet Corp.	4,700	22,652
#	West Holdings Corp.	14,884	229,368
	West Japan Railway Co.	34,100	671,328
	Will Group, Inc.	11,800	81,583
*	WingArc1st, Inc.	8,400	156,519
#	Workman Co. Ltd.	7,334	209,642
	World Co. Ltd.	10,200	152,734
	World Holdings Co. Ltd.	4,000	58,269
	Xebio Holdings Co. Ltd.	15,000	120,999
	Yahagi Construction Co. Ltd.	12,700	141,632
	Yakult Honsha Co. Ltd.	35,500	727,942
	YAKUODO Holdings Co. Ltd.	5,700	107,217
	YAMABIKO Corp.	14,200	201,183
	YAMADA Consulting Group Co. Ltd.	7,800	113,580
	Yamada Corp.	300	11,969
	Yamada Holdings Co. Ltd.	117,820	357,470
	Yamae Group Holdings Co. Ltd.	2,900	45,369
	Yamaha Corp.	20,500	487,266
	Yamaha Motor Co. Ltd.	200,100	1,863,326
	Yamashin-Filter Corp.	7,800	22,724
	Yamatane Corp.	1,600	34,754
	Yamato Corp.	10,100	67,446
	Yamato Holdings Co. Ltd.	50,900	618,185
	Yamato Kogyo Co. Ltd.	8,200	433,343
	Yamaura Corp.	2,700	23,385
	Yamaya Corp.	1,000	20,947
	Yamazaki Baking Co. Ltd.	13,800	341,213
	Yamazen Corp.	26,000	268,944
	Yaoko Co. Ltd.	8,900	544,329
	Yaskawa Electric Corp.	44,700	1,555,731
	Yasuda Logistics Corp.	5,700	60,727
	Yellow Hat Ltd.	14,500	253,839
	Yodogawa Steel Works Ltd.	10,200	383,552
	Yokogawa Bridge Holdings Corp.	14,300	258,782
	Yokogawa Electric Corp.	23,800	602,431
	Yokorei Co. Ltd.	18,400	133,059
	Yokowo Co. Ltd.	4,600	59,311
	Yomeishu Seizo Co. Ltd.	800	12,668
	Yondenko Corp.	5,800	147,713
	Yonex Co. Ltd.	22,500	328,635
*	Yoshimura Food Holdings KK	1,600	17,075
#	Yoshinoya Holdings Co. Ltd.	10,900	209,745
	Yossix Holdings Co. Ltd.	1,200	24,399
	Yotai Refractories Co. Ltd.	7,200	87,336
	Yuasa Trading Co. Ltd.	7,200	268,616
	Yurtec Corp.	19,500	196,246
	Yushin Precision Equipment Co. Ltd.	6,100	28,811
	Yutaka Giken Co. Ltd.	1,500	21,346
	Zaoh Co. Ltd.	2,300	38,712
	Zenitaka Corp.	900	25,003

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Zenkoku Hosho Co. Ltd.	39,100	$1,617,349
	Zenrin Co. Ltd.	9,950	64,005
	Zeon Corp.	56,100	495,479
	ZIGExN Co. Ltd.	40,500	156,645
	Zojirushi Corp.	2,400	24,034
#	ZOZO, Inc.	29,900	875,320
#	Zuiko Corp.	6,500	47,915
TOTAL JAPAN			748,600,182
NETHERLANDS — (5.6%)
	Aalberts NV	23,609	902,752
Ω	ABN AMRO Bank NV, GDR	155,590	2,716,111
	Acomo NV	11,791	220,433
*Ω	Adyen NV	3,220	3,938,827
	Aegon Ltd. (AEG US)	290,070	1,870,951
	Aegon Ltd. (AGN NA)	430,194	2,783,894
	Akzo Nobel NV	66,130	4,088,992
#*Ω	Alfen NV	12,238	226,264
	Allfunds Group PLC	211,408	1,270,657
#	AMG Critical Materials NV	10,526	179,066
	Aperam SA	27,894	757,978
	Arcadis NV	36,472	2,604,871
	ASM International NV	9,614	6,614,634
	ASML Holding NV (ASML NA)	6,365	5,926,822
	ASML Holding NV (ASML US)	67,911	63,612,234
	ASR Nederland NV	97,797	4,913,540
Ω	B&S Group SARL	17,367	88,913
#*Ω	Basic-Fit NV	9,965	241,070
	BE Semiconductor Industries NV	23,129	2,979,584
#	Brunel International NV	14,409	164,269
	Coca-Cola Europacific Partners PLC	44,682	3,286,835
	Corbion NV	22,011	492,723
Ω	CTP NV	34,827	610,169
	Flow Traders Ltd.	10,009	166,855
	Fugro NV	35,053	936,195
	Heineken NV	20,289	1,800,461
	IMCD NV	29,328	4,217,174
	ING Groep NV (INGA NA)	573,584	10,411,091
*	InPost SA	87,801	1,521,199
	JDE Peet's NV	13,836	304,263
	Kendrion NV	6,574	88,118
	Koninklijke Ahold Delhaize NV (AD NA)	253,992	8,182,400
	Koninklijke BAM Groep NV	132,137	547,625
	Koninklijke Heijmans NV, CVA	16,526	477,817
	Koninklijke KPN NV	1,726,403	6,802,346
*	Koninklijke Philips NV (PHG US)	112,327	3,165,370
*	Koninklijke Philips NV (PHIA NA)	104,426	2,933,293
	Koninklijke Vopak NV	15,691	700,965
#	MFE-MediaForEurope NV (MFEB IM), Class B	13,189	61,179
	Nedap NV	1,635	103,162
	NN Group NV	128,871	6,467,283
#*	NX Filtration NV	989	6,061
#*	Pharming Group NV	154,655	133,874
#	PostNL NV	115,815	171,001
	Prosus NV (PRX NA)	177,218	6,181,945
	Qiagen NV (QGEN US)	39,039	1,736,845
	Qiagen NV (QIA GR)	16,429	730,991
	Randstad NV	67,619	3,293,381
	SBM Offshore NV	95,787	1,552,348

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
Ω	Signify NV	43,003	$1,064,512
	Sligro Food Group NV	9,882	131,324
	Stellantis NV (STLA US)	97,814	1,632,516
	TKH Group NV, CVA	14,207	622,575
#*	TomTom NV	18,988	104,178
	Universal Music Group NV	162,590	3,873,621
	Van Lanschot Kempen NV, CVA	13,883	600,846
	Wolters Kluwer NV	126,932	21,249,596
TOTAL NETHERLANDS			202,463,999
NEW ZEALAND — (0.3%)
	Arvida Group Ltd.	119,232	115,222
	Auckland International Airport Ltd.	151,963	676,950
	Briscoe Group Ltd.	8,008	20,956
	Chorus Ltd. (CHRYY US), ADR	880	20,610
	Chorus Ltd. (CNU NZ)	203,790	958,785
	Contact Energy Ltd.	62,106	314,240
	EBOS Group Ltd.	60,963	1,307,977
	Fisher & Paykel Healthcare Corp. Ltd.	73,142	1,411,994
	Freightways Group Ltd.	79,257	429,408
*	Gentrack Group Ltd.	5,609	35,110
	Hallenstein Glasson Holdings Ltd.	30,257	106,671
	Heartland Group Holdings Ltd.	301,903	191,779
	Infratil Ltd.	79,493	510,684
	Investore Property Ltd.	99,580	68,837
	KMD Brands Ltd.	256,380	67,974
	Mainfreight Ltd.	10,461	464,412
	Manawa Energy Ltd.	28,120	72,035
	Mercury NZ Ltd.	93,513	383,428
	Meridian Energy Ltd.	177,110	686,299
	Napier Port Holdings Ltd.	4,632	6,669
#	NZME Ltd. (NZM AU)	3,265	2,042
	NZME Ltd. (NZM NZ)	18,316	11,503
	NZX Ltd.	170,647	119,269
*	Oceania Healthcare Ltd.	181,831	84,417
	Port of Tauranga Ltd.	34,021	111,853
	Rakon Ltd.	24,330	13,038
*	Ryman Healthcare Ltd.	84,237	227,700
	Scales Corp. Ltd.	40,663	85,418
*	Serko Ltd.	22,697	48,768
#	Skellerup Holdings Ltd.	79,995	212,170
	SKY Network Television Ltd.	69,226	104,629
	SKYCITY Entertainment Group Ltd.	168,974	156,610
	Spark New Zealand Ltd.	347,172	892,226
	Summerset Group Holdings Ltd.	54,332	362,613
	TOWER Ltd.	162,997	108,760
#	Turners Automotive Group Ltd.	12,628	33,115
	Vector Ltd.	61,916	138,340
*	Vista Group International Ltd.	71,604	102,817
#	Warehouse Group Ltd.	49,483	41,529
TOTAL NEW ZEALAND			10,706,857
NORWAY — (0.7%)
	2020 Bulkers Ltd.	3,508	47,930
	ABG Sundal Collier Holding ASA	123,021	74,128
	AF Gruppen ASA	13,278	163,863
#*	Agilyx ASA	11,205	34,724
#*	Aker Carbon Capture ASA	48,489	28,304

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Aker Solutions ASA	141,208	$673,724
*	AKVA Group ASA	1,484	8,671
*	Archer Ltd.	14,337	35,687
*	ArcticZymes Technologies ASA	5,394	13,106
	Arendals Fossekompani ASA	734	10,872
	Atea ASA	44,322	589,842
*Ω	AutoStore Holdings Ltd.	69,671	87,815
	B2 Impact ASA	44,860	35,287
	Borregaard ASA	29,227	500,507
	Bouvet ASA	31,928	185,581
*	Cadeler AS (CADLR NO)	20,537	132,700
#*	Cavendish Hydrogen ASA	4,719	8,047
*	Cloudberry Clean Energy ASA	121,222	129,639
#*Ω	Crayon Group Holding ASA	16,706	199,310
	DNB Bank ASA	169,479	3,501,443
Ω	Elmera Group ASA	53,306	165,904
	Elopak ASA	45,242	161,753
*	Endur ASA	3,592	19,685
*Ω	Entra ASA	30,628	344,287
Ω	Europris ASA	101,496	605,591
*	Gaming Innovation Group, Inc.	24,286	66,618
#	Gjensidige Forsikring ASA	25,351	428,882
#	Grieg Seafood ASA	17,155	100,066
*	Hermana Holding ASA	16,615	3,990
*	Hexagon Composites ASA	33,877	103,203
Ω	Kid ASA	12,875	155,289
	Kitron ASA	67,277	224,302
	Kongsberg Gruppen ASA	17,924	1,802,341
	Leroy Seafood Group ASA	43,373	188,371
*	LINK Mobility Group Holding ASA	102,460	195,841
	Magnora ASA	16,615	49,464
	Medistim ASA	2,470	37,781
*	Morrow Bank ASA	37,152	18,382
	Mowi ASA	29,912	504,873
Ω	Multiconsult ASA	5,960	91,144
#*	NEL ASA	235,947	127,124
#*	Nordic Semiconductor ASA	33,069	409,009
	Norsk Hydro ASA	82,326	456,651
#*	Northern Ocean Ltd.	10,938	7,308
*	NRC Group ASA	26,226	25,000
#*	Nykode Therapeutics ASA	17,433	23,997
	Odfjell Drilling Ltd.	56,255	293,991
	Odfjell Technology Ltd.	3,913	22,247
Ω	Okeanis Eco Tankers Corp.	2,204	70,694
	Olav Thon Eiendomsselskap ASA	529	11,341
	Orkla ASA	67,551	570,096
	Pareto Bank ASA	7,513	46,096
	Pexip Holding ASA	2,933	8,158
*	PhotoCure ASA	1,744	8,841
	Protector Forsikring ASA	36,555	755,445
	Rana Gruber ASA	5,863	39,223
	Salmar ASA	10,691	615,094
*	SATS ASA	12,194	19,201
*Ω	Scatec ASA	66,079	533,366
	Schibsted ASA (SCHA NO), Class A	19,906	571,893
	Schibsted ASA (SCHB NO), Class B	17,635	479,367
	Selvaag Bolig ASA	18,660	64,473
#*Ω	Shelf Drilling Ltd.	34,596	71,644
*	SmartCraft ASA	7,109	19,933

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Sparebank 1 Oestlandet	18,136	$249,857
	SpareBank 1 Sorost-Norge	9,069	59,678
	SpareBank 1 SR-Bank ASA	59,487	763,671
	Sparebanken More	14,942	116,139
	Sparebanken Sor	4,751	71,686
	Storebrand ASA	223,024	2,238,483
	Subsea 7 SA	68,385	1,315,387
	TGS ASA	90,485	1,106,460
	TOMRA Systems ASA	30,070	495,653
	Veidekke ASA	40,140	448,713
*	Volue ASA	12,919	48,235
	Wilh Wilhelmsen Holding ASA, Class A	5,067	179,463
*	Zalaris ASA	5,204	33,822
#*	Zaptec ASA	6,781	7,145
TOTAL NORWAY			24,113,531
PORTUGAL — (0.2%)
#	Altri SGPS SA	40,466	219,980
	Banco Comercial Portugues SA, Class R	1,704,730	718,633
	Corticeira Amorim SGPS SA	15,139	148,997
	CTT-Correios de Portugal SA	38,927	175,916
	EDP Renovaveis SA	98,700	1,534,393
	EDP SA (EDP PL)	321,136	1,323,551
*	Greenvolt-Energias Renovaveis SA	13,494	121,533
#	Ibersol SGPS SA	2,350	17,745
	Jeronimo Martins SGPS SA	65,158	1,138,481
	Mota-Engil SGPS SA	24,918	97,771
	Navigator Co. SA	51,006	206,952
	NOS SGPS SA	71,323	274,415
	REN - Redes Energeticas Nacionais SGPS SA	167,843	425,649
	Sonae SGPS SA	418,269	426,641
TOTAL PORTUGAL			6,830,657
SINGAPORE — (0.7%)
*	AEM Holdings Ltd.	56,643	71,462
*	Avarga Ltd.	145,200	20,944
	Aztech Global Ltd.	48,500	38,921
*††	Best World International Ltd.	75,023	140,938
	Boustead Singapore Ltd.	105,900	79,281
	BRC Asia Ltd.	23,800	40,977
	Bukit Sembawang Estates Ltd.	79,000	199,843
	Centurion Corp. Ltd.	148,900	70,721
	China Aviation Oil Singapore Corp. Ltd.	148,900	98,714
	China Sunsine Chemical Holdings Ltd.	198,500	57,078
	City Developments Ltd.	281,600	1,122,642
	Civmec Ltd.	50,600	36,925
	CSE Global Ltd.	216,632	77,100
	DBS Group Holdings Ltd.	275,304	7,544,269
	Dyna-Mac Holdings Ltd.	224,000	95,637
*††	Ezion Holdings Ltd.	350,280	0
#*††	Ezra Holdings Ltd.	194,482	0
	Food Empire Holdings Ltd.	66,800	50,530
	Frasers Property Ltd.	118,400	72,493
	Frencken Group Ltd.	117,100	114,716
*	Fu Yu Corp. Ltd.	192,800	17,931
*	Gallant Venture Ltd.	272,800	22,853
	Genting Singapore Ltd.	441,200	280,362
	Grand Venture Technology Ltd.	41,400	17,711

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	GuocoLand Ltd.	129,966	$144,010
	Haw Par Corp. Ltd.	37,400	292,021
	Ho Bee Land Ltd.	82,800	115,358
	Hong Fok Corp. Ltd.	70,400	42,688
	Hong Leong Finance Ltd.	17,700	32,161
	Hongkong Land Holdings Ltd.	152,900	493,808
	Hour Glass Ltd.	75,700	89,528
	HRnetgroup Ltd.	119,200	60,637
	iFAST Corp. Ltd.	33,200	186,301
	ISDN Holdings Ltd.	58,098	12,826
	Keppel Ltd.	180,100	896,333
	Metro Holdings Ltd.	128,400	47,101
	Micro-Mechanics Holdings Ltd.	22,100	26,207
#*††	Midas Holdings Ltd.	200,100	0
	Nanofilm Technologies International Ltd.	22,400	14,312
	Netlink NBN Trust	681,000	433,312
	OUE Ltd.	49,300	38,448
	Oversea-Chinese Banking Corp. Ltd.	359,945	4,006,420
*	Oxley Holdings Ltd.	373,865	22,659
	Pacific Century Regional Developments Ltd.	48,300	11,029
	Pan-United Corp. Ltd.	105,900	42,344
	Propnex Ltd.	69,200	42,729
	PSC Corp. Ltd.	60,700	15,212
	Q&M Dental Group Singapore Ltd.	53,280	11,167
	Raffles Medical Group Ltd.	154,100	108,331
	SATS Ltd.	106,500	261,811
*	Seatrium Ltd.	347,420	437,485
	Sheng Siong Group Ltd.	141,000	162,395
	SIA Engineering Co. Ltd.	44,900	76,959
	Silverlake Axis Ltd.	273,300	59,286
	Singapore Exchange Ltd.	160,000	1,179,664
	Singapore Land Group Ltd.	68,500	90,798
	Singapore Post Ltd.	622,000	205,062
	Singapore Technologies Engineering Ltd.	316,400	1,047,530
	StarHub Ltd.	126,500	120,193
	Straits Trading Co. Ltd.	63,479	65,128
*††	Swiber Holdings Ltd.	50,250	0
*††	Swiber Holdings Ltd. (SWIB SP)	50,250	0
	Thomson Medical Group Ltd.	916,800	34,293
	UMS Holdings Ltd.	105,675	88,819
	United Overseas Bank Ltd.	33,700	817,181
	UOL Group Ltd.	121,951	492,721
	Valuetronics Holdings Ltd.	196,810	94,978
	Venture Corp. Ltd.	48,500	549,038
	Vicom Ltd.	32,400	33,467
	Wing Tai Holdings Ltd.	246,500	250,878
	Yangzijiang Shipbuilding Holdings Ltd.	718,400	1,448,481
TOTAL SINGAPORE			24,973,157
SPAIN — (2.8%)
	Acciona SA	16,847	2,184,104
	Acerinox SA	61,920	650,624
	ACS Actividades de Construccion y Servicios SA	94,802	4,235,438
Ω	Aena SME SA	8,940	1,698,588
	Almirall SA	21,402	213,353
	Amadeus IT Group SA	155,557	10,245,112
	Atresmedia Corp. de Medios de Comunicacion SA	39,441	199,411
*	Audax Renovables SA	57,311	113,285
	Azkoyen SA	4,058	27,916

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	491,782	$5,154,471
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	52,384	552,127
	Banco de Sabadell SA	2,576,619	5,437,295
	Banco Santander SA (SAN SM)	2,061,320	9,944,111
	Banco Santander SA (SAN US), Sponsored ADR	69,983	339,417
	Bankinter SA	333,033	2,844,584
	CaixaBank SA	1,586,430	9,252,438
Ω	Cellnex Telecom SA	65,961	2,300,503
	Construcciones y Auxiliar de Ferrocarriles SA	11,016	417,060
	Corp. ACCIONA Energias Renovables SA	27,014	570,533
#*	Duro Felguera SA	19,192	11,297
*	eDreams ODIGEO SA	23,356	170,525
	Elecnor SA	17,817	386,478
	Enagas SA	41,063	615,615
*	Ence Energia y Celulosa SA	42,006	147,580
	Endesa SA	43,402	842,181
	Ercros SA	13,714	57,476
	Faes Farma SA	111,696	427,612
	Ferrovial SE	30,364	1,207,469
	Fluidra SA	18,282	407,299
Ω	Gestamp Automocion SA	49,585	143,811
Ω	Global Dominion Access SA	41,176	134,491
*	Grenergy Renovables SA	3,309	125,148
*	Grifols SA	49,627	501,260
	Grupo Catalana Occidente SA	20,983	907,148
	Grupo Empresarial San Jose SA	2,330	11,250
	Iberdrola SA	580,800	7,671,316
	Indra Sistemas SA	97,163	1,948,495
	Industria de Diseno Textil SA	303,676	14,755,271
	Laboratorios Farmaceuticos Rovi SA	12,874	1,238,662
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	173,073	207,327
	Mapfre SA	439,360	1,064,759
#	Naturgy Energy Group SA	16,255	391,482
Ω	Neinor Homes SA	14,848	208,888
#*	Obrascon Huarte Lain SA	132,804	46,102
	Pharma Mar SA	3,121	131,249
*	Promotora de Informaciones SA, Class A	51,144	19,122
Ω	Prosegur Cash SA	43,253	24,945
	Realia Business SA	163,953	174,289
	Redeia Corp. SA	110,350	1,959,250
	Sacyr SA	139,977	494,536
*	Solaria Energia y Medio Ambiente SA	47,470	566,878
#*	Soltec Power Holdings SA	4,800	11,286
Ω	Talgo SA	18,976	86,024
*	Tecnicas Reunidas SA	32,859	409,947
#	Telefonica SA (TEF SM)	1,402,471	6,352,126
#	Tubacex SA	61,124	190,271
Ω	Unicaja Banco SA	493,565	664,347
TOTAL SPAIN			101,093,582
SWEDEN — (4.0%)
	AAK AB	17,345	499,138
Ω	AcadeMedia AB	36,502	187,633
	AddLife AB, Class B	37,904	555,742
	Addnode Group AB	38,048	378,122
	AddTech AB, Class B	85,343	2,753,922
	AFRY AB	55,114	998,990
	Alfa Laval AB	38,702	1,711,249
Ω	Alimak Group AB	26,720	283,267

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Alleima AB	81,231	$590,302
	Alligo AB, Class B	9,012	118,572
Ω	Ambea AB	30,833	229,860
*	Annehem Fastigheter AB, Class B	20,118	36,345
#	AQ Group AB	12,285	163,631
	Arise AB	5,751	28,173
	Arjo AB, Class B	49,315	191,128
	Assa Abloy AB, Class B	86,434	2,632,287
	Atlas Copco AB (ATCOA SS), Class A	490,008	8,720,994
	Atlas Copco AB (ATCOB SS), Class B	289,282	4,526,081
	Atrium Ljungberg AB, Class B	15,130	323,622
Ω	Attendo AB	47,275	206,843
#	Avanza Bank Holding AB	76,784	1,724,863
	Axfood AB	45,705	1,133,561
	Beijer Alma AB	16,990	348,134
#	Beijer Ref AB	36,411	578,193
	Bergman & Beving AB	16,194	479,519
	Betsson AB, Class B	76,664	912,523
#*	Better Collective AS	14,499	332,036
*	BHG Group AB	69,702	102,864
	Bilia AB, Class A	51,649	642,856
	Billerud Aktiebolag	99,766	1,004,603
*Ω	BioArctic AB	1,305	19,556
	BioGaia AB, Class B	22,311	265,911
	Biotage AB	8,848	165,710
	Bjorn Borg AB	8,728	48,115
	Boliden AB	75,032	2,294,673
*	Bonava AB, Class B	125,104	102,360
*Ω	Boozt AB	13,127	134,315
Ω	Bravida Holding AB	64,467	521,807
	BTS Group AB, Class B	885	26,303
	Bufab AB	11,252	469,167
	Bure Equity AB	29,779	1,115,652
	Byggmax Group AB	33,690	117,495
#*	Camurus AB	20,524	1,298,877
*	Castellum AB	48,636	609,249
	Catella AB	30,701	86,886
	Catena AB	11,657	593,437
*	Cavotec SA	12,463	24,755
	Cellavision AB	4,218	100,719
	Cibus Nordic Real Estate AB publ	5,517	86,173
*	Cint Group AB	42,614	42,311
	Clas Ohlson AB, Class B	39,038	620,150
	Cloetta AB, Class B	125,572	269,405
	Concentric AB	18,657	286,769
Ω	Coor Service Management Holding AB	48,571	195,886
	Corem Property Group AB (COREB SS), Class B	184,583	164,834
	Corem Property Group AB (CORED SS), Class D	2,043	48,305
	CTT Systems AB	2,567	65,794
	Dios Fastigheter AB	34,818	279,473
Ω	Dometic Group AB	111,140	762,534
*Ω	Dustin Group AB	155,604	167,498
	Eastnine AB	19,588	80,913
	Elanders AB, Class B	5,586	52,456
*	Electrolux AB, Class B	56,353	501,959
	Electrolux Professional AB, Class B	105,894	666,569
#	Elekta AB, Class B	176,412	1,107,533
#*	Embracer Group AB	224,315	573,955
*	Enea AB	6,109	48,758

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
#	Engcon AB	9,707	$94,921
	Eolus Vind AB, Class B	4,899	32,029
	Ependion AB	2,402	27,374
	Epiroc AB (EPIA SS), Class A	119,387	2,228,403
	Epiroc AB (EPIB SS), Class B	73,342	1,233,203
Ω	Evolution AB	30,514	2,955,868
	Ework Group AB	4,506	60,409
	Fabege AB	119,717	1,003,902
	Fagerhult Group AB	18,736	114,634
*	Fastighets AB Balder, Class B	79,516	586,378
*	Fastighets AB Trianon	7,072	15,658
*	Fastighetsbolaget Emilshus AB, Class B	324	1,241
	FastPartner AB (FPARA SS), Class A	15,172	98,693
	FastPartner AB (FPARD SS), Class D	6,387	42,649
#	Fenix Outdoor International AG	1,370	79,554
	FormPipe Software AB	5,484	12,761
	Fortnox AB	263,433	1,628,687
#	G5 Entertainment AB	3,758	44,275
	Getinge AB, Class B	46,369	905,487
	Granges AB	74,107	904,690
*Ω	Green Landscaping Group AB	1,854	13,965
#	H & M Hennes & Mauritz AB, Class B	75,044	1,167,493
	Hanza AB	9,770	54,476
	Heba Fastighets AB, Class B	27,228	83,214
	Hemnet Group AB	59,642	2,209,819
	Hexagon AB, Class B	164,378	1,674,099
#*	Hexatronic Group AB	57,526	340,051
	Hexpol AB	88,585	990,731
	HMS Networks AB	14,199	552,396
*Ω	Hoist Finance AB	36,279	234,546
	Holmen AB (HOLMB SS), Class B	21,139	831,017
	Hufvudstaden AB, Class A	39,757	481,841
	Husqvarna AB (HUSQA SS), Class A	7,960	54,515
	Husqvarna AB (HUSQB SS), Class B	108,095	729,981
	Indutrade AB	63,376	1,863,575
	Instalco AB	105,312	501,619
#	Intrum AB	37,740	147,558
	INVISIO AB	18,243	426,413
	Inwido AB	21,528	355,294
	ITAB Shop Concept AB	2,638	6,685
	JM AB	40,195	783,627
*	John Mattson Fastighetsforetagen AB	6,876	40,479
	Kabe Group AB, Class B	1,160	39,847
*	Karnov Group AB	25,012	178,834
#*	K-fast Holding AB	33,049	69,219
	Kindred Group PLC, SDR	177,956	2,102,633
*	Klarabo Sverige AB, Class B	10,650	19,300
	KNOW IT AB	14,453	220,131
	Lagercrantz Group AB, Class B	85,860	1,449,727
	Lifco AB, Class B	52,067	1,544,646
	Lime Technologies AB	6,782	228,639
	Lindab International AB	26,459	654,615
	Loomis AB	18,478	588,805
*	Medcap AB	3,080	173,048
	Medicover AB, Class B	16,981	306,387
	MEKO AB	16,482	172,956
	Micro Systemation AB, Class B	5,726	22,753
*	Midsona AB, Class B	13,356	13,573
*	Millicom International Cellular SA, SDR	43,156	1,074,354

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
*	Modern Times Group MTG AB, Class B	49,566	$380,615
	Momentum Group AB	8,431	142,260
Ω	Munters Group AB	55,652	1,204,865
	Mycronic AB	28,873	1,012,466
	NCAB Group AB	71,672	524,318
	NCC AB, Class B	44,361	684,922
	Nederman Holding AB	7,369	150,093
*	Net Insight AB, Class B	124,933	78,199
	New Wave Group AB, Class B	35,622	377,232
	Nibe Industrier AB, Class B	132,687	583,059
*	Nivika Fastigheter AB, Class B	6,804	29,267
*	Nobia AB	179,884	88,297
	Nordic Paper Holding AB	17,001	92,644
	Nordic Waterproofing Holding AB	12,584	189,361
	Nordnet AB publ	65,982	1,348,009
*	Norion Bank AB	68,942	261,252
*	Norva24 Group AB	4,117	11,835
	NP3 Fastigheter AB	2,597	62,150
	Nyfosa AB	53,131	543,765
	OEM International AB, Class B	32,132	370,800
*	OX2 AB	22,613	125,254
	Pandox AB	34,259	635,548
	Peab AB, Class B	44,647	332,992
	Platzer Fastigheter Holding AB, Class B	30,544	279,393
	Prevas AB, Class B	3,001	40,651
#	Probi AB	616	15,937
	Ratos AB, Class B	149,898	482,308
	RaySearch Laboratories AB	8,329	105,825
	Rejlers AB	5,502	81,691
Ω	Resurs Holding AB	50,452	107,835
	Rvrc Holding AB	40,443	166,980
	Saab AB, Class B	43,856	1,012,680
	Sagax AB (SAGAA SS), Class A	309	7,641
	Sagax AB (SAGAB SS), Class B	43,876	1,083,930
	Sandvik AB	123,642	2,531,177
*Ω	Scandic Hotels Group AB	91,538	557,115
*	Sdiptech AB, Class B	9,910	303,466
#	Sectra AB, Class B	65,253	1,485,758
	Securitas AB, Class B	117,960	1,268,967
*	Sedana Medical AB	13,026	29,028
*	Sensys Gatso Group AB	3,064	20,374
#	Serneke Group AB	7,020	20,046
*Ω	Sinch AB	249,756	676,946
	SinterCast AB	1,838	20,337
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	348,250	5,355,907
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	3,672	57,802
	Skanska AB, Class B	69,384	1,356,580
	SKF AB (SKFA SS), Class A	4,084	75,920
	SKF AB (SKFB SS), Class B	49,068	912,216
	SkiStar AB	27,008	397,723
	Solid Forsakring AB	5,045	41,374
*	Stendorren Fastigheter AB	886	15,523
*	Stillfront Group AB	212,710	177,850
	Storskogen Group AB, Class B	315,544	256,218
	Svenska Cellulosa AB SCA (SCAA SS), Class A	5,252	72,061
	Svenska Cellulosa AB SCA (SCAB SS), Class B	106,623	1,449,399
	Svenska Handelsbanken AB (SHBA SS), Class A	195,015	1,968,455
#	Svenska Handelsbanken AB (SHBB SS), Class B	4,821	59,567
	Sweco AB, Class B	85,759	1,385,994

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Swedbank AB, Class A	128,283	$2,727,802
*	Swedish Orphan Biovitrum AB	55,365	1,442,444
	Synsam AB	22,431	105,466
	Systemair AB	37,967	286,508
	Tele2 AB, Class B	259,801	2,674,823
#	Telefonaktiebolaget LM Ericsson (ERIC US), Sponsored ADR	51,015	351,493
#	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	4,665	32,004
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	523,834	3,601,808
#	Telia Co. AB	841,798	2,446,579
*	TF Bank AB	960	23,009
Ω	Thule Group AB	31,646	874,928
	Trelleborg AB, Class B	25,287	939,730
	Troax Group AB	13,050	296,429
#	Truecaller AB, Class B	65,748	208,239
	VBG Group AB, Class B	7,388	294,356
*	Vestum AB	15,230	14,005
#*	Viaplay Group AB	337,248	29,353
	Vitec Software Group AB, Class B	10,668	558,072
	Vitrolife AB	25,594	550,431
	Volati AB	9,287	103,767
	Volvo AB (VOLVA SS), Class A	48,000	1,247,832
	Volvo AB (VOLVB SS), Class B	335,482	8,561,753
*	Volvo Car AB, Class B	209,931	595,645
	Wallenstam AB, Class B	147,862	745,842
	Wihlborgs Fastigheter AB	119,878	1,214,248
	XANO Industri AB, Class B	4,020	30,598
TOTAL SWEDEN			143,952,033
SWITZERLAND — (8.0%)
	ABB Ltd.	260,647	14,467,631
#	Accelleron Industries AG (ACLLY US), ADR	1,336	65,548
	Accelleron Industries AG (ACLN SW)	42,178	2,087,151
	Adecco Group AG	115,350	3,926,320
	Alcon, Inc. (ALC US)	51,496	4,840,624
	Allreal Holding AG	6,863	1,223,511
	ALSO Holding AG	3,802	1,152,732
*	Aluflexpack AG	618	10,580
*	ams-OSRAM AG	171,262	229,947
	APG SGA SA	611	137,597
*	Aryzta AG	292,668	560,288
	Ascom Holding AG	16,764	120,970
	Baloise Holding AG	22,991	4,114,499
	Banque Cantonale de Geneve	496	162,733
	Banque Cantonale Vaudoise	12,119	1,286,400
	Belimo Holding AG	4,126	2,501,264
	Bellevue Group AG	3,116	63,664
	Berner Kantonalbank AG	2,328	625,618
	BKW AG	8,476	1,533,236
	Bossard Holding AG, Class A	2,376	605,595
	Bucher Industries AG	2,910	1,178,925
	Burckhardt Compression Holding AG	2,072	1,443,668
	Burkhalter Holding AG	2,399	241,878
	Bystronic AG	344	123,744
#	Calida Holding AG	1,520	50,602
	Carlo Gavazzi Holding AG	182	54,883
	Cembra Money Bank AG	15,276	1,333,932
*	Cicor Technologies Ltd.	223	13,413
	Cie Financiere Tradition SA	381	62,265
	Clariant AG	113,235	1,679,677

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Coltene Holding AG	1,317	$71,982
	Daetwyler Holding AG	1,487	309,365
	DKSH Holding AG	23,649	1,850,002
#*	DocMorris AG	9,750	493,918
	dormakaba Holding AG	1,316	797,049
	DSM-Firmenich AG	20,907	2,669,174
	EFG International AG	46,629	666,489
	Emmi AG	963	1,012,166
	EMS-Chemie Holding AG	229	191,498
	Feintool International Holding AG	840	17,187
	Flughafen Zurich AG	8,362	1,935,248
	Forbo Holding AG	225	242,361
Ω	Galenica AG	35,154	3,057,631
#*	GAM Holding AG	28,717	7,734
	Geberit AG	5,085	3,237,447
	Georg Fischer AG	17,520	1,287,299
	Givaudan SA	2,340	11,480,168
	Glarner Kantonalbank	1,134	27,900
	Gurit Holding AG, Class BR	970	48,565
	Helvetia Holding AG	19,614	2,925,998
	Hiag Immobilien Holding AG	723	61,460
	Huber & Suhner AG	8,765	767,503
	Implenia AG	4,981	180,511
*	Ina Invest Holding AG	1,289	24,723
	Inficon Holding AG	600	894,642
	Interroll Holding AG	150	484,681
	Intershop Holding AG	2,180	290,903
	Investis Holding SA	1,724	214,048
	Julius Baer Group Ltd.	76,379	4,180,041
	Kardex Holding AG	2,187	666,029
#	Komax Holding AG	1,068	162,318
*	Kudelski SA	3,540	6,546
	Kuehne & Nagel International AG	16,225	5,029,597
	Landis & Gyr Group AG	9,722	880,629
#	Lastminute.com NV	3,748	72,734
	LEM Holding SA	150	219,074
	Liechtensteinische Landesbank AG	5,939	504,841
	Logitech International SA (LOGI US)	13,255	1,200,505
	Logitech International SA (LOGN SW)	29,073	2,618,783
	Luzerner Kantonalbank AG	4,760	362,125
Ω	Medacta Group SA	1,150	164,750
Ω	Medmix AG	2,102	28,952
	Meier Tobler Group AG	2,096	67,307
	Metall Zug AG, Class B	62	90,073
	Mikron Holding AG	673	14,712
	Mobilezone Holding AG	9,642	157,234
	Mobimo Holding AG	3,322	994,965
*Ω	Montana Aerospace AG	1,754	37,320
	Naturenergie Holding AG	3,298	142,835
	Novartis AG (NOVN SW)	5,662	632,037
#	Novartis AG (NVS US), Sponsored ADR	301,756	33,639,759
	Novavest Real Estate AG	964	36,176
	OC Oerlikon Corp. AG	50,966	286,691
*	Orascom Development Holding AG	4,687	21,732
	Orell Fuessli AG	246	21,702
	Orior AG	1,050	66,429
	Partners Group Holding AG	6,483	8,726,395
#*	Peach Property Group AG	933	7,636
	Phoenix Mecano AG	277	149,510

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
#*Ω	PolyPeptide Group AG	1,208	$40,360
	PSP Swiss Property AG	19,021	2,541,795
	Rieter Holding AG	795	94,124
	Roche Holding AG (RO SW)	5,197	1,827,847
	Roche Holding AG (ROG SW)	116,234	37,631,848
	Romande Energie Holding SA	2,387	144,676
	Schindler Holding AG	6,162	1,617,768
	Schweiter Technologies AG	259	121,399
*Ω	Sensirion Holding AG	2,603	244,193
	SFS Group AG	5,636	823,065
	SGS SA	49,914	5,457,261
	Siegfried Holding AG	814	948,760
	SIG Group AG	144,397	3,032,349
	Sika AG	31,292	9,500,756
	SKAN Group AG	1,329	119,990
	Softwareone Holding AG	23,949	478,153
	Sonova Holding AG	17,967	5,507,532
	St. Galler Kantonalbank AG	943	465,200
	Stadler Rail AG	19,770	605,066
	Straumann Holding AG	22,780	2,937,520
	Sulzer AG	8,243	1,225,469
	Swatch Group AG (UHR SW)	6,442	1,326,762
	Swatch Group AG (UHRN SW)	11,274	457,133
	Swiss Life Holding AG	10,464	8,012,430
	Swiss Prime Site AG	32,354	3,242,528
	Swiss Re AG	108,010	13,315,834
*	Swiss Steel Holding AG	719	6,161
	Swisscom AG	11,438	7,000,537
	Swissquote Group Holding SA	6,562	2,092,932
	Tecan Group AG	961	358,853
	Temenos AG	21,757	1,510,773
#	Trifork Group AG	3,289	50,661
	TX Group AG	1,266	233,200
	u-blox Holding AG	3,608	330,079
*	UBS Group AG (UBS US)	49,777	1,502,286
	UBS Group AG (UBSG SW)	269,211	8,157,274
	Valiant Holding AG	7,159	811,742
	Varia U.S. Properties AG	791	28,991
Ω	VAT Group AG	13,335	6,682,647
	Vaudoise Assurances Holding SA	441	225,805
	Vontobel Holding AG	16,069	1,052,879
	VZ Holding AG	5,795	782,727
*	V-ZUG Holding AG	1,148	74,337
	Walliser Kantonalbank	751	98,274
	Warteck Invest AG	41	77,271
	Ypsomed Holding AG	1,282	589,157
	Zehnder Group AG	1,233	77,660
	Zug Estates Holding AG, Class B	122	236,300
	Zuger Kantonalbank	30	283,318
	Zurich Insurance Group AG	20,949	11,517,134
TOTAL SWITZERLAND			287,836,800
UNITED KINGDOM — (12.8%)
	3i Group PLC	343,278	13,810,318
	4imprint Group PLC	12,496	975,745
	abrdn PLC	638,917	1,397,304
*	Accesso Technology Group PLC	5,610	49,675
	Admiral Group PLC	73,313	2,598,183
	Advanced Medical Solutions Group PLC	46,080	146,002

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	AG Barr PLC	33,913	$280,956
Ω	Airtel Africa PLC	409,756	600,756
	AJ Bell PLC	116,771	693,471
Ω	Alfa Financial Software Holdings PLC	62,251	149,480
	Antofagasta PLC	44,701	1,163,978
*	AO World PLC	89,967	135,048
#	Ascential PLC	87,908	647,483
	Ashmore Group PLC	166,555	369,605
	Ashtead Group PLC	82,511	5,954,604
	Ashtead Technology Holdings PLC	20,997	234,695
#*	ASOS PLC	32,779	152,524
*Ω	Aston Martin Lagonda Global Holdings PLC	52,842	105,937
	AstraZeneca PLC (AZN LN)	25,658	4,076,306
	AstraZeneca PLC (AZN US), Sponsored ADR	337,697	26,728,718
	Atalaya Mining PLC	18,783	91,864
*	Auction Technology Group PLC	16,918	110,482
Ω	Auto Trader Group PLC	516,637	5,411,700
	Aviva PLC	473,589	3,050,802
	Avon Protection PLC	6,389	107,432
	B&M European Value Retail SA	471,360	2,838,518
	Babcock International Group PLC	335,578	2,295,479
	BAE Systems PLC	252,624	4,213,290
Ω	Bakkavor Group PLC	37,376	74,180
	Balfour Beatty PLC	188,688	1,018,718
	Bank of Georgia Group PLC	11,242	660,908
	Barclays PLC (BARC LN)	1,252,014	3,743,905
	Barclays PLC (BCS US), Sponsored ADR	307,968	3,670,979
	Barratt Developments PLC	394,017	2,666,270
	Beazley PLC	333,034	2,927,204
	Begbies Traynor Group PLC	34,007	45,234
	Bellway PLC	63,366	2,326,667
	Berkeley Group Holdings PLC	58,019	3,787,618
	Bloomsbury Publishing PLC	42,088	401,497
#*	boohoo Group PLC	332,375	138,069
	Braemar PLC	3,084	12,317
Ω	Bridgepoint Group PLC	13,466	50,761
	Britvic PLC	144,379	2,357,758
	Brooks Macdonald Group PLC	2,296	57,819
	BT Group PLC	2,854,155	5,176,014
	Bunzl PLC	60,468	2,533,570
	Burberry Group PLC	138,921	1,390,296
	Burford Capital Ltd.	71,092	1,000,387
	Bytes Technology Group PLC (BYIT LN)	164,236	1,070,027
	C&C Group PLC	170,301	349,736
	Capital Ltd.	37,907	44,388
	Card Factory PLC	138,000	212,123
	Carr's Group PLC	25,228	45,418
	Castings PLC	3,885	17,540
	Central Asia Metals PLC	61,312	155,624
	Chemring Group PLC	93,389	498,087
	Chesnara PLC	110,948	371,705
	Clarkson PLC	11,351	663,205
	Close Brothers Group PLC	99,464	654,391
Ω	CMC Markets PLC	27,299	116,604
	Coca-Cola HBC AG	22,858	834,086
	Compass Group PLC	302,533	9,316,499
	Computacenter PLC	62,335	2,158,399
Ω	ConvaTec Group PLC	419,916	1,265,198
	Costain Group PLC	81,407	91,163

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Crest Nicholson Holdings PLC	138,281	$471,388
	Croda International PLC	18,316	952,313
*	Currys PLC	941,431	987,277
	CVS Group PLC	28,112	413,794
*	Darktrace PLC	216,232	1,644,475
	DCC PLC	50,100	3,451,637
*	De La Rue PLC	33,140	42,523
	DFS Furniture PLC	84,939	130,132
#	Diageo PLC (DEO US), Sponsored ADR	85,603	10,678,974
	Diageo PLC (DGE LN)	22,401	697,006
*	Dialight PLC	4,837	10,850
	Diploma PLC	40,010	2,287,580
	Direct Line Insurance Group PLC	455,406	1,104,834
	DiscoverIE Group PLC	27,531	239,623
	Domino's Pizza Group PLC	133,122	553,539
	dotdigital group PLC	63,795	78,413
	Dowlais Group PLC	225,549	185,809
	Dr Martens PLC	251,750	230,168
	Drax Group PLC	181,326	1,516,723
	DS Smith PLC	470,619	2,751,262
	Dunelm Group PLC	45,981	729,304
*	EKF Diagnostics Holdings PLC	91,050	32,098
	Elementis PLC	138,837	285,859
	Entain PLC	118,440	870,370
	Epwin Group PLC	48,473	57,333
	Essentra PLC	174,478	383,677
*	Evoke PLC	145,320	109,931
	Experian PLC	296,882	14,006,896
	FDM Group Holdings PLC	54,591	300,146
	Fevertree Drinks PLC	2,414	28,634
	Firstgroup PLC	220,220	498,670
	Flowtech Fluidpower PLC	100	149
	Foresight Group Holdings Ltd.	20,074	134,733
	Foxtons Group PLC	116,990	100,773
*	Frasers Group PLC	72,833	840,624
	Fresnillo PLC	21,625	163,872
	Fuller Smith & Turner PLC, Class A	4,475	42,202
*	Fund Technologies PLC	4,325	84,769
*Ω	Funding Circle Holdings PLC	43,359	62,638
	Future PLC	46,814	673,765
	Galliford Try Holdings PLC	34,108	134,269
	Games Workshop Group PLC	12,710	1,685,778
*	Gaming Realms PLC	85,983	44,010
	Gamma Communications PLC	25,048	478,723
	GB Group PLC	145,567	651,784
*	Gem Diamonds Ltd.	41,554	6,933
	Genuit Group PLC	71,526	470,026
*	Georgia Capital PLC	8,071	110,779
	Gooch & Housego PLC	4,153	25,290
	Grafton Group PLC	71,709	998,999
	Grainger PLC	458,902	1,425,389
*	Greencore Group PLC	98,617	228,329
	Greggs PLC	30,491	1,227,921
	GSK PLC (GSK LN)	283,785	5,510,755
#	GSK PLC (GSK US), Sponsored ADR	88,058	3,414,024
*	Gulf Marine Services PLC	55,690	12,143
*Ω	Gym Group PLC	29,306	54,909
	Haleon PLC (HLN LN)	717,666	3,219,020
#	Haleon PLC (HLN US), ADR	62,515	572,012

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Halfords Group PLC	62,839	$124,663
	Halma PLC	54,192	1,854,915
	Hargreaves Lansdown PLC	160,874	2,285,389
	Harworth Group PLC	47,742	101,544
	Hays PLC	1,041,288	1,261,966
	Headlam Group PLC	23,382	45,311
	Helical PLC	46,616	134,116
	Henry Boot PLC	43,597	128,614
	Hikma Pharmaceuticals PLC	23,273	569,021
	Hill & Smith PLC	35,570	1,051,449
	Hilton Food Group PLC	40,665	487,973
	Hiscox Ltd.	129,263	2,110,956
*	Hochschild Mining PLC	190,661	444,959
	Hollywood Bowl Group PLC	92,878	397,678
*Ω	Hostelworld Group PLC	52,387	95,443
	Howden Joinery Group PLC	297,444	3,596,154
	HSBC Holdings PLC (HSBA LN)	52,879	480,887
#	HSBC Holdings PLC (HSBC US), Sponsored ADR	310,896	14,036,954
Ω	Ibstock PLC	30,625	72,334
	IDOX PLC	187,403	152,845
	IG Group Holdings PLC	128,079	1,546,772
	IMI PLC	114,629	2,792,018
	Impax Asset Management Group PLC	27,538	144,187
	Inchcape PLC	228,924	2,489,650
*	Indivior PLC	78,471	1,077,888
	Informa PLC	204,402	2,284,233
	IntegraFin Holdings PLC	92,186	455,553
	Intermediate Capital Group PLC	140,121	3,955,170
*	International Distribution Services PLC	221,617	983,293
	International Workplace Group PLC	183,015	406,348
	Intertek Group PLC	34,187	2,220,034
	Investec PLC	123,387	976,982
	iomart Group PLC	8,495	14,033
	IP Group PLC	530,132	284,814
	ITV PLC	1,306,017	1,343,626
*	J D Wetherspoon PLC	21,332	204,613
	J Sainsbury PLC	756,370	2,682,237
*	James Fisher & Sons PLC	8,525	37,669
	James Halstead PLC	48,573	117,683
	JD Sports Fashion PLC	951,433	1,609,677
*	John Wood Group PLC	531,387	1,395,321
	Johnson Matthey PLC	61,775	1,304,797
	Jupiter Fund Management PLC	232,206	262,567
*Ω	Just Eat Takeaway.com NV (JET LN)	35,087	447,540
*Ω	Just Eat Takeaway.com NV (TKWY NA)	1,499	19,104
	Just Group PLC	670,745	1,040,957
	Kainos Group PLC	48,598	688,391
	Keller Group PLC	21,231	406,216
	Kier Group PLC	187,414	390,058
	Kingfisher PLC	717,173	2,549,642
	Kitwave Group PLC	22,432	92,272
	Lancashire Holdings Ltd.	111,632	909,166
	Learning Technologies Group PLC	100,182	93,125
	Legal & General Group PLC	1,464,619	4,368,410
*	Liberty Global PLC, Class C	2	40
	Liontrust Asset Management PLC	24,393	209,202
	London Investment Group PLC	3,050	14,377
	LSL Property Services PLC	32,720	143,863
Ω	Luceco PLC	38,080	76,835

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	M&C Saatchi PLC	5,549	$15,405
	M&G PLC	1,107,408	3,023,938
	Macfarlane Group PLC	58,171	93,424
	Man Group PLC	684,647	2,155,463
	Marks & Spencer Group PLC	1,047,788	4,425,386
	Marshalls PLC	83,304	372,045
*	McBride PLC	108,739	186,252
	Mears Group PLC	53,409	248,056
	Melrose Industries PLC	182,403	1,381,209
#*	Metro Bank Holdings PLC	30,646	20,951
	Midwich Group PLC	16,776	74,742
*	Mitchells & Butlers PLC	97,664	391,235
	MJ Gleeson PLC	12,606	94,859
	Mondi PLC	71,296	1,393,962
	MONY Group PLC	330,574	1,009,125
*	Moonpig Group PLC	94,245	264,775
	Morgan Sindall Group PLC	30,154	1,113,785
	Mortgage Advice Bureau Holdings Ltd.	5,132	60,451
*	Motorpoint group PLC	20,183	36,910
*	N Brown Group PLC	30,728	9,113
	National Grid PLC (NG LN)	156,249	1,982,514
	National Grid PLC (NGG US), Sponsored ADR	54,344	3,502,471
	NatWest Group PLC (NWG LN)	851,667	4,040,720
	NCC Group PLC	111,566	211,662
	Next 15 Group PLC	50,900	559,655
	Next PLC	29,404	3,436,731
*	Nexxen International Ltd. (NEXN LN)	1,199	4,172
*	Nexxen International Ltd. (NEXN US), ADR	5,294	36,423
	Ninety One PLC	151,910	338,312
	Norcros PLC	14,489	43,701
*	Ocado Group PLC	94,294	493,081
Ω	On the Beach Group PLC	49,965	94,504
	OSB Group PLC	197,310	1,305,500
	Oxford Instruments PLC	23,145	748,705
*	Oxford Nanopore Technologies PLC	44,391	69,128
	Pagegroup PLC	257,436	1,418,271
	Paragon Banking Group PLC	107,844	1,114,384
	PayPoint PLC	33,926	301,252
	Pearson PLC (PSO US), Sponsored ADR	62,325	842,011
	Pearson PLC (PSON LN)	93,596	1,269,908
	Pennon Group PLC	117,983	943,258
	Persimmon PLC	107,089	2,183,788
	Pets at Home Group PLC	108,116	426,576
	Phoenix Group Holdings PLC	366,312	2,579,969
*	Phoenix Spree Deutschland Ltd.	17,564	35,784
	Pinewood Technologies Group PLC	36,445	166,672
*	Playtech PLC	95,104	691,426
	Plus500 Ltd.	60,436	1,828,183
	Polar Capital Holdings PLC	51,842	401,921
#*	Polestar Automotive Holding U.K. PLC, ADR, Class A	7,337	5,395
	Porvair PLC	5,022	42,303
	PPHE Hotel Group Ltd.	3,969	72,368
	Premier Foods PLC	282,421	654,904
	Prudential PLC (PRU LN)	145,238	1,310,684
	Prudential PLC (PUK US), ADR	46,100	839,020
*	PureTech Health PLC (PRTC LN)	35,409	79,065
	PZ Cussons PLC	23,551	32,016
	QinetiQ Group PLC	157,582	978,957
Ω	Quilter PLC	716,880	1,235,446

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Rank Group PLC	52,117	$47,307
	Rathbones Group PLC	15,992	395,902
	Reach PLC	248,913	339,178
	Reckitt Benckiser Group PLC	89,442	4,811,412
	Record PLC	24,962	20,787
	Redrow PLC	177,805	1,705,780
	RELX PLC (REL LN)	28,808	1,359,665
#	RELX PLC (RELX US), Sponsored ADR	397,933	18,794,366
	RELX PLC (REN NA)	26,000	1,223,074
	Renew Holdings PLC	44,466	622,752
	Renishaw PLC	1,675	81,545
*	Renold PLC	60,850	47,451
	Rentokil Initial PLC	173,829	1,061,427
	RHI Magnesita NV	404	19,067
	Ricardo PLC	9,596	65,402
	Rightmove PLC	456,898	3,394,684
	Rio Tinto PLC (RIO LN)	38,394	2,496,873
	Rio Tinto PLC (RIO US), Sponsored ADR	3,372	219,720
	Robert Walters PLC	43,280	204,875
*	Rolls-Royce Holdings PLC	1,462,887	8,470,411
	Rotork PLC	332,257	1,546,349
	RS Group PLC	234,111	2,459,526
	RWS Holdings PLC	106,895	262,084
	S&U PLC	2,061	49,621
*	S4 Capital PLC	57,414	39,453
Ω	Sabre Insurance Group PLC	98,893	200,654
	Sage Group PLC	185,429	2,592,029
	Savills PLC	91,060	1,494,717
	Schroders PLC	232,517	1,175,017
	Secure Trust Bank PLC	4,873	54,067
	Senior PLC	68,446	143,654
	Severfield PLC	101,799	104,225
	Severn Trent PLC	98,449	3,254,691
*	SIG PLC	206,768	64,927
	Sirius Real Estate Ltd.	344,385	419,839
	Smith & Nephew PLC (SN LN)	16,167	233,012
#	Smith & Nephew PLC (SNN US), Sponsored ADR	35,432	1,019,733
	Smiths Group PLC	79,771	1,832,273
	Smiths News PLC	42,736	33,022
	Softcat PLC	83,716	1,751,416
*	SolGold PLC	203,497	28,720
	Spectris PLC	16,771	657,880
	Speedy Hire PLC	234,031	117,656
	Spirax Group PLC	12,268	1,432,257
Ω	Spire Healthcare Group PLC	94,520	311,219
	Spirent Communications PLC	166,488	371,872
	SSE PLC	63,488	1,536,524
	SSP Group PLC	173,006	406,860
	St. James's Place PLC	237,374	2,090,972
	Standard Chartered PLC	354,982	3,506,614
	SThree PLC	106,066	559,825
	Strix Group PLC	45,975	48,970
*††	Studio Retail Group PLC	11,005	0
	STV Group PLC	14,208	50,642
*	Synthomer PLC	58,156	197,966
	Tatton Asset Management PLC	10,566	94,301
	Taylor Wimpey PLC	1,439,100	2,950,407
	TBC Bank Group PLC	3,000	119,647
	Team Internet Group PLC	64,745	165,921

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Telecom Plus PLC	53,796	$1,314,645
	Tesco PLC	1,498,788	6,391,537
*	THG PLC	201,582	172,521
	Topps Tiles PLC	74,684	43,739
	TP ICAP Group PLC	264,848	755,866
*Ω	Trainline PLC	159,231	693,620
	Travis Perkins PLC	138,101	1,696,981
	Treatt PLC	12,756	75,623
	Tribal Group PLC	2,667	2,081
	Trifast PLC	41,274	40,821
	TT Electronics PLC	72,589	136,804
	Tyman PLC	32,129	164,025
	Ultimate Products PLC	13,860	24,954
#	Unilever PLC (UL US), Sponsored ADR	417,065	25,607,791
	Unilever PLC (ULVR LN)	32,472	1,995,556
	Unilever PLC (UNA NA)	57,621	3,530,139
	United Utilities Group PLC	244,276	3,246,337
	Vanquis Banking Group PLC	102,823	72,359
	Vertu Motors PLC	143,701	132,414
	Victorian Plumbing Group PLC	44,071	52,714
	Victrex PLC	19,624	277,686
*	Videndum PLC	19,343	80,429
	Virgin Money U.K. PLC	435,360	1,203,957
*	Vistry Group PLC	124,257	2,213,183
	Volex PLC	38,975	177,751
	Volution Group PLC	79,713	561,380
	Vp PLC	4,543	39,322
*Ω	Watches of Switzerland Group PLC	168,505	883,670
*	Watkin Jones PLC	139,552	89,105
	Weir Group PLC	50,360	1,314,638
	WH Smith PLC	62,204	1,058,398
	Whitbread PLC	30,195	1,131,406
	Wickes Group PLC	124,621	241,977
	Wilmington PLC	6,992	35,323
*	Wise PLC, Class A	83,187	765,952
	WPP PLC (WPP LN)	101,516	979,231
	WPP PLC (WPP US), Sponsored ADR	19,815	957,857
*	Xaar PLC	20,538	33,435
	XPS Pensions Group PLC	52,808	219,867
	Young & Co.'s Brewery PLC (YNGA LN), Class A	5,048	64,792
	Zigup PLC	132,150	721,371
	Zotefoams PLC	9,125	62,827
TOTAL UNITED KINGDOM			458,588,359
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	21,378	141,106
	Newmont Corp., CDI	20,804	1,004,262
	Noble Corp. PLC	1,364	63,893
TOTAL UNITED STATES			1,209,261
TOTAL COMMON STOCKS			3,473,352,948
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 7.558%	13,668	1,171,779
Ω	Dr Ing hc F Porsche AG, 3.315%	27,802	2,093,510
	Draegerwerk AG & Co. KGaA, 3.711%	3,515	184,852
	Einhell Germany AG, 1.635%	479	92,237

International Sustainability Core 1 Portfolio
CONTINUED
		Shares	Value»

GERMANY — (Continued)
	FUCHS SE, 2.764%	47,472	$2,062,712
	Henkel AG & Co. KGaA, 2.341%	35,049	2,998,153
	Jungheinrich AG, 2.553%	25,001	791,404
	Porsche Automobil Holding SE, 6.209%	20,208	903,287
	Sartorius AG, 0.283%	3,586	1,017,068
	Sixt SE, 7.627%	9,384	520,360
	STO SE & Co. KGaA, 4.032%	1,606	214,967
	Villeroy & Boch AG, 6.158%	866	16,167
	Volkswagen AG, 8.809%	44,605	4,978,051
TOTAL GERMANY			17,044,547
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	7,124	144
*	Australian Strategic Materials Ltd. Warrants 10/31/2027	821	41
TOTAL AUSTRALIA			185
AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	17,925	0
*††	S Immo AG Rights	8,477	0
*	Strabag SE Rights	3,689	0
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	3,758	0
FRANCE — (0.0%)
#*	Axway Software Rights SA 08/20/2024	5,522	8,367
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,134	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	210,168	0
TOTAL RIGHTS/WARRANTS			8,552
TOTAL INVESTMENT SECURITIES (Cost $2,600,341,580)			3,490,406,047

			Value†
SECURITIES LENDING COLLATERAL — (2.7%)
@§	The DFA Short Term Investment Fund	8,427,515	97,481,070
TOTAL INVESTMENTS — (100.0%)
(Cost $2,697,824,921)^^			$3,587,887,117
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	$14,571	$189,643,916	$7,271	$189,665,758
Austria	—	11,744,220	—	11,744,220
Belgium	65,000	32,237,695	—	32,302,695

International Sustainability Core 1 Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Canada	$335,544,953	$11,306	—	$335,556,259
China	190,637	—	—	190,637
Denmark	26,248	159,617,301	—	159,643,549
Finland	1,063,655	64,123,028	—	65,186,683
France	—	284,815,830	—	284,815,830
Germany	371,709	221,512,893	—	221,884,602
Hong Kong	—	33,694,033	$2,115	33,696,148
Ireland	5,692,034	18,998,607	—	24,690,641
Israel	2,642,577	18,372,286	—	21,014,863
Italy	10,554,142	72,038,503	—	82,592,645
Japan	1,550,730	747,049,452	—	748,600,182
Netherlands	72,017,916	130,446,083	—	202,463,999
New Zealand	20,610	10,686,247	—	10,706,857
Norway	12,037	24,101,494	—	24,113,531
Portugal	—	6,830,657	—	6,830,657
Singapore	34,293	24,797,926	140,938	24,973,157
Spain	891,544	100,202,038	—	101,093,582
Sweden	351,493	143,600,540	—	143,952,033
Switzerland	41,248,722	246,588,078	—	287,836,800
United Kingdom	110,926,448	347,661,911	—	458,588,359
United States	—	1,209,261	—	1,209,261
Preferred Stocks
Germany	—	17,044,547	—	17,044,547
Rights/Warrants
Australia	—	185	—	185
France	—	8,367	—	8,367
Securities Lending Collateral	—	97,481,070	—	97,481,070
Total Investments in Securities	$583,219,319	$3,004,517,474	$150,324˂˃	$3,587,887,117

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

International Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (96.2%)
AUSTRALIA — (6.2%)
	Accent Group Ltd.	106,242	$152,530
	Acrow Ltd.	64,383	47,769
#	Adairs Ltd.	53,102	76,290
#*	Alkane Resources Ltd.	83,562	23,877
	ALS Ltd.	85,554	866,168
	Amotiv Ltd.	38,246	271,613
	AMP Ltd.	618,422	480,417
	Ampol Ltd.	48,732	1,067,472
	Ansell Ltd.	39,399	705,395
	ANZ Group Holdings Ltd.	123,939	2,357,944
	APA Group	70,414	364,967
	Arafura Rare Earths Ltd.	11,634	1,293
#*	Arafura Rare Earths Ltd. (ARU AU)	317,136	35,528
	ARB Corp. Ltd.	14,556	402,203
#	ARN Media Ltd.	64,154	28,653
	ASX Ltd.	5,344	227,687
	Atlas Arteria Ltd.	129,263	443,965
	AUB Group Ltd.	16,277	343,944
#*	Aurelia Metals Ltd.	350,163	38,986
	Aurizon Holdings Ltd.	432,308	1,054,084
*	Aussie Broadband Ltd.	30,837	64,518
#	Austin Engineering Ltd.	63,383	27,318
#	Australian Clinical Labs Ltd.	43,106	71,629
	Australian Ethical Investment Ltd.	22,186	57,957
	Australian Finance Group Ltd.	46,965	45,111
	Auswide Bank Ltd.	10,377	30,245
#	Baby Bunting Group Ltd.	28,930	25,095
	Bank of Queensland Ltd.	160,774	664,380
	Bapcor Ltd.	78,851	265,132
	Base Resources Ltd.	44,322	7,531
	Beach Energy Ltd.	436,339	423,982
#	Beacon Lighting Group Ltd.	6,740	10,637
	Bega Cheese Ltd.	78,103	228,263
	Bell Financial Group Ltd.	31,306	29,929
*	Bellevue Gold Ltd.	148,442	134,018
	Bendigo & Adelaide Bank Ltd.	100,006	818,703
	BlueScope Steel Ltd.	82,695	1,200,827
	Brambles Ltd.	132,503	1,350,825
*	Bravura Solutions Ltd.	80,328	60,217
#	Breville Group Ltd.	19,638	377,350
*††	BWX Ltd.	37,285	0
	Capitol Health Ltd.	196,117	38,474
*	Capricorn Metals Ltd.	79,581	281,650
	CAR Group Ltd.	18,031	412,378
*	Carnarvon Energy Ltd.	459,128	48,393
#*	Catapult Group International Ltd.	10,074	12,878
	Cedar Woods Properties Ltd.	21,211	68,784
#*	Cettire Ltd.	67,541	58,844
	Challenger Ltd.	116,168	535,411
	Champion Iron Ltd.	103,923	427,048
*	Chrysos Corp. Ltd.	12,215	40,456
	Cleanaway Waste Management Ltd.	331,084	612,027
	Clinuvel Pharmaceuticals Ltd.	5,875	57,524
*	Coast Entertainment Holdings Ltd.	99,253	32,813
	Cochlear Ltd.	4,511	1,019,286

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Codan Ltd.	29,559	$254,001
#	COG Financial Services Ltd.	12,921	10,102
#*	Cogstate Ltd.	10,170	7,724
	Coles Group Ltd.	108,303	1,283,571
	Collins Foods Ltd.	32,032	192,497
	Commonwealth Bank of Australia	69,026	6,219,940
	Computershare Ltd.	40,286	726,599
*	Cooper Energy Ltd.	747,953	112,181
	Credit Corp. Group Ltd.	13,895	159,395
	Data#3 Ltd.	35,101	203,133
*	De Grey Mining Ltd.	104,439	83,742
	Deterra Royalties Ltd.	54,769	143,192
	Dicker Data Ltd.	21,743	145,653
	Domain Holdings Australia Ltd.	49,617	104,743
#	Domino's Pizza Enterprises Ltd.	10,807	232,439
	Downer EDI Ltd.	198,482	647,850
#	Duratec Ltd.	15,941	13,562
	Eagers Automotive Ltd.	33,994	236,989
	Elanor Investor Group	20,923	12,035
	Elders Ltd.	41,428	258,213
	Emeco Holdings Ltd.	92,682	51,247
*	Emerald Resources NL	116,059	282,602
#*	EML Payments Ltd.	83,082	50,727
#	Enero Group Ltd.	29,929	24,564
	EQT Holdings Ltd.	3,817	88,610
	Euroz Hartleys Group Ltd.	26,027	14,797
	Evolution Mining Ltd.	407,402	1,055,568
	EVT Ltd.	24,267	184,094
	Fenix Resources Ltd.	123,836	34,789
*	Finbar Group Ltd.	8,281	4,821
††	Firefinch Ltd.	64,123	1,573
*	FleetPartners Group Ltd.	80,526	180,228
	Fleetwood Ltd.	27,378	31,541
#	Flight Centre Travel Group Ltd.	38,503	560,599
	Fortescue Ltd.	179,837	2,237,681
	G8 Education Ltd.	293,389	250,223
	Generation Development Group Ltd.	7,133	12,228
*	Genesis Minerals Ltd.	9,538	13,155
	Gold Road Resources Ltd.	277,029	309,756
	GR Engineering Services Ltd.	13,879	17,927
	GrainCorp Ltd., Class A	60,232	355,876
	Grange Resources Ltd.	182,933	38,283
	GWA Group Ltd.	52,671	91,646
	Hansen Technologies Ltd.	40,406	118,953
	Harvey Norman Holdings Ltd.	195,134	612,841
	Helia Group Ltd.	115,071	300,721
#	Helloworld Travel Ltd.	7,605	11,968
	Horizon Oil Ltd.	274,967	34,193
*	Hot Chili Ltd.	8,052	4,619
	HUB24 Ltd.	5,170	168,382
#	Humm Group Ltd.	118,837	34,678
#	IDP Education Ltd.	33,142	325,477
	IGO Ltd.	66,005	241,718
	Iluka Resources Ltd.	103,564	412,015
	Imdex Ltd.	127,237	191,167
#*	Immutep Ltd. (IMM AU)	91,959	20,826
	Infomedia Ltd.	73,305	80,686
	Inghams Group Ltd.	102,783	253,390
	Insignia Financial Ltd.	207,350	375,673

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Insurance Australia Group Ltd.	354,223	$1,713,699
#	Integral Diagnostics Ltd.	37,470	60,698
#*	ioneer Ltd.	78,000	6,942
#	IPD Group Ltd.	5,381	16,966
	IPH Ltd.	44,233	177,536
*	IRESS Ltd.	2,083	14,547
	IVE Group Ltd.	30,663	45,019
*	James Hardie Industries PLC (JHX AU), CDI	33,147	1,190,760
	JB Hi-Fi Ltd.	26,158	1,194,339
	Johns Lyng Group Ltd.	41,722	162,999
	Jupiter Mines Ltd.	167,530	26,953
*	Karoon Energy Ltd.	226,663	274,865
#	Kelly Partners Group Holdings Ltd.	2,398	13,312
	Kelsian Group Ltd.	34,330	118,078
#	Kogan.com Ltd.	8,857	26,206
	Lendlease Corp. Ltd.	108,281	446,968
#*††	Leo Lithium Ltd.	45,802	2,696
#	Lifestyle Communities Ltd.	23,922	141,404
	Lindsay Australia Ltd.	39,884	24,034
	Lovisa Holdings Ltd.	18,314	420,000
	Lycopodium Ltd.	5,847	54,300
#*	Lynas Rare Earths Ltd.	89,858	367,378
	MA Financial Group Ltd.	23,258	68,677
	Maas Group Holdings Ltd.	13,779	39,706
	Macmahon Holdings Ltd.	251,756	45,955
	Macquarie Group Ltd.	9,436	1,298,675
*	Macquarie Technology Group Ltd.	1,460	89,836
#	Mader Group Ltd.	1,542	6,318
	Magellan Financial Group Ltd.	45,477	305,324
	McMillan Shakespeare Ltd.	17,072	200,336
	Medibank Pvt Ltd.	245,365	638,769
*	Megaport Ltd.	22,576	163,437
#*	Mesoblast Ltd. (MSB AU)	118,754	79,774
*	Metals X Ltd.	186,167	54,102
	Michael Hill International Ltd. (MHJ AU)	22,149	8,259
	Mineral Resources Ltd.	19,334	691,437
	Monadelphous Group Ltd.	22,768	193,605
	Monash IVF Group Ltd.	93,983	83,177
*	Mount Gibson Iron Ltd.	173,579	40,407
	Myer Holdings Ltd.	165,384	90,256
	MyState Ltd.	29,519	76,565
#*	Nanosonics Ltd.	7,694	15,916
	National Australia Bank Ltd.	176,579	4,459,796
	Navigator Global Investments Ltd.	89,839	110,812
	Netwealth Group Ltd.	36,369	565,274
*	NEXTDC Ltd.	37,933	417,727
	nib holdings Ltd.	106,892	526,309
	Nick Scali Ltd.	20,475	210,994
	Nine Entertainment Co. Holdings Ltd.	325,243	309,743
	Northern Star Resources Ltd.	102,436	950,722
#*	Novonix Ltd.	27,236	13,373
	Nufarm Ltd.	92,167	280,992
*	Nuix Ltd.	26,457	59,975
	Objective Corp. Ltd.	4,722	38,308
*	OFX Group Ltd.	53,605	80,858
*	Omni Bridgeway Ltd.	45,736	30,239
	oOh!media Ltd.	126,515	120,171
	Orica Ltd.	104,160	1,225,638
	Orora Ltd.	269,220	360,229

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Pacific Current Group Ltd.	12,386	$87,526
*	Paladin Energy Ltd.	5,392	40,449
*††	Panoramic Resources Ltd.	425,943	3,621
*	Pantoro Ltd.	326,545	18,350
	Peet Ltd.	95,638	81,606
	Perenti Ltd.	161,977	111,513
	Perpetual Ltd.	13,463	195,567
#*	PEXA Group Ltd.	25,044	227,259
#	Pilbara Minerals Ltd.	284,914	550,700
	Pinnacle Investment Management Group Ltd.	6,301	68,025
	Platinum Asset Management Ltd.	79,558	55,693
#*	Praemium Ltd.	43,406	13,638
	Premier Investments Ltd.	25,068	545,048
	Pro Medicus Ltd.	7,858	741,396
#	Propel Funeral Partners Ltd.	13,803	54,214
	PSC Insurance Group Ltd.	35,096	139,646
	PWR Holdings Ltd.	15,753	122,483
*	Qantas Airways Ltd.	73,693	312,198
	QANTM Intellectual Property Ltd.	9,599	11,400
	QBE Insurance Group Ltd.	151,404	1,786,878
	Qube Holdings Ltd.	274,185	686,615
	Ramelius Resources Ltd.	308,380	393,546
	REA Group Ltd.	3,826	514,404
#*	ReadyTech Holdings Ltd.	5,650	12,373
*	Red 5 Ltd.	1,659,148	425,548
	Reece Ltd.	15,729	285,032
	Regis Healthcare Ltd.	36,443	99,896
*	Regis Resources Ltd.	364,819	402,527
	Reject Shop Ltd.	5,557	11,940
	Reliance Worldwide Corp. Ltd.	153,854	518,614
	Resimac Group Ltd.	15,412	8,761
*	Resolute Mining Ltd.	490,328	210,631
*	Retail Food Group Ltd.	248,387	12,109
	Ridley Corp. Ltd.	79,105	114,820
	Rio Tinto Ltd.	38,117	2,928,990
*	RPMGlobal Holdings Ltd.	20,125	36,276
*	Sandfire Resources Ltd.	188,360	1,075,842
	Santos Ltd.	627,314	3,270,129
	SEEK Ltd.	18,521	268,213
#*	Select Harvests Ltd.	30,387	85,599
	Servcorp Ltd.	12,793	36,575
	Service Stream Ltd.	167,325	153,488
	Seven Group Holdings Ltd.	29,156	748,052
#*	Seven West Media Ltd.	229,807	27,143
	SG Fleet Group Ltd.	23,107	48,069
	Shaver Shop Group Ltd.	27,345	21,816
	Sigma Healthcare Ltd.	449,343	382,850
#*	Silver Mines Ltd.	98,188	10,033
	Sims Ltd. (SGM AU)	45,692	305,060
	SmartGroup Corp. Ltd.	26,522	150,095
#	Solvar Ltd.	51,879	37,605
	Sonic Healthcare Ltd.	41,651	754,848
	Southern Cross Electrical Engineering Ltd.	71,652	83,271
#	Southern Cross Media Group Ltd.	72,250	31,444
*††	SpeedCast International Ltd.	76,667	0
	SRG Global Ltd.	216,171	133,434
#*	St Barbara Ltd.	218,829	32,615
	Steadfast Group Ltd.	94,850	402,627
	Suncorp Group Ltd.	100,883	1,173,784

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRALIA — (Continued)
	Super Retail Group Ltd.	45,712	$478,865
*	Superloop Ltd.	133,620	133,197
#*	Syrah Resources Ltd.	136,351	23,254
	Technology One Ltd.	65,405	883,521
	Telstra Group Ltd. (TLS AU)	286,952	741,560
*	Temple & Webster Group Ltd.	3,647	23,349
	TPG Telecom Ltd.	61,635	191,805
	Transurban Group	83,788	715,030
*	Tuas Ltd.	44,136	129,939
#*	Tyro Payments Ltd.	28,247	17,977
	Ventia Services Group Pty. Ltd.	194,130	558,910
Ω	Viva Energy Group Ltd.	227,605	485,516
*	Webjet Ltd.	41,618	243,463
	Wesfarmers Ltd.	51,660	2,493,225
*	West African Resources Ltd.	465,998	458,075
#	Westgold Resources Ltd.	154,708	265,796
	Westpac Banking Corp.	124,431	2,431,730
	WiseTech Global Ltd.	6,223	389,940
	Woodside Energy Group Ltd. (WDS AU)	208,020	3,772,402
	Woolworths Group Ltd.	57,381	1,294,697
	Worley Ltd.	59,478	589,958
*	Xero Ltd.	4,504	410,392
	XRF Scientific Ltd.	14,353	14,054
*	Zip Co. Ltd.	44,040	55,646
TOTAL AUSTRALIA			96,973,396
AUSTRIA — (0.6%)
	Addiko Bank AG	3,243	73,639
	Agrana Beteiligungs AG	3,424	46,601
	ANDRITZ AG	15,680	1,004,465
#*	AT&S Austria Technologie & Systemtechnik AG	7,195	153,564
Ω	BAWAG Group AG	13,239	966,843
	CA Immobilien Anlagen AG	6,860	224,642
	DO & Co. AG	2,000	337,011
	Erste Group Bank AG	39,888	2,074,825
*	Eurotelesites AG	9,418	39,621
	EVN AG	10,282	336,073
*	FACC AG	1,800	14,222
*	Immofinanz AG (IIA AV)	16,120	133,037
*	Lenzing AG	2,074	72,230
	Oesterreichische Post AG	5,375	177,351
	OMV AG	29,842	1,248,592
	Palfinger AG	2,089	51,126
	POLYTEC Holding AG	2,968	10,686
	Porr AG	4,391	66,826
	Raiffeisen Bank International AG	13,015	253,732
*	Rosenbauer International AG	724	28,099
	Schoeller-Bleckmann Oilfield Equipment AG	1,565	62,200
	Semperit AG Holding	1,531	17,770
	Strabag SE (STR AV)	861	36,075
	Telekom Austria AG	37,674	348,967
*	UBM Development AG	1,080	24,883
	UNIQA Insurance Group AG	12,216	104,586
	Verbund AG	5,027	403,646
	Vienna Insurance Group AG Wiener Versicherung Gruppe	9,607	309,431
	voestalpine AG	29,477	755,992
	Wienerberger AG	19,059	675,959

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
AUSTRIA — (Continued)
	Zumtobel Group AG	7,953	$48,882
TOTAL AUSTRIA			10,101,576
BELGIUM — (1.1%)
	Ackermans & van Haaren NV	7,101	1,362,394
	Ageas SA	41,392	1,976,105
*	AGFA-Gevaert NV	41,313	52,690
*	Argenx SE (ARGX US), ADR	634	327,061
*	Atenor	6,180	38,076
	Azelis Group NV	6,820	129,197
	Barco NV	6,310	81,507
	Bekaert SA	9,714	397,756
	bpost SA	3,170	9,055
	Cie d'Entreprises CFE	2,314	18,154
	Colruyt Group NV	12,233	586,781
	Deceuninck NV	31,883	85,125
	Deme Group NV	2,106	379,313
	D'ieteren Group	1,674	384,716
	Econocom Group SA	24,500	52,515
	Elia Group SA	4,172	433,305
	EVS Broadcast Equipment SA	2,765	87,310
	Fagron	15,426	317,418
	Gimv NV	5,900	257,472
	Greenyard NV	3,776	25,690
#	Immobel SA	938	25,028
	Ion Beam Applications	2,271	31,500
	Jensen-Group NV	1,201	53,161
	KBC Group NV	48,610	3,759,785
	Kinepolis Group NV	3,384	137,053
	Lotus Bakeries NV	106	1,151,835
	Melexis NV	4,507	392,908
*	Ontex Group NV	16,508	155,141
	Proximus SADP	38,714	279,984
#	Recticel SA	11,663	156,013
	Sipef NV	865	49,073
	Solvay SA	19,322	680,222
	Syensqo SA	19,322	1,708,602
	Tessenderlo Group SA	5,993	159,928
	UCB SA	4,632	773,981
	Umicore SA	36,007	494,523
	Van de Velde NV	1,542	50,543
	VGP NV	3,266	353,860
TOTAL BELGIUM			17,414,780
CANADA — (10.8%)
*	5N Plus, Inc.	18,900	82,683
	Acadian Timber Corp.	3,200	42,021
*	ACT Energy Technologies Ltd.	3,429	15,893
	ADENTRA, Inc.	4,480	141,703
	Aecon Group, Inc.	15,990	194,917
	Ag Growth International, Inc.	5,000	206,316
	AGF Management Ltd., Class B	15,987	95,182
#	Agnico Eagle Mines Ltd. (AEM CN)	28,662	2,211,540
	Agnico Eagle Mines Ltd. (AEM US)	18,919	1,459,979
#*	Aimia, Inc.	17,250	33,734
#*	Air Canada	40,689	468,882
	Alamos Gold, Inc. (AGI CN), Class A	37,453	638,298
	Alamos Gold, Inc. (AGI US), Class A	34,409	585,977

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Alimentation Couche-Tard, Inc.	31,870	$1,964,622
	AltaGas Ltd.	55,064	1,312,937
*	Altius Renewable Royalties Corp.	1,700	11,574
	Altus Group Ltd.	4,016	168,011
	Amerigo Resources Ltd.	45,106	52,599
	Andlauer Healthcare Group, Inc.	4,199	124,512
*	Aritzia, Inc.	21,486	705,280
*	Ascot Resources Ltd.	34,500	11,120
	Atco Ltd., Class I	11,767	365,031
	AtkinsRealis Group, Inc.	22,030	949,078
*	ATS Corp. (ATS CN)	15,424	463,508
*	ATS Corp. (ATS US)	3,800	114,266
*	AutoCanada, Inc.	4,621	64,329
	B2Gold Corp. (BTG US)	114,500	343,500
	B2Gold Corp. (BTO CN)	208,768	626,007
	Badger Infrastructure Solution	9,086	256,657
*	Ballard Power Systems, Inc. (BLDP US)	36,179	82,488
	Bank of Montreal (BMO CN)	3,856	325,232
	Bank of Montreal (BMO US)	34,435	2,903,904
	Bank of Nova Scotia (BNS CN)	17,678	825,481
	Bank of Nova Scotia (BNS US)	33,442	1,560,738
	Baytex Energy Corp.	187,321	696,018
	BCE, Inc. (BCE CN)	515	17,363
	BCE, Inc. (BCE US)	4,334	146,186
	Bird Construction, Inc.	15,630	293,094
	Black Diamond Group Ltd.	15,142	100,899
	BMTC Group, Inc.	3,210	30,434
*	Bombardier, Inc. (BBD/A CN), Class A	256	17,311
*	Bombardier, Inc. (BBD/B CN), Class B	13,394	903,950
*	Bonterra Energy Corp.	6,000	20,773
	Boralex, Inc., Class A	9,066	224,967
	Boyd Group Services, Inc.	5,639	945,436
	Bridgemarq Real Estate Services	3,000	28,378
	Brookfield Corp. (BN US), Class A	58,825	2,867,719
	Brookfield Infrastructure Corp. (BIPC CN), Class A	14,515	565,188
	Brookfield Reinsurance Ltd. (BNRE US)	3,410	166,749
	BRP, Inc. (DOO CN)	5,068	367,184
	BRP, Inc. (DOOO US)	609	44,104
*	Calfrac Well Services Ltd.	12,400	38,799
	Calian Group Ltd.	1,700	69,199
	Cameco Corp. (CCJ US)	11,483	522,362
	Cameco Corp. (CCO CN)	58	2,640
	Canaccord Genuity Group, Inc.	29,719	202,338
#	Canacol Energy Ltd.	7,861	25,109
#*	Canada Goose Holdings, Inc. (GOOS CN)	4,613	53,225
	Canadian Imperial Bank of Commerce (CM CN)	27,286	1,411,089
#	Canadian Imperial Bank of Commerce (CM US)	34,328	1,774,414
	Canadian National Railway Co. (CNI US)	23,283	2,695,007
	Canadian National Railway Co. (CNR CN)	99	11,461
	Canadian Pacific Kansas City Ltd. (CP CN)	534	44,781
	Canadian Pacific Kansas City Ltd. (CP US)	9,398	787,740
#	Canadian Tire Corp. Ltd., Class A	11,255	1,155,785
	Canadian Utilities Ltd., Class A	13,615	318,816
	Canadian Western Bank	27,881	963,461
*	Canfor Corp.	20,932	240,150
*	Capstone Copper Corp.	94,775	637,027
	Cascades, Inc.	34,423	242,593
	CCL Industries, Inc., Class B	27,956	1,520,860
*	Celestica, Inc. (CLS US)	32,526	1,705,663

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Centerra Gold, Inc.	57,303	$384,330
	CES Energy Solutions Corp.	73,300	438,531
*	CGI, Inc. (GIB US)	12,994	1,480,926
*	CGI, Inc. (GIBA CN)	6,491	740,143
	CI Financial Corp.	33,144	400,662
*	Cineplex, Inc.	1,096	7,303
*	Cipher Pharmaceuticals, Inc.	3,000	27,639
#	Cogeco Communications, Inc.	3,747	171,792
	Cogeco, Inc.	1,876	74,339
#	Colliers International Group, Inc. (CIGI CN)	820	110,511
	Colliers International Group, Inc. (CIGI US)	4,736	637,797
	Computer Modelling Group Ltd.	19,159	192,332
	Constellation Software, Inc.	1,052	3,319,318
	Converge Technology Solutions Corp.	29,245	89,176
	Definity Financial Corp.	18,422	640,730
#*	Denison Mines Corp. (DML CN)	97,775	192,625
*	dentalcorp Holdings Ltd.	8,175	47,073
*	Descartes Systems Group, Inc. (DSGX US)	4,255	432,521
	Dexterra Group, Inc.	13,572	58,293
	Dollarama, Inc.	24,451	2,292,176
	Doman Building Materials Group Ltd.	28,370	146,715
*	Dorel Industries, Inc., Class B	8,016	40,061
#	DREAM Unlimited Corp., Class A	9,274	143,806
	Dundee Precious Metals, Inc.	83,885	709,041
	Dye & Durham Ltd.	4,990	47,853
	Dynacor Group, Inc.	9,100	34,735
	E-L Financial Corp. Ltd.	200	186,350
*	Eldorado Gold Corp. (EGO US)	28,305	480,046
*	Eldorado Gold Corp. (ELD CN)	36,906	625,773
	Element Fleet Management Corp.	103,182	1,973,735
	Empire Co. Ltd., Class A	32,164	850,314
#	Enbridge, Inc. (ENB CN)	23,766	889,438
	Enbridge, Inc. (ENB US)	33,548	1,255,366
	Endeavour Mining PLC	37,160	817,670
#*	Endeavour Silver Corp. (EXK US)	31,151	140,491
	Enerflex Ltd. (EFX CN)	8,801	49,275
	Enerflex Ltd. (EFXT US)	2,498	13,964
	Enghouse Systems Ltd.	8,952	199,250
*	Ensign Energy Services, Inc.	59,117	110,043
	EQB, Inc.	9,000	628,204
#*	Equinox Gold Corp. (EQX CN)	11,142	62,543
	Equinox Gold Corp. (EQX US)	62,852	353,228
#*	ERO Copper Corp. (ERO CN)	11,587	226,595
	ERO Copper Corp. (ERO US)	7,007	136,637
	Evertz Technologies Ltd.	7,706	72,000
	Exchange Income Corp.	6,358	223,761
	Exco Technologies Ltd.	6,801	39,260
#	Extendicare, Inc.	18,318	104,947
	Fairfax Financial Holdings Ltd.	4,317	5,091,130
	Fiera Capital Corp.	22,653	134,049
	Finning International, Inc.	36,735	1,052,840
*	Firan Technology Group Corp.	3,300	15,202
	Firm Capital Mortgage Investment Corp.	9,400	80,203
	First Majestic Silver Corp. (AG US)	52,394	323,795
#*	First Mining Gold Corp.	44,500	4,351
	First National Financial Corp.	4,925	132,021
	First Quantum Minerals Ltd.	42,727	523,005
	FirstService Corp. (FSV CN)	1,700	296,412
	FirstService Corp. (FSV US)	4,094	714,649

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
*	Florida Canyon Gold, Inc.	8,137	$3,183
	Foraco International SA	13,200	26,388
*	Forsys Metals Corp.	28,000	11,357
*	Fortuna Mining Corp. (FSM US)	37,710	182,139
*	Fortuna Mining Corp. (FVI CN)	36,107	173,912
#	Freehold Royalties Ltd.	34,200	350,757
	Frontera Energy Corp.	5,333	30,013
*	Galiano Gold, Inc.	24,802	45,629
*	GDI Integrated Facility Services, Inc.	3,200	80,287
	George Weston Ltd.	7,389	1,144,328
	GFL Environmental, Inc.	19,931	773,721
	Gibson Energy, Inc.	41,324	675,240
	Gildan Activewear, Inc. (GIL CN)	2,100	85,512
	Gildan Activewear, Inc. (GIL US)	29,311	1,192,078
	goeasy Ltd.	3,750	551,887
*	GoGold Resources, Inc.	24,168	26,957
	Great-West Lifeco, Inc.	28,022	841,685
	Guardian Capital Group Ltd., Class A	5,228	167,331
*	Haivision Systems, Inc.	100	297
	Hammond Power Solutions, Inc.	1,900	164,231
	Headwater Exploration, Inc.	51,934	274,970
*	Heroux-Devtek, Inc.	8,414	190,079
	High Liner Foods, Inc.	5,650	54,059
#*	HLS Therapeutics, Inc.	700	1,658
	Hudbay Minerals, Inc. (HBM CN)	57,861	482,783
	Hudbay Minerals, Inc. (HBM US)	51,304	427,875
Ω	Hydro One Ltd.	17,900	560,992
	iA Financial Corp., Inc.	24,300	1,643,174
*	IAMGOLD Corp. (IMG CN)	123,812	510,260
#	IGM Financial, Inc.	14,464	409,830
*	Imperial Metals Corp.	8,315	12,527
	Information Services Corp.	3,800	70,294
	Innergex Renewable Energy, Inc.	13,576	93,319
	Intact Financial Corp.	12,516	2,274,483
*	Interfor Corp.	14,669	192,626
*	Ivanhoe Mines Ltd., Class A	13,175	172,244
Ω	Jamieson Wellness, Inc.	5,532	130,902
#*	Journey Energy, Inc.	5,500	12,349
*	K92 Mining, Inc.	42,102	240,905
*	Karora Resources, Inc.	21,675	100,003
	K-Bro Linen, Inc.	2,121	55,412
	Keyera Corp.	41,897	1,181,971
*	Kinaxis, Inc.	1,366	168,058
	Kinross Gold Corp. (K CN)	380,521	3,458,906
	Kinross Gold Corp. (KGC US)	9,617	87,130
*	Kiwetinohk Energy Corp.	1,200	11,821
*	Knight Therapeutics, Inc.	16,922	70,107
#	KP Tissue, Inc.	3,500	21,370
	Labrador Iron Ore Royalty Corp.	13,609	302,411
#*	Largo, Inc. (LGO CN)	4,043	8,346
	Lassonde Industries, Inc., Class A	912	99,084
#	Laurentian Bank of Canada	11,348	219,785
	Leon's Furniture Ltd.	8,006	158,885
#*	Lightspeed Commerce, Inc. (LSPD US)	37,286	499,260
	Linamar Corp.	12,154	606,269
	Loblaw Cos. Ltd.	15,654	1,930,368
*	Lucara Diamond Corp.	114,752	26,181
	Lundin Gold, Inc.	24,670	427,055
	Lundin Mining Corp.	167,701	1,693,226

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Magellan Aerospace Corp.	4,737	$32,663
#	Magna International, Inc. (MG CN)	12,585	558,493
#	Magna International, Inc. (MGA US)	42,011	1,864,028
	Mainstreet Equity Corp.	900	127,081
*	Major Drilling Group International, Inc.	19,412	132,586
*	Mandalay Resources Corp.	5,100	9,235
	Manulife Financial Corp. (MFC US)	107,818	2,871,193
#	Maple Leaf Foods, Inc.	13,035	238,013
	Martinrea International, Inc.	20,136	165,971
*	Mattr Corp.	16,371	208,098
*	MDA Space Ltd.	10,609	101,506
	Medical Facilities Corp.	6,857	69,382
	Melcor Developments Ltd.	3,200	28,161
	Metro, Inc.	19,368	1,153,419
	Morguard Corp.	700	56,602
	MTY Food Group, Inc.	5,624	185,586
#	Mullen Group Ltd.	21,578	233,652
	National Bank of Canada	51,008	4,266,399
	Neo Performance Materials, Inc.	3,400	19,578
*	New Gold, Inc. (NGD CN)	152,827	353,108
*	New Gold, Inc. (NGD US)	14,500	33,495
*	NFI Group, Inc.	3,671	45,600
#	North American Construction Group Ltd. (NOA CN)	7,400	148,038
	North American Construction Group Ltd. (NOA US)	3,292	65,708
	North West Co., Inc.	12,809	414,798
	Northland Power, Inc.	52,004	869,715
	Nutrien Ltd. (NTR CN)	1,700	87,189
	Nutrien Ltd. (NTR US)	68,141	3,488,828
	OceanaGold Corp.	199,907	492,293
	Onex Corp.	17,120	1,173,160
	Open Text Corp. (OTEX CN)	1,630	51,380
	Open Text Corp. (OTEX US)	22,085	696,340
*	Orla Mining Ltd. (ORLA US)	14,309	53,516
	Osisko Gold Royalties Ltd. (OR CN)	5,289	92,751
	Osisko Gold Royalties Ltd. (OR US)	25,608	449,164
*	Osisko Mining, Inc.	91,703	217,194
	Pan American Silver Corp. (PAAS CN)	17,203	395,483
#	Pan American Silver Corp. (PAAS US)	51,627	1,186,385
	Park Lawn Corp.	7,200	138,039
	Parkland Corp.	39,725	1,114,366
	Pason Systems, Inc.	18,604	220,448
	Pembina Pipeline Corp. (PBA US)	38,309	1,484,091
#	Pembina Pipeline Corp. (PPL CN)	5,865	227,310
	PHX Energy Services Corp.	13,038	99,817
	Pizza Pizza Royalty Corp.	7,900	75,987
	Polaris Renewable Energy, Inc.	6,500	60,638
#	PrairieSky Royalty Ltd.	33,624	675,816
*	Precision Drilling Corp. (PD CN)	1,898	146,038
*	Precision Drilling Corp. (PDS US)	4,800	368,907
	Premium Brands Holdings Corp.	6,591	445,781
	Primo Water Corp. (PRMW US)	37,730	827,419
	Propel Holdings, Inc.	5,900	123,372
*	Quarterhill, Inc.	31,600	39,138
	Quebecor, Inc., Class B	32,494	717,826
	RB Global, Inc. (RBA US)	7,425	591,253
*	Real Matters, Inc.	10,100	55,743
#	Restaurant Brands International, Inc. (QSR US)	15,606	1,092,264
	Richelieu Hardware Ltd.	10,888	321,597
	Rogers Communications, Inc. (RCI US), Class B	17,335	669,998

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
	Rogers Communications, Inc. (RCIB CN), Class B	17,458	$675,104
	Rogers Sugar, Inc.	24,400	101,442
#	Royal Bank of Canada (RY CN)	8,514	951,392
#	Royal Bank of Canada (RY US)	80,240	8,966,018
	Russel Metals, Inc.	18,045	524,627
	Sandstorm Gold Ltd. (SAND US)	44,130	253,747
*	Sangoma Technologies Corp.	1,400	7,352
	Saputo, Inc.	34,416	790,946
#	Savaria Corp.	6,800	95,943
*	Seabridge Gold, Inc. (SA US)	7,687	127,604
	Secure Energy Services, Inc.	69,338	612,198
*	Shopify, Inc. (SHOP US), Class A	6,770	414,324
	Sienna Senior Living, Inc.	11,000	123,652
*	SilverCrest Metals, Inc. (SIL CN)	15,403	150,722
*	SilverCrest Metals, Inc. (SILV US)	12,070	117,803
Ω	Sleep Country Canada Holdings, Inc.	8,995	228,157
*	Source Energy Services Ltd.	3,700	40,359
Ω	Spin Master Corp.	5,831	133,501
	Sprott, Inc. (SII US)	2,451	109,266
	SSR Mining, Inc. (SSRM CN)	27,376	151,886
	SSR Mining, Inc. (SSRM US)	22,172	123,498
	Stantec, Inc. (STN CN)	6,501	572,007
	Stantec, Inc. (STN US)	11,124	978,801
	Stelco Holdings, Inc.	13,600	654,561
	Stella-Jones, Inc.	15,995	1,076,142
*Ω	STEP Energy Services Ltd.	6,300	20,534
	StorageVault Canada, Inc.	33,326	113,207
	Sun Life Financial, Inc. (SLF CN)	22,751	1,129,434
	Sun Life Financial, Inc. (SLF US)	42,872	2,126,880
#*	SunOpta, Inc. (STKL US)	700	3,710
	Superior Plus Corp.	55,940	323,327
	Supremex, Inc.	2,200	6,661
	Sylogist Ltd.	3,900	30,479
#	Tamarack Valley Energy Ltd.	144,199	428,216
*	Taseko Mines Ltd. (TGB US)	11,717	25,660
*	Taseko Mines Ltd. (TKO CN)	48,479	106,042
	TELUS Corp.	9,014	145,527
*	TELUS International CDA, Inc.	4,400	29,744
*	Tenaz Energy Corp.	3,700	19,188
	TerraVest Industries, Inc.	1,300	77,097
	TFI International, Inc. (TFII CN)	8,716	1,356,720
	TFI International, Inc. (TFII US)	1,564	243,593
	Thomson Reuters Corp. (TRI US)	4,286	693,989
#	Tidewater Midstream & Infrastructure Ltd.	71,300	29,953
	Timbercreek Financial Corp.	21,635	119,877
	TMX Group Ltd.	20,943	636,489
#	Topaz Energy Corp.	13,412	252,474
*	Torex Gold Resources, Inc.	36,899	585,028
	Toromont Industries Ltd.	13,530	1,258,286
	Toronto-Dominion Bank (TD CN)	7,237	427,359
	Toronto-Dominion Bank (TD US)	70,974	4,189,595
	Total Energy Services, Inc.	11,308	80,265
*	Transat AT, Inc.	6,918	11,124
	Transcontinental, Inc., Class A	20,810	245,684
	Trican Well Service Ltd.	58,515	213,607
	Triple Flag Precious Metals Corp. (TFPM CN)	1,800	27,848
	Triple Flag Precious Metals Corp. (TFPM US)	7,056	109,225
*	Trisura Group Ltd. (TSU CN)	5,012	167,641
	Vecima Networks, Inc.	1,615	25,407

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CANADA — (Continued)
#	VersaBank (VBNK CN)	2,400	$28,943
	VersaBank (VBNK US)	1,100	13,332
*	Victoria Gold Corp.	11,300	5,074
*	Vitalhub Corp.	6,200	35,296
	Wajax Corp.	9,919	191,102
*	Wall Financial Corp.	700	9,932
	Waste Connections, Inc. (WCN US)	6,901	1,226,790
*	Well Health Technologies Corp.	26,439	92,684
*	Wesdome Gold Mines Ltd.	21,184	203,915
	West Fraser Timber Co. Ltd. (WFG CN)	16,188	1,435,481
	Western Forest Products, Inc.	95,411	28,679
	Westshore Terminals Investment Corp.	8,046	134,911
	Wheaton Precious Metals Corp. (WPM US)	11,638	695,487
#*	WildBrain Ltd.	21,563	20,772
	Winpak Ltd.	6,205	213,747
	WSP Global, Inc.	9,281	1,541,668
#*	Yangarra Resources Ltd.	16,900	12,730
#	Yellow Pages Ltd.	2,901	20,066
TOTAL CANADA			168,624,325
CHINA — (0.0%)
*	China Gold International Resources Corp. Ltd. (CGG CN)	56,934	313,402
	SIIC Environment Holdings Ltd. (SIIC SP)	305,800	39,646
TOTAL CHINA			353,048
DENMARK — (1.8%)
*	ALK-Abello AS	32,472	731,915
	Alm Brand AS	198,447	378,589
*	Ambu AS, Class B	46,359	941,382
	AP Moller - Maersk AS (MAERSKA DC), Class A	150	243,665
	AP Moller - Maersk AS (MAERSKB DC), Class B	176	291,164
*	Bang & Olufsen AS	27,144	36,731
	BankNordik P	1,197	26,167
*	Cadeler AS (CDLR US), ADR	519	13,515
	cBrain AS	1,564	58,000
	Coloplast AS, Class B	14,222	1,848,867
	Columbus AS	25,009	31,652
	Danske Bank AS	61,163	1,870,516
*	Demant AS	19,244	737,804
	Dfds AS	8,841	242,499
	DSV AS	9,454	1,734,285
	FLSmidth & Co. AS	14,063	717,399
*	GN Store Nord AS	31,954	839,662
#	GronlandsBANKEN AS	259	25,121
*	H&H International AS, Class B	3,579	52,511
*	Huscompagniet AS	250	2,064
	ISS AS	34,147	624,158
	Jeudan AS	1,620	49,770
	Jyske Bank AS	15,613	1,272,817
	Matas AS	10,756	183,785
*Ω	Netcompany Group AS	10,744	457,284
*	Nilfisk Holding AS	3,833	71,420
*	NKT AS	14,984	1,348,828
*Ω	NNIT AS	3,366	52,233
	North Media AS	2,064	17,063
*	NTG Nordic Transport Group AS	1,316	55,817
*Ω	Orsted AS	4,517	269,231
	Pandora AS	24,859	3,896,731

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
DENMARK — (Continued)
	Parken Sport & Entertainment AS	1,139	$19,325
	Per Aarsleff Holding AS	4,795	274,184
	Ringkjoebing Landbobank AS	7,641	1,352,411
	Rockwool AS (ROCKA DC), Class A	1,003	441,367
	Rockwool AS (ROCKB DC), Class B	2,447	1,081,605
#*	RTX AS	1,768	20,797
	Schouw & Co. AS	3,662	302,219
	Solar AS, Class B	1,575	74,594
	SP Group AS	1,755	63,616
	Spar Nord Bank AS	24,008	489,621
	Sparekassen Sjaelland-Fyn AS	1,955	64,050
	Sydbank AS	16,028	864,106
*	TCM Group AS	1,798	15,642
	Tivoli AS	661	67,301
	Topdanmark AS	12,033	655,341
	TORM PLC, Class A	12,022	465,539
	Tryg AS	55,216	1,208,905
	UIE PLC	3,870	139,193
*	Vestas Wind Systems AS	60,651	1,500,933
TOTAL DENMARK			28,223,394
FINLAND — (1.7%)
	Aktia Bank OYJ	13,319	134,515
	Alandsbanken Abp, Class B	1,334	49,725
	Alma Media OYJ	6,819	78,274
	Aspo OYJ	5,171	33,269
	Atria OYJ	4,031	43,365
	Cargotec OYJ, Class B	11,710	596,889
	Citycon OYJ	11,056	48,688
	Digia OYJ	3,511	21,136
	Elisa OYJ	19,673	916,003
Ω	Enento Group OYJ	2,714	50,246
	eQ OYJ	1,501	23,040
	Fiskars OYJ Abp	6,389	109,948
	F-Secure OYJ	15,090	33,857
	Gofore OYJ	928	22,551
	Harvia OYJ	3,410	146,744
	Huhtamaki OYJ	22,410	908,040
*	Incap OYJ	2,299	28,380
*	Kalmar OYJ, Class B	11,710	346,230
	Kamux Corp.	5,559	30,735
	Kemira OYJ	29,190	659,937
	Kesko OYJ (KESKOA FH), Class A	18,527	345,964
	Kesko OYJ (KESKOB FH), Class B	71,306	1,289,833
*	Kojamo OYJ	19,039	188,291
	Kone OYJ, Class B	27,467	1,402,591
	Konecranes OYJ	19,503	1,362,349
	Lassila & Tikanoja OYJ	7,680	74,824
*	Lindex Group OYJ	7,864	24,461
	Mandatum OYJ	66,276	306,959
	Marimekko OYJ	8,031	118,936
	Metsa Board OYJ (METSB FH), Class B	39,037	298,282
	Metso OYJ	123,378	1,253,586
	Neste OYJ	30,584	617,272
#	Nokia OYJ (NOK US), Sponsored ADR	99,322	389,342
	Nokia OYJ (NOKIA FH)	319,181	1,254,350
	Nokian Renkaat OYJ	29,429	268,518
	Nordea Bank Abp (NDA FH)	278,499	3,258,922
	Nordea Bank Abp (NDA SS)	83,521	978,048

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FINLAND — (Continued)
	Oma Saastopankki OYJ	2,640	$39,692
	Oriola OYJ (OKDAV FH)	2,227	2,508
	Oriola OYJ (OKDBV FH), Class B	38,503	40,384
	Outokumpu OYJ	96,285	347,156
	Ponsse OYJ	2,132	55,835
	Puuilo OYJ	10,882	119,519
*	QT Group OYJ	4,536	403,657
	Raisio OYJ, Class V	36,963	81,984
*	Rapala VMC OYJ	1,151	3,374
*	Remedy Entertainment OYJ	696	13,415
	Revenio Group OYJ	5,089	158,220
	Sampo OYJ, Class A	17,162	752,298
	Sanoma OYJ	22,570	166,858
	Scanfil OYJ	3,322	26,286
	Stora Enso OYJ, Class R	98,877	1,236,073
#	Taaleri PLC	3,658	32,731
#	Talenom OYJ	3,569	18,335
	TietoEVRY OYJ	20,784	421,466
	Tokmanni Group Corp.	12,950	158,545
	UPM-Kymmene OYJ	52,586	1,739,335
	Vaisala OYJ, Class A	4,717	232,598
#	Valmet OYJ	36,322	1,028,662
*	Verkkokauppa.com OYJ	1,932	3,886
	Wartsila OYJ Abp	50,970	1,053,295
*	WithSecure OYJ	20,438	22,941
	YIT OYJ	30,708	77,099
TOTAL FINLAND			25,950,252
FRANCE — (7.0%)
	ABC arbitrage	6,472	28,247
	Accor SA	31,299	1,204,483
	Aeroports de Paris SA	3,329	437,385
	AKWEL SADIR	2,771	32,160
*	Alstom SA	61,274	1,200,517
	Altamir	3,848	104,518
	Alten SA	5,685	625,247
Ω	Amundi SA	9,891	721,852
*Ω	Aramis Group SAS	2,426	12,328
	Arkema SA	14,136	1,275,673
	Assystem SA	1,573	83,438
#*	Atos SE	25,226	26,650
	Aubay	1,418	56,134
	AXA SA	62,944	2,209,951
#*	Axway Software SA	2,380	55,362
#*	Bastide le Confort Medical	789	17,221
	Beneteau SACA	9,994	97,434
	BioMerieux	3,901	411,659
	BNP Paribas SA	44,394	3,041,598
	Boiron SA	1,017	35,708
#	Bollore SE	83,620	520,521
#	Bonduelle SCA	3,955	27,435
*††	Bourbon Corp. SA	3,477	0
	Bouygues SA	44,174	1,525,151
#	Bureau Veritas SA	55,955	1,750,788
	Capgemini SE	10,676	2,119,436
	Carrefour SA	104,406	1,557,448
#	Catana Group	5,629	30,023
	CBo Territoria	5,862	22,286
*	Cegedim SA	1,934	27,109

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Cie de Saint-Gobain SA	61,239	$5,253,433
	Cie des Alpes	5,170	74,028
	Cie Generale des Etablissements Michelin SCA	81,354	3,220,710
#*	Clariane SE	44,480	87,581
	Coface SA	31,407	475,488
	Credit Agricole SA	63,648	965,888
	Danone SA	17,675	1,148,257
	Dassault Systemes SE	6,403	242,730
	Derichebourg SA	26,657	137,272
	Edenred SE	18,447	768,110
	Eiffage SA	19,347	1,925,447
#*	Ekinops SAS	1,391	5,018
*Ω	Elior Group SA	33,133	114,990
	Elis SA	63,950	1,478,865
	Engie SA	293,909	4,620,297
#	Equasens	840	43,734
	Eramet SA	1,749	148,558
	EssilorLuxottica SA	7,241	1,657,028
	Eurazeo SE	12,682	997,759
Ω	Euronext NV	13,968	1,412,206
#*	Eutelsat Communications SACA	30,479	157,523
*	Exclusive Networks SA	3,642	91,653
	Fnac Darty SA (0QSH LI)	904	27,166
	Fnac Darty SA (FNAC FP)	2,301	68,295
	Forvia SE (1EO IM)	1,747	20,469
	Forvia SE (FRVIA FP)	37,781	442,526
	Gaztransport Et Technigaz SA	8,586	1,265,105
	Getlink SE	48,875	870,945
	GL Events SACA	4,170	85,492
	Groupe Crit SA	826	59,130
	Guerbet	1,880	71,366
	Hermes International SCA	1,349	2,948,016
*	ID Logistics Group SACA	761	367,993
#	Imerys SA	8,616	292,745
	Infotel SA	935	39,367
	Interparfums SA	676	34,353
	Ipsen SA	8,567	961,904
#	IPSOS SA	11,077	683,641
	Jacquet Metals SACA	3,858	63,580
*	JCDecaux SE	15,974	333,018
	Kaufman & Broad SA	3,216	109,983
	Kering SA	3,867	1,187,702
	Lectra	3,542	99,800
	Legrand SA	16,520	1,784,935
	Linedata Services	158	12,338
	LISI SA	2,450	67,454
	LNA Sante SA	1,295	35,973
	L'Oreal SA	8,848	3,826,295
*	Lumibird	1,386	15,437
	LVMH Moet Hennessy Louis Vuitton SE	14,435	10,181,903
#Ω	Maisons du Monde SA	7,630	30,268
	Manitou BF SA	2,842	65,736
	Mersen SA	6,067	210,297
	Metropole Television SA	6,241	81,464
#Ω	Neoen SA	10,070	419,899
	Nexans SA	6,710	867,242
*	Nexity SA	13,134	148,030
	NRJ Group	4,221	36,752
	Oeneo SA	3,475	39,464

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
FRANCE — (Continued)
	Opmobility	15,935	$167,062
	Orange SA (ORA FP)	398,837	4,426,000
#*	Pierre Et Vacances SA	14,537	21,577
	Publicis Groupe SA (PUB FP)	21,127	2,205,583
	Quadient SA	7,809	154,906
*††	Recylex SA	3,158	0
	Renault SA	41,369	2,004,830
	Rexel SA	70,679	1,795,734
	Robertet SA	58	53,141
#	Rubis SCA	11,176	350,026
	Samse SACA	114	20,609
	Savencia SA	1,171	63,396
	Schneider Electric SE (SU FP)	9,469	2,282,362
	SCOR SE	38,988	834,432
	SEB SA	5,068	507,144
	Seche Environnement SACA	643	70,173
	SES SA	168,963	913,623
#*Ω	SMCP SA	10,385	24,641
	Societe BIC SA	5,800	363,901
	Societe Generale SA	62,054	1,609,492
	Societe LDC SADIR	776	121,489
*	SOITEC	2,606	335,950
	Sopra Steria Group	3,410	632,154
	SPIE SA	34,312	1,326,327
	Stef SA	1,222	177,345
	STMicroelectronics NV (STM FP)	39,978	1,321,786
#	STMicroelectronics NV (STM US)	56,016	1,891,100
	Sword Group	2,115	78,366
	Synergie SE	2,137	75,165
	Technip Energies NV	33,017	841,157
	Teleperformance SE	11,280	1,452,135
	Television Francaise 1 SA	11,484	101,050
	Thermador Groupe	1,751	144,501
#	Tikehau Capital SCA	5,921	149,810
	Totalenergies EP Gabon	250	43,129
	Trigano SA	1,803	211,408
*	Ubisoft Entertainment SA	24,291	499,020
	Valeo SE	57,959	662,307
*	Vallourec SACA	55,614	899,196
	Veolia Environnement SA (VIE FP)	35,647	1,119,804
Ω	Verallia SA	18,826	553,774
	Vetoquinol SA	403	43,948
	VIEL & Cie SA	1,966	21,372
	Vinci SA	39,311	4,486,090
	Virbac SACA	756	287,789
	Viridien	1,930	100,161
	Vivendi SE	116,631	1,244,541
#*	Voltalia SA	5,971	66,373
	Wavestone	1,568	91,091
*Ω	Worldline SA	34,258	388,720
*Ω	X-Fab Silicon Foundries SE	13,964	89,334
TOTAL FRANCE			109,465,444
GERMANY — (6.7%)
	1&1 AG	9,160	147,453
	7C Solarparken AG	14,165	36,009
	Adesso SE	821	81,173
	adidas AG	10,345	2,592,429
	Adtran Networks SE	552	11,487

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	All for One Group SE	614	$38,231
#	Allgeier SE	1,476	28,105
	Allianz SE (ALV GR)	15,593	4,392,008
	AlzChem Group AG	905	50,023
	Amadeus Fire AG	1,214	124,746
*	Aroundtown SA	110,504	235,747
	Atoss Software SE	2,472	364,411
Ω	Aumann AG	2,303	35,931
	Aurubis AG	8,864	691,261
*Ω	Auto1 Group SE	4,252	35,801
	BASF SE	73,078	3,402,303
	Bayerische Motoren Werke AG	33,201	3,079,364
*	BayWa AG (BYW6 GR)	4,041	56,750
	Bechtle AG	20,293	896,820
Ω	Befesa SA	6,603	205,000
	Bertrandt AG	1,410	40,902
	Bijou Brigitte AG	1,184	45,397
	Bilfinger SE	7,107	398,456
*	Borussia Dortmund GmbH & Co. KGaA	22,581	89,081
#*	BRANICKS Group AG	8,141	18,870
	Brenntag SE	30,080	2,139,780
Ω	Brockhaus Technologies AG	498	16,793
	CANCOM SE	5,932	211,857
	Carl Zeiss Meditec AG	260	17,788
*	Ceconomy AG	39,377	118,769
	CENIT AG	1,138	16,378
	Cewe Stiftung & Co. KGaA	1,993	213,389
	Commerzbank AG	151,534	2,470,379
	CompuGroup Medical SE & Co. KGaA	7,138	123,795
	Continental AG	25,163	1,542,588
*Ω	Covestro AG	30,349	1,786,610
	CTS Eventim AG & Co. KGaA	13,951	1,228,857
	Daimler Truck Holding AG	86,009	3,320,717
*Ω	Delivery Hero SE	1,149	25,563
	Deutsche Bank AG (DB US)	183,602	2,856,847
#	Deutsche Beteiligungs AG	3,604	96,247
	Deutsche Boerse AG	17,901	3,665,560
	Deutsche EuroShop AG	2,146	56,196
*Ω	Deutsche Pfandbriefbank AG	37,082	209,269
	Deutsche Post AG	107,772	4,807,227
	Deutsche Telekom AG (DTE GR)	387,487	10,135,684
	Deutsche Wohnen SE	5,597	111,155
	Deutz AG	16,578	95,484
*	Dr Hoenle AG	981	18,607
	Draegerwerk AG & Co. KGaA	933	46,365
	Duerr AG	11,717	257,711
Ω	DWS Group GmbH & Co. KGaA	8,223	310,965
	E.ON SE	133,334	1,869,759
	Eckert & Ziegler SE	2,712	126,925
	EDAG Engineering Group AG	3,367	38,799
	Elmos Semiconductor SE	2,333	190,701
	ElringKlinger AG	10,300	53,877
*	Encavis AG	22,910	429,390
	Energiekontor AG	2,205	155,109
	Evonik Industries AG	41,187	834,107
	Fabasoft AG	1,317	23,293
	Fielmann Group AG	5,636	255,169
	flatexDEGIRO AG	10,265	144,959
*	Fraport AG Frankfurt Airport Services Worldwide	9,284	471,472

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Freenet AG	33,738	$933,601
	Fresenius Medical Care AG (FME GR)	38,276	1,476,989
	Friedrich Vorwerk Group SE	2,185	46,899
	FUCHS SE	6,716	232,961
	GEA Group AG	35,712	1,576,880
	Gerresheimer AG	8,398	868,247
	Gesco SE	2,374	36,473
	GFT Technologies SE	5,152	132,301
*	Grand City Properties SA	11,274	132,898
	Grenke AG	5,586	172,494
	H&R GmbH & Co. KGaA	3,109	13,679
	Hamburger Hafen und Logistik AG	6,797	114,015
	Hannover Rueck SE	4,893	1,214,886
#Ω	Hapag-Lloyd AG	3,154	559,973
*	Heidelberger Druckmaschinen AG	64,962	79,300
	Hella GmbH & Co. KGaA	3,785	357,765
*	HelloFresh SE	36,463	227,775
	Henkel AG & Co. KGaA	6,560	508,288
	Hensoldt AG	13,200	488,415
*	Highlight Communications AG	1,553	3,016
	HOCHTIEF AG	7,024	835,090
	Hornbach Holding AG & Co. KGaA	2,894	237,205
#	Hugo Boss AG	13,678	543,570
	Indus Holding AG	5,893	142,765
	Infineon Technologies AG (IFX GR)	76,017	2,640,689
	Init Innovation in Traffic Systems SE	1,284	56,271
Ω	Instone Real Estate Group SE	9,205	94,021
	IVU Traffic Technologies AG	1,545	23,313
	Jenoptik AG	10,065	286,970
Ω	JOST Werke SE	3,281	148,306
	K&S AG	18,876	243,173
	KION Group AG	17,558	694,416
	Kloeckner & Co. SE	2,749	15,166
#	Knaus Tabbert AG	887	29,752
	Knorr-Bremse AG	10,009	804,882
*	Koenig & Bauer AG	4,031	54,481
	Kontron AG	7,238	153,353
	Krones AG	3,375	456,617
	KWS Saat SE & Co. KGaA	2,056	142,691
	Lanxess AG	20,607	537,979
	LEG Immobilien SE	11,944	1,041,893
	Leifheit AG	1,652	30,939
#*	LPKF Laser & Electronics SE	2,771	25,678
#*	MAX Automation SE	1,137	7,481
*	Medios AG	2,754	53,645
	Mercedes-Benz Group AG	87,722	5,798,812
	METRO AG	30,695	139,775
*	Mister Spex SE	2,966	8,945
	MLP SE	19,862	126,050
	MTU Aero Engines AG	2,506	709,608
	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	11,568	5,697,526
	Mutares SE & Co. KGaA	5,654	195,698
*	Nagarro SE	1,826	158,791
	Nemetschek SE	11,388	1,087,737
	New Work SE	642	45,846
	Nexus AG	1,175	70,458
	Norma Group SE	7,911	146,982
	OHB SE	1,146	54,317
	Patrizia SE	11,415	89,920

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
GERMANY — (Continued)
	Pfeiffer Vacuum Technology AG	716	$122,102
	PNE AG	9,931	157,892
	ProCredit Holding AG	6,561	60,268
	ProSiebenSat.1 Media SE	36,207	248,392
*	PSI Software SE	971	22,384
	Puma SE (PUM GR)	22,565	1,119,745
*	PVA TePla AG	5,818	90,897
	PWO AG	549	17,253
*	q.beyond AG	24,716	22,789
	Rational AG	1,032	903,389
#	RTL Group SA	8,285	260,928
	SAF-Holland SE	6,237	127,590
	Salzgitter AG	6,774	121,459
	SAP SE (SAP GR)	11,297	2,388,414
	Secunet Security Networks AG	415	54,889
*	SGL Carbon SE	12,199	81,930
	Siltronic AG	4,751	387,465
	Sixt SE	2,781	194,047
#	SMA Solar Technology AG	3,324	89,400
	Stabilus SE	9,463	463,077
	Stemmer Imaging AG	320	16,658
	STRATEC SE	599	26,308
	Stroeer SE & Co. KGaA	8,457	571,782
	Suedzucker AG	17,340	228,423
	Surteco Group SE	989	15,201
	SUSS MicroTec SE	3,494	237,265
	Symrise AG	4,463	562,478
*	TAG Immobilien AG	27,325	411,671
	Takkt AG	7,339	85,041
*	Talanx AG	14,242	1,081,985
*Ω	TeamViewer SE	31,802	428,911
	Technotrans SE	1,771	31,706
	thyssenkrupp AG	131,398	503,123
	United Internet AG	21,380	474,191
#	Verbio SE	6,536	122,882
	Volkswagen AG	3,175	374,615
	Vonovia SE	40,490	1,241,431
	Vossloh AG	2,410	128,118
	Wacker Chemie AG	4,227	422,484
	Wacker Neuson SE	6,826	106,252
	Washtec AG	2,863	114,630
*	Westwing Group SE	2,342	19,082
	Wuestenrot & Wuerttembergische AG	6,832	92,261
TOTAL GERMANY			104,630,372
HONG KONG — (1.5%)
*	Acme International Holdings Ltd.	5,000	1,270
	Aeon Credit Service Asia Co. Ltd.	38,000	27,717
	AIA Group Ltd.	601,000	4,020,002
*	Allied Group Ltd.	50,000	9,420
	APAC Resources Ltd.	26,588	3,400
	Asia Financial Holdings Ltd.	40,000	18,325
	ASMPT Ltd.	64,700	676,474
	Bank of East Asia Ltd.	225,519	284,444
	Best Mart 360 Holdings Ltd.	40,000	8,853
*	Blue River Holdings Ltd.	120,000	1,812
	BOC Hong Kong Holdings Ltd.	196,500	571,682
	Bright Smart Securities & Commodities Group Ltd.	140,000	34,071
	Cafe de Coral Holdings Ltd.	78,000	80,350

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
#	Cathay Pacific Airways Ltd.	298,000	$311,338
	Chevalier International Holdings Ltd.	12,000	6,502
*	China Energy Development Holdings Ltd.	1,680,000	17,196
	China Motor Bus Co. Ltd.	1,400	9,373
*	China Star Entertainment Ltd.	180,000	11,579
*	Chinese Estates Holdings Ltd.	121,000	19,627
	Chow Sang Sang Holdings International Ltd.	97,000	82,389
	Chow Tai Fook Jewellery Group Ltd.	168,000	152,574
	CITIC Telecom International Holdings Ltd.	495,000	131,903
	CK Asset Holdings Ltd.	152,069	581,066
	CK Hutchison Holdings Ltd.	172,500	901,159
*	CK Life Sciences International Holdings, Inc.	264,000	11,485
*	C-Mer Medical Holdings Ltd.	108,000	36,190
#††	Convoy, Inc.	576,000	2,308
*	Cowell e Holdings, Inc.	74,000	202,974
Ω	Crystal International Group Ltd.	111,500	48,889
*	CSC Holdings Ltd.	2,830,000	8,722
	Dah Sing Banking Group Ltd.	113,728	90,061
	Dah Sing Financial Holdings Ltd.	44,920	117,515
	Dickson Concepts International Ltd.	43,500	29,657
	Eagle Nice International Holdings Ltd.	74,000	43,480
	Emperor Watch & Jewellery Ltd.	810,000	16,168
*	Energy International Investments Holdings Ltd.	132,000	7,528
*	ENM Holdings Ltd.	376,000	14,550
*	Esprit Holdings Ltd.	596,750	8,069
*	Eternity Investment Ltd.	590,000	5,548
	Fairwood Holdings Ltd.	19,000	17,684
	Far East Consortium International Ltd.	300,377	43,067
*Ω	FIT Hon Teng Ltd.	322,000	111,265
	FSE Lifestyle Services Ltd.	29,000	20,295
	Get Nice Financial Group Ltd.	101,500	8,757
	Giordano International Ltd.	260,000	52,575
	Glorious Sun Enterprises Ltd.	80,000	10,140
#††	Gold Fin Holdings	38,000	0
	Great Eagle Holdings Ltd.	52,520	71,704
	G-Resources Group Ltd.	113,760	34,199
	Guotai Junan International Holdings Ltd.	719,000	61,519
	Hang Lung Group Ltd.	179,000	196,161
	Hang Lung Properties Ltd.	278,000	203,856
	Hang Seng Bank Ltd.	24,000	293,900
#*	Hao Tian International Construction Investment Group Ltd.	136,000	16,048
	HKBN Ltd.	196,500	62,241
	HKT Trust & HKT Ltd.	780,000	944,707
	Hong Kong Exchanges & Clearing Ltd.	49,740	1,467,182
	Hong Kong Ferry Holdings Co. Ltd.	28,000	15,182
*	Hong Kong Technology Venture Co. Ltd.	107,000	24,397
	Hongkong & Shanghai Hotels Ltd.	106,511	72,452
Ω	Honma Golf Ltd.	25,000	10,702
	Hutchison Telecommunications Hong Kong Holdings Ltd.	340,000	43,954
	Hysan Development Co. Ltd.	82,000	112,298
*	IGG, Inc.	30,000	10,861
Ω	Impro Precision Industries Ltd.	48,000	12,381
*	ITC Properties Group Ltd.	68,018	3,809
	Johnson Electric Holdings Ltd.	91,569	126,603
	K Wah International Holdings Ltd.	256,000	57,289
*	Kader Holdings Co. Ltd.	102,000	3,918
	Kerry Logistics Network Ltd.	74,500	65,174
	Kerry Properties Ltd.	130,500	222,324
	Kowloon Development Co. Ltd.	112,122	62,987

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	KRP Development Holdings Ltd.	41,500	$3,290
	Liu Chong Hing Investment Ltd.	46,000	26,121
	L'Occitane International SA	93,500	404,779
	Luk Fook Holdings International Ltd.	70,000	137,675
	Man Wah Holdings Ltd.	408,400	240,875
	Miramar Hotel & Investment	56,000	66,975
	Modern Dental Group Ltd.	72,000	39,468
	MTR Corp. Ltd.	36,420	117,822
	Nameson Holdings Ltd.	24,000	2,039
	New World Development Co. Ltd.	298,270	278,061
*††	NewOcean Energy Holdings Ltd.	238,000	0
	Nissin Foods Co. Ltd.	61,000	35,556
	Oriental Watch Holdings	113,457	48,625
*	Oshidori International Holdings Ltd.	1,002,000	15,010
	Pacific Basin Shipping Ltd.	1,081,000	324,578
	Pacific Textiles Holdings Ltd.	267,000	57,443
	PAX Global Technology Ltd.	50,000	28,055
	PC Partner Group Ltd.	60,000	32,346
	PCCW Ltd.	902,797	468,078
	Pentamaster International Ltd.	144,000	11,799
	Perfect Medical Health Management Ltd.	88,000	28,496
	Pico Far East Holdings Ltd.	162,000	35,666
	Plover Bay Technologies Ltd.	56,000	30,012
	Power Assets Holdings Ltd.	24,500	156,150
	PRADA SpA	52,100	375,608
*	Public Financial Holdings Ltd.	104,000	14,669
#*	Realord Group Holdings Ltd.	56,000	38,345
*	Regal Hotels International Holdings Ltd.	76,000	27,774
Ω	Regina Miracle International Holdings Ltd.	87,000	24,040
#*	Sa Sa International Holdings Ltd.	98,000	9,148
Ω	Samsonite International SA	283,500	817,542
	SAS Dragon Holdings Ltd.	64,000	31,122
	SEA Holdings Ltd.	47,706	9,261
#*	Shandong Hi-Speed Holdings Group Ltd.	17,000	12,455
	Shangri-La Asia Ltd.	290,000	203,318
*	Shun Tak Holdings Ltd.	394,000	38,899
	Singamas Container Holdings Ltd.	386,000	37,125
	Sino Land Co. Ltd.	345,155	357,014
	SITC International Holdings Co. Ltd.	306,000	682,924
	SmarTone Telecommunications Holdings Ltd.	114,500	54,939
*	Solomon Systech International Ltd.	272,000	9,934
	Soundwill Holdings Ltd.	25,500	18,270
	Stella International Holdings Ltd.	118,500	197,518
	Sun Hung Kai & Co. Ltd.	139,000	47,850
	Sun Hung Kai Properties Ltd.	48,696	421,635
	SUNeVision Holdings Ltd.	170,000	59,764
	Swire Pacific Ltd. (19 HK), Class A	61,500	530,547
	Swire Pacific Ltd. (87 HK), Class B	92,500	119,886
	Swire Properties Ltd.	42,400	66,964
	TAI Cheung Holdings Ltd.	82,000	33,066
	Techtronic Industries Co. Ltd.	94,500	1,210,232
*	Television Broadcasts Ltd.	75,400	30,480
*	Texhong International Group Ltd.	87,000	44,500
	Texwinca Holdings Ltd.	224,000	26,942
#	Theme International Holdings Ltd.	1,010,000	58,249
#*	Tongda Group Holdings Ltd.	1,450,000	14,839
	Town Health International Medical Group Ltd.	538,998	18,600
	Tradelink Electronic Commerce Ltd.	164,000	18,480
	Transport International Holdings Ltd.	59,364	70,098

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HONG KONG — (Continued)
	Tycoon Group Holdings Ltd.	44,000	$21,477
	United Laboratories International Holdings Ltd.	256,000	294,086
	Value Partners Group Ltd.	186,000	36,932
	Vesync Co. Ltd.	17,000	9,039
#	Vitasoy International Holdings Ltd.	88,000	63,133
#*	Vobile Group Ltd.	133,000	22,284
	VSTECS Holdings Ltd.	196,000	107,809
	VTech Holdings Ltd.	37,100	244,083
Ω	WH Group Ltd.	1,176,925	765,053
	Wharf Real Estate Investment Co. Ltd.	142,000	349,095
	Wing On Co. International Ltd.	9,000	13,758
	Wing Tai Properties Ltd.	62,000	16,263
*	Xingye Alloy Materials Group Ltd.	95,000	12,666
	Yue Yuen Industrial Holdings Ltd.	204,500	333,831
*	Zhaobangji Lifestyle Holdings Ltd.	328,000	5,326
TOTAL HONG KONG			23,681,092
IRELAND — (0.7%)
	AIB Group PLC	261,785	1,501,621
	Bank of Ireland Group PLC	232,983	2,638,515
	Cairn Homes PLC	206,386	422,339
	Dalata Hotel Group PLC	53,488	238,126
	FBD Holdings PLC (FBD ID)	6,986	95,744
	Glanbia PLC (GLB ID)	51,531	1,030,571
*Ω	Glenveagh Properties PLC	147,143	219,176
	Irish Continental Group PLC (IR5B ID)	52,931	308,149
	Kingspan Group PLC (KSP ID)	21,831	2,042,599
*	Permanent TSB Group Holdings PLC	22,577	37,745
	Smurfit WestRock PLC	65,683	2,945,226
TOTAL IRELAND			11,479,811
ISRAEL — (0.9%)
*	Adgar Investment & Development Ltd.	12,287	14,076
*	AFI Properties Ltd.	1,879	79,942
	Africa Israel Residences Ltd.	894	52,514
*	Airport City Ltd.	8,088	111,771
	Alony Hetz Properties & Investments Ltd.	17,186	114,714
*	Alrov Properties & Lodgings Ltd.	1,669	60,196
	Amot Investments Ltd.	12,245	49,632
	Arad Ltd.	2,441	29,769
*	Argo Properties NV	2,212	48,590
#	Ashdod Refinery Ltd.	2,235	33,425
#*	Ashtrom Group Ltd.	6,808	85,477
	AudioCodes Ltd. (AUDC US)	5,671	64,082
	Aura Investments Ltd.	10,607	41,924
	Automatic Bank Services Ltd.	2,578	10,364
*	Azorim-Investment Development & Construction Co. Ltd.	13,323	60,310
	Azrieli Group Ltd.	1,219	74,819
	Bank Hapoalim BM	102,490	940,483
	Bank Leumi Le-Israel BM	141,799	1,221,951
	Bezeq The Israeli Telecommunication Corp. Ltd.	173,276	196,411
*	Big Shopping Centers Ltd.	1,012	98,836
	Blue Square Real Estate Ltd.	677	46,452
*	Brack Capital Properties NV	402	28,840
	Camtek Ltd.	1,752	175,870
	Carasso Motors Ltd.	7,213	36,006
*	Cellcom Israel Ltd. (CEL IT)	21,259	80,308
*	Cellcom Israel Ltd. (CELJF US)	6,437	24,622

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
*	Clal Insurance Enterprises Holdings Ltd.	13,588	$207,000
*	Compugen Ltd.	8,054	14,128
	Danel Adir Yeoshua Ltd.	1,201	98,449
	Danya Cebus Ltd.	1,180	25,875
	Delek Automotive Systems Ltd.	2,126	11,645
	Delta Galil Ltd.	3,106	137,948
	Diplomat Holdings Ltd.	1,213	9,899
*	Dor Alon Energy in Israel 1988 Ltd.	859	16,899
*	Doral Group Renewable Energy Resources Ltd.	13,266	40,435
*	Duniec Brothers Ltd.	210	10,573
*	El Al Israel Airlines	33,132	43,766
*	Electra Consumer Products 1970 Ltd.	2,203	42,525
	Electra Ltd.	372	136,339
	Electra Real Estate Ltd.	4,087	39,620
*	Ellomay Capital Ltd.	460	5,567
	Energix-Renewable Energies Ltd.	12,850	43,982
*	Enlight Renewable Energy Ltd. (ENLT IT)	5,996	91,867
*	Enlight Renewable Energy Ltd. (ENLT US)	1,825	28,123
*	Fattal Holdings 1998 Ltd.	1,482	156,782
	First International Bank Of Israel Ltd.	10,254	413,429
	Formula Systems 1985 Ltd. (FORTY IT)	2,553	198,907
	Fox Wizel Ltd.	2,332	152,992
	Gav-Yam Lands Corp. Ltd.	9,065	65,273
*	Gilat Satellite Networks Ltd.	5,876	26,840
*	Hagag Group Real Estate Development	10,027	40,513
	Harel Insurance Investments & Financial Services Ltd.	29,089	261,291
	Hilan Ltd.	3,820	205,341
	Hiper Global Ltd.	1,400	6,821
	ICL Group Ltd.	57,758	241,779
	IDI Insurance Co. Ltd.	2,482	70,791
*	IES Holdings Ltd.	780	43,112
	Ilex Medical Ltd.	1,313	24,296
	Inrom Construction Industries Ltd.	24,007	67,230
	Isracard Ltd.	37,096	129,009
	Israel Canada T.R Ltd.	12,284	43,376
	Israel Discount Bank Ltd., Class A	195,701	999,056
*	Israel Land Development Co. Ltd.	4,449	32,788
	Isras Investment Co. Ltd.	461	83,780
*	Issta Ltd.	2,216	38,366
*	Kamada Ltd. (KMDA US)	4,706	26,589
	Kardan Real Estate Enterprise & Development Ltd.	14,025	16,614
	Kerur Holdings Ltd.	1,414	24,293
	Kvutzat Acro Ltd.	4,440	46,967
	Lahav L.R. Real Estate Ltd.	8,287	7,065
	Lapidoth Capital Ltd.	1,546	21,259
#	Levinstein Properties Ltd.	644	9,886
	M Yochananof & Sons Ltd.	1,345	66,725
	Magic Software Enterprises Ltd. (MGIC IT)	1,344	14,250
	Magic Software Enterprises Ltd. (MGIC US)	4,578	49,351
	Malam - Team Ltd.	1,640	24,565
	Matrix IT Ltd.	7,710	150,442
	Max Stock Ltd.	21,164	48,469
	Maytronics Ltd.	11,731	48,246
	Mediterranean Towers Ltd.	22,942	45,989
	Mega Or Holdings Ltd.	3,782	94,766
	Meitav Investment House Ltd.	11,785	52,038
	Melisron Ltd.	1,210	84,816
	MENIF - Financial Services Ltd.	3,436	10,568
	Menora Mivtachim Holdings Ltd.	7,969	204,398

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ISRAEL — (Continued)
	Meshulam Levinstein Contracting & Engineering Ltd.	363	$23,882
	Migdal Insurance & Financial Holdings Ltd.	78,159	92,754
	Mivne Real Estate KD Ltd.	47,260	109,000
	Mivtach Shamir Holdings Ltd.	1,957	78,947
	Mizrahi Tefahot Bank Ltd.	14,841	535,556
	Nawi Group Ltd.	4,936	35,782
*	Nayax Ltd.	635	13,924
*	Neto Malinda Trading Ltd.	1,892	29,493
	Next Vision Stabilized Systems Ltd.	14,648	176,642
#*	Nice Ltd. (NICE US), Sponsored ADR	704	127,424
*	Nova Ltd. (NVMI IT)	2,207	443,456
*	Nova Ltd. (NVMI US)	185	38,197
	Novolog Ltd.	79,428	29,152
	Oil Refineries Ltd.	559,970	134,651
	One Software Technologies Ltd.	9,525	119,198
*	OY Nofar Energy Ltd.	1,061	23,505
	Palram Industries 1990 Ltd.	3,125	45,316
*	Partner Communications Co. Ltd.	31,777	131,396
	Paz Oil Co. Ltd.	2,321	219,290
*	Perion Network Ltd.	4,225	34,489
	Phoenix Holdings Ltd.	25,749	248,803
	Plasson Industries Ltd.	828	29,315
	Polyram Plastic Industries Ltd.	4,428	12,216
	Prashkovsky Investments & Construction Ltd.	1,402	29,710
*	Priortech Ltd.	1,092	56,951
	Qualitau Ltd.	1,064	39,681
	Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	2,025	112,140
	Retailors Ltd.	4,002	61,893
	Sano-Brunos Enterprises Ltd.	96	7,619
*	Scope Metals Group Ltd.	1,610	46,655
*	Shapir Engineering & Industry Ltd.	7,544	41,945
*	Shikun & Binui Ltd.	51,954	117,942
	Shufersal Ltd.	24,510	165,985
	Strauss Group Ltd.	2,166	31,571
	Summit Real Estate Holdings Ltd.	9,319	110,352
	Tadiran Group Ltd.	810	40,491
Ω	Tamar Petroleum Ltd.	19,353	97,744
	Tel Aviv Stock Exchange Ltd.	18,409	146,245
	Telsys Ltd.	691	34,433
	Tiv Taam Holdings 1 Ltd.	11,482	16,631
*	Tower Semiconductor Ltd. (TSEM US)	11,775	480,420
	Victory Supermarket Chain Ltd.	1,493	16,034
	YH Dimri Construction & Development Ltd.	1,354	107,380
TOTAL ISRAEL			13,629,302
ITALY — (3.1%)
	A2A SpA	350,359	742,085
	ACEA SpA	11,720	203,336
	Amplifon SpA	28,244	897,041
Ω	Anima Holding SpA	31,146	163,782
	Arnoldo Mondadori Editore SpA	37,922	107,339
	Ascopiave SpA	14,613	39,280
#	Avio SpA	3,017	42,543
	Azimut Holding SpA	29,900	749,169
	B&C Speakers SpA	589	9,780
	Banca Generali SpA	14,728	640,911
	Banca IFIS SpA	5,925	139,092
	Banca Mediolanum SpA	34,495	407,258
	Banca Monte dei Paschi di Siena SpA	115,420	629,830

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
	Banca Popolare di Sondrio SpA	128,084	$976,145
	Banca Profilo SpA	37,962	8,710
#Ω	Banca Sistema SpA	9,819	16,764
	Banco BPM SpA	377,363	2,612,737
	Banco di Desio e della Brianza SpA	6,714	36,498
	BasicNet SpA	6,151	21,840
Ω	BFF Bank SpA	30,734	347,406
	Biesse SpA	2,266	23,343
	BPER Banca SpA	243,241	1,423,211
	Brembo NV	18,557	208,178
	Brunello Cucinelli SpA	8,745	816,846
	Cairo Communication SpA	20,643	52,703
Ω	Carel Industries SpA	9,367	173,008
	Cembre SpA	582	22,705
*	CIR SpA-Compagnie Industriali	209,979	133,761
	Credito Emiliano SpA	27,465	300,650
	Danieli & C Officine Meccaniche SpA (DAN IM)	3,400	132,485
	Danieli & C Officine Meccaniche SpA (DANR IM)	11,141	321,179
	Datalogic SpA	1,541	9,206
	De' Longhi SpA	1,642	51,756
#*Ω	doValue SpA	13,756	28,778
	Emak SpA	12,990	14,266
	Enel SpA	505,273	3,607,232
	ERG SpA	2,849	75,543
*	Esprinet SpA	4,881	25,947
	Ferrari NV (RACE IM)	5,231	2,152,977
	Ferrari NV (RACE US)	664	274,239
	Fiera Milano SpA	3,280	13,353
	Fila SpA	7,046	68,031
	FinecoBank Banca Fineco SpA	83,978	1,425,629
	FNM SpA	35,502	17,237
	Gefran SpA	1,074	9,856
	Generali	40,096	1,037,805
	GPI SpA	752	10,012
	Hera SpA	173,783	635,871
	IMMSI SpA	64,785	39,896
Ω	Infrastrutture Wireless Italiane SpA	14,307	159,197
	Intercos SpA	1,466	26,195
	Interpump Group SpA	5,867	254,442
	Intesa Sanpaolo SpA	538,604	2,187,181
	Iren SpA	97,016	197,413
	Italgas SpA	74,604	398,920
	Italmobiliare SpA	3,275	106,171
	Iveco Group NV	61,702	633,628
	IVS Group SA	1,557	12,069
	LU-VE SpA	828	22,989
	Maire SpA	33,875	268,791
	Mediobanca Banca di Credito Finanziario SpA	93,031	1,510,194
	MFE-MediaForEurope NV (MFEA IM), Class A	39,915	135,980
	Moltiply Group SpA	3,541	140,111
	Moncler SpA	13,637	813,121
*	Newlat Food SpA	3,532	46,243
*Ω	Nexi SpA	73,463	450,892
	Orsero SpA	1,785	23,994
Ω	OVS SpA	81,946	231,816
	Pharmanutra SpA	1,008	51,677
#	Piaggio & C SpA	53,220	146,600
Ω	Piovan SpA	3,396	50,107
Ω	Pirelli & C SpA	71,914	450,202

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
ITALY — (Continued)
Ω	Poste Italiane SpA	62,093	$840,587
	Prysmian SpA	20,364	1,399,913
Ω	RAI Way SpA	27,860	150,194
	Recordati Industria Chimica e Farmaceutica SpA	9,693	527,718
	Reply SpA	4,000	567,783
	Rizzoli Corriere Della Sera Mediagroup SpA	41,995	35,507
	Sabaf SpA	2,130	40,796
#*	Safilo Group SpA	13,132	14,831
*	Saipem SpA	124,410	295,553
	Salcef Group SpA	1,724	47,644
	Salvatore Ferragamo SpA	6,190	53,976
	Sanlorenzo SpA	2,888	117,586
	Sesa SpA	1,573	172,850
	Snam SpA	174,000	831,481
#	Sogefi SpA	18,975	41,031
	SOL SpA	6,774	253,301
#	Spaxs SpA	14,028	71,907
	Stellantis NV	2,097	34,999
	Stellantis NV (STLAM IM)	247,907	4,131,137
	Tamburi Investment Partners SpA	16,230	163,650
Ω	Technogym SpA	28,134	275,922
#*	Telecom Italia SpA (TIT IM)	2,482,101	608,393
	Telecom Italia SpA (TITR IM)	322,808	87,380
	Tenaris SA (TEN IM)	66,437	1,054,144
	Terna - Rete Elettrica Nazionale	96,238	801,398
	UniCredit SpA	98,416	4,042,416
Ω	Unieuro SpA	4,835	60,025
	Unipol Gruppo SpA	110,662	1,192,312
	Webuild SpA	11,659	30,522
#	Wiit SpA	2,042	49,715
	Zignago Vetro SpA	4,955	60,815
TOTAL ITALY			48,270,668
JAPAN — (23.9%)
	&Do Holdings Co. Ltd.	1,200	8,565
	77 Bank Ltd.	15,000	468,288
#	A&D HOLON Holdings Co. Ltd.	7,100	131,536
	AB&Company Co. Ltd.	4,100	25,902
	ABC-Mart, Inc.	6,500	128,126
	Achilles Corp.	3,200	33,256
	Acom Co. Ltd.	73,300	211,067
	AD Works Group Co. Ltd.	7,200	10,996
#	Adastria Co. Ltd.	6,980	155,371
	ADEKA Corp.	19,700	418,228
	Ad-sol Nissin Corp.	2,400	30,376
#	Adtec Plasma Technology Co. Ltd.	900	11,663
	Advan Group Co. Ltd.	4,200	25,886
	Advanced Media, Inc.	2,400	17,480
	Advantest Corp.	42,000	1,858,977
#*	Adventure, Inc.	400	14,221
	Adways, Inc.	4,900	12,562
#	Aeon Co. Ltd.	41,165	939,256
	Aeon Delight Co. Ltd.	4,500	117,276
#	Aeon Fantasy Co. Ltd.	2,300	38,921
#	AEON Financial Service Co. Ltd.	28,100	257,964
	Aeon Hokkaido Corp.	10,400	63,571
	Aeon Kyushu Co. Ltd.	700	14,013
	Aeon Mall Co. Ltd.	9,500	130,247
	AFC-HD AMS Life Science Co. Ltd.	2,200	13,354

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	AGC, Inc.	20,900	$748,006
	Agro-Kanesho Co. Ltd.	2,200	17,460
	Ahresty Corp.	8,100	39,635
	Ai Holdings Corp.	1,800	30,090
	Aica Kogyo Co. Ltd.	11,800	273,093
	Aichi Corp.	7,300	61,531
	Aichi Financial Group, Inc.	4,226	76,280
	Aichi Steel Corp.	2,900	65,926
	Aichi Tokei Denki Co. Ltd.	2,400	36,583
	Aida Engineering Ltd.	11,581	65,823
	Aiful Corp.	74,100	192,048
#	Ain Holdings, Inc.	6,788	260,973
	Aiphone Co. Ltd.	3,100	63,080
	Air Water, Inc.	45,414	667,180
	Airport Facilities Co. Ltd.	6,100	24,420
	Airtech Japan Ltd.	2,100	17,262
#	Airtrip Corp.	3,100	29,126
	Aisan Industry Co. Ltd.	14,900	150,447
	Aisin Corp.	17,018	574,119
	AIT Corp.	2,000	25,773
	Ajis Co. Ltd.	1,100	17,623
	Akatsuki Corp.	11,800	39,104
	Akatsuki, Inc.	2,300	36,185
*	Akebono Brake Industry Co. Ltd.	49,300	49,793
	Akita Bank Ltd.	4,100	69,681
	Albis Co. Ltd.	1,568	30,157
	Alconix Corp.	8,300	81,924
	Alfresa Holdings Corp.	30,000	468,671
	Alinco, Inc.	3,800	26,942
#	Alleanza Holdings Co. Ltd.	4,300	32,909
	Almado, Inc.	1,200	9,949
	Alpen Co. Ltd.	4,700	69,132
	Alpha Systems, Inc.	1,300	26,252
	Alps Alpine Co. Ltd.	44,730	474,068
	Alps Logistics Co. Ltd.	4,100	156,053
	Altech Corp.	4,530	80,867
	Amada Co. Ltd.	64,800	761,006
	Amano Corp.	13,900	352,393
	Amuse, Inc.	3,100	33,234
	Amvis Holdings, Inc.	9,400	163,657
	ANA Holdings, Inc.	9,100	174,062
#	Anabuki Kosan, Inc.	1,000	14,106
	Anest Iwata Corp.	6,600	64,842
	Anicom Holdings, Inc.	10,500	45,701
	AOKI Holdings, Inc.	9,700	88,659
	Aoyama Trading Co. Ltd.	11,300	115,651
	Aoyama Zaisan Networks Co. Ltd.	3,600	36,290
#	Aozora Bank Ltd.	17,500	290,929
	Arakawa Chemical Industries Ltd.	4,300	34,033
	Arata Corp.	7,800	185,799
	ARCLANDS Corp.	6,609	80,277
	Arcs Co. Ltd.	10,100	183,506
	ARE Holdings, Inc.	21,200	290,056
	Arealink Co. Ltd.	5,200	60,142
	Argo Graphics, Inc.	3,000	102,234
	Artience Co. Ltd.	9,100	192,430
	Artnature, Inc.	5,000	27,855
#	Artner Co. Ltd.	1,800	22,461
	As One Corp.	9,100	196,066

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Asahi Co. Ltd.	4,900	$48,479
	Asahi Diamond Industrial Co. Ltd.	14,894	94,544
	Asahi Intecc Co. Ltd.	22,400	355,101
	Asahi Kasei Corp.	110,283	795,280
	Asahi Kogyosha Co. Ltd.	4,304	38,366
	Asahi Net, Inc.	6,100	27,141
	Asahi Printing Co. Ltd.	3,300	21,235
	Asahi Yukizai Corp.	3,400	108,825
	Asanuma Corp.	13,000	67,374
	Ashimori Industry Co. Ltd.	1,600	23,922
	Asia Pile Holdings Corp.	8,400	55,116
	Asics Corp.	50,000	816,016
	ASKUL Corp.	10,300	145,567
	Astena Holdings Co. Ltd.	9,400	35,021
	Aucnet, Inc.	2,500	40,095
	Autobacs Seven Co. Ltd.	17,900	197,869
	Avant Group Corp.	4,800	43,671
	Avex, Inc.	7,900	79,067
	Awa Bank Ltd.	8,500	157,674
	Axell Corp.	2,200	21,037
	Axial Retailing, Inc.	28,496	195,167
#	Axxzia, Inc.	1,200	7,698
	Azbil Corp.	13,900	403,923
	AZ-COM MARUWA Holdings, Inc.	14,800	127,452
	AZOOM Co. Ltd.	600	24,942
	Bandai Namco Holdings, Inc.	24,300	516,393
	Bando Chemical Industries Ltd.	9,300	119,777
	Bank of Iwate Ltd.	4,200	78,828
	Bank of Nagoya Ltd.	2,999	162,297
	Bank of Saga Ltd.	3,800	69,345
	Bank of the Ryukyus Ltd.	11,900	97,014
	Base Co. Ltd.	2,200	41,293
*	baudroie, Inc.	900	27,456
	BayCurrent Consulting, Inc.	19,500	600,300
	Beauty Garage, Inc.	1,600	15,873
	Beenos, Inc.	3,800	64,530
	Belc Co. Ltd.	2,900	121,525
	Bell System24 Holdings, Inc.	8,100	83,740
	Belluna Co. Ltd.	13,600	70,729
#*	Bengo4.com, Inc.	1,800	43,772
#	Bic Camera, Inc.	19,600	221,189
	BIPROGY, Inc.	16,300	534,127
	B-Lot Co. Ltd.	1,500	9,642
	BML, Inc.	5,904	117,783
#	Bookoff Group Holdings Ltd.	3,100	28,303
	Bourbon Corp.	2,500	40,303
#	Br Holdings Corp.	4,200	10,397
#	BrainPad, Inc.	3,500	23,005
	Bridgestone Corp.	52,600	2,144,694
	Brother Industries Ltd.	39,900	818,603
	Bull-Dog Sauce Co. Ltd.	2,700	36,137
	Bunka Shutter Co. Ltd.	12,000	138,550
	Business Brain Showa-Ota, Inc.	3,800	53,615
	Business Engineering Corp.	1,400	38,663
#	BuySell Technologies Co. Ltd.	500	13,494
	C Uyemura & Co. Ltd.	2,600	186,562
	CAC Holdings Corp.	3,200	40,336
#	Calbee, Inc.	14,200	325,957
	Canon Electronics, Inc.	3,800	58,038

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Canon Marketing Japan, Inc.	9,600	$297,278
	Canon, Inc. (7751 JP)	29,200	914,009
	Capcom Co. Ltd.	33,200	709,282
	Career Design Center Co. Ltd.	1,000	12,555
	Careerlink Co. Ltd.	1,300	21,289
#	Carenet, Inc.	8,500	31,024
	Carlit Co. Ltd.	6,900	67,309
	Casio Computer Co. Ltd.	5,600	45,072
	Cawachi Ltd.	3,900	72,324
	CDS Co. Ltd.	1,000	12,059
	Celsys, Inc.	6,800	39,300
	Central Automotive Products Ltd.	3,800	125,621
	Central Glass Co. Ltd.	9,100	228,177
	Central Japan Railway Co.	18,560	437,588
	Central Security Patrols Co. Ltd.	2,200	40,446
	Central Sports Co. Ltd.	1,200	20,339
#	Change Holdings, Inc.	10,100	75,376
	Charm Care Corp. KK	4,200	43,183
	Chiba Bank Ltd.	52,300	489,919
	Chiba Kogyo Bank Ltd.	14,600	103,229
#	Chikaranomoto Holdings Co. Ltd.	1,900	17,961
	Chino Corp.	2,100	34,439
	Chiyoda Co. Ltd.	6,500	41,227
#*	Chiyoda Corp.	25,900	53,057
	Chiyoda Integre Co. Ltd.	2,800	63,114
	Chofu Seisakusho Co. Ltd.	5,739	82,129
	Chori Co. Ltd.	3,300	83,049
	Chubu Shiryo Co. Ltd.	6,500	65,313
	Chudenko Corp.	7,100	165,741
	Chuetsu Pulp & Paper Co. Ltd.	2,300	23,011
	Chugai Ro Co. Ltd.	1,400	28,106
	Chugin Financial Group, Inc.	36,800	409,965
	Chugoku Marine Paints Ltd.	8,500	117,593
	Chuo Spring Co. Ltd.	5,000	38,336
#	Chuo Warehouse Co. Ltd.	3,700	32,980
	CI Takiron Corp.	10,600	60,354
	Citizen Watch Co. Ltd.	71,300	480,773
	CKD Corp.	8,400	167,762
	CK-San-Etsu Co. Ltd.	2,100	52,429
	Cleanup Corp.	9,300	45,498
	CMK Corp.	12,600	45,161
	Coca-Cola Bottlers Japan Holdings, Inc.	23,642	352,401
	COLOPL, Inc.	12,000	48,772
	Computer Engineering & Consulting Ltd.	3,300	43,118
	Computer Institute of Japan Ltd.	10,800	33,519
	COMSYS Holdings Corp.	17,964	386,732
	Comture Corp.	5,100	64,113
	Concordia Financial Group Ltd.	135,732	855,452
	Copro-Holdings Co. Ltd.	1,900	21,592
#*	Core Concept Technologies, Inc.	1,100	16,717
	Core Corp.	1,800	25,087
	Corona Corp.	3,800	24,223
	Cosel Co. Ltd.	10,000	81,795
	Cosmo Energy Holdings Co. Ltd.	17,100	917,699
	Cosmos Initia Co. Ltd.	2,100	11,819
	Cosmos Pharmaceutical Corp.	3,400	305,690
	Cota Co. Ltd.	4,697	52,352
	CRE, Inc.	3,400	36,037
*	CREAL, Inc.	500	14,705

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Create SD Holdings Co. Ltd.	6,300	$141,351
	Credit Saison Co. Ltd.	33,071	766,559
	Creek & River Co. Ltd.	2,900	28,162
	Cresco Ltd.	8,400	74,416
	Cross Cat Co. Ltd.	1,600	14,219
*	CrowdWorks, Inc.	1,200	8,140
	CTI Engineering Co. Ltd.	3,300	110,271
	CTS Co. Ltd.	8,400	46,510
	Cube System, Inc.	1,200	9,464
	Curves Holdings Co. Ltd.	11,900	65,361
*	Cyber Security Cloud, Inc.	1,900	27,685
	CyberAgent, Inc.	26,600	171,980
	Cybozu, Inc.	5,500	66,523
	Dai Nippon Printing Co. Ltd.	17,800	585,588
	Dai Nippon Toryo Co. Ltd.	5,000	40,637
	Dai-Dan Co. Ltd.	6,200	127,072
	Daido Metal Co. Ltd.	11,700	46,427
	Daido Steel Co. Ltd.	36,300	363,200
	Daifuku Co. Ltd.	22,800	412,641
	Daihatsu Diesel Manufacturing Co. Ltd.	4,800	56,700
	Daiho Corp.	2,100	50,938
	Dai-Ichi Cutter Kogyo KK	2,000	20,950
	Daiichi Jitsugyo Co. Ltd.	4,800	74,913
	Daiichi Kensetsu Corp.	3,200	50,086
	Daiichi Kigenso Kagaku-Kogyo Co. Ltd.	5,600	32,145
	Dai-ichi Life Holdings, Inc.	40,400	1,231,808
	Daiichikosho Co. Ltd.	18,300	220,879
	Daiki Aluminium Industry Co. Ltd.	9,000	74,640
	Daikin Industries Ltd.	13,900	2,015,591
	Daikokutenbussan Co. Ltd.	1,700	120,890
	Daikyonishikawa Corp.	17,500	81,274
	Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	3,800	81,866
	Daio Paper Corp.	21,600	128,918
	Daiseki Co. Ltd.	9,280	222,147
	Daishi Hokuetsu Financial Group, Inc.	11,700	466,194
	Daishinku Corp.	7,600	36,347
	Daisue Construction Co. Ltd.	2,500	29,777
	Daito Pharmaceutical Co. Ltd.	3,740	59,745
	Daito Trust Construction Co. Ltd.	5,700	685,483
	Daitron Co. Ltd.	2,500	46,111
	Daiwa House Industry Co. Ltd.	76,600	2,169,188
	Daiwa Industries Ltd.	7,900	83,182
	Daiwa Securities Group, Inc.	125,604	1,036,998
	Daiwabo Holdings Co. Ltd.	24,600	463,555
	DCM Holdings Co. Ltd.	31,600	305,021
#*	DD GROUP Co. Ltd.	1,800	17,125
	Dear Life Co. Ltd.	7,200	47,902
*	Demae-Can Co. Ltd.	5,300	8,918
	DeNA Co. Ltd.	18,500	191,245
	Denka Co. Ltd.	21,100	307,490
	Densan System Holdings Co. Ltd.	1,800	34,476
	Denso Corp.	44,400	728,116
	Dentsu Group, Inc.	13,074	345,718
	Dentsu Soken, Inc.	5,300	201,481
	Denyo Co. Ltd.	5,000	88,631
	Dexerials Corp.	14,400	691,325
	DIC Corp.	19,965	410,707
	Digital Arts, Inc.	2,400	76,194
	Digital Hearts Holdings Co. Ltd.	3,400	22,509

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Digital Holdings, Inc.	4,300	$30,545
	Digital Information Technologies Corp.	2,300	29,310
	Dip Corp.	8,700	178,865
	Disco Corp.	5,100	1,705,422
	DKK Co. Ltd.	2,700	38,639
	DKS Co. Ltd.	1,400	29,875
	DMG Mori Co. Ltd.	30,700	781,147
	DMS, Inc.	1,100	12,657
	Doshisha Co. Ltd.	6,800	103,832
	Double Standard, Inc.	1,600	19,588
	Doutor Nichires Holdings Co. Ltd.	8,000	124,155
	Dowa Holdings Co. Ltd.	13,700	502,792
*	Drecom Co. Ltd.	2,100	9,685
	DTS Corp.	7,500	216,816
	Duskin Co. Ltd.	7,800	205,078
#	DyDo Group Holdings, Inc.	4,000	72,377
	Eagle Industry Co. Ltd.	5,900	83,055
#	EAT & Holdings Co. Ltd.	1,800	25,526
	Ebara Corp.	81,000	1,159,962
	Ebara Foods Industry, Inc.	1,600	31,788
	Ebara Jitsugyo Co. Ltd.	1,900	52,120
	Ebase Co. Ltd.	3,000	13,288
#	Eco's Co. Ltd.	2,800	41,995
	EDION Corp.	19,900	231,860
	eGuarantee, Inc.	6,800	66,570
	Ehime Bank Ltd.	9,500	78,180
	Eiken Chemical Co. Ltd.	6,300	102,027
	Eizo Corp.	4,200	135,916
	EJ Holdings, Inc.	3,000	36,094
	Elan Corp.	6,500	39,847
	Elecom Co. Ltd.	6,100	66,886
	Elematec Corp.	4,200	53,539
	EM Systems Co. Ltd.	5,900	25,258
	en Japan, Inc.	3,000	56,163
	Endo Lighting Corp.	3,700	36,631
	ENEOS Holdings, Inc.	540,800	2,833,544
	Enomoto Co. Ltd.	2,600	25,878
#	Enplas Corp.	1,500	76,027
#*	eRex Co. Ltd.	5,300	25,304
	ERI Holdings Co. Ltd.	900	11,444
	ES-Con Japan Ltd.	8,500	58,685
	Eslead Corp.	2,600	81,740
	ESPEC Corp.	4,900	93,048
	Exedy Corp.	8,300	176,231
	EXEO Group, Inc.	39,338	429,079
	Ezaki Glico Co. Ltd.	10,600	325,567
	F&M Co. Ltd.	1,500	16,256
	FALCO HOLDINGS Co. Ltd.	2,800	46,458
	FANUC Corp.	8,434	250,041
	Fast Fitness Japan, Inc.	1,300	10,926
	Fast Retailing Co. Ltd.	7,500	2,067,366
	FCC Co. Ltd.	9,400	146,644
*	FDK Corp.	1,900	8,610
	Feed One Co. Ltd.	9,400	59,555
#	Ferrotec Holdings Corp.	12,900	213,907
#	Fibergate, Inc.	1,300	10,348
	FIDEA Holdings Co. Ltd.	4,770	51,926
	Financial Partners Group Co. Ltd.	15,800	274,411
	FINDEX, Inc.	2,900	20,966

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
*	Fintech Global, Inc.	54,700	$31,388
	First Bank of Toyama Ltd.	13,200	114,885
	Fixstars Corp.	7,900	89,949
	FJ Next Holdings Co. Ltd.	6,900	60,837
	Focus Systems Corp.	1,800	15,351
	Food & Life Cos. Ltd.	25,700	450,369
#	Forum Engineering, Inc.	5,400	35,547
#	Forval Corp.	500	5,197
	Foster Electric Co. Ltd.	4,700	50,912
	FP Corp.	12,400	213,884
#	FP Partner, Inc.	1,800	37,198
	France Bed Holdings Co. Ltd.	6,600	53,250
	Freebit Co. Ltd.	2,300	21,193
	FTGroup Co. Ltd.	1,500	11,385
	Fudo Tetra Corp.	4,390	70,058
#	Fuji Co. Ltd.	10,100	132,853
	Fuji Corp. (6134 JP)	16,600	277,599
	Fuji Corp. (7605 JP)	3,600	50,411
	Fuji Corp. Ltd.	7,000	37,844
	Fuji Electric Co. Ltd.	12,800	719,960
	Fuji Furukawa Engineering & Construction Co. Ltd.	1,100	46,168
	Fuji Kosan Co. Ltd.	1,400	15,244
	Fuji Kyuko Co. Ltd.	5,699	116,302
	Fuji Media Holdings, Inc.	8,800	110,304
	Fuji Oil Co. Ltd.	13,000	39,611
	Fuji Oil Holdings, Inc.	12,300	256,818
	Fuji Seal International, Inc.	9,637	154,063
	Fuji Soft, Inc.	5,100	244,342
	Fujibo Holdings, Inc.	2,157	74,270
	Fujicco Co. Ltd.	4,500	55,689
	FUJIFILM Holdings Corp.	34,200	813,137
	Fujikura Composites, Inc.	4,800	42,535
	Fujikura Kasei Co. Ltd.	8,100	29,123
	Fujikura Ltd.	66,700	1,336,242
	Fujimi, Inc.	4,000	84,009
	Fujimori Kogyo Co. Ltd.	4,300	129,323
*	Fujio Food Group, Inc.	2,600	24,326
*	Fujita Kanko, Inc.	1,600	90,984
	Fujitsu General Ltd.	10,100	132,512
	Fujitsu Ltd.	109,000	1,979,457
	Fujiya Co. Ltd.	801	14,506
	FuKoKu Co. Ltd.	2,600	35,414
	Fukuda Corp.	2,000	82,574
	Fukuda Denshi Co. Ltd.	4,400	198,216
	Fukui Bank Ltd.	5,600	81,525
	Fukui Computer Holdings, Inc.	4,000	68,689
	Fukuoka Financial Group, Inc.	25,128	704,812
	Fukushima Galilei Co. Ltd.	2,600	116,904
	Fukuyama Transporting Co. Ltd.	4,800	129,476
	FULLCAST Holdings Co. Ltd.	5,800	58,100
	Fumakilla Ltd.	1,300	10,133
	Funai Soken Holdings, Inc.	8,480	123,740
	Furukawa Battery Co. Ltd.	4,000	36,512
	Furukawa Co. Ltd.	7,400	90,386
	Furuno Electric Co. Ltd.	7,300	95,335
	Furyu Corp.	5,800	41,415
	Fuso Chemical Co. Ltd.	4,900	126,825
	Fuso Pharmaceutical Industries Ltd.	1,700	25,752
	Futaba Corp.	12,100	48,174

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Futaba Industrial Co. Ltd.	25,200	$127,362
	Future Corp.	12,300	140,826
	Fuyo General Lease Co. Ltd.	5,200	425,013
	G-7 Holdings, Inc.	7,500	84,499
*	GA Technologies Co. Ltd.	3,900	31,269
	Gakken Holdings Co. Ltd.	13,600	98,048
	Gakkyusha Co. Ltd.	1,500	21,236
	Gecoss Corp.	3,900	25,469
	Genki Sushi Co. Ltd.	2,400	62,059
	Genky DrugStores Co. Ltd.	4,800	110,782
	Geo Holdings Corp.	9,600	105,412
	Gift Holdings, Inc.	2,200	37,035
#*	giftee, Inc.	4,200	33,578
	GL Sciences, Inc.	2,100	39,973
	GLOBERIDE, Inc.	5,900	82,485
	Glory Ltd.	12,200	221,786
#	GMO Financial Gate, Inc.	700	30,977
#	GMO Financial Holdings, Inc.	10,400	44,479
	GMO GlobalSign Holdings KK	1,600	33,215
	GMO internet group, Inc.	15,200	251,840
	GMO Payment Gateway, Inc.	6,600	378,340
#*	GNI Group Ltd.	4,400	67,348
#	Godo Steel Ltd.	3,600	117,031
#*	Gokurakuyu Holdings Co. Ltd.	3,900	10,385
	Goldcrest Co. Ltd.	4,600	87,920
#	Goldwin, Inc.	3,500	215,558
	Grandy House Corp.	3,100	12,914
	Gree, Inc.	17,700	62,581
	Greens Co. Ltd.	1,600	19,954
	gremz, Inc.	2,000	32,171
	GS Yuasa Corp.	17,499	311,364
	GSI Creos Corp.	3,000	44,462
	G-Tekt Corp.	6,700	81,261
	Gun-Ei Chemical Industry Co. Ltd.	1,500	31,597
	GungHo Online Entertainment, Inc.	7,770	151,911
	Gunma Bank Ltd.	91,800	622,778
	Gunze Ltd.	4,000	148,527
	H.U. Group Holdings, Inc.	13,500	237,580
#	H2O Retailing Corp.	27,260	474,177
	Hachijuni Bank Ltd.	88,700	632,217
#	Hagihara Industries, Inc.	3,400	36,058
	Hagiwara Electric Holdings Co. Ltd.	2,500	63,439
	Hakudo Co. Ltd.	1,900	32,693
	Hakuhodo DY Holdings, Inc.	40,025	326,857
#	Hakuto Co. Ltd.	1,600	53,584
	Halows Co. Ltd.	2,800	85,335
	Hamakyorex Co. Ltd.	7,100	225,120
	Hamamatsu Photonics KK	5,100	146,875
	Hankyu Hanshin Holdings, Inc.	17,700	505,050
	Hanwa Co. Ltd.	10,600	409,717
	Happinet Corp.	4,100	88,915
	Hard Off Corp. Co. Ltd.	2,800	38,871
	Harima Chemicals Group, Inc.	3,800	24,817
	Harmonic Drive Systems, Inc.	1,500	41,223
	Haseko Corp.	60,900	759,999
	Hashimoto Sogyo Holdings Co. Ltd.	2,300	20,233
	Hazama Ando Corp.	34,200	276,374
	Heiwa Real Estate Co. Ltd.	7,000	201,203
	Heiwado Co. Ltd.	8,202	134,294

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Helios Techno Holding Co. Ltd.	3,500	$21,198
#*	Hennge KK	5,100	36,267
	Hibiya Engineering Ltd.	4,400	95,854
	Hikari Tsushin, Inc.	1,300	243,431
	HI-LEX Corp.	5,900	57,098
	Hioki EE Corp.	2,500	134,052
	Hirakawa Hewtech Corp.	2,600	25,583
	Hirano Tecseed Co. Ltd.	1,800	22,182
	Hirata Corp.	1,886	78,066
	Hirogin Holdings, Inc.	65,800	534,109
	Hirose Electric Co. Ltd.	4,600	575,937
	Hirose Tusyo, Inc.	900	24,886
	Hiroshima Gas Co. Ltd.	7,500	20,202
#*	HIS Co. Ltd.	8,700	100,356
	Hisaka Works Ltd.	5,000	36,130
	Hisamitsu Pharmaceutical Co., Inc.	4,400	121,193
	Hitachi Construction Machinery Co. Ltd.	21,300	530,522
	Hitachi Zosen Corp.	50,700	368,078
	Hochiki Corp.	3,900	59,294
	Hodogaya Chemical Co. Ltd.	1,800	61,270
	Hogy Medical Co. Ltd.	6,100	167,806
#	Hokkaido Coca-Cola Bottling Co. Ltd.	1,800	32,939
	Hokkaido Gas Co. Ltd.	2,000	43,379
	Hokkan Holdings Ltd.	2,500	28,681
#	Hokko Chemical Industry Co. Ltd.	6,000	67,048
	Hokkoku Financial Holdings, Inc.	5,000	188,264
#	Hokuetsu Corp.	34,700	268,618
	Hokuetsu Industries Co. Ltd.	6,000	85,510
	Hokuhoku Financial Group, Inc.	38,000	531,413
	Hokuriku Electric Industry Co. Ltd.	2,400	22,224
	Hokuriku Electrical Construction Co. Ltd.	3,480	27,899
	Hokuto Corp.	3,900	49,800
	Honda Motor Co. Ltd. (7267 JP)	223,200	2,384,797
#	Honda Motor Co. Ltd. (HMC US), Sponsored ADR	8,470	273,581
	H-One Co. Ltd.	5,000	32,982
#	Honeys Holdings Co. Ltd.	7,850	84,586
	Hoosiers Holdings Co. Ltd.	7,100	53,991
	Horiba Ltd.	9,200	728,136
	Hoshizaki Corp.	4,000	125,975
	Hosiden Corp.	13,000	177,354
	Hosokawa Micron Corp.	3,600	97,369
	Hotland Co. Ltd.	3,400	54,081
	House Foods Group, Inc.	11,800	232,784
	Hoya Corp.	15,800	1,979,752
	HS Holdings Co. Ltd.	4,600	29,178
	Hulic Co. Ltd.	57,369	559,985
	Hyakugo Bank Ltd.	55,900	250,285
	Hyakujushi Bank Ltd.	6,700	146,810
#	Ibiden Co. Ltd.	17,800	689,967
	IBJ, Inc.	3,800	15,881
	Ichibanya Co. Ltd.	11,400	81,117
	Ichiken Co. Ltd.	1,200	20,323
	Ichikoh Industries Ltd.	11,300	37,196
	Ichinen Holdings Co. Ltd.	8,200	94,662
	Ichiyoshi Securities Co. Ltd.	5,736	31,121
	Icom, Inc.	1,900	39,272
	ID Holdings Corp.	3,750	35,159
	Idec Corp.	7,300	150,400
	IDOM, Inc.	15,000	113,903

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	IG Port, Inc.	2,400	$28,721
	IHI Corp.	18,100	660,299
	Iida Group Holdings Co. Ltd.	25,740	386,915
	Iino Kaiun Kaisha Ltd.	20,000	169,015
	IKK Holdings, Inc.	4,000	21,674
#	I'll, Inc.	2,100	37,568
	Imagica Group, Inc.	8,800	29,162
#	i-mobile Co. Ltd.	12,200	36,587
	Imuraya Group Co. Ltd.	1,800	31,231
	Inaba Denki Sangyo Co. Ltd.	10,700	280,539
#	Inaba Seisakusho Co. Ltd.	2,800	32,034
	Inabata & Co. Ltd.	12,000	268,743
#	I-NE Co. Ltd.	1,100	12,821
	Ines Corp.	4,700	55,813
	I-Net Corp.	3,730	45,980
	Infocom Corp.	5,100	206,322
	Infomart Corp.	8,100	17,346
	INFRONEER Holdings, Inc.	49,440	428,722
	Innotech Corp.	4,100	45,339
	Insource Co. Ltd.	11,100	65,090
	Integrated Design & Engineering Holdings Co. Ltd.	3,800	102,228
	Intelligent Wave, Inc.	2,300	16,278
	Internet Initiative Japan, Inc.	16,800	284,114
#	Inui Global Logistics Co. Ltd.	2,900	21,810
	I-PEX, Inc.	3,800	51,437
	IPS, Inc.	1,100	16,081
#	IR Japan Holdings Ltd.	2,200	15,349
	Iriso Electronics Co. Ltd.	4,800	96,476
	ISB Corp.	3,100	33,106
#	Ise Chemicals Corp.	400	54,854
	Iseki & Co. Ltd.	5,200	35,292
	Isetan Mitsukoshi Holdings Ltd.	34,000	676,440
	Ishihara Chemical Co. Ltd.	2,500	41,718
	Ishihara Sangyo Kaisha Ltd.	8,500	87,675
	Ishizuka Glass Co. Ltd.	600	11,424
*	Istyle, Inc.	19,600	57,879
	Isuzu Motors Ltd.	131,100	1,773,406
	Itfor, Inc.	5,500	54,853
	ITmedia, Inc.	2,300	28,787
	Ito En Ltd.	11,819	280,202
	Itochu Enex Co. Ltd.	16,100	183,780
	Itoham Yonekyu Holdings, Inc.	6,800	200,720
	Itoki Corp.	9,400	95,072
	IwaiCosmo Holdings, Inc.	5,600	82,431
	Iwaki Co. Ltd.	1,700	34,524
	Iwatani Corp.	11,500	729,803
	Iwatsuka Confectionery Co. Ltd.	1,800	30,636
	Iyogin Holdings, Inc.	49,300	495,327
	Izumi Co. Ltd.	8,500	202,525
	J Front Retailing Co. Ltd.	56,800	688,034
#	J Trust Co. Ltd.	18,300	50,252
	JAC Recruitment Co. Ltd.	16,000	77,161
	Jaccs Co. Ltd.	6,700	217,523
#*	Jade Group, Inc.	2,700	35,680
	JAFCO Group Co. Ltd.	17,400	220,241
	JANOME Corp.	7,199	33,566
	Japan Airlines Co. Ltd.	26,900	435,857
	Japan Airport Terminal Co. Ltd.	10,200	372,344
	Japan Aviation Electronics Industry Ltd.	12,800	214,507

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Japan Business Systems, Inc.	2,400	$15,193
#*	Japan Communications, Inc.	41,300	51,922
	Japan Elevator Service Holdings Co. Ltd.	13,700	252,811
	Japan Exchange Group, Inc.	43,100	1,011,919
*	Japan Hospice Holdings, Inc.	2,100	20,475
	Japan Lifeline Co. Ltd.	13,800	106,875
	Japan Material Co. Ltd.	9,600	127,367
	Japan Medical Dynamic Marketing, Inc.	7,400	34,767
	Japan Petroleum Exploration Co. Ltd.	4,600	189,670
	Japan Post Bank Co. Ltd.	51,500	535,918
	Japan Post Holdings Co. Ltd.	85,200	902,307
	Japan Post Insurance Co. Ltd.	15,600	321,166
	Japan Property Management Center Co. Ltd.	3,600	29,635
	Japan Pulp & Paper Co. Ltd.	4,000	176,548
	Japan Securities Finance Co. Ltd.	27,400	312,237
	Japan Steel Works Ltd.	6,500	184,829
	Japan System Techniques Co. Ltd.	3,000	32,740
	Japan Transcity Corp.	8,700	56,081
#	Japan Wool Textile Co. Ltd.	14,300	126,961
	JBCC Holdings, Inc.	3,800	103,969
	JCU Corp.	5,100	127,188
	JDC Corp.	10,600	35,188
	Jeol Ltd.	10,980	442,080
	JFE Systems, Inc.	1,300	26,586
	JGC Holdings Corp.	42,000	356,693
	Jichodo Co. Ltd.	200	13,581
#*	JIG-SAW, Inc.	900	28,791
#	JINS Holdings, Inc.	3,200	98,227
	JINUSHI Co. Ltd.	3,100	45,423
	JK Holdings Co. Ltd.	3,200	23,562
	J-Lease Co. Ltd.	4,000	33,533
#	JM Holdings Co. Ltd.	3,300	63,148
	JMS Co. Ltd.	5,000	17,727
	J-Oil Mills, Inc.	5,400	75,326
	Joshin Denki Co. Ltd.	5,100	95,919
	Joyful Honda Co. Ltd.	9,500	138,291
	JP-Holdings, Inc.	13,200	53,656
	JSB Co. Ltd.	2,500	49,067
	JSP Corp.	3,600	54,963
	JTEKT Corp.	43,700	314,124
#	Juki Corp.	9,000	30,132
	Juroku Financial Group, Inc.	8,100	259,927
	Justsystems Corp.	7,200	152,325
	JVCKenwood Corp.	55,200	338,200
	K&O Energy Group, Inc.	3,800	86,448
	Kadokawa Corp.	6,869	127,023
	Kadoya Sesame Mills, Inc.	900	21,896
	Kaga Electronics Co. Ltd.	4,200	152,382
	Kagome Co. Ltd.	12,000	280,291
	Kajima Corp.	42,000	811,588
	Kakaku.com, Inc.	20,101	281,002
#	Kakiyasu Honten Co. Ltd.	2,400	42,847
#	Kamakura Shinsho Ltd.	4,900	14,474
	Kamei Corp.	8,300	124,528
	Kamigumi Co. Ltd.	16,600	378,577
	Kanaden Corp.	4,800	51,840
	Kanagawa Chuo Kotsu Co. Ltd.	2,500	57,166
	Kanamic Network Co. Ltd.	5,700	21,047
	Kanamoto Co. Ltd.	7,956	148,666

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Kandenko Co. Ltd.	32,900	$444,356
	Kaneko Seeds Co. Ltd.	2,900	27,674
	Kanematsu Corp.	19,970	338,234
	Kanemi Co. Ltd.	1,000	22,752
#	Kanro, Inc.	1,200	22,668
	Kansai Electric Power Co., Inc.	41,300	706,882
	Kansai Paint Co. Ltd.	23,900	392,519
	Kanto Denka Kogyo Co. Ltd.	12,900	82,441
#	Kao Corp.	14,700	643,708
*	Kaonavi, Inc.	1,000	11,212
#	Kappa Create Co. Ltd.	1,000	12,588
	Katakura Industries Co. Ltd.	6,600	92,039
	Katitas Co. Ltd.	12,100	151,680
	Kato Works Co. Ltd.	2,500	20,267
	Kawada Technologies, Inc.	4,200	75,171
	Kawai Musical Instruments Manufacturing Co. Ltd.	2,200	43,363
	Kawasaki Heavy Industries Ltd.	32,700	1,199,816
#	Kawasaki Kisen Kaisha Ltd.	29,700	456,345
	KDDI Corp.	103,300	3,108,298
#	KeePer Technical Laboratory Co. Ltd.	3,200	77,460
	Keihan Holdings Co. Ltd.	15,500	315,951
	Keihanshin Building Co. Ltd.	5,500	59,974
#	Keikyu Corp.	27,500	217,434
	Keio Corp.	10,700	267,916
	Keisei Electric Railway Co. Ltd.	7,074	211,577
	KEIWA, Inc.	3,800	39,359
	Keiyo Bank Ltd.	24,600	138,438
	KEL Corp.	1,000	11,481
	Kenko Mayonnaise Co. Ltd.	4,600	65,949
	Kewpie Corp.	12,523	321,643
	Keyence Corp.	4,900	2,142,575
	KH Neochem Co. Ltd.	8,400	125,290
	Kibun Foods, Inc.	3,200	26,469
	Kimura Chemical Plants Co. Ltd.	5,400	25,838
#	Kimura Unity Co. Ltd.	2,400	25,902
	Kinden Corp.	22,500	474,707
#	King Jim Co. Ltd.	1,300	7,719
	Kinki Sharyo Co. Ltd.	1,800	20,961
	Kintetsu Department Store Co. Ltd.	2,100	32,699
	Kintetsu Group Holdings Co. Ltd.	18,200	421,515
	Kissei Pharmaceutical Co. Ltd.	7,400	172,066
	Ki-Star Real Estate Co. Ltd.	3,600	83,211
	Kitagawa Corp.	2,400	24,720
	Kita-Nippon Bank Ltd.	2,400	45,107
	Kitano Construction Corp.	1,600	40,316
	Kitz Corp.	16,600	122,335
	Kiyo Bank Ltd.	17,000	222,352
#*	KLab, Inc.	7,700	11,931
#*	KNT-CT Holdings Co. Ltd.	2,900	26,885
	Koa Corp.	8,800	77,822
#	Koa Shoji Holdings Co. Ltd.	2,000	9,542
	Koatsu Gas Kogyo Co. Ltd.	6,900	44,170
	Kobayashi Pharmaceutical Co. Ltd.	3,000	120,804
	Kobe Bussan Co. Ltd.	13,100	351,720
	Kobe Electric Railway Co. Ltd.	1,300	24,540
	Kobe Steel Ltd.	81,120	1,012,567
	Koei Tecmo Holdings Co. Ltd.	18,380	179,627
	Kohnan Shoji Co. Ltd.	7,300	196,841
	Kohsoku Corp.	2,000	33,294

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Koike Sanso Kogyo Co. Ltd.	400	$15,933
	Koike-ya, Inc.	400	13,113
#	Koito Manufacturing Co. Ltd.	25,345	374,759
	Kojima Co. Ltd.	7,900	56,858
	Kokuyo Co. Ltd.	17,400	291,971
	Komatsu Ltd.	108,300	3,078,706
	Komatsu Matere Co. Ltd.	7,000	35,544
	Komatsu Wall Industry Co. Ltd.	2,000	42,403
	KOMEDA Holdings Co. Ltd.	11,900	213,338
#	Komehyo Holdings Co. Ltd.	1,800	51,297
	Komeri Co. Ltd.	9,200	225,245
	Komori Corp.	11,900	96,789
	Kondotec, Inc.	4,900	45,261
	Konica Minolta, Inc.	111,800	327,781
	Konishi Co. Ltd.	13,400	106,756
	Konoike Transport Co. Ltd.	8,200	131,171
	Konoshima Chemical Co. Ltd.	1,600	18,993
	Kosaido Holdings Co. Ltd.	13,000	46,693
	Kose Corp.	4,401	294,102
#	Koshidaka Holdings Co. Ltd.	12,500	84,141
	Kotobuki Spirits Co. Ltd.	25,200	323,621
	Kozo Keikaku Engineering Holdings, Inc.	1,500	39,971
	KPP Group Holdings Co. Ltd.	16,500	81,895
	Krosaki Harima Corp.	5,600	98,605
	KRS Corp.	4,000	50,671
	K's Holdings Corp.	35,400	382,081
	KU Holdings Co. Ltd.	5,200	41,832
	Kubota Corp. (6326 JP)	33,600	483,064
	Kumagai Gumi Co. Ltd.	8,777	210,362
	Kumiai Chemical Industry Co. Ltd.	18,010	94,744
#	Kura Sushi, Inc.	1,900	49,206
	Kurabo Industries Ltd.	4,400	133,132
	Kuraray Co. Ltd.	71,628	875,941
#	Kureha Corp.	10,800	214,524
	Kurimoto Ltd.	2,100	66,139
	Kurita Water Industries Ltd.	17,700	755,415
	Kuriyama Holdings Corp.	4,400	36,509
	Kushikatsu Tanaka Holdings Co.	900	9,833
	Kusuri No. Aoki Holdings Co. Ltd.	11,400	237,502
	KYB Corp.	5,400	187,594
	Kyocera Corp.	99,500	1,253,199
	Kyodo Printing Co. Ltd.	2,100	54,324
	Kyoei Steel Ltd.	5,500	73,202
	Kyokuto Boeki Kaisha Ltd.	3,000	34,432
	Kyokuto Kaihatsu Kogyo Co. Ltd.	7,500	133,798
	Kyokuto Securities Co. Ltd.	5,500	57,481
	Kyokuyo Co. Ltd.	2,500	67,499
	Kyoritsu Maintenance Co. Ltd.	16,800	326,155
	Kyosan Electric Manufacturing Co. Ltd.	10,000	42,327
	Kyoto Financial Group, Inc.	42,396	791,847
	Kyowa Kirin Co. Ltd.	8,600	181,396
	Kyudenko Corp.	8,800	405,337
	Kyushu Financial Group, Inc.	85,550	526,953
	Kyushu Leasing Service Co. Ltd.	1,700	12,130
	Kyushu Railway Co.	14,800	395,044
	LA Holdings Co. Ltd.	1,300	37,387
	LAC Co. Ltd.	1,800	10,667
	Lacto Japan Co. Ltd.	1,700	33,840
	Lasertec Corp.	4,300	762,963

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	LEC, Inc.	7,300	$54,599
	Leopalace21 Corp.	45,800	168,250
	Life Corp.	6,100	148,540
	Lifedrink Co., Inc.	1,200	56,154
#*	Lifenet Insurance Co.	10,300	116,927
	LIFULL Co. Ltd.	19,200	20,733
#	LIKE, Inc.	1,800	17,200
	Link & Motivation, Inc.	10,500	33,940
	Lintec Corp.	10,600	238,331
	Lion Corp.	38,601	334,043
#	LITALICO, Inc.	5,600	45,979
	Lixil Corp.	60,100	695,728
	Loadstar Capital KK	2,600	48,254
	Look Holdings, Inc.	2,000	37,913
	LY Corp.	177,100	443,089
	M3, Inc.	34,100	318,400
	Mabuchi Motor Co. Ltd.	22,432	344,833
	Macnica Holdings, Inc.	12,550	506,494
	Macromill, Inc.	13,000	76,101
	Maeda Kosen Co. Ltd.	10,400	113,862
	Maezawa Industries, Inc.	3,600	34,108
	Maezawa Kasei Industries Co. Ltd.	3,600	46,258
	Maezawa Kyuso Industries Co. Ltd.	4,200	40,978
	Makino Milling Machine Co. Ltd.	6,000	269,197
	Makita Corp. (6586 JP)	14,366	473,538
	Mammy Mart Corp.	400	16,017
	Management Solutions Co. Ltd.	2,600	23,532
	Mandom Corp.	8,800	74,570
	Mani, Inc.	13,000	182,851
	MarkLines Co. Ltd.	2,700	53,925
	Marubun Corp.	5,900	45,074
	Maruchiyo Yamaokaya Corp.	700	14,656
	Marudai Food Co. Ltd.	5,000	58,523
	Maruha Nichiro Corp.	10,600	237,040
	Marui Group Co. Ltd.	28,100	455,271
	Maruichi Steel Tube Ltd.	15,400	375,285
	MARUKA FURUSATO Corp.	4,392	68,294
	Marusan Securities Co. Ltd.	10,500	72,583
	Maruwa Co. Ltd.	1,500	401,873
	Maruzen Co. Ltd.	1,300	26,380
	Maruzen Showa Unyu Co. Ltd.	3,600	129,496
	Matsuda Sangyo Co. Ltd.	4,500	88,961
	Matsui Construction Co. Ltd.	6,000	34,242
	Matsui Securities Co. Ltd.	26,600	149,103
	MatsukiyoCocokara & Co.	26,080	425,310
	Matsuyafoods Holdings Co. Ltd.	1,300	51,025
	Max Co. Ltd.	5,000	125,098
	Maxell Ltd.	11,200	128,518
	Maxvalu Tokai Co. Ltd.	2,300	48,619
	Mazda Motor Corp.	104,006	897,095
	McDonald's Holdings Co. Japan Ltd.	5,000	207,146
	MCJ Co. Ltd.	23,800	216,528
	Mebuki Financial Group, Inc.	162,850	677,855
	MEC Co. Ltd.	4,200	105,690
	Media Do Co. Ltd.	1,800	16,808
#	Medical Data Vision Co. Ltd.	6,200	22,351
	Medical System Network Co. Ltd.	7,000	25,489
	Medikit Co. Ltd.	700	14,452
	Medipal Holdings Corp.	31,400	566,778

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Medius Holdings Co. Ltd.	3,500	$20,214
*	Medley, Inc.	1,600	43,691
	MedPeer, Inc.	5,100	20,826
	Megachips Corp.	4,800	134,527
	Megmilk Snow Brand Co. Ltd.	12,500	237,755
	Meidensha Corp.	8,800	200,947
	Meiji Electric Industries Co. Ltd.	1,500	16,048
	Meiko Electronics Co. Ltd.	6,600	264,574
	Meisei Industrial Co. Ltd.	10,800	99,050
	MEITEC Group Holdings, Inc.	18,400	415,473
	Meito Sangyo Co. Ltd.	2,500	34,321
	Meiwa Corp.	5,000	23,433
	Meiwa Estate Co. Ltd.	3,800	24,465
	Melco Holdings, Inc.	1,500	32,892
	Menicon Co. Ltd.	16,400	153,371
#*	Mercari, Inc.	26,897	403,245
	Mercuria Holdings Co. Ltd.	1,900	11,215
	METAWATER Co. Ltd.	4,500	55,885
	Micronics Japan Co. Ltd.	7,900	313,916
#	Midac Holdings Co. Ltd.	4,100	43,640
	Mie Kotsu Group Holdings, Inc.	18,000	66,239
	Mikuni Corp.	5,900	15,459
	Milbon Co. Ltd.	3,210	71,396
	MIMAKI ENGINEERING Co. Ltd.	3,700	41,484
#	Minebea Mitsumi, Inc.	45,490	1,094,231
#	Mirai Industry Co. Ltd.	1,400	33,733
#	Miraial Co. Ltd.	1,700	16,134
	Mirait One Corp.	23,910	339,796
	Mirarth Holdings, Inc.	17,600	63,191
	Miroku Jyoho Service Co. Ltd.	4,500	58,135
	MISUMI Group, Inc.	11,000	202,429
	Mitani Corp.	8,000	88,392
	Mitani Sangyo Co. Ltd.	7,800	18,718
	Mitani Sekisan Co. Ltd.	1,700	63,662
	Mito Securities Co. Ltd.	16,800	57,000
	Mitsuba Corp.	15,000	102,750
	Mitsubishi Electric Corp.	59,800	996,374
	Mitsubishi Estate Co. Ltd.	32,600	555,632
	Mitsubishi Gas Chemical Co., Inc.	27,200	514,217
	Mitsubishi HC Capital, Inc.	174,470	1,255,210
	Mitsubishi Heavy Industries Ltd.	183,000	2,193,452
	Mitsubishi Kakoki Kaisha Ltd.	1,800	46,856
	Mitsubishi Logisnext Co. Ltd.	8,300	72,881
	Mitsubishi Logistics Corp.	12,700	444,231
#	Mitsubishi Motors Corp.	174,700	498,015
#	Mitsubishi Paper Mills Ltd.	7,800	36,302
	Mitsubishi Pencil Co. Ltd.	8,500	131,893
	Mitsubishi Research Institute, Inc.	1,900	59,901
	Mitsubishi UFJ Financial Group, Inc. (8306 JP)	488,200	5,638,881
	Mitsuboshi Belting Ltd.	5,800	170,149
	Mitsui Chemicals, Inc.	24,466	707,374
	Mitsui DM Sugar Holdings Co. Ltd.	4,500	98,875
	Mitsui E&S Co. Ltd.	30,800	268,137
	Mitsui Fudosan Co. Ltd.	98,700	1,022,518
#	Mitsui High-Tec, Inc.	24,000	187,223
	Mitsui Mining & Smelting Co. Ltd.	14,899	496,710
#	Mitsui OSK Lines Ltd.	21,400	679,731
	Mitsui-Soko Holdings Co. Ltd.	8,800	280,499
	Mitsuuroko Group Holdings Co. Ltd.	11,200	125,683

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Miura Co. Ltd.	7,100	$164,909
	MIXI, Inc.	10,100	200,451
	Miyaji Engineering Group, Inc.	3,000	96,033
	Miyazaki Bank Ltd.	4,300	97,050
	Miyoshi Oil & Fat Co. Ltd.	1,700	17,544
	Mizuho Financial Group, Inc. (8411 JP)	98,380	2,248,979
	Mizuho Leasing Co. Ltd.	40,900	308,623
	Mizuho Medy Co. Ltd.	3,600	41,343
	Mizuno Corp.	5,500	277,876
	Modec, Inc.	4,400	82,078
	Monex Group, Inc.	30,100	146,331
#	Monogatari Corp.	7,000	158,867
	MonotaRO Co. Ltd.	22,800	322,308
	Morinaga & Co. Ltd.	18,400	353,135
	Morinaga Milk Industry Co. Ltd.	22,900	549,562
	Moriroku Holdings Co. Ltd.	2,900	52,535
	Morita Holdings Corp.	8,100	104,382
	Morito Co. Ltd.	5,100	49,131
#	Morozoff Ltd.	1,000	29,795
	MrMax Holdings Ltd.	8,700	41,532
	MS&AD Insurance Group Holdings, Inc.	52,800	1,244,735
	Mugen Estate Co. Ltd.	4,900	43,085
	m-up Holdings, Inc.	7,600	67,370
	Murakami Corp.	1,900	60,393
	Murata Manufacturing Co. Ltd.	90,100	2,004,542
	Musashi Seimitsu Industry Co. Ltd.	10,800	150,895
	Musashino Bank Ltd.	6,800	146,394
	Muto Seiko Co.	1,000	11,517
	Nachi-Fujikoshi Corp.	5,198	114,867
	Nafco Co. Ltd.	2,900	57,909
	Nagano Keiki Co. Ltd.	4,100	77,147
	Nagase & Co. Ltd.	26,100	573,386
	Nagase Brothers, Inc.	2,000	24,758
#	Nagawa Co. Ltd.	900	46,086
	Nagoya Railroad Co. Ltd.	17,800	216,624
	Naigai Trans Line Ltd.	2,100	39,892
	Nakabayashi Co. Ltd.	4,900	18,850
#	Nakamoto Packs Co. Ltd.	1,600	17,737
	Nakamuraya Co. Ltd.	900	20,317
	Nakanishi, Inc.	3,900	67,372
#	Namura Shipbuilding Co. Ltd.	12,300	159,514
	Nankai Electric Railway Co. Ltd.	14,800	261,925
	Nanto Bank Ltd.	6,600	154,011
#	Nanyo Corp.	1,600	11,631
	Narasaki Sangyo Co. Ltd.	700	14,286
	NCD Co. Ltd./Shinagawa	1,000	11,672
	NEC Capital Solutions Ltd.	3,800	108,097
	NEC Corp.	14,300	1,237,731
	NEC Networks & System Integration Corp.	13,800	254,162
	NET One Systems Co. Ltd.	18,184	367,547
*	Net Protections Holdings, Inc.	16,000	22,325
#	New Art Holdings Co. Ltd.	2,100	24,172
	Nexon Co. Ltd.	9,300	200,310
#	Nextage Co. Ltd.	10,600	144,318
	NGK Insulators Ltd.	46,292	625,637
	NH Foods Ltd.	14,000	462,436
	NHK Spring Co. Ltd.	44,400	488,297
	Nicca Chemical Co. Ltd.	1,900	12,570
	Nice Corp.	1,400	18,712

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nichias Corp.	14,100	$439,199
	Nichiban Co. Ltd.	2,800	35,939
	Nichicon Corp.	12,900	94,465
	Nichiden Corp.	3,400	78,428
	Nichiha Corp.	6,700	167,528
	Nichimo Co. Ltd.	1,600	23,169
	Nichirei Corp.	21,000	553,723
	Nichireki Co. Ltd.	6,200	101,212
	Nichirin Co. Ltd.	3,810	96,494
	NIDEC Corp. (6594 JP)	19,800	871,015
	Nifco, Inc.	17,300	438,645
	Nihon Chouzai Co. Ltd.	4,000	41,997
	Nihon Dempa Kogyo Co. Ltd.	7,100	66,263
	Nihon Dengi Co. Ltd.	1,200	46,848
	Nihon Denkei Co. Ltd.	1,350	17,997
	Nihon Flush Co. Ltd.	5,100	31,562
	Nihon House Holdings Co. Ltd.	11,100	26,387
	Nihon Kagaku Sangyo Co. Ltd.	2,900	27,725
	Nihon Kohden Corp.	14,400	221,895
	Nihon M&A Center Holdings, Inc.	66,100	311,971
	Nihon Nohyaku Co. Ltd.	11,300	54,858
	Nihon Parkerizing Co. Ltd.	21,094	174,174
	Nihon Tokushu Toryo Co. Ltd.	2,700	22,392
	Nihon Trim Co. Ltd.	700	16,044
#	Nihon Yamamura Glass Co. Ltd.	1,900	18,675
	Nikkiso Co. Ltd.	12,700	100,471
	Nikko Co. Ltd.	8,000	41,734
#	Nikkon Holdings Co. Ltd.	15,600	393,463
	Nikon Corp.	54,800	629,413
	Nintendo Co. Ltd.	42,300	2,337,430
	Nippi, Inc.	400	17,154
	Nippn Corp.	14,300	224,792
	Nippon Air Conditioning Services Co. Ltd.	3,800	25,873
	Nippon Aqua Co. Ltd.	1,900	11,317
#	Nippon Avionics Co. Ltd.	400	32,717
	Nippon Beet Sugar Manufacturing Co. Ltd.	3,000	54,244
	Nippon Carbide Industries Co., Inc.	1,700	20,997
	Nippon Carbon Co. Ltd.	2,400	79,330
	Nippon Care Supply Co. Ltd.	100	1,334
	Nippon Chemical Industrial Co. Ltd.	1,799	29,765
*	Nippon Chemi-Con Corp.	9,400	90,612
	Nippon Concept Corp.	2,200	25,438
	Nippon Densetsu Kogyo Co. Ltd.	9,600	129,123
	Nippon Dry-Chemical Co. Ltd.	1,600	30,638
	Nippon Electric Glass Co. Ltd.	21,100	503,486
	Nippon Express Holdings, Inc.	18,800	930,240
	Nippon Fine Chemical Co. Ltd.	2,700	46,846
	Nippon Gas Co. Ltd.	29,300	456,727
	Nippon Kanzai Holdings Co. Ltd.	1,000	18,350
	Nippon Kayaku Co. Ltd.	3,700	30,942
	Nippon Kodoshi Corp.	1,600	23,005
	Nippon Light Metal Holdings Co. Ltd.	15,881	186,650
	Nippon Paint Holdings Co. Ltd.	11,600	74,048
	Nippon Paper Industries Co. Ltd.	39,278	254,349
	Nippon Parking Development Co. Ltd.	51,500	70,823
	Nippon Rietec Co. Ltd.	4,000	33,379
	Nippon Road Co. Ltd.	6,700	75,064
	Nippon Seiki Co. Ltd.	11,900	108,710
	Nippon Seisen Co. Ltd.	5,000	39,784

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Nippon Sharyo Ltd.	2,200	$33,552
*	Nippon Sheet Glass Co. Ltd.	36,100	101,056
	Nippon Shinyaku Co. Ltd.	9,000	205,790
	Nippon Shokubai Co. Ltd.	28,800	312,283
	Nippon Signal Co. Ltd.	11,500	79,998
	Nippon Soda Co. Ltd.	6,500	233,709
	Nippon Telegraph & Telephone Corp.	907,500	967,135
	Nippon Thompson Co. Ltd.	14,800	59,533
#	Nippon Yusen KK	61,200	1,972,101
	Nishikawa Rubber Co. Ltd.	2,100	26,767
	Nishimatsu Construction Co. Ltd.	9,200	299,860
#	Nishimatsuya Chain Co. Ltd.	9,200	140,133
	Nishimoto Co. Ltd.	3,300	30,778
	Nishi-Nippon Financial Holdings, Inc.	31,800	432,979
	Nishi-Nippon Railroad Co. Ltd.	9,200	152,762
	Nishio Holdings Co. Ltd.	7,100	192,905
	Nissan Motor Co. Ltd.	338,550	1,074,600
	Nissan Shatai Co. Ltd.	8,100	50,558
	Nissan Tokyo Sales Holdings Co. Ltd.	11,500	39,034
	Nissei ASB Machine Co. Ltd.	2,100	77,835
	Nissei Plastic Industrial Co. Ltd.	4,600	32,033
	Nissha Co. Ltd.	11,615	141,720
	Nisshin Group Holdings Co. Ltd.	9,400	34,399
	Nisshin Oillio Group Ltd.	7,900	272,618
	Nisshin Seifun Group, Inc.	34,340	424,938
	Nisshinbo Holdings, Inc.	33,075	242,372
	Nissin Corp.	3,500	104,265
	Nissin Foods Holdings Co. Ltd.	7,800	231,916
	Nisso Holdings Co. Ltd.	5,300	29,145
	Nissui Corp.	79,600	477,792
	Niterra Co. Ltd.	33,300	986,286
	Nitori Holdings Co. Ltd.	6,600	807,150
	Nitta Corp.	4,800	130,490
	Nitta Gelatin, Inc.	3,200	16,220
	Nitto Denko Corp.	16,700	1,450,119
	Nitto Fuji Flour Milling Co. Ltd.	600	27,954
	Nitto Kogyo Corp.	7,300	165,975
	Nitto Kohki Co. Ltd.	3,400	52,185
	Nitto Seiko Co. Ltd.	6,900	27,650
	Nittoc Construction Co. Ltd.	6,700	51,153
	Nittoku Co. Ltd.	2,600	31,980
	NJS Co. Ltd.	1,500	39,278
	Noda Corp.	2,000	13,113
	Noevir Holdings Co. Ltd.	3,600	139,191
	Nojima Corp.	17,000	186,946
	NOK Corp.	14,900	217,792
	Nomura Holdings, Inc. (8604 JP)	163,500	1,008,077
	Nomura Holdings, Inc. (NMR US), Sponsored ADR	61,247	379,119
#	Nomura Micro Science Co. Ltd.	5,600	133,345
	Nomura Real Estate Holdings, Inc.	16,200	452,866
	Nomura Research Institute Ltd.	14,989	462,736
	Noritake Co. Ltd.	5,400	143,405
	Noritsu Koki Co. Ltd.	5,600	151,444
	Noritz Corp.	6,900	86,378
	North Pacific Bank Ltd.	74,016	250,977
	NPR-RIKEN Corp.	4,846	88,262
	NS Solutions Corp.	6,800	155,941
	NS Tool Co. Ltd.	3,500	21,600
	NSD Co. Ltd.	15,900	327,310

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	NSK Ltd.	70,802	$371,208
	NSW, Inc.	1,800	38,993
	NTN Corp.	111,021	224,589
	NTT Data Group Corp.	39,900	621,419
	Oat Agrio Co. Ltd.	1,200	14,646
	Obara Group, Inc.	2,300	61,193
	Obayashi Corp.	63,100	828,460
	OBIC Business Consultants Co. Ltd.	800	33,858
	Obic Co. Ltd.	3,900	594,684
	Odakyu Electric Railway Co. Ltd.	31,099	314,634
	Ogaki Kyoritsu Bank Ltd.	8,600	133,047
	Ohara, Inc.	1,700	16,222
#	Ohashi Technica, Inc.	3,300	42,502
	Ohba Co. Ltd.	1,700	12,367
	Ohsho Food Service Corp.	2,800	171,267
	OIE Sangyo Co. Ltd.	600	8,139
	Oiles Corp.	6,140	96,127
#*	Oisix ra daichi, Inc.	6,700	61,415
	Oita Bank Ltd.	3,900	88,268
	Oji Holdings Corp.	150,400	640,547
	Okabe Co. Ltd.	10,200	53,710
	Okada Aiyon Corp.	800	12,757
	Okamoto Machine Tool Works Ltd.	2,000	56,363
	Okamura Corp.	12,400	182,433
	Okasan Securities Group, Inc.	41,500	200,933
	Oki Electric Industry Co. Ltd.	38,748	262,961
	Okinawa Cellular Telephone Co.	6,400	172,093
	Okinawa Financial Group, Inc.	5,480	105,473
	OKUMA Corp.	6,700	334,665
	Okumura Corp.	8,000	273,156
	Okura Industrial Co. Ltd.	2,600	50,005
	Okuwa Co. Ltd.	8,300	49,019
	Olympus Corp.	15,800	272,773
	Omron Corp.	9,960	369,455
	Onoken Co. Ltd.	5,400	58,585
	Onward Holdings Co. Ltd.	25,100	93,169
	Open House Group Co. Ltd.	17,900	633,996
	Open Up Group, Inc.	11,700	169,218
	Optex Group Co. Ltd.	8,100	92,345
*	Optim Corp.	3,400	15,265
	Optorun Co. Ltd.	8,506	111,085
	Oracle Corp.	2,900	236,725
	Organo Corp.	7,200	326,557
	Orient Corp.	14,980	105,043
	Oriental Consultants Holdings Co. Ltd.	500	10,914
	Oriental Land Co. Ltd.	40,800	1,168,084
	Oriental Shiraishi Corp.	31,900	73,937
	ORIX Corp. (8591 JP)	116,700	2,822,931
	Oro Co. Ltd.	2,400	40,752
	Osaka Gas Co. Ltd.	20,800	470,790
#	Osaka Organic Chemical Industry Ltd.	3,600	83,306
	Osaka Steel Co. Ltd.	1,800	30,547
#	OSAKA Titanium Technologies Co. Ltd.	7,600	124,493
	Osaki Electric Co. Ltd.	11,100	50,341
	OSG Corp.	17,800	245,578
	Otsuka Corp.	16,200	359,118
	OUG Holdings, Inc.	1,000	17,780
#	Oval Corp.	3,800	11,197
	Oyo Corp.	5,800	96,341

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ozu Corp.	700	$7,540
	Pacific Industrial Co. Ltd.	18,676	194,024
	Pack Corp.	3,700	96,895
	PAL GROUP Holdings Co. Ltd.	10,000	137,248
	PALTAC Corp.	6,210	190,500
	Pan Pacific International Holdings Corp.	32,200	840,072
	Panasonic Holdings Corp.	151,701	1,242,610
	Paraca, Inc.	1,500	20,847
	Paramount Bed Holdings Co. Ltd.	8,400	141,438
*	Park24 Co. Ltd.	31,200	333,796
	Parker Corp.	3,000	17,156
#	Pasona Group, Inc.	6,100	96,090
	Pegasus Co. Ltd.	5,300	20,731
	Penta-Ocean Construction Co. Ltd.	67,700	300,551
	People Dreams & Technologies Group Co. Ltd.	1,400	17,696
*	PeptiDream, Inc.	19,207	353,945
	Persol Holdings Co. Ltd.	368,334	631,731
	Pharma Foods International Co. Ltd.	4,400	32,170
#	PHC Holdings Corp.	6,400	48,013
#*	PIA Corp.	1,400	29,387
	Pickles Holdings Co. Ltd.	2,400	18,066
	Pigeon Corp.	23,175	235,805
	PILLAR Corp.	5,000	169,539
	Pilot Corp.	5,900	177,223
	Piolax, Inc.	7,100	116,323
	Plus Alpha Consulting Co. Ltd.	6,400	82,022
#	Port, Inc.	1,900	25,507
*	PR Times Corp.	900	10,772
	Premium Group Co. Ltd.	8,700	116,100
	Premium Water Holdings, Inc.	700	13,731
	Press Kogyo Co. Ltd.	33,000	137,664
	Pressance Corp.	7,400	100,055
	Prestige International, Inc.	20,100	95,428
	Prima Meat Packers Ltd.	5,699	95,277
	Procrea Holdings, Inc.	7,208	91,646
	Pronexus, Inc.	5,200	44,775
	Pro-Ship, Inc.	1,900	18,757
	Proto Corp.	6,700	65,789
	PS Construction Co. Ltd.	2,490	17,042
	QB Net Holdings Co. Ltd.	4,500	43,879
	Qol Holdings Co. Ltd.	11,000	111,675
	Quick Co. Ltd.	2,900	41,823
	Raccoon Holdings, Inc.	4,100	16,452
	Raito Kogyo Co. Ltd.	8,000	116,072
	Raiznext Corp.	7,900	97,068
#	Raksul, Inc.	12,200	92,646
	Rakus Co. Ltd.	19,800	277,407
*	Rakuten Group, Inc.	25,200	147,840
	Rasa Corp.	2,700	30,864
	Rasa Industries Ltd.	2,100	39,910
	Raysum Co. Ltd.	3,036	68,552
	Recruit Holdings Co. Ltd.	60,400	3,463,535
	Relo Group, Inc.	23,400	279,643
	Renaissance, Inc.	2,000	13,975
	Renesas Electronics Corp.	82,200	1,415,802
	Rengo Co. Ltd.	47,000	327,805
#*	RENOVA, Inc.	8,300	50,875
	Resona Holdings, Inc.	182,363	1,307,711
	Resonac Holdings Corp.	38,500	955,789

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Resorttrust, Inc.	12,900	$217,749
	Restar Corp.	4,900	96,605
	Retail Partners Co. Ltd.	6,800	76,245
	Rheon Automatic Machinery Co. Ltd.	3,400	34,937
#	Rhythm Co. Ltd.	1,100	27,633
	Ricoh Co. Ltd.	59,948	558,074
	Ricoh Leasing Co. Ltd.	4,500	163,813
	Riken Keiki Co. Ltd.	5,800	170,285
	Riken Technos Corp.	12,300	81,047
	Riken Vitamin Co. Ltd.	5,200	98,006
#	Ringer Hut Co. Ltd.	3,000	45,390
	Rinnai Corp.	12,500	307,351
	Rion Co. Ltd.	2,800	44,860
	Riso Kyoiku Co. Ltd.	600	971
	Rix Corp.	800	16,278
	Rohm Co. Ltd.	28,400	387,212
	Rohto Pharmaceutical Co. Ltd.	17,000	399,312
	Rokko Butter Co. Ltd.	3,500	35,537
	Roland Corp.	3,300	85,528
	Rorze Corp.	2,700	439,119
	Round One Corp.	48,900	291,152
	Royal Holdings Co. Ltd.	7,500	126,833
	Ryobi Ltd.	5,500	75,419
	RYODEN Corp.	3,500	66,482
	Ryohin Keikaku Co. Ltd.	38,700	729,796
	Ryoyo Ryosan Holdings, Inc.	4,376	83,859
	S Foods, Inc.	5,100	101,202
	S&B Foods, Inc.	1,700	52,678
	Sac's Bar Holdings, Inc.	4,300	22,746
	Saibu Gas Holdings Co. Ltd.	3,900	49,940
	Sakai Chemical Industry Co. Ltd.	3,500	66,377
	Sakai Heavy Industries Ltd.	900	35,282
	Sakai Moving Service Co. Ltd.	4,600	81,535
	Sakata INX Corp.	11,900	139,827
#	Sakata Seed Corp.	4,700	108,371
#	Sakura Internet, Inc.	4,600	93,315
	Sala Corp.	14,300	79,243
#	Samco, Inc.	500	14,160
	SAMTY HOLDINGS Co. Ltd.	5,700	104,160
	San Holdings, Inc.	5,200	45,302
	San ju San Financial Group, Inc.	6,050	82,895
	San-A Co. Ltd.	3,400	116,019
	San-Ai Obbli Co. Ltd.	15,800	216,593
	Sangetsu Corp.	12,200	242,726
	San-In Godo Bank Ltd.	34,576	328,795
	Sanken Electric Co. Ltd.	5,700	278,154
	Sanki Engineering Co. Ltd.	9,000	140,718
	Sanko Gosei Ltd.	6,700	31,170
	Sanko Metal Industrial Co. Ltd.	800	23,548
	Sankyo Frontier Co. Ltd.	1,100	30,799
	Sankyo Seiko Co. Ltd.	8,500	39,074
	Sankyo Tateyama, Inc.	6,600	32,776
	Sankyu, Inc.	12,400	423,557
	Sanoh Industrial Co. Ltd.	10,200	67,720
	Sanrio Co. Ltd.	14,100	299,361
	Sansei Technologies, Inc.	2,400	26,185
	Sansha Electric Manufacturing Co. Ltd.	2,800	19,956
	Sanshin Electronics Co. Ltd.	2,600	37,499
	Santec Holdings Corp.	1,400	75,943

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Santen Pharmaceutical Co. Ltd.	74,700	$896,488
	Sanwa Holdings Corp.	39,800	852,525
	Sanyo Chemical Industries Ltd.	3,100	84,969
	Sanyo Denki Co. Ltd.	4,000	193,785
	Sanyo Shokai Ltd.	2,599	43,856
	Sanyo Trading Co. Ltd.	6,100	61,338
#	Sata Construction Co. Ltd.	2,200	12,977
	Sato Foods Co. Ltd.	300	14,792
	Sato Holdings Corp.	9,819	141,490
	Sato Shoji Corp.	3,600	40,336
	Satori Electric Co. Ltd.	3,200	44,533
	SAXA, Inc.	1,500	25,717
*	SBI ARUHI Corp.	4,510	28,317
	SBI Global Asset Management Co. Ltd.	6,900	30,474
	SBI Holdings, Inc.	24,600	639,443
	SBI Sumishin Net Bank Ltd.	4,200	80,260
	SBS Holdings, Inc.	6,000	110,297
	SCREEN Holdings Co. Ltd.	12,200	1,033,824
	Scroll Corp.	11,000	75,299
	SCSK Corp.	17,100	336,663
	SEC Carbon Ltd.	2,500	39,557
	Seibu Electric & Machinery Co. Ltd.	1,200	16,338
	Seibu Holdings, Inc.	22,500	422,368
	Seika Corp.	2,100	58,263
	Seikagaku Corp.	10,600	63,128
	Seikitokyu Kogyo Co. Ltd.	6,100	70,217
	Seiko Epson Corp.	31,200	540,085
	Seiko Group Corp.	7,899	236,096
	Seino Holdings Co. Ltd.	29,700	464,829
	Seiren Co. Ltd.	9,300	146,349
	Sekisui Chemical Co. Ltd.	39,800	600,502
#	Sekisui House Ltd.	35,500	889,500
	Sekisui Jushi Corp.	6,600	111,201
	Sekisui Kasei Co. Ltd.	7,400	22,167
	SEMITEC Corp.	2,100	28,952
	Senko Group Holdings Co. Ltd.	31,000	236,903
#	Senshu Electric Co. Ltd.	3,200	108,321
	Senshu Ikeda Holdings, Inc.	61,400	157,545
#*	Senshukai Co. Ltd.	8,300	16,628
	Seria Co. Ltd.	9,800	229,194
	Seven & i Holdings Co. Ltd.	233,700	2,798,500
	Seven Bank Ltd.	146,500	274,841
	SG Holdings Co. Ltd.	59,300	603,001
*	Sharp Corp.	17,557	102,248
	Shibaura Electronics Co. Ltd.	4,600	91,898
	Shibaura Machine Co. Ltd.	3,900	95,848
	Shibaura Mechatronics Corp.	3,000	158,068
	Shibusawa Warehouse Co. Ltd.	2,600	52,951
	Shibuya Corp.	4,600	112,054
*	SHIFT, Inc.	2,900	222,770
	Shiga Bank Ltd.	9,400	252,461
	Shikibo Ltd.	2,900	22,527
	Shikoku Bank Ltd.	9,300	73,288
	Shikoku Kasei Holdings Corp.	11,400	174,278
	Shima Seiki Manufacturing Ltd.	6,400	72,351
	Shimamura Co. Ltd.	7,200	352,879
	Shimano, Inc.	3,019	535,583
	Shimizu Bank Ltd.	3,400	36,565
	Shimizu Corp.	65,400	411,035

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Shimojima Co. Ltd.	2,400	$21,077
	Shin Nippon Air Technologies Co. Ltd.	2,800	83,687
#	Shin Nippon Biomedical Laboratories Ltd.	5,300	44,304
	Shinagawa Refractories Co. Ltd.	12,100	148,014
	Shindengen Electric Manufacturing Co. Ltd.	2,200	42,796
	Shin-Etsu Chemical Co. Ltd.	99,700	4,429,738
	Shin-Etsu Polymer Co. Ltd.	10,400	111,633
#	Shinki Bus Co. Ltd.	600	13,753
	Shinko Electric Industries Co. Ltd.	10,400	395,559
	Shinko Shoji Co. Ltd.	7,600	45,047
	Shinmaywa Industries Ltd.	16,000	157,393
	Shinnihon Corp.	8,500	94,667
	Shinnihonseiyaku Co. Ltd.	2,400	28,247
	Shinsho Corp.	1,400	81,743
	Shinwa Co. Ltd. (3447 JP)	1,900	9,589
	Shinwa Co. Ltd. (7607 JP)	2,600	46,241
	Ship Healthcare Holdings, Inc.	19,600	299,186
	Shizuoka Financial Group, Inc.	62,600	625,267
	Shizuoka Gas Co. Ltd.	11,000	69,931
	SHO-BOND Holdings Co. Ltd.	5,400	207,968
	Shoei Co. Ltd.	12,500	165,669
#	Shoei Foods Corp.	1,100	37,271
	Showa Sangyo Co. Ltd.	5,300	115,688
	SIGMAXYZ Holdings, Inc.	6,500	64,234
	Siix Corp.	12,900	107,488
*	Simplex Holdings, Inc.	7,900	113,896
	Sinanen Holdings Co. Ltd.	1,900	67,608
	Sinfonia Technology Co. Ltd.	6,900	146,688
	Sinko Industries Ltd.	4,500	121,587
	Sintokogio Ltd.	10,000	74,239
	SK Kaken Co. Ltd.	1,300	83,471
	SK-Electronics Co. Ltd.	2,100	43,453
	SKY Perfect JSAT Holdings, Inc.	45,400	267,118
#	Skylark Holdings Co. Ltd.	38,300	524,833
#*	Smaregi, Inc.	1,500	22,790
	SMC Corp.	800	389,252
	SMK Corp.	1,100	18,447
	SMS Co. Ltd.	17,006	247,874
	Soda Nikka Co. Ltd.	4,200	33,089
	Sodick Co. Ltd.	13,900	70,013
	Soft99 Corp.	3,800	39,532
	SoftBank Corp.	123,800	1,614,940
	SoftBank Group Corp.	36,600	2,236,714
	Softcreate Holdings Corp.	3,600	42,972
	Software Service, Inc.	600	56,060
	Sohgo Security Services Co. Ltd.	66,200	423,436
	Soken Chemical & Engineering Co. Ltd.	2,200	38,563
	Solasto Corp.	16,700	56,626
	Soliton Systems KK	2,100	16,891
	Sompo Holdings, Inc.	73,700	1,680,501
	Sony Group Corp. (6758 JP)	73,600	6,537,049
	Sotetsu Holdings, Inc.	12,842	210,638
	Space Co. Ltd.	4,390	33,881
	Sparx Group Co. Ltd.	4,840	52,959
	SPK Corp.	2,200	33,621
	S-Pool, Inc.	16,400	34,834
	Square Enix Holdings Co. Ltd.	5,200	175,614
	SRA Holdings	2,600	75,414
*	SRE Holdings Corp.	1,500	48,327

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	SRS Holdings Co. Ltd.	3,600	$30,727
	ST Corp.	2,000	21,221
	Stanley Electric Co. Ltd.	25,500	500,665
	Star Mica Holdings Co. Ltd.	8,800	39,939
	Star Micronics Co. Ltd.	10,000	140,335
	Startia Holdings, Inc.	2,000	28,599
	Starts Corp., Inc.	9,300	214,519
	Starzen Co. Ltd.	4,200	87,874
	St-Care Holding Corp.	2,700	16,136
	Stella Chemifa Corp.	1,100	30,311
	Step Co. Ltd.	2,300	31,427
	STI Foods Holdings, Inc.	500	16,589
	Strike Co. Ltd.	2,200	59,418
#	Studio Alice Co. Ltd.	3,200	45,677
	Subaru Corp.	125,400	2,411,003
	Subaru Enterprise Co. Ltd.	2,000	39,320
	Sugi Holdings Co. Ltd.	18,200	314,477
	Sugimoto & Co. Ltd.	2,600	50,799
	SUMCO Corp.	58,800	966,695
	Sumida Corp.	12,100	85,908
	Sumitomo Densetsu Co. Ltd.	4,100	112,671
	Sumitomo Electric Industries Ltd.	71,400	1,080,072
	Sumitomo Forestry Co. Ltd.	34,900	1,488,239
	Sumitomo Heavy Industries Ltd.	23,719	636,981
	Sumitomo Metal Mining Co. Ltd.	23,000	701,364
	Sumitomo Mitsui Construction Co. Ltd.	37,320	98,759
	Sumitomo Mitsui Financial Group, Inc. (8316 JP)	49,800	3,596,203
	Sumitomo Mitsui Financial Group, Inc. (SMFG US), Sponsored ADR	11,351	164,362
	Sumitomo Mitsui Trust Holdings, Inc.	42,000	1,061,627
	Sumitomo Realty & Development Co. Ltd.	28,200	932,087
	Sumitomo Riko Co. Ltd.	11,100	112,034
	Sumitomo Rubber Industries Ltd.	40,425	421,208
	Sumitomo Seika Chemicals Co. Ltd.	2,400	85,044
	Sumitomo Warehouse Co. Ltd.	14,500	272,674
	Sun Frontier Fudousan Co. Ltd.	8,800	119,734
*	Sun*, Inc. (4053 JP)	3,600	22,033
	Suncall Corp.	3,600	11,740
	Sundrug Co. Ltd.	13,800	383,231
	Suntory Beverage & Food Ltd.	13,100	470,502
	Sun-Wa Technos Corp.	3,300	47,684
#	SUNWELS Co. Ltd.	1,900	32,223
	Suruga Bank Ltd.	34,600	274,576
#	Suzuden Corp.	2,300	29,008
	Suzuken Co. Ltd.	12,250	446,437
	Suzuki Co. Ltd.	4,100	39,477
	Suzuki Motor Corp.	126,400	1,452,612
	SWCC Corp.	8,300	246,300
	System Research Co. Ltd.	2,400	24,530
	System Support, Inc.	1,800	23,692
	Systems Engineering Consultants Co. Ltd.	500	14,140
	Systena Corp.	71,800	161,607
	Syuppin Co. Ltd.	3,700	35,809
	T Hasegawa Co. Ltd.	6,900	148,153
	T RAD Co. Ltd.	1,500	36,852
	T&D Holdings, Inc.	44,300	830,436
	Tachibana Eletech Co. Ltd.	4,880	97,520
	Tachikawa Corp.	2,800	26,008
	Tachi-S Co. Ltd.	9,100	120,595
	Tadano Ltd.	25,100	186,634

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Taihei Dengyo Kaisha Ltd.	4,200	$148,219
	Taiho Kogyo Co. Ltd.	4,700	23,176
	Taikisha Ltd.	5,100	175,803
	Taiko Bank Ltd.	1,300	14,169
	Taisei Corp.	11,900	505,409
	Taisei Lamick Co. Ltd.	1,500	28,137
	Taiyo Holdings Co. Ltd.	10,200	243,769
#	Taiyo Yuden Co. Ltd.	17,200	516,862
	Takamatsu Construction Group Co. Ltd.	3,700	77,249
	Takamiya Co. Ltd.	11,977	38,023
	Takaoka Toko Co. Ltd.	3,000	40,239
	Takara & Co. Ltd.	3,000	60,413
	Takara Standard Co. Ltd.	10,400	120,008
	Takasago International Corp.	3,600	93,179
	Takasago Thermal Engineering Co. Ltd.	9,400	370,199
	Takashima & Co. Ltd.	2,400	15,866
	Takashimaya Co. Ltd.	33,800	625,909
#	Take & Give Needs Co. Ltd.	3,900	26,243
	TAKEBISHI Corp.	2,200	36,467
	Takeuchi Manufacturing Co. Ltd.	9,200	294,284
	Taki Chemical Co. Ltd.	900	26,635
	Takuma Co. Ltd.	8,100	94,041
	Tama Home Co. Ltd.	4,700	140,603
	Tamron Co. Ltd.	8,600	243,244
	Tamura Corp.	22,300	100,255
#	Tanseisha Co. Ltd.	9,100	56,102
	TASUKI Holdings, Inc.	3,800	17,400
*	Tatsuta Electric Wire & Cable Co. Ltd.	10,600	55,082
	Tayca Corp.	4,200	47,476
#	Tazmo Co. Ltd.	1,400	28,800
	TBS Holdings, Inc.	7,500	211,816
	TDC Soft, Inc.	7,600	65,055
	TDK Corp. (6762 JP)	48,600	3,390,448
	TechMatrix Corp.	8,400	117,419
	Techno Medica Co. Ltd.	900	10,744
	Techno Quartz, Inc.	800	30,975
	Techno Ryowa Ltd.	1,600	17,741
	Techno Smart Corp.	2,600	32,062
	TechnoPro Holdings, Inc.	23,900	459,573
	Tecnos Japan, Inc.	1,700	9,463
	Teikoku Electric Manufacturing Co. Ltd.	2,400	43,119
	Teikoku Sen-I Co. Ltd.	4,600	76,371
	Teikoku Tsushin Kogyo Co. Ltd.	1,600	23,313
	Tekken Corp.	3,300	57,039
	Tenma Corp.	4,400	81,793
	Tenpos Holdings Co. Ltd.	600	14,115
#	Tera Probe, Inc.	800	22,174
	Terasaki Electric Co. Ltd.	600	9,938
	Terumo Corp.	16,300	292,232
	TESEC Corp.	1,300	15,034
	Tess Holdings Co. Ltd.	10,300	27,935
	T-Gaia Corp.	2,300	59,567
	THK Co. Ltd.	21,600	407,807
	Tigers Polymer Corp.	3,500	19,265
	TIS, Inc.	23,600	505,546
	TKC Corp.	5,700	135,003
#*	TKP Corp.	3,300	39,729
	Toa Corp. (1885 JP)	21,800	146,971
	Toa Corp. (6809 JP)	6,200	45,093

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	TOA ROAD Corp.	12,000	$99,653
	Toagosei Co. Ltd.	25,900	277,463
	Tobishima Corp.	5,970	60,910
	Tobu Railway Co. Ltd.	18,400	323,214
	TOC Co. Ltd.	9,500	44,869
	Tocalo Co. Ltd.	13,600	177,726
	Tochigi Bank Ltd.	29,200	69,484
	Toda Corp.	64,100	463,266
	Toei Animation Co. Ltd.	4,500	69,787
	Toei Co. Ltd.	3,000	77,290
#	Toell Co. Ltd.	1,900	10,134
	Toenec Corp.	3,100	103,016
	Toho Bank Ltd.	51,400	107,867
	Toho Co. Ltd. (8142 JP)	2,500	53,073
	Toho Co. Ltd. (9602 JP)	3,800	136,466
	Toho Gas Co. Ltd.	8,500	262,533
#	Toho Holdings Co. Ltd.	13,200	383,835
#	Toho Titanium Co. Ltd.	8,500	77,718
#*	Toho Zinc Co. Ltd.	3,500	18,305
	Tohoku Bank Ltd.	1,800	14,752
#	Tohokushinsha Film Corp.	17,100	72,826
	Tokai Carbon Co. Ltd.	49,300	315,939
	Tokai Corp.	4,900	73,124
	TOKAI Holdings Corp.	24,539	164,856
	Tokai Rika Co. Ltd.	14,300	194,057
	Tokai Tokyo Financial Holdings, Inc.	49,200	192,277
	Token Corp.	1,810	143,008
	Tokio Marine Holdings, Inc. (8766 JP)	118,700	4,656,970
	Tokushu Tokai Paper Co. Ltd.	2,300	59,381
	Tokyo Century Corp.	37,100	395,196
	Tokyo Electron Device Ltd.	5,400	140,340
	Tokyo Electron Ltd.	19,200	4,017,549
	Tokyo Energy & Systems, Inc.	4,500	39,135
	Tokyo Gas Co. Ltd.	20,900	457,911
	Tokyo Individualized Educational Institute, Inc.	3,700	10,195
	Tokyo Kiraboshi Financial Group, Inc.	6,422	193,550
	Tokyo Ohka Kogyo Co. Ltd.	13,200	339,766
	Tokyo Sangyo Co. Ltd.	6,600	32,350
	Tokyo Seimitsu Co. Ltd.	8,700	599,703
	Tokyo Steel Manufacturing Co. Ltd.	13,700	174,293
	Tokyo Tatemono Co. Ltd.	46,900	818,152
	Tokyu Construction Co. Ltd.	21,564	113,391
#	Tokyu Corp.	27,700	335,596
	Tokyu Fudosan Holdings Corp.	151,043	1,090,573
	Toli Corp.	10,700	30,380
	Tomato Bank Ltd.	1,400	12,226
	Tomoe Corp.	5,400	31,558
	Tomoe Engineering Co. Ltd.	2,000	57,734
	Tomoku Co. Ltd.	3,500	61,965
	TOMONY Holdings, Inc.	63,100	180,365
	Tomy Co. Ltd.	21,600	490,114
	Tonami Holdings Co. Ltd.	1,300	54,848
	Topcon Corp.	21,000	217,205
	TOPPAN Holdings, Inc.	23,300	659,067
	Topre Corp.	16,500	226,409
	Topy Industries Ltd.	4,200	65,022
	Toray Industries, Inc.	127,700	663,919
	Torex Semiconductor Ltd.	1,600	20,901
#	Toridoll Holdings Corp.	11,600	303,371

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Torigoe Co. Ltd.	4,100	$19,672
	Torii Pharmaceutical Co. Ltd.	3,700	92,264
	Torishima Pump Manufacturing Co. Ltd.	4,500	93,318
	Tosei Corp.	8,900	148,537
	Toshiba TEC Corp.	8,700	195,012
	Tosho Co. Ltd.	3,800	18,417
	Totech Corp.	6,300	107,353
	Totetsu Kogyo Co. Ltd.	5,000	108,348
	TOTO Ltd.	10,599	291,845
	Tottori Bank Ltd.	2,400	21,874
	Toukei Computer Co. Ltd.	1,400	42,321
	Tow Co. Ltd.	4,400	10,468
	Towa Bank Ltd.	9,200	42,307
	Towa Corp.	2,200	126,723
	Towa Pharmaceutical Co. Ltd.	7,500	152,942
	Toyo Construction Co. Ltd.	24,800	252,944
	Toyo Corp.	5,600	59,277
	Toyo Engineering Corp.	7,919	42,412
#	Toyo Gosei Co. Ltd.	1,400	86,981
	Toyo Kanetsu KK	2,200	54,722
	Toyo Machinery & Metal Co. Ltd.	4,900	23,143
#	Toyo Securities Co. Ltd.	14,000	35,576
	Toyo Seikan Group Holdings Ltd.	23,700	406,936
	Toyo Suisan Kaisha Ltd.	4,700	315,586
	Toyo Tire Corp.	28,500	465,002
	Toyobo Co. Ltd.	37,600	258,155
	Toyoda Gosei Co. Ltd.	16,500	301,268
	Toyota Boshoku Corp.	20,800	280,294
	Toyota Industries Corp.	5,600	470,793
	TPR Co. Ltd.	5,900	97,585
#	Traders Holdings Co. Ltd.	4,900	25,526
	Trancom Co. Ltd.	2,100	93,289
#	Transaction Co. Ltd.	3,200	38,252
	Transcosmos, Inc.	4,363	100,454
	TRE Holdings Corp.	20,400	178,090
	Treasure Factory Co. Ltd.	3,800	47,516
	Trend Micro, Inc. (4704 JP)	11,500	551,224
#	Trinity Industrial Corp.	1,700	13,037
	Trusco Nakayama Corp.	10,900	176,447
	TS Tech Co. Ltd.	21,900	290,414
	TSI Holdings Co. Ltd.	13,100	78,594
	Tsubaki Nakashima Co. Ltd.	11,229	58,595
	Tsubakimoto Chain Co.	7,428	321,226
	Tsubakimoto Kogyo Co. Ltd.	3,600	49,301
	Tsugami Corp.	10,600	116,479
	Tsukishima Holdings Co. Ltd.	6,600	64,591
	Tsukuba Bank Ltd.	28,700	61,950
	Tsumura & Co.	11,582	307,077
	Tsuruha Holdings, Inc.	7,700	477,378
	Tsurumi Manufacturing Co. Ltd.	4,800	127,088
	Tsutsumi Jewelry Co. Ltd.	2,200	31,781
	Tsuzuki Denki Co. Ltd.	1,700	26,003
	TV Asahi Holdings Corp.	6,600	91,981
	Tv Tokyo Holdings Corp.	2,500	61,121
	TYK Corp.	3,500	10,092
	UACJ Corp.	10,500	298,960
	Uchida Yoko Co. Ltd.	2,300	119,807
	Ueki Corp.	400	4,441
	ULS Group, Inc.	1,300	42,768

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
#	Ultrafabrics Holdings Co. Ltd.	2,000	$15,585
	Ulvac, Inc.	6,100	373,789
#	U-Next Holdings Co. Ltd.	5,200	179,081
	Unicharm Corp.	11,900	398,657
	Union Tool Co.	1,100	42,565
	Unipres Corp.	10,600	88,852
	United Arrows Ltd.	5,900	83,908
#	United Super Markets Holdings, Inc.	15,400	92,252
	UNITED, Inc.	4,800	26,186
*	Unitika Ltd.	18,800	36,437
	Urbanet Corp. Co. Ltd.	9,100	23,892
	User Local, Inc.	1,200	16,453
	Ushio, Inc.	24,900	357,055
	USS Co. Ltd.	50,000	450,975
	UT Group Co. Ltd.	7,400	160,295
	V Technology Co. Ltd.	2,900	56,420
	Valor Holdings Co. Ltd.	10,051	170,951
	Valqua Ltd.	4,100	100,290
#	Value HR Co. Ltd.	4,100	42,163
	ValueCommerce Co. Ltd.	5,100	40,077
	Vector, Inc.	6,200	40,846
	Vertex Corp.	6,180	83,969
	Vision, Inc.	8,200	73,822
#*	Visional, Inc.	5,100	269,268
	Vital KSK Holdings, Inc.	10,000	87,770
	VT Holdings Co. Ltd.	34,500	119,939
	Wacoal Holdings Corp.	10,700	311,820
	Wacom Co. Ltd.	9,900	47,742
	Wakachiku Construction Co. Ltd.	2,500	56,321
	Wakita & Co. Ltd.	10,600	118,387
	Warabeya Nichiyo Holdings Co. Ltd.	4,500	77,694
#	Waseda Academy Co. Ltd.	2,000	21,788
	Watahan & Co. Ltd.	3,100	38,252
	WATAMI Co. Ltd.	2,900	18,300
	WDB Holdings Co. Ltd.	1,900	23,238
	Weathernews, Inc.	1,300	49,620
	Welcia Holdings Co. Ltd.	18,160	243,218
	Wellneo Sugar Co. Ltd.	2,200	34,318
	Wellnet Corp.	2,900	13,977
#	West Holdings Corp.	5,757	88,718
	Will Group, Inc.	3,100	21,433
*	WingArc1st, Inc.	5,200	96,892
#	Workman Co. Ltd.	2,300	65,745
	World Co. Ltd.	12,100	181,185
	World Holdings Co. Ltd.	3,400	49,529
#*	W-Scope Corp.	2,800	9,013
	Xebio Holdings Co. Ltd.	6,900	55,659
	Yahagi Construction Co. Ltd.	9,100	101,484
	Yakult Honsha Co. Ltd.	8,098	166,053
	YAKUODO Holdings Co. Ltd.	3,000	56,430
	YAMABIKO Corp.	14,400	204,017
	YAMADA Consulting Group Co. Ltd.	2,400	34,948
	Yamada Holdings Co. Ltd.	97,391	295,488
	Yamae Group Holdings Co. Ltd.	6,300	98,560
	Yamagata Bank Ltd.	7,399	57,286
	Yamaguchi Financial Group, Inc.	46,300	575,552
	Yamaha Corp.	14,900	354,159
	Yamaha Motor Co. Ltd.	163,800	1,525,302
#	Yamami Co.	500	11,490

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
JAPAN — (Continued)
	Yamanashi Chuo Bank Ltd.	7,300	$98,308
	Yamashin-Filter Corp.	5,000	14,567
	Yamatane Corp.	2,600	56,476
	Yamato Corp.	4,700	31,386
	Yamato Holdings Co. Ltd.	18,800	228,328
	Yamato Kogyo Co. Ltd.	7,500	396,350
	Yamaura Corp.	2,200	19,054
	Yamazaki Baking Co. Ltd.	6,700	165,661
	Yamazen Corp.	15,200	157,229
	Yaoko Co. Ltd.	4,900	299,686
	Yaskawa Electric Corp.	14,900	518,577
	Yasuda Logistics Corp.	4,800	51,138
	Yellow Hat Ltd.	10,000	175,062
	Yodogawa Steel Works Ltd.	5,700	214,338
	Yokogawa Bridge Holdings Corp.	10,100	182,776
	Yokogawa Electric Corp.	13,000	329,059
	Yokohama Rubber Co. Ltd.	27,600	627,330
	Yokorei Co. Ltd.	12,100	87,501
	Yokowo Co. Ltd.	5,325	68,659
	Yondenko Corp.	2,700	68,763
	Yonex Co. Ltd.	13,900	203,023
	Yonkyu Co. Ltd.	800	11,839
	Yorozu Corp.	5,900	45,269
#	Yoshinoya Holdings Co. Ltd.	10,685	205,608
	Yotai Refractories Co. Ltd.	3,800	46,094
	Yuasa Trading Co. Ltd.	4,800	179,078
	Yukiguni Maitake Co. Ltd.	7,000	47,618
	Yurtec Corp.	10,600	106,677
	Yushin Precision Equipment Co. Ltd.	4,600	21,727
	Yushiro Chemical Industry Co. Ltd.	2,000	23,944
	Yutaka Giken Co. Ltd.	1,400	19,923
	Zaoh Co. Ltd.	800	13,465
	Zenitaka Corp.	600	16,668
	Zenkoku Hosho Co. Ltd.	10,300	426,054
	Zenrin Co. Ltd.	6,800	43,742
#	Zensho Holdings Co. Ltd.	11,600	472,164
	Zeon Corp.	33,300	294,108
	ZERIA Pharmaceutical Co. Ltd.	5,900	86,177
	ZIGExN Co. Ltd.	15,100	58,403
	Zojirushi Corp.	2,600	26,037
#	ZOZO, Inc.	11,300	330,807
#	Zuiko Corp.	4,100	30,224
TOTAL JAPAN			375,110,751
LUXEMBOURG — (0.0%)
*	HomeToGo SE	3,187	6,498
NETHERLANDS — (4.3%)
	Aalberts NV	33,718	1,289,296
Ω	ABN AMRO Bank NV, GDR	75,889	1,324,783
	Acomo NV	5,752	107,534
*Ω	Adyen NV	686	839,141
	Aegon Ltd. (AEG US)	77,834	502,029
	Aegon Ltd. (AGN NA)	236,073	1,527,688
	Akzo Nobel NV	18,709	1,156,833
#*Ω	Alfen NV	3,346	61,863
	Allfunds Group PLC	78,511	471,886
#	AMG Critical Materials NV	8,387	142,677
	Aperam SA	11,909	323,609

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NETHERLANDS — (Continued)
	Arcadis NV	18,005	$1,285,937
	ASM International NV	4,632	3,186,913
	ASML Holding NV (ASML NA)	1,474	1,372,546
	ASML Holding NV (ASML US)	16,394	15,356,157
	ASR Nederland NV	38,823	1,950,555
#*Ω	Basic-Fit NV	8,219	198,831
	BE Semiconductor Industries NV	10,184	1,311,950
#	Brunel International NV	4,722	53,833
	Coca-Cola Europacific Partners PLC	17,777	1,307,687
	Corbion NV	15,896	355,837
Ω	CTP NV	17,289	302,903
#	Flow Traders Ltd.	7,627	127,146
	ForFarmers NV	11,164	35,281
	Fugro NV	35,560	949,736
	IMCD NV	10,716	1,540,890
	ING Groep NV (INGA NA)	157,316	2,855,434
*	InPost SA	43,602	755,428
	JDE Peet's NV	10,551	232,024
#	Kendrion NV	3,940	52,812
	Koninklijke Ahold Delhaize NV (AD NA)	115,481	3,720,233
	Koninklijke BAM Groep NV	83,795	347,278
	Koninklijke Heijmans NV, CVA	8,810	254,724
	Koninklijke KPN NV	692,179	2,727,313
*	Koninklijke Philips NV (PHG US)	54,632	1,539,527
*	Koninklijke Philips NV (PHIA NA)	16,945	475,980
	Koninklijke Vopak NV	18,306	817,785
#	MFE-MediaForEurope NV (MFEB IM), Class B	22,348	103,664
	Nedap NV	1,486	93,761
	NN Group NV	54,367	2,728,362
#*	NX Filtration NV	1,334	8,176
	OCI NV	18,009	434,024
#*	Pharming Group NV	110,090	95,297
#	PostNL NV	73,807	108,976
	Prosus NV (PRX NA)	44,794	1,562,562
	Randstad NV	22,122	1,077,451
	SBM Offshore NV	41,301	669,334
#*	SIF Holding NV	1,516	20,514
Ω	Signify NV	31,622	782,783
	Sligro Food Group NV	4,988	66,287
	TKH Group NV, CVA	8,137	356,577
#*	TomTom NV	12,235	67,130
	Universal Music Group NV	85,682	2,041,328
	Van Lanschot Kempen NV, CVA	8,800	380,858
	Wolters Kluwer NV	39,187	6,560,268
TOTAL NETHERLANDS			68,019,431
NEW ZEALAND — (0.3%)
#*	a2 Milk Co. Ltd.	49,435	233,356
	Air New Zealand Ltd.	348,084	120,073
	Arvida Group Ltd.	129,335	124,985
	Auckland International Airport Ltd.	47,381	211,067
	Briscoe Group Ltd.	7,212	18,873
#	Chorus Ltd. (CNU NZ)	108,198	509,047
	Comvita Ltd.	3,438	2,250
	Contact Energy Ltd.	67,147	339,746
	EBOS Group Ltd.	9,592	205,799
	Fisher & Paykel Healthcare Corp. Ltd.	16,671	321,831
	Fletcher Building Ltd. (FBU NZ)	141,414	263,569
#	Fonterra Co.-operative Group Ltd.	23,363	55,025

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NEW ZEALAND — (Continued)
	Freightways Group Ltd.	41,625	$225,521
*	Gentrack Group Ltd.	5,468	34,227
	Hallenstein Glasson Holdings Ltd.	9,781	34,483
#	Heartland Group Holdings Ltd.	219,033	139,137
	Infratil Ltd.	41,738	268,136
	Investore Property Ltd.	33,849	23,399
	KMD Brands Ltd.	154,764	41,033
#	Mainfreight Ltd.	7,201	319,685
#	Manawa Energy Ltd.	11,068	28,353
	Mercury NZ Ltd.	20,258	83,063
	Meridian Energy Ltd.	35,958	139,337
	Napier Port Holdings Ltd.	14,915	21,475
#	NZME Ltd. (NZM AU)	18,597	11,633
	NZX Ltd.	94,333	65,931
*	Oceania Healthcare Ltd.	146,390	67,963
	Port of Tauranga Ltd.	20,843	68,527
	Rakon Ltd.	16,547	8,867
#*	Restaurant Brands New Zealand Ltd.	9,175	16,687
*	Ryman Healthcare Ltd.	81,239	219,596
	Sanford Ltd.	10,430	25,761
	Scales Corp. Ltd.	27,860	58,524
*	Serko Ltd.	6,176	13,270
	Skellerup Holdings Ltd.	33,721	89,438
	SKY Network Television Ltd.	48,329	73,045
	Spark New Zealand Ltd.	107,912	277,332
	Summerset Group Holdings Ltd.	58,201	388,435
#	Tourism Holdings Ltd.	28,928	38,005
#	TOWER Ltd.	119,202	79,538
#	Turners Automotive Group Ltd.	12,929	33,904
	Vector Ltd.	17,959	40,126
*	Vista Group International Ltd.	27,115	38,935
	Vulcan Steel Ltd.	1,863	7,623
	Warehouse Group Ltd.	33,331	27,973
TOTAL NEW ZEALAND			5,414,583
NORWAY — (0.9%)
	2020 Bulkers Ltd.	3,297	45,047
	ABG Sundal Collier Holding ASA	87,249	52,573
	AF Gruppen ASA	5,957	73,515
*	Akastor ASA	34,023	51,640
*	Aker BioMarine ASA	2,330	20,529
	Aker BP ASA	32,308	782,312
#*	Aker Carbon Capture ASA	15,045	8,782
	Aker Solutions ASA	38,218	182,346
*	AKVA Group ASA	848	4,955
*	Archer Ltd.	9,352	23,279
*	ArcticZymes Technologies ASA	2,840	6,900
	Arendals Fossekompani ASA	429	6,354
	Atea ASA	17,327	230,590
	Austevoll Seafood ASA	16,602	137,110
*Ω	AutoStore Holdings Ltd.	14,572	18,367
#*	Axactor ASA	31,466	11,669
	B2 Impact ASA	73,842	58,083
	Bakkafrost P	2,038	106,454
	Belships ASA	22,994	48,478
*	Bluenord ASA	5,508	257,321
	Bonheur ASA	6,236	162,589
	Borr Drilling Ltd.	13,185	90,317
	Borregaard ASA	14,300	244,885

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Bouvet ASA	14,828	$86,188
*	Cadeler AS (CADLR NO)	11,820	76,375
#*	Cavendish Hydrogen ASA	1,940	3,308
*	Cloudberry Clean Energy ASA	56,428	60,346
*Ω	Crayon Group Holding ASA	2,929	34,944
	DNB Bank ASA	43,499	898,691
#*Ω	Elkem ASA	63,053	131,588
Ω	Elmera Group ASA	19,682	61,256
	Elopak ASA	15,668	56,018
*Ω	Entra ASA	6,404	71,987
	Equinor ASA	67,932	1,798,853
Ω	Europris ASA	34,170	203,881
	Gjensidige Forsikring ASA	2,190	37,050
#	Grieg Seafood ASA	15,674	91,427
*	Hermana Holding ASA	5,549	1,333
*	Hexagon Composites ASA	19,122	58,253
#*	Hexagon Purus ASA	6,563	5,768
Ω	Kid ASA	7,527	90,785
	Kitron ASA	37,227	124,115
*	Kongsberg Automotive ASA	178,061	26,832
	Leroy Seafood Group ASA	25,247	109,649
*	LINK Mobility Group Holding ASA	47,902	91,559
	Magnora ASA	5,549	16,520
	Medistim ASA	2,115	32,351
	Mowi ASA	15,031	253,703
Ω	Multiconsult ASA	3,394	51,903
#*	NEL ASA	97,037	52,282
	Norbit ASA	2,467	18,224
*	Nordic Semiconductor ASA	2,834	35,052
	Norsk Hydro ASA	75,751	420,180
#Ω	Norske Skog ASA	21,066	78,220
*	Northern Ocean Ltd.	28,873	19,292
*	NRC Group ASA	12,819	12,220
	Odfjell Drilling Ltd.	31,663	165,472
	Odfjell Technology Ltd.	4,361	24,792
*	OKEA ASA	13,270	29,186
Ω	Okeanis Eco Tankers Corp.	3,348	107,387
	Olav Thon Eiendomsselskap ASA	2,062	44,206
	Orkla ASA	19,989	168,697
	Panoro Energy ASA	22,447	67,894
	Pareto Bank ASA	9,248	56,741
	Pexip Holding ASA	13,572	37,750
*	PhotoCure ASA	1,701	8,623
	Protector Forsikring ASA	15,499	320,302
	Rana Gruber ASA	5,547	37,109
	Salmar ASA	2,515	144,728
	Sandnes Sparebank	2,270	21,542
*	SATS ASA	20,392	32,110
*Ω	Scatec ASA	20,636	166,566
	Schibsted ASA (SCHA NO), Class A	5,787	166,259
	Schibsted ASA (SCHB NO), Class B	7,024	190,931
	Selvaag Bolig ASA	9,716	33,570
*Ω	Shelf Drilling Ltd.	63,055	130,579
#	Solstad Maritime Holding AS	9,952	10,782
	Sparebank 1 Oestlandet	8,533	117,558
	SpareBank 1 Sorost-Norge	10,045	66,101
	SpareBank 1 SR-Bank ASA	16,681	214,144
	Sparebanken More	6,733	52,333
	Stolt-Nielsen Ltd.	7,288	285,817

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
NORWAY — (Continued)
	Storebrand ASA	76,471	$767,536
	Subsea 7 SA	34,627	666,051
	Telenor ASA	19,318	230,320
	TGS ASA	36,264	443,438
#	TOMRA Systems ASA	10,628	175,184
	Var Energi ASA	36,827	117,317
	Veidekke ASA	22,947	256,518
	Wallenius Wilhelmsen ASA	7,425	69,040
	Wilh Wilhelmsen Holding ASA, Class A	3,431	121,519
	Yara International ASA	5,643	160,748
TOTAL NORWAY			13,443,098
PORTUGAL — (0.4%)
#	Altri SGPS SA	17,850	97,035
	Banco Comercial Portugues SA, Class R	2,654,076	1,118,833
	Corticeira Amorim SGPS SA	7,403	72,860
	CTT-Correios de Portugal SA	18,086	81,733
	EDP Renovaveis SA	35,464	551,325
	EDP SA (EDP PL)	142,884	588,892
	Galp Energia SGPS SA	109,536	2,303,149
*	Greenvolt-Energias Renovaveis SA	6,021	54,226
#	Ibersol SGPS SA	6,294	47,528
	Jeronimo Martins SGPS SA	21,470	375,137
	Mota-Engil SGPS SA	25,597	100,435
	Navigator Co. SA	43,542	176,670
	NOS SGPS SA	77,951	299,912
	REN - Redes Energeticas Nacionais SGPS SA	56,809	144,067
	Sonae SGPS SA	202,112	206,157
TOTAL PORTUGAL			6,217,959
SINGAPORE — (1.1%)
*	AEM Holdings Ltd.	49,766	62,786
*	Avarga Ltd.	33,400	4,818
	Aztech Global Ltd.	57,700	46,304
	Banyan Tree Holdings Ltd.	76,100	21,994
*††	Best World International Ltd.	29,700	55,795
	Boustead Singapore Ltd.	79,500	59,517
	BRC Asia Ltd.	25,400	43,731
	Bukit Sembawang Estates Ltd.	43,600	110,293
Ω	BW LPG Ltd.	28,568	464,353
	Capitaland India Trust	158,786	129,692
	CapitaLand Investment Ltd.	178,600	362,117
	Centurion Corp. Ltd.	37,000	17,573
	China Aviation Oil Singapore Corp. Ltd.	71,400	47,335
	China Sunsine Chemical Holdings Ltd.	101,000	29,042
	Chuan Hup Holdings Ltd.	81,300	10,210
	City Developments Ltd.	82,300	328,102
	Civmec Ltd.	38,500	28,095
	ComfortDelGro Corp. Ltd.	290,300	304,558
*	COSCO Shipping International Singapore Co. Ltd.	312,900	34,669
	CSE Global Ltd.	82,992	29,537
	DBS Group Holdings Ltd.	110,064	3,016,129
	Delfi Ltd.	70,200	44,120
	DFI Retail Group Holdings Ltd.	51,900	90,769
	Dyna-Mac Holdings Ltd.	127,500	54,436
*††	Ezion Holdings Ltd.	982,352	0
#*††	Ezra Holdings Ltd.	190,010	0
	Far East Orchard Ltd.	40,710	30,434

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
	First Resources Ltd.	125,500	$139,212
	Food Empire Holdings Ltd.	42,400	32,073
	Fraser & Neave Ltd.	43,400	38,655
	Frasers Property Ltd.	72,300	44,267
	Frencken Group Ltd.	94,100	92,184
*	Fu Yu Corp. Ltd.	102,100	9,496
*	Gallant Venture Ltd.	52,000	4,356
	Golden Agri-Resources Ltd.	1,364,100	280,336
	GuocoLand Ltd.	48,400	53,630
	Haw Par Corp. Ltd.	23,800	185,832
	Ho Bee Land Ltd.	39,400	54,892
	Hong Fok Corp. Ltd.	84,400	51,177
	Hong Leong Asia Ltd.	76,800	41,043
	Hong Leong Finance Ltd.	79,500	144,451
	Hongkong Land Holdings Ltd.	142,900	461,512
	Hotel Grand Central Ltd.	29,489	16,226
	Hour Glass Ltd.	49,200	58,188
	HRnetgroup Ltd.	22,900	11,649
	Hutchison Port Holdings Trust	1,065,900	130,109
*††	Hyflux Ltd.	78,700	0
	iFAST Corp. Ltd.	29,000	162,733
	ISDN Holdings Ltd.	78,382	17,305
*	Japfa Ltd.	156,030	38,511
	Keppel Ltd.	91,400	454,886
	Mandarin Oriental International Ltd.	25,100	41,421
	Marco Polo Marine Ltd.	292,000	12,697
*	Mermaid Maritime PCL	81,000	10,425
	Metro Holdings Ltd.	98,700	36,206
	Micro-Mechanics Holdings Ltd.	10,500	12,451
#*††	Midas Holdings Ltd.	218,800	0
	Nanofilm Technologies International Ltd.	40,700	26,004
	Netlink NBN Trust	291,200	185,287
*	Oceanus Group Ltd.	1,247,200	8,319
	Olam Group Ltd.	113,185	98,149
	Oversea-Chinese Banking Corp. Ltd.	146,249	1,627,846
*	Oxley Holdings Ltd.	203,909	12,358
	Pan-United Corp. Ltd.	47,875	19,143
	Propnex Ltd.	43,800	27,045
	PSC Corp. Ltd.	88,400	22,154
	Q&M Dental Group Singapore Ltd.	53,640	11,242
	QAF Ltd.	44,382	27,071
*	Rex International Holding Ltd.	220,000	17,067
	Riverstone Holdings Ltd.	96,800	69,150
	Samudera Shipping Line Ltd.	41,900	25,918
	SATS Ltd.	32,132	78,991
	SBS Transit Ltd.	11,800	21,925
*	Seatrium Ltd.	344,933	434,353
	Sheng Siong Group Ltd.	138,000	158,940
	SIA Engineering Co. Ltd.	20,500	35,137
	Silverlake Axis Ltd.	131,900	28,613
	Sinarmas Land Ltd.	175,900	21,386
	Singapore Airlines Ltd.	94,300	492,803
	Singapore Exchange Ltd.	108,000	796,273
	Singapore Land Group Ltd.	18,100	23,992
	Singapore Post Ltd.	348,700	114,960
	Singapore Telecommunications Ltd.	80,700	186,955
	Stamford Land Corp. Ltd.	162,807	46,349
	StarHub Ltd.	129,600	123,138
	Straits Trading Co. Ltd.	34,997	35,906

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SINGAPORE — (Continued)
*††	Swiber Holdings Ltd.	23,999	$0
*††	Swiber Holdings Ltd. (SWIB SP)	23,999	0
	Tuan Sing Holdings Ltd.	147,028	24,765
	UMS Holdings Ltd.	138,643	116,528
	United Overseas Bank Ltd.	92,970	2,254,400
	UOB-Kay Hian Holdings Ltd.	85,260	87,891
	UOL Group Ltd.	69,951	282,624
	Valuetronics Holdings Ltd.	117,650	56,776
	Venture Corp. Ltd.	36,800	416,590
	Vicom Ltd.	10,800	11,156
	Wilmar International Ltd.	157,800	376,279
	Wing Tai Holdings Ltd.	92,200	93,838
	Yangzijiang Shipbuilding Holdings Ltd.	602,100	1,213,990
TOTAL SINGAPORE			17,773,643
SPAIN — (2.9%)
	Acciona SA	6,672	864,982
	Acerinox SA	31,635	332,404
	ACS Actividades de Construccion y Servicios SA	39,690	1,773,217
Ω	Aedas Homes SA	1,349	33,882
Ω	Aena SME SA	6,959	1,322,200
	Alantra Partners SA	3,441	30,702
	Almirall SA	13,934	138,906
	Amadeus IT Group SA	34,707	2,285,832
#*	Amper SA	224,950	23,620
	Atresmedia Corp. de Medios de Comunicacion SA	18,717	94,632
*	Audax Renovables SA	21,266	42,036
	Banco Bilbao Vizcaya Argentaria SA (BBVA SM)	647,395	6,785,484
	Banco Bilbao Vizcaya Argentaria SA (BBVA US), Sponsored ADR	2,902	30,587
	Banco de Sabadell SA	1,332,301	2,811,481
	Banco Santander SA (SAN SM)	707,292	3,412,081
	Bankinter SA	191,917	1,639,249
	CaixaBank SA	254,731	1,485,652
Ω	Cellnex Telecom SA	17,621	614,562
	CIE Automotive SA	10,511	307,020
	Construcciones y Auxiliar de Ferrocarriles SA	4,660	176,425
	Corp. ACCIONA Energias Renovables SA	5,691	120,193
*	Distribuidora Internacional de Alimentacion SA	2,593,317	35,644
	Ebro Foods SA	7,287	126,364
*	eDreams ODIGEO SA	6,176	45,092
	Elecnor SA	9,837	213,379
	Enagas SA	38,407	575,796
*	Ence Energia y Celulosa SA	24,550	86,252
	Endesa SA	29,283	568,213
	Ercros SA	25,202	105,623
	Faes Farma SA	64,528	247,036
	Ferrovial SE	10,540	419,133
	Fluidra SA	9,457	210,690
Ω	Gestamp Automocion SA	47,209	136,920
Ω	Global Dominion Access SA	20,282	66,244
#*	Grenergy Renovables SA	1,444	54,613
	Grupo Catalana Occidente SA	8,262	357,187
#	Grupo Empresarial San Jose SA	5,655	27,304
	Iberdrola SA	145,631	1,923,523
	Iberpapel Gestion SA	36	731
	Iberpapel Gestion SA (IBG SM)	1,804	36,704
	Indra Sistemas SA	35,697	715,863
	Industria de Diseno Textil SA	49,633	2,411,611
#	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	38,862	46,553

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SPAIN — (Continued)
	Mapfre SA	243,918	$591,118
	Melia Hotels International SA	30,644	234,636
#	Naturgy Energy Group SA	9,755	234,937
Ω	Neinor Homes SA	7,095	99,816
#*	Obrascon Huarte Lain SA	101,127	35,106
*	Oryzon Genomics SA	4,693	9,439
	Pharma Mar SA	846	35,577
	Prim SA	748	8,783
*	Promotora de Informaciones SA, Class A	63,603	23,781
#Ω	Prosegur Cash SA	79,580	45,896
	Realia Business SA	45,114	47,958
	Redeia Corp. SA	49,593	880,517
	Repsol SA (REP SM)	273,915	3,906,828
	Sacyr SA	107,535	379,918
*	Solaria Energia y Medio Ambiente SA	14,719	175,771
Ω	Talgo SA	6,527	29,589
*	Tecnicas Reunidas SA	7,834	97,737
#	Telefonica SA (TEF SM)	909,913	4,121,213
#	Telefonica SA (TEF US), Sponsored ADR	3,907	17,738
	Tubacex SA	25,087	78,093
Ω	Unicaja Banco SA	333,084	448,337
	Vidrala SA	5,729	596,231
	Viscofan SA	560	37,340
TOTAL SPAIN			44,871,981
SWEDEN — (3.5%)
	AAK AB	14,527	418,044
Ω	AcadeMedia AB	30,532	156,945
	AddLife AB, Class B	24,503	359,259
	Addnode Group AB	22,472	223,328
	AddTech AB, Class B	20,999	677,614
	AFRY AB	19,425	352,095
	Alfa Laval AB	7,849	347,052
Ω	Alimak Group AB	10,793	114,420
	Alleima AB	54,322	394,755
	Alligo AB, Class B	4,954	65,180
Ω	Ambea AB	36,152	269,514
*	Annehem Fastigheter AB, Class B	17,398	31,431
	AQ Group AB	12,565	167,361
	Arise AB	5,327	26,096
	Arjo AB, Class B	60,239	233,465
	Assa Abloy AB, Class B	20,072	611,279
	Atlas Copco AB (ATCOA SS), Class A	116,779	2,078,393
	Atlas Copco AB (ATCOB SS), Class B	68,658	1,074,217
	Atrium Ljungberg AB, Class B	5,609	119,973
Ω	Attendo AB	45,875	200,717
#	Avanza Bank Holding AB	22,527	506,043
	Axfood AB	9,517	236,038
	Beijer Alma AB	11,022	225,846
#	Beijer Ref AB	16,276	258,457
	Bergman & Beving AB	6,396	189,391
#*	BHG Group AB	33,414	49,311
	Bilia AB, Class A	24,321	302,714
	Billerud Aktiebolag	46,952	472,788
	BioGaia AB, Class B	9,555	113,880
	Biotage AB	6,338	118,701
	Bjorn Borg AB	2,651	14,614
	Boliden AB	30,748	940,354
*	Bonava AB, Class B	63,006	51,551

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
Ω	Bravida Holding AB	35,681	$288,808
	Bufab AB	6,703	279,491
	Bulten AB	2,966	21,543
	Bure Equity AB	16,196	606,773
	Byggmax Group AB	20,428	71,243
*	Camurus AB	4,463	282,444
*	Castellum AB	17,357	217,426
	Catella AB	11,852	33,542
	Catena AB	4,122	209,844
*	Cavotec SA	8,277	16,441
	Cellavision AB	2,034	48,569
	Cibus Nordic Real Estate AB publ	7,386	115,366
#*	Cint Group AB	80,196	79,626
	Clas Ohlson AB, Class B	13,885	220,574
	Cloetta AB, Class B	56,897	122,068
	Concentric AB	9,782	150,355
Ω	Coor Service Management Holding AB	24,001	96,796
#	Corem Property Group AB (COREB SS), Class B	101,982	91,071
	Corem Property Group AB (CORED SS), Class D	1,093	25,843
	CTT Systems AB	2,078	53,261
	Dios Fastigheter AB	16,550	132,842
Ω	Dometic Group AB	54,716	375,408
*Ω	Dustin Group AB	10,360	11,152
	Eastnine AB	16,544	68,339
#	Elanders AB, Class B	6,374	59,856
*	Electrolux AB, Class B	24,833	221,198
	Electrolux Professional AB, Class B	43,782	275,594
	Elekta AB, Class B	72,699	456,412
*	Embracer Group AB	82,212	210,356
*	Enea AB	4,184	33,394
	Engcon AB	1,975	19,313
#	Eolus Vind AB, Class B	6,430	42,038
	Ependion AB	3,216	36,650
	Epiroc AB (EPIA SS), Class A	31,870	594,865
	Epiroc AB (EPIB SS), Class B	18,860	317,120
	Essity AB (ESSITYA SS), Class A	2,596	72,939
	Essity AB (ESSITYB SS), Class B	38,284	1,076,405
	Ework Group AB	1,237	16,584
	Fabege AB	24,397	204,584
	Fagerhult Group AB	11,874	72,650
*	Fastighets AB Balder, Class B	33,385	246,192
*	Fastighets AB Trianon	3,168	7,014
*	Fastighetsbolaget Emilshus AB, Class B	753	2,884
	FastPartner AB (FPARA SS), Class A	5,997	39,010
	Fenix Outdoor International AG	737	42,797
	Fortnox AB	54,775	338,649
	G5 Entertainment AB	1,981	23,339
	Getinge AB, Class B	18,759	366,323
	Granges AB	29,810	363,917
*Ω	Green Landscaping Group AB	2,230	16,797
#	H & M Hennes & Mauritz AB, Class B	28,987	450,964
#	Hanza AB	7,620	42,488
	Heba Fastighets AB, Class B	8,941	27,326
	Hemnet Group AB	13,590	503,528
	Hexagon AB, Class B	49,508	504,211
*	Hexatronic Group AB	24,715	146,097
	Hexpol AB	43,926	491,266
	HMS Networks AB	5,671	220,624
*Ω	Hoist Finance AB	17,540	113,397

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Holmen AB (HOLMB SS), Class B	8,874	$348,855
	Hufvudstaden AB, Class A	10,574	128,153
*	Humana AB	8,769	25,923
	Husqvarna AB (HUSQA SS), Class A	4,789	32,798
	Husqvarna AB (HUSQB SS), Class B	39,040	263,643
	Indutrade AB	22,602	664,613
	Instalco AB	44,409	211,528
#	Intrum AB	14,527	56,799
	INVISIO AB	4,923	115,071
	Inwido AB	18,346	302,779
	ITAB Shop Concept AB	8,681	21,998
	JM AB	18,087	352,618
*	John Mattson Fastighetsforetagen AB	1,783	10,497
	Kabe Group AB, Class B	753	25,866
*	Karnov Group AB	16,961	121,270
#*	K-fast Holding AB	19,701	41,262
*	Klarabo Sverige AB, Class B	5,677	10,288
	KNOW IT AB	5,488	83,587
	Lagercrantz Group AB, Class B	33,877	572,006
	Lifco AB, Class B	15,390	456,567
	Lime Technologies AB	2,519	84,922
	Lindab International AB	17,188	425,244
	Loomis AB	16,995	541,549
*	Maha Energy AB	6,393	5,073
*	Medcap AB	2,322	130,461
	MEKO AB	10,564	110,854
	Micro Systemation AB, Class B	4,122	16,379
*	Midsona AB, Class B	14,238	14,469
*	Millicom International Cellular SA, SDR	33,871	843,207
*	Modern Times Group MTG AB, Class B	21,764	167,125
	Momentum Group AB	7,786	131,377
Ω	Munters Group AB	30,405	658,268
	Mycronic AB	11,325	397,124
#	NCAB Group AB	31,367	229,466
	NCC AB, Class B	22,245	343,457
	Nederman Holding AB	4,601	93,714
*	Net Insight AB, Class B	65,449	40,967
	New Wave Group AB, Class B	22,744	240,856
	Nibe Industrier AB, Class B	20,134	88,474
*	Nobia AB	129,060	63,350
	Nordic Paper Holding AB	12,685	69,125
#	Nordic Waterproofing Holding AB	7,292	109,728
	Nordnet AB publ	17,294	353,316
*	Norion Bank AB	15,590	59,078
*	Norva24 Group AB	4,598	13,218
*	Note AB	4,162	55,468
	NP3 Fastigheter AB	6,024	144,164
	Nyfosa AB	26,052	266,627
	OEM International AB, Class B	15,928	183,807
#*	Orron Energy AB	45,835	32,732
*	OX2 AB	11,429	63,305
	Pandox AB	18,988	352,252
	Peab AB, Class B	47,702	355,777
	Platzer Fastigheter Holding AB, Class B	8,730	79,855
	Prevas AB, Class B	1,295	17,542
	Proact IT Group AB	5,913	88,448
#	Probi AB	444	11,487
	Ratos AB, Class B	86,050	276,872
	RaySearch Laboratories AB	7,322	93,030

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	Rejlers AB	2,814	$41,781
Ω	Resurs Holding AB	28,631	61,195
	Rottneros AB	22,228	23,501
	Rvrc Holding AB	6,534	26,977
	Sagax AB (SAGAB SS), Class B	10,218	252,429
	Samhallsbyggnadsbolaget i Norden AB	1	0
	Sandvik AB	53,575	1,096,778
	Scandi Standard AB	16,388	125,662
*Ω	Scandic Hotels Group AB	52,596	320,108
*	Sdiptech AB, Class B	6,125	187,561
	Sectra AB, Class B	19,906	453,244
	Securitas AB, Class B	48,114	517,591
*	Sedana Medical AB	11,084	24,700
*	Sensys Gatso Group AB	1,664	11,064
#	Serneke Group AB	2,074	5,922
*Ω	Sinch AB	156,310	423,667
*	Sivers Semiconductors AB	39,076	18,561
	Skandinaviska Enskilda Banken AB (SEBA SS), Class A	89,922	1,382,954
	Skandinaviska Enskilda Banken AB (SEBC SS), Class C	1,001	15,757
	Skanska AB, Class B	26,347	515,130
	SKF AB (SKFA SS), Class A	3,129	58,167
	SKF AB (SKFB SS), Class B	43,109	801,433
	SkiStar AB	10,262	151,119
	Softronic AB, Class B	5,133	10,693
	Solid Forsakring AB	2,863	23,479
	SSAB AB (SSABA SS), Class A	41,438	213,787
	SSAB AB (SSABAH FH), Class A	2,180	11,218
	SSAB AB (SSABB SS), Class B	150,742	764,069
	SSAB AB (SSABBH FH), Class B	12,326	62,627
*	Stendorren Fastigheter AB	1,726	30,240
*	Stillfront Group AB	110,450	92,349
	Storskogen Group AB, Class B	350,706	284,769
	Svenska Cellulosa AB SCA (SCAA SS), Class A	2,088	28,649
	Svenska Cellulosa AB SCA (SCAB SS), Class B	41,764	567,726
	Svenska Handelsbanken AB (SHBA SS), Class A	51,506	519,895
#	Svenska Handelsbanken AB (SHBB SS), Class B	1,480	18,286
	Sweco AB, Class B	31,801	513,952
	Swedbank AB, Class A	34,055	724,143
	Synsam AB	2,857	13,433
	Systemair AB	21,375	161,301
	Tele2 AB, Class B	86,680	892,432
	Telefonaktiebolaget LM Ericsson (ERICA SS), Class A	3,755	25,761
	Telefonaktiebolaget LM Ericsson (ERICB SS), Class B	195,888	1,346,898
#	Telia Co. AB	419,088	1,218,026
	Tethys Oil AB	7,238	24,154
*	TF Bank AB	1,936	46,402
Ω	Thule Group AB	13,213	365,304
	Trelleborg AB, Class B	24,741	919,439
	Troax Group AB	7,157	162,570
	Truecaller AB, Class B	44,708	141,600
	VBG Group AB, Class B	5,432	216,424
	Vitec Software Group AB, Class B	4,584	239,802
	Volati AB	3,118	34,838
	Volvo AB (VOLVA SS), Class A	23,046	599,115
	Volvo AB (VOLVB SS), Class B	159,032	4,058,616
*	Volvo Car AB, Class B	130,278	369,643
	Wallenstam AB, Class B	38,947	196,456
	Wihlborgs Fastigheter AB	30,534	309,280

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWEDEN — (Continued)
	XANO Industri AB, Class B	1,406	$10,702
TOTAL SWEDEN			55,508,099
SWITZERLAND — (5.7%)
	ABB Ltd.	82,855	4,599,000
	Accelleron Industries AG (ACLN SW)	23,788	1,177,146
	Adecco Group AG	43,532	1,481,756
	Alcon, Inc. (ALC SW)	6,173	584,488
	Alcon, Inc. (ALC US)	36,969	3,475,086
	Allreal Holding AG	4,218	751,970
	ALSO Holding AG	1,733	525,430
*	Aluflexpack AG	751	12,857
*	ams-OSRAM AG	225,318	302,525
	APG SGA SA	309	69,587
*	Arbonia AG	12,959	187,493
*	Aryzta AG	243,873	466,874
	Ascom Holding AG	7,386	53,298
	Autoneum Holding AG	1,039	163,205
	Baloise Holding AG	11,819	2,115,143
	Banque Cantonale de Geneve	572	187,668
	Banque Cantonale Vaudoise	6,683	709,383
*	Basilea Pharmaceutica AG	1,686	76,316
	Belimo Holding AG	1,493	905,087
	Bell Food Group AG	588	166,455
	Bellevue Group AG	2,601	53,142
	Berner Kantonalbank AG	1,225	329,202
	BKW AG	3,526	637,823
	Bossard Holding AG, Class A	1,540	392,515
	Bucher Industries AG	1,975	800,130
	Burckhardt Compression Holding AG	746	519,776
	Burkhalter Holding AG	1,011	101,934
	Bystronic AG	311	111,874
#	Calida Holding AG	1,402	46,674
	Carlo Gavazzi Holding AG	117	35,282
	Cembra Money Bank AG	8,151	711,762
*	Cicor Technologies Ltd.	650	39,095
	Cie Financiere Tradition SA	43	7,027
	Clariant AG	59,328	880,045
	Coltene Holding AG	985	53,836
	Comet Holding AG	1,210	484,823
	CPH Group AG	316	24,251
	Daetwyler Holding AG	1,294	269,212
	DKSH Holding AG	9,959	779,068
	dormakaba Holding AG	633	383,383
	DSM-Firmenich AG	6,878	878,107
	EFG International AG	26,058	372,459
	Emmi AG	550	578,080
	EMS-Chemie Holding AG	185	154,704
	Feintool International Holding AG	2,163	44,257
	Flughafen Zurich AG	5,515	1,276,356
	Forbo Holding AG	253	272,522
	Fundamenta Real Estate AG	2,077	38,222
Ω	Galenica AG	13,918	1,210,562
#*	GAM Holding AG	19,778	5,327
	Geberit AG	2,995	1,906,815
	Georg Fischer AG	19,911	1,462,980
	Givaudan SA	420	2,060,543
	Glarner Kantonalbank	403	9,915
	Gurit Holding AG, Class BR	778	38,952

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Helvetia Holding AG	10,494	$1,565,485
	Hiag Immobilien Holding AG	811	68,940
	Huber & Suhner AG	4,435	388,349
	Hypothekarbank Lenzburg AG	14	65,324
	Implenia AG	2,557	92,665
	Inficon Holding AG	443	660,544
	Interroll Holding AG	137	442,675
	Intershop Holding AG	960	128,104
	Investis Holding SA	821	101,934
	IVF Hartmann Holding AG	71	11,191
	Julius Baer Group Ltd.	38,336	2,098,038
	Jungfraubahn Holding AG	1,339	306,520
	Kardex Holding AG	1,672	509,191
#	Komax Holding AG	925	140,584
*	Kudelski SA	5,386	9,960
	Kuehne & Nagel International AG	5,313	1,646,980
	Landis & Gyr Group AG	6,063	549,193
	LEM Holding SA	126	184,022
	Liechtensteinische Landesbank AG	3,467	294,710
	Logitech International SA (LOGI US)	3,267	295,892
	Logitech International SA (LOGN SW)	9,289	836,717
	Luzerner Kantonalbank AG	5,013	381,372
Ω	Medacta Group SA	630	90,255
Ω	Medmix AG	2,776	38,236
	Meier Tobler Group AG	1,442	46,306
	Metall Zug AG, Class B	50	72,640
	Mikron Holding AG	3,174	69,383
	Mobilezone Holding AG	10,259	167,295
	Mobimo Holding AG	1,960	587,035
*Ω	Montana Aerospace AG	1,256	26,724
	Naturenergie Holding AG	1,358	58,814
	Novavest Real Estate AG	464	17,412
	OC Oerlikon Corp. AG	40,937	230,277
	Orell Fuessli AG	122	10,763
	Orior AG	1,837	116,220
	Partners Group Holding AG	2,198	2,958,602
	Phoenix Mecano AG	183	98,774
	Plazza AG, Class A	201	71,449
#*Ω	PolyPeptide Group AG	3,309	110,556
	PSP Swiss Property AG	7,189	960,673
	Rieter Holding AG	774	91,638
	Romande Energie Holding SA	1,298	78,672
*	Santhera Pharmaceuticals Holding AG	951	10,073
	Schindler Holding AG	2,655	697,042
	Schweiter Technologies AG	248	116,344
*Ω	Sensirion Holding AG	291	27,299
	SFS Group AG	4,562	666,221
	SGS SA	16,520	1,806,186
	SIG Group AG	58,261	1,223,486
	Sika AG	3,907	1,186,228
	SKAN Group AG	258	23,294
	Softwareone Holding AG	12,648	252,523
	Sonova Holding AG	4,313	1,322,090
	St. Galler Kantonalbank AG	842	415,374
	Stadler Rail AG	10,785	330,078
	Straumann Holding AG	3,451	445,012
	Sulzer AG	5,190	771,586
	Swatch Group AG (UHR SW)	3,656	752,971
	Swatch Group AG (UHRN SW)	8,060	326,813

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SWITZERLAND — (Continued)
	Swiss Life Holding AG	3,161	$2,420,422
	Swiss Prime Site AG	18,534	1,857,483
	Swiss Re AG	38,965	4,803,735
	Swisscom AG	4,861	2,975,136
	Swissquote Group Holding SA	2,882	919,206
	Temenos AG	12,152	843,817
	Thurgauer Kantonalbank	103	14,502
	TX Group AG	707	130,231
	u-blox Holding AG	1,562	142,900
*	UBS Group AG (UBS US)	126,593	3,820,573
	UBS Group AG (UBSG SW)	15,912	482,144
	Valiant Holding AG	4,404	499,359
	Varia U.S. Properties AG	255	9,346
Ω	VAT Group AG	4,813	2,411,967
	Vaudoise Assurances Holding SA	263	134,664
	Vetropack Holding AG	3,434	130,464
	Vontobel Holding AG	7,638	500,460
	VP Bank AG, Class A	873	72,045
	VZ Holding AG	3,197	431,817
*	V-ZUG Holding AG	608	39,370
	Walliser Kantonalbank	547	71,579
	Warteck Invest AG	28	52,771
	Ypsomed Holding AG	528	242,648
	Zehnder Group AG	2,871	180,828
	Zug Estates Holding AG, Class B	72	139,456
	Zuger Kantonalbank	31	292,761
	Zurich Insurance Group AG	6,930	3,809,907
TOTAL SWITZERLAND			89,463,747
UNITED KINGDOM — (11.1%)
	3i Group PLC	124,580	5,011,942
	4imprint Group PLC	6,532	510,048
	abrdn PLC	399,964	874,716
*	Accesso Technology Group PLC	4,676	41,405
*	Accsys Technologies PLC	400	282
	Admiral Group PLC	30,183	1,069,673
	Advanced Medical Solutions Group PLC	34,292	108,652
	AG Barr PLC	15,668	129,803
Ω	Airtel Africa PLC	262,795	385,292
	AJ Bell PLC	77,920	462,746
Ω	Alfa Financial Software Holdings PLC	31,920	76,648
	Alliance Pharma PLC	86,713	42,447
	Antofagasta PLC	23,597	614,447
*	AO World PLC	9,260	13,900
	Ascential PLC	40,187	295,997
	Ashmore Group PLC	80,781	179,263
	Ashtead Group PLC	41,990	3,030,309
	Ashtead Technology Holdings PLC	9,568	106,947
#*	ASOS PLC	14,099	65,604
	Associated British Foods PLC	24,575	784,563
*Ω	Aston Martin Lagonda Global Holdings PLC	27,767	55,667
	Atalaya Mining PLC	16,920	82,752
*	Auction Technology Group PLC	9,177	59,930
Ω	Auto Trader Group PLC	141,317	1,480,276
	Aviva PLC	170,832	1,100,479
	Avon Protection PLC	5,053	84,967
	B&M European Value Retail SA	180,653	1,087,888
Ω	Bakkavor Group PLC	44,106	87,537
	Balfour Beatty PLC	134,293	725,042

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Bank of Georgia Group PLC	11,050	$649,621
	Barclays PLC (BARC LN)	464,084	1,387,753
	Barclays PLC (BCS US), Sponsored ADR	175,307	2,089,659
	Barratt Developments PLC	184,015	1,245,209
	Beazley PLC	84,825	745,570
	Begbies Traynor Group PLC	24,378	32,426
	Bellway PLC	33,644	1,235,337
	Berkeley Group Holdings PLC	15,973	1,042,785
	Bloomsbury Publishing PLC	22,292	212,654
	Bodycote PLC	39,651	354,665
#*	boohoo Group PLC	137,849	57,263
	Braemar PLC	6,415	25,619
Ω	Bridgepoint Group PLC	8,238	31,054
	Britvic PLC	68,771	1,123,054
	Brooks Macdonald Group PLC	872	21,959
	BT Group PLC	1,298,666	2,355,133
	Bunzl PLC	17,110	716,898
	Burberry Group PLC	42,847	428,805
	Burford Capital Ltd.	41,314	581,359
	Bytes Technology Group PLC (BYIT LN)	61,436	400,266
	Capital Ltd.	29,183	34,172
	Capricorn Energy PLC	17,797	43,789
	Card Factory PLC	89,847	138,106
*	Carnival PLC (CCL LN)	3,859	59,292
	Carr's Group PLC	11,923	21,465
	Castings PLC	2,310	10,429
	Centamin PLC	466,460	761,862
	Central Asia Metals PLC	37,299	94,674
	Centrica PLC	1,507,752	2,570,678
	Chesnara PLC	38,283	128,258
	Clarkson PLC	3,948	230,670
	Close Brothers Group PLC	61,202	402,659
Ω	CMC Markets PLC	18,203	77,752
	Coats Group PLC	283,002	326,056
	Coca-Cola HBC AG	17,810	649,885
	Compass Group PLC	74,184	2,284,490
	Computacenter PLC	18,671	646,521
Ω	ConvaTec Group PLC	145,541	438,512
	Costain Group PLC	44,921	50,304
	Cranswick PLC	10,939	670,686
	Crest Nicholson Holdings PLC	74,562	254,175
	Croda International PLC	6,951	361,400
*	Currys PLC	290,256	304,391
	CVS Group PLC	12,156	178,930
*	Darktrace PLC	39,717	302,053
*	De La Rue PLC	40,438	51,887
	DFS Furniture PLC	81,893	125,466
	Diploma PLC	15,330	876,496
	Direct Line Insurance Group PLC	324,220	786,571
	DiscoverIE Group PLC	8,978	78,142
	Domino's Pizza Group PLC	64,091	266,499
	dotdigital group PLC	19,351	23,785
	Dowlais Group PLC	244,673	201,564
	Dr Martens PLC	41,731	38,153
	Drax Group PLC	119,759	1,001,739
	DS Smith PLC	290,510	1,698,336
	Dunelm Group PLC	26,789	424,900
*	EKF Diagnostics Holdings PLC	13,523	4,767
	Elementis PLC	108,723	223,856

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	Essentra PLC	53,346	$117,308
	Experian PLC	75,309	3,553,079
	FDM Group Holdings PLC	19,916	109,500
	Firstgroup PLC	198,102	448,586
	Foresight Group Holdings Ltd.	12,124	81,374
Ω	Forterra PLC	37,307	83,981
	Foxtons Group PLC	72,752	62,668
*	Frasers Group PLC	34,478	397,938
	Fresnillo PLC	31,468	238,462
*Ω	Funding Circle Holdings PLC	52,528	75,883
	Future PLC	17,640	253,882
	Galliford Try Holdings PLC	20,096	79,110
	Games Workshop Group PLC	8,242	1,093,169
	Gamma Communications PLC	10,673	203,985
	GB Group PLC	63,460	284,146
	Genuit Group PLC	50,156	329,595
*Ω	Global Ports Holding PLC	4,266	17,580
	Gooch & Housego PLC	5,339	32,512
	Grafton Group PLC	52,069	725,388
	Grainger PLC	169,694	527,084
*	Greencore Group PLC	106,578	246,761
	Greggs PLC	28,162	1,134,128
*	Gulf Marine Services PLC	47,365	10,327
*Ω	Gym Group PLC	42,913	80,404
	H&T Group PLC	5,751	28,406
	Haleon PLC (HLN LN)	367,231	1,647,179
	Halfords Group PLC	61,392	121,792
	Halma PLC	14,515	496,828
	Harbour Energy PLC	139,179	559,790
	Hargreaves Lansdown PLC	68,605	974,608
	Harworth Group PLC	29,008	61,698
	Hays PLC	319,053	386,669
	Headlam Group PLC	17,304	33,533
	Helical PLC	31,554	90,782
*	Helios Towers PLC	105,099	170,396
	Henry Boot PLC	23,100	68,147
	Hill & Smith PLC	11,986	354,306
	Hilton Food Group PLC	15,022	180,262
	Hiscox Ltd.	61,121	998,148
*	Hochschild Mining PLC	60,062	140,171
	Hollywood Bowl Group PLC	44,958	192,498
*Ω	Hostelworld Group PLC	14,765	26,900
	Howden Joinery Group PLC	156,022	1,886,335
	HSBC Holdings PLC (HSBA LN)	120,743	1,098,049
	HSBC Holdings PLC (HSBC US), Sponsored ADR	149,245	6,738,412
	Hunting PLC	37,563	220,588
Ω	Ibstock PLC	66,148	156,238
	IDOX PLC	36,520	29,786
	IG Group Holdings PLC	82,469	995,954
	IMI PLC	58,131	1,415,898
	Impax Asset Management Group PLC	13,139	68,795
	Inchcape PLC	102,618	1,116,016
*	Indivior PLC	33,560	460,991
	Informa PLC	99,345	1,110,200
	IntegraFin Holdings PLC	42,983	212,408
	InterContinental Hotels Group PLC (IHG LN)	4,909	494,558
	InterContinental Hotels Group PLC (IHG US), ADR	6,252	633,497
	Intermediate Capital Group PLC	34,523	974,481
*	International Distribution Services PLC	179,300	795,537

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	International Personal Finance PLC	63,898	$126,801
	International Workplace Group PLC	173,461	385,135
	Intertek Group PLC	26,171	1,699,491
	Investec PLC	139,965	1,108,247
	iomart Group PLC	19,352	31,968
	IP Group PLC	270,619	145,391
#*	IQE PLC	161,132	64,600
	ITV PLC	605,707	623,149
	J Sainsbury PLC	338,960	1,202,019
*	James Fisher & Sons PLC	11,386	50,311
	James Halstead PLC	27,189	65,874
	JD Sports Fashion PLC	435,170	736,240
*	John Wood Group PLC	158,316	415,707
	Johnson Matthey PLC	30,403	642,163
	Johnson Service Group PLC	108,229	226,548
	Jupiter Fund Management PLC	134,713	152,327
*Ω	Just Eat Takeaway.com NV (JET LN)	19,510	248,859
	Just Group PLC	269,908	418,882
	Kainos Group PLC	14,997	212,433
	Keller Group PLC	20,496	392,153
	Kier Group PLC	108,444	225,701
	Kingfisher PLC	403,320	1,433,855
	Kitwave Group PLC	8,783	36,128
	Knights Group Holdings PLC	7,775	13,573
	Lancashire Holdings Ltd.	50,175	408,641
	Learning Technologies Group PLC	24,752	23,008
	Legal & General Group PLC	496,142	1,479,806
*	Liberty Global PLC, Class C	2	40
	Liontrust Asset Management PLC	10,623	91,106
	Lloyds Banking Group PLC (LLOY LN)	3,143,632	2,401,577
	Lloyds Banking Group PLC (LYG US), ADR	205,737	623,383
	London Investment Group PLC	4,016	18,930
	London Stock Exchange Group PLC	10,164	1,237,253
	LSL Property Services PLC	22,137	97,332
Ω	Luceco PLC	10,473	21,132
	M&C Saatchi PLC	127	353
	M&G PLC	394,366	1,076,874
	Macfarlane Group PLC	21,157	33,979
	Man Group PLC	357,987	1,127,045
	Marks & Spencer Group PLC	559,826	2,364,453
	Marshalls PLC	44,798	200,073
*	McBride PLC	7,904	13,538
	Me Group International PLC	60,797	151,131
	Mears Group PLC	24,505	113,813
#*	Metro Bank Holdings PLC	28,971	19,806
	Midwich Group PLC	5,962	26,563
	MJ Gleeson PLC	9,573	72,036
	Mobico Group PLC	190,543	138,037
	Mondi PLC	58,658	1,146,870
	MONY Group PLC	120,942	369,193
*	Moonpig Group PLC	44,938	126,250
	Morgan Advanced Materials PLC	61,398	269,019
	Morgan Sindall Group PLC	12,214	451,143
	Mortgage Advice Bureau Holdings Ltd.	2,909	34,265
*	Motorpoint group PLC	7,942	14,524
	Mountview Estates PLC	2	253
	MP Evans Group PLC	2,282	25,107
*	N Brown Group PLC	49,125	14,569
	National Grid PLC (NG LN)	11,797	149,683

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	National Grid PLC (NGG US), Sponsored ADR	18,410	$1,186,557
	NatWest Group PLC (NWG LN)	354,458	1,681,720
#	NatWest Group PLC (NWG US), Sponsored ADR	83,259	794,291
	NCC Group PLC	57,605	109,287
	Next 15 Group PLC	19,039	209,337
	Next PLC	10,162	1,187,732
*	Nexxen International Ltd. (NEXN LN)	1,896	6,597
*	Nexxen International Ltd. (NEXN US), ADR	1,480	10,182
	Ninety One PLC	76,396	170,136
	Norcros PLC	20,097	60,615
*	Ocado Group PLC	70,220	367,193
Ω	On the Beach Group PLC	23,948	45,296
	OSB Group PLC	98,647	652,697
	Oxford Instruments PLC	8,305	268,654
*	Oxford Nanopore Technologies PLC	17,182	26,757
	Pagegroup PLC	84,717	466,725
	Paragon Banking Group PLC	68,444	707,252
	PayPoint PLC	2,921	25,939
	Pearson PLC (PSO US), Sponsored ADR	33,717	455,517
	Pearson PLC (PSON LN)	64,785	879,001
	Pennon Group PLC	36,286	290,099
*	Pensana PLC	26,495	5,470
	Persimmon PLC	58,869	1,200,473
	Pets at Home Group PLC	91,835	362,339
	Pharos Energy PLC	70,803	24,008
	Phoenix Group Holdings PLC	80,490	566,898
*	Phoenix Spree Deutschland Ltd.	6,073	12,373
	Pinewood Technologies Group PLC	14,060	64,302
	Plus500 Ltd.	23,923	723,669
	Polar Capital Holdings PLC	14,707	114,020
#*	Polestar Automotive Holding U.K. PLC, ADR, Class A	4,576	3,365
	Porvair PLC	6,060	51,047
	PPHE Hotel Group Ltd.	2,964	54,043
	Premier Foods PLC	243,135	563,804
	Prudential PLC (PRU LN)	24,945	225,113
	Prudential PLC (PUK US), ADR	46,291	842,496
*	PureTech Health PLC (PRTC LN)	33,238	74,217
	PZ Cussons PLC	43,309	58,875
Ω	Quilter PLC	338,220	582,877
	Rathbones Group PLC	8,424	208,546
*††	Raven Property Group Ltd.	60,364	0
	Reach PLC	151,723	206,744
	Record PLC	26,576	22,131
	Redrow PLC	111,878	1,073,300
#	RELX PLC (RELX US), Sponsored ADR	68,575	3,238,780
	RELX PLC (REN NA)	22,194	1,044,034
	Renew Holdings PLC	13,913	194,853
	Renewi PLC	18,912	164,103
	Renishaw PLC	675	32,861
*	Renold PLC	42,813	33,386
	Rentokil Initial PLC	101,792	621,558
	RHI Magnesita NV	2,796	131,956
	Ricardo PLC	6,544	44,601
	Rightmove PLC	187,101	1,390,132
	Rio Tinto PLC (RIO LN)	30,742	1,999,241
	Rio Tinto PLC (RIO US), Sponsored ADR	30,021	1,956,168
	Robert Walters PLC	14,298	67,683
*	Rockhopper Exploration PLC	117,661	22,280
	Rotork PLC	125,868	585,799

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
	RS Group PLC	57,181	$600,733
	RWS Holdings PLC	51,408	126,041
	S&U PLC	1,297	31,227
*	S4 Capital PLC	33,714	23,167
Ω	Sabre Insurance Group PLC	29,207	59,261
*	Saga PLC	26,877	37,931
	Sage Group PLC	48,354	675,919
*††	Savannah Energy PLC	40,848	11,028
	Savills PLC	32,429	532,310
	Schroders PLC	95,897	484,613
	Secure Trust Bank PLC	2,756	30,578
	Senior PLC	65,958	138,433
	Severfield PLC	80,969	82,898
	Severn Trent PLC	29,391	971,656
*	SIG PLC	196,538	61,715
	Sirius Real Estate Ltd.	159,047	193,894
	Smith & Nephew PLC (SN LN)	16,919	243,851
#	Smith & Nephew PLC (SNN US), Sponsored ADR	17,301	497,923
	Smiths Group PLC	29,601	679,910
	Smiths News PLC	21,046	16,262
	Softcat PLC	32,923	688,779
*	SolGold PLC	232,098	32,756
	Spectris PLC	7,411	290,713
	Speedy Hire PLC	139,589	70,176
	Spirax Group PLC	3,305	385,849
	Spirent Communications PLC	86,201	192,541
	SSE PLC	53,541	1,295,789
	SSP Group PLC	175,827	413,494
	St. James's Place PLC	28,313	249,403
	Standard Chartered PLC	221,197	2,185,047
	SThree PLC	31,927	168,513
	Strix Group PLC	42,390	45,151
*††	Studio Retail Group PLC	18,658	0
	STV Group PLC	5,073	18,082
*	Synthomer PLC	24,718	84,140
	Tate & Lyle PLC	64,480	543,862
	Tatton Asset Management PLC	5,841	52,130
	Taylor Wimpey PLC	705,889	1,447,196
	TBC Bank Group PLC	9,943	396,549
	Team Internet Group PLC	20,844	53,416
	Telecom Plus PLC	16,298	398,284
	Tesco PLC	602,611	2,569,817
*	THG PLC	168,226	143,974
Ω	TI Fluid Systems PLC	150,787	255,361
	Topps Tiles PLC	31,329	18,348
	TP ICAP Group PLC	244,556	697,954
*Ω	Trainline PLC	14,901	64,910
	Travis Perkins PLC	59,847	735,402
	Treatt PLC	2,894	17,157
	Trifast PLC	11,101	10,979
	TT Electronics PLC	92,154	173,677
	Tyman PLC	24,592	125,547
	Ultimate Products PLC	9,149	16,472
#	Unilever PLC (UL US), Sponsored ADR	109,688	6,734,843
	United Utilities Group PLC	74,450	989,413
	Vanquis Banking Group PLC	62,452	43,949
	Vertu Motors PLC	95,932	88,397
	Vesuvius PLC	54,235	336,470
	Victrex PLC	5,958	84,308

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED KINGDOM — (Continued)
*	Videndum PLC	10,334	$42,969
	Virgin Money U.K. PLC	292,272	808,256
*	Vistry Group PLC	99,010	1,763,501
	Vodafone Group PLC (VOD LN)	2,069,300	1,936,346
	Volex PLC	16,976	77,422
	Volution Group PLC	29,044	204,543
	Vp PLC	2,866	24,807
*Ω	Watches of Switzerland Group PLC	52,069	273,059
*	Watkin Jones PLC	35,437	22,627
	Weir Group PLC	24,209	631,971
	WH Smith PLC	30,427	517,714
	Whitbread PLC	24,511	918,426
	Wickes Group PLC	58,784	114,141
	Wilmington PLC	1,608	8,124
*	Wise PLC, Class A	15,944	146,806
	WPP PLC (WPP LN)	40,386	389,566
#	WPP PLC (WPP US), Sponsored ADR	6,358	307,346
*	Xaar PLC	15,586	25,373
	XPS Pensions Group PLC	14,341	59,709
	Zigup PLC	97,198	530,578
	Zotefoams PLC	3,726	25,654
TOTAL UNITED KINGDOM			174,890,992
UNITED STATES — (0.0%)
	ADTRAN Holdings, Inc.	12,233	80,740
	Newmont Corp., CDI	8,997	434,310
	Noble Corp. PLC	556	26,044
TOTAL UNITED STATES			541,094
TOTAL COMMON STOCKS			1,510,059,336
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
	Bayerische Motoren Werke AG, 7.558%	5,996	514,046
Ω	Dr Ing hc F Porsche AG, 3.315%	4,622	348,040
	Draegerwerk AG & Co. KGaA, 3.711%	2,387	125,531
	Einhell Germany AG, 1.635%	395	76,062
	FUCHS SE, 2.764%	15,904	691,047
	Henkel AG & Co. KGaA, 2.341%	13,074	1,118,373
	Jungheinrich AG, 2.553%	13,726	434,495
	Porsche Automobil Holding SE, 6.209%	25,560	1,142,518
	Sixt SE, 7.627%	4,703	260,790
	STO SE & Co. KGaA, 4.032%	686	91,822
	Volkswagen AG, 8.809%	22,832	2,548,119
TOTAL GERMANY			7,350,843
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*	Arafura Rare Earths Ltd. Warrants 06/20/2025	10,916	221
*	Australian Strategic Materials Ltd. Warrants 10/31/2027	535	27
*	Galan Lithium Ltd. Warrants 03/20/2029	2,613	90
*	Galan Lithium Ltd. Warrants 07/24/2025	1,931	0
*	Panoramic Resources Ltd. Warrants 09/16/2024	59,762	0
*††	Wiluna Mining Corp. Ltd. Warrants 04/15/2025	10,550	262
TOTAL AUSTRALIA			600

International Social Core Equity Portfolio
CONTINUED
		Shares	Value»

AUSTRIA — (0.0%)
*††	CA Immobilien Anlagen AG Rights	10,722	$0
*††	S Immo AG Rights	8,446	0
*	Strabag SE Rights	3,329	0
CANADA — (0.0%)
*	Constellation Software, Inc. Warrants 03/31/2040	952	0
FRANCE — (0.0%)
*	Axway Software Rights SA 08/20/2024	2,380	3,606
ITALY — (0.0%)
#*	Webuild SpA Warrants 08/02/2030	1,055	0
SINGAPORE — (0.0%)
*	Ezion Holdings Ltd. Warrants	155,491	0
TOTAL RIGHTS/WARRANTS			4,206
TOTAL INVESTMENT SECURITIES (Cost $1,152,210,305)			1,517,414,385

			Value†
SECURITIES LENDING COLLATERAL — (3.3%)
@§	The DFA Short Term Investment Fund	4,454,925	51,530,114
TOTAL INVESTMENTS — (100.0%)
(Cost $1,203,741,443)^^			$1,568,944,499
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Australia	—	$96,965,506	$7,890	$96,973,396
Austria	—	10,101,576	—	10,101,576
Belgium	$327,061	17,087,719	—	17,414,780
Canada	168,624,325	—	—	168,624,325
China	313,402	39,646	—	353,048
Denmark	13,515	28,209,879	—	28,223,394
Finland	735,572	25,214,680	—	25,950,252
France	1,891,100	107,574,344	—	109,465,444
Germany	2,856,847	101,773,525	—	104,630,372
Hong Kong	—	23,678,784	2,308	23,681,092
Ireland	2,945,226	8,534,585	—	11,479,811
Israel	838,808	12,790,494	—	13,629,302
Italy	309,238	47,961,430	—	48,270,668
Japan	817,062	374,293,689	—	375,110,751
Luxembourg	—	6,498	—	6,498
Netherlands	17,397,713	50,621,718	—	68,019,431
New Zealand	—	5,414,583	—	5,414,583
Norway	94,958	13,348,140	—	13,443,098
Portugal	—	6,217,959	—	6,217,959
Singapore	—	17,717,848	55,795	17,773,643
Spain	48,325	44,823,656	—	44,871,981
Sweden	—	55,508,099	—	55,508,099
Switzerland	7,591,551	81,872,196	—	89,463,747

International Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
United Kingdom	$26,112,419	$148,767,545	$11,028	$174,890,992
United States	—	541,094	—	541,094
Preferred Stocks
Germany	—	7,350,843	—	7,350,843
Rights/Warrants
Australia	—	338	262	600
France	—	3,606	—	3,606
Securities Lending Collateral	—	51,530,114	—	51,530,114
Total Investments in Securities	$230,917,122	$1,337,950,094	$77,283˂˃	$1,568,944,499

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Global Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
	Shares	Value†
AFFILIATED INVESTMENT COMPANIES — (99.9%)
Investment in U.S. Social Core Equity 2 Portfolio of DFA Investment Dimensions Group, Inc.	1,612,704	$44,155,839
Investment in International Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	1,218,188	18,345,907
Investment in Emerging Markets Social Core Equity Portfolio of DFA Investment Dimensions Group, Inc.	519,218	7,793,467
TOTAL INVESTMENTS IN AFFILIATED INVESTMENT COMPANIES (Cost $55,568,147)		$70,295,213

TEMPORARY CASH INVESTMENTS — (0.1%)
State Street Institutional U.S. Government Money Market Fund, 5.260% (Cost $36,091)	36,091	36,091
TOTAL INVESTMENTS — (100.0%) (Cost $55,604,238)^^		$70,331,304
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Affiliated Investment Companies	$70,295,213	—	—	$70,295,213
Temporary Cash Investments	36,091	—	—	36,091
Total Investments in Securities	$70,331,304	—	—	$70,331,304

Emerging Markets Social Core Equity Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)
		Shares	Value»
COMMON STOCKS — (99.1%)
BRAZIL — (2.5%)
	AES Brasil Energia SA	60,955	$121,670
	Allied Tecnologia SA	13,600	18,875
	Allos SA	64,000	247,122
*	Allpark Empreendimentos Participacoes e Servicos SA	27,500	17,211
	Alupar Investimento SA	59,854	325,929
*	Anima Holding SA	123,723	78,747
	Arezzo Industria e Comercio SA	17,570	151,124
*	Atacadao SA	77,797	127,366
	Auren Energia SA	73,712	154,822
	B3 SA - Brasil Bolsa Balcao	458,922	880,334
	Banco Bradesco SA (BBDC3 BZ)	149,904	297,627
	Banco BTG Pactual SA	80,730	465,441
	Banco do Brasil SA	355,228	1,667,442
	Banco Santander Brasil SA	42,188	213,694
	BB Seguridade Participacoes SA	111,644	694,204
	Bemobi Mobile Tech SA	29,600	75,673
	Boa Safra Sementes SA	19,176	50,821
*	BRF SA	174,227	648,713
	Brisanet Participacoes SA	71,878	51,848
*	C&A Modas SA	53,100	79,235
	Caixa Seguridade Participacoes SA	23,498	59,907
	Camil Alimentos SA	65,153	101,597
	CCR SA	234,983	514,323
	Centrais Eletricas Brasileiras SA	159,201	1,113,758
*	Cia Brasileira de Aluminio	33,945	31,868
*	Cia Brasileira de Distribuicao	67,777	31,755
	Cia de Saneamento Basico do Estado de Sao Paulo SABESP (SBSP3 BZ)	48,336	754,076
	Cia de Saneamento de Minas Gerais Copasa MG	81,421	316,261
	Cia De Sanena Do Parana (SAPR11 BZ)	111,509	538,604
	Cia De Sanena Do Parana (SAPR3 BZ)	56,200	50,575
	Cia Energetica de Minas Gerais (CMIG3 BZ)	83,391	185,620
	Cia Paranaense de Energia - Copel (CPLE3 BZ)	136,245	216,310
	Cia Siderurgica Nacional SA (CSNA3 BZ)	175,967	368,973
#	Cia Siderurgica Nacional SA (SID US), Sponsored ADR	172,293	361,815
*	Clear Sale SA	22,400	32,831
*	Cogna Educacao SA	966,055	259,612
	Cosan SA	177,434	419,418
	CPFL Energia SA	32,700	187,777
	Cruzeiro do Sul Educacional SA	76,700	54,106
	CSU Digital SA	10,300	35,401
	Cury Construtora e Incorporadora SA	53,211	208,850
	Cyrela Brazil Realty SA Empreendimentos e Participacoes	154,378	531,957
Ω	Desktop SA	31,600	91,010
	Dexco SA	206,851	267,334
	Dimed SA Distribuidora da Medicamentos	29,200	52,606
	EcoRodovias Infraestrutura e Logistica SA	96,005	120,343
	Eletromidia SA	17,800	55,325
*	Embraer SA (EMBR3 BZ)	293,644	2,274,435
*	Embraer SA (ERJ US), Sponsored ADR	16,322	506,961
	Empreendimentos Pague Menos SA	132,959	59,943
	Energisa SA	74,717	580,310
*	Eneva SA	168,721	376,749
	Engie Brasil Energia SA	35,211	275,343
*	Enjoei SA	77,300	23,506

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Equatorial Energia SA	177,918	$1,026,713
	Eternit SA	26,800	27,434
	Even Construtora e Incorporadora SA	50,000	55,603
	Ez Tec Empreendimentos e Participacoes SA	58,500	136,421
	Fleury SA	72,497	194,311
	Fras-Le SA	13,744	46,314
*	Gafisa SA	16,300	9,193
	Gerdau SA, Sponsored ADR	150,937	489,036
Ω	GPS Participacoes e Empreendimentos SA	79,160	243,520
	Grendene SA	93,836	97,550
*	Grupo Casas Bahia SA	18,630	14,723
*	Grupo De Moda Soma SA	200,610	210,678
	Grupo Mateus SA	147,765	174,774
	Grupo SBF SA	35,900	95,968
	Guararapes Confeccoes SA	48,436	58,659
*	Hidrovias do Brasil SA	248,916	154,908
*	Infracommerce CXAAS SA	136,933	8,231
	Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	26,100	97,134
*	International Meal Co. Alimentacao SA, Class A	34,200	9,554
	Iochpe Maxion SA	80,879	178,598
	Irani Papel e Embalagem SA	54,700	81,622
*	IRB-Brasil Resseguros SA	35,917	186,122
	Jalles Machado SA	73,662	91,163
	JBS SA	159,449	950,580
	JHSF Participacoes SA	181,166	130,682
	JSL SA	48,156	80,457
	Kepler Weber SA	65,832	123,141
	Klabin SA	356,262	1,391,375
	Lavvi Empreendimentos Imobiliarios SA	44,000	69,312
	Localiza Rent a Car SA	79,632	617,073
	LOG Commercial Properties e Participacoes SA	15,776	60,637
*	Log-in Logistica Intermodal SA	10,833	71,669
	Lojas Quero-Quero SA	94,513	65,335
	Lojas Renner SA	285,880	670,203
*Ω	LWSA SA	143,677	111,768
	M Dias Branco SA	22,498	107,157
*	Magazine Luiza SA	24,559	48,066
	Marcopolo SA	64,423	53,646
*	Marfrig Global Foods SA	123,240	246,430
Ω	Meliuz SA	24,332	23,961
	Melnick Even Desenvolvimento Imobiliario SA	29,600	18,055
	Mills Locacao Servicos e Logistica SA	53,540	105,165
	Minerva SA	30,700	34,140
*	Moura Dubeux Engenharia SA	54,192	134,902
*	Movida Participacoes SA	100,874	116,459
*	MPM Corporeos SA	18,717	3,276
*	MRV Engenharia e Participacoes SA	187,880	223,550
*	Multilaser Industrial SA	107,300	36,993
	Multiplan Empreendimentos Imobiliarios SA	56,300	238,492
	Natura & Co. Holding SA	204,121	538,799
	Neoenergia SA	58,349	186,926
	Odontoprev SA	107,745	215,637
*	Oncoclinicas do Brasil Servicos Medicos SA	50,664	56,252
	Pet Center Comercio e Participacoes SA	40,398	24,998
	Plano & Plano Desenvolvimento Imobiliario SA	23,638	50,735
	Porto Seguro SA	93,082	503,577
	Positivo Tecnologia SA	41,500	49,599
	Raia Drogasil SA	294,781	1,438,426
	Romi SA	34,992	65,268

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
BRAZIL — (Continued)
	Rumo SA	56,157	$219,918
	Santos Brasil Participacoes SA	125,788	291,555
	Sao Carlos Empreendimentos e Participacoes SA	8,500	36,593
	Sao Martinho SA	86,198	442,866
#*	Sendas Distribuidora SA (ASAI US), ADR	38,489	334,469
*	Sendas Distribuidora SA (ASAI3 BZ)	282,436	490,355
*Ω	Ser Educacional SA	46,200	42,801
*	Serena Energia SA	84,599	129,228
*	Simpar SA	165,200	184,881
	SLC Agricola SA	89,234	283,346
	Smartfit Escola de Ginastica e Danca SA	71,535	268,123
	Suzano SA (SUZB3 BZ)	174,304	1,659,789
*	SYN prop e tech SA	18,318	32,937
	Tegma Gestao Logistica SA	15,888	68,033
	Telefonica Brasil SA (VIV US), ADR	10,963	94,172
	Telefonica Brasil SA (VIVT3 BZ)	33,169	284,474
	TIM SA	222,382	687,652
	TOTVS SA	95,358	467,842
	Transmissora Alianca de Energia Eletrica SA	118,153	705,849
	Tres Tentos Agroindustrial SA	31,033	58,597
	Trisul SA	36,300	31,126
	Tupy SA	40,100	175,114
	Ultrapar Participacoes SA (UGPA3 BZ)	216,963	851,948
	Unifique Telecomunicacoes SA	72,400	43,521
	Unipar Carbocloro SA	14,350	129,390
	Usinas Siderurgicas de Minas Gerais SA Usiminas	45,290	48,364
	Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	44,392	134,679
	Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	30,515	46,559
	Vibra Energia SA	387,963	1,588,576
	Vittia Fertilizantes E Biologicos SA	10,670	11,507
	Vivara Participacoes SA	25,400	108,001
	Vulcabras SA	46,019	125,947
	WEG SA	125,908	1,127,710
	Wilson Sons SA	88,236	245,544
	Wiz Co.	47,964	51,643
	XP, Inc., BDR	1,810	31,199
	YDUQS Participacoes SA	129,161	249,820
*	Zamp SA	121,100	71,082
TOTAL BRAZIL			41,833,337
CHILE — (0.5%)
	Aguas Andinas SA, Class A	826,355	245,571
	Banco de Chile (BCH US), ADR	26,757	640,034
	Banco de Chile (CHILE CI)	282,034	33,600
	Banco de Credito e Inversiones SA	13,112	383,417
	Banco Santander Chile (BSAC US), ADR	1,697	34,076
	Banco Santander Chile (BSAN CI)	2,501,678	124,569
	Besalco SA	205,938	123,535
	Camanchaca SA	88,516	3,495
*	CAP SA	37,382	210,748
	Cencosud SA	319,610	590,780
	Cencosud Shopping SA	103,877	162,233
	Cia Sud Americana de Vapores SA	2,492,581	171,302
	Embotelladora Andina SA, ADR, Class B	17,401	332,881
	Empresa Nacional de Telecomunicaciones SA	92,476	260,047
	Empresas CMPC SA	380,006	660,055
	Empresas Copec SA	44,041	306,738
	Enel Americas SA (ENELAM CI)	2,272,774	212,709

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHILE — (Continued)
	Enel Chile SA (ENELCHIL CI)	6,414,348	$366,388
*	Falabella SA	96,056	318,189
	Forus SA	32,824	68,305
	Grupo Security SA	795,670	224,693
	Inversiones Aguas Metropolitanas SA	216,090	157,856
*	Masisa SA	791,131	15,413
	Molibdenos y Metales SA	3,068	11,792
	Multiexport Foods SA	291,740	65,387
	Parque Arauco SA	172,785	275,172
	PAZ Corp. SA	82,712	48,420
	Plaza SA	63,241	98,030
*	Ripley Corp. SA	445,297	128,123
	Salfacorp SA	311,425	184,499
	Sigdo Koppers SA	163,912	200,897
	SMU SA	1,440,054	238,512
	Sociedad Matriz SAAM SA	2,690,477	301,705
#	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	17,290	658,057
*	Socovesa SA	166,772	11,792
	SONDA SA	271,865	114,880
TOTAL CHILE			7,983,900
CHINA — (21.4%)
	360 Security Technology, Inc., Class A	28,700	29,779
	361 Degrees International Ltd.	454,000	199,770
	37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	34,800	63,727
*	5I5J Holding Group Co. Ltd., Class A	119,400	46,263
	AAC Technologies Holdings, Inc.	342,500	1,253,719
	ABA Chemicals Corp., Class A	27,800	20,261
	Accelink Technologies Co. Ltd., Class A	12,200	57,744
*	ADAMA Ltd., Class A	24,500	15,348
	Advanced Micro-Fabrication Equipment, Inc. China, Class A	1,263	27,523
	Advanced Technology & Materials Co. Ltd., Class A	41,100	48,814
*	AECC Aero Science & Technology Co. Ltd., Class A	10,500	23,099
	AECC Aero-Engine Control Co. Ltd., Class A	22,400	67,712
*	Aerospace Hi-Tech Holdings Group Ltd., Class A	26,500	34,313
#*	Agile Group Holdings Ltd.	986,749	62,463
*	Agora, Inc., ADR	29,510	73,775
	Agricultural Bank of China Ltd., Class H	5,488,000	2,455,839
	Aier Eye Hospital Group Co. Ltd., Class A	95,925	146,933
#*	Air China Ltd., Class H	530,000	240,017
	Aisino Corp., Class A	46,700	52,762
	Ajisen China Holdings Ltd.	284,000	35,222
#Ω	AK Medical Holdings Ltd.	182,000	100,765
*Ω	Akeso, Inc.	33,000	178,718
	Alibaba Group Holding Ltd. (9988 HK)	1,845,802	18,163,090
#*	Alibaba Health Information Technology Ltd.	1,012,000	428,057
*	Alibaba Pictures Group Ltd.	6,170,000	311,745
#Ω	A-Living Smart City Services Co. Ltd.	423,000	146,698
*Ω	Alliance International Education Leasing Holdings Ltd.	461,000	27,091
	Allmed Medical Products Co. Ltd., Class A	22,700	20,705
*	Alpha Group, Class A	26,300	21,195
#*Ω	Alphamab Oncology	84,000	23,885
	Amlogic Shanghai Co. Ltd., Class A	5,335	48,800
	Amoy Diagnostics Co. Ltd., Class A	16,940	44,355
*	ANE Cayman, Inc.	108,000	101,839
#Ω	Angelalign Technology, Inc.	8,000	54,883
	Anhui Anke Biotechnology Group Co. Ltd., Class A	30,536	36,267
	Anhui Construction Engineering Group Co. Ltd., Class A	66,500	38,786
	Anhui Expressway Co. Ltd., Class H	148,000	178,862

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Anhui Guangxin Agrochemical Co. Ltd., Class A	37,163	$58,026
	Anhui Heli Co. Ltd., Class A	7,200	17,973
	Anhui Honglu Steel Construction Group Co. Ltd., Class A	28,860	55,105
	Anhui Huilong Agricultural Means of Production Co. Ltd., Class A	38,700	24,955
	Anhui Jianghuai Automobile Group Corp. Ltd., Class A	15,000	41,801
	Anhui Jiangnan Chemical Industry Co. Ltd., Class A	120,960	74,013
	Anhui Jinhe Industrial Co. Ltd., Class A	12,105	34,452
*	Anhui Tatfook Technology Co. Ltd., Class A	23,100	22,491
	Anhui Transport Consulting & Design Institute Co. Ltd., Class A	32,280	38,038
	Anhui Truchum Advanced Materials & Technology Co. Ltd., Class A	56,200	48,748
	Anhui Xinhua Media Co. Ltd., Class A	49,900	43,429
	Anhui Yingliu Electromechanical Co. Ltd., Class A	13,700	23,294
	Anhui Zhongding Sealing Parts Co. Ltd., Class A	50,500	84,825
	Anji Microelectronics Technology Shanghai Co. Ltd., Class A	2,879	45,892
	Anjoy Foods Group Co. Ltd., Class A	6,300	69,280
	Anker Innovations Technology Co. Ltd., Class A	6,760	50,881
	ANTA Sports Products Ltd.	273,000	2,443,579
	Anton Oilfield Services Group	1,610,000	115,150
	Aoshikang Technology Co. Ltd., Class A	15,700	56,663
	Aotecar New Energy Technology Co. Ltd., Class A	119,900	40,716
*	Aowei Holdings Ltd.	78,000	3,980
	Apeloa Pharmaceutical Co. Ltd., Class A	31,300	62,318
	ApicHope Pharmaceutical Co. Ltd., Class A	11,020	24,304
	Appotronics Corp. Ltd., Class A	9,007	19,415
	APT Satellite Holdings Ltd.	234,000	64,392
	Arctech Solar Holding Co. Ltd., Class A	2,333	21,034
*Ω	Arrail Group Ltd.	26,000	14,201
*	Asia - Potash International Investment Guangzhou Co. Ltd., Class A	19,400	41,620
Ω	AsiaInfo Technologies Ltd.	144,400	84,360
	Asian Star Anchor Chain Co. Ltd. Jiangsu, Class A	23,800	24,236
*	ASR Microelectronics Co. Ltd., Class A	4,259	22,314
	Asymchem Laboratories Tianjin Co. Ltd., Class A	6,700	68,726
	Aurisco Pharmaceutical Co. Ltd., Class A	7,400	24,959
	Autel Intelligent Technology Corp. Ltd., Class A	7,182	25,762
	Autobio Diagnostics Co. Ltd., Class A	8,510	49,599
	Avary Holding Shenzhen Co. Ltd., Class A	36,900	190,805
	AVIC Industry-Finance Holdings Co. Ltd., Class A	97,000	32,352
	AviChina Industry & Technology Co. Ltd., Class H	1,214,000	593,855
	Bafang Electric Suzhou Co. Ltd., Class A	6,440	17,078
Ω	BAIC Motor Corp. Ltd., Class H	1,137,500	307,298
*	Baidu, Inc. (9888 HK), Class A	244,400	2,709,810
*	Baidu, Inc. (BIDU US), Sponsored ADR	4,316	382,268
Ω	BAIOO Family Interactive Ltd.	594,000	17,314
*Ω	Bairong, Inc.	53,500	62,041
	Baiyin Nonferrous Group Co. Ltd., Class A	56,300	21,239
	Bank of Beijing Co. Ltd., Class A	275,900	203,461
	Bank of Changsha Co. Ltd., Class A	82,696	86,094
	Bank of Chengdu Co. Ltd., Class A	78,900	159,313
	Bank of China Ltd., Class H	9,350,356	4,163,602
	Bank of Chongqing Co. Ltd., Class H	349,500	227,096
	Bank of Communications Co. Ltd., Class H	1,720,580	1,250,154
*	Bank of Gansu Co. Ltd., Class H	106,000	4,148
	Bank of Guiyang Co. Ltd., Class A	76,817	55,907
	Bank of Hangzhou Co. Ltd., Class A	98,500	183,549
	Bank of Jiangsu Co. Ltd., Class A	291,020	309,707
	Bank of Nanjing Co. Ltd., Class A	168,200	234,935
	Bank of Ningbo Co. Ltd., Class A	105,858	315,095
Ω	Bank of Qingdao Co. Ltd., Class H	86,500	25,891
	Bank of Shanghai Co. Ltd., Class A	190,100	191,734

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Bank of Suzhou Co. Ltd., Class A	94,050	$93,677
*Ω	Bank of Zhengzhou Co. Ltd., Class H	94,501	9,321
	Baoji Titanium Industry Co. Ltd., Class A	6,200	21,219
	Baoshan Iron & Steel Co. Ltd., Class A	288,700	271,578
*	Baosheng Science & Technology Innovation Co. Ltd., Class A	41,100	19,741
	Baowu Magnesium Technology Co. Ltd., Class A	38,676	54,808
	Baoxiniao Holding Co. Ltd., Class A	25,700	15,013
*	Baoye Group Co. Ltd., Class H	98,000	60,514
*	Baozun, Inc. (9991 HK), Class A	21,500	17,156
*	Baozun, Inc. (BZUN US), Sponsored ADR	15,148	35,901
*	Be Friends Holding Ltd.	116,000	20,840
	Bear Electric Appliance Co. Ltd., Class A	5,300	35,556
	Befar Group Co. Ltd., Class A	63,400	31,161
	Beibuwan Port Co. Ltd., Class A	64,100	67,928
	Beijing Aerospace Shenzhou Intelligent Equipment Technology Co. Ltd., Class A	17,000	30,811
	Beijing Bei Mo Gao Ke Friction Material Co. Ltd., Class A	10,730	31,423
*	Beijing Capital Development Co. Ltd., Class A	84,000	24,839
	Beijing Capital Eco-Environment Protection Group Co. Ltd., Class A	232,810	94,383
*	Beijing Capital International Airport Co. Ltd., Class H	846,000	281,557
	Beijing Career International Co. Ltd., Class A	10,400	21,548
	Beijing Chunlizhengda Medical Instruments Co. Ltd., Class H	18,750	19,563
*	Beijing Compass Technology Development Co. Ltd., Class A	3,100	17,309
*	Beijing Cuiwei Tower Co. Ltd., Class A	25,000	21,405
	Beijing Dabeinong Technology Group Co. Ltd., Class A	58,588	33,173
	Beijing Dahao Technology Corp. Ltd., Class A	12,201	21,753
	Beijing Easpring Material Technology Co. Ltd., Class A	13,300	56,706
	Beijing eGOVA Co. Ltd., Class A	9,620	19,096
*	Beijing E-Hualu Information Technology Co. Ltd., Class A	8,600	20,587
	Beijing Energy International Holding Co. Ltd.	4,036,000	84,232
	Beijing Enlight Media Co. Ltd., Class A	38,700	41,365
	Beijing Enterprises Water Group Ltd.	2,020,000	623,272
	Beijing Gehua CATV Network Co. Ltd., Class A	25,400	21,389
	Beijing GeoEnviron Engineering & Technology, Inc., Class A	56,956	41,581
*	Beijing Haixin Energy Technology Co. Ltd., Class A	94,100	28,288
	Beijing Haohua Energy Resource Co. Ltd., Class A	27,500	30,653
	Beijing Huafeng Test & Control Technology Co. Ltd., Class A	2,264	29,247
*	Beijing Jetsen Technology Co. Ltd., Class A	116,600	62,670
	Beijing Jingneng Clean Energy Co. Ltd., Class H	292,000	69,169
	Beijing Jingyuntong Technology Co. Ltd., Class A	104,200	35,655
	Beijing Kingsoft Office Software, Inc., Class A	1,228	35,833
*	Beijing Leike Defense Technology Co. Ltd., Class A	41,800	21,584
	Beijing New Building Materials PLC, Class A	29,454	105,860
	Beijing North Star Co. Ltd., Class H	420,000	33,899
*	Beijing Orient National Communication Science & Technology Co. Ltd., Class A	44,600	39,298
	Beijing Oriental Jicheng Co. Ltd., Class A	11,000	33,709
	Beijing Originwater Technology Co. Ltd., Class A	59,567	34,866
*	Beijing Philisense Technology Co. Ltd., Class A	37,600	15,047
	Beijing Roborock Technology Co. Ltd., Class A	1,390	60,510
	Beijing Sanlian Hope Shin-Gosen Technical Service Co. Ltd., Class A	14,400	24,281
	Beijing Sanyuan Foods Co. Ltd., Class A	57,198	30,480
	Beijing Shiji Information Technology Co. Ltd., Class A	35,118	27,226
	Beijing Shougang Co. Ltd., Class A	86,200	33,284
	Beijing Sifang Automation Co. Ltd., Class A	7,900	19,033
	Beijing Sinnet Technology Co. Ltd., Class A	52,600	60,281
	Beijing SL Pharmaceutical Co. Ltd., Class A	37,800	37,674
	Beijing SPC Environment Protection Tech Co. Ltd., Class A	81,800	41,152
	Beijing Strong Biotechnologies, Inc., Class A	18,900	35,648

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Beijing SuperMap Software Co. Ltd., Class A	11,000	$22,741
*	Beijing Thunisoft Corp. Ltd., Class A	24,500	16,717
	Beijing Tiantan Biological Products Corp. Ltd., Class A	15,724	54,167
*	Beijing Tongtech Co. Ltd., Class A	18,000	20,803
	Beijing Ultrapower Software Co. Ltd., Class A	38,900	44,946
	Beijing United Information Technology Co. Ltd., Class A	17,718	54,137
Ω	Beijing Urban Construction Design & Development Group Co. Ltd., Class H	125,000	24,472
	Beijing Wandong Medical Technology Co. Ltd., Class A	17,200	29,869
	Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	4,744	45,307
*	Beijing Watertek Information Technology Co. Ltd., Class A	55,100	17,061
	Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd., Class A	7,400	41,761
	Beijing Zhong Ke San Huan High-Tech Co. Ltd., Class A	34,040	39,163
	Beijing-Shanghai High Speed Railway Co. Ltd., Class A	387,100	306,506
*	Beiqi Foton Motor Co. Ltd., Class A	144,800	57,223
*	Bengang Steel Plates Co. Ltd., Class A	100,200	36,872
	Bestore Co. Ltd., Class A	18,500	28,752
*	Bestway Marine & Energy Technology Co. Ltd., Class A	36,800	19,906
	Bethel Automotive Safety Systems Co. Ltd., Class A	7,567	43,856
	Betta Pharmaceuticals Co. Ltd., Class A	5,000	23,630
	Beyondsoft Corp., Class A	20,000	22,177
	Biem.L.Fdlkk Garment Co. Ltd., Class A	15,000	45,173
	Binhai Investment Co. Ltd.	296,888	43,332
	Binjiang Service Group Co. Ltd.	33,500	67,173
	Black Peony Group Co. Ltd., Class A	31,440	16,086
	Bloomage Biotechnology Corp. Ltd. (688363 C1), Class A	4,323	37,093
Ω	Blue Moon Group Holdings Ltd.	324,500	83,976
*	Blue Sail Medical Co. Ltd., Class A	38,300	23,599
	Bluefocus Intelligent Communications Group Co. Ltd., Class A	24,600	18,305
Ω	BOC Aviation Ltd.	102,200	896,777
	BOC International China Co. Ltd., Class A	24,700	32,157
*	BOE HC SemiTek Corp., Class A	67,400	40,132
*	Bohai Leasing Co. Ltd., Class A	212,100	85,210
	Bosideng International Holdings Ltd.	1,702,000	850,746
	Boyaa Interactive International Ltd.	48,000	10,521
	Bright Dairy & Food Co. Ltd., Class A	40,669	46,266
	BrightGene Bio-Medical Technology Co. Ltd., Class A	8,539	31,878
††	Brilliance China Automotive Holdings Ltd.	1,238,000	605,888
	B-Soft Co. Ltd., Class A	49,800	23,786
	BTG Hotels Group Co. Ltd., Class A	29,400	50,491
#*	Burning Rock Biotech Ltd., ADR	2,085	15,303
	BYD Co. Ltd., Class H	143,500	4,248,283
	BYD Electronic International Co. Ltd.	279,000	1,085,833
	By-health Co. Ltd., Class A	31,200	58,529
*	C C Land Holdings Ltd.	726,187	111,699
	C&D International Investment Group Ltd.	329,478	552,245
	C&D Property Management Group Co. Ltd.	177,000	63,218
	C&S Paper Co. Ltd., Class A	39,900	40,024
	Caitong Securities Co. Ltd., Class A	60,550	57,740
	Camel Group Co. Ltd., Class A	43,600	45,220
	Cangzhou Mingzhu Plastic Co. Ltd., Class A	59,800	25,930
	Canmax Technologies Co. Ltd., Class A	32,020	76,955
	Canny Elevator Co. Ltd., Class A	25,500	20,637
*	Capital Environment Holdings Ltd.	2,326,000	26,490
#*Ω	CARsgen Therapeutics Holdings Ltd.	71,000	36,572
	Castech, Inc., Class A	12,430	39,797
	CECEP Solar Energy Co. Ltd., Class A	103,345	63,682
	CECEP Wind-Power Corp., Class A	189,500	78,971
	Central China Securities Co. Ltd., Class H	454,000	62,663

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	CETC Chips Technology, Inc., Class A	13,900	$21,646
	CETC Cyberspace Security Technology Co. Ltd., Class A	4,200	7,885
	CETC Digital Technology Co. Ltd., Class A	15,600	38,050
	CETC Potevio Science&Technology Co. Ltd., Class A	15,500	41,217
*	CGN Nuclear Technology Development Co. Ltd., Class A	30,000	25,953
Ω	CGN Power Co. Ltd., Class H	1,373,000	560,691
	Changchun Faway Automobile Components Co. Ltd., Class A	26,300	29,090
	Changjiang & Jinggong Steel Building Group Co. Ltd., Class A	69,600	23,981
	Changjiang Securities Co. Ltd., Class A	52,700	37,795
*	ChangYuan Technology Group Ltd., Class A	45,500	24,384
	Changzheng Engineering Technology Co. Ltd., Class A	13,400	22,519
	Changzhou Qianhong Biopharma Co. Ltd., Class A	31,500	23,752
	Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	3,100	53,484
*	Chanjet Information Technology Co. Ltd., Class H	10,500	4,249
	Chaoju Eye Care Holdings Ltd.	139,500	52,094
	Chaowei Power Holdings Ltd.	317,000	59,142
	Chaozhou Three-Circle Group Co. Ltd., Class A	19,200	87,112
Ω	Cheerwin Group Ltd.	48,000	11,072
*	Chen Lin Education Group Holdings Ltd.	208,000	38,834
	Cheng De Lolo Co. Ltd., Class A	45,500	49,761
	Chengdu ALD Aviation Manufacturing Corp., Class A	11,660	23,538
*	Chengdu CORPRO Technology Co. Ltd., Class A	18,700	38,126
	Chengdu Fusen Noble-House Industrial Co. Ltd., Class A	19,540	31,314
	Chengdu Galaxy Magnets Co. Ltd., Class A	14,700	29,886
	Chengdu Guibao Science & Technology Co. Ltd., Class A	11,600	19,018
	Chengdu Kanghong Pharmaceutical Group Co. Ltd., Class A	25,600	74,081
	Chengdu Kanghua Biological Products Co. Ltd., Class A	5,250	38,580
	Chengdu Leejun Industrial Co. Ltd., Class A	21,100	16,153
	Chengdu Wintrue Holding Co. Ltd., Class A	64,615	61,328
	Chengdu Xingrong Environment Co. Ltd., Class A	61,400	67,974
	Chengtun Mining Group Co. Ltd., Class A	62,800	41,362
	Chenguang Biotech Group Co. Ltd., Class A	15,800	17,609
	Chengxin Lithium Group Co. Ltd., Class A	26,200	47,218
	Chervon Holdings Ltd.	17,900	40,906
	Chifeng Jilong Gold Mining Co. Ltd., Class A	31,700	86,445
*	China Aerospace International Holdings Ltd.	970,000	35,953
	China Aircraft Leasing Group Holdings Ltd.	150,500	54,186
*	China Anchu Energy Storage Group Ltd.	627,000	23,246
	China Animal Husbandry Industry Co. Ltd., Class A	30,000	27,767
	China Automotive Engineering Research Institute Co. Ltd., Class A	16,800	40,293
	China Baoan Group Co. Ltd., Class A	40,100	46,794
	China Bester Group Telecom Co. Ltd., Class A	6,240	17,924
	China BlueChemical Ltd., Class H	943,143	235,242
#*Ω	China Bohai Bank Co. Ltd., Class H	929,500	111,828
	China CAMC Engineering Co. Ltd., Class A	38,800	39,274
	China Chengtong Development Group Ltd.	1,142,000	11,763
#	China Chunlai Education Group Co. Ltd.	39,000	23,333
	China CITIC Bank Corp. Ltd., Class H	2,102,000	1,257,900
	China Communications Services Corp. Ltd., Class H	1,184,800	608,694
	China Conch Environment Protection Holdings Ltd.	787,000	80,701
	China Conch Venture Holdings Ltd.	687,000	600,370
	China Construction Bank Corp., Class H	19,012,990	13,276,500
	China CSSC Holdings Ltd., Class A	16,400	93,089
	China CYTS Tours Holding Co. Ltd., Class A	22,500	31,094
#	China Datang Corp. Renewable Power Co. Ltd., Class H	781,000	207,837
	China Design Group Co. Ltd., Class A	41,740	51,946
#Ω	China Development Bank Financial Leasing Co. Ltd., Class H	1,170,000	218,555
#*††	China Dili Group	968,585	15,348
	China Dongxiang Group Co. Ltd.	1,590,000	62,053

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#Ω	China East Education Holdings Ltd.	336,500	$106,629
#*	China Eastern Airlines Corp. Ltd., Class H	534,000	139,539
	China Education Group Holdings Ltd.	630,087	326,320
	China Electronics Huada Technology Co. Ltd.	430,000	62,361
	China Electronics Optics Valley Union Holding Co. Ltd.	956,000	33,589
	China Energy Engineering Corp. Ltd. (3996 HK), Class H	524,000	56,340
	China Energy Engineering Corp. Ltd. (601868 C1), Class A	493,027	150,776
	China Everbright Bank Co. Ltd., Class H	535,000	161,532
	China Everbright Environment Group Ltd.	1,126,000	508,669
#Ω	China Everbright Greentech Ltd.	375,000	32,609
	China Everbright Ltd.	458,000	228,914
*	China Express Airlines Co. Ltd., Class A	57,000	49,626
Ω	China Feihe Ltd.	2,174,000	984,585
*	China Film Co. Ltd., Class A	32,900	48,903
*	China First Heavy Industries Co. Ltd., Class A	76,800	25,727
	China Foods Ltd.	574,000	199,839
	China Galaxy Securities Co. Ltd., Class H	592,000	302,996
	China Gas Holdings Ltd.	1,385,800	1,260,275
	China Glass Holdings Ltd.	386,000	27,082
#*	China Gold International Resources Corp. Ltd. (2099 HK)	151,600	827,699
	China Great Wall Securities Co. Ltd., Class A	48,400	47,097
*	China Greatwall Technology Group Co. Ltd., Class A	15,000	18,065
	China Green Electricity Investment of Tianjin Co. Ltd., Class A	42,600	51,883
*	China Greenland Broad Greenstate Group Co. Ltd.	184,000	783
#	China Harmony Auto Holding Ltd.	428,500	24,394
*	China Harzone Industry Corp. Ltd., Class A	39,300	36,908
*	China High Speed Railway Technology Co. Ltd., Class A	99,600	29,378
*	China High Speed Transmission Equipment Group Co. Ltd.	115,000	15,160
	China Huirong Financial Holdings Ltd.	84,000	10,215
#††	China Huiyuan Juice Group Ltd.	132,068	5,927
#Ω	China International Capital Corp. Ltd., Class H	227,600	253,681
	China International Marine Containers Group Co. Ltd., Class H	496,350	385,617
	China Jinmao Holdings Group Ltd.	2,782,140	220,594
	China Jushi Co. Ltd., Class A	68,790	101,154
	China Kepei Education Group Ltd.	278,000	51,233
	China Kings Resources Group Co. Ltd., Class A	14,910	55,315
	China Leadshine Technology Co. Ltd., Class A	7,400	20,348
	China Lesso Group Holdings Ltd.	726,000	288,181
	China Life Insurance Co. Ltd., Class H	1,419,000	1,968,658
	China Lilang Ltd.	239,000	128,932
*Ω	China Literature Ltd.	156,800	508,096
*	China Longevity Group Co. Ltd.	30,000	987
	China Longyuan Power Group Corp. Ltd., Class H	472,000	423,222
*††	China Maple Leaf Educational Systems Ltd.	256,000	8,195
	China Medical System Holdings Ltd.	786,000	651,847
	China Meheco Group Co. Ltd., Class A	36,520	52,325
#	China Meidong Auto Holdings Ltd.	382,000	100,751
	China Mengniu Dairy Co. Ltd.	852,000	1,425,645
	China Merchants Bank Co. Ltd., Class H	1,055,598	4,375,270
	China Merchants Energy Shipping Co. Ltd., Class A	218,700	236,145
	China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	31,600	53,877
	China Merchants Land Ltd.	652,000	22,087
	China Merchants Port Holdings Co. Ltd.	702,503	1,032,984
	China Merchants Property Operation & Service Co. Ltd., Class A	44,100	60,613
Ω	China Merchants Securities Co. Ltd., Class H	75,340	59,921
	China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	65,700	79,957
*††	China Metal Recycling Holdings Ltd.	130,581	0
	China Minsheng Banking Corp. Ltd., Class H	1,029,020	364,695

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	China Modern Dairy Holdings Ltd.	1,303,000	$111,860
	China National Accord Medicines Corp. Ltd., Class A	23,700	99,343
	China National Chemical Engineering Co. Ltd., Class A	103,300	107,146
	China National Electric Apparatus Research Institute Co. Ltd., Class A	8,759	20,355
	China National Medicines Corp. Ltd., Class A	18,500	86,315
Ω	China New Higher Education Group Ltd.	557,000	140,945
*	China Nonferrous Metal Industry's Foreign Engineering & Construction Co. Ltd., Class A	55,800	36,936
	China Nonferrous Mining Corp. Ltd.	761,000	541,985
	China Northern Rare Earth Group High-Tech Co. Ltd., Class A	19,510	47,269
*	China Nuclear Energy Technology Corp. Ltd.	418,000	16,868
*	China Oil & Gas Group Ltd.	2,890,000	71,255
	China Oilfield Services Ltd., Class H	682,000	600,769
	China Oriental Group Co. Ltd.	630,000	95,946
	China Overseas Grand Oceans Group Ltd.	908,121	186,762
	China Overseas Land & Investment Ltd.	551,500	891,574
#	China Overseas Property Holdings Ltd.	542,000	325,628
	China Pacific Insurance Group Co. Ltd., Class H	494,400	1,314,123
	China Publishing & Media Co. Ltd., Class A	59,900	48,905
	China Railway Group Ltd., Class H	798,000	389,154
	China Railway Hi-tech Industry Co. Ltd., Class A	62,200	64,565
*	China Railway Materials Co. Ltd., Class A	63,900	22,397
Ω	China Railway Signal & Communication Corp. Ltd., Class H	479,000	198,673
	China Railway Tielong Container Logistics Co. Ltd., Class A	51,400	44,402
*	China Rare Earth Holdings Ltd.	717,200	27,984
	China Reinsurance Group Corp., Class H	1,089,000	73,862
#*††Ω	China Renaissance Holdings Ltd.	136,900	23,830
	China Resources Double Crane Pharmaceutical Co. Ltd., Class A	25,041	64,087
	China Resources Gas Group Ltd.	360,200	1,222,439
	China Resources Land Ltd.	834,222	2,493,565
	China Resources Microelectronics Ltd., Class A	5,476	30,141
Ω	China Resources Mixc Lifestyle Services Ltd.	154,600	433,376
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	22,725	129,824
#*	China Ruyi Holdings Ltd.	1,720,000	459,784
*	China Sanjiang Fine Chemicals Co. Ltd.	345,000	74,816
	China Science Publishing & Media Ltd., Class A	6,000	15,058
Ω	China Shengmu Organic Milk Ltd.	1,117,000	26,271
	China Shineway Pharmaceutical Group Ltd.	187,000	192,626
*	China Silver Group Ltd.	146,000	5,040
	China South Publishing & Media Group Co. Ltd., Class A	40,600	66,399
*	China Southern Airlines Co. Ltd., Class H	640,000	235,097
	China Southern Power Grid Energy Efficiency&Clean Energy Co. Ltd. (003035 C2), Class A	49,900	29,496
	China Southern Power Grid Technology Co. Ltd., Class A	4,803	18,115
	China State Construction Development Holdings Ltd.	378,000	100,894
	China State Construction Engineering Corp. Ltd., Class A	568,800	439,397
	China State Construction International Holdings Ltd.	1,012,000	1,414,770
*	China Sunshine Paper Holdings Co. Ltd.	408,000	112,098
	China Suntien Green Energy Corp. Ltd., Class H	647,000	277,340
	China Taiping Insurance Holdings Co. Ltd.	755,012	803,816
	China Testing & Certification International Group Co. Ltd., Class A	24,208	19,347
	China Tianying, Inc., Class A	94,800	60,526
Ω	China Tourism Group Duty Free Corp. Ltd. (1880 HK), Class H	7,900	55,818
	China Tourism Group Duty Free Corp. Ltd. (601888 C1), Class A	6,844	65,029
Ω	China Tower Corp. Ltd., Class H	17,084,000	2,096,181
	China TransInfo Technology Co. Ltd., Class A	24,900	30,342
	China Travel International Investment Hong Kong Ltd.	1,120,000	157,787
	China Tungsten & Hightech Materials Co. Ltd., Class A	48,750	58,000
#*	China Vanke Co. Ltd., Class H	555,538	304,630

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*††	China Vered Financial Holding Corp. Ltd.	6,440,000	$46,812
#	China Water Affairs Group Ltd.	296,000	192,267
	China West Construction Group Co. Ltd., Class A	44,900	31,970
	China World Trade Center Co. Ltd., Class A	12,500	36,956
	China XD Electric Co. Ltd., Class A	25,700	25,502
	China Yangtze Power Co. Ltd., Class A	164,353	679,167
	China Yongda Automobiles Services Holdings Ltd.	630,000	125,791
*Ω	China Youran Dairy Group Ltd.	287,000	41,119
#*Ω	China Yuhua Education Corp. Ltd.	1,168,000	65,088
*	China ZhengTong Auto Services Holdings Ltd.	351,000	6,300
	China Zhenhua Group Science & Technology Co. Ltd., Class A	11,700	65,749
	China Zheshang Bank Co. Ltd., Class H	627,899	170,415
*	China Zhonghua Geotechnical Engineering Group Co. Ltd., Class A	41,500	9,247
††	China Zhongwang Holdings Ltd.	944,318	38,073
	China-Singapore Suzhou Industrial Park Development Group Co. Ltd., Class A	15,600	15,928
	Chinasoft International Ltd.	1,120,000	545,780
	Chinese Universe Publishing & Media Group Co. Ltd., Class A	21,900	39,517
	Chongqing Changan Automobile Co. Ltd., Class A	75,812	153,182
	Chongqing Department Store Co. Ltd., Class A	21,300	56,645
	Chongqing Fuling Electric Power Industrial Co. Ltd., Class A	77,324	111,378
	Chongqing Fuling Zhacai Group Co. Ltd., Class A	25,950	44,868
	Chongqing Gas Group Corp. Ltd., Class A	57,800	44,964
	Chongqing Machinery & Electric Co. Ltd., Class H	568,000	39,963
	Chongqing Rural Commercial Bank Co. Ltd., Class H	772,000	399,722
	Chongqing Taiji Industry Group Co. Ltd., Class A	10,300	36,120
	Chongqing Zhifei Biological Products Co. Ltd., Class A	41,200	161,616
	Chongqing Zongshen Power Machinery Co. Ltd., Class A	57,600	103,359
	Chongyi Zhangyuan Tungsten Industry Co. Ltd., Class A	36,400	27,225
	Chow Tai Seng Jewellery Co. Ltd., Class A	30,150	50,562
	CIMC Enric Holdings Ltd.	396,000	368,497
	Cisen Pharmaceutical Co. Ltd., Class A	14,000	25,840
	CITIC Heavy Industries Co. Ltd., Class A	38,400	20,157
	CITIC Securities Co. Ltd., Class H	274,100	412,220
*	Citychamp Watch & Jewellery Group Ltd.	560,000	70,204
*Ω	Cloud Music, Inc.	2,550	31,010
*	ClouDr Group Ltd.	109,200	24,208
#*	CMGE Technology Group Ltd.	800,000	87,174
	CMOC Group Ltd., Class H	552,000	440,253
	CMST Development Co. Ltd., Class A	84,200	57,286
*	CNFinance Holdings Ltd., ADR	23,410	25,283
	CNGR Advanced Material Co. Ltd., Class A	9,100	37,670
	CNNC Hua Yuan Titanium Dioxide Co. Ltd., Class A	69,635	32,880
	CNOOC Energy Technology & Services Ltd., Class A	217,600	116,264
	CNSIG Inner Mongolia Chemical Industry Co. Ltd., Class A	51,070	53,102
*	COFCO Biotechnology Co. Ltd., Class A	37,000	26,159
	COFCO Capital Holdings Co. Ltd., Class A	20,400	22,830
#*	COFCO Joycome Foods Ltd.	1,509,000	305,405
	COFCO Sugar Holding Co. Ltd., Class A	31,800	38,619
	Cofoe Medical Technology Co. Ltd., Class A	5,400	23,982
	Comba Telecom Systems Holdings Ltd.	942,000	104,980
	Concord New Energy Group Ltd.	4,474,648	337,811
	Consun Pharmaceutical Group Ltd.	217,000	155,383
	Contemporary Amperex Technology Co. Ltd., Class A	69,870	1,800,173
	Continental Aerospace Technologies Holding Ltd.	1,469,171	25,476
#	COSCO SHIPPING Development Co. Ltd., Class H	1,812,000	217,879
	COSCO SHIPPING Energy Transportation Co. Ltd., Class H	488,000	585,415
	COSCO SHIPPING Holdings Co. Ltd., Class H	1,186,900	1,695,026
	COSCO SHIPPING International Hong Kong Co. Ltd.	140,000	66,232

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#	COSCO SHIPPING Ports Ltd.	720,073	$428,049
	COSCO SHIPPING Technology Co. Ltd., Class A	11,400	22,600
	CPMC Holdings Ltd.	446,000	396,899
	CQ Pharmaceutical Holding Co. Ltd., Class A	83,000	54,542
#*	Crazy Sports Group Ltd.	1,774,000	26,327
	CRRC Corp. Ltd., Class H	658,000	407,725
	Crystal Clear Electronic Material Co. Ltd., Class A	20,400	20,631
Ω	CSC Financial Co. Ltd., Class H	127,000	89,820
	CSG Holding Co. Ltd., Class A	83,834	58,479
	CSPC Innovation Pharmaceutical Co. Ltd., Class A	11,040	37,433
	CSPC Pharmaceutical Group Ltd.	2,732,640	2,032,663
	CSSC Hong Kong Shipping Co. Ltd.	768,000	154,443
*	CSSC Science & Technology Co. Ltd., Class A	14,700	27,072
	CTS International Logistics Corp. Ltd., Class A	55,500	42,917
*	CWT International Ltd.	960,000	8,724
*	Da Ming International Holdings Ltd.	30,000	3,307
	Daan Gene Co. Ltd., Class A	43,920	30,798
	Dajin Heavy Industry Co. Ltd., Class A	7,200	22,048
	Dalian Bio-Chem Co. Ltd., Class A	7,644	12,082
	Dalian Huarui Heavy Industry Group Co. Ltd., Class A	85,600	50,849
	Dalipal Holdings Ltd.	158,000	82,552
	Daqin Railway Co. Ltd., Class A	189,188	182,462
	Dashang Co. Ltd., Class A	22,990	51,223
	DaShenLin Pharmaceutical Group Co. Ltd., Class A	28,093	51,130
*	Datang Telecom Technology Co. Ltd., Class A	29,800	21,407
	Dawnrays Pharmaceutical Holdings Ltd.	384,000	56,134
	DBG Technology Co. Ltd., Class A	17,000	48,212
	DeHua TB New Decoration Materials Co. Ltd., Class A	37,700	49,667
	Deppon Logistics Co. Ltd., Class A	31,400	56,036
	DHC Software Co. Ltd., Class A	72,100	46,240
	Dian Diagnostics Group Co. Ltd., Class A	26,054	45,245
	Digital China Group Co. Ltd., Class A	20,200	66,220
	Digital China Holdings Ltd.	307,250	125,456
	Digital China Information Service Group Co. Ltd., Class A	23,900	29,414
#*	Dingdang Health Technology Group Ltd.	194,500	24,368
	Dirui Industrial Co. Ltd., Class A	7,100	16,315
	Do-Fluoride New Materials Co. Ltd., Class A	25,180	38,206
	Dong-E-E-Jiao Co. Ltd., Class A	7,400	50,087
	Dongfang Electric Corp. Ltd., Class H	58,000	77,802
	Dongfang Electronics Co. Ltd., Class A	49,300	76,796
*	Dongfeng Motor Group Co. Ltd., Class H	1,190,000	348,891
	Dongguan Aohai Technology Co. Ltd., Class A	11,400	50,148
	Dongguan Development Holdings Co. Ltd., Class A	31,100	44,181
	Dongxing Securities Co. Ltd., Class A	43,400	52,808
	Dongyue Group Ltd.	930,000	810,284
#*	DouYu International Holdings Ltd.	6,527	110,303
	Dynagreen Environmental Protection Group Co. Ltd., Class H	233,000	79,631
	East Money Information Co. Ltd., Class A	94,283	145,337
	Eastcompeace Technology Co. Ltd., Class A	19,000	21,607
	Easyhome New Retail Group Co. Ltd., Class A	141,300	50,325
	Ecovacs Robotics Co. Ltd., Class A	3,800	21,660
	Edan Instruments, Inc., Class A	25,900	29,900
	Edifier Technology Co. Ltd., Class A	29,300	48,057
	Edvantage Group Holdings Ltd.	226,549	64,675
	EEKA Fashion Holdings Ltd.	139,000	161,909
	Electric Connector Technology Co. Ltd., Class A	6,300	29,862
*	Elion Energy Co. Ltd., Class A	106,600	5,605
	ENN Energy Holdings Ltd.	154,600	1,081,776
	Eoptolink Technology, Inc. Ltd., Class A	4,280	59,900

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Era Co. Ltd., Class A	69,500	$38,121
	Essex Bio-technology Ltd.	144,000	45,925
	Eternal Asia Supply Chain Management Ltd., Class A	81,800	34,426
	EVA Precision Industrial Holdings Ltd.	672,000	58,405
	Eve Energy Co. Ltd., Class A	15,115	80,386
	Ever Sunshine Services Group Ltd.	346,000	68,114
Ω	Everbright Securities Co. Ltd., Class H	61,600	40,044
#*Ω	Everest Medicines Ltd.	82,000	205,048
	Excellence Commercial Property & Facilities Management Group Ltd.	65,000	11,105
	Explosive Co. Ltd., Class A	13,300	19,485
	Eyebright Medical Technology Beijing Co. Ltd., Class A	2,247	24,486
	Fangda Carbon New Material Co. Ltd., Class A	73,149	45,139
	Fangda Special Steel Technology Co. Ltd., Class A	93,196	51,612
*	Fanhua, Inc., Sponsored ADR	20,190	31,698
	Far East Smarter Energy Co. Ltd., Class A	25,500	13,041
*	Farasis Energy Gan Zhou Co. Ltd., Class A	13,943	18,606
	FAW Jiefang Group Co. Ltd., Class A	34,900	40,903
	FAWER Automotive Parts Co. Ltd., Class A	73,300	51,903
	Fiberhome Telecommunication Technologies Co. Ltd., Class A	14,400	31,263
	Fibocom Wireless, Inc., Class A	20,580	35,582
#*	FIH Mobile Ltd.	1,386,000	140,720
*	Financial Street Holdings Co. Ltd., Class A	86,800	27,485
	FinVolution Group, ADR	79,604	444,190
	First Capital Securities Co. Ltd., Class A	71,200	52,168
	First Tractor Co. Ltd., Class H	126,000	108,139
#	Flat Glass Group Co. Ltd., Class H	176,000	255,414
	Focus Lightings Tech Co. Ltd., Class A	16,100	20,677
	Focus Media Information Technology Co. Ltd., Class A	180,800	144,994
	Focuslight Technologies, Inc., Class A	2,301	17,005
	Foryou Corp., Class A	7,004	26,027
	Foshan Electrical & Lighting Co. Ltd., Class A	27,000	17,682
	Foshan Haitian Flavouring & Food Co. Ltd., Class A	26,111	126,997
	Foshan Nationstar Optoelectronics Co. Ltd., Class A	13,700	13,199
*	Founder Holdings Ltd.	390,000	28,014
	Founder Securities Co. Ltd., Class A	44,600	47,910
	Foxconn Industrial Internet Co. Ltd., Class A	152,800	513,327
	Fu Shou Yuan International Group Ltd.	837,000	525,068
	Fufeng Group Ltd.	1,005,000	593,667
#*††	Fuguiniao Co. Ltd., Class H	51,000	0
	Fujian Boss Software Development Co. Ltd., Class A	16,899	27,422
	Fujian Longking Co. Ltd., Class A	30,100	48,699
	Fujian Star-net Communication Co. Ltd., Class A	23,700	43,628
	Fujian Sunner Development Co. Ltd., Class A	30,500	56,865
	Fujian Tianma Science & Technology Group Co. Ltd., Class A	13,100	21,911
	Fujian Yuanli Active Carbon Co. Ltd., Class A	10,900	20,182
*	Fulin Precision Co. Ltd., Class A	46,300	41,701
*	Fullshare Holdings Ltd.	119,349	7,098
	Fushun Special Steel Co. Ltd., Class A	26,500	21,465
Ω	Fuyao Glass Industry Group Co. Ltd., Class H	190,000	993,034
	Gan & Lee Pharmaceuticals Co. Ltd., Class A	7,700	47,723
#Ω	Ganfeng Lithium Group Co. Ltd., Class H	77,160	162,027
	Gansu Shangfeng Cement Co. Ltd., Class A	44,600	39,889
	Gaona Aero Material Co. Ltd., Class A	18,220	40,235
	Gaush Meditech Ltd.	7,700	12,440
	G-bits Network Technology Xiamen Co. Ltd., Class A	1,900	43,838
	GCL Energy Technology Co. Ltd., Class A	47,600	51,872
*	GDS Holdings Ltd. (9698 HK), Class A	351,700	490,075
#*	GDS Holdings Ltd. (GDS US), ADR	10,252	115,130
	Geely Automobile Holdings Ltd.	1,719,000	1,746,602

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	GEM Co. Ltd., Class A	55,100	$47,241
	Gemdale Corp., Class A	78,800	34,425
#	Gemdale Properties & Investment Corp. Ltd.	3,508,000	95,200
*	Genimous Technology Co. Ltd., Class A	48,000	38,859
*	Genscript Biotech Corp.	54,000	86,033
	Geovis Technology Co. Ltd., Class A	3,817	16,802
	Getein Biotech, Inc., Class A	15,288	16,286
	GF Securities Co. Ltd., Class H	191,400	164,542
Ω	Giant Biogene Holding Co. Ltd.	111,800	579,540
	Giant Network Group Co. Ltd., Class A	29,100	37,650
*	GigaDevice Semiconductor, Inc., Class A	4,360	51,997
	Ginlong Technologies Co. Ltd., Class A	4,300	38,000
	Glarun Technology Co. Ltd., Class A	16,000	30,422
	GoerTek, Inc., Class A	42,500	126,876
	Goke Microelectronics Co. Ltd., Class A	2,800	21,456
Ω	Golden Throat Holdings Group Co. Ltd.	20,500	8,264
	Goldenmax International Group Ltd., Class A	25,200	22,643
	Goldlion Holdings Ltd.	159,152	20,150
	Goldpac Group Ltd.	138,000	18,526
	Goldwind Science & Technology Co. Ltd., Class H	329,858	170,101
*	GOME Retail Holdings Ltd.	3,510,940	10,349
	Goneo Group Co. Ltd., Class A	6,160	59,750
*	Goodbaby International Holdings Ltd.	381,000	31,244
	GoodWe Technologies Co. Ltd. (688390 C1), Class A	4,471	37,382
	Gotion High-tech Co. Ltd., Class A	21,700	58,763
	Grandblue Environment Co. Ltd., Class A	18,190	54,376
*	Grandjoy Holdings Group Co. Ltd., Class A	108,200	36,710
	Great Wall Motor Co. Ltd., Class H	348,000	475,152
*	Greatoo Intelligent Equipment, Inc., Class A	64,700	22,373
	Greatview Aseptic Packaging Co. Ltd.	486,000	148,169
	Gree Electric Appliances, Inc. of Zhuhai, Class A	41,700	230,946
*	Gree Real Estate Co. Ltd., Class A	51,000	36,840
#	Greentown China Holdings Ltd.	542,000	410,168
Ω	Greentown Management Holdings Co. Ltd.	289,000	165,127
	Greentown Service Group Co. Ltd.	700,000	306,219
	GRG Banking Equipment Co. Ltd., Class A	32,700	45,651
	GRG Metrology & Test Group Co. Ltd., Class A	18,900	32,956
	Grinm Advanced Materials Co. Ltd., Class A	14,500	18,321
	Guangdong Advertising Group Co. Ltd., Class A	59,500	41,754
	Guangdong Aofei Data Technology Co. Ltd., Class A	40,799	57,679
	Guangdong Construction Engineering Group Co. Ltd., Class A	144,400	71,209
*	Guangdong Create Century Intelligent Equipment Group Corp. Ltd., Class A	36,700	28,821
*	Guangdong Dongfang Precision Science & Technology Co. Ltd., Class A	55,100	50,679
	Guangdong Dongpeng Holdings Co. Ltd., Class A	28,000	23,022
	Guangdong Dowstone Technology Co. Ltd., Class A	17,400	21,934
	Guangdong Ellington Electronics Technology Co. Ltd., Class A	33,300	35,750
	Guangdong Fenghua Advanced Technology Holding Co. Ltd., Class A	24,000	48,365
	Guangdong Great River Smarter Logistics Co. Ltd., Class A	12,700	20,676
	Guangdong Haid Group Co. Ltd., Class A	27,000	164,154
	Guangdong Hongda Holdings Group Co. Ltd., Class A	17,900	47,676
	Guangdong Hongtu Technology Holdings Co. Ltd., Class A	35,600	52,621
	Guangdong Huate Gas Co. Ltd., Class A	2,904	20,441
	Guangdong Hybribio Biotech Co. Ltd., Class A	38,175	24,834
	Guangdong Investment Ltd.	854,000	447,844
	Guangdong Kinlong Hardware Products Co. Ltd., Class A	7,100	23,299
	Guangdong Provincial Expressway Development Co. Ltd., Class A	70,521	105,777
*	Guangdong Shenglu Telecommunication Tech Co. Ltd., Class A	26,300	21,088
	Guangdong Shirongzhaoye Co. Ltd., Class A	10,600	9,126

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Guangdong Sirio Pharma Co. Ltd., Class A	5,330	$17,029
	Guangdong South New Media Co. Ltd., Class A	8,000	36,579
*	Guangdong TCL Smart Home Appliances Co. Ltd.	18,600	23,464
	Guangdong Topstar Technology Co. Ltd., Class A	20,000	34,699
	Guangdong Vanward New Electric Co. Ltd., Class A	31,885	41,839
	Guangdong Xinbao Electrical Appliances Holdings Co. Ltd., Class A	26,900	50,267
*	Guangdong Zhongnan Iron & Steel Co. Ltd., Class A	91,500	22,180
	Guangdong Zhongsheng Pharmaceutical Co. Ltd., Class A	21,000	33,754
	Guangshen Railway Co. Ltd., Class H	655,500	199,631
	Guangxi Liugong Machinery Co. Ltd., Class A	34,950	48,585
	Guangxi LiuYao Group Co. Ltd., Class A	11,600	27,775
	Guangxi Wuzhou Communications Co. Ltd., Class A	53,625	27,999
	Guangxi Wuzhou Zhongheng Group Co. Ltd., Class A	143,400	44,662
*	GuangYuYuan Chinese Herbal Medicine Co. Ltd., Class A	4,600	11,698
	Guangzhou Automobile Group Co. Ltd., Class H	670,836	247,421
*	Guangzhou Baiyun International Airport Co. Ltd., Class A	38,600	51,437
	Guangzhou Development Group, Inc., Class A	28,200	24,111
	Guangzhou Great Power Energy & Technology Co. Ltd., Class A	10,400	27,315
	Guangzhou Haige Communications Group, Inc. Co., Class A	13,800	19,066
	Guangzhou Haoyang Electronic Co. Ltd., Class A	6,300	34,922
	Guangzhou KDT Machinery Co. Ltd., Class A	13,557	31,060
	Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A	7,300	29,376
	Guangzhou Restaurant Group Co. Ltd., Class A	18,220	38,988
	Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A	8,000	32,911
	Guangzhou Sie Consulting Co. Ltd., Class A	12,700	23,541
	Guangzhou Tinci Materials Technology Co. Ltd., Class A	24,560	53,484
	Guangzhou Wondfo Biotech Co. Ltd., Class A	14,980	52,007
	Guangzhou Yuexiu Capital Holdings Group Co. Ltd., Class A	37,746	27,859
	Guilin Sanjin Pharmaceutical Co. Ltd., Class A	24,400	42,815
*	Guizhou Broadcasting & TV Information Network Co. Ltd., Class A	23,000	24,473
	Guizhou Chanhen Chemical Corp., Class A	8,800	20,963
	Guizhou Gas Group Corp. Ltd., Class A	23,400	20,860
	Guizhou Sanli Pharmaceutical Co. Ltd., Class A	12,500	20,347
	Guizhou Tyre Co. Ltd., Class A	31,900	21,543
	Guizhou Zhenhua E-chem, Inc., Class A	19,943	24,314
*	Guoguang Electric Co. Ltd., Class A	11,900	18,941
#	Guolian Securities Co. Ltd., Class H	110,500	41,901
	Guomai Technologies, Inc., Class A	25,900	21,812
	Guosen Securities Co. Ltd., Class A	47,012	57,550
*	Guosheng Financial Holding, Inc., Class A	30,030	42,724
Ω	Guotai Junan Securities Co. Ltd., Class H	78,800	82,167
	Guoyuan Securities Co. Ltd., Class A	50,550	46,553
	H World Group Ltd. (1179 HK)	342,900	1,031,285
#*Ω	Haichang Ocean Park Holdings Ltd.	547,000	49,706
Ω	Haidilao International Holding Ltd.	339,000	549,837
	Haier Smart Home Co. Ltd. (600690 C1), Class A	40,200	151,832
	Haier Smart Home Co. Ltd. (6690 HK), Class H	592,599	1,937,452
	Hailir Pesticides & Chemicals Group Co. Ltd., Class A	9,380	14,519
*	Hainan Airlines Holding Co. Ltd., Class A	328,500	49,981
	Hainan Drinda New Energy Technology Co. Ltd., Class A	9,100	48,230
	Hainan Haide Capital Management Co. Ltd., Class A	61,915	46,864
*	Hainan Haiqi Transportation Group Co. Ltd., Class A	9,800	25,304
	Hainan Jinpan Smart Technology Co. Ltd., Class A	2,665	14,903
*	Hainan Meilan International Airport Co. Ltd., Class H	103,000	100,660
	Hainan Mining Co. Ltd., Class A	24,200	19,592
	Hainan Strait Shipping Co. Ltd., Class A	87,900	64,875
	Haisco Pharmaceutical Group Co. Ltd., Class A	4,600	17,375
	Haitian International Holdings Ltd.	305,000	884,890
	Haitong Securities Co. Ltd., Class H	454,000	209,912

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
Ω	Haitong UniTrust International Leasing Co. Ltd., Class H	622,000	$61,397
	Hand Enterprise Solutions Co. Ltd., Class A	36,700	31,831
	Hang Zhou Great Star Industrial Co. Ltd., Class A	15,700	52,963
	Hangcha Group Co. Ltd., Class A	31,880	73,622
	Hangjin Technology Co. Ltd., Class A	5,000	13,907
	Hangxiao Steel Structure Co. Ltd., Class A	94,600	31,163
	Hangzhou Binjiang Real Estate Group Co. Ltd., Class A	41,000	46,091
	Hangzhou Chang Chuan Technology Co. Ltd., Class A	3,500	16,120
	Hangzhou Dptech Technologies Co. Ltd., Class A	13,700	23,080
	Hangzhou Electronic Soul Network Technology Co. Ltd., Class A	5,800	12,877
	Hangzhou First Applied Material Co. Ltd., Class A	16,472	35,439
	Hangzhou Haoyue Personal Care Co. Ltd., Class A	5,300	27,414
	Hangzhou Huawang New Material Technology Co. Ltd., Class A	23,700	40,570
	Hangzhou Iron & Steel Co., Class A	38,300	19,548
	Hangzhou Lion Microelectronics Co. Ltd., Class A	16,244	52,991
	Hangzhou Onechance Tech Corp., Class A	12,300	26,229
	Hangzhou Oxygen Plant Group Co. Ltd., Class A	13,900	37,483
	Hangzhou Robam Appliances Co. Ltd., Class A	17,700	53,130
	Hangzhou Shunwang Technology Co. Ltd., Class A	30,300	43,511
*	Hangzhou Silan Microelectronics Co. Ltd., Class A	15,500	46,263
	Hangzhou Sunrise Technology Co. Ltd., Class A	9,500	19,031
#Ω	Hangzhou Tigermed Consulting Co. Ltd. (3347 HK), Class H	43,300	166,317
	Han's Laser Technology Industry Group Co. Ltd., Class A	16,800	51,239
Ω	Hansoh Pharmaceutical Group Co. Ltd.	174,000	380,603
	Haohua Chemical Science & Technology Co. Ltd., Class A	10,800	42,176
*Ω	Harbin Bank Co. Ltd., Class H	873,000	31,156
	Harbin Boshi Automation Co. Ltd., Class A	25,561	43,510
	Harbin Electric Corp. Jiamusi Electric Machine Co. Ltd., Class A	10,600	18,201
*	Harbin Pharmaceutical Group Co. Ltd., Class A	111,900	48,475
	HBIS Resources Co. Ltd., Class A	28,400	55,730
	Health & Happiness H&H International Holdings Ltd.	139,500	152,986
*	Healthcare Co. Ltd., Class A	15,400	14,274
*	Hebei Construction Group Corp. Ltd., Class H	180,000	11,500
	Hebei Sinopack Electronic Technology Co. Ltd., Class A	1,960	11,939
	Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	22,700	66,455
	Hefei Jianghang Aircraft Equipment Co. Ltd., Class A	18,667	24,465
	Hefei Meiya Optoelectronic Technology, Inc., Class A	17,700	38,625
	Hefei Urban Construction Development Co. Ltd., Class A	25,800	15,729
	Heilongjiang Agriculture Co. Ltd., Class A	42,300	76,523
	Hello Group, Inc., Sponsored ADR	103,988	701,919
	Henan Liliang Diamond Co. Ltd., Class A	12,100	42,772
	Henan Lingrui Pharmaceutical Co., Class A	26,474	78,855
	Henan Mingtai Al Industrial Co. Ltd., Class A	41,100	69,569
	Henan Pinggao Electric Co. Ltd., Class A	27,800	77,092
	Henan Shuanghui Investment & Development Co. Ltd., Class A	37,559	119,866
	Henan Thinker Automatic Equipment Co. Ltd., Class A	11,480	31,112
*	Henan Yicheng New Energy Co. Ltd., Class A	84,700	34,566
	Henan Yuguang Gold & Lead Co. Ltd., Class A	40,100	32,962
	Henan Zhongyuan Expressway Co. Ltd., Class A	59,500	30,609
	Hengan International Group Co. Ltd.	361,000	1,127,712
*	Hengdeli Holdings Ltd.	911,200	14,520
	Hengdian Group DMEGC Magnetics Co. Ltd., Class A	47,700	80,667
	Hengli Petrochemical Co. Ltd., Class A	79,900	154,541
	Hengtong Logistics Co. Ltd., Class A	36,800	41,874
	Hengtong Optic-electric Co. Ltd., Class A	35,000	75,389
	Hengyi Petrochemical Co. Ltd., Class A	47,720	42,713
	Hesteel Co. Ltd., Class A	300,600	80,768
	Hexing Electrical Co. Ltd., Class A	10,300	60,326
*	Hi Sun Technology China Ltd.	1,011,000	46,623

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Hisense Home Appliances Group Co. Ltd., Class H	157,000	$507,567
	Hitevision Co. Ltd., Class A	6,500	19,965
	Hithink RoyalFlush Information Network Co. Ltd., Class A	3,388	50,120
	HLA Group Corp. Ltd., Class A	82,300	74,728
	HMT Xiamen New Technical Materials Co. Ltd., Class A	7,700	19,457
	Homeland Interactive Technology Ltd.	136,000	24,195
	Hongfa Technology Co. Ltd., Class A	8,500	32,228
*	Honghua Group Ltd.	1,396,000	13,574
	Hongli Zhihui Group Co. Ltd., Class A	29,100	21,978
*	Hongmian Zhihui Science & Technology Innovation Co. Ltd. Guangzhou	57,500	21,184
*	Hopson Development Holdings Ltd.	663,062	254,177
*	Horizon Construction Development Ltd.	133,000	25,389
*	Hoshine Silicon Industry Co. Ltd., Class A	5,500	36,410
	Hoyuan Green Energy Co. Ltd., Class A	22,690	49,692
#Ω	Hua Hong Semiconductor Ltd.	301,000	798,128
	Huaan Securities Co. Ltd., Class A	23,080	14,958
	Huada Automotive Technology Corp. Ltd., Class A	5,500	22,334
	Huadian Heavy Industries Co. Ltd., Class A	33,500	22,722
	Huadong Medicine Co. Ltd., Class A	23,900	96,501
*	Huafa Property Services Group Co. Ltd.	580,000	20,425
	Huafon Chemical Co. Ltd., Class A	64,300	68,949
*	Huafon Microfibre Shanghai Technology Co. Ltd., Class A	57,300	31,485
*	Huafu Fashion Co. Ltd., Class A	77,300	36,977
	Huagong Tech Co. Ltd., Class A	10,800	43,382
	Huakai Yibai Technology Co. Ltd., Class A	14,500	21,928
	Hualan Biological Engineering, Inc., Class A	12,600	28,752
	Huaming Power Equipment Co. Ltd., Class A	7,400	20,168
	Huangshan Novel Co. Ltd., Class A	16,300	21,008
	Huangshan Tourism Development Co. Ltd., Class A	21,000	32,627
#*	Huanxi Media Group Ltd.	380,000	28,306
	Huapont Life Sciences Co. Ltd., Class A	86,950	47,774
Ω	Huatai Securities Co. Ltd., Class H	194,200	214,859
	Huaxi Securities Co. Ltd., Class A	48,200	45,585
	Huaxia Bank Co. Ltd., Class A	176,536	153,380
	Huayu Automotive Systems Co. Ltd., Class A	70,100	151,228
	Huazhong In-Vehicle Holdings Co. Ltd.	156,000	44,936
*	Hubei Biocause Pharmaceutical Co. Ltd., Class A	143,000	37,246
	Hubei Chutian Smart Communication Co. Ltd., Class A	54,900	33,638
*	Hubei Dinglong Co. Ltd., Class A	7,000	20,900
	Hubei Feilihua Quartz Glass Co. Ltd., Class A	12,250	56,156
	Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	26,500	116,897
	Hubei Xingfa Chemicals Group Co. Ltd., Class A	41,300	106,774
	Hubei Yihua Chemical Industry Co. Ltd., Class A	12,800	20,756
	Hubei Zhenhua Chemical Co. Ltd., Class A	13,300	21,657
	Huishang Bank Corp. Ltd., Class H	123,900	34,840
	Huizhou Desay Sv Automotive Co. Ltd., Class A	6,000	79,311
	Hunan Aihua Group Co. Ltd., Class A	14,000	26,122
*	Hunan Er-Kang Pharmaceutical Co. Ltd., Class A	99,500	30,697
	Hunan Gold Corp. Ltd., Class A	31,100	73,947
	Hunan TV & Broadcast Intermediary Co. Ltd., Class A	73,700	52,281
	Hunan Valin Steel Co. Ltd., Class A	148,900	95,856
	Hunan Zhongke Electric Co. Ltd., Class A	24,000	28,047
	Hundsun Technologies, Inc., Class A	19,400	49,193
	HUYA, Inc., ADR	39,605	168,717
#Ω	Hygeia Healthcare Holdings Co. Ltd.	148,400	399,864
	Hymson Laser Technology Group Co. Ltd., Class A	8,008	35,821
*	Hytera Communications Corp. Ltd., Class A	101,300	58,445
*	HyUnion Holding Co. Ltd., Class A	44,700	32,678
*	IAT Automobile Technology Co. Ltd., Class A	15,900	23,977

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
#*Ω	iDreamSky Technology Holdings Ltd.	348,800	$103,077
	IEIT Systems Co. Ltd., Class A	11,700	60,881
	Iflytek Co. Ltd., Class A	6,300	34,743
	IKD Co. Ltd., Class A	18,500	35,430
*	I-Mab, Sponsored ADR	18,909	26,284
*Ω	IMAX China Holding, Inc.	66,100	70,993
	Imeik Technology Development Co. Ltd., Class A	3,780	91,984
	Industrial & Commercial Bank of China Ltd., Class H	7,114,017	3,941,036
	Industrial Bank Co. Ltd., Class A	283,145	656,296
	Industrial Securities Co. Ltd., Class A	90,660	68,493
	Infore Environment Technology Group Co. Ltd., Class A	108,400	64,882
#Ω	Ingdan, Inc.	313,000	40,361
	Ingenic Semiconductor Co. Ltd., Class A	2,200	17,040
	Inkeverse Group Ltd.	276,000	25,812
	Inmyshow Digital Technology Group Co. Ltd., Class A	38,700	20,446
*	Inner Mongolia BaoTou Steel Union Co. Ltd., Class A	345,920	69,945
	Inner Mongolia Furui Medical Science Co. Ltd., Class A	2,900	18,944
	Inner Mongolia Xingye Silver&Tin Mining Co. Ltd., Class A	51,300	91,331
	Inner Mongolia Yili Industrial Group Co. Ltd., Class A	82,500	286,591
#*Ω	InnoCare Pharma Ltd.	228,000	135,572
*Ω	Innovent Biologics, Inc.	58,000	287,119
	Innuovo Technology Co. Ltd., Class A	55,400	44,549
	Insigma Technology Co. Ltd., Class A	32,500	21,712
	Inspur Digital Enterprise Technology Ltd.	216,000	87,070
	Intco Medical Technology Co. Ltd., Class A	20,880	79,418
	Intron Technology Holdings Ltd.	238,000	45,770
#*	iQIYI, Inc., ADR	187,284	623,656
	iRay Technology Co. Ltd., Class A	1,288	19,148
	IReader Technology Co. Ltd., Class A	10,100	24,467
*	IRICO Display Devices Co. Ltd., Class A	48,700	43,904
	IVD Medical Holding Ltd.	205,000	24,949
	JA Solar Technology Co. Ltd., Class A	69,401	103,744
	Jade Bird Fire Co. Ltd., Class A	26,450	41,839
	Jafron Biomedical Co. Ltd., Class A	11,000	40,692
	Jangho Group Co. Ltd., Class A	44,600	29,617
	Jason Furniture Hangzhou Co. Ltd., Class A	19,870	69,781
	JCET Group Co. Ltd., Class A	34,800	161,278
	JCHX Mining Management Co. Ltd., Class A	8,600	49,205
*Ω	JD Health International, Inc.	180,600	501,264
*Ω	JD Logistics, Inc.	520,300	535,135
	JD.com, Inc. (9618 HK), Class A	295,147	3,891,690
	Jenkem Technology Co. Ltd., Class A	1,328	10,477
	Jia Yao Holdings Ltd.	15,000	5,887
	Jiajiayue Group Co. Ltd., Class A	29,000	33,842
	Jiang Su Suyan Jingshen Co. Ltd., Class A	15,400	19,957
	Jiangling Motors Corp. Ltd., Class A	21,700	96,387
	Jiangsu Ankura Intelligent Power Co. Ltd., Class A	5,600	19,635
	Jiangsu Asia-Pacific Light Alloy Technology Co. Ltd., Class A	18,800	13,363
	Jiangsu Azure Corp., Class A	39,600	46,721
	Jiangsu Bojun Industrial Technology Co. Ltd., Class A	8,100	20,882
	Jiangsu Broadcasting Cable Information Network Corp. Ltd., Class A	55,900	21,660
	Jiangsu Changshu Automotive Trim Group Co. Ltd., Class A	22,900	40,438
	Jiangsu Changshu Rural Commercial Bank Co. Ltd., Class A	66,770	66,975
	Jiangsu Cnano Technology Co. Ltd., Class A	9,258	28,292
*	Jiangsu Dagang Co. Ltd., Class A	24,900	44,237
	Jiangsu Dingsheng New Energy Materials Co. Ltd., Class A	24,600	30,980
	Jiangsu Eastern Shenghong Co. Ltd., Class A	48,400	53,162
	Jiangsu Etern Co. Ltd., Class A	40,700	20,487
	Jiangsu Expressway Co. Ltd., Class H	302,000	287,393

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jiangsu General Science Technology Co. Ltd., Class A	57,300	$37,271
	Jiangsu Gian Technology Co. Ltd., Class A	6,000	24,193
	Jiangsu Guomao Reducer Co. Ltd., Class A	19,880	25,370
	Jiangsu Guotai International Group Co. Ltd., Class A	53,800	49,760
	Jiangsu Guoxin Corp. Ltd., Class A	27,300	27,359
*	Jiangsu Haili Wind Power Equipment Technology Co. Ltd., Class A	4,600	27,211
	Jiangsu Hengli Hydraulic Co. Ltd., Class A	9,826	62,271
	Jiangsu Hengshun Vinegar Industry Co. Ltd., Class A	19,600	19,867
	Jiangsu Hongdou Industrial Co. Ltd., Class A	74,500	22,192
*	Jiangsu Hoperun Software Co. Ltd., Class A	5,700	16,335
	Jiangsu Huachang Chemical Co. Ltd., Class A	20,300	19,355
*	Jiangsu Huahong Technology Stock Co. Ltd., Class A	20,400	18,644
	Jiangsu Huaxicun Co. Ltd., Class A	24,600	19,564
	Jiangsu Jiangyin Rural Commercial Bank Co. Ltd., Class A	119,800	62,819
	Jiangsu Jiejie Microelectronics Co. Ltd., Class A	18,300	47,029
	Jiangsu Kanion Pharmaceutical Co. Ltd., Class A	24,600	49,315
	Jiangsu Leili Motor Co. Ltd., Class A	9,400	32,108
*	Jiangsu Lihua Animal Husbandry Stock Co. Ltd., Class A	15,014	48,765
	Jiangsu Linyang Energy Co. Ltd., Class A	81,100	70,055
*	Jiangsu Lopal Tech Co. Ltd., Class A	12,500	12,657
	Jiangsu Nata Opto-electronic Material Co. Ltd., Class A	10,200	42,158
	Jiangsu Pacific Quartz Co. Ltd., Class A	9,300	36,715
	Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	16,600	23,755
	Jiangsu Provincial Agricultural Reclamation & Development Corp., Class A	48,000	61,815
	Jiangsu Shagang Co. Ltd., Class A	35,700	21,887
	Jiangsu Shentong Valve Co. Ltd., Class A	14,000	21,519
	Jiangsu Shuangxing Color Plastic New Materials Co. Ltd., Class A	49,800	33,015
	Jiangsu Sidike New Material Science & Technology Co. Ltd. (300806 C2), Class A	10,500	15,231
*	Jiangsu Sopo Chemical Co., Class A	27,700	23,908
	Jiangsu Suzhou Rural Commercial Bank Co. Ltd., Class A	32,500	21,812
	Jiangsu ToLand Alloy Co. Ltd., Class A	11,440	42,337
	Jiangsu Xinquan Automotive Trim Co. Ltd., Class A	10,000	57,542
	Jiangsu Yangnong Chemical Co. Ltd., Class A	11,040	84,107
	Jiangsu Yinhe Electronics Co. Ltd., Class A	30,500	21,917
	Jiangsu Yoke Technology Co. Ltd., Class A	4,300	35,397
	Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	17,800	91,633
	Jiangsu Zhangjiagang Rural Commercial Bank Co. Ltd., Class A	90,800	50,518
	Jiangsu Zhongtian Technology Co. Ltd., Class A	56,800	117,715
	Jiangsu Zijin Rural Commercial Bank Co. Ltd., Class A	160,900	56,533
#	Jiangxi Bank Co. Ltd., Class H	294,500	24,929
*	Jiangxi Black Cat Carbon Black Co. Ltd., Class A	19,200	17,970
	Jiangxi Copper Co. Ltd., Class H	260,000	457,064
*	Jiangxi Fushine Pharmaceutical Co. Ltd., Class A	27,700	33,120
	Jiangxi Guotai Group Co. Ltd., Class A	14,900	19,873
	Jiangyin Haida Rubber & Plastic Co. Ltd., Class A	17,800	18,912
*	Jiangyin Hengrun Heavy Industries Co. Ltd., Class A	14,400	22,898
	Jiangyin Jianghua Microelectronics Materials Co. Ltd., Class A	11,600	21,965
	Jiangzhong Pharmaceutical Co. Ltd., Class A	20,600	64,685
	Jiaozuo Wanfang Aluminum Manufacturing Co. Ltd., Class A	41,600	32,874
	Jiayou International Logistics Co. Ltd., Class A	20,066	50,778
*	Jilin Chemical Fibre, Class A	59,600	27,013
	Jinchuan Group International Resources Co. Ltd.	1,052,000	73,926
	Jinduicheng Molybdenum Co. Ltd., Class A	54,200	79,276
	Jinghua Pharmaceutical Group Co. Ltd., Class A	24,600	22,970
	Jingjin Equipment, Inc., Class A	20,420	52,248
	Jinhong Gas Co. Ltd., Class A	8,247	21,646
*	Jinke Smart Services Group Co. Ltd., Class H	27,000	27,128
#	JinkoSolar Holding Co. Ltd., ADR	19,309	400,855

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Jinlei Technology Co. Ltd., Class A	9,500	$21,957
	Jinlongyu Group Co. Ltd., Class A	10,300	21,080
*	Jinneng Holding Shanxi Electric Power Co. Ltd., Class A	91,400	30,253
	Jinyu Bio-Technology Co. Ltd., Class A	19,800	18,678
	Jinzai Food Group Co. Ltd., Class A	13,000	20,269
#Ω	Jiumaojiu International Holdings Ltd.	566,000	210,011
	Jiuzhitang Co. Ltd., Class A	10,500	9,915
	JL Mag Rare-Earth Co. Ltd. (300748 C2), Class A	8,920	14,922
	JL Mag Rare-Earth Co. Ltd. (6680 HK), Class H	25,400	18,356
	JNBY Design Ltd.	94,000	153,479
	Joincare Pharmaceutical Group Industry Co. Ltd., Class A	46,400	67,781
	Joinn Laboratories China Co. Ltd., Class A	21,608	45,232
	Jointo Energy Investment Co. Ltd. Hebei, Class A	25,500	18,264
	Jointown Pharmaceutical Group Co. Ltd., Class A	105,761	67,543
	Jolywood Suzhou Sunwatt Co. Ltd., Class A	28,400	22,591
	Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd., Class A	10,000	27,194
	Joy City Property Ltd.	2,264,000	57,783
	Joyoung Co. Ltd., Class A	28,300	41,967
	JS Corrugating Machinery Co. Ltd., Class A	12,700	19,954
#Ω	JS Global Lifestyle Co. Ltd.	686,000	137,117
	JSTI Group, Class A	36,800	37,357
*	Ju Teng International Holdings Ltd.	412,000	68,231
	Juewei Food Co. Ltd., Class A	12,700	27,109
	Juneyao Airlines Co. Ltd., Class A	42,100	66,320
*	Jutal Offshore Oil Services Ltd.	338,000	24,120
*Ω	JW Cayman Therapeutics Co. Ltd.	68,000	15,423
*	JY Grandmark Holdings Ltd.	13,000	924
	Kaishan Group Co. Ltd., Class A	24,500	31,357
*Ω	Kangda International Environmental Co. Ltd.	250,000	7,103
	Kangji Medical Holdings Ltd.	145,000	105,599
*	KBC Corp. Ltd., Class A	4,429	10,522
	Keboda Technology Co. Ltd., Class A	4,100	28,801
	Keeson Technology Corp. Ltd., Class A	9,984	13,203
	Kehua Data Co. Ltd., Class A	17,500	47,857
	Keli Sensing Technology Ningbo Co. Ltd., Class A	5,300	16,727
	Keshun Waterproof Technologies Co. Ltd., Class A	40,400	24,451
	Kidswant Children Products Co. Ltd., Class A	44,000	32,823
	Kingboard Holdings Ltd.	330,900	674,906
	Kingboard Laminates Holdings Ltd.	474,473	426,656
*	KingClean Electric Co. Ltd., Class A	13,020	39,106
	Kingfa Sci & Tech Co. Ltd., Class A	22,500	20,381
	Kingnet Network Co. Ltd., Class A	40,600	53,022
	Kingsemi Co. Ltd., Class A	2,259	22,097
#*	Kingsoft Cloud Holdings Ltd.	106,000	19,260
	Kingsoft Corp. Ltd.	340,600	964,797
*	Ko Yo Chemical Group Ltd.	2,964,000	24,302
	Konfoong Materials International Co. Ltd., Class A	6,500	47,402
*	Konka Group Co. Ltd., Class A	48,100	16,866
	KPC Pharmaceuticals, Inc., Class A	13,400	27,547
*Ω	Kuaishou Technology	392,900	2,200,513
*	Kuang-Chi Technologies Co. Ltd., Class A	15,700	39,182
	Kuangda Technology Group Co. Ltd., Class A	42,700	22,303
	Kunlun Energy Co. Ltd.	1,600,000	1,551,028
	Kunlun Tech Co. Ltd., Class A	6,700	28,042
	Kunshan Dongwei Technology Co. Ltd., Class A	3,707	13,012
	Kunshan Huguang Auto Harness Co. Ltd., Class A	6,000	19,981
	Kunshan Kinglai Hygienic Materials Co. Ltd., Class A	10,800	29,965
#*	KWG Group Holdings Ltd. (1813 HK)	660,830	24,101
*	Kyland Technology Co. Ltd., Class A	20,100	21,341

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Lakala Payment Co. Ltd., Class A	25,500	$43,584
	Lancy Co. Ltd., Class A	6,700	12,786
*	Lanzhou LS Heavy Equipment Co. Ltd., Class A	35,300	22,238
	Lao Feng Xiang Co. Ltd., Class A	12,900	93,700
	Laobaixing Pharmacy Chain JSC, Class A	24,715	47,544
	Launch Tech Co. Ltd., Class H	30,500	16,325
	LB Group Co. Ltd., Class A	49,500	118,160
	Lee & Man Paper Manufacturing Ltd.	684,000	211,639
	Lee's Pharmaceutical Holdings Ltd.	163,500	22,770
*Ω	Legend Holdings Corp., Class H	374,100	266,920
	Lenovo Group Ltd.	2,788,000	3,611,045
	Lens Technology Co. Ltd., Class A	87,600	216,893
	Leo Group Co. Ltd., Class A	248,700	52,412
	Leoch International Technology Ltd.	111,000	22,842
	Lepu Medical Technology Beijing Co. Ltd., Class A	27,607	50,118
	Levima Advanced Materials Corp., Class A	14,200	26,772
	LexinFintech Holdings Ltd., ADR	47,187	83,049
	Leyard Optoelectronic Co. Ltd., Class A	46,400	28,021
*	Li Auto, Inc. (2015 HK), Class A	126,900	1,241,363
#*	Li Auto, Inc. (LI US), ADR	1,730	34,150
	Li Ning Co. Ltd.	1,104,500	2,057,256
	Lianhe Chemical Technology Co. Ltd., Class A	42,500	29,511
*	Liao Ning Oxiranchem, Inc. (300082 CH), Class A	23,500	14,328
	Liaoning Cheng Da Co. Ltd., Class A	21,500	25,604
	Liaoning Port Co. Ltd., Class H	580,000	45,376
*	Lier Chemical Co. Ltd., Class A	43,792	46,452
#*	Lifetech Scientific Corp.	1,256,000	234,632
	Lijiang Yulong Tourism Co. Ltd., Class A	18,100	21,804
	Linewell Software Co. Ltd., Class A	19,200	21,177
	Lingbao Gold Group Co. Ltd., Class H	142,000	62,705
	Lingyi iTech Guangdong Co., Class A	80,700	80,649
#Ω	Linklogis, Inc., Class B	330,000	72,679
*	Liuzhou Iron & Steel Co. Ltd., Class A	71,240	26,896
	Livzon Pharmaceutical Group, Inc., Class H	77,771	238,376
	Lizhong Sitong Light Alloys Group Co. Ltd., Class A	14,100	34,007
	LK Technology Holdings Ltd.	287,000	105,825
	Loncin Motor Co. Ltd., Class A	64,300	58,964
#Ω	Longfor Group Holdings Ltd.	604,500	785,311
	Longhua Technology Group Luoyang Co. Ltd., Class A	20,300	15,791
	LONGi Green Energy Technology Co. Ltd., Class A	116,200	233,508
	Longshine Technology Group Co. Ltd., Class A	29,300	35,144
	Lonking Holdings Ltd.	1,008,000	198,233
*	Lotus Holdings Co. Ltd.	46,100	21,812
	Lucky Harvest Co. Ltd., Class A	10,200	41,726
	Luenmei Quantum Co. Ltd., Class A	96,100	72,503
	Luoniushan Co. Ltd., Class A	54,300	37,499
*	Luoxin Pharmaceuticals Group Stock Co. Ltd., Class A	29,100	16,425
	Luoyang Xinqianglian Slewing Bearing Co. Ltd., Class A	8,610	21,430
	Lushang Freda Pharmaceutical Co. Ltd., Class A	39,700	35,405
	Luxi Chemical Group Co. Ltd., Class A	48,300	75,488
	Luxin Venture Capital Group Co. Ltd., Class A	18,600	25,185
	Luxshare Precision Industry Co. Ltd., Class A	95,318	506,253
	Luyang Energy-Saving Materials Co. Ltd.	18,900	29,971
#*Ω	Luye Pharma Group Ltd.	858,500	306,489
#*	Maanshan Iron & Steel Co. Ltd., Class H	696,000	97,091
	Maccura Biotechnology Co. Ltd., Class A	28,400	46,377
	Mango Excellent Media Co. Ltd., Class A	41,800	119,143
*Ω	Maoyan Entertainment	146,000	149,833
	Maxscend Microelectronics Co. Ltd., Class A	1,800	19,271

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Maxvision Technology Corp., Class A	7,500	$20,271
	Mayinglong Pharmaceutical Group Co. Ltd., Class A	14,500	52,936
Ω	Medlive Technology Co. Ltd.	73,000	70,354
#Ω	Meitu, Inc.	332,000	107,653
*Ω	Meituan, Class B	230,560	3,192,485
	Mesnac Co. Ltd., Class A	19,200	18,545
	Metallurgical Corp. of China Ltd., Class H	588,000	112,964
	M-Grass Ecology & Environment Group Co. Ltd., Class A	42,800	13,856
#*	Microport Scientific Corp.	281,000	192,368
	Midea Group Co. Ltd., Class A	112,700	993,956
Ω	Midea Real Estate Holding Ltd.	173,600	154,656
	Milkyway Intelligent Supply Chain Service Group Co. Ltd., Class A	4,000	30,419
	Min Xin Holdings Ltd.	66,000	15,645
	Ming Yang Smart Energy Group Ltd., Class A	30,678	42,299
	Ming Yuan Cloud Group Holdings Ltd.	425,000	98,319
*	Mingfa Group International Co. Ltd.	374,000	9,843
	MINISO Group Holding Ltd.	137,000	572,712
*	Minmetals Development Co. Ltd., Class A	31,100	27,680
*	Minmetals Land Ltd.	687,644	29,783
*	Minth Group Ltd.	462,000	648,263
	MLS Co. Ltd., Class A	47,400	53,704
*	MMG Ltd.	2,987,599	927,298
#*Ω	Mobvista, Inc.	214,000	52,527
	Monalisa Group Co. Ltd., Class A	20,500	23,947
	Morimatsu International Holdings Co. Ltd.	131,000	77,731
*Ω	Mulsanne Group Holding Ltd.	40,000	4,861
*	Muyuan Foods Co. Ltd., Class A	107,154	648,401
*††	Myhome Real Estate Development Group Co. Ltd., Class A	111,200	0
	MYS Group Co. Ltd., Class A	75,800	26,692
	Nancal Technology Co. Ltd., Class A	7,300	18,605
*	Nanfang Zhongjin Environment Co. Ltd., Class A	46,300	16,296
	NanJi E-Commerce Co. Ltd., Class A	73,286	27,722
	Nanjing Cosmos Chemical Co. Ltd., Class A	4,600	20,852
	Nanjing Hanrui Cobalt Co. Ltd., Class A	10,500	36,923
	Nanjing Iron & Steel Co. Ltd., Class A	220,400	137,253
	Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd., Class A	13,191	22,304
	Nanjing Pharmaceutical Co. Ltd., Class A	24,100	14,543
*	Nanjing Sample Technology Co. Ltd., Class H	67,000	4,408
	Nanjing Xinjiekou Department Store Co. Ltd., Class A	44,800	32,118
	Nantong Jianghai Capacitor Co. Ltd., Class A	26,300	47,643
*	Nantong Jiangshan Agrochemical & Chemical LLC, Class A	18,600	33,016
	NARI Technology Co. Ltd., Class A	78,868	262,039
	National Silicon Industry Group Co. Ltd., Class A	10,831	23,049
	NAURA Technology Group Co. Ltd., Class A	2,700	128,178
*	NavInfo Co. Ltd., Class A	41,100	40,131
	NBTM New Materials Group Co. Ltd., Class A	10,100	22,447
	NetDragon Websoft Holdings Ltd.	168,500	236,482
	NetEase, Inc. (9999 HK)	153,100	2,823,712
	NetEase, Inc. (NTES US), ADR	13,124	1,208,852
	Neusoft Corp., Class A	19,000	21,612
	Neusoft Education Technology Co. Ltd.	27,200	10,140
	New China Life Insurance Co. Ltd., Class H	210,300	410,166
	New Guomai Digital Culture Co. Ltd., Class A	8,700	12,627
	New Hope Dairy Co. Ltd., Class A	22,900	27,181
*	New Hope Liuhe Co. Ltd., Class A	35,900	47,069
	Neway Valve Suzhou Co. Ltd., Class A	8,900	21,968
*	Newborn Town, Inc.	140,000	55,853
	Newland Digital Technology Co. Ltd., Class A	12,400	22,915
	Nexteer Automotive Group Ltd.	546,000	236,920

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Nine Dragons Paper Holdings Ltd.	858,000	$334,873
*	Ninestar Corp., Class A	7,891	29,552
	Ningbo BaoSi Energy Equipment Co. Ltd., Class A	17,700	15,632
	Ningbo Haitian Precision Machinery Co. Ltd., Class A	11,000	35,010
	Ningbo Huaxiang Electronic Co. Ltd., Class A	37,000	67,026
*	Ningbo Jifeng Auto Parts Co. Ltd., Class A	36,800	58,452
	Ningbo Jintian Copper Group Co. Ltd., Class A	42,300	31,060
	Ningbo Joyson Electronic Corp., Class A	35,893	76,408
	Ningbo Orient Wires & Cables Co. Ltd., Class A	12,400	87,687
	Ningbo Peacebird Fashion Co. Ltd., Class A	16,600	31,337
	Ningbo Ronbay New Energy Technology Co. Ltd., Class A	11,248	35,545
	Ningbo Shanshan Co. Ltd., Class A	15,400	16,394
	Ningbo Sunrise Elc Technology Co. Ltd., Class A	7,400	19,719
	Ningbo Tuopu Group Co. Ltd., Class A	12,325	62,616
	Ningbo Xusheng Group Co. Ltd., Class A	30,508	42,476
	Ningbo Yongxin Optics Co. Ltd., Class A	2,300	18,404
	Ningbo Yunsheng Co. Ltd., Class A	52,300	41,071
	Ningbo Zhoushan Port Co. Ltd., Class A	63,480	31,189
*	Ningxia Orient Tantalum Industry Co. Ltd., Class A	14,900	20,414
*	Ningxia Western Venture Industrial Co. Ltd., Class A	40,700	23,621
#*	NIO, Inc. (9866 HK), Class A	136,650	609,017
*	Niu Technologies, Sponsored ADR	20,055	39,709
	NKY Medical Holdings Ltd., Class A	26,100	41,073
	Noah Holdings Ltd., Sponsored ADR	12,250	94,938
Ω	Nongfu Spring Co. Ltd., Class H	249,200	968,057
	Norinco International Cooperation Ltd., Class A	37,780	51,637
	North Chemical Industries Co. Ltd., Class A	16,400	17,661
	North China Pharmaceutical Co. Ltd., Class A	62,800	41,130
	North Copper Co. Ltd., Class A	15,200	19,045
	North Huajin Chemical Industries Co. Ltd., Class A	61,700	35,177
	Northeast Securities Co. Ltd., Class A	32,000	26,547
	Northking Information Technology Co. Ltd., Class A	17,012	23,507
*	NSFOCUS Technologies Group Co. Ltd., Class A	18,700	13,485
	Nuode New Materials Co. Ltd., Class A	51,300	22,647
	NYOCOR Co. Ltd., Class A	29,300	20,768
	Ocean's King Lighting Science & Technology Co. Ltd., Class A	20,100	12,434
*Ω	Ocumension Therapeutics	100,500	88,335
*	Offcn Education Technology Co. Ltd., Class A	141,700	32,545
	Offshore Oil Engineering Co. Ltd., Class A	103,100	78,374
*	OFILM Group Co. Ltd., Class A	42,100	48,428
	Olympic Circuit Technology Co. Ltd., Class A	22,300	65,943
	Onewo, Inc., Class H	31,000	76,377
	Oppein Home Group, Inc., Class A	9,163	57,666
	Opple Lighting Co. Ltd., Class A	13,901	30,596
	ORG Technology Co. Ltd., Class A	109,700	65,068
	Orient Overseas International Ltd.	51,000	718,232
#Ω	Orient Securities Co. Ltd., Class H	178,800	74,538
*	Oriental Energy Co. Ltd., Class A	42,700	48,910
	Oriental Pearl Group Co. Ltd., Class A	55,600	48,888
*	Ourpalm Co. Ltd., Class A	37,400	21,873
	Ovctek China, Inc., Class A	19,345	43,950
	Pacific Online Ltd.	173,000	8,252
*	Pacific Securities Co. Ltd., Class A	125,700	59,288
	Pacific Shuanglin Bio-pharmacy Co. Ltd., Class A	9,600	34,674
*	Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A	103,100	34,549
	PCI Technology Group Co. Ltd., Class A	71,280	38,740
*	PDD Holdings, Inc., ADR	75,971	9,791,774
*Ω	Peijia Medical Ltd.	157,000	46,863
*	Pengdu Agriculture & Animal Husbandry Co. Ltd., Class A	235,900	11,751

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	People.cn Co. Ltd., Class A	4,600	$12,591
	People's Insurance Co. Group of China Ltd. , Class H	1,229,000	413,512
	Perfect World Co. Ltd., Class A	35,800	38,836
	PharmaBlock Sciences Nanjing, Inc., Class A	5,600	23,001
	PhiChem Corp., Class A	22,700	39,094
	PICC Property & Casualty Co. Ltd., Class H	1,639,582	2,150,015
	Ping An Bank Co. Ltd., Class A	329,500	468,678
*Ω	Ping An Healthcare & Technology Co. Ltd.	250,800	365,574
	Ping An Insurance Group Co. of China Ltd., Class H	1,655,500	7,189,205
	PNC Process Systems Co. Ltd., Class A	14,220	43,644
	POCO Holding Co. Ltd., Class A	3,660	20,877
*	Polaris Bay Group Co. Ltd., Class A	19,400	17,884
	Poly Developments & Holdings Group Co. Ltd., Class A	86,700	105,775
	Poly Property Group Co. Ltd.	1,052,860	195,540
	Poly Property Services Co. Ltd., Class H	74,400	255,354
	Pony Testing International Group Co. Ltd., Class A	17,770	17,656
Ω	Pop Mart International Group Ltd.	152,600	809,625
	Porton Pharma Solutions Ltd., Class A	13,300	23,398
Ω	Postal Savings Bank of China Co. Ltd., Class H	2,017,000	1,078,562
	Pou Sheng International Holdings Ltd.	1,282,687	97,042
	Power Construction Corp. of China Ltd., Class A	246,300	187,494
	Prinx Chengshan Holdings Ltd.	89,500	82,772
#*	Productive Technologies Co. Ltd.	390,000	11,426
	Pulike Biological Engineering, Inc., Class A	10,800	19,047
	PW Medtech Group Ltd.	317,000	48,811
	Pylon Technologies Co. Ltd., Class A	1,997	11,572
*	Q Technology Group Co. Ltd.	243,000	135,666
*	Qi An Xin Technology Group, Inc., Class A	6,275	20,984
	Qianhe Condiment & Food Co. Ltd., Class A	26,348	50,034
	Qifu Technology, Inc., ADR	74,118	1,505,337
	Qinchuan Machine Tool & Tool Group Share Co. Ltd., Class A	19,500	21,260
	Qingdao East Steel Tower Stock Co. Ltd., Class A	45,500	38,713
	Qingdao Eastsoft Communication Technology Co. Ltd., Class A	20,000	31,464
	Qingdao Gaoce Technology Co. Ltd., Class A	23,548	40,028
	Qingdao Gon Technology Co. Ltd., Class A	16,100	40,704
	Qingdao Haier Biomedical Co. Ltd., Class A	11,561	50,964
	Qingdao Hanhe Cable Co. Ltd., Class A	120,400	53,827
	Qingdao Hiron Commercial Cold Chain Co. Ltd., Class A	13,860	21,496
	Qingdao Huicheng Environmental Technology Group Co. Ltd., Class A	6,800	41,622
	Qingdao NovelBeam Technology Co. Ltd., Class A	3,494	16,143
Ω	Qingdao Port International Co. Ltd., Class H	72,000	53,665
	Qingdao Rural Commercial Bank Corp., Class A	149,800	54,563
	Qingdao Sentury Tire Co. Ltd., Class A	17,220	53,035
	Qingdao TGOOD Electric Co. Ltd., Class A	16,500	45,744
	Qingdao Topscomm Communication, Inc., Class A	24,800	14,369
*	Qinghai Salt Lake Industry Co. Ltd., Class A	54,700	117,712
*	Qingling Motors Co. Ltd., Class H	384,000	26,478
*	Qudian, Inc., Sponsored ADR	79,943	152,691
	Queclink Wireless Solutions Co. Ltd., Class A	12,720	21,206
	Quectel Wireless Solutions Co. Ltd., Class A	4,660	30,002
#*	Radiance Holdings Group Co. Ltd.	320,000	98,569
	Rainbow Digital Commercial Co. Ltd., Class A	48,600	29,126
	Range Intelligent Computing Technology Group Co. Ltd., Class A	11,800	36,940
	Rayhoo Motor Dies Co. Ltd., Class A	5,000	20,799
	Raytron Technology Co. Ltd., Class A	6,778	25,878
	Red Avenue New Materials Group Co. Ltd., Class A	5,400	21,310
*Ω	Red Star Macalline Group Corp. Ltd., Class H	300,407	48,838
#*††Ω	Redco Properties Group Ltd.	630,000	20,159
	Renhe Pharmacy Co. Ltd., Class A	57,900	45,319

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Renrui Human Resources Technology Holdings Ltd.	34,000	$23,214
	Rianlon Corp., Class A	10,100	34,683
	Richinfo Technology Co. Ltd., Class A	16,300	38,139
	Risen Energy Co. Ltd., Class A	29,000	43,946
*	RiseSun Real Estate Development Co. Ltd., Class A	170,603	33,782
	Riyue Heavy Industry Co. Ltd., Class A	21,900	31,067
	Rizhao Port Co. Ltd., Class A	76,200	30,052
	Rockchip Electronics Co. Ltd., Class A	2,700	23,134
	Rongan Property Co. Ltd., Class A	52,800	19,954
*	RongFa Nuclear Equipment Co. Ltd., Class A	38,200	17,973
	Rongsheng Petrochemical Co. Ltd., Class A	86,200	108,237
*	Roshow Technology Co. Ltd., Class A	52,700	41,408
	Ruida Futures Co. Ltd., Class A	13,500	21,633
	Runjian Co. Ltd., Class A	10,100	39,675
	Sai Micro Electronics, Inc., Class A	11,000	24,153
	SAIC Motor Corp. Ltd., Class A	63,100	128,165
	Sailun Group Co. Ltd., Class A	60,200	109,918
	Sanan Optoelectronics Co. Ltd., Class A	25,800	42,545
	Sangfor Technologies, Inc., Class A	4,500	30,780
	Sanquan Food Co. Ltd., Class A	21,004	32,269
*	Sansteel Minguang Co. Ltd. Fujian, Class A	113,200	46,371
	Sansure Biotech, Inc., Class A	12,674	34,057
	Sanwei Holding Group Co. Ltd., Class A	12,800	19,311
#	Sany Heavy Equipment International Holdings Co. Ltd.	584,000	350,298
	Sany Heavy Industry Co. Ltd., Class A	48,000	107,251
	Satellite Chemical Co. Ltd., Class A	79,857	193,003
	SDIC Capital Co. Ltd., Class A	29,600	24,621
	Sealand Securities Co. Ltd., Class A	112,300	49,114
*	Seazen Group Ltd.	1,277,333	228,668
*	Seazen Holdings Co. Ltd., Class A	31,300	41,913
	S-Enjoy Service Group Co. Ltd.	173,000	63,201
*	Sensteed Hi-tech Group, Class A	96,100	15,439
	SF Holding Co. Ltd., Class A	89,267	433,094
*	Shaanxi Heimao Coking Co. Ltd., Class A	56,300	21,286
	Shandong Bohui Paper Industrial Co. Ltd., Class A	36,400	22,505
	Shandong Buchang Pharmaceuticals Co. Ltd., Class A	14,718	31,213
*	Shandong Chenming Paper Holdings Ltd., Class H	105,000	23,122
	Shandong Dawn Polymer Co. Ltd., Class A	17,300	21,331
	Shandong Denghai Seeds Co. Ltd., Class A	28,600	33,382
*	Shandong Dongyue Silicone Material Co. Ltd., Class A	37,300	35,368
Ω	Shandong Gold Mining Co. Ltd., Class H	131,000	271,429
	Shandong Haihua Co. Ltd., Class A	24,500	19,120
	Shandong Head Group Co. Ltd., Class A	11,700	18,327
	Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	12,300	62,594
	Shandong Hi-speed Co. Ltd., Class A	35,300	41,583
	Shandong Hi-Speed Road & Bridge Co. Ltd., Class A	41,800	29,669
	Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	37,330	128,185
	Shandong Humon Smelting Co. Ltd., Class A	45,300	70,643
*	Shandong Iron & Steel Co. Ltd., Class A	132,100	23,937
	Shandong Jincheng Pharmaceutical Group Co. Ltd., Class A	12,600	24,888
	Shandong Jinjing Science & Technology Co. Ltd., Class A	51,300	40,755
	Shandong Linglong Tyre Co. Ltd., Class A	33,300	77,988
	Shandong Lukang Pharma, Class A	31,100	31,141
	Shandong Nanshan Aluminum Co. Ltd., Class A	179,300	89,930
	Shandong Pharmaceutical Glass Co. Ltd., Class A	16,400	55,280
	Shandong Publishing & Media Co. Ltd., Class A	47,900	72,072
	Shandong Sun Paper Industry JSC Ltd., Class A	85,761	162,369
	Shandong Weifang Rainbow Chemical Co. Ltd., Class A	8,900	48,435
	Shandong Weigao Group Medical Polymer Co. Ltd., Class H	1,350,800	685,437

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shandong WIT Dyne Health Co. Ltd., Class A	10,600	$42,194
	Shandong Xiantan Co. Ltd., Class A	25,500	20,501
	Shandong Yisheng Livestock & Poultry Breeding Co. Ltd., Class A	37,100	46,753
	Shandong Yulong Gold Co. Ltd., Class A	12,000	24,344
*	Shanghai Aerospace Automobile Electromechanical Co. Ltd., Class A	34,300	23,118
	Shanghai Aiko Solar Energy Co. Ltd., Class A	45,100	58,901
	Shanghai AJ Group Co. Ltd., Class A	54,031	31,156
	Shanghai Allist Pharmaceuticals Co. Ltd., Class A	2,404	17,714
	Shanghai AtHub Co. Ltd., Class A	25,844	47,022
	Shanghai Bailian Group Co. Ltd., Class A	64,100	70,896
	Shanghai Baolong Automotive Corp., Class A	7,700	34,423
	Shanghai Baosight Software Co. Ltd., Class A	21,485	95,578
	Shanghai Baosteel Packaging Co. Ltd., Class A	15,500	10,331
	Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	821	16,639
	Shanghai Bright Meat Group Co. Ltd., Class A	27,900	22,197
	Shanghai Chinafortune Co. Ltd., Class A	14,500	27,536
	Shanghai Chlor-Alkali Chemical Co. Ltd., Class A	11,000	13,669
	Shanghai Construction Group Co. Ltd., Class A	232,300	75,205
	Shanghai Daimay Automotive Interior Co. Ltd., Class A	20,884	26,357
	Shanghai Datun Energy Resources Co. Ltd., Class A	10,200	17,342
	Shanghai Dazhong Public Utilities Group Co. Ltd., Class H	98,000	22,580
*	Shanghai Electric Group Co. Ltd., Class H	90,000	17,506
	Shanghai Environment Group Co. Ltd., Class A	34,392	35,933
*	Shanghai Feilo Acoustics Co. Ltd., Class A	56,700	23,224
	Shanghai Fengyuzhu Culture & Technology Co. Ltd., Class A	12,800	13,367
#	Shanghai Fudan Microelectronics Group Co. Ltd., Class H	65,000	99,172
	Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	81,000	18,759
	Shanghai Fullhan Microelectronics Co. Ltd., Class A	6,490	34,928
	Shanghai Ganglian E-Commerce Holdings Co. Ltd., Class A	8,232	20,766
	Shanghai Gench Education Group Ltd.	34,500	12,971
	Shanghai Hanbell Precise Machinery Co. Ltd., Class A	20,300	51,414
Ω	Shanghai Haohai Biological Technology Co. Ltd., Class H	13,720	51,302
*Ω	Shanghai Henlius Biotech, Inc., Class H	7,100	20,338
	Shanghai Huace Navigation Technology Ltd., Class A	10,700	45,426
	Shanghai Huafon Aluminium Corp., Class A	17,700	41,722
	Shanghai Industrial Holdings Ltd.	237,000	353,559
	Shanghai Industrial Urban Development Group Ltd.	918,400	46,415
#	Shanghai INT Medical Instruments Co. Ltd.	24,000	86,656
	Shanghai International Airport Co. Ltd., Class A	3,900	18,656
	Shanghai Jahwa United Co. Ltd., Class A	7,900	19,597
	Shanghai Jinjiang International Hotels Co. Ltd., Class A	22,900	76,178
	Shanghai Jinqiao Export Processing Zone Development Co. Ltd., Class A	14,400	20,317
	Shanghai Kaibao Pharmaceutical Co. Ltd., Class A	32,200	24,457
	Shanghai Kelai Mechatronics Engineering Co. Ltd., Class A	7,900	23,306
	Shanghai Liangxin Electrical Co. Ltd., Class A	39,200	34,570
	Shanghai Lingang Holdings Corp. Ltd., Class A	23,100	30,649
	Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class A	19,200	24,098
	Shanghai M&G Stationery, Inc., Class A	18,000	74,633
	Shanghai Mechanical & Electrical Industry Co. Ltd., Class A	23,800	38,212
*	Shanghai Medicilon, Inc., Class A	3,931	17,385
	Shanghai MicroPort Endovascular MedTech Group Co. Ltd., Class A	2,658	36,802
*	Shanghai Milkground Food Tech Co. Ltd., Class A	10,100	18,944
	Shanghai Moons' Electric Co. Ltd., Class A	3,900	21,639
	Shanghai Pioneer Holding Ltd.	119,000	28,367
	Shanghai Pret Composites Co. Ltd., Class A	18,500	21,292
	Shanghai Pudong Construction Co. Ltd., Class A	44,500	35,142
	Shanghai Pudong Development Bank Co. Ltd., Class A	248,100	288,530
	Shanghai Putailai New Energy Technology Co. Ltd., Class A	22,053	39,682
	Shanghai QiFan Cable Co. Ltd., Class A	16,100	39,801

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shanghai RAAS Blood Products Co. Ltd., Class A	60,900	$64,889
	Shanghai Runda Medical Technology Co. Ltd., Class A	21,100	39,747
	Shanghai Rural Commercial Bank Co. Ltd., Class A	61,900	57,029
	Shanghai Shyndec Pharmaceutical Co. Ltd., Class A	48,100	81,125
	Shanghai Sinyang Semiconductor Materials Co. Ltd., Class A	9,800	44,739
	Shanghai Stonehill Technology Co. Ltd., Class A	59,600	20,232
	Shanghai Taisheng Wind Power Equipment Co. Ltd., Class A	18,000	17,580
	Shanghai Tongji Science & Technology Industrial Co. Ltd., Class A	17,036	17,313
	Shanghai Tunnel Engineering Co. Ltd., Class A	90,800	86,295
	Shanghai Waigaoqiao Free Trade Zone Group Co. Ltd., Class A	35,000	44,571
	Shanghai Wanye Enterprises Co. Ltd., Class A	20,700	31,727
	Shanghai Yaoji Technology Co. Ltd., Class A	15,500	38,578
	Shanghai Yuyuan Tourist Mart Group Co. Ltd., Class A	60,600	45,794
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	10,181	27,625
	Shanghai Zhonggu Logistics Co. Ltd., Class A	18,448	22,539
	Shanghai Zijiang Enterprise Group Co. Ltd., Class A	63,400	43,824
	Shanjin International Gold Co. Ltd., Class C	53,280	131,766
	Shannon Semiconductor Technology Co. Ltd., Class A	4,600	18,629
	Shanxi Hi-speed Group Co. Ltd., Class A	18,200	10,787
	Shanxi Securities Co. Ltd., Class A	59,800	41,213
*	Shanxi Taigang Stainless Steel Co. Ltd., Class A	83,500	41,483
*	Shanying International Holding Co. Ltd., Class A	183,800	37,154
	Sharetronic Data Technology Co. Ltd., Class A	2,700	24,341
	Shengda Resources Co. Ltd., Class A	32,200	50,324
	Shenghe Resources Holding Co. Ltd., Class A	23,500	26,953
*Ω	Shengjing Bank Co. Ltd., Class H	128,000	11,725
	Shengyi Technology Co. Ltd., Class A	16,700	45,185
	Shenma Industry Co. Ltd., Class A	12,700	10,766
	Shennan Circuits Co. Ltd., Class A	7,916	121,525
Ω	Shenwan Hongyuan Group Co. Ltd., Class H	162,400	29,892
	Shenyang Xingqi Pharmaceutical Co. Ltd., Class A	2,744	46,670
	Shenzhen Agricultural Products Group Co. Ltd., Class A	62,000	45,072
	Shenzhen Airport Co. Ltd., Class A	81,000	73,503
	Shenzhen Aisidi Co. Ltd., Class A	47,700	60,397
	Shenzhen Batian Ecotypic Engineering Co. Ltd., Class A	29,600	21,472
	Shenzhen Capchem Technology Co. Ltd., Class A	10,080	45,938
	Shenzhen Center Power Tech Co. Ltd., Class A	9,100	13,544
	Shenzhen Cereals Holdings Co. Ltd., Class A	28,900	23,927
	Shenzhen Click Technology Co. Ltd., Class A	13,300	19,619
	Shenzhen Colibri Technologies Co. Ltd., Class A	18,200	32,134
	Shenzhen Das Intellitech Co. Ltd., Class A	81,600	25,998
	Shenzhen Desay Battery Technology Co., Class A	6,392	22,819
*	Shenzhen Dynanonic Co. Ltd., Class A	11,874	45,453
	Shenzhen Envicool Technology Co. Ltd., Class A	21,710	70,129
*	Shenzhen Everwin Precision Technology Co. Ltd., Class A	29,080	48,063
	Shenzhen Expressway Corp. Ltd., Class H	216,000	211,217
	Shenzhen Fastprint Circuit Tech Co. Ltd., Class A	15,700	20,796
	Shenzhen FRD Science & Technology Co. Ltd., Class A	21,000	42,128
	Shenzhen Fuanna Bedding & Furnishing Co. Ltd., Class A	18,500	22,523
	Shenzhen Gas Corp. Ltd., Class A	60,600	58,230
	Shenzhen Gongjin Electronics Co. Ltd., Class A	23,900	20,061
	Shenzhen Goodix Technology Co. Ltd., Class A	2,600	22,606
	Shenzhen H&T Intelligent Control Co. Ltd., Class A	19,500	27,718
*Ω	Shenzhen Hepalink Pharmaceutical Group Co. Ltd., Class H	58,500	26,451
	Shenzhen Hopewind Electric Co. Ltd., Class A	20,900	43,629
	Shenzhen Huaqiang Industry Co. Ltd., Class A	17,800	22,251
	Shenzhen Inovance Technology Co. Ltd., Class A	7,450	48,051
	Shenzhen International Holdings Ltd.	715,917	573,641
	Shenzhen Investment Holdings Bay Area Development Co. Ltd.	96,500	21,596

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Shenzhen Investment Ltd.	1,378,668	$165,979
	Shenzhen Invt Electric Co. Ltd., Class A	25,800	21,549
	Shenzhen Jieshun Science & Technology Industry Co. Ltd., Class A	14,800	15,156
	Shenzhen Jufei Optoelectronics Co. Ltd., Class A	65,400	43,438
	Shenzhen Kaifa Technology Co. Ltd., Class A	21,000	42,066
	Shenzhen Kangtai Biological Products Co. Ltd., Class A	15,460	34,129
	Shenzhen Kedali Industry Co. Ltd., Class A	6,600	72,106
*	Shenzhen Kingkey Smart Agriculture Times Co. Ltd., Class A	35,633	73,321
	Shenzhen Kinwong Electronic Co. Ltd., Class A	19,300	69,600
	Shenzhen Kstar Science & Technology Co. Ltd., Class A	15,500	38,534
	Shenzhen Laibao Hi-tech Co. Ltd., Class A	24,100	30,394
	Shenzhen Leaguer Co. Ltd., Class A	46,673	38,020
	Shenzhen Lifotronic Technology Co. Ltd., Class A	9,595	20,814
	Shenzhen Megmeet Electrical Co. Ltd., Class A	20,400	75,495
	Shenzhen Microgate Technology Co. Ltd., Class A	19,400	26,608
	Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	13,200	470,038
	Shenzhen MTC Co. Ltd., Class A	133,018	93,024
*	Shenzhen Neptunus Bioengineering Co. Ltd., Class A	44,100	15,022
	Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	5,900	50,716
	Shenzhen New Nanshan Holding Group Co. Ltd., Class A	65,600	18,972
	Shenzhen Noposin Crop Science Co. Ltd., Class A	36,400	34,935
*	Shenzhen Overseas Chinese Town Co. Ltd., Class A	182,100	51,874
	Shenzhen Pagoda Industrial Group Corp. Ltd.	38,500	9,222
	Shenzhen Qingyi Photomask Ltd., Class A	6,888	18,401
	Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	12,287	49,350
	Shenzhen SC New Energy Technology Corp., Class A	7,600	55,123
	Shenzhen SED Industry Co. Ltd., Class A	20,800	40,907
	Shenzhen SEG Co. Ltd., Class A	21,500	16,633
	Shenzhen Senior Technology Material Co. Ltd., Class A	42,543	46,587
	Shenzhen Sinexcel Electric Co. Ltd., Class A	6,400	19,497
	Shenzhen Sunlord Electronics Co. Ltd., Class A	13,900	50,999
	Shenzhen Sunnypol Optoelectronics Co. Ltd., Class A	5,000	14,993
	Shenzhen Suntak Circuit Technology Co. Ltd., Class A	25,900	31,466
	Shenzhen Sunway Communication Co. Ltd., Class A	17,300	46,800
	Shenzhen Tagen Group Co. Ltd., Class A	100,200	52,929
	Shenzhen Topband Co. Ltd., Class A	49,000	69,774
	Shenzhen Topway Video Communication Co. Ltd., Class A	20,400	21,642
	Shenzhen Transsion Holdings Co. Ltd., Class A	6,914	77,440
	Shenzhen Weiguang Biological Products Co. Ltd., Class A	4,500	17,359
	Shenzhen Woer Heat-Shrinkable Material Co. Ltd., Class A	48,800	113,699
*	Shenzhen World Union Group, Inc., Class A	101,200	23,223
	Shenzhen Yan Tian Port Holding Co. Ltd., Class A	67,416	43,193
	Shenzhen Yinghe Technology Co. Ltd., Class A	23,900	50,787
	Shenzhen Ysstech Info-tech Co. Ltd., Class A	17,600	14,825
	Shenzhen YUTO Packaging Technology Co. Ltd., Class A	26,147	84,498
	Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	140,000	81,487
	Shenzhou International Group Holdings Ltd.	123,700	1,047,180
	Shida Shinghwa Advanced Material Group Co. Ltd., Class A	9,300	40,584
*	Shijiazhuang Changshan BeiMing Technology Co. Ltd., Class A	47,600	42,178
	Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	21,313	46,675
	Shinva Medical Instrument Co. Ltd., Class A	27,690	67,232
*	Shouhang High-Tech Energy Co. Ltd., Class A	73,300	3,753
	Shuangliang Eco-Energy Systems Co. Ltd., Class A	65,600	40,323
	Shui On Land Ltd.	1,869,521	157,772
*	Siasun Robot & Automation Co. Ltd., Class A	12,300	17,177
	Sichuan Chengfei Integration Technology Corp., Class A	16,200	33,401
	Sichuan Chuantou Energy Co. Ltd., Class A	26,900	69,688
	Sichuan Development Lomon Co. Ltd., Class A	41,600	40,090
	Sichuan EM Technology Co. Ltd., Class A	19,400	17,877

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sichuan Expressway Co. Ltd., Class H	284,000	$116,753
	Sichuan Furong Technology Co. Ltd., Class A	12,727	21,638
	Sichuan Haite High-tech Co. Ltd., Class A	31,856	43,293
*	Sichuan Hebang Biotechnology Co. Ltd., Class A	281,700	67,010
	Sichuan Injet Electric Co. Ltd., Class A	9,400	48,938
	Sichuan Jiuyuan Yinhai Software Co. Ltd., Class A	16,000	33,032
	Sichuan Kelun Pharmaceutical Co. Ltd., Class A	25,700	106,771
*	Sichuan Lutianhua Co. Ltd., Class A	74,800	37,112
*	Sichuan New Energy Power Co. Ltd., Class A	29,600	41,326
	Sichuan Road & Bridge Group Co. Ltd., Class A	162,680	141,922
	Sichuan Teway Food Group Co. Ltd., Class A	25,960	38,479
	Sichuan Yahua Industrial Group Co. Ltd., Class A	51,500	64,487
	Sieyuan Electric Co. Ltd., Class A	9,000	82,695
*	Sihuan Pharmaceutical Holdings Group Ltd.	1,954,000	132,652
	SIM Technology Group Ltd.	348,000	18,235
Ω	Simcere Pharmaceutical Group Ltd.	375,000	257,664
	Sineng Electric Co. Ltd., Class A	5,800	23,451
	Sino Biopharmaceutical Ltd.	4,747,000	1,702,271
	Sinocare, Inc., Class A	8,200	25,908
*	Sinochem International Corp., Class A	81,480	42,988
	Sinofert Holdings Ltd.	1,130,000	140,338
	Sinofibers Technology Co. Ltd., Class A	18,800	57,597
	Sinolink Securities Co. Ltd., Class A	16,800	18,348
*	Sinolink Worldwide Holdings Ltd.	1,274,400	16,298
	Sinoma International Engineering Co., Class A	68,000	95,852
	Sinoma Science & Technology Co. Ltd., Class A	32,314	51,392
	Sinomach Automobile Co. Ltd., Class A	42,800	36,719
	Sinomach Precision Industry Group Co. Ltd., Class A	16,800	24,588
	Sinomine Resource Group Co. Ltd., Class A	10,914	40,697
	Sinopec Kantons Holdings Ltd.	548,000	297,861
*	Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,596,000	220,305
	Sinopharm Group Co. Ltd., Class H	572,400	1,342,589
	Sino-Platinum Metals Co. Ltd., Class A	16,078	29,927
	Sinoseal Holding Co. Ltd., Class A	7,200	31,645
	Sinosoft Co. Ltd., Class A	15,820	37,625
	Sinosteel Engineering & Technology Co. Ltd., Class A	74,200	59,059
	Sinosteel New Materials Co. Ltd., Class A	22,500	20,899
	Sinotrans Ltd., Class H	1,128,000	523,654
	Sinotruk Hong Kong Ltd.	202,500	532,994
	Sinotruk Jinan Truck Co. Ltd., Class A	23,086	49,156
	Skshu Paint Co. Ltd., Class A	5,980	26,927
	Skyworth Digital Co. Ltd., Class A	33,900	38,775
	Skyworth Group Ltd.	650,945	236,142
	Snowsky Salt Industry Group Co. Ltd., Class A	14,000	10,475
*	SOHO China Ltd.	1,086,412	94,590
	Songcheng Performance Development Co. Ltd., Class A	30,800	34,836
	Sonoscape Medical Corp., Class A	5,730	28,325
	SooChow Securities Co. Ltd., Class A	42,710	37,574
*	South Manganese Investment Ltd.	474,000	14,089
	Southwest Securities Co. Ltd., Class A	83,700	45,512
*	Spring Airlines Co. Ltd., Class A	8,700	65,230
*	SPT Energy Group, Inc.	484,000	13,083
	SSY Group Ltd.	777,719	387,808
	Stanley Agricultural Group Co. Ltd., Class A	21,300	19,369
	Star Lake Bioscience Co., Inc. Zhaoqing Guangdong, Class A	54,700	42,607
	StarPower Semiconductor Ltd., Class A	3,620	45,661
	State Grid Information & Communication Co. Ltd., Class A	30,700	74,082
	STO Express Co. Ltd., Class A	63,400	78,788
	Sumavision Technologies Co. Ltd., Class A	57,800	33,095

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Sumec Corp. Ltd., Class A	32,900	$36,575
	Sun Art Retail Group Ltd.	665,500	108,264
#*	Sun King Technology Group Ltd.	470,000	61,340
	Sunflower Pharmaceutical Group Co. Ltd., Class A	27,141	85,098
	Sungrow Power Supply Co. Ltd., Class A	33,040	315,367
	Suning Universal Co. Ltd., Class A	121,700	28,993
	Sunny Optical Technology Group Co. Ltd.	260,800	1,462,593
	Sunresin New Materials Co. Ltd., Class A	8,480	46,504
	Sunrise Group Co. Ltd., Class A	48,300	31,641
	Sunstone Development Co. Ltd., Class A	11,200	18,010
	Sunward Intelligent Equipment Co. Ltd., Class A	33,300	28,595
	Sunwoda Electronic Co. Ltd., Class A	22,900	54,467
	Suofeiya Home Collection Co. Ltd., Class A	20,320	39,752
	SUPCON Technology Co. Ltd., Class A	3,371	17,634
	Suplet Power Co. Ltd., Class A	14,710	21,673
	Suzhou Anjie Technology Co. Ltd., Class A	22,800	45,481
	Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	44,400	153,589
	Suzhou Gold Mantis Construction Decoration Co. Ltd., Class A	94,150	41,681
	Suzhou Good-Ark Electronics Co. Ltd., Class A	32,300	36,730
	Suzhou Maxwell Technologies Co. Ltd., Class A	3,040	43,781
*	Suzhou Secote Precision Electronic Co. Ltd., Class A	6,800	62,811
	Suzhou SLAC Precision Equipment Co. Ltd., Class A	21,300	16,516
	Suzhou Sushi Testing Group Co. Ltd., Class A	11,100	18,151
	Suzhou TFC Optical Communication Co. Ltd., Class A	5,656	79,240
	Suzhou TZTEK Technology Co. Ltd., Class A	4,483	20,505
*	Suzhou Victory Precision Manufacture Co. Ltd., Class A	99,800	22,237
	SY Holdings Group Ltd.	194,000	123,190
	Symphony Holdings Ltd.	690,000	75,005
	SYoung Group Co. Ltd., Class A	10,400	18,062
	Taiji Computer Corp. Ltd., Class A	12,479	28,955
*	Taiyuan Heavy Industry Co. Ltd., Class A	80,300	21,560
*	Tangrenshen Group Co. Ltd., Class A	58,137	44,575
	TangShan Port Group Co. Ltd., Class A	149,630	108,893
	Tangshan Sanyou Chemical Industries Co. Ltd., Class A	68,600	53,357
	Tansun Technology Co. Ltd., Class A	11,500	20,601
	Tasly Pharmaceutical Group Co. Ltd., Class A	17,300	33,680
	Tayho Advanced Materials Group Co. Ltd., Class A	27,400	32,478
	TCL Electronics Holdings Ltd.	443,666	293,739
	TCL Technology Group Corp., Class A	196,660	106,736
	TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	73,478	88,921
	TDG Holdings Co. Ltd., Class A	44,800	40,512
	Telling Telecommunication Holding Co. Ltd., Class A	17,300	19,307
	Ten Pao Group Holdings Ltd.	172,000	26,620
	Tencent Holdings Ltd.	936,700	43,225,384
	Tencent Music Entertainment Group, ADR	62,729	889,497
	Tenfu Cayman Holdings Co. Ltd.	66,000	37,153
	Three Squirrels, Inc., Class A	16,400	40,376
	Three's Co. Media Group Co. Ltd., Class A	7,606	26,233
	Thunder Software Technology Co. Ltd., Class A	3,200	20,132
	Tian An China Investment Co. Ltd.	209,000	107,271
#	Tian Lun Gas Holdings Ltd.	80,000	35,497
	Tiande Chemical Holdings Ltd.	252,000	34,216
*	Tianfeng Securities Co. Ltd., Class A	67,500	23,631
	Tiangong International Co. Ltd.	772,000	150,925
	Tianjin 712 Communication & Broadcasting Co. Ltd., Class A	16,000	39,991
	Tianjin Capital Environmental Protection Group Co. Ltd., Class H	130,000	51,796
	Tianjin Development Holdings Ltd.	186,000	42,858
	Tianjin Port Development Holdings Ltd.	1,068,000	87,454
	Tianjin Ringpu Bio-Technology Co. Ltd., Class A	18,500	34,499

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Tianjin Teda Co. Ltd., Class A	79,200	$35,424
	Tianjin You Fa Steel Pipe Group Stock Co. Ltd., Class A	49,500	36,678
*	Tianma Microelectronics Co. Ltd., Class A	52,549	51,948
	Tianneng Battery Group Co. Ltd., Class A	6,417	20,051
#	Tianneng Power International Ltd.	396,000	267,552
	Tianqi Lithium Corp., Class H	32,200	88,253
	Tianrun Industry Technology Co. Ltd., Class A	44,800	27,598
	Tianshan Aluminum Group Co. Ltd., Class A	134,487	128,049
	Tianshui Huatian Technology Co. Ltd., Class A	54,302	65,086
	Tianyun International Holdings Ltd.	164,000	67,171
	Tibet Cheezheng Tibetan Medicine Co. Ltd., Class A	4,800	12,856
	Tibet Mineral Development Co., Class A	8,200	20,617
	Tibet Rhodiola Pharmaceutical Holding Co., Class A	9,490	44,430
	Tingyi Cayman Islands Holding Corp.	784,000	955,927
	Titan Wind Energy Suzhou Co. Ltd., Class A	42,500	50,158
	TK Group Holdings Ltd.	102,000	24,312
	TKD Science & Technology Co. Ltd., Class A	12,800	24,254
	Tofflon Science & Technology Group Co. Ltd., Class A	24,100	38,584
	Toly Bread Co. Ltd., Class A	55,220	42,394
	Tomson Group Ltd.	237,281	57,661
	Tongcheng Travel Holdings Ltd.	453,200	789,045
*	Tongdao Liepin Group	108,200	32,698
	TongFu Microelectronics Co. Ltd., Class A	40,700	128,577
*	Tongguan Gold Group Ltd.	230,000	15,320
	Tonghua Dongbao Pharmaceutical Co. Ltd., Class A	30,900	34,888
	Tongkun Group Co. Ltd., Class A	20,200	39,295
	Tongling Jingda Special Magnet Wire Co. Ltd., Class A	63,700	40,641
	Tongling Nonferrous Metals Group Co. Ltd., Class A	266,105	116,286
	Tongwei Co. Ltd., Class A	91,079	228,612
	Tongyu Communication, Inc., Class A	12,090	17,543
	Tongyu Heavy Industry Co. Ltd., Class A	117,200	31,152
*	Top Spring International Holdings Ltd.	95,000	3,474
	Topchoice Medical Corp., Class A	5,882	36,301
*	Topsec Technologies Group, Inc., Class A	45,000	29,786
Ω	Topsports International Holdings Ltd.	781,000	347,873
	Towngas Smart Energy Co. Ltd.	351,996	126,084
*	TPV Technology Co. Ltd., Class A	110,500	30,326
	Transfar Zhilian Co. Ltd., Class A	99,800	53,866
	TravelSky Technology Ltd., Class H	339,500	382,729
*	Trigiant Group Ltd.	420,000	17,987
	Trina Solar Co. Ltd., Class A	31,435	75,910
*	Trip.com Group Ltd. (9961 HK)	22,350	954,159
*	Trip.com Group Ltd. (TCOM US), ADR	41,011	1,744,198
#*	Triumph New Energy Co. Ltd., Class H	76,000	40,698
	Triumph Science & Technology Co. Ltd., Class A	15,600	20,868
	TRS Information Technology Corp. Ltd., Class A	11,300	20,426
	Truking Technology Ltd., Class A	31,800	32,289
	Truly International Holdings Ltd.	1,045,140	139,246
*	Tsinghua Tongfang Co. Ltd., Class A	29,200	20,868
*	Tunghsu Optoelectronic Technology Co. Ltd., Class A	112,700	9,530
*	Tuniu Corp., Sponsored ADR	18,924	16,653
	Unigroup Guoxin Microelectronics Co. Ltd., Class A	5,379	40,169
	Unilumin Group Co. Ltd., Class A	36,000	25,266
	Uni-President China Holdings Ltd.	767,966	631,996
	Unisplendour Corp. Ltd., Class A	30,640	98,787
	Universal Scientific Industrial Shanghai Co. Ltd., Class A	32,627	72,860
*	UTour Group Co. Ltd., Class A	25,700	24,340
	Valiant Co. Ltd., Class A	26,800	35,483
	Vatti Corp. Ltd., Class A	25,800	23,520

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Vcanbio Cell & Gene Engineering Corp. Ltd., Class A	14,900	$34,210
#*††Ω	Venus MedTech Hangzhou, Inc., Class H	132,500	35,784
	Victory Giant Technology Huizhou Co. Ltd., Class A	23,900	128,074
	Vipshop Holdings Ltd., ADR	104,437	1,424,521
*	Visionox Technology, Inc., Class A	43,700	37,815
	Visual China Group Co. Ltd., Class A	12,500	20,137
	Walvax Biotechnology Co. Ltd., Class A	25,500	40,866
*	Wanda Film Holding Co. Ltd., Class A	31,400	48,530
	Wangneng Environment Co. Ltd., Class A	18,508	33,376
	Wangsu Science & Technology Co. Ltd., Class A	36,600	38,295
	Wanguo International Mining Group Ltd.	162,000	148,689
	Wanhua Chemical Group Co. Ltd., Class A	58,180	624,475
	Want Want China Holdings Ltd.	1,755,000	1,053,756
	Wanxiang Qianchao Co. Ltd., Class A	112,520	72,154
	Warom Technology, Inc. Co., Class A	11,200	31,516
	Wasion Holdings Ltd.	260,000	211,358
	Wasu Media Holding Co. Ltd., Class A	51,300	44,847
	Weibo Corp. (9898 HK), Class A	2,280	17,797
#	Weibo Corp. (WB US), Sponsored ADR	27,414	211,636
	Weichai Power Co. Ltd., Class H	616,120	986,067
	Weifu High-Technology Group Co. Ltd., Class A	17,300	40,638
	Weihai Guangwei Composites Co. Ltd., Class A	13,140	51,381
#*Ω	Weimob, Inc.	860,000	134,197
*	Wellhope Foods Co. Ltd., Class A	33,300	32,655
*	Wencan Group Co. Ltd., Class A	5,200	17,929
	Wens Foodstuffs Group Co. Ltd., Class A	47,900	132,226
	Wenzhou Yihua Connector Co. Ltd., Class A	5,900	30,863
	Western Mining Co. Ltd., Class A	53,600	119,962
*	Western Region Gold Co. Ltd., Class A	13,200	21,672
	Western Securities Co. Ltd., Class A	38,904	35,194
	Western Superconducting Technologies Co. Ltd., Class A	4,196	22,418
	Wharf Holdings Ltd.	222,000	608,690
	Will Semiconductor Co. Ltd. Shanghai, Class A	1,685	24,038
	Willfar Information Technology Co. Ltd., Class A	4,075	22,277
	Winall Hi-Tech Seed Co. Ltd., Class A	27,100	23,652
	Windey Energy Technology Group Co. Ltd., Class A	39,110	61,577
*	Wingtech Technology Co. Ltd., Class A	23,400	97,011
	Winner Medical Co. Ltd., Class A	13,940	50,553
	Winning Health Technology Group Co. Ltd., Class A	51,400	39,971
	Wolong Electric Group Co. Ltd., Class A	52,700	88,739
	Wuhan DR Laser Technology Corp. Ltd., Class A	6,720	46,283
	Wuhan Fingu Electronic Technology Co. Ltd., Class A	16,700	18,391
	Wuhan Guide Infrared Co. Ltd., Class A	35,718	31,333
	Wuhan Jingce Electronic Group Co. Ltd., Class A	1,800	14,867
*	Wuhan P&S Information Technology Co. Ltd., Class A	23,000	14,977
	Wuhan Raycus Fiber Laser Technologies Co. Ltd., Class A	7,500	17,541
	Wuhu Token Science Co. Ltd., Class A	74,878	47,631
#	Wuling Motors Holdings Ltd.	280,000	12,352
	WUS Printed Circuit Kunshan Co. Ltd., Class A	30,430	141,647
	Wushang Group Co. Ltd., Class A	44,200	43,613
	Wuxi Autowell Technology Co. Ltd., Class A	4,299	23,366
	Wuxi Best Precision Machinery Co. Ltd., Class A	9,200	18,887
	Wuxi Boton Technology Co. Ltd., Class A	16,200	36,350
	Wuxi Chipown Micro-Electronics Ltd., Class A	4,215	20,782
	Wuxi Lead Intelligent Equipment Co. Ltd., Class A	61,400	143,448
	Wuxi NCE Power Co. Ltd., Class A	7,000	32,595
	Wuxi Paike New Materials Technology Co. Ltd., Class A	2,600	18,749
	Wuxi Taiji Industry Co. Ltd., Class A	45,800	35,498
	Wuxi Xinje Electric Co. Ltd., Class A	4,700	20,810

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	XCMG Construction Machinery Co. Ltd., Class A	215,500	$195,555
	XGD, Inc., Class A	16,776	36,916
Ω	Xiabuxiabu Catering Management China Holdings Co. Ltd.	652,500	106,899
	Xiamen Amoytop Biotech Co. Ltd., Class A	2,948	20,401
	Xiamen Bank Co. Ltd., Class A	108,100	79,143
	Xiamen C & D, Inc., Class A	49,800	54,665
	Xiamen Faratronic Co. Ltd., Class A	5,900	70,799
	Xiamen International Airport Co. Ltd., Class A	8,094	14,788
	Xiamen Intretech, Inc., Class A	25,350	42,883
	Xiamen ITG Group Corp. Ltd., Class A	72,700	64,583
	Xiamen Jihong Technology Co. Ltd., Class A	18,000	26,358
	Xiamen Kingdomway Group Co., Class A	21,000	41,093
	Xiamen Tungsten Co. Ltd., Class A	36,978	87,066
	Xiamen Xiangyu Co. Ltd., Class A	70,700	50,811
	Xi'an Bright Laser Technologies Co. Ltd., Class A	2,763	20,087
	Xi'An Shaangu Power Co. Ltd., Class A	18,800	20,599
	Xi'an Triangle Defense Co. Ltd., Class A	20,100	87,898
	Xiandai Investment Co. Ltd., Class A	36,400	19,248
	Xiangcai Co. Ltd., Class A	40,700	36,839
*	Xiangtan Electric Manufacturing Co. Ltd., Class A	15,000	21,765
	Xiangtan Electrochemical Scientific Co. Ltd., Class A	30,500	38,119
	Xianhe Co. Ltd., Class A	13,200	31,710
*Ω	Xiaomi Corp., Class B	814,200	1,748,763
	Xilinmen Furniture Co. Ltd., Class A	14,600	30,411
	Xinfengming Group Co. Ltd., Class A	44,200	81,660
	Xingda International Holdings Ltd.	414,493	67,943
	Xingfa Aluminium Holdings Ltd.	49,000	52,203
	Xinhua Winshare Publishing & Media Co. Ltd., Class H	215,000	258,754
	Xinhuanet Co. Ltd., Class A	11,400	32,928
	Xinjiang Communications Construction Group Co. Ltd., Class A	26,400	32,690
	Xinjiang Xuefeng Sci-Tech Group Co. Ltd., Class A	55,100	50,417
#*	Xinte Energy Co. Ltd., Class H	253,200	239,393
*	Xinxiang Chemical Fiber Co. Ltd., Class A	67,900	33,612
	Xinxiang Richful Lube Additive Co. Ltd., Class A	7,240	41,132
	Xinxing Ductile Iron Pipes Co. Ltd., Class A	122,799	61,241
#	Xinyi Energy Holdings Ltd.	1,083,414	123,358
	Xinyi Solar Holdings Ltd.	2,304,283	1,093,332
	Xinyu Iron & Steel Co. Ltd., Class A	78,400	36,028
	Xinzhi Group Co. Ltd., Class A	12,600	21,359
*	Xizang Zhufeng Resources Co. Ltd., Class A	27,500	35,146
	Xizi Clean Energy Equipment Manufacturing Co. Ltd., Class A	16,000	22,952
*	XPeng, Inc., Class A	162,100	655,214
	Xtep International Holdings Ltd.	763,826	459,385
	Xuji Electric Co. Ltd., Class A	14,300	60,355
*	Xunlei Ltd., ADR	30,350	52,506
Ω	Yadea Group Holdings Ltd.	482,000	649,587
	Yangling Metron New Material, Inc., Class A	17,900	47,666
#Ω	Yangtze Optical Fibre & Cable Joint Stock Co. Ltd., Class H	67,500	69,063
	Yangzhou Yangjie Electronic Technology Co. Ltd., Class A	9,800	58,691
	Yankershop Food Co. Ltd., Class A	6,860	36,095
	Yantai China Pet Foods Co. Ltd., Class A	8,500	22,554
	Yantai Dongcheng Pharmaceutical Co. Ltd., Class A	13,700	24,066
	Yantai Eddie Precision Machinery Co. Ltd., Class A	17,520	34,944
	Yantai Jereh Oilfield Services Group Co. Ltd., Class A	17,800	77,466
	Yantai Zhenghai Bio-tech Co. Ltd., Class A	4,800	14,370
	Yantai Zhenghai Magnetic Material Co. Ltd., Class A	25,300	31,107
#*	Yeahka Ltd.	64,400	90,641
	Yealink Network Technology Corp. Ltd., Class A	15,179	70,825
	Yeebo International Holdings Ltd.	62,000	22,660

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	YGSOFT, Inc., Class A	51,436	$38,109
	Yibin Tianyuan Group Co. Ltd., Class A	46,360	25,229
*Ω	YiChang HEC ChangJiang Pharmaceutical Co. Ltd., Class H	179,000	211,988
	Yifeng Pharmacy Chain Co. Ltd., Class A	22,831	66,168
	Yihai International Holding Ltd.	208,000	311,574
	Yip's Chemical Holdings Ltd.	88,000	17,128
*	Yiren Digital Ltd., Sponsored ADR	50,047	237,723
Ω	Yixin Group Ltd.	251,000	21,481
	Yixintang Pharmaceutical Group Co. Ltd., Class A	20,800	39,624
	Yonfer Agricultural Technology Co. Ltd., Class A	67,100	103,968
	Yongjin Technology Group Co. Ltd.	13,700	37,006
	YongXing Special Materials Technology Co. Ltd., Class A	13,199	61,162
*	Yonyou Network Technology Co. Ltd., Class A	13,900	18,437
	Yotrio Group Co. Ltd., Class A	68,400	25,013
	Youcare Pharmaceutical Group Co. Ltd., Class A	8,802	23,700
	Youngor Fashion Co. Ltd., Class A	41,200	40,782
	Youngy Co. Ltd., Class A	13,200	58,483
*	Youzu Interactive Co. Ltd., Class A	21,900	23,292
	YTO Express Group Co. Ltd., Class A	58,500	116,121
	Yuan Longping High-tech Agriculture Co. Ltd., Class A	9,456	13,021
	Yuexiu Property Co. Ltd.	797,058	509,422
	Yuexiu Services Group Ltd.	72,500	27,120
	Yuexiu Transport Infrastructure Ltd.	284,752	136,322
*	Yueyang Forest & Paper Co. Ltd., Class A	49,700	24,151
	Yum China Holdings, Inc. (9987 HK)	44,150	1,332,845
	Yum China Holdings, Inc. (YUMC US)	40,430	1,222,603
	Yunda Holding Co. Ltd., Class A	84,092	85,952
	Yunnan Aluminium Co. Ltd., Class A	64,100	107,257
	Yunnan Baiyao Group Co. Ltd., Class A	15,498	108,349
	Yunnan Copper Co. Ltd., Class A	59,600	94,201
	Yunnan Energy Investment Co. Ltd., Class A	12,500	19,499
	Yunnan Energy New Material Co. Ltd., Class A	17,952	76,616
	Yunnan Tin Co. Ltd., Class A	38,200	74,468
	Yusys Technologies Co. Ltd., Class A	23,200	35,184
	Yutong Bus Co. Ltd., Class A	52,400	162,482
*	Zai Lab Ltd.	264,100	499,981
	Zangge Mining Co. Ltd., Class A	28,800	91,766
	ZBOM Home Collection Co. Ltd., Class A	14,742	23,019
	Zengame Technology Holding Ltd.	136,000	49,174
	Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	3,600	105,949
	Zhaojin Mining Industry Co. Ltd., Class H	509,000	912,546
	Zhe Jiang Li Zi Yuan Food Co. Ltd., Class A	11,830	15,960
	Zhefu Holding Group Co. Ltd., Class A	146,600	58,633
	Zhejiang Asia-Pacific Mechanical & Electronic Co. Ltd., Class A	22,700	23,321
	Zhejiang Ausun Pharmaceutical Co. Ltd., Class A	20,860	21,142
*	Zhejiang Century Huatong Group Co. Ltd., Class A	68,700	31,196
	Zhejiang Cfmoto Power Co. Ltd., Class A	6,400	118,568
	Zhejiang China Commodities City Group Co. Ltd., Class A	64,700	69,163
	Zhejiang Chint Electrics Co. Ltd., Class A	36,700	97,901
	Zhejiang Communications Technology Co. Ltd., Class A	100,800	51,191
	Zhejiang Crystal-Optech Co. Ltd., Class A	33,500	84,574
	Zhejiang Dahua Technology Co. Ltd., Class A	29,100	60,505
	Zhejiang Daily Digital Culture Group Co. Ltd., Class A	18,200	22,064
	Zhejiang Dingli Machinery Co. Ltd., Class A	7,840	56,981
	Zhejiang Expressway Co. Ltd., Class H	593,399	389,399
	Zhejiang Garden Biopharmaceutical Co. Ltd., Class A	25,800	58,073
	Zhejiang Hailiang Co. Ltd., Class A	42,600	45,874
	Zhejiang HangKe Technology, Inc. Co., Class A	15,826	37,594
	Zhejiang Hangmin Co. Ltd., Class A	40,400	38,355

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
*	Zhejiang Hisoar Pharmaceutical Co. Ltd., Class A	50,600	$36,995
	Zhejiang Huace Film & Television Co. Ltd., Class A	32,400	27,396
	Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	22,110	52,446
	Zhejiang Huangma Technology Co. Ltd., Class A	25,700	30,448
	Zhejiang Huatie Emergency Equipment Science & Technology Co. Ltd., Class A	27,000	18,695
	Zhejiang Huayou Cobalt Co. Ltd., Class A	27,540	89,560
	Zhejiang Jiahua Energy Chemical Industry Co. Ltd., Class A	63,100	60,712
	Zhejiang Jiecang Linear Motion Technology Co. Ltd., Class A	12,100	29,572
	Zhejiang Jiemei Electronic & Technology Co. Ltd., Class A	10,500	28,214
	Zhejiang Jinggong Integration Technology Co. Ltd., Class A	12,700	22,834
	Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	24,200	100,143
	Zhejiang Jingu Co. Ltd., Class A	31,000	20,777
	Zhejiang Jingxin Pharmaceutical Co. Ltd., Class A	37,420	54,730
*	Zhejiang Jinke Tom Culture Industry Co. Ltd., Class A	48,800	23,967
	Zhejiang JIULI Hi-tech Metals Co. Ltd., Class A	20,300	60,191
	Zhejiang Jiuzhou Pharmaceutical Co. Ltd., Class A	20,200	39,549
	Zhejiang Juhua Co. Ltd., Class A	48,400	132,565
	Zhejiang Lante Optics Co. Ltd., Class A	8,359	22,214
	Zhejiang Longsheng Group Co. Ltd., Class A	49,400	61,472
	Zhejiang Medicine Co. Ltd., Class A	41,500	79,773
	Zhejiang Meida Industrial Co. Ltd., Class A	27,000	27,371
	Zhejiang Narada Power Source Co. Ltd., Class A	31,800	38,097
	Zhejiang NHU Co. Ltd., Class A	55,176	159,539
	Zhejiang Orient Financial Holdings Group Co. Ltd., Class A	67,340	33,364
*	Zhejiang Orient Gene Biotech Co. Ltd., Class A	9,572	38,523
	Zhejiang Qianjiang Motorcycle Co. Ltd., Class A	18,800	43,376
	Zhejiang Runtu Co. Ltd., Class A	45,300	36,432
	Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	11,940	30,504
	Zhejiang Sanmei Chemical Industry Co. Ltd., Class A	4,100	17,798
	Zhejiang Semir Garment Co. Ltd., Class A	113,000	79,546
	Zhejiang Shaoxing RuiFeng Rural Commercial Bank Co. Ltd., Class A	33,300	22,786
	Zhejiang Shouxiangu Pharmaceutical Co. Ltd., Class A	6,700	21,094
	Zhejiang Shuanghuan Driveline Co. Ltd., Class A	7,200	22,611
	Zhejiang Songyuan Automotive Safety Systems Co. Ltd., Class A	2,700	10,815
	Zhejiang Southeast Space Frame Co. Ltd., Class A	46,800	26,089
	Zhejiang Sunoren Solar Technology Co. Ltd., Class A	17,400	19,402
	Zhejiang Supor Co. Ltd., Class A	6,400	44,517
	Zhejiang Taihua New Material Group Co. Ltd., Class A	15,300	22,736
*	Zhejiang Tiantie Industry Co. Ltd., Class A	32,580	18,652
	Zhejiang Tianyu Pharmaceutical Co. Ltd., Class A	16,220	36,974
	Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	106,200	210,053
	Zhejiang Wanliyang Co. Ltd., Class A	39,600	27,241
	Zhejiang Wanma Co. Ltd., Class A	59,300	57,052
	Zhejiang Wansheng Co. Ltd., Class A	21,800	27,390
	Zhejiang Weiming Environment Protection Co. Ltd., Class A	35,294	93,645
	Zhejiang Weixing Industrial Development Co. Ltd., Class A	24,000	39,103
	Zhejiang Weixing New Building Materials Co. Ltd., Class A	38,900	75,456
	Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A	7,800	21,045
	Zhejiang XCC Group Co. Ltd., Class A	8,400	18,362
	Zhejiang Xinan Chemical Industrial Group Co. Ltd., Class A	45,640	49,041
	Zhejiang Xinao Textiles, Inc., Class A	21,700	19,551
	Zhejiang Yasha Decoration Co. Ltd., Class A	49,500	22,658
	Zhejiang Yinlun Machinery Co. Ltd., Class A	34,400	75,888
	Zhejiang Yonghe Refrigerant Co. Ltd., Class A	3,800	9,336
*	Zhejiang Yongtai Technology Co. Ltd., Class A	25,500	28,556
	Zhejiang Zhaolong Interconnect Technology Co. Ltd., Class A	3,200	13,814
	Zhende Medical Co. Ltd., Class A	17,100	50,170
	Zhengzhou Coal Mining Machinery Group Co. Ltd., Class H	143,600	159,021

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
CHINA — (Continued)
	Zhenjiang Dongfang Electric Heating Technology Co. Ltd., Class A	37,600	$18,821
	Zheshang Securities Co. Ltd., Class A	21,200	34,101
*	Zhewen Interactive Group Co. Ltd., Class A	38,900	22,788
*	Zhihu, Inc.	18,100	19,580
*Ω	ZhongAn Online P&C Insurance Co. Ltd., Class H	315,500	538,699
	Zhongji Innolight Co. Ltd., Class A	3,780	68,823
	Zhongjin Gold Corp. Ltd., Class A	80,400	179,770
	ZhongMan Petroleum & Natural Gas Group Corp. Ltd., Class A	13,000	37,500
*	Zhongnongfa Seed Industry Group Co. Ltd., Class A	25,000	19,447
	Zhongshan Broad Ocean Motor Co. Ltd., Class A	91,800	59,851
	Zhongshan Public Utilities Group Co. Ltd., Class A	32,000	33,548
	Zhongsheng Group Holdings Ltd.	504,500	787,148
	Zhongtai Securities Co. Ltd., Class A	51,600	43,104
*††	Zhongtian Financial Group Co. Ltd., Class A	321,400	0
	Zhongtong Bus Co. Ltd., Class A	15,400	25,814
*	Zhongyu Energy Holdings Ltd.	283,455	167,087
	Zhongyuan Environment-Protection Co. Ltd., Class A	19,900	20,802
#Ω	Zhou Hei Ya International Holdings Co. Ltd.	534,500	112,207
	Zhuhai Huafa Properties Co. Ltd., Class A	34,765	28,775
	Zhuzhou CRRC Times Electric Co. Ltd., Class H	89,650	330,856
	Zhuzhou Hongda Electronics Corp. Ltd., Class A	14,300	45,739
	Zhuzhou Kibing Group Co. Ltd., Class A	63,100	53,417
*	Zhuzhou Smelter Group Co. Ltd., Class A	19,900	22,418
	Zhuzhou Times New Material Technology Co. Ltd., Class A	14,600	19,887
	ZJMI Environmental Energy Co. Ltd., Class A	23,500	40,388
#	Zonqing Environmental Ltd.	8,000	27,040
	Zoomlion Heavy Industry Science & Technology Co. Ltd., Class H	293,000	165,567
	ZTE Corp., Class H	168,520	377,498
	ZTO Express Cayman, Inc. (2057 HK)	86,050	1,635,289
	ZTO Express Cayman, Inc. (ZTO US), ADR	52,403	993,037
*Ω	Zylox-Tonbridge Medical Technology Co. Ltd.	18,500	24,891
TOTAL CHINA			352,747,674
COLOMBIA — (0.1%)
	Almacenes Exito SA, BDR	68,647	145,276
	BAC Holding International Corp.	314,764	22,300
	Banco de Bogota SA	6,876	42,468
	Bancolombia SA (BCOLO CB)	28,040	252,782
	Bancolombia SA (CIB US), Sponsored ADR	10,787	359,423
	Bolsa de Valores de Colombia	3,425	8,531
	Celsia SA ESP	126,912	124,061
	Cementos Argos SA	24,529	50,559
	Corp. Financiera Colombiana SA	50,633	164,984
	Ecopetrol SA	86,458	46,420
	Grupo Energia Bogota SA ESP	148,716	90,309
	Interconexion Electrica SA ESP	47,866	206,777
	Mineros SA	75,622	64,216
	Promigas SA ESP	13,434	23,943
	Sociedad Portafolio SA	1,494	2,618
TOTAL COLOMBIA			1,604,667
CZECH REPUBLIC — (0.1%)
	Komercni Banka AS	12,854	444,081
Ω	Moneta Money Bank AS	104,876	480,275
TOTAL CZECH REPUBLIC			924,356
EGYPT — (0.0%)
	Commercial International Bank - Egypt (CIB) (CBKD LI), GDR	404,349	668,561

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
EGYPT — (Continued)
*	EFG Holding SAE (EFGD LI), GDR	2,386	$2,046
*	EFG Holding SAE (EFGZF US), GDR	12,944	11,132
TOTAL EGYPT			681,739
GREECE — (0.5%)
	Aegean Airlines SA	17,670	219,981
	Alpha Services & Holdings SA	399,847	737,753
	Athens Water Supply & Sewage Co. SA	7,860	49,413
	Autohellas Tourist & Trading SA	10,750	137,962
	Bank of Greece	9,494	143,068
	Ellaktor SA	32,777	69,460
#	ElvalHalcor SA	30,835	63,093
	Epsilon Net SA	7,793	101,208
	Eurobank Ergasias Services & Holdings SA, Class A	353,467	809,888
*††	FF Group	11,777	0
	Fourlis Holdings SA	17,514	74,530
	GEK Terna SA	24,768	479,894
	Hellenic Exchanges - Athens Stock Exchange SA	9,416	48,904
	Hellenic Telecommunications Organization SA	26,133	429,359
	Helleniq Energy Holdings SA	33,427	267,735
	Ideal Holdings SA	10,394	66,240
	Intracom Holdings SA	28,810	103,845
*	Intrakat Technical & Energy Projects SA	10,661	57,530
	Jumbo SA	22,346	598,838
	Kri-Kri Milk Industry SA	4,083	51,005
*	LAMDA Development SA	26,091	214,943
	Metlen Energy & Metals SA	18,314	723,760
	Motor Oil Hellas Corinth Refineries SA	24,847	633,346
	National Bank of Greece SA	101,865	894,200
	Piraeus Financial Holdings SA	117,081	494,663
	Piraeus Port Authority SA	3,226	90,696
	Quest Holdings SA	11,811	68,747
	Sarantis SA	7,247	86,117
	Terna Energy SA	805	16,761
	Thrace Plastics Holding & Co.	11,889	53,289
TOTAL GREECE			7,786,228
HONG KONG — (0.0%)
*††	CECEP COSTIN New Materials Group Ltd.	186,000	0
*††	China Common Rich Renewable Energy Investments Ltd.	1,016,000	0
*††	China Properties Investment Holdings Ltd.	128,000	0
#	Gushengtang Holdings Ltd.	41,000	183,953
*	Kai Yuan Holdings Ltd.	1,320,000	2,283
*††	Nan Hai Corp. Ltd.	4,000,000	0
	PAX Global Technology Ltd.	414,000	232,292
*	Phoenix Media Investment Holdings Ltd.	46,600	9,225
*††	Tian Shan Development Holding Ltd.	114,000	0
	Time Interconnect Technology Ltd.	48,000	20,950
*††	Untrade.Ch Wood Opti	164,000	0
#††	Untrade.Lumena Newmat	23,400	0
TOTAL HONG KONG			448,703
HUNGARY — (0.2%)
*	4iG Nyrt	18,019	39,035
	Magyar Telekom Telecommunications PLC	130,872	391,960
#*	MASTERPLAST Nyrt	1,200	10,173
	MOL Hungarian Oil & Gas PLC	132,354	1,031,436
	Opus Global Nyrt	78,422	94,138

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
HUNGARY — (Continued)
	OTP Bank Nyrt	33,715	$1,728,283
TOTAL HUNGARY			3,295,025
INDIA — (20.9%)
	360 ONE WAM Ltd.	62,404	846,962
*	3i Infotech Ltd.	86,375	38,323
	3M India Ltd.	363	170,633
	63 Moons Technologies Ltd.	11,990	56,383
	Aarti Industries Ltd.	57,016	511,068
	Aarti Pharmalabs Ltd.	14,254	108,026
*	Aavas Financiers Ltd.	9,955	199,752
	ABB India Ltd.	4,767	450,896
	Accelya Solutions India Ltd.	1,695	36,685
	Action Construction Equipment Ltd.	15,624	260,203
*	Adani Energy Solutions Ltd.	27,177	368,845
*	Adani Green Energy Ltd.	32,738	723,412
	Adani Total Gas Ltd.	21,273	227,656
*	Adani Wilmar Ltd.	4,945	20,549
	ADF Foods Ltd.	22,990	64,612
*	Aditya Birla Capital Ltd.	137,298	372,920
	Advanced Enzyme Technologies Ltd.	19,244	96,385
	Aegis Logistics Ltd.	63,627	635,659
*	Aether Industries Ltd.	2,512	26,970
*	Affle India Ltd.	3,312	59,749
	AGI Greenpac Ltd.	13,684	131,230
	Agro Tech Foods Ltd.	3,238	35,674
	Ahluwalia Contracts India Ltd.	14,434	245,024
	AIA Engineering Ltd.	12,830	714,250
	Ajanta Pharma Ltd.	20,040	644,144
	Ajmera Realty & Infra India Ltd.	2,581	23,196
	Akzo Nobel India Ltd.	4,369	155,583
	Alembic Ltd.	38,303	65,397
	Alembic Pharmaceuticals Ltd.	26,863	380,124
	Alkyl Amines Chemicals	4,362	110,465
*	Allcargo Gati Ltd.	16,070	19,237
*	Allcargo Logistics Ltd.	164,560	128,480
	Allcargo Terminals Ltd.	41,140	25,656
*	Alok Industries Ltd.	38,647	12,488
	Amara Raja Energy & Mobility Ltd.	66,017	1,285,574
*	Amber Enterprises India Ltd.	6,753	349,891
	Ambika Cotton Mills Ltd.	875	22,450
	Anant Raj Ltd.	55,047	366,072
	Andhra Sugars Ltd.	25,805	36,548
	Angel One Ltd.	20,282	526,600
*Ω	Antony Waste Handling Cell Ltd.	2,458	23,913
	Anup Engineering Ltd.	2,718	58,657
	Apar Industries Ltd.	9,235	1,023,650
	APL Apollo Tubes Ltd.	48,102	858,912
	Apollo Pipes Ltd.	3,606	27,549
	Apollo Tyres Ltd.	199,907	1,331,322
	Aptech Ltd.	7,613	21,696
*	Arman Financial Services Ltd.	1,208	27,143
	Arvind Fashions Ltd.	23,253	143,386
	Arvind Ltd.	118,484	533,420
	Arvind SmartSpaces Ltd.	3,774	34,328
	Asahi India Glass Ltd.	26,662	215,076
*	Ashapura Minechem Ltd.	8,664	38,348
	Ashiana Housing Ltd.	17,142	81,443
	Ashok Leyland Ltd.	556,702	1,712,717

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Ashoka Buildcon Ltd.	101,292	$310,376
*	Asian Granito India Ltd.	39,862	40,217
	Asian Paints Ltd.	58,872	2,174,845
	Astec Lifesciences Ltd.	2,277	33,135
	Astral Ltd.	27,004	708,645
	AstraZeneca Pharma India Ltd.	813	68,215
*	Atul Auto Ltd.	3,716	32,203
	Atul Ltd.	5,157	491,566
Ω	AU Small Finance Bank Ltd.	47,213	364,917
	AurionPro Solutions Ltd.	10,496	202,642
	Automotive Axles Ltd.	1,422	35,397
	Avadh Sugar & Energy Ltd.	6,289	48,350
	Avanti Feeds Ltd.	21,053	171,729
*Ω	Avenue Supermarts Ltd.	7,834	463,903
	Axis Bank Ltd. (AXSB IN)	591,864	8,279,980
*	AXISCADES Technologies Ltd.	4,408	29,871
	Bajaj Auto Ltd.	11,331	1,311,270
	Bajaj Consumer Care Ltd.	40,812	129,524
	Bajaj Finance Ltd.	33,525	2,732,849
	Bajaj Finserv Ltd.	81,247	1,604,717
*	Bajaj Hindusthan Sugar Ltd.	494,081	262,487
	Bajaj Holdings & Investment Ltd.	6,407	739,412
	Balaji Amines Ltd.	4,328	129,412
	Balkrishna Industries Ltd.	20,605	816,304
	Balmer Lawrie & Co. Ltd.	37,384	131,424
	Balrampur Chini Mills Ltd.	64,088	371,161
	Banco Products India Ltd.	22,240	202,691
Ω	Bandhan Bank Ltd.	317,320	826,828
	Bank of Baroda	210,432	640,931
	Bank of India	146,663	220,987
	Bank of Maharashtra	358,842	287,927
	Bannari Amman Sugars Ltd.	1,410	54,008
	BASF India Ltd.	4,992	372,386
	Bata India Ltd.	22,969	438,243
	BEML Ltd.	8,602	470,102
	Berger Paints India Ltd.	78,596	522,412
*	BF Utilities Ltd.	5,676	54,923
	Bhagiradha Chemicals & Industries Ltd.	6,110	26,982
	Bhansali Engineering Polymers Ltd.	56,361	101,606
	Bharat Bijlee Ltd.	3,390	203,744
	Bharat Forge Ltd.	58,000	1,202,322
	Bharat Petroleum Corp. Ltd.	210,876	886,915
	Bharat Rasayan Ltd.	340	45,982
*	Bharat Wire Ropes Ltd.	5,468	17,213
	Bharti Airtel Ltd.	439,965	7,867,138
	Biocon Ltd.	83,052	359,533
	Birlasoft Ltd.	84,675	685,607
*	BL Kashyap & Sons Ltd.	10,978	14,018
*	Black Box Ltd.	26,907	165,285
	BLS International Services Ltd.	37,915	162,679
	Blue Dart Express Ltd.	1,912	186,788
	Blue Star Ltd.	38,182	790,254
	Bombay Burmah Trading Co.	14,764	402,131
*	Borosil Ltd.	7,671	34,910
*	Borosil Renewables Ltd.	12,458	83,080
*††	Borosil Scientific Ltd.	5,753	13,192
	Bosch Ltd.	813	338,287
	Brigade Enterprises Ltd.	18,423	277,621
*	Brightcom Group Ltd.	644,356	55,640

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	Britannia Industries Ltd.	20,607	$1,428,747
	BSE Ltd.	24,570	754,456
*	Camlin Fine Sciences Ltd.	25,411	36,966
	Can Fin Homes Ltd.	51,290	520,299
	Canara Bank	461,269	633,370
	Cantabil Retail India Ltd.	1,368	4,621
*	Capacit'e Infraprojects Ltd.	19,654	76,565
	Carborundum Universal Ltd.	41,823	866,293
	Care Ratings Ltd.	10,849	128,236
*	Cartrade Tech Ltd.	4,990	52,182
	Carysil Ltd.	3,723	34,759
	Castrol India Ltd.	148,816	467,822
	CCL Products India Ltd.	36,971	296,974
	CE Info Systems Ltd.	3,469	98,870
	Ceat Ltd.	12,032	389,299
	Central Depository Services India Ltd.	21,603	651,227
	Centum Electronics Ltd.	1,210	24,917
	Century Enka Ltd.	9,604	66,366
	Century Plyboards India Ltd.	25,804	218,714
	Century Textiles & Industries Ltd.	22,804	639,949
	Cera Sanitaryware Ltd.	1,983	212,538
	CG Power & Industrial Solutions Ltd.	174,085	1,541,187
*	Chalet Hotels Ltd.	19,180	193,791
	Chambal Fertilisers & Chemicals Ltd.	104,020	645,442
	Chennai Petroleum Corp. Ltd.	20,061	239,057
*	Choice International Ltd.	6,753	32,248
	Cholamandalam Financial Holdings Ltd.	57,246	1,039,860
	Cholamandalam Investment & Finance Co. Ltd.	97,302	1,650,853
	CIE Automotive India Ltd.	64,286	452,496
	Cigniti Technologies Ltd.	6,994	114,146
	City Union Bank Ltd.	133,340	274,972
	CMS Info Systems Ltd.	21,563	148,095
*Ω	Coffee Day Enterprises Ltd.	16,288	10,214
	Coforge Ltd.	21,794	1,647,658
	Colgate-Palmolive India Ltd.	32,157	1,310,568
	Computer Age Management Services Ltd.	11,745	632,759
	Confidence Petroleum India Ltd.	42,126	44,729
	Container Corp. of India Ltd.	51,103	636,048
	Control Print Ltd.	924	9,339
	Coromandel International Ltd.	64,899	1,295,976
	Cosmo First Ltd.	5,699	64,098
	CreditAccess Grameen Ltd.	28,525	455,489
	CRISIL Ltd.	7,346	386,079
	Crompton Greaves Consumer Electricals Ltd.	204,411	1,098,179
*	CSB Bank Ltd.	34,895	137,629
	Cummins India Ltd.	24,451	1,128,748
	Cyient Ltd.	29,303	615,822
Ω	D P Abhushan Ltd.	493	7,649
	Dabur India Ltd.	87,868	669,148
	Dalmia Bharat Sugar & Industries Ltd.	9,275	45,432
	Datamatics Global Services Ltd.	10,510	82,173
	DB Corp. Ltd.	37,729	158,960
	DCB Bank Ltd.	102,609	154,999
	DCM Shriram Industries Ltd.	11,158	29,533
	DCM Shriram Ltd.	19,605	247,554
	DCW Ltd.	83,262	70,403
	Deepak Fertilisers & Petrochemicals Corp. Ltd.	33,488	377,593
	Deepak Nitrite Ltd.	24,478	907,434
*	Delhivery Ltd.	72,263	350,284

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
*	DEN Networks Ltd.	84,810	$58,475
*	Dhampur Sugar Mills Ltd.	16,913	44,817
*	Dhani Services Ltd.	125,492	82,869
*	Dhanlaxmi Bank Ltd.	92,674	49,565
	Dhanuka Agritech Ltd.	7,353	153,180
Ω	Dilip Buildcon Ltd.	22,705	140,958
*	Dish TV India Ltd.	456,098	88,633
*	Dishman Carbogen Amcis Ltd.	29,525	71,772
	Divi's Laboratories Ltd.	11,360	670,323
	Dixon Technologies India Ltd.	13,346	1,934,684
	DLF Ltd.	70,318	750,234
	Dollar Industries Ltd.	4,718	28,873
Ω	Dr Lal PathLabs Ltd.	14,337	531,919
	Dreamfolks Services Ltd.	1,809	10,177
*	Dredging Corp. of India Ltd.	1,423	20,418
*	Dwarikesh Sugar Industries Ltd.	47,280	42,294
	Dynamatic Technologies Ltd.	1,424	121,145
	eClerx Services Ltd.	12,138	348,458
	Edelweiss Financial Services Ltd.	272,403	229,607
	Eicher Motors Ltd.	20,322	1,211,011
	EID Parry India Ltd.	50,617	496,336
	EIH Associated Hotels	5,499	62,119
	Eimco Elecon India Ltd.	452	17,461
	Elecon Engineering Co. Ltd.	21,776	163,524
	Elgi Equipments Ltd.	69,209	573,076
	Emami Ltd.	86,856	852,831
	eMudhra Ltd.	1,018	10,654
Ω	Endurance Technologies Ltd.	12,236	379,551
	Engineers India Ltd.	125,936	395,990
	Epigral Ltd.	4,939	102,152
	EPL Ltd.	65,458	176,785
*	Equinox India Developments Ltd.	218,593	356,067
Ω	Equitas Small Finance Bank Ltd.	170,899	165,695
*Ω	Eris Lifesciences Ltd.	16,152	219,054
	ESAB India Ltd.	1,997	153,074
	Escorts Kubota Ltd.	9,713	486,163
	Everest Industries Ltd.	4,404	63,277
	Everest Kanto Cylinder Ltd.	17,733	36,159
	Exide Industries Ltd.	213,946	1,341,955
	Expleo Solutions Ltd.	795	12,467
	Fairchem Organics Ltd.	588	9,561
*	FDC Ltd.	30,677	187,122
	Federal Bank Ltd.	916,741	2,211,672
*	Federal-Mogul Goetze India Ltd.	2,017	10,753
	FIEM Industries Ltd.	4,582	74,354
	Filatex India Ltd.	60,404	44,797
	Fine Organic Industries Ltd.	2,787	185,002
	Fineotex Chemical Ltd.	11,314	52,109
*	Fino Payments Bank Ltd.	6,095	23,360
	Finolex Cables Ltd.	33,325	610,577
	Finolex Industries Ltd.	115,362	439,519
	Firstsource Solutions Ltd.	143,548	469,472
	Force Motors Ltd.	2,387	265,177
*	Fusion Micro Finance Ltd.	11,064	57,441
	Gabriel India Ltd.	41,823	250,344
	GAIL India Ltd. (GAIL IN)	521,268	1,504,590
	Galaxy Surfactants Ltd.	4,294	152,703
*	Ganesh Benzoplast Ltd.	5,583	11,247
	Ganesh Housing Corp. Ltd.	7,737	86,443

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Ganesha Ecosphere Ltd.	2,332	$44,316
	Garware Hi-Tech Films Ltd.	1,498	45,013
	Garware Technical Fibres Ltd.	3,987	183,609
	Gateway Distriparks Ltd.	141,906	186,886
*	Genesys International Corp. Ltd.	1,260	10,870
	Geojit Financial Services Ltd.	55,870	73,906
	GHCL Ltd.	44,127	299,952
	GHCL Textiles Ltd.	44,127	55,531
	GIC Housing Finance Ltd.	19,511	61,548
	Gillette India Ltd.	2,641	246,782
*Ω	Gland Pharma Ltd.	948	24,051
	GlaxoSmithKline Pharmaceuticals Ltd.	14,084	460,961
	GMM Pfaudler Ltd.	8,264	142,978
*	GMR Airports Infrastructure Ltd.	649,783	791,642
	GNA Axles Ltd.	3,387	17,032
*	Go Fashion India Ltd.	4,137	57,039
	Godawari Power & Ispat Ltd.	21,936	294,361
Ω	Godrej Agrovet Ltd.	13,078	132,945
	Godrej Consumer Products Ltd.	41,497	718,208
*	Godrej Industries Ltd.	27,030	293,411
*	Godrej Properties Ltd.	16,283	628,380
	Gokaldas Exports Ltd.	10,520	120,677
	Goldiam International Ltd.	15,377	34,687
	Goodyear India Ltd.	3,147	46,093
	Granules India Ltd.	78,534	593,341
	Graphite India Ltd.	29,753	189,623
	Grauer & Weil India Ltd.	74,446	79,139
	Gravita India Ltd.	10,189	200,470
	Great Eastern Shipping Co. Ltd.	66,135	1,099,350
	Greaves Cotton Ltd.	45,523	95,982
	Greenlam Industries Ltd.	13,155	90,967
	Greenpanel Industries Ltd.	32,075	138,676
	Greenply Industries Ltd.	26,592	114,594
	Grindwell Norton Ltd.	14,073	433,805
	Gujarat Alkalies & Chemicals Ltd.	11,190	106,782
	Gujarat Ambuja Exports Ltd.	88,138	147,216
	Gujarat Fluorochemicals Ltd.	9,327	378,280
	Gujarat Gas Ltd.	33,997	275,682
	Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	48,081	409,386
	Gujarat Pipavav Port Ltd.	144,453	398,667
	Gujarat State Fertilizers & Chemicals Ltd.	125,771	370,279
	Gujarat State Petronet Ltd.	198,246	805,841
	Gulf Oil Lubricants India Ltd.	6,831	98,613
	Happiest Minds Technologies Ltd.	20,305	197,868
Ω	Harsha Engineers Ltd.	5,187	34,366
*	Hathway Cable & Datacom Ltd.	233,385	67,322
	Hatsun Agro Product Ltd.	22,928	336,794
	Havells India Ltd.	34,877	770,166
	HBL Power Systems Ltd.	53,925	402,024
	HCL Technologies Ltd.	217,744	4,279,965
Ω	HDFC Asset Management Co. Ltd.	24,715	1,216,152
	HDFC Bank Ltd.	373,621	7,229,779
Ω	HDFC Life Insurance Co. Ltd.	45,086	386,691
	HEG Ltd.	7,011	187,150
	Heritage Foods Ltd.	27,458	190,160
	Hero MotoCorp Ltd. (HMCL IN)	33,163	2,191,970
	Hester Biosciences Ltd.	1,012	37,396
*	Heubach Colorants India Ltd.	7,185	42,187
	HFCL Ltd.	323,839	519,990

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	HG Infra Engineering Ltd.	11,008	$213,752
	Hikal Ltd.	9,188	39,696
	HIL Ltd.	2,556	91,860
	Himadri Speciality Chemical Ltd.	89,176	461,514
*	Himatsingka Seide Ltd.	28,946	52,640
	Hinduja Global Solutions Ltd.	3,017	29,204
*	Hindustan Construction Co. Ltd.	332,179	222,134
	Hindustan Copper Ltd.	73,557	284,521
*	Hindustan Foods Ltd.	5,334	37,617
	Hindustan Unilever Ltd.	62,144	2,011,515
	Hindware Home Innovation Ltd.	9,176	48,950
	Hitachi Energy India Ltd.	2,171	301,359
	HI-Tech Pipes Ltd.	15,257	28,148
	Hle Glascoat Ltd.	4,365	22,980
*	HLV Ltd.	49,937	13,224
Ω	Home First Finance Co. India Ltd.	1,052	13,116
	Honda India Power Products Ltd.	1,898	90,872
	Huhtamaki India Ltd.	11,366	52,340
	I G Petrochemicals Ltd.	3,997	29,754
	ICICI Bank Ltd. (IBN US), Sponsored ADR	241,227	7,022,133
	ICICI Bank Ltd. (ICICIBC IN)	488,233	7,123,747
Ω	ICICI Lombard General Insurance Co. Ltd.	41,899	1,012,908
Ω	ICICI Prudential Life Insurance Co. Ltd.	31,125	275,583
Ω	ICICI Securities Ltd.	36,752	339,978
	ICRA Ltd.	651	43,770
*	IDFC First Bank Ltd.	761,547	694,254
	IDFC Ltd.	610,819	823,825
*	IFB Industries Ltd.	2,707	57,343
	IIFL Finance Ltd.	119,531	633,772
	IIFL Securities Ltd.	90,784	234,550
*	Imagicaaworld Entertainment Ltd.	27,765	27,995
	India Nippon Electricals Ltd.	1,257	11,908
	India Power Corp. Ltd.	116,805	31,232
	Indian Bank	55,050	400,576
Ω	Indian Energy Exchange Ltd.	127,524	293,194
	Indian Hotels Co. Ltd.	146,609	1,126,731
	Indian Oil Corp. Ltd.	388,258	846,916
	Indian Railway Catering & Tourism Corp. Ltd.	39,219	464,857
Ω	Indian Railway Finance Corp. Ltd.	219,803	511,019
	Indigo Paints Ltd.	1,658	29,796
	Indo Count Industries Ltd.	37,669	179,195
	Indoco Remedies Ltd.	15,345	61,068
	Indraprastha Gas Ltd.	70,839	464,942
*	Indus Towers Ltd.	261,632	1,356,565
	IndusInd Bank Ltd.	75,440	1,289,625
	Infibeam Avenues Ltd.	510,318	192,233
	Info Edge India Ltd.	12,605	1,066,447
	Infosys Ltd. (INFO IN)	635,690	14,101,961
#	Infosys Ltd. (INFY US), Sponsored ADR	87,126	1,928,098
	Ingersoll Rand India Ltd.	3,630	192,478
*	Inox Wind Ltd.	175,904	386,297
	Insecticides India Ltd.	5,335	50,912
	Intellect Design Arena Ltd.	30,927	359,160
*Ω	InterGlobe Aviation Ltd.	17,175	918,646
	IOL Chemicals & Pharmaceuticals Ltd.	11,131	57,702
	ION Exchange India Ltd.	7,674	64,038
	IRB Infrastructure Developers Ltd.	425,087	338,157
Ω	IRCON International Ltd.	142,602	493,507
	ISGEC Heavy Engineering Ltd.	13,999	264,192

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	ITD Cementation India Ltd.	81,758	$503,848
	J Kumar Infraprojects Ltd.	26,887	278,293
*	Jagran Prakashan Ltd.	39,685	48,013
	Jai Corp. Ltd.	10,895	49,673
	Jammu & Kashmir Bank Ltd.	214,245	282,868
	Jamna Auto Industries Ltd.	98,308	171,532
	Jash Engineering Ltd.	372	11,286
	JB Chemicals & Pharmaceuticals Ltd.	31,244	717,860
	JBM Auto Ltd.	10,587	257,208
	Jindal Drilling & Industries Ltd.	4,578	37,803
	Jindal Poly Films Ltd.	3,455	35,856
	Jindal Saw Ltd.	110,663	851,026
	Jindal Stainless Ltd.	129,429	1,146,268
*	Jio Financial Services Ltd.	265,004	1,042,577
*	JITF Infralogistics Ltd.	1,900	20,416
	JK Paper Ltd.	51,275	309,630
	JK Tyre & Industries Ltd.	89,512	476,311
	JM Financial Ltd.	203,225	254,689
	JTEKT India Ltd.	28,591	73,244
	Jubilant Foodworks Ltd.	132,158	945,758
	Jubilant Ingrevia Ltd.	17,901	130,513
	Jubilant Pharmova Ltd.	38,331	355,692
	Jupiter Wagons Ltd.	28,593	209,127
*	Just Dial Ltd.	9,641	146,375
	Jyothy Labs Ltd.	66,710	420,928
*	Jyoti Structures Ltd.	74,182	26,404
	Kajaria Ceramics Ltd.	31,668	561,759
	Kalpataru Projects International Ltd.	54,286	890,974
	Kamdhenu Ltd.	1,611	9,773
	Kansai Nerolac Paints Ltd.	56,800	208,586
	Karnataka Bank Ltd.	80,960	230,119
	Karur Vysya Bank Ltd.	221,304	612,116
	Kaveri Seed Co. Ltd.	10,033	128,373
	KDDL Ltd.	2,617	109,631
	KEC International Ltd.	54,837	608,133
	KEI Industries Ltd.	25,083	1,303,683
	Kennametal India Ltd.	2,523	102,068
*	Kesoram Industries Ltd.	77,526	202,456
	Kewal Kiran Clothing Ltd.	6,875	55,659
	Kirloskar Brothers Ltd.	15,580	454,032
*	Kirloskar Electric Co. Ltd.	4,421	12,720
	Kirloskar Ferrous Industries Ltd.	32,419	291,692
	Kirloskar Industries Ltd.	302	21,967
	Kirloskar Oil Engines Ltd.	45,359	677,508
	Kitex Garments Ltd.	4,030	11,318
	KNR Constructions Ltd.	78,899	383,120
	Kolte-Patil Developers Ltd.	11,761	54,615
	Kopran Ltd.	12,383	39,464
	Kotak Mahindra Bank Ltd.	71,915	1,560,677
	KPIT Technologies Ltd.	70,033	1,551,161
	KPR Mill Ltd.	33,229	347,782
	KRBL Ltd.	25,358	97,090
	Krsnaa Diagnostics Ltd.	3,412	27,832
	KSB Ltd.	17,455	200,991
	L&T Finance Ltd.	286,021	617,495
Ω	L&T Technology Services Ltd.	6,682	418,101
	LA Opala RG Ltd.	10,121	39,107
	Lakshmi Machine Works Ltd.	1,072	199,764
Ω	Laurus Labs Ltd.	144,854	802,276

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Laxmi Organic Industries Ltd.	25,081	$77,546
*Ω	Lemon Tree Hotels Ltd.	55,621	100,190
	LG Balakrishnan & Bros Ltd.	13,711	234,198
	LIC Housing Finance Ltd.	180,416	1,657,151
	Lloyds Engineering Works Ltd.	38,592	39,753
	LT Foods Ltd.	85,633	299,305
Ω	LTIMindtree Ltd.	22,539	1,528,895
	Lumax Auto Technologies Ltd.	17,711	119,571
	Lumax Industries Ltd.	1,385	48,336
	LUX Industries Ltd.	2,738	67,522
	Mahanagar Gas Ltd.	19,385	431,105
	Maharashtra Scooters Ltd.	748	83,161
	Maharashtra Seamless Ltd.	28,184	219,280
	Mahindra & Mahindra Financial Services Ltd.	193,050	699,935
	Mahindra & Mahindra Ltd.	125,806	4,381,172
*	Mahindra Holidays & Resorts India Ltd.	26,275	143,508
	Mahindra Lifespace Developers Ltd.	36,794	267,153
Ω	Mahindra Logistics Ltd.	8,042	49,514
	Man Industries India Ltd.	11,126	62,481
	Man Infraconstruction Ltd.	66,230	161,242
	Manappuram Finance Ltd.	314,625	808,021
	Marico Ltd.	135,338	1,092,747
*Ω	Marine Electricals India Ltd.	27,197	85,075
	Maruti Suzuki India Ltd.	14,284	2,285,502
Ω	MAS Financial Services Ltd.	23,631	81,293
	Mastek Ltd.	7,940	269,455
*	Max Estates Ltd.	12,691	82,517
	Mayur Uniquoters Ltd.	9,705	75,685
	Mazagon Dock Shipbuilders Ltd.	4,781	300,070
*	Medplus Health Services Ltd.	7,945	64,514
*	Meghmani Organics Ltd.	19,472	20,520
Ω	Metropolis Healthcare Ltd.	10,176	257,098
	Minda Corp. Ltd.	35,037	207,423
Ω	Mishra Dhatu Nigam Ltd.	14,968	87,866
	MM Forgings Ltd.	11,976	85,509
	MOIL Ltd.	33,311	196,363
	Mold-Tek Packaging Ltd.	2,105	21,020
	Monte Carlo Fashions Ltd.	7,517	62,479
	Motherson Sumi Wiring India Ltd.	632,024	558,962
	Motilal Oswal Financial Services Ltd.	101,348	794,206
	Mphasis Ltd.	30,029	1,043,059
	MPS Ltd.	1,542	39,414
	MRF Ltd.	465	790,744
	Mrs Bectors Food Specialities Ltd.	14,189	237,843
	Mukand Ltd.	5,726	12,609
	Muthoot Finance Ltd.	46,432	1,019,547
	Navin Fluorine International Ltd.	3,126	141,930
*Ω	Navkar Corp. Ltd.	21,553	36,998
	Navneet Education Ltd.	44,640	86,490
	NELCO Ltd.	3,866	40,791
	Neogen Chemicals Ltd.	2,988	59,518
	NESCO Ltd.	11,313	125,542
	Neuland Laboratories Ltd.	4,643	491,026
*	New Delhi Television Ltd.	3,961	10,416
	Newgen Software Technologies Ltd.	20,786	257,762
	NHPC Ltd.	543,227	685,154
	NIIT Learning Systems Ltd.	36,285	203,889
	NIIT Ltd.	36,285	53,503
	Nilkamal Ltd.	2,955	67,961

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
Ω	Nippon Life India Asset Management Ltd.	69,564	$535,408
	Nitin Spinners Ltd.	5,171	26,262
	NOCIL Ltd.	46,637	185,078
	NRB Bearings Ltd.	34,282	134,755
	Nucleus Software Exports Ltd.	5,152	94,503
*	Nuvama Wealth Management Ltd.	2,740	207,422
	Oberoi Realty Ltd.	24,331	544,403
	One 97 Communications Ltd.	57,591	341,033
	Optiemus Infracom Ltd.	3,204	17,987
	Oracle Financial Services Software Ltd.	9,038	1,196,574
	Orient Electric Ltd.	33,170	115,027
	Oriental Aromatics Ltd.	439	2,445
	Oriental Carbon & Chemicals Ltd.	16,295	23,774
	Oriental Hotels Ltd.	27,350	47,215
	Page Industries Ltd.	1,369	692,677
	Paisalo Digital Ltd.	365,684	298,079
	Pakka Ltd.	6,623	23,165
	Panama Petrochem Ltd.	12,821	63,643
*Ω	Parag Milk Foods Ltd.	20,587	48,038
*	Paramount Communications Ltd.	24,044	23,561
	Patanjali Foods Ltd.	13,050	269,164
*	Patel Engineering Ltd.	246,677	176,901
*	PB Fintech Ltd.	21,312	368,002
*	PC Jeweller Ltd.	71,261	79,940
	PCBL Ltd.	107,984	421,180
	PDS Ltd.	4,227	29,223
	Pearl Global Industries Ltd.	4,305	52,296
*	Peninsula Land Ltd.	50,781	40,724
	Persistent Systems Ltd.	32,588	1,885,749
	Petronet LNG Ltd.	412,796	1,820,388
	Phoenix Mills Ltd.	11,359	487,829
	PI Industries Ltd.	16,074	851,132
	Pidilite Industries Ltd.	20,429	778,301
	Piramal Enterprises Ltd.	50,304	625,413
	Pitti Engineering Ltd.	3,235	46,900
	PIX Transmissions Ltd.	848	16,041
*Ω	PNB Housing Finance Ltd.	30,241	291,883
	PNC Infratech Ltd.	68,642	417,022
	Poly Medicure Ltd.	8,473	189,624
	Polycab India Ltd.	10,577	867,948
	Polyplex Corp. Ltd.	3,776	53,469
	Poonawalla Fincorp Ltd.	71,160	315,387
	Power Finance Corp. Ltd.	535,738	3,577,407
	Power Grid Corp. of India Ltd.	444,174	1,855,380
	Power Mech Projects Ltd.	3,578	267,322
	Praj Industries Ltd.	50,301	425,755
Ω	Prataap Snacks Ltd.	3,362	35,608
	Precision Camshafts Ltd.	3,589	8,446
	Precision Wires India Ltd.	17,154	33,113
	Prestige Estates Projects Ltd.	73,538	1,601,811
*	Pricol Ltd.	27,417	164,587
*	Prime Focus Ltd.	15,855	27,488
*	Prince Pipes & Fittings Ltd.	16,968	136,820
	Privi Speciality Chemicals Ltd.	2,721	52,552
	Procter & Gamble Health Ltd.	3,293	206,854
	Procter & Gamble Hygiene & Health Care Ltd.	2,169	436,950
	PSP Projects Ltd.	5,467	44,879
	PTC India Financial Services Ltd.	133,037	91,862
	PTC India Ltd.	144,661	390,748

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Punjab National Bank	338,432	$502,727
	Puravankara Ltd.	22,913	124,896
Ω	Quess Corp. Ltd.	28,544	244,615
	R Systems International Ltd.	5,799	33,031
	Rail Vikas Nigam Ltd.	65,392	472,177
*	Rain Industries Ltd.	85,963	178,892
*	Rajesh Exports Ltd.	11,590	43,642
	Rallis India Ltd.	36,557	144,678
	Ramco Industries Ltd.	17,856	52,789
*	Ramco Systems Ltd.	8,780	40,295
	Ramkrishna Forgings Ltd.	50,143	515,681
*	Ramky Infrastructure Ltd.	7,335	66,886
	Rane Holdings Ltd.	284	5,772
	Rashtriya Chemicals & Fertilizers Ltd.	107,630	281,454
	Ratnamani Metals & Tubes Ltd.	9,623	417,602
Ω	RBL Bank Ltd.	205,290	577,871
	REC Ltd.	481,144	3,712,362
	Redington Ltd.	374,937	949,990
*	Redtape Ltd.	21,209	182,736
	Reliance Industrial Infrastructure Ltd.	4,025	63,512
Ω	Reliance Industries Ltd. (RIGD LI), GDR	197	14,180
	Reliance Industries Ltd. (RIL IN)	126,127	4,544,390
Ω	Reliance Industries Ltd. (RLNIY US), GDR	124,956	9,009,328
*	Religare Enterprises Ltd.	27,579	83,838
	Repco Home Finance Ltd.	19,971	133,717
	Rico Auto Industries Ltd.	28,598	46,443
	RITES Ltd.	30,606	262,809
*	Rossari Biotech Ltd.	3,724	37,172
	Route Mobile Ltd.	4,943	96,267
*	RPSG Ventures Ltd.	3,954	37,859
	RSWM Ltd.	18,172	56,567
	Rupa & Co. Ltd.	4,478	16,884
	Safari Industries India Ltd.	9,000	223,694
	Saksoft Ltd.	11,220	39,826
Ω	Salasar Techno Engineering Ltd.	258,891	56,681
	Sammaan Capital Ltd.	206,746	431,944
	Samvardhana Motherson International Ltd.	639,600	1,506,949
	Sandhar Technologies Ltd.	9,738	75,790
	Sandur Manganese & Iron Ores Ltd.	1,475	10,169
	Sangam India Ltd.	4,409	22,282
	Sanghvi Movers Ltd.	15,858	221,737
Ω	Sansera Engineering Ltd.	4,626	78,562
*	Sapphire Foods India Ltd.	5,367	105,898
	Saregama India Ltd.	17,903	118,418
	Sasken Technologies Ltd.	2,274	45,730
*	Satin Creditcare Network Ltd.	25,445	69,140
	Savita Oil Technologies Ltd.	11,370	84,682
	SBI Cards & Payment Services Ltd.	58,631	509,392
Ω	SBI Life Insurance Co. Ltd.	56,314	1,182,742
	Schaeffler India Ltd.	8,670	442,827
*	Schneider Electric Infrastructure Ltd.	23,412	226,681
	SEAMEC Ltd.	2,229	42,377
*	SEPC Ltd.	287,033	72,688
*	Sequent Scientific Ltd.	34,602	59,384
	Seshasayee Paper & Boards Ltd.	18,452	77,930
Ω	SH Kelkar & Co. Ltd.	19,183	44,819
	Shakti Pumps India Ltd.	4,128	211,621
	Shankara Building Products Ltd.	3,629	29,538
	Shanthi Gears Ltd.	5,846	45,436

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Sharda Cropchem Ltd.	9,213	$62,610
	Sharda Motor Industries Ltd.	5,638	166,224
	Share India Securities Ltd.	2,951	10,747
*	Sheela Foam Ltd.	9,378	115,586
*	Shilpa Medicare Ltd.	16,072	130,602
*	Shipping Corp. of India Land & Assets Ltd.	79,327	97,266
	Shipping Corp. of India Ltd.	79,327	273,247
	Shivalik Bimetal Controls Ltd.	5,855	45,030
*	Shoppers Stop Ltd.	15,826	147,091
*	Shree Renuka Sugars Ltd.	164,176	100,401
	Shriram Finance Ltd.	70,532	2,474,604
	Shriram Pistons & Rings Ltd.	485	11,783
	Siemens Ltd.	4,010	341,784
*	SIS Ltd.	18,554	96,063
	Siyaram Silk Mills Ltd.	11,087	69,188
*	SJS Enterprises Ltd.	7,831	81,400
	SJVN Ltd.	165,485	294,924
	SKF India Ltd.	9,711	651,504
	Skipper Ltd.	3,606	17,951
*	SML ISUZU Ltd.	418	11,162
	Snowman Logistics Ltd.	49,401	50,085
	Sobha Ltd.	19,233	414,908
	Somany Ceramics Ltd.	8,051	74,510
	Sonata Software Ltd.	80,458	707,890
	South Indian Bank Ltd.	591,857	189,975
	SP Apparels Ltd.	2,998	31,641
*	Spandana Sphoorty Financial Ltd.	12,337	99,588
	SRF Ltd.	46,181	1,461,864
*	Star Cement Ltd.	23,860	60,002
	State Bank of India (SBIN IN)	268,139	2,809,746
	State Bank of India (SBKFF US), GDR	5,453	567,112
	Sterlite Technologies Ltd.	37,796	63,398
	Strides Pharma Science Ltd.	29,185	372,631
	Stylam Industries Ltd.	3,236	76,833
	Styrenix Performance Materials Ltd.	4,025	126,355
*	Subex Ltd.	185,975	76,205
	Subros Ltd.	11,222	94,408
	Sudarshan Chemical Industries Ltd.	18,585	208,986
	Sumitomo Chemical India Ltd.	21,921	136,303
	Sun TV Network Ltd.	53,547	575,339
	Sundaram Finance Ltd.	17,197	892,882
	Sundaram-Clayton Ltd.	2,777	63,143
	Sundram Fasteners Ltd.	42,894	719,442
	Sunteck Realty Ltd.	29,355	211,165
	Suprajit Engineering Ltd.	34,522	215,252
	Supreme Industries Ltd.	12,482	799,244
	Supreme Petrochem Ltd.	35,684	365,003
	Supriya Lifescience Ltd.	2,196	10,491
	Sutlej Textiles & Industries Ltd.	15,744	13,088
*	Suven Pharmaceuticals Ltd.	39,046	465,924
*	Suzlon Energy Ltd.	1,021,857	849,884
	Swan Energy Ltd.	12,548	113,334
	Swaraj Engines Ltd.	2,802	105,991
	Symphony Ltd.	1,275	18,226
	TAJGVK Hotels & Resorts Ltd.	4,833	18,939
	Talbros Automotive Components Ltd.	2,708	12,600
	Tamil Nadu Newsprint & Papers Ltd.	20,871	65,096
	Tamilnad Mercantile Bank Ltd.	7,696	42,629
	Tamilnadu Petroproducts Ltd.	18,470	22,453

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Tanla Platforms Ltd.	26,856	$319,684
*	TARC Ltd.	53,968	141,720
	Tata Chemicals Ltd.	80,890	1,083,926
	Tata Communications Ltd.	30,412	724,467
	Tata Consultancy Services Ltd.	117,955	6,203,308
	Tata Consumer Products Ltd.	51,957	738,701
	Tata Elxsi Ltd.	10,488	876,633
	Tata Motors Ltd.	363,083	5,038,747
	TCI Express Ltd.	3,568	51,914
*Ω	TCNS Clothing Co. Ltd.	3,789	27,667
	TD Power Systems Ltd.	56,541	281,877
*	TeamLease Services Ltd.	1,700	71,602
	Tech Mahindra Ltd.	116,559	2,167,831
	Tega Industries Ltd.	5,396	124,177
*Ω	Tejas Networks Ltd.	19,391	289,359
	Texmaco Rail & Engineering Ltd.	102,092	330,683
	Thirumalai Chemicals Ltd.	39,033	160,719
	Thomas Cook India Ltd.	57,162	178,618
*Ω	Thyrocare Technologies Ltd.	8,171	79,981
	Tide Water Oil Co. India Ltd.	2,844	91,538
	Time Technoplast Ltd.	87,932	355,041
	Timken India Ltd.	8,915	455,879
	Tips Industries Ltd.	2,017	15,118
	Titagarh Rail System Ltd.	29,474	575,037
	Titan Co. Ltd.	52,024	2,157,934
	Torrent Power Ltd.	34,185	762,714
	Tourism Finance Corp. of India Ltd.	39,599	90,161
	Transformers & Rectifiers India Ltd.	4,911	44,045
*	TransIndia Real Estate Ltd.	41,140	23,595
	Transport Corp. of India Ltd.	15,306	185,226
	Trent Ltd.	30,142	2,110,187
	Trident Ltd.	551,605	260,221
	Triveni Engineering & Industries Ltd.	40,566	205,356
	Triveni Turbine Ltd.	38,438	275,059
	TTK Prestige Ltd.	14,405	166,142
	Tube Investments of India Ltd.	29,231	1,447,700
	TV Today Network Ltd.	14,618	45,615
	TVS Holdings Ltd.	2,777	458,838
	TVS Motor Co. Ltd.	49,260	1,494,837
	TVS Srichakra Ltd.	2,015	105,145
	Uflex Ltd.	16,579	118,870
*	Ugro Capital Ltd.	23,219	73,284
Ω	Ujjivan Small Finance Bank Ltd.	305,527	164,778
*	Unichem Laboratories Ltd.	9,330	63,626
	Union Bank of India Ltd.	398,765	645,530
	UNO Minda Ltd.	69,056	861,154
	UPL Ltd.	154,402	1,058,088
*	Urja Global Ltd.	42,326	10,949
	Usha Martin Ltd.	56,679	257,490
	UTI Asset Management Co. Ltd.	22,187	274,649
*	V2 Retail Ltd.	8,796	98,087
*	VA Tech Wabag Ltd.	21,305	344,552
	Vaibhav Global Ltd.	19,165	78,788
*Ω	Valiant Organics Ltd.	2,729	13,248
*	Valor Estate Ltd.	82,406	207,528
	Vardhman Textiles Ltd.	71,969	472,732
*Ω	Varroc Engineering Ltd.	19,549	149,252
	Varun Beverages Ltd.	99,449	1,881,566
	Venky's India Ltd.	2,715	64,793

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDIA — (Continued)
	Vesuvius India Ltd.	2,987	$185,476
	V-Guard Industries Ltd.	68,621	380,044
	Vidhi Specialty Food Ingredients Ltd.	3,169	17,074
	Vimta Labs Ltd.	1,593	10,536
	Vinati Organics Ltd.	7,186	189,265
	Vindhya Telelinks Ltd.	3,102	114,923
	VIP Industries Ltd.	4,547	25,355
*	VL E-Governance & IT Solutions Ltd.	21,625	22,601
*	V-Mart Retail Ltd.	1,320	54,456
*	Vodafone Idea Ltd.	2,353,909	458,080
	Voltamp Transformers Ltd.	2,940	473,610
	Voltas Ltd.	38,881	716,716
	VRL Logistics Ltd.	14,872	102,251
	VST Tillers Tractors Ltd.	2,106	106,998
	Welspun Corp. Ltd.	60,698	465,577
	Welspun Enterprises Ltd.	38,826	258,257
	Welspun Living Ltd.	154,368	339,945
	West Coast Paper Mills Ltd.	27,178	203,049
	Westlife Foodworld Ltd.	25,414	252,944
	Whirlpool of India Ltd.	7,567	192,465
	Wipro Ltd.	272,871	1,699,567
	Wonderla Holidays Ltd.	11,107	111,889
	Yasho Industries Ltd.	693	15,723
*	Yes Bank Ltd.	2,473,445	787,561
*	Zee Entertainment Enterprises Ltd.	430,088	763,600
	Zensar Technologies Ltd.	68,025	646,952
	ZF Commercial Vehicle Control Systems India Ltd.	424	79,998
*	Zomato Ltd.	676,373	1,862,463
TOTAL INDIA			345,289,161
INDONESIA — (1.4%)
*	Adhi Karya Persero Tbk. PT	1,028,425	14,915
	Adi Sarana Armada Tbk. PT	778,400	36,640
*	Agung Semesta Sejahtera Tbk. PT	1,060,900	522
*	Alam Sutera Realty Tbk. PT	6,226,300	51,706
	Arwana Citramulia Tbk. PT	1,905,200	82,650
	Aspirasi Hidup Indonesia Tbk. PT	3,662,100	180,261
	Astra Agro Lestari Tbk. PT	250,667	92,891
	Astra Otoparts Tbk. PT	444,800	61,308
	Avia Avian Tbk. PT	2,709,800	80,322
	Bank Amar Indonesia Tbk. PT	1,597,862	21,438
	Bank BTPN Syariah Tbk. PT	1,050,300	73,566
*	Bank Bukopin Tbk. PT	13,112,043	46,799
	Bank Central Asia Tbk. PT	5,653,000	3,579,539
*	Bank China Construction Bank Indonesia Tbk. PT	4,112,500	17,471
	Bank Mandiri Persero Tbk. PT	8,347,888	3,292,317
*	Bank Mayapada International Tbk. PT	6,494,246	106,424
	Bank Maybank Indonesia Tbk. PT	6,214,700	82,674
*	Bank Nationalnobu Tbk. PT	515,300	19,797
	Bank Negara Indonesia Persero Tbk. PT	2,210,000	676,863
*	Bank Neo Commerce Tbk. PT	2,864,700	44,834
	Bank OCBC Nisp Tbk. PT	1,188,200	94,602
*	Bank Pan Indonesia Tbk. PT	1,458,800	109,065
	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT	1,601,943	97,514
	Bank Pembangunan Daerah Jawa Timur Tbk. PT	1,735,000	58,705
	Bank Rakyat Indonesia Persero Tbk. PT	7,548,786	2,172,088
	Bank Syariah Indonesia Tbk. PT	2,572,261	411,692
	Bank Tabungan Negara Persero Tbk. PT	2,178,081	176,315
	Barito Pacific Tbk. PT	2,220,303	149,265

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	BFI Finance Indonesia Tbk. PT	4,077,000	$224,412
	BISI International Tbk. PT	932,700	95,493
	Blue Bird Tbk. PT	295,600	30,831
*	Buana Lintas Lautan Tbk. PT	8,333,400	54,329
*	Bukalapak.com Tbk. PT	25,282,400	183,839
*	Bumi Resources Minerals Tbk. PT	13,643,700	131,870
*	Bumi Serpong Damai Tbk. PT	2,174,000	138,604
*	Capital Financial Indonesia Tbk. PT	1,627,000	49,015
*	Cemindo Gemilang PT	648,400	43,866
	Chandra Asri Pacific Tbk. PT	205,000	121,778
	Charoen Pokphand Indonesia Tbk. PT	724,915	233,083
	Ciputra Development Tbk. PT	4,780,100	369,071
	Cisarua Mountain Dairy Tbk. PT	139,800	45,520
*	Citra Marga Nusaphala Persada Tbk. PT	1,345,302	127,917
	Dayamitra Telekomunikasi PT	2,713,000	115,965
	Dharma Satya Nusantara Tbk. PT	2,128,100	89,615
	Elnusa Tbk. PT	1,746,000	54,709
	Erajaya Swasembada Tbk. PT	5,078,600	133,109
	ESSA Industries Indonesia Tbk. PT	3,734,800	192,970
	Gajah Tunggal Tbk. PT	418,200	29,579
	Garudafood Putra Putri Jaya Tbk. PT	3,882,200	88,371
	Hexindo Adiperkasa Tbk. PT	105,600	43,500
	Hillcon Tbk. PT	69,100	9,945
	Impack Pratama Industri Tbk. PT	2,994,200	64,446
	Indah Kiat Pulp & Paper Tbk. PT	804,200	413,623
	Indofood CBP Sukses Makmur Tbk. PT	286,200	192,329
	Indofood Sukses Makmur Tbk. PT	1,417,500	534,020
	Indomobil Sukses Internasional Tbk. PT	472,400	37,621
	Indosat Tbk. PT	330,000	225,223
	Industri Jamu Dan Farmasi Sido Muncul Tbk. PT	2,799,372	124,847
*††	Inti Agri Resources Tbk. PT	3,873,200	0
*	Intiland Development Tbk. PT	1,708,900	19,036
*	Japfa Comfeed Indonesia Tbk. PT	2,423,400	244,555
	Jasa Marga Persero Tbk. PT	565,926	193,207
	Jaya Real Property Tbk. PT	562,800	23,000
*	Kawasan Industri Jababeka Tbk. PT	8,814,068	71,549
	KMI Wire & Cable Tbk. PT	1,054,000	26,213
*	M Cash Integrasi PT	83,600	4,905
	Map Aktif Adiperkasa PT	3,588,000	178,720
	Matahari Department Store Tbk. PT	303,900	27,134
	Mayora Indah Tbk. PT	1,134,525	182,061
	MD Entertainment Tbk. PT	179,100	42,062
	Medco Energi Internasional Tbk. PT	1,867,700	151,256
	Media Nusantara Citra Tbk. PT	2,884,200	59,199
*	Mega Manunggal Property Tbk. PT	619,800	13,283
*	Merdeka Copper Gold Tbk. PT	1,085,421	164,587
	Metrodata Electronics Tbk. PT	2,389,000	88,876
	Metropolitan Kentjana Tbk. PT	9,800	16,215
	Mitra Adiperkasa Tbk. PT	3,688,500	329,099
	Mitra Pinasthika Mustika Tbk. PT	665,400	41,552
*	MNC Digital Entertainment Tbk. PT	216,200	36,974
*	MNC Land Tbk. PT	10,467,300	77,191
	Mulia Industrindo Tbk. PT	1,559,300	34,156
	Nippon Indosari Corpindo Tbk. PT	471,744	29,313
	Pabrik Kertas Tjiwi Kimia Tbk. PT	631,300	312,539
*	Pacific Strategic Financial Tbk. PT	879,500	57,879
	Pakuwon Jati Tbk. PT	7,517,900	197,203
*	Panin Financial Tbk. PT	5,975,200	120,560
*	Paninvest Tbk. PT	637,500	35,665

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
INDONESIA — (Continued)
	Pantai Indah Kapuk Dua Tbk. PT	65,500	$21,456
	Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,671,500	87,908
*††	Pool Advista Indonesia Tbk. PT	350,400	202
*	PP Persero Tbk. PT	995,000	23,052
	Puradelta Lestari Tbk. PT	3,337,300	32,443
*††	Rimo International Lestari Tbk. PT	18,540,300	0
	Rukun Raharja Tbk. PT	251,800	19,746
	Salim Ivomas Pratama Tbk. PT	1,908,700	46,029
	Sampoerna Agro Tbk. PT	487,800	58,919
	Samudera Indonesia Tbk. PT	4,974,500	99,132
	Sarana Menara Nusantara Tbk. PT	9,259,700	452,757
	Sariguna Primatirta Tbk. PT	1,029,900	77,897
*	Sawit Sumbermas Sarana Tbk. PT	1,628,300	108,017
	Selamat Sempurna Tbk. PT	1,169,600	148,117
*	Sinar Mas Multiartha Tbk. PT	16,500	14,622
*††	Sri Rejeki Isman Tbk. PT	6,771,700	11,401
	Steel Pipe Industry of Indonesia PT	1,516,900	26,109
	Sumber Alfaria Trijaya Tbk. PT	3,303,900	577,301
	Summarecon Agung Tbk. PT	4,993,220	172,126
	Surya Citra Media Tbk. PT	10,161,000	87,530
	Surya Semesta Internusa Tbk. PT	2,192,100	148,584
*††	Suryainti Permata Tbk. PT	1,280,000	0
	Telkom Indonesia Persero Tbk. PT (TLK US), ADR	42,948	766,192
	Telkom Indonesia Persero Tbk. PT (TLKM IJ)	1,422,300	252,607
	Temas Tbk. PT	3,434,000	32,363
	Tempo Scan Pacific Tbk. PT	330,100	46,285
	Tower Bersama Infrastructure Tbk. PT	754,000	92,742
*††	Trada Alam Minera Tbk. PT	12,608,800	0
	Transcoal Pacific Tbk. PT	318,300	153,210
	Triputra Agro Persada PT	4,012,600	161,705
	Tunas Baru Lampung Tbk. PT	1,835,085	71,673
	Ultrajaya Milk Industry & Trading Co. Tbk. PT	1,078,000	130,614
	Unilever Indonesia Tbk. PT	1,396,800	209,745
*	Vale Indonesia Tbk. PT	514,454	118,411
*††	Waskita Beton Precast Tbk. PT	4,254,600	4,446
*††	Waskita Karya Persero Tbk. PT	3,281,726	7,645
*††	Wijaya Karya Persero Tbk. PT	1,077,449	12,827
*	Wintermar Offshore Marine Tbk. PT	466,800	15,481
	XL Axiata Tbk. PT	3,041,649	406,081
TOTAL INDONESIA			23,505,047
KUWAIT — (0.5%)
	A'ayan Leasing & Investment Co. KSCP	315,251	161,134
	Agility Public Warehousing Co. KSC	261,331	234,669
	Al Ahli Bank of Kuwait KSCP	161,939	162,314
*	ALAFCO Aviation Lease & Finance Co. KSCP, Class C	101,983	74,138
	Al-Eid Food KSC	34,795	24,878
	Ali Alghanim Sons Automotive Co. KSCC	29,146	101,272
*	Alimtiaz Investment Group KSC	438,888	70,854
	Arzan Financial Group for Financing & Investment KPSC	261,619	159,262
*	Asiya Capital Investments Co. KSCP	335,749	41,602
	Boubyan Bank KSCP	53,160	102,964
	Boubyan Petrochemicals Co. KSCP	145,361	277,039
	Boursa Kuwait Securities Co. KPSC	31,948	216,244
	Burgan Bank SAK	194,340	121,429
	Combined Group Contracting Co. SAK	41,185	95,764
	Commercial Facilities Co. SAKP	68,938	41,992
	Commercial Real Estate Co. KSC	383,605	183,357
	Gulf Bank KSCP	371,349	377,850

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
KUWAIT — (Continued)
	Gulf Cables & Electrical Industries Group Co. KSCP	31,732	$179,640
	Heavy Engineering & Ship Building Co. KSCP, Class B	47,681	143,096
	Humansoft Holding Co. KSC	33,856	291,861
*	IFA Hotels & Resorts-KPSC	3,581	14,655
	Integrated Holding Co. KCSC	85,708	159,428
	Jazeera Airways Co. KSCP	32,853	99,614
	Kuwait Financial Centre SAK	71,459	29,475
	Kuwait International Bank KSCP	326,360	199,700
	Kuwait Real Estate Co. KSC	256,128	202,047
	Kuwait Telecommunications Co.	118,639	208,232
	Mabanee Co. KPSC	113,969	312,747
	Mezzan Holding Co. KSCC	59,259	171,438
	Mobile Telecommunications Co. KSCP	591,723	883,299
	National Bank of Kuwait SAKP	823,301	2,441,146
*	National Consumer Holding Co. SAK	70,870	24,628
	National Industries Group Holding SAK	555,352	409,108
	National Investments Co. KSCP	220,422	183,293
*	Privatization Holding Co. KSCP	96,075	12,253
	Salhia Real Estate Co. KSCP	116,882	162,665
	Securities House KSC	156,467	30,951
*	Sultan Center Food Products Co. KSC	4,567	1,471
*	Warba Bank KSCP	537,797	318,585
TOTAL KUWAIT			8,926,094
MALAYSIA — (1.7%)
	Able Global Bhd.	41,700	18,267
	Aeon Co. M Bhd.	300,700	92,339
	AEON Credit Service M Bhd.	90,180	140,912
	AFFIN Bank Bhd.	248,177	164,834
	Ajinomoto Malaysia Bhd.	7,500	24,138
	Alliance Bank Malaysia Bhd.	395,800	355,126
	Allianz Malaysia Bhd.	23,400	111,536
	AME Elite Consortium Bhd.	127,000	48,945
	AMMB Holdings Bhd. (AMM MK)	474,375	466,115
	Ancom Nylex Bhd.	196,041	44,407
#	Apex Healthcare Bhd.	49,650	30,491
	Astro Malaysia Holdings Bhd.	350,300	21,335
	Aurelius Technologies Bhd.	29,500	22,772
	Axiata Group Bhd.	741,048	387,526
	Bank Islam Malaysia Bhd.	289,730	157,041
	Batu Kawan Bhd.	39,200	167,249
#	Berjaya Food Bhd.	300,172	35,296
#*	Bermaz Auto Bhd.	306,800	162,318
	Beshom Holdings Bhd.	94,811	19,591
*	Bumi Armada Bhd.	1,459,600	173,161
	Bursa Malaysia Bhd.	235,900	491,150
	Cahya Mata Sarawak Bhd.	334,800	105,784
#	CB Industrial Product Holding Bhd.	114,580	31,226
	CELCOMDIGI Bhd.	494,200	409,029
#*	Chin Hin Group Bhd.	28,400	20,215
	CIMB Group Holdings Bhd.	1,193,549	1,929,882
*	Coastal Contracts Bhd.	100,500	39,397
	CSC Steel Holdings Bhd.	104,200	30,177
	CTOS Digital Bhd.	375,700	116,246
#	D&O Green Technologies Bhd.	146,000	110,393
#*	Dagang NeXchange Bhd.	936,800	85,762
#	Datasonic Group Bhd.	511,900	55,810
	Dayang Enterprise Holdings Bhd.	244,545	151,578
	Dialog Group Bhd.	351,414	194,429

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	DRB-Hicom Bhd.	391,300	$114,206
#	Duopharma Biotech Bhd.	139,397	36,431
	Dutch Lady Milk Industries Bhd.	6,400	43,853
#*	Eastern & Oriental Bhd.	297,900	62,037
	Eco World Development Group Bhd.	361,200	139,308
*	Ekovest Bhd.	793,150	77,863
	Farm Fresh Bhd.	180,000	60,391
	FGV Holdings Bhd.	177,600	49,861
#	Formosa Prosonic Industries Bhd.	83,700	54,882
	Fraser & Neave Holdings Bhd.	37,600	252,248
	Frontken Corp. Bhd.	399,650	374,951
	Gamuda Bhd.	299,574	512,304
	Gas Malaysia Bhd.	96,300	74,850
*	Genetec Technology Bhd.	21,000	9,855
	Genting Plantations Bhd.	73,400	91,125
	Globetronics Technology Bhd.	129,066	36,029
*	Greatech Technology Bhd.	81,900	94,798
	Guan Chong Bhd.	90,600	75,546
	HAP Seng Consolidated Bhd.	102,120	95,554
	Hap Seng Plantations Holdings Bhd.	101,200	38,996
*	Hartalega Holdings Bhd.	195,100	129,546
#*	Hengyuan Refining Co. Bhd.	61,100	34,999
#	Hextar Global Bhd.	334,560	64,036
	Hiap Teck Venture Bhd.	695,000	65,131
	Hong Leong Bank Bhd.	25,090	105,345
	Hong Leong Financial Group Bhd.	40,913	153,186
	Hong Leong Industries Bhd.	26,900	66,503
	HSS Engineers Bhd.	8,900	2,539
#	Hume Cement Industries Bhd.	31,200	24,557
	Hup Seng Industries Bhd.	164,800	42,359
	IGB Bhd.	96,820	53,580
	IJM Corp. Bhd.	441,414	336,691
	Inari Amertron Bhd.	461,463	380,465
#	IOI Corp. Bhd.	382,705	318,413
	IOI Properties Group Bhd.	295,710	137,182
*	Iskandar Waterfront City Bhd.	181,700	28,330
	ITMAX SYSTEM Bhd.	51,900	35,606
#*	JAKS Resources Bhd.	727,080	26,953
#	Jaya Tiasa Holdings Bhd.	239,505	57,928
	Keck Seng Malaysia Bhd.	49,000	65,765
	Kelington Group Bhd.	87,200	64,761
#	Kenanga Investment Bank Bhd.	262,900	67,599
	Kerjaya Prospek Group Bhd.	145,309	64,218
	Kim Loong Resources Bhd.	89,860	47,910
*	KNM Group Bhd.	277,084	4,829
	Kossan Rubber Industries Bhd.	503,000	232,196
	Kretam Holdings Bhd.	266,200	34,762
#*	KSL Holdings Bhd.	131,700	57,721
#	Kuala Lumpur Kepong Bhd.	87,172	400,252
#	Lagenda Properties Bhd.	143,100	41,778
	LBS Bina Group Bhd.	391,772	61,011
#	Leong Hup International Bhd.	426,800	59,035
	Lii Hen Industries Bhd.	58,700	12,271
#*Ω	Lotte Chemical Titan Holding Bhd.	258,476	60,245
	LPI Capital Bhd.	85,900	233,336
	Magni-Tech Industries Bhd.	96,933	50,453
	Mah Sing Group Bhd.	614,652	251,980
	Malayan Banking Bhd.	589,330	1,311,009
	Malayan Flour Mills Bhd.	285,450	48,171

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
	Malaysia Airports Holdings Bhd.	192,384	$428,977
#	Malaysia Smelting Corp. Bhd.	91,400	51,759
	Malaysian Pacific Industries Bhd.	30,363	248,972
	Malaysian Resources Corp. Bhd.	797,188	107,813
	Matrix Concepts Holdings Bhd.	383,075	158,486
#	Maxis Bhd.	394,100	302,973
	MBM Resources Bhd.	60,030	69,260
#	MBSB Bhd.	690,095	122,464
	Media Prima Bhd.	328,100	33,553
	Mega First Corp. Bhd.	238,800	251,759
	Mi Technovation Bhd.	92,300	47,759
	MKH Bhd.	164,215	48,947
	MKH Oil Palm East Kalimantan Bhd.	23,459	3,038
	MNRB Holdings Bhd.	186,567	88,144
	MPHB Capital Bhd.	107,100	37,550
Ω	MR DIY Group M Bhd.	718,900	328,713
*	MSM Malaysia Holdings Bhd.	44,000	18,389
*	Muhibbah Engineering M Bhd.	254,850	53,022
	My EG Services Bhd.	1,538,735	332,002
*††	Nylex Malaysia Bhd.	3,235	127
	OCK Group Bhd.	213,600	29,774
	Oriental Holdings Bhd.	109,500	164,492
#	OSK Holdings Bhd.	402,763	138,648
#	PA Resources Bhd.	267,300	20,969
	Padini Holdings Bhd.	149,100	109,990
	Panasonic Manufacturing Malaysia Bhd.	7,300	31,080
	Pantech Group Holdings Bhd.	219,367	52,062
	Paramount Corp. Bhd.	122,940	29,433
	Pecca Group Bhd.	76,700	20,699
	Pentamaster Corp. Bhd.	137,500	146,601
	Perak Transit Bhd.	281,850	41,750
*	Perdana Petroleum Bhd.	266,400	26,974
	Petron Malaysia Refining & Marketing Bhd.	41,100	39,805
	PIE Industrial Bhd.	62,100	79,878
	Power Root Bhd.	45,500	15,350
	PPB Group Bhd.	92,260	297,956
	Press Metal Aluminium Holdings Bhd.	464,700	542,572
	Public Bank Bhd.	2,055,350	1,884,265
	QES Group Bhd.	76,700	11,395
	QL Resources Bhd.	222,506	323,795
	Ranhill Utilities Bhd.	214,164	68,177
	RCE Capital Bhd.	128,400	84,692
	REDtone Digital Bhd.	83,100	20,091
	RHB Bank Bhd.	388,278	482,636
	Sam Engineering & Equipment M Bhd.	58,500	72,594
*	Sapura Energy Bhd.	2,737,511	20,816
	Sarawak Oil Palms Bhd.	170,320	106,918
	Scientex Bhd.	226,400	208,897
#	SD Guthrie Bhd.	468,349	456,049
	SFP Tech Holdings Bhd.	212,600	33,380
	Sime Darby Property Bhd.	1,114,700	384,228
#	SKP Resources Bhd.	363,500	91,909
*	Solarvest Holdings Bhd.	101,700	37,659
	SP Setia Bhd. Group	590,168	205,953
#	Sunway Bhd.	290,900	271,852
#	Sunway Construction Group Bhd.	101,010	105,482
#	Supermax Corp. Bhd.	487,374	95,494
#	Suria Capital Holdings Bhd.	55,420	22,478
#	Syarikat Takaful Malaysia Keluarga Bhd.	170,436	138,427

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MALAYSIA — (Continued)
#	Ta Ann Holdings Bhd.	107,926	$94,237
	Taliworks Corp. Bhd.	197,300	35,664
	Telekom Malaysia Bhd.	140,763	213,771
#	Tenaga Nasional Bhd.	147,500	452,222
	Thong Guan Industries Bhd.	95,800	38,600
#	TIME dotCom Bhd.	195,500	218,767
#*	Tropicana Corp. Bhd.	229,628	81,493
#	TSH Resources Bhd.	362,500	94,780
	Uchi Technologies Bhd.	115,170	97,528
	UEM Sunrise Bhd.	532,564	131,340
	United Malacca Bhd.	20,100	22,533
	United Plantations Bhd.	42,000	239,455
	UOA Development Bhd.	185,440	76,259
*	Uzma Bhd.	137,400	32,896
	Velesto Energy Bhd.	1,498,935	70,170
	ViTrox Corp. Bhd.	144,000	125,174
	VS Industry Bhd.	892,800	235,417
#*	Wasco Bhd.	102,300	27,169
#	WCT Holdings Bhd.	392,235	112,042
#	Wellcall Holdings Bhd.	160,650	55,256
	Westports Holdings Bhd.	140,900	137,382
	Yinson Holdings Bhd.	448,339	233,209
*	YNH Property Bhd.	169,208	16,958
	YTL Corp. Bhd.	760,647	565,738
	YTL Power International Bhd.	254,900	259,179
TOTAL MALAYSIA			27,258,382
MEXICO — (2.2%)
	Alfa SAB de CV, Class A	1,529,960	875,389
	Alsea SAB de CV	205,741	618,627
	America Movil SAB de CV (AMXB MM), Class B	3,341,877	2,792,820
	Arca Continental SAB de CV	59,316	584,437
*	Axtel SAB de CV	49,838	3,531
Ω	Banco del Bajio SA	450,674	1,353,159
	Bolsa Mexicana de Valores SAB de CV	161,806	251,858
	Cemex SAB de CV (CEMEXCPO MM)	1,202,488	771,926
	Cemex SAB de CV (CX US), Sponsored ADR	178,620	1,146,740
	Cia Minera Autlan SAB de CV, Class B	25,536	10,348
	Coca-Cola Femsa SAB de CV (KOF US), Sponsored ADR	5,019	453,868
	Coca-Cola Femsa SAB de CV (KOFUBL MM)	22,065	199,368
	Consorcio ARA SAB de CV	285,651	47,989
*	Controladora AXTEL SAB de CV	1,529,960	30,302
*	Controladora Vuela Cia de Aviacion SAB de CV (VOLARA MM), Class A	38,956	23,941
	Corp. Actinver SAB de CV	9,800	8,574
	Corp. Inmobiliaria Vesta SAB de CV	216,741	635,065
	Corp. Moctezuma SAB de CV	66,446	264,771
#	Corporativo Fragua SAB de CV	451	23,820
	El Puerto de Liverpool SAB de CV, Class C1	42,829	303,373
#*††	Empresas ICA SAB de CV	72,400	0
*	Financiera Independencia SAB de CV SOFOM ENR	10,620	5,412
	Fomento Economico Mexicano SAB de CV (FEMSAUBD MM)	166,232	1,833,807
	GCC SAB de CV	28,568	243,927
	Gentera SAB de CV	675,890	797,021
	Gruma SAB de CV, Class B	49,499	928,847
	Grupo Aeroportuario del Centro Norte SAB de CV	102,477	880,441
	Grupo Aeroportuario del Pacifico SAB de CV (GAPB MM), Class B	25,323	405,554
	Grupo Aeroportuario del Pacifico SAB de CV (PAC US), ADR	3,507	561,085
	Grupo Aeroportuario del Sureste SAB de CV (ASR US), ADR	2,714	815,530
	Grupo Aeroportuario del Sureste SAB de CV (ASURB MM), Class B	10,582	317,812

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
MEXICO — (Continued)
	Grupo Bimbo SAB de CV, Class A	232,331	$817,916
	Grupo Carso SAB de CV	84,645	548,368
	Grupo Comercial Chedraui SA de CV	78,207	582,302
	Grupo Elektra SAB de CV	2,722	138,058
	Grupo Financiero Banorte SAB de CV, Class O	348,658	2,618,254
*	Grupo Financiero Inbursa SAB de CV, Class O	279,873	686,351
	Grupo Herdez SAB de CV	47,842	139,435
*	Grupo Hotelero Santa Fe SAB de CV	21,807	4,682
	Grupo Industrial Saltillo SAB de CV	114,458	125,848
	Grupo Mexico SAB de CV, Class B	373,382	2,099,886
*	Grupo Pochteca SAB de CV	35,990	12,267
#	Grupo Rotoplas SAB de CV	64,745	89,936
*	Grupo Simec SAB de CV (SIM US), Sponsored ADR	2,821	82,260
*	Grupo Simec SAB de CV (SIMECB MM), Class B	38,410	381,399
	Grupo Televisa SAB (TLEVICPO MM)	725,130	320,706
*Ω	Grupo Traxion SAB de CV	129,609	158,472
*	Hoteles City Express SAB de CV	142,008	34,986
*	Industrias CH SAB de CV, Class B	98,329	987,459
#*	Industrias Penoles SAB de CV	38,695	565,544
	Kimberly-Clark de Mexico SAB de CV, Class A	359,226	640,132
	KUO SAB de CV, Class B	28,603	61,402
	La Comer SAB de CV	227,745	425,395
	Megacable Holdings SAB de CV	400,943	937,851
*	Minera Frisco SAB de CV, Class A1	658,986	112,301
*Ω	Nemak SAB de CV	942,675	136,612
	Orbia Advance Corp. SAB de CV	505,280	652,245
	Organizacion Cultiba SAB de CV	24,314	13,474
	Organizacion Soriana SAB de CV, Class B	220,844	369,713
	Promotora y Operadora de Infraestructura SAB de CV (PINFRA MM)	88,500	826,526
	Promotora y Operadora de Infraestructura SAB de CV (PINFRAL MM), Class L	17,304	109,595
	Qualitas Controladora SAB de CV	47,589	439,287
	Regional SAB de CV	110,786	803,170
#*	Sitios Latinoamerica SAB de CV	326,340	67,437
#*	Vista Energy SAB de CV (VIST US), ADR	32,384	1,459,223
#*	Vista Energy SAB de CV (VISTAA MM)	2,091	94,051
*	Vitro SAB de CV, Class A	86,697	39,088
	Wal-Mart de Mexico SAB de CV	419,691	1,396,642
TOTAL MEXICO			36,167,615
PERU — (0.1%)
	Cia de Minas Buenaventura SAA, ADR	15,022	232,841
	Credicorp Ltd.	3,722	635,122
*††	Fossal SAA, ADR	2	6
	Intercorp Financial Services, Inc.	4,492	102,238
TOTAL PERU			970,207
PHILIPPINES — (0.6%)
*	8990 Holdings, Inc.	437,000	68,568
	ACEN Corp.	489,000	46,024
	Apex Mining Co., Inc.	1,119,000	81,677
*	Atlas Consolidated Mining & Development Corp.	602,000	46,479
	Ayala Corp.	25,766	259,176
	Ayala Land, Inc.	505,360	255,859
*	AyalaLand Logistics Holdings Corp.	481,300	15,410
	Bank of the Philippine Islands	289,830	602,577
	BDO Unibank, Inc.	394,219	927,320
	Cebu Landmasters, Inc.	465,178	20,739

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
PHILIPPINES — (Continued)
	Century Pacific Food, Inc.	442,600	$262,006
	China Banking Corp.	382,037	261,949
*	Converge Information & Communications Technology Solutions, Inc.	1,063,200	210,577
	Cosco Capital, Inc.	908,900	74,351
	D&L Industries, Inc.	820,700	83,593
*	DITO CME Holdings Corp.	1,352,000	46,065
	DoubleDragon Corp.	395,590	70,941
	Filinvest Development Corp.	301,500	28,282
	Filinvest Land, Inc.	4,402,000	50,504
	First Philippine Holdings Corp.	137,850	148,964
*	Global Ferronickel Holdings, Inc.	762,228	19,954
	Globe Telecom, Inc.	8,335	307,438
	GT Capital Holdings, Inc.	31,499	318,625
*	Integrated Micro-Electronics, Inc.	322,160	9,797
	International Container Terminal Services, Inc.	105,880	646,471
	JG Summit Holdings, Inc.	407,028	193,972
	Jollibee Foods Corp.	79,300	312,947
	Keepers Holdings, Inc.	180,000	5,124
	MacroAsia Corp.	197,440	14,946
	Manila Electric Co.	27,600	184,364
	Manila Water Co., Inc.	520,500	241,843
	Megaworld Corp.	4,257,600	132,114
	Metropolitan Bank & Trust Co.	551,865	649,386
Ω	Monde Nissin Corp.	251,500	39,532
	Nickel Asia Corp.	1,764,600	101,315
	Petron Corp.	1,456,800	65,140
	Philcomsat Holdings Corp.	27,762	50,871
	Philex Mining Corp.	819,300	36,523
*	Philippine National Bank	176,952	72,552
	Philippine Seven Corp.	20,200	43,005
	Philippine Stock Exchange, Inc.	5,304	16,270
*	Phoenix Petroleum Philippines, Inc.	189,140	13,511
	PLDT, Inc. (PHI US), Sponsored ADR	1,138	30,146
	PLDT, Inc. (TEL PM)	11,925	309,641
	Puregold Price Club, Inc.	518,160	233,673
	RFM Corp.	532,000	34,599
	Rizal Commercial Banking Corp.	339,756	125,028
	Robinsons Land Corp.	884,066	224,181
	Robinsons Retail Holdings, Inc.	128,890	79,551
	Security Bank Corp.	160,576	177,038
	Shakey's Pizza Asia Ventures, Inc.	93,500	15,406
*	Shell Pilipinas Corp.	226,990	39,563
	SM Investments Corp.	12,835	200,039
	SM Prime Holdings, Inc.	534,212	263,951
	SSI Group, Inc.	238,000	13,062
	Synergy Grid & Development Phils, Inc.	367,800	58,024
	Union Bank of the Philippines	200,483	123,818
	Universal Robina Corp.	188,480	384,597
	Vista Land & Lifescapes, Inc.	1,905,400	48,263
	Vistamalls, Inc.	78,400	3,060
	Wilcon Depot, Inc.	459,300	137,730
TOTAL PHILIPPINES			9,538,131
POLAND — (1.1%)
*	11 bit studios SA	278	44,869
	AB SA	4,499	112,435
*	Agora SA	16,251	42,980
	Alior Bank SA	47,922	1,148,665
*Ω	Allegro.eu SA	15,797	145,111

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Amica SA	2,295	$37,935
	Apator SA	7,981	36,212
	Arctic Paper SA	13,128	71,955
#	ASBISc Enterprises PLC	15,181	84,337
	Asseco Poland SA	23,667	501,627
	Asseco South Eastern Europe SA	5,768	71,876
	Auto Partner SA	25,348	139,082
	Bank Handlowy w Warszawie SA	7,422	182,030
*	Bank Millennium SA	207,029	474,631
*	Bank Ochrony Srodowiska SA	27,288	91,318
	Bank Polska Kasa Opieki SA	31,431	1,273,305
	Benefit Systems SA	742	496,516
*	Bioton SA	12,311	10,838
	Boryszew SA	48,112	66,761
	Budimex SA	4,184	673,336
*	CCC SA	5,425	172,487
	CD Projekt SA	1,559	62,580
	Celon Pharma SA	5,344	36,858
#*	CI Games SA	22,569	9,105
#*	Cognor Holding SA	102,333	201,877
	ComArch SA	1,509	121,951
	Cyber Folks SA	2,157	70,695
*	Cyfrowy Polsat SA	62,109	203,186
	Develia SA	172,377	247,827
*Ω	Dino Polska SA	5,898	524,170
	Dom Development SA	3,585	152,646
	Echo Investment SA	52,622	55,267
#	Erbud SA	1,249	12,830
*	Fabryki Mebli Forte SA	8,318	41,918
	Globe Trade Centre SA	52,134	64,531
*	Grenevia SA	95,610	53,855
*	Grupa Azoty SA	11,238	51,176
	Grupa Kety SA	4,116	853,817
	Grupa Pracuj SA	1,379	20,306
*Ω	HUUUGE, Inc.	7,568	39,887
	ING Bank Slaski SA	5,370	409,724
	Inter Cars SA	2,487	309,757
	KGHM Polska Miedz SA	22,962	789,366
	KRUK SA	4,327	484,282
	LPP SA	188	720,782
*	mBank SA	3,945	620,175
	Mirbud SA	33,062	116,426
	Mo-BRUK SA	777	56,463
*	Mostostal Zabrze SA	9,074	9,237
	Neuca SA	549	112,728
	Orange Polska SA	120,912	242,259
	ORLEN SA	139,574	2,275,901
	PCC Rokita SA	1,073	24,329
*	Pepco Group NV	12,599	60,942
	PlayWay SA	504	36,574
*	Polimex-Mostostal SA	34,390	27,126
	Powszechna Kasa Oszczednosci Bank Polski SA	43,330	643,945
	Powszechny Zaklad Ubezpieczen SA	71,974	881,402
	Santander Bank Polska SA	1,391	183,304
*	Selvita SA	2,662	45,444
	Stalexport Autostrady SA	50,770	34,775
	Synektik SA	1,788	64,117
*	TEN Square Games SA	1,011	21,919
	Text SA	2,715	60,481

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
POLAND — (Continued)
	Torpol SA	7,289	$64,422
	Unimot SA	1,266	44,627
	Votum SA	3,220	24,249
	VRG SA	93,660	83,619
	Warsaw Stock Exchange	4,693	50,254
	Wawel SA	61	9,703
	Wirtualna Polska Holding SA	6,453	149,890
Ω	XTB SA	17,331	276,231
TOTAL POLAND			17,637,241
QATAR — (0.8%)
*	Aamal Co.	913,228	199,321
	Al Khaleej Takaful Group QSC	80,914	53,578
	Al Meera Consumer Goods Co. QSC	35,928	144,465
	Alijarah Holding Co. QPSC	109,752	21,440
	Baladna	378,513	147,634
	Barwa Real Estate Co.	914,065	697,559
	Commercial Bank PSQC	786,776	903,099
	Doha Bank QPSC	1,077,832	438,591
	Doha Insurance Co. QSC	98,245	65,900
*	Estithmar Holding QPSC	488,986	252,383
	Gulf International Services QSC	612,447	581,006
	Gulf Warehousing Co.	202,601	181,654
	Industries Qatar QSC	82,762	297,839
*	Lesha Bank LLC	638,927	227,925
	Mannai Corp. QSC	116,821	123,797
	Masraf Al Rayan QSC	808,009	516,908
	Mazaya Real Estate Development QPSC	247,327	41,374
	Mesaieed Petrochemical Holding Co.	535,113	245,758
	Ooredoo QPSC	299,563	859,777
	Qatar Aluminum Manufacturing Co.	1,107,251	395,372
	Qatar Electricity & Water Co. QSC	67,815	286,461
	Qatar Fuel QSC	67,797	274,402
	Qatar Industrial Manufacturing Co. QSC	102,204	74,518
	Qatar Insurance Co. SAQ	785,010	453,237
	Qatar International Islamic Bank QSC	146,531	419,758
	Qatar Islamic Bank QPSC	85,833	464,078
	Qatar Islamic Insurance Group	24,888	56,385
	Qatar National Bank QPSC	862,234	3,616,354
	Qatar Navigation QSC	290,313	945,093
	QLM Life & Medical Insurance Co. WLL	34,862	20,138
	Salam International Investment Ltd. QSC	439,066	81,980
	United Development Co. QSC	861,553	260,431
	Vodafone Qatar QSC	1,147,594	532,513
*	Widam Food Co.	19,080	16,825
	Zad Holding Co.	34,130	128,376
TOTAL QATAR			14,025,929
RUSSIA — (0.0%)
*††	PhosAgro PJSC	113	0
*††	Polyus PJSC (PLZL LI), GDR	6,402	0
*††	Sberbank of Russia PJSC (SBER LI), Sponsored ADR	286,504	0
*††	VTB Bank PJSC (VTBR LI), GDR	431,770	0
SAUDI ARABIA — (3.5%)
*	Abdul Mohsen Al-Hokair Tourism & Development Co.	125,809	84,896
	Abdullah Al Othaim Markets Co.	181,860	567,454
	Abdullah Saad Mohammed Abo Moati Stationaries Co.	8,525	65,070

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Advanced Petrochemical Co.	44,422	$473,370
	Al Babtain Power & Telecommunication Co.	17,873	173,857
*	Al Gassim Investment Holding Co.	3,618	16,877
*	Al Hassan Ghazi Ibrahim Shaker Co.	8,610	64,529
	Al Jouf Agricultural Development Co.	5,970	101,947
*	Al Khaleej Training & Education Co.	5,436	41,809
	Al Rajhi Bank	244,246	5,568,999
*	Al Rajhi Co. for Co-operative Insurance	9,308	541,669
*	Al Sagr Cooperative Insurance Co.	6,467	35,248
*	Al Yamamah Steel Industries Co.	5,681	52,296
*	AlAbdullatif Industrial Investment Co.	16,866	74,645
	Alamar Foods	4,715	96,277
	Alandalus Property Co.	14,474	93,171
	Alaseel Co.	64,296	77,138
*	Al-Baha Development & Investment Co.	587,100	18,812
	Aldrees Petroleum & Transport Services Co.	21,981	660,965
	Al-Etihad Cooperative Insurance Co.	9,014	42,820
	Alinma Bank	198,062	1,710,673
*	AlJazira Takaful Ta'awuni Co.	15,813	80,335
*	AlKhorayef Water & Power Technologies Co.	4,467	215,319
*	Allianz Saudi Fransi Cooperative Insurance Co.	15,204	70,914
*	Allied Cooperative Insurance Group	12,467	63,855
	Almarai Co. JSC	53,342	859,114
	Almunajem Foods Co.	7,091	187,969
*	Al-Omran Industrial & Trading Co.	2,226	23,507
*	Alujain Corp.	15,476	172,713
*	Amana Cooperative Insurance Co.	10,982	34,499
*	Amlak International Finance Co.	4,773	14,088
	Arab National Bank	212,898	1,217,720
*	Arabia Insurance Cooperative Co.	12,772	52,823
Ω	Arabian Centres Co.	37,160	197,961
	Arabian Contracting Services Co.	5,928	357,384
	Arabian Internet & Communications Services Co.	7,173	562,283
*	Arabian Pipes Co.	2,868	108,704
*	Arabian Shield Cooperative Insurance Co.	16,885	93,539
	Arriyadh Development Co.	40,943	260,547
	Astra Industrial Group	15,342	653,168
	Ataa Educational Co.	6,276	114,936
	Bank AlBilad	118,893	1,165,307
*	Bank Al-Jazira	167,650	768,467
	Banque Saudi Fransi	85,923	847,334
	Basic Chemical Industries Ltd.	5,959	49,155
	Bawan Co.	16,280	202,957
	BinDawood Holding Co.	98,390	190,225
	Bupa Arabia for Cooperative Insurance Co.	15,731	965,957
*	Buruj Cooperative Insurance Co.	6,528	35,300
	Catrion Catering Holding Co.	16,632	514,356
*	Chubb Arabia Cooperative Insurance Co.	5,760	47,458
	Co. for Cooperative Insurance	18,053	692,710
*	Dar Al Arkan Real Estate Development Co.	238,470	861,014
	East Pipes Integrated Co. for Industry	3,654	153,524
	Electrical Industries Co.	279,240	506,961
	Etihad Etisalat Co.	146,062	2,028,853
*	Fitaihi Holding Group	52,820	53,669
*	Gulf General Cooperative Insurance Co.	7,297	26,758
	Gulf Insurance Group	13,525	115,188
*	Gulf Union Cooperative Insurance Co.	18,645	95,563
*	Herfy Food Services Co.	13,155	93,261
	Jarir Marketing Co.	159,400	551,813

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Jazan Development & Investment Co.	15,726	$62,405
	L'Azurde Co. for Jewelry	22,713	90,913
	Leejam Sports Co. JSC	10,386	553,338
*	Liva Insurance Co.	7,553	38,082
*	Malath Cooperative Insurance Co.	10,206	50,110
*	Mediterranean & Gulf Cooperative Insurance & Reinsurance Co.	24,548	180,165
*	Methanol Chemicals Co.	3,453	13,896
	Middle East Paper Co.	9,830	105,072
*	Middle East Specialized Cables Co.	12,928	125,454
	Mobile Telecommunications Co. Saudi Arabia	328,876	954,262
*	Nama Chemicals Co.	4,008	29,149
*	Naseej International Trading Co.	1,309	26,443
*	National Agriculture Development Co.	73,454	564,016
	National Co. for Glass Industries	7,664	96,104
	National Co. for Learning & Education	3,840	189,199
	National Gas & Industrialization Co.	12,876	365,475
*	National Metal Manufacturing & Casting Co.	9,764	42,043
	Nayifat Finance Co.	39,061	138,018
*	Rabigh Refining & Petrochemical Co.	112,182	211,098
*	Raydan Food Co.	2,688	19,670
	Retal Urban Development Co.	71,081	233,078
	Riyad Bank	223,768	1,636,949
	Riyadh Cables Group Co.	1,576	41,082
	SABIC Agri-Nutrients Co.	57,814	1,814,113
	Sahara International Petrochemical Co.	117,555	894,551
*	Saudi Arabian Amiantit Co.	17,302	128,355
*	Saudi Arabian Cooperative Insurance Co.	7,745	34,704
*	Saudi Arabian Mining Co.	145,382	1,669,313
	Saudi Aramco Base Oil Co.	7,036	243,982
	Saudi Automotive Services Co.	14,997	253,512
	Saudi Awwal Bank	152,123	1,591,710
	Saudi Basic Industries Corp.	77,396	1,625,287
*	Saudi Ceramic Co.	24,541	185,426
*	Saudi Enaya Cooperative Insurance Co.	4,826	20,383
	Saudi Industrial Investment Group	112,715	613,678
	Saudi Investment Bank	236,695	806,254
*	Saudi Kayan Petrochemical Co.	258,099	561,216
*	Saudi Marketing Co.	13,951	89,092
	Saudi National Bank	456,889	4,616,571
	Saudi Paper Manufacturing Co.	6,278	125,682
*	Saudi Pharmaceutical Industries & Medical Appliances Corp.	21,416	164,484
*	Saudi Printing & Packaging Co., Class C	6,485	23,223
*	Saudi Public Transport Co.	27,268	134,280
*	Saudi Real Estate Co.	50,888	304,436
*	Saudi Reinsurance Co.	15,387	125,377
*	Saudi Research & Media Group	14,404	1,002,213
	Saudi Steel Pipe Co.	4,989	98,093
	Saudi Tadawul Group Holding Co.	2,366	146,003
	Saudi Telecom Co.	463,800	4,764,118
*	Saudi Vitrified Clay Pipe Co. Ltd.	2,248	28,566
	Saudia Dairy & Foodstuff Co.	5,302	485,342
*	Savola Group	97,188	1,182,213
*	Scientific & Medical Equipment House Co.	4,930	73,870
*	Seera Group Holding	63,072	417,027
	SHL Finance Co.	27,052	114,002
*	Sinad Holding Co.	33,006	118,028
	Sumou Real Estate Co.	3,300	39,468
	Sustained Infrastructure Holding Co.	24,005	223,421
*	Tabuk Agriculture	6,681	31,703

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SAUDI ARABIA — (Continued)
*	Takween Advanced Industries Co.	14,728	$45,544
	Tanmiah Food Co.	2,784	103,915
	Theeb Rent A Car Co.	10,087	176,381
*	United Co.-operative Assurance Co.	10,375	31,611
	United Electronics Co.	15,439	378,122
	United International Transportation Co.	20,025	477,393
	United Wire Factories Co.	5,844	44,288
*	Walaa Cooperative Insurance Co.	14,251	102,515
*	Wataniya Insurance Co.	8,381	70,396
	Yanbu National Petrochemical Co.	31,046	334,733
	Zahrat Al Waha For Trading Co., Class C	3,736	41,374
TOTAL SAUDI ARABIA			58,191,719
SINGAPORE — (0.0%)
*††	Tech-Pro, Inc.	1,644,000	0
SOUTH AFRICA — (2.9%)
	Absa Group Ltd.	196,897	1,731,221
	Adcock Ingram Holdings Ltd.	36,601	115,891
	Advtech Ltd.	314,506	524,149
	AECI Ltd.	63,580	369,690
	Afrimat Ltd.	46,403	174,806
	Alexander Forbes Group Holdings Ltd.	187,471	68,576
	Altron Ltd., Class A	122,825	116,219
	Anglo American Platinum Ltd.	7,740	300,431
*	Astral Foods Ltd.	17,584	166,480
#*	Aveng Ltd.	62,877	30,237
	AVI Ltd.	139,425	748,729
	Barloworld Ltd.	95,505	487,568
	Bid Corp. Ltd.	36,442	907,879
	Bidvest Group Ltd.	76,789	1,154,075
*	Blue Label Telecoms Ltd.	310,079	73,549
*	Brait PLC	400,143	19,784
	Capitec Bank Holdings Ltd.	6,546	1,020,888
	Cashbuild Ltd.	5,673	52,705
	Caxton & CTP Publishers & Printers Ltd.	26,485	15,182
	City Lodge Hotels Ltd.	170,526	40,772
	Clicks Group Ltd.	62,711	1,220,517
	Coronation Fund Managers Ltd.	84,403	173,379
	Curro Holdings Ltd.	68,507	45,602
	DataTec Ltd.	117,641	230,813
Ω	Dis-Chem Pharmacies Ltd.	168,787	331,891
	Discovery Ltd.	92,607	727,030
	DRDGOLD Ltd. (DRD SJ)	84,660	86,427
	DRDGOLD Ltd. (DRD US), Sponsored ADR	5,808	58,777
	Famous Brands Ltd.	27,058	80,142
	FirstRand Ltd.	612,017	2,750,045
	Foschini Group Ltd.	184,218	1,361,054
	Gold Fields Ltd., Sponsored ADR	125,048	2,145,824
	Grindrod Ltd.	340,259	290,731
	Harmony Gold Mining Co. Ltd. (HAR SJ)	39,235	384,723
	Harmony Gold Mining Co. Ltd. (HMY US), Sponsored ADR	189,040	1,837,469
	Hudaco Industries Ltd.	13,408	133,907
	Impala Platinum Holdings Ltd.	213,522	1,096,907
	Investec Ltd.	36,951	288,473
	Italtile Ltd.	167,964	110,539
	JSE Ltd.	28,314	165,483
*	KAP Ltd.	1,555,097	260,155
	Kumba Iron Ore Ltd.	14,253	311,301

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH AFRICA — (Continued)
	Lewis Group Ltd.	26,714	$83,670
*	Metair Investments Ltd.	63,347	48,997
	Momentum Group Limited	844,400	1,242,418
	Motus Holdings Ltd.	102,148	579,385
	Mpact Ltd.	67,311	109,362
	Mr. Price Group Ltd.	99,533	1,183,669
	MTN Group Ltd.	402,620	1,747,025
*	MultiChoice Group	128,091	768,671
	Naspers Ltd., Class N	5,776	1,117,635
	Nedbank Group Ltd.	108,045	1,654,671
	NEPI Rockcastle NV	106,970	805,763
	Ninety One Ltd.	88,763	193,459
	Northam Platinum Holdings Ltd.	99,136	778,566
	Oceana Group Ltd.	44,494	170,366
	Old Mutual Ltd. (OMU SJ)	1,918,696	1,296,672
	Omnia Holdings Ltd.	101,675	367,104
	OUTsurance Group Ltd.	27,186	72,277
Ω	Pepkor Holdings Ltd.	590,053	662,192
#*	Pick n Pay Stores Ltd.	109,082	139,186
	PSG Financial Services Ltd.	343,202	318,057
	Raubex Group Ltd.	86,543	218,032
	RFG Holdings Ltd.	55,653	46,633
	Sanlam Ltd.	235,264	1,053,991
	Santam Ltd.	18,796	332,980
	Sappi Ltd.	336,651	980,823
	Shoprite Holdings Ltd.	92,955	1,557,712
#	Sibanye Stillwater Ltd. (SBSW US), ADR	20,876	94,570
	Sibanye Stillwater Ltd. (SSW SJ)	807,394	921,955
	Southern Sun Ltd.	109,709	37,142
*	SPAR Group Ltd.	72,390	499,231
#	Spur Corp. Ltd.	47,027	88,072
	Stadio Holdings Ltd.	92,501	28,360
	Standard Bank Group Ltd.	187,244	2,282,143
	Super Group Ltd.	247,204	413,178
*	Telkom SA SOC Ltd.	164,059	212,910
	Tiger Brands Ltd.	59,820	733,228
*	Transaction Capital Ltd.	200,339	31,197
	Truworths International Ltd.	164,068	816,125
	Vodacom Group Ltd.	117,757	662,107
*	We Buy Cars Pty. Ltd.	65,467	95,811
	Wilson Bayly Holmes-Ovcon Ltd.	25,843	254,889
	Woolworths Holdings Ltd.	249,483	825,240
	Zeda Ltd.	134,033	92,154
TOTAL SOUTH AFRICA			47,827,648
SOUTH KOREA — (12.1%)
*	3S Korea Co. Ltd.	8,243	13,859
	ABco Electronics Co. Ltd.	1,753	10,101
	Able C&C Co. Ltd.	6,004	37,893
*	Abpro Bio Co. Ltd.	45,652	15,505
*	ADTechnology Co. Ltd.	2,141	34,601
	Advanced Nano Products Co. Ltd.	877	60,205
	Advanced Process Systems Corp.	6,270	95,044
	Aekyung Chemical Co. Ltd.	6,856	56,296
	Aekyung Industrial Co. Ltd.	4,364	63,282
*	Agabang&Company	11,629	36,012
	Ahnlab, Inc.	1,478	62,323
*	Air Busan Co. Ltd.	25,072	44,664
	AJ Networks Co. Ltd.	6,444	21,037

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Ajin Industrial Co. Ltd.	21,088	$48,099
	AK Holdings, Inc.	2,900	28,668
*	Alteogen, Inc.	1,460	336,649
*	ALUKO Co. Ltd.	29,610	57,958
*	Amicogen, Inc.	5,986	21,496
*	Aminologics Co. Ltd.	10,765	10,846
*	Amo Greentech Co. Ltd.	4,498	28,985
	Amorepacific Corp.	2,764	367,372
	Amorepacific Group	5,878	133,751
*	Amotech Co. Ltd.	5,426	22,672
*	Anam Electronics Co. Ltd.	28,466	30,756
*	Ananti, Inc.	34,018	139,326
*	Anapass, Inc.	998	17,609
*	Anterogen Co. Ltd.	2,438	27,187
	Aplus Asset Advisor Co. Ltd.	5,743	16,570
*	APS, Inc.	5,387	26,015
*	Aroot Co. Ltd.	5,163	6,082
	Asia Pacific Satellite, Inc.	1,533	14,593
	Asia Paper Manufacturing Co. Ltd.	11,730	71,938
	Atec Co. Ltd.	1,127	12,463
	Atinum Investment Co. Ltd.	16,983	31,837
	Avaco Co. Ltd.	2,325	24,424
	Avatec Co. Ltd.	1,270	10,596
	Baiksan Co. Ltd.	8,600	84,612
*	Beno Tnr, Inc.	4,734	11,511
	BGF Co. Ltd.	15,592	41,260
	BGF retail Co. Ltd.	3,065	231,503
	BGFecomaterials Co. Ltd.	10,866	32,152
	BH Co. Ltd.	15,869	252,045
*	BHI Co. Ltd.	7,679	50,687
*	Binex Co. Ltd.	7,481	111,653
	Binggrae Co. Ltd.	3,085	201,222
	Bio Plus Co. Ltd.	10,739	46,499
*	Biodyne Co. Ltd.	5,188	58,929
*	Bioneer Corp.	2,941	67,877
	BIT Computer Co. Ltd.	4,460	18,203
	Bixolon Co. Ltd.	3,947	13,214
*	BNC Korea Co. Ltd.	17,845	85,138
	BNK Financial Group, Inc.	98,034	681,608
	Boditech Med, Inc.	4,522	57,775
	BoKwang Industry Co. Ltd.	5,306	19,511
	Bookook Securities Co. Ltd.	1,360	26,327
*	Bosung Power Technology Co. Ltd.	5,041	12,016
	Brand X Co. Ltd.	5,593	32,243
*	Bubang Co. Ltd.	8,545	12,021
*††	Bucket Studio Co. Ltd.	16,344	2,564
*	Bukwang Pharmaceutical Co. Ltd.	6,443	25,021
*	BusinessOn Communication Co. Ltd.	1,802	17,973
	BYC Co. Ltd.	1,390	33,836
	Byucksan Corp.	18,730	29,690
*	C&C International Corp.	1,155	96,377
	C&G Hi Tech Co. Ltd.	1,061	10,406
*	Cafe24 Corp.	4,414	106,098
*	CammSys Corp.	33,312	29,709
	Camus Engineering & Construction, Inc.	20,344	21,434
	Cape Industries Ltd.	7,657	33,878
	Caregen Co. Ltd.	5,450	90,144
#*	Celltrion Pharm, Inc.	2,981	219,043
	Cheil Worldwide, Inc.	26,065	337,492

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Chemtronics Co. Ltd.	1,897	$33,840
*	Chemtros Co. Ltd.	3,277	13,354
	Cheryong Electric Co. Ltd.	4,562	244,981
*	ChinHung International, Inc.	46,523	30,641
	Chinyang Holdings Corp.	9,810	22,557
*	Chips&Media, Inc.	3,500	45,514
*	Choil Aluminum Co. Ltd.	23,460	30,149
	Chong Kun Dang Pharmaceutical Corp.	2,803	228,258
	Choong Ang Vaccine Laboratory	2,468	19,177
*††	Chorokbaem Media Co. Ltd.	6,960	5,121
*	Chunbo Co. Ltd.	765	34,760
*	CJ Bioscience, Inc.	1,625	14,826
*	CJ CGV Co. Ltd.	40,528	169,099
	CJ CheilJedang Corp.	3,674	1,037,387
	CJ Corp.	5,972	579,579
*	CJ ENM Co. Ltd.	5,591	311,973
	CJ Freshway Corp.	4,127	57,733
	CJ Logistics Corp.	4,090	294,977
*	CJ Seafood Corp.	6,788	20,250
*	CKD Bio Corp.	1,229	23,133
	Classys, Inc.	5,466	186,602
	CLIO Cosmetics Co. Ltd.	1,429	36,085
*	CoAsia Corp.	590	3,680
*	Com2uS Holdings Corp.	1,402	26,896
	Com2uSCorp	3,864	106,952
*	ContentreeJoongAng Corp.	2,874	19,138
*	Coreana Cosmetics Co. Ltd.	10,367	21,128
*	Corentec Co. Ltd.	1,484	8,234
*	COSMAX NBT, Inc.	2,176	5,856
	Cosmax, Inc.	3,076	348,008
*	Cosmecca Korea Co. Ltd.	2,209	128,533
*	CosmoAM&T Co. Ltd.	4,107	390,997
*	Cosmochemical Co. Ltd.	4,734	74,472
	Coway Co. Ltd.	21,620	989,112
	COWELL FASHION Co. Ltd.	6,517	12,315
	Cowintech Co. Ltd.	2,887	35,424
	CR Holdings Co. Ltd.	12,587	54,855
	Creas F&C Co. Ltd.	5,074	28,184
*	Creative & Innovative System	12,661	87,595
	Creverse, Inc.	2,158	25,943
*	CrystalGenomics Invites Co. Ltd.	9,498	17,179
*	CS Bearing Co. Ltd.	3,290	13,488
	CS Wind Corp.	8,116	284,047
*	CTC BIO, Inc.	2,673	14,365
*	Cube Entertainment, Inc.	1,866	18,623
	Cuckoo Holdings Co. Ltd.	3,956	63,630
	Cuckoo Homesys Co. Ltd.	5,138	83,322
	Cymechs, Inc.	2,466	28,250
	D.I Corp.	5,094	68,190
*	DA Technology Co. Ltd.	29,845	4,401
	Dae Hwa Pharmaceutical Co. Ltd.	2,081	15,668
	Dae Won Kang Up Co. Ltd.	23,068	85,833
*	Dae Young Packaging Co. Ltd.	25,788	21,010
*††	Dae Yu Co. Ltd.	6,267	1,962
*	Daea TI Co. Ltd.	7,647	17,395
*	Daechang Co. Ltd.	33,874	32,394
	Daechang Forging Co. Ltd.	7,013	27,536
	Daedong Corp.	11,227	83,046
	Daeduck Co. Ltd.	9,954	46,546

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Daeduck Electronics Co. Ltd.	19,643	$319,024
	Daehan Flour Mill Co. Ltd.	512	52,419
	Daehan Steel Co. Ltd.	6,724	57,364
*	Dae-Il Corp.	10,593	35,309
*	Daejoo Electronic Materials Co. Ltd.	1,371	118,380
	Daesang Corp.	12,237	217,574
	Daesang Holdings Co. Ltd.	6,972	47,511
	Daesung Energy Co. Ltd.	2,270	16,673
*	Daesung Industrial Co. Ltd.	9,382	25,216
*	Daesung Private Equity, Inc.	2,638	3,311
*	Daewon Cable Co. Ltd.	8,447	19,547
	Daewon Media Co. Ltd.	2,807	18,179
	Daewon Pharmaceutical Co. Ltd.	7,986	92,316
	Daewon San Up Co. Ltd.	6,131	27,848
*	Daewoo Engineering & Construction Co. Ltd.	118,177	359,841
	Daewoong Co. Ltd.	11,097	174,922
	Daihan Pharmaceutical Co. Ltd.	2,228	45,686
	Daishin Securities Co. Ltd.	13,697	168,226
*	Danal Co. Ltd.	31,311	89,319
	Daol Investment & Securities Co. Ltd.	15,603	36,102
	Daou Data Corp.	7,570	64,714
	Daou Technology, Inc.	15,505	210,246
*	Dasan Networks, Inc.	13,256	36,203
*	Dawonsys Co. Ltd.	8,387	67,154
	DB Financial Investment Co. Ltd.	18,822	60,750
	DB HiTek Co. Ltd.	13,667	544,286
	DB Insurance Co. Ltd.	19,760	1,596,552
*	Dear U Co. Ltd.	2,839	50,863
*	Dentis Co. Ltd.	1,928	11,914
	Dentium Co. Ltd.	2,353	161,050
	Deutsch Motors, Inc.	11,957	41,252
	Device ENG Co. Ltd.	953	10,305
*	Dexter Studios Co. Ltd.	2,597	11,222
	DGB Financial Group, Inc.	91,952	546,726
	DI Dong Il Corp.	4,776	102,500
	Digital Daesung Co. Ltd.	10,620	53,161
*	DIO Corp.	3,189	44,939
	DIT Corp.	1,126	15,800
*	DK Tech Co. Ltd.	5,029	42,235
	DL E&C Co. Ltd.	15,656	402,690
	DL Holdings Co. Ltd.	5,712	234,946
	DMS Co. Ltd.	10,092	41,713
	DN Automotive Corp.	2,019	134,439
	DNF Co. Ltd.	1,645	18,465
	Dohwa Engineering Co. Ltd.	5,055	28,751
	Dong Ah Tire & Rubber Co. Ltd.	2,864	27,947
	Dong-A ST Co. Ltd.	2,417	125,682
	Dongbang Transport Logistics Co. Ltd.	28,165	66,426
	Dongjin Semichem Co. Ltd.	8,922	237,194
	Dongkoo Bio & Pharma Co. Ltd.	3,136	16,846
	DongKook Pharmaceutical Co. Ltd.	9,657	124,265
	Dongkuk CM Co. Ltd.	2,480	13,663
	Dongkuk Holdings Co. Ltd.	13,493	81,648
	Dongkuk Industries Co. Ltd.	13,609	56,865
	Dongkuk Steel Mill Co. Ltd.	14,759	97,073
*	Dongkuk Structures & Construction Co. Ltd.	11,743	23,236
	Dongsuh Cos., Inc.	9,444	128,456
	Dongsung Chemical Co. Ltd.	15,065	47,197
	Dongsung Finetec Co. Ltd.	5,270	52,125

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Dongsung Pharmaceutical Co. Ltd.	2,759	$9,760
*	Dongwha Enterprise Co. Ltd.	2,375	23,672
	Dongwon Development Co. Ltd.	20,377	40,260
	Dongwon F&B Co. Ltd.	4,485	135,754
	Dongwon Metal Co. Ltd.	14,019	15,457
	Dongwon Systems Corp.	1,288	40,710
	Dongwoon Anatech Co. Ltd.	5,289	74,294
	Dongyang E&P, Inc.	2,221	30,308
*	Dongyang Steel Pipe Co. Ltd.	19,283	14,129
	Doosan Bobcat, Inc.	22,622	684,636
	Doosan Co. Ltd.	3,918	502,480
*	Doosan Enerbility Co. Ltd.	119,628	1,647,602
*	Doosan Fuel Cell Co. Ltd.	7,326	107,836
	Doosan Tesna, Inc.	4,233	123,953
	Douzone Bizon Co. Ltd.	5,092	228,065
*	Dream Security Co. Ltd.	11,309	23,059
	Dreamtech Co. Ltd.	15,895	105,077
*	DRTECH Corp.	6,589	18,879
	DSC Investment, Inc.	7,035	15,875
*	DSK Co. Ltd.	6,678	30,328
	Duck Yang Industry Co. Ltd.	9,937	27,932
*	Duk San Neolux Co. Ltd.	2,327	58,574
	DY Corp.	8,382	31,641
	DY POWER Corp.	3,899	39,410
	DYPNF Co. Ltd.	1,024	10,010
*††	E Investment&Development Co. Ltd.	34,114	6,467
	Easy Bio, Inc.	7,041	22,906
	Easy Holdings Co. Ltd.	26,721	55,938
*	Echo Marketing, Inc.	5,078	40,155
*††	Eco Volt Co. Ltd.	16,063	12,399
	Ecoplastic Corp.	18,180	48,033
*	Ecopro BM Co. Ltd.	7,457	990,062
#*	Ecopro Co. Ltd.	16,900	1,148,888
	Ecopro HN Co. Ltd.	3,856	146,928
*	EG Corp.	493	2,649
*††	Ehwa Technologies Information Co. Ltd.	40,504	4,972
	Elentec Co. Ltd.	8,213	46,237
	E-MART, Inc.	8,116	357,807
*	EMRO, Inc.	1,576	59,230
	EM-Tech Co. Ltd.	1,475	32,247
*	Enchem Co. Ltd.	381	48,746
	ENF Technology Co. Ltd.	6,285	124,717
*	Enzychem Lifesciences Corp.	26,948	32,200
	Eo Technics Co. Ltd.	680	87,993
*††	E-TRON Co. Ltd.	112,634	3,068
*	Eubiologics Co. Ltd.	6,321	51,998
	Eugene Corp.	25,711	67,810
	Eugene Investment & Securities Co. Ltd.	27,685	95,067
	Eugene Technology Co. Ltd.	3,965	133,342
*	EV Advanced Material Co. Ltd.	20,082	30,824
*	E-World	15,432	21,552
	Exicon Co. Ltd.	2,110	28,402
	F&F Co. Ltd.	5,448	229,817
	F&F Holdings Co. Ltd.	3,490	36,381
	FarmStory Co. Ltd.	19,242	20,853
	Fasoo Co. Ltd.	1,847	8,113
	Fila Holdings Corp.	14,178	445,104
*	Fine M-Tec Co. Ltd.	5,699	32,900
	Fine Semitech Corp.	2,676	58,545

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Flask Co. Ltd.	13,763	$5,918
*	Foosung Co. Ltd.	8,532	39,418
*	FSN Co. Ltd.	3,829	5,777
	Fursys, Inc.	1,797	57,415
	Gabia, Inc.	4,174	42,913
*	GAEASOFT	6,369	43,914
	Galaxia Moneytree Co. Ltd.	2,236	13,467
*	GAMSUNG Corp. Co. Ltd.	22,439	56,815
*	Gaon Cable Co. Ltd.	2,668	81,561
	GC Cell Corp.	3,129	71,945
*	Genexine, Inc.	12,277	63,313
*	Genie Music Corp.	6,535	12,717
*	Genome & Co.	1,364	9,496
*	Genomictree, Inc.	1,846	25,258
	Geumhwa PSC Co. Ltd.	1,944	36,067
*	Giantstep, Inc.	2,395	12,178
	Global Standard Technology Co. Ltd.	7,918	98,969
*	Global Tax Free Co. Ltd.	12,252	36,612
*	GnBS eco Co. Ltd.	8,673	25,523
	GnCenergy Co. Ltd.	2,911	12,960
	GOLFZON Co. Ltd.	2,432	130,541
	Golfzon Newdin Holdings Co. Ltd.	9,235	24,818
*††	Good People Co. Ltd.	4,247	4,229
	Gradiant Corp.	5,742	52,413
	Green Chemical Co. Ltd.	2,993	15,226
	Green Cross Corp.	2,341	228,701
	Green Cross Holdings Corp.	10,819	120,316
	Green Cross Wellbeing Corp.	5,116	30,999
*	GS Engineering & Construction Corp.	30,894	447,726
	GS Holdings Corp. (078930 KS)	19,715	705,782
	GS Retail Co. Ltd.	17,777	275,439
	Gwangju Shinsegae Co. Ltd.	1,600	34,064
	HAESUNG DS Co. Ltd.	4,727	125,771
	Haesung Industrial Co. Ltd.	8,882	49,300
	Han Kuk Carbon Co. Ltd.	13,090	117,529
	Hana Financial Group, Inc.	78,879	3,737,115
	Hana Materials, Inc.	2,798	103,204
	Hana Micron, Inc.	18,242	259,758
	Hana Pharm Co. Ltd.	3,644	33,126
*	Hana Technology Co. Ltd.	922	21,289
	Hana Tour Service, Inc.	4,085	151,435
*	Hanall Biopharma Co. Ltd.	3,045	78,940
	Hancom, Inc.	7,257	100,042
	Handok, Inc.	4,481	51,471
	Handsome Co. Ltd.	6,972	88,706
	Hanil Feed Co. Ltd.	5,197	17,237
	Hanil Iron & Steel Co. Ltd.	6,765	10,823
	Hanjin Kal Corp.	2,408	121,873
	Hanjin Transportation Co. Ltd.	4,408	62,127
*	Hankook Cosmetics Co. Ltd.	3,027	18,505
	Hankook Cosmetics Manufacturing Co. Ltd.	267	12,510
	Hankook Shell Oil Co. Ltd.	303	75,484
	Hankook Tire & Technology Co. Ltd.	27,309	891,795
	Hanmi Semiconductor Co. Ltd.	2,458	236,769
	HanmiGlobal Co. Ltd.	4,233	54,903
	Hannong Chemicals, Inc.	1,919	18,621
	Hanon Systems	31,828	103,526
	Hansae Co. Ltd.	7,860	112,895
	Hanshin Machinery Co.	6,523	19,611

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hansol Chemical Co. Ltd.	3,080	$368,052
	Hansol Holdings Co. Ltd.	19,120	37,031
*	Hansol IONES Co. Ltd.	6,315	51,921
	Hansol Paper Co. Ltd.	9,682	72,401
	Hansol Technics Co. Ltd.	14,047	52,093
	Hanssem Co. Ltd.	184	8,551
*	Hansung Cleantech Co. Ltd.	5,691	8,725
*	Hanwha Engine	2,890	30,287
*	Hanwha Galleria Corp.	79,804	70,181
	Hanwha General Insurance Co. Ltd.	27,895	114,734
*	Hanwha Investment & Securities Co. Ltd.	55,055	151,400
	Hanwha Life Insurance Co. Ltd.	82,836	188,445
*	Hanwha Ocean Co. Ltd.	2,745	61,455
	Hanwha Solutions Corp.	36,651	666,032
*	Hanyang Digitech Co. Ltd.	2,583	35,031
	Hanyang Eng Co. Ltd.	5,655	76,284
	Hanyang Securities Co. Ltd.	5,181	57,561
	Harim Co. Ltd.	26,787	58,999
	Harim Holdings Co. Ltd.	29,300	125,673
	HB SOLUTION Co. Ltd.	7,112	27,941
	HB Technology Co. Ltd.	31,571	78,207
	HD Hyundai Co. Ltd.	17,111	1,048,586
	HD Hyundai Construction Equipment Co. Ltd.	7,281	316,105
	HD Hyundai Electric Co. Ltd.	5,196	1,175,811
*	HD Hyundai Energy Solutions Co. Ltd.	2,525	44,239
*	HD Hyundai Heavy Industries Co. Ltd.	997	154,073
	HD Hyundai Infracore Co. Ltd.	81,644	475,615
*	HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	6,653	1,009,231
	HDC Holdings Co. Ltd.	17,474	126,916
	HDC Hyundai Development Co-Engineering & Construction, Class E	19,170	321,579
	HDCLabs Co. Ltd.	2,261	13,934
	Hecto Financial Co. Ltd.	2,589	35,720
	Hecto Innovation Co. Ltd.	3,956	37,708
*	Helixmith Co. Ltd.	15,600	46,946
*	Heung-A Shipping Co. Ltd.	11,632	20,270
	HFR, Inc.	4,463	37,561
	High Tech Pharm Co. Ltd.	1,900	25,987
*	HJ Shipbuilding & Construction Co. Ltd.	6,769	16,490
	HK inno N Corp.	6,518	188,320
	HL Holdings Corp.	3,298	80,135
	HL Mando Co. Ltd.	16,246	463,438
*	HLB Biostep Co. Ltd.	7,726	14,228
*	HLB Life Science Co. Ltd.	13,176	102,060
*	HLB Therapeutics Co. Ltd.	8,911	55,821
*	HLB, Inc.	4,622	274,525
	HMM Co. Ltd.	51,945	690,900
	Home Center Holdings Co. Ltd.	40,607	31,722
*	Homecast Co. Ltd.	8,481	18,888
	Hotel Shilla Co. Ltd.	8,311	303,360
*	HS Hyosung Corp.	690	31,953
	HS Industries Co. Ltd.	14,609	42,339
*	Hugel, Inc.	991	177,455
*	Humasis Co. Ltd.	41,254	53,375
*	Humedix Co. Ltd.	2,503	63,292
	Huons Co. Ltd.	3,135	74,558
	Huons Global Co. Ltd.	2,929	53,230
	Husteel Co. Ltd.	17,299	55,837
	Huvitz Co. Ltd.	3,210	25,085
	Hwa Shin Co. Ltd.	9,790	77,080

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Hwangkum Steel & Technology Co. Ltd.	4,431	$19,433
	Hwaseung Enterprise Co. Ltd.	8,077	47,332
	HYBE Co. Ltd.	2,104	270,647
	Hy-Lok Corp.	4,195	85,547
	Hyosung Advanced Materials Corp., Class C	1,052	240,497
	Hyosung Corp.	3,097	103,731
	Hyosung Heavy Industries Corp.	1,729	392,464
	Hyosung TNC Corp.	1,627	358,675
	Hyundai Autoever Corp.	1,496	180,047
	Hyundai Bioland Co. Ltd.	5,522	20,759
*	Hyundai BNG Steel Co. Ltd.	4,900	55,721
	Hyundai Corp.	4,150	64,561
	Hyundai Department Store Co. Ltd.	7,377	253,452
	Hyundai Elevator Co. Ltd.	9,629	300,482
	Hyundai Engineering & Construction Co. Ltd.	20,458	499,849
	Hyundai Ezwel Co. Ltd.	8,898	36,261
	Hyundai Futurenet Co. Ltd.	10,966	30,437
	Hyundai GF Holdings	14,113	44,919
	Hyundai Glovis Co. Ltd.	14,478	1,288,655
	Hyundai Green Food	3,466	31,792
	Hyundai Home Shopping Network Corp.	2,566	91,178
*	Hyundai Livart Furniture Co. Ltd.	6,686	48,586
	Hyundai Marine & Fire Insurance Co. Ltd.	24,522	645,296
*	Hyundai Mipo Dockyard Co. Ltd.	3,856	331,725
	Hyundai Mobis Co. Ltd.	7,979	1,290,924
	Hyundai Motor Co.	38,423	7,002,588
	Hyundai Motor Securities Co. Ltd.	9,906	64,475
	Hyundai Movex Co. Ltd.	9,201	19,322
	Hyundai Steel Co.	22,511	455,492
	Hyundai Wia Corp.	8,192	314,926
	HyVision System, Inc.	6,036	91,555
	i3system, Inc.	1,104	26,605
*	ICD Co. Ltd.	2,981	14,592
	IDIS Holdings Co. Ltd.	2,685	19,108
	Iljin Diamond Co. Ltd.	2,208	24,145
	Iljin Electric Co. Ltd.	9,436	157,964
*	Iljin Hysolus Co. Ltd.	1,181	18,537
	Iljin Power Co. Ltd.	4,220	34,000
	Ilshin Spinning Co. Ltd.	8,435	50,429
	Ilsung Pharmaceuticals Co. Ltd.	2,715	34,709
	Ilyang Pharmaceutical Co. Ltd.	5,086	51,616
	iMarketKorea, Inc.	9,902	62,251
	InBody Co. Ltd.	3,960	69,405
	Industrial Bank of Korea	90,362	922,038
*	Infinitt Healthcare Co. Ltd.	5,469	18,824
	Innocean Worldwide, Inc.	10,952	157,358
	InnoWireless Co. Ltd.	1,054	15,404
	Innox Advanced Materials Co. Ltd.	7,249	159,467
*	Inscobee, Inc.	19,359	14,012
*	Insun ENT Co. Ltd.	13,154	62,265
*	Insung Information Co. Ltd.	9,259	15,443
	Intellian Technologies, Inc.	2,224	87,776
	Intelligent Digital Integrated Security Co. Ltd.	1,743	21,157
*	Interflex Co. Ltd.	2,712	25,038
††	Interojo Co. Ltd.	2,350	31,877
	INTOPS Co. Ltd.	6,004	96,442
	iNtRON Biotechnology, Inc.	4,530	21,045
	Inzi Controls Co. Ltd.	5,722	28,375
	IS Dongseo Co. Ltd.	9,358	167,874

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	ISC Co. Ltd.	2,388	$86,852
	i-SENS, Inc.	3,076	41,824
*	ISU Abxis Co. Ltd.	3,988	19,932
*	ISU Chemical Co. Ltd.	5,097	33,057
*	ISU Specialty Chemical	4,650	118,713
	IsuPetasys Co. Ltd.	11,986	400,692
*	ITEK, Inc.	5,575	30,176
*	ITM Semiconductor Co. Ltd.	1,624	23,195
*	Jahwa Electronics Co. Ltd.	3,097	46,702
	JASTECH Ltd.	3,716	16,030
	JB Financial Group Co. Ltd.	46,009	485,713
	JC Chemical Co. Ltd.	7,961	31,191
*	Jeju Air Co. Ltd.	13,916	97,452
*	Jeju Semiconductor Corp.	9,125	105,573
*	Jin Air Co. Ltd.	7,997	61,215
	Jinsung T.E.C.	6,490	43,936
	JLS Co. Ltd.	3,636	17,513
*	JNK Global Co. Ltd.	5,529	15,305
*	JNTC Co. Ltd.	3,202	50,909
*††	Jokwang ILI Co. Ltd.	21,810	2,170
*	JoyCity Corp.	13,847	21,160
	JS Corp.	1,706	19,061
	Jusung Engineering Co. Ltd.	9,605	201,979
	JVM Co. Ltd.	1,903	32,286
	JW Life Science Corp.	4,771	41,314
	JYP Entertainment Corp.	7,401	311,884
	K Car Co. Ltd.	5,037	47,014
	K Ensol Co. Ltd.	1,098	12,853
	Kakao Corp.	16,277	467,753
*	Kakao Games Corp.	13,558	184,817
	KakaoBank Corp.	17,985	282,486
*	Kakaopay Corp.	3,031	56,201
*††	Kanglim Co. Ltd.	24,778	3,402
	KAON Group Co. Ltd.	7,219	25,010
	KB Financial Group, Inc. (105560 KS)	59,620	3,854,230
	KB Financial Group, Inc. (KB US), ADR	20,310	1,324,415
	KC Co. Ltd.	3,423	51,225
	KC Tech Co. Ltd.	3,975	126,721
	KCC Corp.	1,438	347,033
	KCC Glass Corp.	5,228	159,547
	KCTC	13,067	54,683
	KEC Corp.	72,307	61,464
*	Kencoa Aerospace Co.	2,012	15,384
	KEPCO Engineering & Construction Co., Inc.	1,335	74,256
	KEPCO Plant Service & Engineering Co. Ltd.	13,182	378,301
	Keyang Electric Machinery Co. Ltd.	4,700	5,727
*	KEYEAST Co. Ltd.	2,672	9,859
	KG Chemical Corp.	19,889	66,022
	KG Dongbusteel	23,894	110,033
	KG Eco Solution Co. Ltd.	12,156	60,568
*††	KG Mobility Co.	27,602	120,882
	Kginicis Co. Ltd.	7,291	54,898
	KGMobilians Co. Ltd.	9,604	34,728
	KH Vatec Co. Ltd.	10,320	89,279
	Kia Corp.	71,402	5,859,007
*	Kib Plug Energy	116,791	49,176
*	KidariStudio, Inc.	4,840	13,534
	KINX, Inc.	1,034	56,481
	KISCO Corp.	7,715	47,703

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	KISCO Holdings Co. Ltd.	3,689	$53,128
	KISWIRE Ltd.	5,001	73,081
	KIWOOM Securities Co. Ltd.	6,044	587,463
*	KMW Co. Ltd.	3,770	34,038
*	KNJ Co. Ltd.	1,163	16,276
*	KNW Co. Ltd.	5,184	23,045
*	KoBioLabs, Inc.	2,360	13,458
	Koentec Co. Ltd.	6,645	34,663
	Koh Young Technology, Inc.	12,171	103,207
	Kolmar BNH Co. Ltd.	4,947	60,939
	Kolmar Holdings Co. Ltd.	8,438	52,334
	Kolon Corp.	3,612	41,445
	Kolon Enp, Inc.	7,122	35,862
	Kolon Global Corp.	2,282	17,166
	Kolon Industries, Inc.	9,355	253,601
*	Kolon Life Science, Inc.	583	9,509
	Kolon Mobility Group Corp.	7,567	15,177
	KoMiCo Ltd.	2,410	132,650
	KONA I Co. Ltd.	3,514	38,498
	Korea Asset In Trust Co. Ltd.	31,622	69,891
	Korea Cast Iron Pipe Industries Co. Ltd.	7,209	34,846
*	Korea Circuit Co. Ltd.	7,616	71,241
*	Korea District Heating Corp.	743	25,817
	Korea Electric Terminal Co. Ltd.	3,099	138,550
	Korea Electronic Certification Authority, Inc.	4,271	12,016
	Korea Electronic Power Industrial Development Co. Ltd.	4,827	55,696
	Korea Export Packaging Industrial Co. Ltd.	8,450	14,969
	Korea Fuel-Tech Corp.	10,279	39,050
*	Korea Gas Corp.	5,875	190,845
*	Korea Information & Communications Co. Ltd.	10,169	63,018
	Korea Information Certificate Authority, Inc.	8,741	26,637
	Korea Investment Holdings Co. Ltd.	14,096	757,326
*	Korea Line Corp.	96,454	151,609
	Korea Movenex Co. Ltd.	14,544	44,177
	Korea Parts & Fasteners Co. Ltd.	12,229	49,476
	Korea Petrochemical Ind Co. Ltd.	1,862	155,089
	Korea Petroleum Industries Co.	3,884	56,797
	Korea Pharma Co. Ltd.	615	8,027
	Korea Ratings Corp.	564	35,536
	Korea Real Estate Investment & Trust Co. Ltd.	87,316	65,865
	Korea Zinc Co. Ltd.	1,239	439,283
	Korean Air Lines Co. Ltd.	69,484	1,079,885
	Korean Reinsurance Co.	59,075	356,298
	Kortek Corp.	5,563	29,669
*	KOSES Co. Ltd.	2,518	20,403
*	KPS Corp.	1,718	7,240
	KPX Chemical Co. Ltd.	1,121	38,996
*	Krafton, Inc.	6,898	1,487,336
	KSS LINE Ltd.	8,802	54,358
*	Kt alpha Co. Ltd.	8,575	28,911
	KT Corp. (KT US), Sponsored ADR	12,498	182,096
	KT Skylife Co. Ltd.	6,197	22,673
	KTCS Corp.	9,824	22,320
	Kukdong Oil & Chemicals Co. Ltd.	10,859	31,124
*	Kukje Pharma Co. Ltd.	4,143	18,715
	Kukjeon Pharmaceutical Co. Ltd.	2,139	8,041
*	Kum Yang Co. Ltd.	1,278	63,404
*	Kumho HT, Inc.	61,887	27,419
	Kumho Petrochemical Co. Ltd.	6,714	681,014

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Kumho Tire Co., Inc.	63,017	$235,534
*	KUMHOE&C Co. Ltd.	9,581	26,105
	Kumkang Kind Co. Ltd.	8,100	30,324
*	Kwangmu Co. Ltd.	11,130	32,839
	KX Innovation Co. Ltd.	3,585	11,142
	Kyeryong Construction Industrial Co. Ltd.	4,158	46,142
	Kyobo Securities Co. Ltd.	12,508	46,594
	Kyongbo Pharmaceutical Co. Ltd.	3,819	20,638
	Kyung Dong Navien Co. Ltd.	3,389	141,576
	Kyungbang Co. Ltd.	5,365	27,653
	Kyung-In Synthetic Corp.	15,465	38,187
	L&C Bio Co. Ltd.	1,727	25,667
*	L&F Co. Ltd.	1,457	121,861
*	L&K Biomed Co. Ltd.	1,817	11,382
*	LabGenomics Co. Ltd.	14,945	29,186
*	Lake Materials Co. Ltd.	15,024	175,311
*	LB Semicon, Inc.	19,980	80,332
	Lee Ku Industrial Co. Ltd.	6,154	20,680
	LEENO Industrial, Inc.	2,523	371,411
	LF Corp.	9,746	102,886
	LG Chem Ltd.	10,766	2,421,103
	LG Corp.	12,299	784,334
*	LG Display Co. Ltd. (034220 KS)	30,282	248,580
*	LG Display Co. Ltd. (LPL US), ADR	121,612	494,961
	LG Electronics, Inc.	38,217	2,910,250
	LG H&H Co. Ltd.	2,615	672,717
	LG HelloVision Co. Ltd.	16,371	33,790
	LG Innotek Co. Ltd.	5,241	984,339
	LG Uplus Corp.	102,489	749,611
*	LigaChem Biosciences, Inc.	828	51,215
*	Lightron Fiber-Optic Devices, Inc.	4,107	7,149
	LOT Vacuum Co. Ltd.	4,434	41,253
	Lotte Chemical Corp.	2,699	200,014
	Lotte Corp.	8,123	146,550
	Lotte Energy Materials Corp.	8,052	227,182
	LOTTE Fine Chemical Co. Ltd.	8,987	305,210
	LOTTE Himart Co. Ltd.	1,295	8,545
*	Lotte Innovate Co. Ltd.	2,926	55,289
*	Lotte Non-Life Insurance Co. Ltd.	32,778	67,464
	Lotte Rental Co. Ltd.	8,583	188,333
	Lotte Shopping Co. Ltd.	3,534	159,658
	Lotte Wellfood Co. Ltd.	1,356	177,647
	LS Corp.	6,232	528,565
	LS Eco Energy Ltd.	3,866	78,407
	LS Electric Co. Ltd.	5,021	675,899
	LS Marine Solution Co. Ltd.	3,994	58,759
*	LTC Co. Ltd.	1,773	15,274
*	LVMC Holdings	48,539	84,153
	LX Hausys Ltd.	4,303	146,878
	LX Semicon Co. Ltd.	5,603	307,134
	M.I.Tech Co. Ltd.	6,029	29,407
	Macquarie Korea Infrastructure Fund	81,032	724,959
	Maeil Dairies Co. Ltd.	2,167	66,965
	MAKUS, Inc.	5,043	35,818
*††	Manho Rope & Wire Ltd.	810	10,402
	Mcnex Co. Ltd.	6,774	103,487
*	MDS Tech, Inc.	12,968	11,832
	Mediana Co. Ltd.	4,570	19,542
*	Medipost Co. Ltd.	10,403	49,630

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Medytox, Inc.	1,166	$147,157
	Meerecompany, Inc.	1,878	28,341
	MegaStudy Co. Ltd.	3,816	31,060
	MegaStudyEdu Co. Ltd.	4,374	166,425
	Meritz Financial Group, Inc.	33,701	2,077,218
	META BIOMED Co. Ltd.	5,123	16,925
	Mgame Corp.	7,410	30,704
	Mi Chang Oil Industrial Co. Ltd.	382	23,689
*	MiCo Ltd.	11,862	107,746
*	Mirae Asset Life Insurance Co. Ltd.	21,538	80,548
	Mirae Asset Securities Co. Ltd.	62,214	353,262
*	Mirae Asset Venture Investment Co. Ltd.	12,030	46,699
	Miwon Chemicals Co. Ltd.	571	33,241
	Miwon Commercial Co. Ltd.	595	87,861
	Miwon Holdings Co. Ltd.	324	19,548
	Miwon Specialty Chemical Co. Ltd.	519	53,076
	MK Electron Co. Ltd.	8,599	58,719
*	MNTech Co. Ltd.	3,027	26,845
*	Mobase Electronics Co. Ltd.	28,560	39,812
*	Mobile Appliance, Inc.	4,796	8,731
	Modetour Network, Inc.	3,494	32,956
*	MONAYONGPYONG	12,765	32,844
	Moorim P&P Co. Ltd.	14,195	32,759
	Motonic Corp.	4,135	25,926
	Motrex Co. Ltd.	7,187	59,679
	mPlus Corp.	3,206	27,755
	MS Autotech Co. Ltd.	13,133	37,655
	Multicampus Co. Ltd.	1,558	36,046
	Myoung Shin Industrial Co. Ltd.	15,289	146,578
*	N2tech Co. Ltd.	17,578	7,609
	Namhae Chemical Corp.	10,948	56,222
*	Namsun Aluminum Co. Ltd.	35,479	40,444
*	Namuga Co. Ltd.	2,390	22,164
	Namyang Dairy Products Co. Ltd.	175	66,637
	Nasmedia Co. Ltd.	1,721	21,804
*	Nature & Environment Co. Ltd.	31,751	18,098
	Nature Holdings Co. Ltd.	4,671	41,782
	NAVER Corp.	8,729	1,113,318
	NCSoft Corp.	1,901	243,932
	NeoPharm Co. Ltd.	2,082	38,913
	Neosem, Inc.	2,981	29,001
	Neowiz	6,353	96,182
*	Neowiz Holdings Corp.	1,665	21,225
*	Nepes Ark Corp.	3,018	41,474
*	NEPES Corp.	6,613	61,025
*	Neptune Co.	5,383	22,210
*Ω	Netmarble Corp.	4,371	203,192
	New Power Plasma Co. Ltd.	10,930	43,211
	Nexen Corp.	9,997	33,938
	Nexen Tire Corp.	18,926	106,908
*	Nexon Games Co. Ltd.	7,208	125,194
	NEXTIN, Inc.	2,537	104,165
	NH Investment & Securities Co. Ltd.	54,362	552,212
	NHN Corp.	7,894	110,730
	NHN KCP Corp.	8,874	53,475
	NI Steel Co. Ltd.	11,528	36,284
	NICE Holdings Co. Ltd.	9,918	75,304
	Nice Information & Telecommunication, Inc.	3,525	51,881
	NICE Information Service Co. Ltd.	14,058	105,876

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	NICE Total Cash Management Co. Ltd.	7,593	$27,780
	Nong Shim Holdings Co. Ltd.	900	46,304
	NongShim Co. Ltd.	1,168	410,959
	NOROO Paint & Coatings Co. Ltd.	4,323	30,268
	NOVAREX Co. Ltd.	7,851	53,251
	Novatech Co. Ltd.	1,633	17,750
	NPC	7,683	23,548
	OCI Co. Ltd.	2,797	170,183
	OCI Holdings Co. Ltd.	6,021	323,777
	ONEJOON Co. Ltd.	1,218	9,705
	OptoElectronics Solutions Co. Ltd.	3,068	25,390
*	Orbitech Co. Ltd.	3,429	6,678
	Oriental Precision & Engineering Co. Ltd.	7,890	24,755
	Orion Corp.	8,704	557,755
	Orion Holdings Corp.	12,345	134,564
*	OSTEONIC Co. Ltd.	3,992	14,760
*††	Osung Advanced Materials Co. Ltd.	28,148	50,139
	Ottogi Corp.	937	297,721
	Paik Kwang Industrial Co. Ltd.	13,688	90,871
	Pan Ocean Co. Ltd.	116,457	329,086
	Park Systems Corp.	1,480	179,270
	Partron Co. Ltd.	28,248	155,954
	Paseco Co. Ltd.	2,696	17,987
*	Pearl Abyss Corp.	2,533	78,630
*	People & Technology, Inc.	6,960	277,679
	PHA Co. Ltd.	3,537	30,550
#	PharmaResearch Co. Ltd.	2,487	243,700
*	PharmGen Science, Inc.	9,054	35,051
*	Pharmicell Co. Ltd.	6,363	24,306
*	Philenergy Co. Ltd.	251	2,947
	Philoptics Co. Ltd.	3,684	48,193
*	PI Advanced Materials Co. Ltd.	3,994	81,451
	Polaris AI Pharma Corp.	4,779	26,984
*	Pond Group Co. Ltd.	3,753	14,864
*	PonyLink Co. Ltd.	18,582	37,476
	Poongsan Holdings Corp.	2,812	55,411
	Posco DX Co. Ltd.	12,040	255,258
	POSCO Future M Co. Ltd.	756	117,968
	Posco M-Tech Co. Ltd.	2,492	33,524
	POSCO Steeleon Co. Ltd.	1,308	41,520
*	Power Logics Co. Ltd.	9,071	41,143
	Protec Co. Ltd.	822	16,632
	PSK Holdings, Inc.	740	29,253
	PSK, Inc.	7,547	173,703
	Pulmuone Co. Ltd.	3,936	40,021
	Pumtech Korea Co. Ltd.	1,050	36,974
	QSI Co. Ltd.	1,523	8,862
*	Qurient Co. Ltd.	2,498	7,312
*	Rainbow Robotics	502	51,371
*	RaonSecure Co. Ltd.	7,286	10,976
*	Ray Co. Ltd.	2,458	19,802
*	Refine Co. Ltd.	6,522	54,730
	Reyon Pharmaceutical Co. Ltd.	2,366	24,130
	RFHIC Corp.	4,856	47,635
*	RFTech Co. Ltd.	16,022	41,035
*	Robostar Co. Ltd.	1,376	25,198
	Rorze Systems Corp.	5,257	51,982
	Rsupport Co. Ltd.	6,747	16,025
	S&S Tech Corp.	4,117	90,305

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	S-1 Corp.	6,233	$257,015
	Sajo Industries Co. Ltd.	851	28,840
	Sajodaerim Corp.	1,835	91,186
	Sam Young Electronics Co. Ltd.	4,997	33,220
	Sam Yung Trading Co. Ltd.	6,134	57,706
	Sam-A Aluminum Co. Ltd.	357	13,580
	Sambo Motors Co. Ltd.	8,689	29,880
*	Sambu Engineering & Construction Co. Ltd.	43,125	47,082
	Samchully Co. Ltd.	516	33,974
	Samho Development Co. Ltd.	8,183	21,407
	SAMHWA Paints Industrial Co. Ltd.	4,793	27,680
	Samick THK Co. Ltd.	2,406	19,040
*	Samil Pharmaceutical Co. Ltd.	3,172	22,142
	Samji Electronics Co. Ltd.	5,168	32,724
	Samjin Pharmaceutical Co. Ltd.	2,505	35,082
*	Samkee Corp.	18,711	22,618
	Sammok S-Form Co. Ltd.	2,476	37,784
*Ω	Samsung Biologics Co. Ltd.	2,073	1,422,265
	Samsung C&T Corp.	13,757	1,566,949
	Samsung Card Co. Ltd. (029780 KS)	10,089	309,721
*	Samsung E&A Co. Ltd.	55,607	1,161,508
	Samsung Electro-Mechanics Co. Ltd.	15,152	1,771,306
	Samsung Electronics Co. Ltd. (005930 KS)	538,317	33,193,821
	Samsung Electronics Co. Ltd. (SMSN LI), GDR	2,284	3,512,914
	Samsung Fire & Marine Insurance Co. Ltd.	9,408	2,558,310
*	Samsung Heavy Industries Co. Ltd.	59,577	510,767
	Samsung Life Insurance Co. Ltd.	11,553	815,359
*	Samsung Pharmaceutical Co. Ltd.	27,070	32,158
	Samsung Publishing Co. Ltd.	1,240	15,222
	Samsung SDI Co. Ltd.	10,831	2,546,601
	Samsung SDS Co. Ltd.	8,320	900,314
	Samsung Securities Co. Ltd.	25,299	827,707
	SAMT Co. Ltd.	22,161	57,091
	Samwha Capacitor Co. Ltd.	2,639	84,267
	Samwha Electric Co. Ltd.	511	18,616
	Samyang Corp.	1,532	55,227
	Samyang Foods Co. Ltd.	1,686	757,285
	Samyang Holdings Corp.	2,127	108,322
	Samyang Packaging Corp.	2,637	36,416
	Samyang Tongsang Co. Ltd.	846	28,833
	Samyoung Co. Ltd.	6,764	18,717
	Sang-A Frontec Co. Ltd.	2,614	41,133
*	Sangbo Corp.	16,775	18,332
*	Sangsangin Co. Ltd.	11,392	23,722
	Sangsin Energy Display Precision Co. Ltd.	3,457	32,047
	Saramin Co. Ltd.	3,271	42,790
	Satrec Initiative Co. Ltd.	829	25,774
*	SBI Investment Korea Co. Ltd.	40,530	23,607
*	SD Biosensor, Inc.	22,479	157,872
	SeAH Besteel Holdings Corp.	7,225	99,862
	SeAH Holdings Corp.	419	31,881
	SeAH Steel Corp.	565	52,198
	SeAH Steel Holdings Corp.	1,326	173,343
	Sebang Co. Ltd.	6,012	61,796
	Sebang Global Battery Co. Ltd.	3,144	211,986
	Seegene, Inc.	11,669	183,379
	Segyung Hitech Co. Ltd.	2,999	16,554
	Sejin Heavy Industries Co. Ltd.	6,360	42,010
	Sekonix Co. Ltd.	8,337	36,503

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Selvas AI, Inc.	1,324	$12,619
	Sempio Foods Co.	730	16,932
	Seobu T&D	15,654	76,149
	Seohan Co. Ltd.	57,673	35,450
	Seohee Construction Co. Ltd.	59,699	58,117
*	Seojin System Co. Ltd.	11,556	228,602
*	Seoul Auction Co. Ltd.	2,218	12,718
	Seoul City Gas Co. Ltd.	597	24,177
	Seoul Semiconductor Co. Ltd.	18,042	120,468
	Seoyon Co. Ltd.	6,326	38,396
	Seoyon E-Hwa Co. Ltd.	6,625	79,125
*	Seronics Co. Ltd.	774	8,002
*††	Sewon E&C Co. Ltd.	21,080	5,405
	Sewoon Medical Co. Ltd.	4,473	9,138
	SFA Engineering Corp.	7,382	136,618
*	SFA Semicon Co. Ltd.	9,757	33,970
	SGC Energy Co. Ltd.	4,711	92,945
	Shin Heung Energy & Electronics Co. Ltd.	9,005	49,029
	Shindaeyang Paper Co. Ltd.	6,808	27,074
	Shinhan Financial Group Co. Ltd. (055550 KS)	80,720	3,550,154
	Shinil Electronics Co. Ltd.	12,080	14,345
*	Shinsegae Engineering & Construction Co. Ltd.	1,086	10,488
	Shinsegae International, Inc.	7,738	80,034
	Shinsegae, Inc.	4,554	504,979
	Shinsung Delta Tech Co. Ltd.	5,603	216,389
*	Shinsung E&G Co. Ltd.	17,368	23,479
	Shinwon Corp.	17,258	16,630
	Shinyoung Securities Co. Ltd.	1,754	92,928
*	Showbox Corp.	9,860	26,502
*	Signetics Corp.	25,566	21,422
	Silla Co. Ltd.	2,472	19,180
	Simmtech Co. Ltd.	6,900	153,605
	SIMPAC, Inc.	1,268	3,477
	Sindoh Co. Ltd.	2,207	60,086
	Sinil Pharm Co. Ltd.	1,949	11,051
	SJG Sejong	9,135	34,146
*	SK Biopharmaceuticals Co. Ltd.	988	62,060
*	SK Bioscience Co. Ltd.	2,633	106,868
	SK Chemicals Co. Ltd.	4,083	148,317
	SK Discovery Co. Ltd.	4,063	112,866
*	SK Eternix Co. Ltd.	6,206	79,477
	SK Gas Ltd.	1,450	188,776
	SK Hynix, Inc.	50,273	7,210,329
*Ω	SK IE Technology Co. Ltd.	4,525	124,043
*	SK Innovation Co. Ltd.	10,450	796,876
*	SK oceanplant Co. Ltd.	8,234	76,406
	SK Securities Co. Ltd.	170,647	69,614
	SK Telecom Co. Ltd. (017670 KS)	18,014	712,796
	SK Telecom Co. Ltd. (SKM US), Sponsored ADR	1,260	28,254
*	SKC Co. Ltd.	1,751	174,585
	SL Corp.	8,218	222,647
*	SM Culture & Contents Co. Ltd.	6,924	9,082
	SM Entertainment Co. Ltd.	3,110	160,306
*	SM Life Design Group Co. Ltd.	10,529	11,653
*	SMCore, Inc.	1,609	5,368
*	SMEC Co. Ltd.	7,175	16,994
	SNT Holdings Co. Ltd.	3,470	59,029
*	SOCAR, Inc.	1,653	23,432
	S-Oil Corp.	15,669	772,980

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Solborn, Inc.	7,338	$21,521
	Solid, Inc.	22,414	86,416
*	SOLUM Co. Ltd.	13,117	173,006
	Solus Advanced Materials Co. Ltd.	11,572	128,311
	Songwon Industrial Co. Ltd.	7,797	67,355
	Soop Co. Ltd.	3,056	230,818
	Soosan Heavy Industries Co. Ltd.	20,342	31,699
	Soulbrain Co. Ltd.	1,405	271,389
	Soulbrain Holdings Co. Ltd.	2,191	88,050
	SPC Samlip Co. Ltd.	1,112	44,191
	SPG Co. Ltd.	2,271	39,119
	Spigen Korea Co. Ltd.	1,896	38,796
	ST Pharm Co. Ltd.	2,773	180,831
	STIC Investments, Inc.	7,920	57,766
	Straffic Co. Ltd.	10,920	29,359
*	Studio Dragon Corp.	4,765	131,521
*	STX Heavy Industries Co. Ltd.	4,552	76,502
*	Sugentech, Inc.	7,423	34,770
	Suheung Co. Ltd.	2,902	40,703
*	Sukgyung AT Co. Ltd.	508	17,913
	Sung Kwang Bend Co. Ltd.	7,865	82,096
*	Sungchang Enterprise Holdings Ltd.	19,774	24,101
*	Sungeel Hitech Co. Ltd.	475	21,100
	Sungwoo Hitech Co. Ltd.	28,667	158,207
	Sunjin Co. Ltd.	6,600	32,977
*	Suprema, Inc.	1,914	36,201
	SV Investment Corp.	6,882	9,619
*	SY Co. Ltd.	12,322	44,357
*	Synergy Innovation Co. Ltd.	10,345	19,838
*	Synopex, Inc.	32,984	275,681
*	Syntekabio, Inc.	2,248	11,516
	Systems Technology, Inc.	2,030	42,540
	T&L Co. Ltd.	1,763	78,079
	Tae Kyung Industrial Co. Ltd.	6,615	25,832
	Taekwang Industrial Co. Ltd.	146	64,441
	Taekyung BK Co. Ltd.	7,843	28,278
*††	Taewoong Co. Ltd.	4,985	59,453
*	Taihan Electric Wire Co. Ltd.	22,265	224,103
	TCC Steel	964	25,994
	TechWing, Inc.	6,290	251,985
*	Telcon RF Pharmaceutical, Inc.	24,191	12,477
	Telechips, Inc.	2,484	31,669
	TEMC CNS Co. Ltd.	3,167	19,660
	TES Co. Ltd.	3,436	52,339
*	Thinkware Systems Corp.	2,170	19,057
	TK Corp.	8,069	95,861
	TKG Huchems Co. Ltd.	10,148	141,035
	TLB Co. Ltd.	2,610	36,982
	Tokai Carbon Korea Co. Ltd.	2,058	171,565
	Tongyang Life Insurance Co. Ltd.	24,537	142,201
	Tongyang, Inc.	72,698	44,703
*	Tonymoly Co. Ltd.	1,936	13,496
*	Top Engineering Co. Ltd.	5,710	20,001
	Toptec Co. Ltd.	7,336	37,458
	Tovis Co. Ltd.	6,051	86,335
	TP	19,921	22,804
	TS Corp.	19,785	44,351
*	TSE Co. Ltd.	713	26,663
*	TSI Co. Ltd.	1,964	8,982

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
*	Tuksu Construction Co. Ltd.	3,773	$20,495
	TYM Corp.	18,418	46,775
	Ubiquoss Holdings, Inc.	2,043	15,506
	Ubiquoss, Inc.	4,144	44,402
	Ubivelox, Inc.	4,148	24,427
	Uju Electronics Co. Ltd.	3,176	33,104
*	Uni-Chem Co. Ltd.	17,481	19,817
	Unid Co. Ltd.	2,411	151,370
	Union Semiconductor Equipment & Materials Co. Ltd.	7,723	49,534
	Uniquest Corp.	4,583	17,996
*	Unison Co. Ltd.	19,128	10,468
	UniTest, Inc.	4,160	36,834
	Unitrontech Co. Ltd.	8,834	37,671
	V One Tech Co. Ltd.	3,147	13,792
	Value Added Technology Co. Ltd.	4,333	81,240
*	Viatron Technologies, Inc.	4,608	25,224
*††	Vidente Co. Ltd.	19,231	8,702
	Vieworks Co. Ltd.	2,184	41,922
*	Vina Tech Co. Ltd.	586	17,960
	Vitzro Tech Co. Ltd.	4,197	24,944
	Vitzrocell Co. Ltd.	4,413	64,511
*	VM, Inc.	2,268	19,604
*	VT Co. Ltd.	7,135	180,983
	Webcash Corp.	6,795	39,267
	Webzen, Inc.	6,567	82,499
*	Wemade Max Co. Ltd.	1,085	7,589
	Whanin Pharmaceutical Co. Ltd.	5,935	62,062
	Wins Co. Ltd.	3,865	38,184
*	Wireless Power Amplifier Module, Inc.	5,205	12,796
	WiSoL Co. Ltd.	10,907	57,256
*	WONIK CUBE Corp.	13,425	16,828
*	Wonik Holdings Co. Ltd.	21,371	49,986
*	WONIK IPS Co. Ltd.	2,560	71,003
	Wonik Materials Co. Ltd.	3,195	74,133
*	WONIK PNE Co. Ltd.	4,103	10,947
	Wonik QnC Corp.	6,335	143,272
	Woojin, Inc.	3,958	25,096
*	Woongjin Co. Ltd.	23,540	18,888
*	Woongjin Thinkbig Co. Ltd.	27,380	36,912
*	Wooree Bio Co. Ltd.	11,301	42,357
	Woori Financial Group, Inc. (316140 KS)	195,291	2,247,837
	Woori Financial Group, Inc. (WF US), Sponsored ADR	291	10,255
#*	Woori Technology Investment Co. Ltd.	12,348	76,419
*	Woori Technology, Inc.	30,076	52,111
	Woory Industrial Co. Ltd.	1,609	15,784
	Wooshin Systems Co. Ltd.	3,961	19,934
*	Woosu AMS Co. Ltd.	5,919	13,262
	Worldex Industry & Trading Co. Ltd.	3,984	68,605
*	Wysiwyg Studios Co. Ltd.	19,187	21,798
	Y G-1 Co. Ltd.	9,847	40,878
*	YC Corp.	2,877	39,471
	Y-entec Co. Ltd.	7,276	38,075
	Yesco Holdings Co. Ltd.	755	23,574
	YG Entertainment, Inc.	4,744	133,001
*	YG PLUS	8,831	20,462
*	YMT Co. Ltd.	2,063	13,476
*	Youil Energy Tech Co. Ltd.	1,247	2,262
	Youlchon Chemical Co. Ltd.	1,863	33,388
	Young Poong Corp.	182	41,831

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
SOUTH KOREA — (Continued)
	Young Poong Precision Corp.	4,334	$32,566
	Youngone Corp.	11,594	329,526
	Youngone Holdings Co. Ltd.	3,354	198,577
	Yuanta Securities Korea Co. Ltd.	49,301	107,877
	YuHwa Securities Co. Ltd.	13,635	21,972
*	Yungjin Pharmaceutical Co. Ltd.	9,902	18,338
	Zeus Co. Ltd.	4,722	50,786
	Zinus, Inc.	6,125	66,741
TOTAL SOUTH KOREA			198,938,243
TAIWAN — (21.8%)
	104 Corp.	5,000	34,880
	91APP, Inc.	28,000	77,688
	Aaeon Technology, Inc.	11,000	55,902
	ABC Taiwan Electronics Corp.	42,860	28,282
	Abico Avy Co. Ltd.	64,054	62,366
#	Ability Enterprise Co. Ltd.	114,508	173,604
	Ability Opto-Electronics Technology Co. Ltd.	19,528	141,818
#	AcBel Polytech, Inc.	373,757	410,884
#	Accton Technology Corp.	89,858	1,408,549
	Acer Cyber Security, Inc.	4,000	27,241
	Acer E-Enabling Service Business, Inc.	7,000	55,368
#	Acer, Inc.	640,287	864,238
	ACES Electronic Co. Ltd.	60,117	91,149
*	Acon Holding, Inc.	183,475	63,646
	Acter Group Corp. Ltd.	52,534	387,369
	Action Electronics Co. Ltd.	103,000	76,364
	Actron Technology Corp.	26,000	139,977
#	ADATA Technology Co. Ltd.	184,122	528,376
	Addcn Technology Co. Ltd.	17,613	105,359
#*	Adimmune Corp.	138,000	118,015
	Adlink Technology, Inc.	30,000	65,683
	Advanced Analog Technology, Inc.	9,000	21,638
	Advanced Ceramic X Corp.	21,000	115,241
	Advanced Energy Solution Holding Co. Ltd.	19,000	304,514
	Advanced International Multitech Co. Ltd.	67,000	167,323
*	Advanced Optoelectronic Technology, Inc.	49,000	37,830
	Advanced Power Electronics Corp.	29,000	70,298
*	Advanced Wireless Semiconductor Co.	52,000	170,930
#	Advancetek Enterprise Co. Ltd.	129,908	267,131
	Advantech Co. Ltd.	58,959	627,121
	AEON Motor Co. Ltd.	22,000	23,984
	Aero Win Technology Corp.	10,000	11,721
	AGV Products Corp.	230,172	88,130
#	AIC, Inc.	12,000	139,808
	Airtac International Group	36,382	932,604
	Alchip Technologies Ltd.	18,000	1,466,085
#	Alexander Marine Co. Ltd.	11,163	115,005
*	ALI Corp.	97,632	62,075
	Allied Circuit Co. Ltd.	15,000	59,686
	Allied Supreme Corp.	25,000	307,263
#	Allis Electric Co. Ltd.	74,609	316,100
	Alltek Technology Corp.	99,813	111,129
	Alltop Technology Co. Ltd.	23,751	162,867
#	Alpha Networks, Inc.	112,272	115,215
#	Altek Corp.	145,727	167,140
	Amazing Microelectronic Corp.	29,144	82,261
	Ambassador Hotel	110,000	240,041
	AMIDA Technology, Inc.	6,000	13,662

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	AMPACS Corp.	37,000	$68,437
	Ampak Technology, Inc.	18,000	94,662
	Ampire Co. Ltd.	52,000	63,423
#	Ample Electronic Technology Co. Ltd.	9,000	33,598
#	AMPOC Far-East Co. Ltd.	46,000	117,665
	AmTRAN Technology Co. Ltd.	353,079	231,280
*	Amulaire Thermal Technology, Inc.	40,000	42,296
	Analog Integrations Corp.	5,000	19,470
#	Anji Technology Co. Ltd.	37,337	43,088
#	Anpec Electronics Corp.	35,317	194,562
	Aopen, Inc.	13,000	22,788
	AP Memory Technology Corp.	5,000	49,187
#	Apac Opto Electronics, Inc.	18,000	48,764
	Apacer Technology, Inc.	46,506	76,909
#	APAQ Technology Co. Ltd.	8,000	37,673
	APCB, Inc.	77,000	43,496
#	Apex Biotechnology Corp.	48,477	46,869
	Apex Dynamics, Inc.	7,000	65,571
	Apex International Co. Ltd.	81,868	135,142
	Apex Science & Engineering	70,224	30,249
	Apogee Optocom Co. Ltd.	10,000	18,917
	ARBOR Technology Corp.	19,000	25,270
	Arcadyan Technology Corp.	76,755	345,557
	Ardentec Corp.	326,411	638,893
	Ares International Corp.	14,000	21,874
	Argosy Research, Inc.	31,558	142,182
	ASE Technology Holding Co. Ltd.	622,089	2,903,357
	Asia Cement Corp.	534,696	675,510
	Asia Optical Co., Inc.	108,000	297,951
#	Asia Polymer Corp.	198,385	115,994
	Asia Tech Image, Inc.	26,000	59,120
	Asia Vital Components Co. Ltd.	64,422	1,282,772
	ASIX Electronics Corp.	19,000	64,447
	ASMedia Technology, Inc.	6,312	326,039
#	ASolid Technology Co. Ltd.	17,000	34,402
	ASPEED Technology, Inc.	8,258	1,040,505
#	ASROCK, Inc.	19,000	116,949
	Asustek Computer, Inc.	109,996	1,542,548
	ATE Energy International Co. Ltd.	43,000	39,407
#	Aten International Co. Ltd.	45,000	108,440
	Auden Techno Corp.	17,000	61,687
	Audix Corp.	42,800	94,855
#	AUO Corp. (2409 TT)	1,582,400	863,992
	AUO Corp. (AUOTY US), ADR	3,683	19,887
#	AURAS Technology Co. Ltd.	11,000	228,580
	Aurona Industries, Inc.	42,000	27,232
	Aurora Corp.	23,585	50,043
#	Aurotek Corp.	13,000	23,243
#	Avalue Technology, Inc.	25,000	75,396
	AVer Information, Inc.	16,000	23,754
#	Avermedia Technologies	57,000	75,895
	Awea Mechantronic Co. Ltd.	13,230	12,871
#	Axiomtek Co. Ltd.	34,383	98,174
*	Azurewave Technologies, Inc.	41,000	54,711
	Bafang Yunji International Co. Ltd.	18,000	87,191
*	Bank of Kaohsiung Co. Ltd.	308,719	119,373
	Basso Industry Corp.	69,000	87,904
#	BenQ Materials Corp.	83,000	80,670
#	BES Engineering Corp.	707,000	338,663

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Best Precision Industrial Co. Ltd.	6,000	$23,182
#	Billion Electric Co. Ltd.	19,000	22,329
	Bin Chuan Enterprise Co. Ltd.	53,650	46,783
#	Bionet Corp.	12,000	41,932
	Bionime Corp.	11,000	22,143
*	Biostar Microtech International Corp.	54,000	39,049
	Bioteque Corp.	23,010	89,771
#	Bizlink Holding, Inc.	68,406	798,559
	Bon Fame Co. Ltd.	17,000	48,135
	Bora Pharmaceuticals Co. Ltd.	17,989	450,679
#	Brave C&H Supply Co. Ltd.	9,000	40,494
	Bright Led Electronics Corp.	47,100	29,117
	Brightek Optoelectronic Co. Ltd.	23,000	33,078
	Brighten Optix Corp.	4,497	21,197
	Brighton-Best International Taiwan, Inc.	214,331	230,407
	Brillian Network & Automation Integrated System Co. Ltd.	14,000	92,014
	Brogent Technologies, Inc.	12,000	63,793
#	Browave Corp.	30,000	149,333
	C Sun Manufacturing Ltd.	37,062	217,020
*	Calin Technology Co. Ltd.	33,000	46,178
	Cameo Communications, Inc.	95,044	30,699
	Capital Futures Corp.	49,629	82,716
	Capital Securities Corp.	773,902	555,087
	Career Technology MFG. Co. Ltd.	252,933	176,809
	Carnival Industrial Corp.	71,499	24,546
*	Casing Macron Technology Co. Ltd.	34,000	28,750
#	Castles Technology Co. Ltd.	38,917	147,229
	Caswell, Inc.	22,000	87,219
	Catcher Technology Co. Ltd.	144,509	941,299
	Cathay Chemical Works	17,000	30,075
	Cathay Consolidated, Inc.	8,799	26,271
	Cathay Financial Holding Co. Ltd.	993,178	1,901,759
#	Cathay Real Estate Development Co. Ltd.	278,300	264,209
	Cayman Engley Industrial Co. Ltd.	25,785	38,317
	CCP Contact Probes Co. Ltd.	42,000	58,140
*	Celxpert Energy Corp.	39,764	32,073
#	Center Laboratories, Inc.	286,949	438,049
	Central Reinsurance Co. Ltd.	204,873	166,083
	Century Iron & Steel Industrial Co. Ltd.	89,000	600,783
#	Chailease Holding Co. Ltd.	369,265	1,722,677
	Chain Chon Industrial Co. Ltd.	88,516	44,016
*	ChainQui Construction Development Co. Ltd.	41,171	32,892
	Chaintech Technology Corp.	32,000	32,672
*	Champion Building Materials Co. Ltd.	61,000	24,512
	Champion Microelectronic Corp.	21,600	35,227
	Chang Hwa Commercial Bank Ltd.	1,144,550	654,605
#	Chang Wah Electromaterials, Inc.	170,240	239,596
	Chang Wah Technology Co. Ltd.	234,500	278,766
	Channel Well Technology Co. Ltd.	102,000	206,215
	Chant Sincere Co. Ltd.	28,000	59,203
	Charoen Pokphand Enterprise	91,676	283,548
#	CHC Healthcare Group	58,000	82,986
	CHC Resources Corp.	34,379	71,719
	Chen Full International Co. Ltd.	46,000	58,250
	Chenbro Micom Co. Ltd.	25,000	214,939
	Cheng Loong Corp.	477,480	382,843
*	Cheng Mei Materials Technology Corp.	238,153	113,981
#	Cheng Shin Rubber Industry Co. Ltd.	751,808	1,107,755
#	Cheng Uei Precision Industry Co. Ltd.	202,159	437,320

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Chenming Electronic Technology Corp.	43,000	$141,808
	Chia Chang Co. Ltd.	60,000	79,261
	Chia Hsin Cement Corp.	218,280	119,749
	Chicony Electronics Co. Ltd.	226,350	1,078,660
	Chicony Power Technology Co. Ltd.	105,731	431,500
	Chief Telecom, Inc.	9,900	129,647
	Chieftek Precision Co. Ltd.	31,075	89,059
	Chien Kuo Construction Co. Ltd.	80,540	60,034
	Chien Shing Harbour Service Co. Ltd.	31,000	48,383
*	Chien Shing Stainless Steel Co. Ltd.	76,000	29,427
#	China Airlines Ltd.	1,329,062	934,932
	China Bills Finance Corp.	374,000	170,272
	China Chemical & Pharmaceutical Co. Ltd.	121,000	80,530
	China Container Terminal Corp.	34,000	35,289
	China Development Financial Holding Corp.	2,505,999	1,236,812
	China Ecotek Corp.	11,000	20,939
	China Electric Manufacturing Corp.	127,170	74,593
	China Fineblanking Technology Co. Ltd.	14,677	15,476
	China General Plastics Corp.	198,602	107,544
	China Glaze Co. Ltd.	60,680	44,355
*	China Man-Made Fiber Corp.	663,965	172,537
	China Metal Products	143,190	190,252
#	China Motor Corp.	68,600	205,957
*	China Petrochemical Development Corp.	1,961,033	628,489
	China Steel Chemical Corp.	82,227	252,037
#	China Steel Corp.	1,873,940	1,326,323
	China Steel Structure Co. Ltd.	38,000	62,939
#	China Wire & Cable Co. Ltd.	53,120	66,855
	Chinese Maritime Transport Ltd.	35,120	47,223
	Ching Feng Home Fashions Co. Ltd.	59,450	51,926
#	Chin-Poon Industrial Co. Ltd.	192,113	264,118
*	Chip Hope Co. Ltd.	6,000	16,254
	Chipbond Technology Corp.	370,000	719,717
	ChipMOS Technologies, Inc. (8150 TT)	343,594	414,931
	ChipMOS Technologies, Inc. (IMOS US), ADR	2,049	49,165
	Chlitina Holding Ltd.	25,754	116,122
	Chong Hong Construction Co. Ltd.	97,361	406,122
	Chroma ATE, Inc.	79,466	739,903
	Chun YU Works & Co. Ltd.	66,150	50,077
	Chun Yuan Steel Industry Co. Ltd.	243,999	138,203
#	Chung Hung Steel Corp.	455,889	297,482
	Chung Hwa Chemical Industrial Works Ltd.	44,000	42,710
	Chung Hwa Food Industrial Co. Ltd.	20,700	56,958
#*	Chung Hwa Pulp Corp.	196,246	122,788
	Chung Lien Co. Ltd.	18,000	23,039
	Chung-Hsin Electric & Machinery Manufacturing Corp.	172,000	997,348
	Chunghwa Chemical Synthesis & Biotech Co. Ltd.	20,000	31,463
	Chunghwa Precision Test Tech Co. Ltd.	11,000	145,192
	Chunghwa Telecom Co. Ltd. (2412 TT)	255,800	947,863
	Chunghwa Telecom Co. Ltd. (CHT US), Sponsored ADR	12,202	453,304
	Chyang Sheng Dyeing & Finishing Co. Ltd.	40,000	31,184
	CKM Applied Materials Corp.	27,000	29,323
#	Cleanaway Co. Ltd. (8422 TT)	38,000	208,323
#	Clevo Co.	190,869	355,541
#*	CMC Magnetics Corp.	538,132	203,317
	C-Media Electronics, Inc.	24,000	34,520
#	CoAsia Electronics Corp.	60,094	78,838
	Collins Co. Ltd.	50,000	31,236
	Compal Electronics, Inc.	1,023,086	991,285

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Compeq Manufacturing Co. Ltd.	450,000	$1,079,963
	Complex Micro Interconnection Co. Ltd.	25,000	35,398
#	Compucase Enterprise	38,000	70,571
	Concord International Securities Co. Ltd.	111,103	66,572
#*	Concord Securities Co. Ltd.	320,912	155,329
#	Continental Holdings Corp.	209,250	227,048
#	Contrel Technology Co. Ltd.	70,000	131,911
	Coremax Corp.	38,674	76,263
	Coretronic Corp.	140,600	322,617
#	Co-Tech Development Corp.	116,541	231,210
	Cowealth Medical Holding Co. Ltd.	27,216	18,738
	Coxon Precise Industrial Co. Ltd.	33,000	19,353
	Creative Sensor, Inc.	30,000	25,466
	CTBC Financial Holding Co. Ltd.	3,676,612	3,990,659
	CTCI Advanced Systems, Inc.	5,000	26,866
	CTCI Corp.	321,555	526,379
	CTI Traffic Industries Co. Ltd.	6,000	30,859
	Cub Elecparts, Inc.	31,000	107,521
	CviLux Corp.	40,902	85,779
	Cyberlink Corp.	28,000	85,607
#	CyberPower Systems, Inc.	25,200	196,406
#*	CyberTAN Technology, Inc.	144,576	133,170
	Cystech Electronics Corp.	8,400	18,029
	DA CIN Construction Co. Ltd.	118,200	213,304
	Dafeng TV Ltd.	28,396	46,150
	Dah San Electric Wire & Cable Co. Ltd.	39,900	82,501
#	Da-Li Development Co. Ltd.	162,244	333,019
	Darfon Electronics Corp.	117,000	198,356
#	Darwin Precisions Corp.	202,000	87,890
	Data Image Corp.	19,000	34,447
	Davicom Semiconductor, Inc.	19,000	18,698
#	Daxin Materials Corp.	35,000	150,888
	De Licacy Industrial Co. Ltd.	139,345	56,099
	Delta Electronics, Inc.	240,940	3,094,591
	Depo Auto Parts Ind Co. Ltd.	51,000	416,689
	DFI, Inc.	14,000	29,349
	Dimerco Data System Corp.	30,884	110,966
	Dimerco Express Corp.	80,643	217,318
	DingZing Advanced Materials, Inc.	3,000	16,529
	D-Link Corp.	258,136	144,875
	Donpon Precision, Inc.	46,000	42,476
	Dr Wu Skincare Co. Ltd.	5,000	23,731
	Draytek Corp.	26,000	37,051
	Drewloong Precision, Inc.	12,446	57,577
*	Dyaco International, Inc.	53,835	50,634
	Dynamic Holding Co. Ltd.	152,382	274,680
	Dynamic Medical Technologies, Inc.	5,500	17,305
	Dynapack International Technology Corp.	70,000	236,006
	E Ink Holdings, Inc.	116,000	957,132
	E.Sun Financial Holding Co. Ltd.	2,275,937	1,843,929
	Eastech Holding Ltd.	16,000	63,422
*	Eastern Media International Corp.	128,197	85,379
	Eclat Textile Co. Ltd.	59,279	962,773
	eCloudvalley Digital Technology Co. Ltd.	11,000	36,282
	Edimax Technology Co. Ltd.	86,000	108,606
	Edison Opto Corp.	56,789	45,609
#	Edom Technology Co. Ltd.	88,615	116,925
	eGalax_eMPIA Technology, Inc.	24,467	36,893
*	EirGenix, Inc.	35,000	93,377

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Elan Microelectronics Corp.	175,959	$744,638
	E-Lead Electronic Co. Ltd.	16,176	28,494
	E-LIFE MALL Corp.	40,000	102,163
#*	Elite Advanced Laser Corp.	71,928	281,759
#	Elite Material Co. Ltd.	77,909	1,058,655
	Elite Semiconductor Microelectronics Technology, Inc.	98,000	255,918
#	Elitegroup Computer Systems Co. Ltd.	162,235	142,585
	eMemory Technology, Inc.	16,000	1,136,564
#	Emerging Display Technologies Corp.	74,000	63,881
	ENE Technology, Inc.	17,000	27,836
	Ennoconn Corp.	50,915	475,472
#	Ennostar, Inc.	326,227	410,471
	EnTie Commercial Bank Co. Ltd.	218,500	100,342
*	Epileds Technologies, Inc.	32,000	26,147
	Episil-Precision, Inc.	59,078	116,386
	Eris Technology Corp.	9,055	84,720
	Eson Precision Ind Co. Ltd.	67,000	126,699
	Eternal Materials Co. Ltd.	513,321	481,971
	Eurocharm Holdings Co. Ltd.	13,000	83,196
	Eva Airways Corp.	1,436,990	1,514,473
	Ever Supreme Bio Technology Co. Ltd.	11,656	68,689
*	Everest Textile Co. Ltd.	211,837	51,443
	Evergreen Aviation Technologies Corp.	69,000	210,724
	Evergreen International Storage & Transport Corp.	265,000	250,264
	Evergreen Marine Corp. Taiwan Ltd.	283,342	1,471,657
#	Evergreen Steel Corp.	75,000	279,799
#	Everlight Electronics Co. Ltd.	222,149	530,576
*	Everspring Industry Co. Ltd.	67,700	26,772
*	Evertop Wire Cable Corp.	58,000	40,409
#	Excel Cell Electronic Co. Ltd.	40,000	31,628
	Excellence Opto, Inc.	68,000	57,845
	Excelliance Mos Corp.	7,000	22,311
	Excelsior Medical Co. Ltd.	53,136	143,829
	EZconn Corp.	14,642	207,822
	Far Eastern Department Stores Ltd.	397,370	370,590
	Far Eastern International Bank	1,022,715	481,054
	Far Eastern New Century Corp.	1,074,560	1,117,842
	Far EasTone Telecommunications Co. Ltd.	503,000	1,325,057
#	Faraday Technology Corp.	47,351	437,280
	Farcent Enterprise Co. Ltd.	11,000	18,984
#	Farglory F T Z Investment Holding Co. Ltd.	72,418	118,216
	Farglory Land Development Co. Ltd.	145,442	382,834
	Feature Integration Technology, Inc.	14,000	34,917
*	Federal Corp.	129,000	87,559
	Feedback Technology Corp.	21,633	96,820
	Feng Hsin Steel Co. Ltd.	220,550	533,783
	Feng TAY Enterprise Co. Ltd.	201,265	862,054
*	FineMat Applied Materials Co. Ltd.	12,000	15,333
	FineTek Co. Ltd.	13,553	52,773
#	Firich Enterprises Co. Ltd.	119,395	122,223
#*	First Copper Technology Co. Ltd.	39,000	54,206
	First Financial Holding Co. Ltd.	2,296,921	2,057,244
#	First Hi-Tec Enterprise Co. Ltd.	35,709	96,581
	First Hotel	129,746	60,682
	First Insurance Co. Ltd.	103,606	72,205
*	First Steamship Co. Ltd.	384,425	91,298
#	FIT Holding Co. Ltd.	72,000	126,088
#	Fitipower Integrated Technology, Inc.	58,250	468,471
#*	Fittech Co. Ltd.	38,000	142,237

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	FLEXium Interconnect, Inc.	196,001	$530,362
	Flytech Technology Co. Ltd.	48,373	124,652
#	FocalTech Systems Co. Ltd.	89,963	228,845
#	Forcecon Tech Co. Ltd.	34,971	179,613
#*	Forest Water Environment Engineering Co. Ltd.	23,183	33,792
	Formosa Advanced Technologies Co. Ltd.	93,000	104,922
	Formosa Chemicals & Fibre Corp.	569,378	866,913
*	Formosa Electronic Industries, Inc.	31,000	35,565
	Formosa Oilseed Processing Co. Ltd.	29,400	128,665
	Formosa Optical Technology Co. Ltd.	17,000	49,611
#	Formosa Petrochemical Corp.	119,000	233,487
#	Formosa Plastics Corp.	558,134	985,565
#	Formosa Sumco Technology Corp.	29,000	134,986
#	Formosa Taffeta Co. Ltd.	376,000	255,215
	Formosan Rubber Group, Inc.	91,548	76,437
#	Formosan Union Chemical	178,847	132,056
	Fortune Electric Co. Ltd.	28,600	610,352
	Founding Construction & Development Co. Ltd.	77,460	57,053
#	Foxconn Technology Co. Ltd.	236,536	475,840
	Foxsemicon Integrated Technology, Inc.	40,562	382,071
	Franbo Lines Corp.	119,328	70,908
	Froch Enterprise Co. Ltd.	108,713	56,077
	FSP Technology, Inc.	67,886	118,324
	Fu Chun Shin Machinery Manufacture Co. Ltd.	69,854	40,349
#	Fu Hua Innovation Co. Ltd.	160,621	190,845
	Fubon Financial Holding Co. Ltd.	788,455	2,135,107
	Fulgent Sun International Holding Co. Ltd.	88,898	321,720
	Fullerton Technology Co. Ltd.	78,000	54,871
#	Fulltech Fiber Glass Corp.	207,855	150,909
	Fusheng Precision Co. Ltd.	49,000	428,189
	Fwusow Industry Co. Ltd.	128,644	70,697
	G Shank Enterprise Co. Ltd.	75,059	228,045
	Gallant Micro Machining Co. Ltd.	2,000	51,037
#	Gallant Precision Machining Co. Ltd.	47,000	151,621
	Gamania Digital Entertainment Co. Ltd.	56,000	130,257
*	GCS Holdings, Inc.	41,000	44,874
	GEM Services, Inc.	28,670	58,554
*	GEM Terminal Industrial Co. Ltd.	26,000	22,514
#	Gemtek Technology Corp.	206,574	269,814
*	General Interface Solution Holding Ltd.	130,000	249,860
	General Plastic Industrial Co. Ltd.	34,384	37,691
	Generalplus Technology, Inc.	31,000	54,630
	Genesys Logic, Inc.	38,000	105,301
#	Genius Electronic Optical Co. Ltd.	45,979	742,245
	Genovate Biotechnology Co. Ltd.	35,420	24,839
	GeoVision, Inc.	37,264	72,854
#	Getac Holdings Corp.	131,000	412,634
	GFC Ltd.	27,500	86,771
	Giant Manufacturing Co. Ltd.	81,944	593,932
	Giantplus Technology Co. Ltd.	140,000	82,416
#	Gigabyte Technology Co. Ltd.	123,000	994,733
*	Gigasolar Materials Corp.	19,897	75,441
#*	Gigastorage Corp.	147,000	105,130
#	Global Brands Manufacture Ltd.	179,172	339,435
	Global Lighting Technologies, Inc.	42,000	76,700
	Global Mixed Mode Technology, Inc.	39,000	298,763
	Global PMX Co. Ltd.	23,000	64,264
	Global Unichip Corp.	21,000	755,896
	Globalwafers Co. Ltd.	62,000	943,126

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Globe Union Industrial Corp.	127,298	$72,951
#	Gloria Material Technology Corp.	300,708	431,406
*	GlycoNex, Inc.	30,000	25,264
#	GMI Technology, Inc.	63,970	162,962
	Gold Circuit Electronics Ltd.	129,836	884,481
	Golden Long Teng Development Co. Ltd.	46,000	77,585
#	Goldsun Building Materials Co. Ltd.	496,735	799,708
	Gongin Precision Industrial Co. Ltd.	8,000	21,678
	Good Finance Securities Co. Ltd.	39,000	27,218
	Good Will Instrument Co. Ltd.	42,859	53,466
	Gordon Auto Body Parts	71,000	67,198
	Gourmet Master Co. Ltd.	59,052	149,318
	Grand Fortune Securities Co. Ltd.	157,000	66,435
#*	Grand Pacific Petrochemical	536,456	237,683
#	Grand Process Technology Corp.	5,000	240,043
	GrandTech CG Systems, Inc.	24,915	47,730
	Grape King Bio Ltd.	62,000	269,308
	Great China Metal Industry	78,000	55,401
	Great Taipei Gas Co. Ltd.	115,000	110,622
#	Great Tree Pharmacy Co. Ltd.	29,330	213,382
	Great Wall Enterprise Co. Ltd.	345,448	605,479
	Greatek Electronics, Inc.	192,000	362,146
	Green World FinTech Service Co. Ltd.	4,000	50,508
#	Group Up Industrial Co. Ltd.	22,000	181,652
	GTM Holdings Corp.	63,000	69,156
#	Gudeng Precision Industrial Co. Ltd.	25,442	357,304
*	Hai Kwang Enterprise Corp.	52,450	31,230
	Hannstar Board Corp.	186,734	279,087
#*	HannStar Display Corp.	1,106,000	309,082
*	HannsTouch Holdings Co.	281,781	77,840
	Hanpin Electron Co. Ltd.	26,000	36,710
	Harvatek Corp.	66,052	45,999
	Heran Co. Ltd.	20,000	64,227
	Hi-Clearance, Inc.	13,707	57,749
*	Highlight Tech Corp.	42,136	62,791
	Highwealth Construction Corp.	437,574	856,797
	Hi-Lai Foods Co. Ltd.	8,000	40,252
	HIM International Music, Inc.	13,190	46,071
	Hiroca Holdings Ltd.	20,728	19,810
	Hitron Technology, Inc.	66,799	62,213
	Hiwin Mikrosystem Corp.	26,000	58,353
#	Hiwin Technologies Corp.	76,380	469,738
#	Hiyes International Co. Ltd.	16,866	153,368
	Ho Tung Chemical Corp.	465,035	145,475
	Hocheng Corp.	112,586	61,495
	Holdings-Key Electric Wire & Cable Co. Ltd.	28,000	40,431
	Holiday Entertainment Co. Ltd.	23,600	58,796
	Holtek Semiconductor, Inc.	63,000	102,864
	Holy Stone Enterprise Co. Ltd.	77,500	210,573
	Hon Hai Precision Industry Co. Ltd. (2317 TT)	1,309,599	8,034,280
	Hong Ho Precision Textile Co. Ltd.	27,000	44,264
	Hong Pu Real Estate Development Co. Ltd.	80,609	88,896
#	Hong TAI Electric Industrial	121,000	130,810
	Hong YI Fiber Industry Co.	68,000	34,499
	Horizon Securities Co. Ltd.	166,420	62,147
#	Hota Industrial Manufacturing Co. Ltd.	104,000	213,879
#	Hotai Finance Co. Ltd.	82,060	259,379
	Hotai Motor Co. Ltd.	59,220	1,174,445
	Hotron Precision Electronic Industrial Co. Ltd.	32,272	29,999

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Hsin Ba Ba Corp.	10,000	$59,338
	Hsin Kuang Steel Co. Ltd.	121,788	222,225
	Hsin Yung Chien Co. Ltd.	18,364	55,778
	Hsing TA Cement Co.	68,000	37,523
#*	HTC Corp.	363,000	490,253
	Hu Lane Associate, Inc.	35,679	174,966
#	HUA ENG Wire & Cable Co. Ltd.	135,000	145,964
#*	Hua Jung Components Co. Ltd.	70,000	34,799
	Hua Nan Financial Holdings Co. Ltd.	2,218,693	1,878,976
	Huaku Development Co. Ltd.	141,311	719,288
	Huang Hsiang Construction Corp.	56,000	110,977
	Huikwang Corp.	22,000	21,165
	Hung Ching Development & Construction Co. Ltd.	72,000	109,241
	Hung Sheng Construction Ltd.	175,200	160,726
	Huxen Corp.	28,000	43,592
	Hwa Fong Rubber Industrial Co. Ltd.	103,849	59,836
	Hwacom Systems, Inc.	64,000	46,507
#	Hwang Chang General Contractor Co. Ltd.	59,000	112,737
	IBF Financial Holdings Co. Ltd.	1,235,499	573,475
	ICARES Medicus, Inc.	7,700	35,070
#	Ichia Technologies, Inc.	134,897	166,590
	I-Chiun Precision Industry Co. Ltd.	74,115	254,896
*	Ideal Bike Corp.	94,899	28,345
#	IEI Integration Corp.	71,680	181,180
#	Infortrend Technology, Inc.	110,798	102,182
	Info-Tek Corp.	37,000	44,267
#	Ingentec Corp.	7,000	48,200
	Innodisk Corp.	38,034	319,436
	Innolux Corp.	2,198,776	1,034,127
	Inpaq Technology Co. Ltd.	49,344	126,430
	Insyde Software Corp.	13,200	166,500
	Intai Technology Corp.	16,800	60,639
	Integrated Service Technology, Inc.	48,345	198,533
	Interactive Digital Technologies, Inc.	14,000	36,419
#*	International CSRC Investment Holdings Co.	442,400	230,601
	International Games System Co. Ltd.	70,000	1,601,525
#	Inventec Corp.	470,181	695,286
	Iron Force Industrial Co. Ltd.	22,000	64,411
	I-Sheng Electric Wire & Cable Co. Ltd.	57,000	94,150
#	ITE Technology, Inc.	79,202	365,340
	ITEQ Corp.	98,628	277,079
#	Jarllytec Co. Ltd.	29,000	147,544
	Jean Co. Ltd.	77,250	85,991
	Jentech Precision Industrial Co. Ltd.	15,498	556,842
#	Jess-Link Products Co. Ltd.	34,875	178,353
	Jetway Information Co. Ltd.	26,000	41,873
	Jetwell Computer Co. Ltd.	10,000	38,667
	Jia Wei Lifestyle, Inc.	27,592	64,297
	Jih Lin Technology Co. Ltd.	24,000	46,584
	Jiin Yeeh Ding Enterprise Co. Ltd.	22,400	49,608
	JMC Electronics Co. Ltd.	20,000	28,896
	Jochu Technology Co. Ltd.	16,000	10,650
	Johnson Health Tech Co. Ltd.	36,000	125,370
	Joinsoon Electronics Manufacturing Co. Ltd.	54,857	33,895
	JPP Holding Co. Ltd.	1,000	3,604
#	JSL Construction & Development Co. Ltd.	18,861	118,442
	K Laser Technology, Inc.	71,000	49,113
	Kaimei Electronic Corp.	51,587	108,073
	Kaori Heat Treatment Co. Ltd.	23,983	260,768

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Kaulin Manufacturing Co. Ltd.	53,000	$23,306
#	Kedge Construction Co. Ltd.	37,160	105,039
	Keding Enterprises Co. Ltd.	15,000	61,776
	KEE TAI Properties Co. Ltd.	189,226	128,429
	Kenda Rubber Industrial Co. Ltd.	353,050	343,856
	Kent Industrial Co. Ltd.	32,000	25,754
#	Kerry TJ Logistics Co. Ltd.	100,000	124,723
	Key Ware Electronics Co. Ltd.	80,959	35,918
	Keystone Microtech Corp.	11,000	119,158
	KHGEARS International Ltd.	13,000	47,313
#	Kindom Development Co. Ltd.	213,700	394,761
	King Chou Marine Technology Co. Ltd.	33,660	39,323
	King Polytechnic Engineering Co. Ltd.	31,000	51,694
	King Slide Works Co. Ltd.	12,050	416,662
	King Yuan Electronics Co. Ltd.	497,529	1,622,024
#	King's Town Bank Co. Ltd.	389,000	697,868
*	King's Town Construction Co. Ltd.	41,348	129,866
	Kingstate Electronics Corp.	17,000	25,178
	Kingwaytek Technology Co. Ltd.	4,000	9,538
#	Kinik Co.	34,000	328,513
	Kinko Optical Co. Ltd.	76,769	64,810
	Kinpo Electronics	577,028	416,566
	Kinsus Interconnect Technology Corp.	168,009	549,464
	KMC Kuei Meng International, Inc.	29,761	133,800
	KNH Enterprise Co. Ltd.	43,000	26,756
	Ko Ja Cayman Co. Ltd.	20,000	28,512
	KS Terminals, Inc.	70,760	164,575
	Kung Long Batteries Industrial Co. Ltd.	33,000	146,487
#*	Kung Sing Engineering Corp.	210,404	83,532
#	Kuo Toong International Co. Ltd.	101,625	233,933
*	Kuo Yang Construction Co. Ltd.	103,366	90,904
	Kwong Lung Enterprise Co. Ltd.	58,000	101,312
	KYE Systems Corp.	108,426	190,367
#	L&K Engineering Co. Ltd.	97,812	701,659
	La Kaffa International Co. Ltd.	11,000	34,440
#	Lang, Inc.	16,000	18,086
#	Lanner Electronics, Inc.	51,961	148,732
	Largan Precision Co. Ltd. (3008 TT)	16,306	1,414,712
#	Laser Tek Taiwan Co. Ltd.	27,550	56,285
	Laster Tech Corp. Ltd.	54,821	65,298
*	Leader Electronics, Inc.	71,799	38,410
*	Lealea Enterprise Co. Ltd.	395,940	122,019
*	Leatec Fine Ceramics Co. Ltd.	19,000	17,954
	LEE CHI Enterprises Co. Ltd.	95,000	51,342
	Lelon Electronics Corp.	60,694	157,019
	Lemtech Holdings Co. Ltd.	15,115	47,198
	Leo Systems, Inc.	27,000	31,939
*	Leofoo Development Co. Ltd.	68,254	39,321
*	Li Peng Enterprise Co. Ltd.	325,806	103,949
	Lian HWA Food Corp.	49,528	181,223
	Lida Holdings Ltd.	46,320	38,540
	Lien Hwa Industrial Holdings Corp.	197,335	376,666
	Ligitek Electronics Co. Ltd.	28,000	19,409
*	Lily Textile	11,000	10,484
	Lingsen Precision Industries Ltd.	208,000	132,905
	Lintes Technology Co. Ltd.	8,143	43,224
#	Lion Travel Service Co. Ltd.	36,000	165,546
#	Lite-On Technology Corp.	351,395	1,074,674
	Liton Technology Corp.	32,000	42,801

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Long Bon International Co. Ltd.	61,180	$47,043
	Long Da Construction & Development Corp.	89,000	150,852
*	Longchen Paper & Packaging Co. Ltd.	436,349	185,859
	Longwell Co.	63,000	156,809
	Loop Telecommunication International, Inc.	21,000	40,531
	Lotes Co. Ltd.	31,508	1,357,251
	Lumax International Corp. Ltd.	42,142	152,285
*	Lung Yen Life Service Corp.	80,000	124,289
	Lungteh Shipbuilding Co. Ltd.	33,000	128,009
	Luxe Green Energy Technology Co. Ltd.	14,420	14,087
#	LuxNet Corp.	12,617	40,391
#	M3 Technology, Inc.	11,000	42,268
#	M31 Technology Corp.	3,000	103,544
	Macauto Industrial Co. Ltd.	29,000	61,776
	Machvision, Inc.	9,676	95,488
	Macroblock, Inc.	18,000	48,490
#	Macronix International Co. Ltd.	1,011,201	910,842
	MacroWell OMG Digital Entertainment Co. Ltd.	7,000	19,436
	Makalot Industrial Co. Ltd.	52,605	721,022
	Marketech International Corp.	41,000	190,157
	Materials Analysis Technology, Inc.	34,360	280,834
	Maxigen Biotech, Inc.	13,650	17,928
	Mayer Steel Pipe Corp.	98,710	87,493
	Mechema Chemicals International Corp.	24,000	51,775
	Medeon Biodesign, Inc.	23,309	32,320
	MediaTek, Inc.	183,360	6,983,287
	Mega Financial Holding Co. Ltd.	1,199,102	1,581,155
*	Megaforce Co. Ltd.	31,000	30,394
	Meiloon Industrial Co.	44,520	37,255
*	Mercuries & Associates Holding Ltd.	302,341	183,029
#	Mercuries Data Systems Ltd.	15,763	13,810
*	Mercuries Life Insurance Co. Ltd.	1,634,801	384,662
	Merida Industry Co. Ltd.	63,735	488,099
	Merry Electronics Co. Ltd.	112,174	424,008
#	METAAGE Corp.	32,000	57,390
*	Metatech AP, Inc.	9,000	12,099
#	Microbio Co. Ltd.	185,000	228,126
	Micro-Star International Co. Ltd.	183,233	956,015
	Mildef Crete, Inc.	29,000	82,663
	MIN AIK Technology Co. Ltd.	61,200	54,185
	Mirle Automation Corp.	60,804	145,701
	Mitac Holdings Corp.	477,125	620,744
	Mitake Information Corp.	6,000	11,466
	MJ International Co. Ltd.	17,000	30,571
*	Mobiletron Electronics Co. Ltd.	26,440	35,339
#	momo.com, Inc.	23,120	294,444
	MOSA Industrial Corp.	108,154	87,808
	Mosel Vitelic, Inc.	31,000	30,798
#	Motech Industries, Inc.	137,000	119,965
	MPI Corp.	44,000	730,613
#	MSSCORPS Co. Ltd.	22,000	91,540
	Nak Sealing Technologies Corp.	31,000	120,500
	Namchow Holdings Co. Ltd.	88,000	159,885
	Nan Juen International Co. Ltd.	4,000	22,697
	Nan Liu Enterprise Co. Ltd.	18,000	38,557
	Nan Pao Resins Chemical Co. Ltd.	27,000	272,006
*	Nan Ren Lake Leisure Amusement Co. Ltd.	94,000	47,507
	Nan Ya Plastics Corp.	697,674	1,067,558
#	Nan Ya Printed Circuit Board Corp.	72,072	369,030

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Nang Kuang Pharmaceutical Co. Ltd.	21,000	$29,740
	Nantex Industry Co. Ltd.	122,964	150,447
#*	Nanya Technology Corp.	275,000	484,108
	National Aerospace Fasteners Corp.	10,000	29,920
	National Petroleum Co. Ltd.	45,000	88,715
#	Netronix, Inc.	34,000	128,371
*	New Asia Construction & Development Corp.	81,000	33,931
	New Best Wire Industrial Co. Ltd.	36,600	38,232
*	Newmax Technology Co. Ltd.	33,000	29,247
#	Nexcom International Co. Ltd.	44,000	67,639
#	Nichidenbo Corp.	83,193	163,778
#	Nidec Chaun-Choung Technology Corp.	7,000	53,886
	Nien Hsing Textile Co. Ltd.	58,110	34,613
	Nien Made Enterprise Co. Ltd.	72,000	874,441
	Niko Semiconductor Co. Ltd.	34,800	54,762
	Nishoku Technology, Inc.	21,400	97,878
	North-Star International Co. Ltd.	11,000	22,592
	Nova Technology Corp.	19,000	93,811
#	Novatek Microelectronics Corp.	153,000	2,467,516
#	Nuvoton Technology Corp.	112,000	359,994
	O-Bank Co. Ltd.	584,362	181,974
*	Ocean Plastics Co. Ltd.	95,000	108,115
	OFCO Industrial Corp.	45,097	33,403
	OK Biotech Co. Ltd.	54,214	43,086
#	Oneness Biotech Co. Ltd.	62,633	303,006
	Optimax Technology Corp.	50,000	47,277
#	Orient Semiconductor Electronics Ltd.	251,310	374,339
	Oriental Union Chemical Corp.	250,821	136,933
	O-TA Precision Industry Co. Ltd.	35,935	98,325
	Pacific Construction Co.	143,000	53,207
	Pacific Hospital Supply Co. Ltd.	23,094	59,718
	PADAUK Technology Co. Ltd.	8,000	28,128
*	Paiho Shih Holdings Corp.	82,910	48,078
	Pan Asia Chemical Corp.	110,940	54,272
	Pan German Universal Motors Ltd.	12,000	108,355
#	Pan Jit International, Inc.	177,300	296,876
	Pan Ram International Corp.	8,000	8,485
	Pan-International Industrial Corp.	215,514	232,347
	Panion & BF Biotech, Inc.	31,969	92,127
	Parade Technologies Ltd.	24,400	553,761
*	Paragon Technologies Co. Ltd.	23,000	27,181
*	PChome Online, Inc.	56,208	55,489
	PCL Technologies, Inc.	29,961	68,138
	P-Duke Technology Co. Ltd.	27,442	77,117
	Pegatron Corp.	525,037	1,621,904
	Pegavision Corp.	28,198	361,476
#	PharmaEngine, Inc.	40,000	113,650
*	PharmaEssentia Corp.	40,263	808,357
*	Phihong Technology Co. Ltd.	156,000	202,626
#	Phison Electronics Corp.	41,000	645,968
	Phoenix Silicon International Corp.	69,486	255,693
	Phoenix Tours International, Inc.	28,000	55,983
*	Phytohealth Corp.	81,000	47,887
#	Pixart Imaging, Inc.	67,030	335,061
#	Planet Technology Corp.	21,000	100,060
	Plastron Precision Co. Ltd.	59,628	27,963
	Polytronics Technology Corp.	42,269	72,345
	Posiflex Technology, Inc.	22,346	127,927
	Pou Chen Corp.	574,144	633,755

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Power Wind Health Industry, Inc.	20,632	$72,383
*	Powerchip Semiconductor Manufacturing Corp.	787,000	557,590
	Powertech Technology, Inc.	285,400	1,435,111
	Powertip Technology Corp.	53,000	23,517
	Poya International Co. Ltd.	24,108	377,013
	President Chain Store Corp.	189,000	1,600,874
	President Securities Corp.	432,872	364,072
#	Primax Electronics Ltd.	251,000	703,147
#	Prince Housing & Development Corp.	455,087	172,782
	Princeton Technology Corp.	57,000	40,025
	Pro Hawk Corp.	8,000	41,695
	Progate Group Corp.	4,000	26,723
	Prolific Technology, Inc.	27,000	26,043
#	Promate Electronic Co. Ltd.	96,000	261,768
	Prosperity Dielectrics Co. Ltd.	52,032	80,663
#	Qisda Corp.	426,439	455,373
	QST International Corp.	32,404	74,401
	Qualipoly Chemical Corp.	42,198	60,990
	Quang Viet Enterprise Co. Ltd.	27,000	90,975
	Quanta Computer, Inc.	213,715	1,820,798
#	Quanta Storage, Inc.	103,000	317,192
	Quintain Steel Co. Ltd.	143,134	62,264
	Radiant Opto-Electronics Corp.	123,144	672,523
*	Radium Life Tech Co. Ltd.	309,106	109,915
	Rafael Microelectronics, Inc.	8,024	29,590
	Raydium Semiconductor Corp.	32,000	366,765
	Realtek Semiconductor Corp.	78,268	1,234,670
	Rechi Precision Co. Ltd.	173,173	160,437
	Rexon Industrial Corp. Ltd.	53,000	68,838
#*	Rich Development Co. Ltd.	285,254	119,786
*	Right WAY Industrial Co. Ltd.	78,000	39,755
	RiTdisplay Corp.	19,000	25,444
*	Ritek Corp.	325,288	180,341
	Rodex Fasteners Corp.	25,000	34,069
*††	Roo Hsing Co. Ltd.	282,000	31,121
	Ruentex Development Co. Ltd.	345,751	542,783
	Ruentex Engineering & Construction Co.	25,110	174,776
	Ruentex Industries Ltd.	157,963	388,435
	Run Long Construction Co. Ltd.	139,337	523,095
	Sakura Development Co. Ltd.	117,077	283,487
#	Sampo Corp.	151,200	130,351
	San Fang Chemical Industry Co. Ltd.	92,992	89,526
#	San Far Property Ltd.	120,248	161,261
	San Fu Chemical Co. Ltd.	19,000	74,591
	San Shing Fastech Corp.	50,479	87,465
	Sanitar Co. Ltd.	24,000	29,831
#	Sanyang Motor Co. Ltd.	238,684	559,065
	Savior Lifetec Corp.	119,447	81,404
	Scan-D Corp.	11,000	13,737
	SCI Pharmtech, Inc.	25,705	71,522
	Scientech Corp.	15,000	187,776
	ScinoPharm Taiwan Ltd.	105,000	82,961
	SciVision Biotech, Inc.	16,000	52,943
	SDI Corp.	75,000	275,028
	Sea & Land Integrated Corp.	37,700	30,766
	Sea Sonic Electronics Co. Ltd.	21,000	52,466
	Securitag Assembly Group Co.	4,000	12,501
	Senao International Co. Ltd.	34,000	38,465
#	Senao Networks, Inc.	13,000	63,521

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	Sensortek Technology Corp.	15,000	$133,790
#	Sercomm Corp.	142,000	496,025
#	Sesoda Corp.	118,315	128,302
#	Shanghai Commercial & Savings Bank Ltd.	557,799	710,623
	Shan-Loong Transportation Co. Ltd.	48,000	32,492
	Sharehope Medicine Co. Ltd.	38,793	37,269
	Sheh Fung Screws Co. Ltd.	18,000	32,682
	Sheng Yu Steel Co. Ltd.	53,000	41,322
	ShenMao Technology, Inc.	44,435	98,069
#	Shieh Yih Machinery Industry Co. Ltd.	60,000	78,395
	Shih Her Technologies, Inc.	29,000	81,116
#*	Shih Wei Navigation Co. Ltd.	183,752	107,253
*	Shihlin Development Co. Ltd.	24,000	10,864
	Shihlin Electric & Engineering Corp.	63,000	464,038
	Shin Hsiung Natural Gas Co. Ltd.	19,180	30,958
*	Shin Kong Financial Holding Co. Ltd.	3,318,183	1,102,111
	Shin Ruenn Development Co. Ltd.	56,335	190,521
	Shin Shin Natural Gas Co.	18,000	22,148
	Shin Zu Shing Co. Ltd.	79,630	519,012
#	Shinfox Energy Co. Ltd.	34,000	165,173
#*	Shining Building Business Co. Ltd.	198,397	70,138
#	Shinkong Insurance Co. Ltd.	122,000	352,769
	Shinkong Synthetic Fibers Corp.	597,191	312,960
	Shinkong Textile Co. Ltd.	73,800	108,046
	Shiny Chemical Industrial Co. Ltd.	62,602	293,811
*	Shun On Electronic Co. Ltd.	14,000	12,154
	ShunSin Technology Holding Ltd.	12,000	83,403
#	Shuttle, Inc.	167,000	116,367
	Sigurd Microelectronics Corp.	269,538	637,388
	Silergy Corp.	58,000	801,878
	Silicon Integrated Systems Corp.	180,895	436,635
	Simplo Technology Co. Ltd.	48,400	531,924
	Sinbon Electronics Co. Ltd.	62,917	632,364
	Sincere Navigation Corp.	163,240	132,440
	Single Well Industrial Corp.	17,000	18,897
	Sinher Technology, Inc.	29,000	29,869
	Sinmag Equipment Corp.	20,979	94,061
#	Sino-American Silicon Products, Inc.	185,000	1,089,868
	Sinon Corp.	189,000	264,085
	SinoPac Financial Holdings Co. Ltd.	2,726,478	2,219,374
	Sinopower Semiconductor, Inc.	9,900	30,205
	Sinyi Realty, Inc.	124,549	129,978
	Sirtec International Co. Ltd.	40,600	44,638
	Sitronix Technology Corp.	59,434	452,607
	Siward Crystal Technology Co. Ltd.	79,000	74,167
	Soft-World International Corp.	25,000	100,283
	Solar Applied Materials Technology Corp.	251,339	487,290
	Solteam, Inc.	40,850	63,268
*	Solytech Enterprise Corp.	63,000	28,941
	Song Shang Electronics Co. Ltd.	30,000	23,830
	Sonix Technology Co. Ltd.	66,000	97,341
	Southeast Cement Co. Ltd.	65,000	46,541
	Speed Tech Corp.	54,000	83,836
#	Sporton International, Inc.	48,740	334,403
	Sports Gear Co. Ltd.	27,000	83,237
#	St. Shine Optical Co. Ltd.	29,000	156,065
	Standard Chemical & Pharmaceutical Co. Ltd.	43,000	97,753
	Standard Foods Corp.	185,642	224,713
#	Stark Technology, Inc.	50,200	179,400

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
	S-Tech Corp.	80,000	$84,909
	STL Technology Co. Ltd.	13,000	11,029
	Sumeeko Industries Co. Ltd.	10,000	39,858
	Sun Max Tech Ltd.	12,000	18,670
	Sun Yad Construction Co. Ltd.	86,937	55,268
	Sunfun Info Co. Ltd.	2,920	21,399
	Sunjuice Holdings Co. Ltd.	7,000	38,058
	Sunko INK Co. Ltd.	68,200	32,429
	SunMax Biotechnology Co. Ltd.	12,000	100,870
	Sunny Friend Environmental Technology Co. Ltd.	35,982	108,975
#	Sunonwealth Electric Machine Industry Co. Ltd.	114,000	335,302
	Sunplus Innovation Technology, Inc.	8,000	39,942
*	Sunplus Technology Co. Ltd.	218,000	218,667
	Sunrex Technology Corp.	72,631	120,934
	Sunspring Metal Corp.	50,625	50,481
	Superior Plating Technology Co. Ltd.	7,000	12,775
#	Supreme Electronics Co. Ltd.	267,027	637,962
	Swancor Holding Co. Ltd.	33,000	114,758
	Sweeten Real Estate Development Co. Ltd.	81,240	110,646
#	Symtek Automation Asia Co. Ltd.	33,488	117,616
#	Syncmold Enterprise Corp.	58,000	177,094
	Syngen Biotech Co. Ltd.	5,000	24,296
	Synnex Technology International Corp.	241,967	525,631
	Syscom Computer Engineering Co.	16,000	27,849
#	Sysgration	19,000	24,598
	Systex Corp.	83,000	310,463
	T3EX Global Holdings Corp.	61,000	173,110
	TA Chen Stainless Pipe	697,298	832,701
	Ta Liang Technology Co. Ltd.	19,570	43,747
#	Ta Ya Electric Wire & Cable	320,677	531,707
	Tah Hsin Industrial Corp.	24,024	52,579
	TA-I Technology Co. Ltd.	55,936	86,529
*	Tai Tung Communication Co. Ltd.	60,715	51,691
	Taichung Commercial Bank Co. Ltd.	1,080,167	587,168
	TaiDoc Technology Corp.	29,458	145,703
	Taiflex Scientific Co. Ltd.	106,208	178,062
	Tailyn Technologies, Inc.	22,000	21,920
	Taimide Tech, Inc.	46,117	58,432
	Tainan Enterprises Co. Ltd.	43,000	49,416
	Tainan Spinning Co. Ltd.	602,568	324,616
*	Tainergy Tech Co. Ltd.	57,000	37,508
	Tai-Saw Technology Co. Ltd.	42,000	35,681
	Taishin Financial Holding Co. Ltd.	2,326,225	1,441,712
	TaiSol Electronics Co. Ltd.	37,000	96,565
*	Taisun Enterprise Co. Ltd.	96,000	61,481
	Taita Chemical Co. Ltd.	54,050	30,040
	TAI-TECH Advanced Electronics Co. Ltd.	25,000	99,517
	Taiwan Business Bank	1,947,630	1,115,948
	Taiwan Chelic Corp. Ltd.	13,000	20,640
	Taiwan Chinsan Electronic Industrial Co. Ltd.	40,419	43,587
	Taiwan Cooperative Financial Holding Co. Ltd.	1,613,241	1,322,833
	Taiwan Environment Scientific Co. Ltd.	20,140	36,660
	Taiwan Fertilizer Co. Ltd.	261,000	513,620
	Taiwan Fire & Marine Insurance Co. Ltd.	106,520	91,548
	Taiwan Fructose Co. Ltd.	33,000	17,838
#	Taiwan FU Hsing Industrial Co. Ltd.	71,000	121,497
#*	Taiwan Glass Industry Corp.	547,442	292,389
	Taiwan High Speed Rail Corp.	381,000	345,977
	Taiwan Hon Chuan Enterprise Co. Ltd.	170,455	813,155

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	Taiwan Hopax Chemicals Manufacturing Co. Ltd.	90,000	$113,641
	Taiwan IC Packaging Corp.	38,000	23,139
††	Taiwan Land Development Corp.	335,217	5,125
	Taiwan Line Tek Electronic	40,810	39,901
	Taiwan Mask Corp.	107,000	234,530
	Taiwan Mobile Co. Ltd.	554,800	1,784,793
	Taiwan Navigation Co. Ltd.	107,000	110,485
	Taiwan Paiho Ltd.	153,068	313,581
#	Taiwan PCB Techvest Co. Ltd.	158,733	180,049
#	Taiwan Sakura Corp.	85,600	253,692
	Taiwan Sanyo Electric Co. Ltd.	60,800	77,810
	Taiwan Secom Co. Ltd.	144,795	585,826
	Taiwan Semiconductor Co. Ltd.	117,000	225,838
	Taiwan Semiconductor Manufacturing Co. Ltd. (2330 TT)	2,122,214	61,907,718
	Taiwan Semiconductor Manufacturing Co. Ltd. (TSM US), Sponsored ADR	75,434	12,506,957
	Taiwan Shin Kong Security Co. Ltd.	129,251	159,654
	Taiwan Steel Union Co. Ltd.	9,000	30,546
	Taiwan Styrene Monomer	218,164	92,484
	Taiwan Surface Mounting Technology Corp.	154,845	584,418
	Taiwan Taxi Co. Ltd.	16,800	57,121
*	Taiwan TEA Corp.	257,648	174,553
	Taiwan Union Technology Corp.	135,000	666,430
#	Taiwan-Asia Semiconductor Corp.	150,043	173,885
	Taiyen Biotech Co. Ltd.	51,712	53,653
*	Tang Eng Iron Works Co. Ltd.	36,000	35,337
#*	Tatung Co. Ltd.	304,688	466,877
	Tatung System Technologies, Inc.	9,000	23,214
	TBI Motion Technology Co. Ltd.	27,000	28,061
#	TCI Co. Ltd.	43,153	188,427
#	Te Chang Construction Co. Ltd.	37,247	65,912
	Teco Electric & Machinery Co. Ltd.	283,000	420,842
	Tehmag Foods Corp.	13,470	128,909
	Tera Autotech Corp.	34,701	28,753
#	Test Research, Inc.	81,571	366,564
	Test Rite International Co. Ltd.	77,568	48,214
	Thermaltake Technology Co. Ltd.	27,096	33,578
	Thinking Electronic Industrial Co. Ltd.	37,000	187,408
	Thye Ming Industrial Co. Ltd.	54,700	127,270
	Tofu Restaurant Co. Ltd.	8,360	66,718
	Ton Yi Industrial Corp.	426,300	193,354
	Tong Hsing Electronic Industries Ltd.	104,630	442,550
	Tong Ming Enterprise Co. Ltd.	16,000	15,261
	Tong Yang Industry Co. Ltd.	189,640	539,513
#	Tong-Tai Machine & Tool Co. Ltd.	101,711	87,799
	Top Union Electronics Corp.	54,615	51,607
	Topco Scientific Co. Ltd.	90,307	742,789
	Topco Technologies Corp.	24,122	52,150
#	Topkey Corp.	36,000	205,256
	Topoint Technology Co. Ltd.	73,386	79,365
	Toung Loong Textile Manufacturing	43,860	31,545
#*	TPK Holding Co. Ltd.	147,000	199,441
	Trade-Van Information Services Co.	29,000	66,791
	Transart Graphics Co. Ltd.	15,000	22,861
#	Transcend Information, Inc.	102,890	312,327
	Transcom, Inc.	26,800	130,015
	Tripod Technology Corp.	121,170	743,626
#	Trusval Technology Co. Ltd.	17,327	97,955
	Tsang Yow Industrial Co. Ltd.	30,000	26,829
	Tsann Kuen Enterprise Co. Ltd.	35,081	37,291

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	TSC Auto ID Technology Co. Ltd.	16,573	$97,391
#	TSEC Corp.	220,000	186,080
	TSRC Corp.	298,452	207,234
	TST Group Holding Ltd.	4,800	15,338
	Ttet Union Corp.	16,000	69,378
	TTFB Co. Ltd.	12,717	80,908
	TTY Biopharm Co. Ltd.	108,000	243,885
*	Tul Corp.	14,000	32,908
	Tung Ho Steel Enterprise Corp.	294,448	660,613
	Tung Ho Textile Co. Ltd.	15,000	10,516
#	Tung Thih Electronic Co. Ltd.	34,000	97,829
	TURVO International Co. Ltd.	14,843	57,091
	TXC Corp.	161,204	509,099
#	TYC Brother Industrial Co. Ltd.	83,091	167,333
	Tycoons Group Enterprise	161,476	50,983
*	Tyntek Corp.	117,922	67,509
#	TZE Shin International Co. Ltd.	55,000	44,678
*	U-BEST Innovative Technology Co. Ltd.	68,000	41,816
	Ubright Optronics Corp.	15,000	33,469
#	UDE Corp.	37,000	83,142
	Ultra Chip, Inc.	24,000	64,149
	U-MEDIA Communications, Inc.	16,000	25,801
	U-Ming Marine Transport Corp.	254,000	401,089
	Unic Technology Corp.	34,000	35,676
	Unictron Technologies Corp.	8,000	17,623
	Uniform Industrial Corp.	11,000	11,505
#	Unimicron Technology Corp.	338,312	1,885,214
	Union Bank of Taiwan	516,474	235,483
*	Union Insurance Co. Ltd.	42,000	45,431
	Uni-President Enterprises Corp.	1,400,577	3,599,350
	Unitech Computer Co. Ltd.	45,000	49,960
	Unitech Printed Circuit Board Corp.	318,061	347,324
*	United Alloy-Tech Co.	25,000	24,923
	United Integrated Services Co. Ltd.	87,400	915,624
	United Microelectronics Corp. (2303 TT)	2,322,081	3,699,289
	United Orthopedic Corp.	36,141	101,520
	United Radiant Technology	48,000	26,040
	United Recommend International Co. Ltd.	20,295	42,340
#*	United Renewable Energy Co. Ltd.	620,347	240,584
*††	Unity Opto Technology Co. Ltd.	275,593	0
	Univacco Technology, Inc.	28,000	39,683
#	Universal Cement Corp.	133,620	135,851
	Universal Microelectronics Co. Ltd.	24,000	17,407
	Universal Textile Co. Ltd.	16,000	8,137
	Universal Vision Biotechnology Co. Ltd.	22,928	156,647
	UPC Technology Corp.	385,532	147,613
	Userjoy Technology Co. Ltd.	23,575	57,549
	USI Corp.	377,332	182,169
#*	Usun Technology Co. Ltd.	17,000	24,457
	U-Tech Media Corp.	37,000	29,298
	Utechzone Co. Ltd.	23,000	80,362
	UVAT Technology Co. Ltd.	14,000	39,810
	Value Valves Co. Ltd.	22,000	68,399
#	Vanguard International Semiconductor Corp.	333,000	1,186,969
	Ve Wong Corp.	43,000	69,935
	Ventec International Group Co. Ltd.	37,000	81,365
	VIA Labs, Inc.	5,000	27,545
	Viking Tech Corp.	35,000	57,872
	Visco Vision, Inc.	21,000	158,507

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
#	VisEra Technologies Co. Ltd.	23,000	$232,909
	Visual Photonics Epitaxy Co. Ltd.	60,757	281,663
#	Vivotek, Inc.	20,000	74,712
	Voltronic Power Technology Corp.	18,017	1,025,440
	Wafer Works Corp.	277,000	310,873
#	Waffer Technology Corp.	77,224	177,549
	Wah Hong Industrial Corp.	33,694	34,453
	Wah Lee Industrial Corp.	95,480	400,412
	Walsin Lihwa Corp.	776,764	819,620
	Walsin Technology Corp.	174,345	612,484
	Walton Advanced Engineering, Inc.	140,000	78,611
	Wan Hai Lines Ltd.	186,355	444,535
	WAN HWA Enterprise Co.	40,000	16,044
	WEI Chih Steel Industrial Co. Ltd.	84,000	64,680
	Wei Chuan Foods Corp.	176,000	97,575
#	Weikeng Industrial Co. Ltd.	206,725	209,893
	Well Shin Technology Co. Ltd.	46,160	97,638
	Welldone Co.	30,000	46,293
	WELLELL, Inc.	29,000	24,401
	Wha Yu Industrial Co. Ltd.	58,000	32,717
	Wholetech System Hitech Ltd.	24,000	72,233
*	Win Semiconductors Corp.	132,141	548,273
#	Winbond Electronics Corp.	1,001,171	713,759
	Winmate, Inc.	19,000	75,792
#	Winstek Semiconductor Co. Ltd.	34,000	111,229
*††	Wintek Corp.	461,871	0
	WinWay Technology Co. Ltd.	8,000	258,739
	Wisdom Marine Lines Co. Ltd.	272,501	590,955
*	Wiselink Co. Ltd.	23,000	110,821
	Wistron Corp.	457,017	1,375,094
	Wistron Information Technology & Services Corp.	22,385	81,054
	Wistron NeWeb Corp.	92,260	398,402
#	Wiwynn Corp.	12,000	760,608
	Wonderful Hi-Tech Co. Ltd.	69,683	77,687
#	Wowprime Corp.	54,387	349,491
#	WPG Holdings Ltd.	374,779	987,598
	WT Microelectronics Co. Ltd.	104,284	331,948
	WUS Printed Circuit Co. Ltd.	80,712	128,654
*	XAC Automation Corp.	24,000	22,213
	XinTec, Inc.	76,000	548,553
	X-Legend Entertainment Co. Ltd.	4,000	12,882
	Xxentria Technology Materials Corp.	87,182	178,452
	Ya Horng Electronic Co. Ltd.	20,000	39,321
	Yageo Corp.	56,380	1,374,867
	Yang Ming Marine Transport Corp.	632,000	1,224,725
#	Yankey Engineering Co. Ltd.	22,117	211,346
	YC INOX Co. Ltd.	173,767	127,336
	YCC Parts Manufacturing Co. Ltd.	23,000	43,453
#	Yea Shin International Development Co. Ltd.	101,968	158,841
*	Yeh-Chiang Technology Corp.	14,000	13,272
	Yem Chio Co. Ltd.	213,061	143,377
#	Yen Sun Technology Corp.	26,000	40,892
*	Yeong Guan Energy Technology Group Co. Ltd.	43,669	57,335
	YFC-Boneagle Electric Co. Ltd.	54,704	37,806
#	YFY, Inc.	540,891	492,076
	Yi Jinn Industrial Co. Ltd.	81,100	52,375
	Yieh Phui Enterprise Co. Ltd.	429,731	199,115
	Yonyu Plastics Co. Ltd.	39,000	35,444
	Young Fast Optoelectronics Co. Ltd.	41,298	78,996

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TAIWAN — (Continued)
*	Young Optics, Inc.	22,000	$37,562
	Youngtek Electronics Corp.	77,257	172,895
#	Yuan High-Tech Development Co. Ltd.	8,400	37,500
	Yuanta Financial Holding Co. Ltd.	2,631,599	2,640,228
	Yuanta Futures Co. Ltd.	50,968	136,888
	Yuen Chang Stainless Steel Co. Ltd.	57,837	28,075
	Yuen Foong Yu Consumer Products Co. Ltd.	36,000	56,099
#	Yulon Finance Corp.	126,213	596,528
#	Yulon Motor Co. Ltd.	247,141	461,689
	Yung Chi Paint & Varnish Manufacturing Co. Ltd.	23,362	56,738
#	Yungshin Construction & Development Co. Ltd.	59,000	521,253
	YungShin Global Holding Corp.	98,000	156,996
	Yusin Holding Corp.	11,000	35,383
	Zeng Hsing Industrial Co. Ltd.	36,906	114,240
	Zenitron Corp.	94,000	99,899
	Zero One Technology Co. Ltd.	61,422	193,923
#	Zhen Ding Technology Holding Ltd.	252,000	1,062,794
*	Zig Sheng Industrial Co. Ltd.	187,231	74,046
*	Zinwell Corp.	147,010	87,625
	Zippy Technology Corp.	51,000	100,577
#	Zyxel Group Corp.	143,826	160,517
TOTAL TAIWAN			360,054,609
THAILAND — (1.4%)
	AAPICO Hitech PCL (AH/F TB)	122,332	54,911
*	Absolute Clean Energy PCL	859,800	31,840
	Advanced Info Service PCL	145,800	957,138
	Advanced Information Technology PCL, Class F	454,000	51,966
	AEON Thana Sinsap Thailand PCL	37,700	121,101
	After You PCL	87,400	19,861
	Airports of Thailand PCL	362,100	573,956
*	AJ Plast PCL	79,465	12,038
*	All Energy & Utilities PCL	872,700	4,897
	Allianz Ayudhya Capital PCL	16,500	15,391
	AMA Marine PCL	65,800	7,753
	Amata Corp. PCL	290,700	192,468
	AP Thailand PCL	771,202	177,412
	Asia Plus Group Holdings PCL	764,400	48,894
*	Asia Precision PCL	183,600	11,332
	Asia Sermkij Leasing PCL, NVDR	111,500	35,034
	Asian Insulators PCL	149,155	14,478
	Asian Sea Corp. PCL, Class F	76,100	19,641
#	Asset World Corp. PCL	997,500	101,863
	Assetwise PCL	152,000	31,982
	B Grimm Power PCL	159,000	96,350
	Bangchak Corp. PCL	414,200	366,035
	Bangchak Sriracha PCL	303,700	63,049
	Bangkok Airways PCL	48,500	28,573
	Bangkok Bank PCL (BBLF TB)	159,900	614,569
	Bangkok Commercial Asset Management PCL	706,500	133,788
	Bangkok Expressway & Metro PCL	1,052,335	230,277
	Bangkok Land PCL	6,278,700	95,118
	Bangkok Life Assurance PCL, NVDR	88,940	43,665
*	Bangkok Ranch PCL	394,200	26,321
	BCPG PCL	296,300	45,719
	BEC World PCL	427,599	45,345
#	Berli Jucker PCL	272,700	158,364
	Betagro PCL	94,000	62,236
*	Better World Green PCL	1,839,200	22,187

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
*	Beyond Securities PCL	137,100	$3,500
	BG Container Glass PCL	130,800	23,301
	BKI Holdings PCL	28,780	228,496
	Bluebik Group PCL	29,500	26,070
#	BTS Group Holdings PCL	1,047,500	126,364
	Cal-Comp Electronics Thailand PCL, Class F	2,130,278	222,321
	Central Pattana PCL	202,900	314,496
	Central Plaza Hotel PCL	84,000	97,209
	Central Retail Corp. PCL	395,266	352,075
	CH Karnchang PCL	343,972	187,209
*	Charoen Pokphand Foods PCL	868,993	585,098
	Chayo Group PCL	265,586	20,564
*	CIMB Thai Bank PCL	10,400	131
	CK Power PCL	501,000	54,534
#	Com7 PCL, Class F	252,600	144,566
	CP ALL PCL	327,200	534,701
	Delta Electronics Thailand PCL	316,900	906,826
*	Demco PCL	239,100	23,746
	Dhipaya Group Holdings PCL	214,400	169,920
	Diamond Building Products PCL	152,800	34,294
	Dohome PCL	79,400	24,948
	Don Muang Tollway PCL	150,500	50,666
	Dynasty Ceramic PCL	1,511,600	86,510
	Eastern Polymer Group PCL, Class F	402,600	51,956
	Eastern Water Resources Development & Management PCL, Class F	345,900	25,813
	Ekachai Medical Care PCL	151,987	28,355
#	Energy Absolute PCL	286,100	28,895
	Erawan Group PCL	705,400	75,200
	Exotic Food PCL, Class F	52,700	36,075
	Forth Corp. PCL	69,500	20,278
	Fortune Parts Industry PCL, Class F	205,200	12,089
	GFPT PCL	193,100	70,425
	Global Green Chemicals PCL, Class F	54,700	7,458
*	Green Tech Ventures PCL, Class F	2,983,500	10,044
*††	Group Lease PCL, NVDR	135,800	464
	Gunkul Engineering PCL	1,707,800	99,656
	Haad Thip PCL	109,500	48,230
	Hana Microelectronics PCL	238,401	311,001
	Heng Leasing & Capital PCL	196,000	5,884
	Home Product Center PCL	1,136,127	290,048
	Hwa Fong Rubber Thailand PCL, Class F	162,600	19,706
	ICC International PCL	34,913	31,098
	Ichitan Group PCL	232,700	105,105
	Index Livingmall PCL	102,800	51,624
#	Indorama Ventures PCL	292,600	158,428
	Interlink Communication PCL	103,650	17,011
	Intouch Holdings PCL, Class F	11,200	25,844
	IRPC PCL	4,183,800	172,540
	IT City PCL	52,200	7,395
*	Italian-Thai Development PCL	2,080,800	35,609
#	Jasmine International PCL	1,099,300	85,736
*	Jasmine Technology Solution PCL	61,800	107,927
#*	Jaymart Group Holdings PCL	231,000	77,767
#	JMT Network Services PCL	280,837	89,817
	Jubilee Enterprise PCL	20,400	7,039
	Kang Yong Electric PCL	2,400	22,892
	Karmarts PCL	339,966	121,127
	Kaset Thai International Sugar Corp. PCL, Class F	141,500	11,989
	Kasikornbank PCL (KBANKF TB)	60,700	224,783

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	KCE Electronics PCL	218,700	$273,030
	KGI Securities Thailand PCL	761,400	89,715
#	Kiatnakin Phatra Bank PCL	52,500	56,705
	Krung Thai Bank PCL	484,850	246,200
	Krungthai Card PCL	160,600	175,716
	Lalin Property PCL	208,900	37,508
	Lam Soon Thailand PCL	132,400	17,903
#	Land & Houses PCL (LHF TB)	1,594,800	257,262
	Land & Houses PCL (LHR TB), NVDR	64,820	10,456
	LH Financial Group PCL	1,530,300	34,775
	Loxley PCL	697,570	27,789
	LPN Development PCL	545,600	48,369
	Major Cineplex Group PCL	204,500	75,730
*	Malee Group PCL	41,300	12,282
	MBK PCL	367,452	168,031
	MC Group PCL	194,800	56,290
	MCS Steel PCL	220,500	41,446
	Mega Lifesciences PCL	134,200	137,419
	Minor International PCL	795,771	653,003
	MK Restaurants Group PCL	126,600	93,232
	Moshi Moshi Retail Corp. PLC	22,800	31,183
	Muang Thai Insurance PCL	5,800	17,085
	Muangthai Capital PCL	148,700	167,911
	Namyong Terminal PCL	218,500	18,267
	Netbay PCL	57,700	21,691
	Ngern Tid Lor PCL	291,925	127,761
	Noble Development PCL	419,800	38,865
	Northeast Rubber PCL	678,900	92,183
*	Nusasiri PCL	2,458,100	21,378
#	Origin Property PCL, Class F	429,350	53,721
#	Osotspa PCL	270,700	183,023
	PCS Machine Group Holding PCL	188,600	26,032
#	Plan B Media PCL, Class F	798,532	165,777
*	Platinum Group PCL, Class F	387,400	23,041
	Polyplex Thailand PCL	141,900	48,169
	Precious Shipping PCL	386,800	89,525
	Premier Marketing PCL	152,600	33,393
	Prima Marine PCL	514,700	123,459
	Property Perfect PCL	4,335,345	19,460
*	PSG Corp. PCL	2,071,900	31,388
	PTG Energy PCL	581,700	128,922
	PTT Global Chemical PCL	351,856	268,988
	PTT Oil & Retail Business PCL	345,500	153,146
	Quality Houses PCL	3,535,813	177,559
#	R&B Food Supply PCL	160,800	34,285
*	Rabbit Holdings PCL, Class F	1,237,700	19,445
*	Raimon Land PCL	1,149,900	9,678
#	Ratchthani Leasing PCL	1,120,397	55,635
	Regional Container Lines PCL	175,200	111,574
*	Roctec Global PCL	2,010,900	52,466
	RS PCL	209,220	73,369
	S Hotels & Resorts PCL	455,800	25,574
	Sabina PCL	48,400	29,737
	Saha Pathana Inter-Holding PCL	18,700	33,707
	Sahamitr Pressure Container PCL	114,700	29,604
	Saha-Union PCL	37,800	31,814
	Saksiam Leasing PCL	214,900	31,350
*	Samart Corp. PCL	178,000	31,211
	Sansiri PCL	5,663,833	266,945

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	Sappe PCL	44,100	$113,204
	SC Asset Corp. PCL	883,396	64,436
	SCB X PCL	120,400	347,909
††	SCG Ceramics PCL	291,200	3,023
	SCG Packaging PCL	172,100	136,396
	SCGJWD Logistics PCL	57,100	20,344
	SEAFCO PCL	326,018	18,841
	Siam Cement PCL	33,600	208,321
#	Siam Global House PCL	215,996	93,319
	Siam Wellness Group PCL, Class F	228,750	43,639
	Siamgas & Petrochemicals PCL	299,100	56,220
*	Singer Thailand PCL	172,900	39,047
	Singha Estate PCL	557,400	11,728
	SiS Distribution Thailand PCL	20,900	13,896
	SISB PCL	68,200	62,183
*	SKY ICT PCL, Class F	33,800	14,793
	SNC Former PCL	138,100	20,534
	Somboon Advance Technology PCL	100,650	32,755
	SPCG PCL	215,700	49,016
	Sri Trang Agro-Industry PCL	376,400	209,082
	Sri Trang Gloves Thailand PCL	411,698	103,950
#	Srinanaporn Marketing PCL	203,300	71,293
	Srisawad Capital 1969 PCL	83,130	3,195
#	Srisawad Corp. PCL	200,518	182,826
	Srivichai Vejvivat PCL	174,700	50,972
*	Star Petroleum Refining PCL	634,100	136,978
	Starflex PCL	89,100	8,699
	Stars Microelectronics Thailand PCL	229,900	13,415
*	STP & I PCL	582,880	49,384
#	Supalai PCL	422,825	200,470
*	Super Energy Corp. PCL	9,042,200	68,492
	Susco PCL	266,700	25,739
	SVI PCL	150,800	33,845
	Syntec Construction PCL	574,800	24,672
	TAC Consumer PCL, Class F	154,800	20,411
	Taokaenoi Food & Marketing PCL, Class F	278,800	75,087
*	Tata Steel Thailand PCL	1,512,800	25,040
	Thai Oil PCL	376,914	533,992
	Thai President Foods PCL, Class F	4,100	22,947
	Thai Stanley Electric PCL (STANLY/F TB), Class F	11,300	65,622
	Thai Stanley Electric PCL (STANLY-R TB), NVDR	3,900	22,648
	Thai Union Group PCL, Class F	555,532	225,984
	Thai Vegetable Oil PCL	197,140	112,825
	Thai Wah PCL, Class F	229,800	23,338
	Thaicom PCL	219,600	77,625
	Thaifoods Group PCL, Class F	675,500	75,424
	Thanachart Capital PCL	63,600	83,860
	Thoresen Thai Agencies PCL	602,400	105,625
	Tipco Asphalt PCL (TASCO/F TB)	255,600	113,297
	TIPCO Foods PCL	117,300	32,908
	Tisco Financial Group PCL (TISCO/F TB)	65,500	169,975
	TKS Technologies PCL	157,730	31,860
	TMBThanachart Bank PCL	3,788,750	179,632
	TMT Steel PCL	169,300	21,943
	TOA Paint Thailand PCL	110,400	56,369
	TQM Alpha PCL	88,866	69,806
	Triple i Logistics PCL	56,700	9,465
*	Triton Holding PCL	4,399,200	16,044
*	True Corp. PCL	1,121,203	290,956

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
THAILAND — (Continued)
	TTCL PCL	174,000	$17,573
	TTW PCL	334,200	82,976
	Union Auction PCL	87,100	24,069
	Unique Engineering & Construction PCL	252,650	19,137
	United Paper PCL	138,000	41,812
	Univanich Palm Oil PCL	336,700	78,873
	Vanachai Group PCL	262,120	25,002
*	VGI PCL	2,132,100	97,498
	WHA Corp. PCL	1,135,200	167,199
	WHA Utilities & Power PCL	374,300	43,683
	Workpoint Entertainment PCL	100,560	28,494
#*	Xspring Capital PCL	2,834,500	76,339
*	YGGDRAZIL Group PCL	16,100	669
TOTAL THAILAND			22,338,210
TURKEY — (1.2%)
*	Adese Alisveris Merkezleri Ticaret AS	823,860	53,501
	Agesa Hayat ve Emeklilik AS	16,407	64,526
	Akbank TAS	943,233	1,761,809
*	Akenerji Elektrik Uretim AS	96,369	36,470
	Aksa Akrilik Kimya Sanayii AS	513,375	157,055
*	Aksigorta AS	107,839	21,208
	Alarko Holding AS	30,112	95,282
*	Albaraka Turk Katilim Bankasi AS	606,591	114,854
*	Alkim Alkali Kimya AS	33,221	33,353
*	Altinyag Kombinalari AS	30,158	7,549
*	Anadolu Anonim Turk Sigorta Sirketi	195,054	597,972
	Anadolu Hayat Emeklilik AS	31,796	112,019
	Anadolu Isuzu Otomotiv Sanayi Ve Ticaret AS, Class C	14,142	35,680
	Arcelik AS	17,190	87,231
	ARD Grup Bilisim Teknolojileri AS	82,766	98,186
*	Arena Bilgisayar Sanayi ve Ticaret AS	17,147	20,773
	ATP Ticari Bilgisayar Agi VE Elektrik Guc Kaynaklari Uretim Pazarlama VE Ticaret	10,203	36,796
	Aydem Yenilenebilir Enerji AS	50,447	45,180
	Aygaz AS	24,804	128,472
*	Bagfas Bandirma Gubre Fabrikalari AS	17,539	12,586
*	Banvit Bandirma Vitaminli Yem Sanayii AS	3,657	34,782
	Bera Holding AS	283,731	146,002
*	Besiktas Futbol Yatirimlari Sanayi ve Ticaret AS	332,370	60,196
	BIM Birlesik Magazalar AS	62,147	1,174,436
	Bogazici Beton Sanayi Ve Ticaret AS	38,420	33,147
*	Borusan Birlesik Boru Fabrikalari Sanayi ve Ticaret AS	5,689	72,054
	Borusan Yatirim ve Pazarlama AS	1,157	73,992
	Bursa Cimento Fabrikasi AS	292,293	72,221
	Celebi Hava Servisi AS	946	57,948
*	Cemas Dokum Sanayi AS	355,741	47,908
	Cemtas Celik Makina Sanayi Ve Ticaret AS	109,278	34,968
	Coca-Cola Icecek AS	17,470	446,370
	Deva Holding AS	14,705	31,138
	Dogan Sirketler Grubu Holding AS	308,404	156,278
*	Doganlar Mobilya Grubu Imalat Sanayi ve Ticaret AS	27,795	9,203
	Dogus Otomotiv Servis ve Ticaret AS	21,919	159,262
	Eczacibasi Yatirim Holding Ortakligi AS	7,974	52,615
	EGE Endustri VE Ticaret AS	229	84,519
	EGE Gubre Sanayii AS	19,870	33,336
*	EGE Seramik Sanayi ve Ticaret AS	185,366	21,032
	EIS Eczacibasi Ilac ve Sinai ve Finansal Yatirimlar Sanayi ve Ticaret AS	18,016	29,467
Ω	Enerjisa Enerji AS	64,324	131,191

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Enka Insaat ve Sanayi AS	157,732	$221,991
	Erbosan Erciyas Boru Sanayii ve Ticaret AS	4,929	29,698
	Eregli Demir ve Celik Fabrikalari TAS	153,064	258,994
	Escar Turizm Tasimacilik Ticaret AS	4,750	51,464
*	Escort Teknoloji Yatirim AS	6,649	11,226
	Europap Tezol Kagit Sanayi VE Ticaret AS	48,324	24,548
*	Europen Endustri Insaat Sanayi VE Ticaret AS	40,811	19,049
	Ford Otomotiv Sanayi AS	11,035	331,345
	Galata Wind Enerji AS	57,894	57,592
	GEN Ilac VE Saglik Urunleri Sanayi VE Ticaret AS	11,350	25,327
	Gentas Genel Metal Sanayi ve Ticaret AS	32,170	9,435
*	Girisim Elektrik Taahhut Ticaret Ve Sanayi AS	11,241	16,398
	Global Yatirim Holding AS	195,333	96,115
	Goltas Goller Bolgesi Cimento Sanayi ve Ticaret AS	5,378	76,276
*	Gozde Girisim Sermayesi Yatirim Ortakligi AS	108,648	83,501
	GSD Holding AS	438,423	51,138
*	Gubre Fabrikalari TAS	2,203	10,802
*	Hitit Bilgisayar Hizmetleri AS	5,377	11,603
	Indeks Bilgisayar Sistemleri Muhendislik Sanayi ve Ticaret AS	212,979	53,520
*	Inveo Yatirim Holding AS	48,559	61,691
*	Is Finansal Kiralama AS	124,968	51,844
*	Isiklar Enerji ve Yapi Holding AS	271,958	64,953
*	Izmir Demir Celik Sanayi AS	315,488	57,274
	Jantsa Jant Sanayi Ve Ticaret AS	42,208	34,818
	Kalekim Kimyevi Maddeler Sanayi ve Ticaret AS	46,960	37,404
*	Karel Elektronik Sanayi ve Ticaret AS	71,489	33,038
*	Karsan Otomotiv Sanayii Ve Ticaret AS	116,473	54,301
*	Katmerciler Arac Ustu Ekipman Sanayi ve Ticaret AS	378,691	42,778
*	Kerevitas Gida Sanayi ve Ticaret AS	55,852	28,039
	Kervan Gida Sanayi Ve Ticaret AS	31,861	26,736
	Kiler Holding AS	18,824	18,291
	Kimteks Poliuretan Sanayi VE Ticaret AS	18,653	30,023
	Kocaer Celik Sanayi Ve Ticaret AS	50,772	69,026
	Kontrolmatik Enerji Ve Muhendislik AS	12,611	24,543
*	Konya Kagit Sanayi VE Ticaret AS	6,523	9,087
*	Kordsa Teknik Tekstil AS	27,607	81,589
	Koza Altin Isletmeleri AS	60,735	42,511
*	Koza Anadolu Metal Madencilik Isletmeleri AS	30,869	56,810
	LDR Turizm AS	10,418	24,385
	Logo Yazilim Sanayi Ve Ticaret AS	19,744	66,841
Ω	Mavi Giyim Sanayi Ve Ticaret AS, Class B	132,280	450,240
*	Menderes Tekstil Sanayi ve Ticaret AS	86,587	31,518
*	MIA Teknoloji AS	108,660	194,822
*	Orge Enerji Elektrik Taahhut AS	33,816	75,183
	Osmanli Yatirim Menkul Degerler AS	2,672	18,632
*	Oyak Yatirim Menkul Degerler AS	37,618	49,452
	Panelsan Cati Cephe Sistemleri Sanayi VE Ticaret AS	5,579	10,264
*	Parsan Makina Parcalari Sanayii AS	6,672	22,890
*	Pegasus Hava Tasimaciligi AS	72,805	492,306
*	Peker Gayrimenkul Yatirim Ortakligi AS	187,968	33,493
	Penta Teknoloji Urunleri Dagitim Ticaret AS	24,133	11,695
*	Petkim Petrokimya Holding AS	235,010	171,326
*	Pinar SUT Mamulleri Sanayii AS	3,643	9,385
	Polisan Holding AS	30,016	11,773
	Politeknik Metal Sanayi ve Ticaret AS	212	51,450
*	Qua Granite Hayal	293,057	28,047
	Sarkuysan Elektrolitik Bakir Sanayi ve Ticaret AS	144,271	144,497
*	Sasa Polyester Sanayi AS	13,850	19,420
*	Say Yenilenebilir Enerji Ekipmanlari Sanayi ve Ticaret AS	17,912	34,715

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
TURKEY — (Continued)
	Sekerbank Turk AS	836,194	$108,030
	Selcuk Ecza Deposu Ticaret ve Sanayi AS	44,819	78,257
	Sok Marketler Ticaret AS	104,300	188,386
	SUN Tekstil Sanayi Ve Ticaret AS	18,345	10,833
	Suwen Tekstil Sanayi Pazarlama AS	17,618	17,784
*	TAV Havalimanlari Holding AS	40,897	319,547
*	Tekfen Holding AS	71,630	124,940
*	Teknosa Ic Ve Dis Ticaret AS	39,217	36,942
	Tofas Turk Otomobil Fabrikasi AS	32,287	273,082
*	Tukas Gida Sanayi ve Ticaret AS	214,991	57,023
*	Tumosan Motor ve Traktor Sanayi AS	13,757	53,617
*	Turk Hava Yollari AO	126,473	1,104,217
*	Turk Ilac VE Serum Sanayi AS	27,458	20,448
*	Turk Prysmian Kablo ve Sistemleri AS	7,196	7,666
*	Turk Telekomunikasyon AS	131,553	203,033
	Turk Traktor ve Ziraat Makineleri AS	7,818	182,899
	Turkcell Iletisim Hizmetleri AS	376,020	1,199,455
	Turkiye Garanti Bankasi AS	135,943	508,314
	Turkiye Petrol Rafinerileri AS	256,187	1,263,276
	Turkiye Sigorta AS	122,682	223,035
*	Turkiye Sinai Kalkinma Bankasi AS	815,991	310,540
*	Turkiye Vakiflar Bankasi TAO, Class D	283,944	174,414
*	Ulker Biskuvi Sanayi AS	100,040	506,711
*	Ulusoy Un Sanayi ve Ticaret AS	18,809	15,599
*	Vakif Finansal Kiralama AS	437,714	39,130
	Vakko Tekstil ve Hazir Giyim Sanayi Isletmeleri AS	7,266	26,524
	Vestel Beyaz Esya Sanayi ve Ticaret AS	188,295	113,933
*	Vestel Elektronik Sanayi ve Ticaret AS	64,859	138,347
	Yapi ve Kredi Bankasi AS	983,191	895,576
	Yatas Yatak ve Yorgan Sanayi ve Ticaret AS	29,487	27,617
	Yayla Agro Gida Sanayi VE Nakliyat AS	53,785	19,331
	Yunsa Yunlu Sanayi VE Ticare AS	9,012	20,218
*	Zorlu Enerji Elektrik Uretim AS	888,396	146,745
TOTAL TURKEY			19,115,148
UNITED ARAB EMIRATES — (1.5%)
	Abu Dhabi Commercial Bank PJSC	713,119	1,727,818
	Abu Dhabi Islamic Bank PJSC	537,519	1,792,505
	Abu Dhabi National Hotels	1,498,688	252,522
	Abu Dhabi National Insurance Co. PSC	78,793	130,880
	Abu Dhabi National Oil Co. for Distribution PJSC	629,226	611,340
*	Abu Dhabi Ports Co. PJSC	247,431	350,267
	ADNOC Drilling Co. PJSC	399,885	479,227
	Agility Global PLC	522,662	165,068
	Agthia Group PJSC	166,034	323,900
	Air Arabia PJSC	1,040,403	745,392
*	Ajman Bank PJSC	430,264	218,928
*	AL Seer Marine Supplies & Equipment Co. LLC	80,018	90,448
	AL Yah Satellite Communications Co-PJSC-Yah Sat	374,774	215,135
	Aldar Properties PJSC	550,528	1,107,889
*	Alpha Dhabi Holding PJSC	27,474	90,906
*	Amlak Finance PJSC	548,125	113,288
*	Apex Investment Co. PSC	257,240	118,831
*††	Arabtec Holding PJSC	166,414	0
*	Aramex PJSC	334,290	226,776
	Burjeel Holdings PLC	281,654	204,891
	Deyaar Development PJSC	461,896	89,411
	Dubai Financial Market PJSC	503,435	175,481
	Dubai Investments PJSC	1,224,801	679,706

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»
UNITED ARAB EMIRATES — (Continued)
	Dubai Islamic Bank PJSC	1,105,027	$1,760,573
	Emaar Development PJSC	497,803	1,151,368
	Emaar Properties PJSC	1,252,600	2,942,939
	Emirates Driving Co.	84,032	63,838
	Emirates Integrated Telecommunications Co. PJSC	331,868	546,870
	Emirates NBD Bank PJSC	421,493	2,190,415
*	Emirates Reem Investments PJSC	12,985	9,123
	Emirates Telecommunications Group Co. PJSC	425,411	1,897,176
*	EMSTEEL Building Materials PJSC	669,236	244,318
*	Eshraq Investments PJSC	809,972	70,771
	Fertiglobe PLC	322,183	217,550
	First Abu Dhabi Bank PJSC	553,940	1,968,485
*	Ghitha Holding PJSC	11,022	90,994
*	Gulf Navigation Holding PJSC	69,076	112,678
*	Gulf Pharmaceutical Industries PSC	59,324	14,327
*	Manazel PJSC	681,581	67,750
*	Multiply Group PJSC	975,831	611,229
	National Central Cooling Co. PJSC	73,772	61,365
	Palms Sports PrJSC	12,421	33,724
	RAK Properties PJSC	546,338	159,030
	Ras Al Khaimah Ceramics	298,761	188,019
	Salik Co. PJSC	253,803	232,940
*	Shuaa Capital PSC	580,717	37,163
	Taaleem Holdings PJSC	73,102	74,382
	TECOM Group PJSC	135,101	100,764
*	Union Properties PJSC	554,961	57,558
TOTAL UNITED ARAB EMIRATES			24,815,958
UNITED KINGDOM — (0.1%)
	Anglogold Ashanti PLC (AU US)	32,813	921,389
TOTAL COMMON STOCKS			1,632,826,360
PREFERRED STOCKS — (0.5%)
BRAZIL — (0.5%)
*	Alpargatas SA	65,000	98,831
	Banco ABC Brasil SA, 6.906%	56,287	219,131
Ω	Banco BMG SA, 14.917%	74,500	46,232
	Banco Bradesco SA, 10.553%	497,739	1,093,835
	Banco do Estado do Rio Grande do Sul SA Class B, 5.239%	113,073	228,699
	Banco Mercantil do Brasil SA, 7.520%	500	2,767
	Banco Pan SA, 2.478%	133,918	205,512
	Banco Pine SA, 10.986%	39,000	29,511
	Centrais Eletricas Brasileiras SA Class B, 4.180%	33,800	260,605
	Centrais Eletricas de Santa Catarina SA, 8.053%	5,750	76,499
	Cia de Ferro Ligas da Bahia FERBASA, 6.296%	42,405	61,627
	Cia De Sanena Do Parana, 5.020%	361,836	354,406
	Cia Energetica de Minas Gerais, 9.945%	369,746	709,926
	Cia Energetica do Ceara Class A, 3.148%	4,882	26,446
	Cia Paranaense de Energia - Copel Class B, 3.767%	313,391	559,058
	CTEEP-Cia de Transmissao de Energia Eletrica Paulista, 8.974%	39,503	171,529
	Energisa SA, 4.450%	177	239
	Eucatex SA Industria e Comercio, 6.064%	43,700	118,055
	Gerdau SA, 6.097%	214,296	691,821
	Grazziotin SA, 10.322%	3,154	13,879
	Itau Unibanco Holding SA, 6.925%	343,319	2,056,460
	Marcopolo SA, 7.139%	283,964	304,741
	Raizen SA, 5.668%	502,096	265,422
	Randon SA Implementos e Participacoes, 4.809%	121,826	230,033

Emerging Markets Social Core Equity Portfolio
CONTINUED
		Shares	Value»

BRAZIL — (Continued)
	Schulz SA, 5.856%	53,046	$59,178
	Track & Field Co. SA, 1.814%	16,900	33,016
	Unipar Carbocloro SA Class B, 5.316%	26,904	247,771
	Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, 4.551%	226,986	249,614
TOTAL BRAZIL			8,414,843
CHILE — (0.0%)
	Coca-Cola Embonor SA Class B, 8.073%	65,507	95,144
	Embotelladora Andina SA Class B, 5.555%	59,151	189,032
TOTAL CHILE			284,176
COLOMBIA — (0.0%)
	Grupo Aval Acciones y Valores SA, 8.282%	609,847	63,980
	Grupo de Inversiones Suramericana SA, 6.233%	9,982	52,978
TOTAL COLOMBIA			116,958
INDIA — (0.0%)
*††	Sundaram Clayton Ltd.	322	32
PHILIPPINES — (0.0%)
	Cebu Air, Inc., 6.000%	75,375	45,844
TOTAL PREFERRED STOCKS			8,861,853
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*	Diagnosticos da America SA Warrants 04/30/2025	437	83
*	Grupo Casas Bahia SA Warrants 09/19/2024	245,838	435
*	Localiza Rent a Car SA Rights 08/06/2024	804	1,647
*	Zamp SA Rights 08/27/2024	58,628	726
TOTAL BRAZIL			2,891
INDIA — (0.0%)
*	Tata Consumer Products Ltd. Rights 08/19/2024	1,998	8,829
SOUTH AFRICA — (0.0%)
*	Brait PLC Rights 08/08/2024	770,507	12,692
#*	Pick n Pay Stores Ltd. Rights 08/02/2024	55,752	22,622
TOTAL SOUTH AFRICA			35,314
TAIWAN — (0.0%)
*	ENE Technology, Inc. Rights 08/05/2024	198	21
*	Mercuries Life Insurance Co. Ltd. Rights 07/30/2024	76,939	2,107
*	Shin Zu Shing Co. Ltd. Rights 09/13/2024	2,545	3,174
*	Taiwan Hopax Chemicals Manufacturing Co. Ltd. Rights 08/19/2024	10,116	1,323
*	Winbond Electronics Corp. Rights 08/12/2024	61,316	280
TOTAL TAIWAN			6,905
THAILAND — (0.0%)
*	Better World Green PCL Warrants	306,534	0
*	Better World Green PCL Warrants 08/13/2025	306,533	430
*	Northeast Rubber PCL Warrants 05/15/2026	113,150	2,444
*	Power Solution Technologies PCL Warrants 04/29/2027	23,580	112
*	Rml Rates Rec (F) Rights	122,590	0

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Shares	Value»

THAILAND — (Continued)
* Thaifoods Group PCL Warrants 05/14/2027	67,550	$1,687
TOTAL THAILAND		4,673
TURKEY — (0.0%)
* Kontrolmatik Enerji Ve Muhendislik AS Rights 08/02/2024	5,605	10,739
TOTAL RIGHTS/WARRANTS		69,351
TOTAL INVESTMENT SECURITIES (Cost $1,215,935,374)		1,641,757,564

			Value†
SECURITIES LENDING COLLATERAL — (0.4%)
@§	The DFA Short Term Investment Fund	566,977	6,558,217
TOTAL INVESTMENTS — (100.0%)
(Cost $1,222,493,776)^^			$1,648,315,781
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Brazil	$40,899,144	$934,193	—	$41,833,337
Chile	2,017,237	5,966,663	—	7,983,900
China	22,866,880	329,080,778	$800,016	352,747,674
Colombia	1,579,749	24,918	—	1,604,667
Czech Republic	—	924,356	—	924,356
Egypt	11,132	670,607	—	681,739
Greece	101,208	7,685,020	—	7,786,228
Hong Kong	—	448,703	—	448,703
Hungary	—	3,295,025	—	3,295,025
India	18,526,671	326,749,298	13,192	345,289,161
Indonesia	766,192	22,702,334	36,521	23,505,047
Kuwait	—	8,926,094	—	8,926,094
Malaysia	3,038	27,255,217	127	27,258,382
Mexico	35,405,895	761,720	—	36,167,615
Peru	970,201	—	6	970,207
Philippines	30,146	9,507,985	—	9,538,131
Poland	—	17,637,241	—	17,637,241
Qatar	—	14,025,929	—	14,025,929
Saudi Arabia	89,092	58,102,627	—	58,191,719
South Africa	4,136,640	43,691,008	—	47,827,648
South Korea	2,071,934	196,533,095	333,214	198,938,243
Taiwan	13,029,313	346,989,050	36,246	360,054,609
Thailand	19,419,615	2,915,108	3,487	22,338,210
Turkey	—	19,115,148	—	19,115,148
United Arab Emirates	2,062,244	22,753,714	—	24,815,958
United Kingdom	921,389	—	—	921,389
Preferred Stocks
Brazil	8,368,611	46,232	—	8,414,843
Chile	—	284,176	—	284,176
Colombia	116,958	—	—	116,958
India	—	—	32	32
Philippines	—	45,844	—	45,844

Emerging Markets Social Core Equity Portfolio
CONTINUED
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Rights/Warrants
Brazil	—	$2,891	—	$2,891
India	—	8,829	—	8,829
South Africa	—	35,314	—	35,314
Taiwan	—	6,905	—	6,905
Thailand	—	4,673	—	4,673
Turkey	—	10,739	—	10,739
Securities Lending Collateral	—	6,558,217	—	6,558,217
Total Investments in Securities	$173,393,289	$1,473,699,651	$1,222,841˂˃	$1,648,315,781

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

VA U.S. Targeted Value Portfolio
SCHEDULE OF INVESTMENTS
July 31, 2024
(Unaudited)

		Shares	Value†
COMMON STOCKS — (94.3%)
COMMUNICATION SERVICES — (3.5%)
#*	Advantage Solutions, Inc.	44,579	$178,762
*	AMC Networks, Inc., Class A	14,134	157,311
*	Angi, Inc.	29,573	68,609
	ATN International, Inc.	8,597	255,073
*	Bandwidth, Inc., Class A	9,094	207,525
#*	Boston Omaha Corp., Class A	18,014	264,806
*	Bumble, Inc., Class A	30,914	288,737
#	Cable One, Inc.	949	392,298
#*	Cardlytics, Inc.	11,504	95,368
#*	Cars.com, Inc.	22,753	469,167
*	Consolidated Communications Holdings, Inc.	31,699	145,815
*	Cumulus Media, Inc., Class A	5,163	10,326
*	DHI Group, Inc.	22,706	48,137
*	EchoStar Corp., Class A	9,005	180,820
	Entravision Communications Corp., Class A	31,641	69,294
*	EW Scripps Co., Class A	33,487	125,911
#*	Frontier Communications Parent, Inc.	68,161	1,997,117
*	Gaia, Inc.	2,866	14,129
#*	Gambling.com Group Ltd.	4,900	47,138
#*	Gannett Co., Inc.	64,551	316,945
*††	GCI Liberty, Inc.	584	0
	Gray Television, Inc. (GTN US)	48,432	311,418
*	IMAX Corp.	3,189	67,288
*	Integral Ad Science Holding Corp.	29,603	301,359
	Interpublic Group of Cos., Inc.	71,191	2,290,214
	John Wiley & Sons, Inc. (WLY US), Class A	14,933	713,051
*	Liberty Broadband Corp. (LBRDA US), Class A	4,878	323,021
*	Liberty Broadband Corp. (LBRDK US), Class C	28,661	1,931,465
*	Liberty Global Ltd. (LBTYA US), Class A	29,833	581,445
#*	Liberty Global Ltd. (LBTYK US), Class C	29,878	600,847
*	Liberty Latin America Ltd. (LILA US), Class A	18,962	198,722
#*	Liberty Latin America Ltd. (LILAK US), Class C	73,797	782,248
*	Liberty Media Corp.-Liberty Live (LLYVA US), Class A	805	30,405
*	Liberty Media Corp.-Liberty Live (LLYVK US), Class C	1,864	72,733
*	Liberty Media Corp.-Liberty SiriusXM (LSXMA US), Class A	18,088	409,151
*	Liberty Media Corp.-Liberty SiriusXM (LSXMK US), Class C	28,220	635,232
*	Lions Gate Entertainment Corp. (LGF/B US), Class B	31,474	259,346
#*	Lumen Technologies, Inc.	24,444	76,999
*	Madison Square Garden Entertainment Corp.	8,035	317,302
*	Magnite, Inc.	58,244	846,868
#*	Marchex, Inc., Class B	494	860
	Marcus Corp.	14,589	183,676
	Nexstar Media Group, Inc.	11,420	2,110,302
#*	Nextdoor Holdings, Inc.	18,716	53,153
*	Outbrain, Inc.	2,258	10,793
	Paramount Global (PARA US), Class B	85,904	981,024
	Paramount Global (PARAA US), Class A	1,850	42,365
*	Playstudios, Inc.	12,335	26,767
#*	Reading International, Inc. (RDI US), Class A	5,626	8,214
#*	Reservoir Media, Inc.	1,588	12,640
	Saga Communications, Inc., Class A	2,918	45,229
	Scholastic Corp.	15,350	480,916
	Shenandoah Telecommunications Co.	22,972	489,074

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
COMMUNICATION SERVICES — (Continued)
#	Shutterstock, Inc.	5,023	$222,117
#	Sinclair, Inc.	20,038	308,184
#*	SPAR Group, Inc.	4,912	9,382
#*	Sphere Entertainment Co.	11,307	502,935
	Spok Holdings, Inc.	6,453	98,925
	TEGNA, Inc.	63,695	1,014,661
	Telephone & Data Systems, Inc.	51,541	1,092,669
*	Thryv Holdings, Inc.	5,903	114,990
*	TripAdvisor, Inc.	7,216	127,218
*	TrueCar, Inc.	39,501	144,574
*	U.S. Cellular Corp.	22,033	1,184,274
*	Urban One, Inc. (UONE US)	2,835	5,868
*	Urban One, Inc. (UONEK US)	7,214	10,100
*	Vimeo, Inc.	37,548	150,943
*	WideOpenWest, Inc.	20,225	110,226
*	Ziff Davis, Inc.	11,189	535,729
TOTAL COMMUNICATION SERVICES			26,160,210
CONSUMER DISCRETIONARY — (14.5%)
#*	1-800-Flowers.com, Inc., Class A	15,632	161,948
*	1stdibs.com, Inc.	8,976	41,110
*	Abercrombie & Fitch Co., Class A	24,766	3,652,490
#	Academy Sports & Outdoors, Inc.	27,579	1,491,197
*	Adient PLC	32,435	835,526
#	ADT, Inc.	67,118	522,178
*	Adtalem Global Education, Inc.	21,623	1,695,459
#	Advance Auto Parts, Inc.	1,342	84,989
#	A-Mark Precious Metals, Inc.	11,160	428,990
*	American Axle & Manufacturing Holdings, Inc.	58,417	434,038
#	American Eagle Outfitters, Inc.	72,825	1,605,791
*	American Outdoor Brands, Inc.	6,121	57,048
*	American Public Education, Inc.	10,026	200,119
#*	America's Car-Mart, Inc.	3,267	226,240
*	AMMO, Inc.	8,130	14,797
	Aramark	10,593	363,022
#	Ark Restaurants Corp.	411	5,836
#	Arko Corp.	16,000	104,800
*	Asbury Automotive Group, Inc.	6,699	1,803,505
#*	Aterian, Inc.	421	1,259
*	AutoNation, Inc.	12,303	2,346,428
#*	Bally's Corp.	1,772	30,532
#	Bassett Furniture Industries, Inc.	5,100	67,014
*	Beazer Homes USA, Inc.	15,735	529,797
	Big 5 Sporting Goods Corp.	7,076	14,506
#*	Big Lots, Inc.	13,098	13,360
*	Biglari Holdings, Inc. (BH US), Class B	863	173,247
*	Biglari Holdings, Inc. (BH/A US), Class A	30	29,063
*	BJ's Restaurants, Inc.	11,810	372,960
	BorgWarner, Inc.	81,218	2,867,808
#	Brunswick Corp.	14,084	1,147,142
#	Build-A-Bear Workshop, Inc.	865	23,459
*	Caesars Entertainment, Inc.	19,030	760,248
	Caleres, Inc.	13,403	516,820
*	Capri Holdings Ltd.	19,485	653,527
*	CarParts.com, Inc.	12,410	12,534
	Carriage Services, Inc.	2,131	68,320
#	Carter's, Inc.	1,381	83,620
	Cato Corp., Class A	9,508	48,681
*	Cavco Industries, Inc.	2,578	1,068,890

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Century Casinos, Inc.	4,358	$13,423
	Century Communities, Inc.	13,543	1,418,088
*	Chegg, Inc.	24,710	84,261
*	Chuy's Holdings, Inc.	5,053	187,416
#*	Citi Trends, Inc.	3,912	76,714
#	Clarus Corp.	12,720	76,829
#*	Cooper-Standard Holdings, Inc.	4,792	70,826
#	Cracker Barrel Old Country Store, Inc.	971	44,501
	Crown Crafts, Inc.	1,600	7,952
*	Culp, Inc.	4,293	21,723
	Dana, Inc.	56,109	713,145
#	Designer Brands, Inc., Class A	28,202	230,128
#*	Destination XL Group, Inc.	21,687	80,892
*	Dorman Products, Inc.	7,547	765,039
*	Duluth Holdings, Inc., Class B	12,388	45,092
*	El Pollo Loco Holdings, Inc.	18,381	221,675
	Escalade, Inc.	3,057	45,488
	Ethan Allen Interiors, Inc.	12,381	382,201
#*	Figs, Inc., Class A	20,076	130,494
#*	First Watch Restaurant Group, Inc.	19,583	318,615
*	Five Below, Inc.	3,447	250,735
	Flexsteel Industries, Inc.	1,708	64,819
	Foot Locker, Inc.	35,299	1,025,789
*	Fossil Group, Inc.	1,522	1,842
#*	Full House Resorts, Inc.	7,227	40,688
#*	Funko, Inc., Class A	8,399	83,906
	Gap, Inc.	112,981	2,652,794
*	Genesco, Inc.	6,619	204,064
*	Gentherm, Inc.	1,730	95,461
*	G-III Apparel Group Ltd.	23,594	650,487
#*	Global Business Travel Group I	10,889	73,174
	Golden Entertainment, Inc.	6,901	230,700
*	Goodyear Tire & Rubber Co.	110,906	1,297,600
#*	GoPro, Inc., Class A	54,312	82,554
	Graham Holdings Co., Class B	1,508	1,168,474
*	Green Brick Partners, Inc.	11,839	866,023
#	Group 1 Automotive, Inc.	6,044	2,210,412
#*	GrowGeneration Corp.	22,304	51,522
	Guess?, Inc.	17,677	425,132
#	Hamilton Beach Brands Holding Co., Class A	1,500	29,295
	Harley-Davidson, Inc.	43,366	1,626,225
	Haverty Furniture Cos., Inc. (HVT US)	7,037	205,973
*	Helen of Troy Ltd.	8,103	478,968
*	Hilton Grand Vacations, Inc.	13,850	598,458
*	Holley, Inc.	15,747	62,043
	Hooker Furnishings Corp.	6,091	93,010
*	Hovnanian Enterprises, Inc., Class A	1,025	215,137
#*	JAKKS Pacific, Inc.	3,836	80,709
#	Johnson Outdoors, Inc., Class A	4,868	206,403
	KB Home	26,839	2,310,301
#	Kohl's Corp.	40,192	870,559
#	Krispy Kreme, Inc.	17,644	187,556
	Lakeland Industries, Inc.	3,668	86,565
*	Lands' End, Inc.	14,527	256,983
*	Landsea Homes Corp.	6,866	83,628
*	Latham Group, Inc.	13,947	50,767
	Laureate Education, Inc.	47,890	742,295
	La-Z-Boy, Inc.	19,420	857,199
#*	Lazydays Holdings, Inc.	4,239	12,675

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
	LCI Industries	7,317	$853,821
	Lear Corp.	9,500	1,159,380
#*	Legacy Housing Corp.	7,524	214,284
#	Leggett & Platt, Inc.	21,086	277,703
*	LGI Homes, Inc.	8,812	1,013,997
#*	Life Time Group Holdings, Inc.	38,158	792,542
	Lifetime Brands, Inc.	10,226	88,353
*	Lincoln Educational Services Corp.	11,266	158,963
	Lithia Motors, Inc.	8,655	2,391,636
#*	Lovesac Co.	4,732	129,468
*	M/I Homes, Inc.	5,985	998,478
	Macy's, Inc.	96,000	1,658,880
*	Malibu Boats, Inc., Class A	5,875	223,485
#	Marine Products Corp.	3,982	42,169
*	MarineMax, Inc.	10,455	364,566
#	Marriott Vacations Worldwide Corp.	11,678	987,725
*	MasterCraft Boat Holdings, Inc.	3,940	86,207
*	Mattel, Inc.	15,714	303,123
	Meritage Homes Corp.	9,691	1,966,013
#*	Mister Car Wash, Inc.	7,556	57,426
*	Modine Manufacturing Co.	26,018	3,061,278
*	Mohawk Industries, Inc.	25,039	4,033,032
	Monarch Casino & Resort, Inc.	777	60,824
#	Monro, Inc.	10,221	315,011
#*	Motorcar Parts of America, Inc.	9,753	59,006
#	Movado Group, Inc.	8,389	217,275
*	National Vision Holdings, Inc.	24,768	358,145
	Newell Brands, Inc.	116,661	1,002,118
*	ODP Corp.	17,666	746,388
#*	ONE Group Hospitality, Inc.	7,235	36,681
*	OneSpaWorld Holdings Ltd.	2,581	41,528
#*	OneWater Marine, Inc., Class A	2,922	72,115
#	Oxford Industries, Inc.	5,547	584,265
	Patrick Industries, Inc.	9,043	1,158,047
#*	Penn Entertainment, Inc.	32,008	639,200
	Penske Automotive Group, Inc.	15,107	2,630,280
#	Perdoceo Education Corp.	35,199	872,583
#*	Petco Health & Wellness Co., Inc.	34,825	120,494
	PetMed Express, Inc.	5,743	21,766
	Phinia, Inc.	14,055	628,258
*	Playa Hotels & Resorts NV	53,362	452,243
	Polaris, Inc.	3,400	283,152
#*	Portillo's, Inc., Class A	6,500	67,340
	PVH Corp.	26,259	2,678,155
#	RCI Hospitality Holdings, Inc.	2,105	104,155
	Rocky Brands, Inc.	3,792	129,990
*	Sally Beauty Holdings, Inc.	12,672	145,094
#	Shoe Carnival, Inc.	14,057	597,001
#	Signet Jewelers Ltd.	17,468	1,469,583
*	Skechers USA, Inc., Class A	5,673	369,482
	Smith & Wesson Brands, Inc.	23,502	388,958
#*	Solid Power, Inc.	14,592	27,433
#*	Solo Brands, Inc., Class A	14,521	34,705
#	Sonic Automotive, Inc., Class A	11,603	690,843
*	Sportsman's Warehouse Holdings, Inc.	19,768	50,408
	Standard Motor Products, Inc.	10,327	338,003
#*	Stitch Fix, Inc., Class A	31,962	150,541
*	Stoneridge, Inc.	10,877	182,842
	Strategic Education, Inc.	9,212	970,945

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER DISCRETIONARY — (Continued)
*	Strattec Security Corp.	2,014	$49,383
*	Stride, Inc.	14,654	1,113,411
#	Sturm Ruger & Co., Inc.	951	42,900
	Superior Group of Cos., Inc.	6,372	126,930
*	Taylor Morrison Home Corp.	50,519	3,388,815
#	Thor Industries, Inc.	17,553	1,863,075
*	Tile Shop Holdings, Inc.	9,323	67,312
#*	Tilly's, Inc., Class A	10,706	62,737
*	Topgolf Callaway Brands Corp.	62,586	1,032,669
#*	Traeger, Inc.	10,933	26,677
*	Tri Pointe Homes, Inc.	47,957	2,170,054
#*	Under Armour, Inc. (UA US), Class C	64,918	440,793
*	Under Armour, Inc. (UAA US), Class A	64,262	447,906
*	Unifi, Inc.	9,361	52,702
*	Universal Electronics, Inc.	7,047	83,789
*	Universal Technical Institute, Inc.	9,785	185,328
	Upbound Group, Inc.	15,210	573,873
*	Urban Outfitters, Inc.	33,601	1,547,326
#*	Vera Bradley, Inc.	15,150	104,232
#	VF Corp.	38,645	655,419
*	Vista Outdoor, Inc.	24,282	986,578
*	Visteon Corp.	3,942	455,459
*	VOXX International Corp.	10,845	27,763
	Weyco Group, Inc.	4,829	168,097
#	Whirlpool Corp.	4,807	490,170
	Winnebago Industries, Inc.	14,933	933,611
	Worthington Enterprises, Inc.	17,941	895,435
*	Zumiez, Inc.	9,329	237,143
TOTAL CONSUMER DISCRETIONARY			107,810,698
CONSUMER STAPLES — (4.5%)
	Alico, Inc.	4,231	124,603
	Andersons, Inc.	17,271	941,788
#	B&G Foods, Inc.	20,358	175,486
*	BellRing Brands, Inc.	21,842	1,120,058
*	Boston Beer Co., Inc. , Class A	247	69,212
#	Calavo Growers, Inc.	3,701	88,047
	Cal-Maine Foods, Inc.	16,522	1,182,479
#*	Central Garden & Pet Co. (CENT US)	4,869	193,981
*	Central Garden & Pet Co. (CENTA US), Class A	20,397	700,841
*	Chefs' Warehouse, Inc.	13,864	576,604
*	Darling Ingredients, Inc.	41,073	1,631,830
#*	Duckhorn Portfolio, Inc.	41,258	299,533
	Edgewell Personal Care Co.	19,405	759,706
*	Farmer Bros Co.	6,541	17,791
	Fresh Del Monte Produce, Inc.	24,306	608,865
*	Grocery Outlet Holding Corp.	29,489	576,805
*	Hain Celestial Group, Inc.	27,223	210,706
	Ingles Markets, Inc., Class A	7,277	589,801
	Ingredion, Inc.	18,637	2,317,884
	J M Smucker Co.	22,907	2,701,881
	J&J Snack Foods Corp.	164	27,667
	Lifevantage Corp.	3,000	24,540
#	MGP Ingredients, Inc.	2,425	197,759
*	Mission Produce, Inc.	17,455	196,194
	Molson Coors Beverage Co., Class B	52,683	2,784,296
*	Natural Alternatives International, Inc.	1,808	10,523
	Natural Grocers by Vitamin Cottage, Inc.	8,045	219,468
*	Nature's Sunshine Products, Inc.	7,774	133,013

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
CONSUMER STAPLES — (Continued)
	Nu Skin Enterprises, Inc., Class A	11,695	$131,218
	Oil-Dri Corp. of America	2,382	155,068
*	Performance Food Group Co.	23,520	1,622,880
*	Pilgrim's Pride Corp.	18,211	750,839
*	Post Holdings, Inc.	23,946	2,618,734
	PriceSmart, Inc.	10,602	968,281
	Seaboard Corp.	289	938,646
#*	Seneca Foods Corp. (SENEA US), Class A	2,914	175,831
*	Simply Good Foods Co.	23,512	797,527
	SpartanNash Co.	17,893	377,900
	Spectrum Brands Holdings, Inc.	13,791	1,166,856
#	Tootsie Roll Industries, Inc.	4,702	145,010
*	TreeHouse Foods, Inc.	22,996	926,279
*	U.S. Foods Holding Corp.	37,076	2,016,564
*	United Natural Foods, Inc.	24,213	375,301
	Universal Corp.	12,925	690,453
*	USANA Health Sciences, Inc.	4,848	216,221
	Village Super Market, Inc., Class A	5,738	181,780
	Walgreens Boots Alliance, Inc.	11,917	141,455
#	Weis Markets, Inc.	12,183	919,207
#*	Whole Earth Brands, Inc.	18,679	90,967
*	Willamette Valley Vineyards, Inc.	206	807
TOTAL CONSUMER STAPLES			33,889,185
ENERGY — (8.8%)
	Adams Resources & Energy, Inc.	489	13,100
*	Amplify Energy Corp.	15,973	119,957
*	Antero Resources Corp.	104,971	3,046,258
	APA Corp.	41,306	1,288,334
	Archrock, Inc.	38,038	788,528
	Ardmore Shipping Corp.	20,003	433,665
	Berry Corp.	32,889	225,619
*	Bristow Group, Inc.	11,552	438,398
	California Resources Corp.	24,603	1,265,578
	ChampionX Corp.	15,163	519,484
#	Chesapeake Energy Corp.	38,475	2,936,797
	Chord Energy Corp. (CHRD US)	12,378	2,124,808
	Civitas Resources, Inc.	11,238	783,963
*	Clean Energy Fuels Corp.	99,591	283,834
*	CNX Resources Corp.	76,891	2,035,305
#	Comstock Resources, Inc.	73,796	698,848
*	CONSOL Energy, Inc.	11,783	1,176,061
#	Crescent Energy Co., Class A	9,604	117,457
	Delek U.S. Holdings, Inc.	28,103	668,289
	DHT Holdings, Inc.	80,340	943,995
*	DMC Global, Inc.	8,140	109,890
	Dorian LPG Ltd.	19,585	800,243
*	Dril-Quip, Inc.	17,393	301,247
*	DT Midstream, Inc.	30,582	2,304,660
	Epsilon Energy Ltd.	6,821	37,174
#	Evolution Petroleum Corp.	9,410	52,884
*	Expro Group Holdings NV	26,649	618,790
*	Forum Energy Technologies, Inc.	4,078	75,239
	FutureFuel Corp.	22,698	126,882
*	Geospace Technologies Corp.	4,922	45,922
#	Granite Ridge Resources, Inc.	17,868	122,396
*	Green Plains, Inc.	14,161	251,075
*	Gulf Island Fabrication, Inc.	8,360	52,166
*	Gulfport Energy Corp.	1,921	282,790

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
ENERGY — (Continued)
*	Hallador Energy Co.	13,940	$110,962
*	Helix Energy Solutions Group, Inc.	74,063	873,943
#	Helmerich & Payne, Inc.	34,721	1,403,423
	HF Sinclair Corp.	67,266	3,462,181
#*	Independence Contract Drilling, Inc.	257	365
	International Seaways, Inc.	18,014	1,008,784
*	Kosmos Energy Ltd.	46,157	255,248
#	Liberty Energy, Inc.	63,928	1,543,861
#	Magnolia Oil & Gas Corp., Class A	24,455	666,154
#*	Mammoth Energy Services, Inc.	9,096	36,566
	Matador Resources Co.	39,496	2,428,214
	Murphy Oil Corp.	64,924	2,686,555
#*	Nabors Industries Ltd.	2,574	264,684
	NACCO Industries, Inc., Class A	3,182	95,810
*	Natural Gas Services Group, Inc.	5,881	119,737
*	Newpark Resources, Inc.	42,501	351,058
#	Nordic American Tankers Ltd.	96,807	361,090
	Northern Oil & Gas, Inc.	15,996	690,867
	NOV, Inc.	94,514	1,967,782
*	Oil States International, Inc.	34,731	198,661
	Ovintiv, Inc.	37,544	1,743,543
*	Par Pacific Holdings, Inc.	12,866	341,592
	PBF Energy, Inc., Class A	44,627	1,818,550
	Peabody Energy Corp.	49,353	1,096,130
	PHX Minerals, Inc.	15,007	49,223
*	PrimeEnergy Resources Corp.	646	76,306
*	ProPetro Holding Corp.	44,914	430,725
	Range Resources Corp.	47,173	1,473,213
	Ranger Energy Services, Inc.	3,242	42,049
*	REX American Resources Corp.	8,179	415,575
	Riley Exploration Permian, Inc.	5,926	173,573
	RPC, Inc.	72,885	544,451
	SandRidge Energy, Inc.	16,894	229,590
	Scorpio Tankers, Inc.	21,314	1,634,358
*	SEACOR Marine Holdings, Inc.	10,107	140,083
*	Seadrill Ltd.	13,306	731,963
	Select Water Solutions, Inc.	42,441	501,653
	SFL Corp. Ltd.	55,132	652,763
	Sitio Royalties Corp., Class A	1,767	43,027
	SM Energy Co.	40,493	1,870,777
#*	Smart Sand, Inc.	3,473	7,224
	Solaris Oilfield Infrastructure, Inc., Class A	10,686	140,521
*	Southwestern Energy Co.	341,818	2,204,726
*	Talos Energy, Inc.	42,301	500,844
*	Teekay Corp.	34,230	296,774
	Teekay Tankers Ltd., Class A	14,514	949,796
*	TETRA Technologies, Inc.	19,000	70,870
#*	Transocean Ltd.	324,378	1,878,149
*	U.S. Silica Holdings, Inc.	20,997	325,244
#	VAALCO Energy, Inc.	26,286	188,208
*	Vital Energy, Inc.	5,994	261,398
#	Vitesse Energy, Inc.	8,680	225,333
	World Kinect Corp.	30,874	862,311
TOTAL ENERGY			65,536,123
FINANCIALS — (26.1%)
	1st Source Corp.	10,144	644,651
*	Acacia Research Corp.	13,433	71,867
	ACNB Corp.	2,594	107,599

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Affiliated Managers Group, Inc.	1,919	$356,205
	Alerus Financial Corp.	5,609	125,922
	Ally Financial, Inc.	98,111	4,415,976
	Amalgamated Financial Corp.	10,424	331,587
*	Ambac Financial Group, Inc.	22,313	294,308
	Amerant Bancorp, Inc.	11,899	267,609
	Ameris Bancorp	30,578	1,861,894
	AmeriServ Financial, Inc.	6,300	15,813
#	Ames National Corp.	4,229	92,319
	Arrow Financial Corp.	9,060	285,571
*	AssetMark Financial Holdings, Inc.	14,496	500,112
	Associated Banc-Corp.	69,447	1,595,892
	Associated Capital Group, Inc., Class A	738	25,114
	Assured Guaranty Ltd.	28,997	2,388,483
	Atlantic Union Bankshares Corp.	36,253	1,496,886
*	Atlanticus Holdings Corp.	5,243	187,542
	Auburn National BanCorp, Inc.	44	840
	Axis Capital Holdings Ltd.	29,845	2,260,759
*	Axos Financial, Inc.	22,189	1,620,019
#	Banc of California, Inc.	10,356	144,777
	BancFirst Corp.	249	26,750
	Bank of Marin Bancorp	8,173	165,994
	Bank of NT Butterfield & Son Ltd.	8,768	336,165
	Bank OZK	42,165	1,977,117
	BankFinancial Corp.	6,411	75,137
	BankUnited, Inc.	31,634	1,218,542
	Bankwell Financial Group, Inc.	3,646	102,635
	Banner Corp.	15,967	945,566
	Bar Harbor Bankshares	7,076	226,149
	BayCom Corp.	6,236	150,225
	BCB Bancorp, Inc.	8,990	113,993
	Berkshire Hills Bancorp, Inc.	22,664	625,526
*	Blue Foundry Bancorp	10,401	117,427
*	Blue Ridge Bankshares, Inc.	2,036	5,660
*	BM Technologies, Inc.	2,712	7,377
	BOK Financial Corp.	20,617	2,120,252
	Bread Financial Holdings, Inc.	19,436	1,060,817
*	Bridgewater Bancshares, Inc.	8,639	119,305
*	Brighthouse Financial, Inc.	25,341	1,263,756
#	Brookfield Asset Management Ltd., Class A	3,662	159,773
	Brookline Bancorp, Inc.	41,172	431,894
	Burke & Herbert Financial Services Corp.	2,550	172,635
	Business First Bancshares, Inc.	8,569	217,824
	Byline Bancorp, Inc.	15,732	441,283
	C&F Financial Corp.	1,703	101,329
	Cadence Bank	61,088	2,007,963
*	California BanCorp	616	15,455
	Camden National Corp.	7,436	309,932
	Capital Bancorp, Inc.	2,951	75,221
	Capital City Bank Group, Inc.	8,430	299,265
	Capitol Federal Financial, Inc.	66,433	419,857
*	Carter Bankshares, Inc.	9,177	149,493
	Cathay General Bancorp	28,379	1,257,757
	Central Pacific Financial Corp.	13,002	339,222
	Chemung Financial Corp.	1,723	84,013
	Citizens & Northern Corp.	7,327	148,372
	Citizens Community Bancorp, Inc.	2,054	26,579
	Civista Bancshares, Inc.	7,147	128,289
	CNB Financial Corp.	10,280	263,785

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	CNO Financial Group, Inc.	28,926	$1,008,360
*	Coastal Financial Corp.	1,888	99,498
	Colony Bankcorp, Inc.	7,665	119,037
	Columbia Banking System, Inc.	2,834	74,137
#*	Columbia Financial, Inc.	12,433	223,918
	Comerica, Inc.	42,020	2,303,116
	Community Financial System, Inc.	14,191	875,301
	Community Trust Bancorp, Inc.	9,389	476,210
	Community West Bancshares	5,434	112,701
	ConnectOne Bancorp, Inc.	19,709	477,352
*	Consumer Portfolio Services, Inc.	9,697	91,734
*	CrossFirst Bankshares, Inc.	19,184	355,671
*	Customers Bancorp, Inc.	16,446	1,060,438
	CVB Financial Corp.	36,821	701,808
	Dime Community Bancshares, Inc.	16,451	415,881
	Donegal Group, Inc. (DGICA US), Class A	12,902	190,046
	Donegal Group, Inc. (DGICB US), Class B	592	7,785
	Eagle Bancorp Montana, Inc.	600	8,742
	Eagle Bancorp, Inc.	14,291	307,542
	East West Bancorp, Inc.	1,870	164,354
	Eastern Bankshares, Inc.	43,999	732,143
*	eHealth, Inc.	13,788	73,214
	Employers Holdings, Inc.	12,740	611,647
	Enact Holdings, Inc.	11,269	383,484
*	Encore Capital Group, Inc.	11,918	602,455
*	Enova International, Inc.	15,341	1,326,536
*	Enstar Group Ltd.	5,731	1,859,136
	Enterprise Bancorp, Inc.	3,156	93,260
	Enterprise Financial Services Corp.	14,118	746,419
	Equity Bancshares, Inc., Class A	8,360	338,580
	Esquire Financial Holdings, Inc.	387	23,866
	ESSA Bancorp, Inc.	1,308	25,101
	Essent Group Ltd.	35,381	2,223,342
	Evans Bancorp, Inc.	2,228	77,735
#*	EZCORP, Inc., Class A	26,696	278,172
	F&G Annuities & Life, Inc.	1,825	78,712
#	Farmers & Merchants Bancorp, Inc.	1,289	35,486
	Farmers National Banc Corp.	13,132	204,991
	FB Financial Corp.	15,963	745,312
	Federal Agricultural Mortgage Corp. (AGM US), Class C	3,089	637,014
	Financial Institutions, Inc.	8,034	211,455
	First American Financial Corp.	29,888	1,810,615
	First BanCorp	49,346	1,058,472
	First Bancorp, Inc.	4,291	120,792
	First Bancorp/Southern Pines NC	16,179	676,282
	First Bancshares, Inc.	9,894	329,668
	First Bank	6,874	106,135
	First Busey Corp.	23,908	656,036
	First Business Financial Services, Inc.	3,548	163,279
	First Commonwealth Financial Corp.	44,620	806,730
	First Community Bankshares, Inc.	8,793	393,751
	First Financial Bancorp	40,714	1,113,935
	First Financial Corp.	4,232	190,271
	First Financial Northwest, Inc.	2,949	63,433
#	First Foundation, Inc.	26,477	185,339
	First Hawaiian, Inc.	43,460	1,088,238
	First Horizon Corp.	158,182	2,646,385
	First Internet Bancorp	4,583	169,846
	First Interstate BancSystem, Inc., Class A	32,910	1,038,969

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	First Merchants Corp.	24,216	$977,116
	First Mid Bancshares, Inc.	7,039	270,227
	First Northwest Bancorp	2,324	23,728
	First of Long Island Corp.	12,576	164,997
	First United Corp.	3,032	85,290
*	First Western Financial, Inc.	3,514	63,744
	Five Star Bancorp	776	22,814
	Flushing Financial Corp.	15,758	232,115
	FNB Corp.	130,724	2,005,306
	FS Bancorp, Inc.	3,495	153,885
	Fulton Financial Corp.	72,404	1,402,465
*	Fundamental Global, Inc.	3,604	3,712
*	FVCBankcorp, Inc.	2,378	30,153
*	Genworth Financial, Inc., Class A	185,420	1,255,293
#	German American Bancorp, Inc.	6,547	257,559
	Glacier Bancorp, Inc.	3,494	156,217
	Globe Life, Inc.	5,532	513,038
#*	GoHealth, Inc., Class A	897	11,769
	Great Southern Bancorp, Inc.	6,383	399,640
*	Green Dot Corp., Class A	25,181	240,730
*	Greenlight Capital Re Ltd., Class A	15,670	216,246
	Guaranty Bancshares, Inc.	3,726	128,659
	Hancock Whitney Corp.	32,688	1,789,014
	Hanmi Financial Corp.	13,939	284,356
	HarborOne Bancorp, Inc.	24,706	329,825
	HBT Financial, Inc.	1,424	32,752
	Heartland Financial USA, Inc.	14,610	796,537
	Heritage Commerce Corp.	32,102	332,256
	Heritage Financial Corp.	17,265	400,030
*	Heritage Insurance Holdings, Inc.	11,019	88,042
	Hilltop Holdings, Inc.	21,057	694,670
	Hingham Institution For Savings The	766	190,497
#*	Hippo Holdings, Inc.	2,014	35,728
	HMN Financial, Inc.	750	19,838
	Home Bancorp, Inc.	3,022	133,331
	Home BancShares, Inc.	55,980	1,585,913
	HomeStreet, Inc.	8,369	120,514
	HomeTrust Bancshares, Inc.	4,946	175,435
	Hope Bancorp, Inc.	58,464	769,386
	Horace Mann Educators Corp.	18,738	647,773
	Horizon Bancorp, Inc.	21,774	347,731
	Independent Bank Corp. (IBCP US)	10,136	351,618
	Independent Bank Corp. (INDB US)	12,474	800,207
	Independent Bank Group, Inc.	20,152	1,190,177
	International Bancshares Corp.	21,234	1,432,021
	Invesco Ltd.	144,954	2,501,906
	Investar Holding Corp.	3,252	60,162
	Investors Title Co.	618	131,535
	Jackson Financial, Inc., Class A	30,536	2,689,000
	James River Group Holdings Ltd.	15,764	136,201
	Janus Henderson Group PLC	53,557	1,993,927
	Jefferies Financial Group, Inc.	53,150	3,107,680
	Kearny Financial Corp.	35,145	253,044
	Kemper Corp.	17,223	1,103,305
	Kentucky First Federal Bancorp	120	420
*	Kingstone Cos., Inc.	2,182	15,405
	Landmark Bancorp, Inc.	271	5,406
	LCNB Corp.	3,243	49,585
*	LendingClub Corp.	43,067	538,768

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Live Oak Bancshares, Inc.	10,355	$467,425
	Macatawa Bank Corp.	16,642	246,634
*	Maiden Holdings Ltd.	19,322	40,769
	MainStreet Bancshares, Inc.	762	13,609
	Mercantile Bank Corp.	7,428	359,218
	Merchants Bancorp	8,083	363,735
	Mercury General Corp.	17,002	1,017,910
	Meridian Corp.	1,485	17,300
#	Metrocity Bankshares, Inc.	3,163	99,982
*	Metropolitan Bank Holding Corp.	5,298	279,364
	MGIC Investment Corp.	91,916	2,283,193
	Mid Penn Bancorp, Inc.	6,058	179,620
	Midland States Bancorp, Inc.	11,082	263,087
	MidWestOne Financial Group, Inc.	6,060	177,619
*	Mr. Cooper Group, Inc.	17,011	1,528,949
	MVB Financial Corp.	5,467	125,577
	National Bank Holdings Corp., Class A	12,396	519,144
	National Bankshares, Inc.	1,859	59,079
	Navient Corp.	63,677	1,044,940
	NBT Bancorp, Inc.	15,877	778,291
*	NCR Atleos Corp.	18,927	608,503
	Nelnet, Inc., Class A	12,721	1,433,784
#	New York Community Bancorp, Inc.	2,136	22,471
*	NI Holdings, Inc.	966	15,862
#*	Nicholas Financial, Inc.	1,554	9,883
#	Nicolet Bankshares, Inc.	4,982	500,990
*	NMI Holdings, Inc., Class A	31,403	1,235,708
	Northeast Bank	3,766	273,638
	Northeast Community Bancorp, Inc.	1,848	42,097
	Northfield Bancorp, Inc.	24,687	308,834
	Northrim BanCorp, Inc.	2,573	175,993
	Northwest Bancshares, Inc.	57,327	804,871
	Norwood Financial Corp.	1,470	43,336
	Oak Valley Bancorp	1,580	44,983
	OceanFirst Financial Corp.	27,946	507,779
	OFG Bancorp	21,588	980,527
	Ohio Valley Banc Corp.	197	4,738
	Old National Bancorp	107,748	2,157,115
	Old Republic International Corp.	89,344	3,093,089
	Old Second Bancorp, Inc.	13,983	236,592
	OneMain Holdings, Inc.	31,505	1,646,451
*	Onity Group, Inc.	3,882	113,471
	OP Bancorp	3,042	37,934
*	Oportun Financial Corp.	14,967	45,949
	Oppenheimer Holdings, Inc., Class A	5,326	273,863
	Origin Bancorp, Inc.	9,162	314,806
	Orrstown Financial Services, Inc.	6,872	241,620
*	Oscar Health, Inc., Class A	24,776	438,040
	Pacific Premier Bancorp, Inc.	38,632	1,045,382
	Park National Corp.	4,729	836,844
	Parke Bancorp, Inc.	4,963	97,076
	Pathward Financial, Inc.	8,745	590,637
*	Patriot National Bancorp, Inc.	60	99
#*	Paysafe Ltd.	15,843	332,545
#	PCB Bancorp	7,178	138,320
	Peapack-Gladstone Financial Corp.	9,837	277,994
	Penns Woods Bancorp, Inc.	2,395	57,049
	PennyMac Financial Services, Inc.	16,426	1,611,719
	Peoples Bancorp of North Carolina, Inc.	1,400	44,492

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
	Peoples Bancorp, Inc.	18,851	$627,173
	Peoples Financial Services Corp.	1,444	71,723
	Pinnacle Financial Partners, Inc.	24,177	2,328,729
*	Ponce Financial Group, Inc.	12,572	124,463
	Popular, Inc.	23,390	2,400,516
*	PRA Group, Inc.	22,009	586,540
	Preferred Bank	4,319	371,693
	Premier Financial Corp.	17,150	434,581
	Primis Financial Corp.	13,753	181,540
*	ProAssurance Corp.	17,306	226,709
	Prosperity Bancshares, Inc.	31,023	2,249,788
	Provident Financial Holdings, Inc.	3,183	42,334
	Provident Financial Services, Inc.	50,935	944,335
	QCR Holdings, Inc.	8,225	628,719
	Radian Group, Inc.	26,033	965,824
	RBB Bancorp	7,237	166,958
	Red River Bancshares, Inc.	581	32,373
	Regional Management Corp.	4,935	161,374
	RenaissanceRe Holdings Ltd.	777	180,194
	Renasant Corp.	25,484	876,395
#*	Repay Holdings Corp.	26,710	256,950
	Republic Bancorp, Inc., Class A	6,976	457,765
	Riverview Bancorp, Inc.	6,235	28,806
	S&T Bancorp, Inc.	17,467	775,185
	Safety Insurance Group, Inc.	5,028	430,145
	Sandy Spring Bancorp, Inc.	19,577	599,644
	Seacoast Banking Corp. of Florida	16,389	456,270
*	Security National Financial Corp., Class A	3,108	25,641
*	Selectquote, Inc.	6,942	28,393
	Shore Bancshares, Inc.	10,194	148,017
	Sierra Bancorp	7,598	221,026
	Simmons First National Corp., Class A	47,374	1,019,962
*	SiriusPoint Ltd.	81,495	1,171,083
	SmartFinancial, Inc.	5,993	169,842
#*	SoFi Technologies, Inc.	45,953	346,486
	South Plains Financial, Inc.	4,115	133,491
*	Southern First Bancshares, Inc.	3,517	121,688
	Southern Missouri Bancorp, Inc.	3,174	181,553
	Southern States Bancshares, Inc.	883	28,892
#	Southside Bancshares, Inc.	9,563	334,609
	SouthState Corp.	25,339	2,507,801
	Stellar Bancorp, Inc.	8,222	225,283
*	Sterling Bancorp, Inc.	2,736	15,924
#	Stewart Information Services Corp.	9,563	676,104
	Stifel Financial Corp.	7,196	638,069
#	Stock Yards Bancorp, Inc.	1,633	101,605
*	StoneX Group, Inc.	10,209	850,818
	Synovus Financial Corp.	45,271	2,116,419
	Territorial Bancorp, Inc.	4,375	43,925
*	Texas Capital Bancshares, Inc.	23,119	1,528,166
	TFS Financial Corp.	3,540	48,002
*	Third Coast Bancshares, Inc.	2,516	58,799
	Timberland Bancorp, Inc.	4,397	134,328
	Tiptree, Inc.	18,356	362,531
	Tompkins Financial Corp.	3,937	247,795
	Towne Bank	29,337	975,162
	TriCo Bancshares	10,861	505,362
	TrustCo Bank Corp.	9,640	343,280
	Trustmark Corp.	24,675	856,963

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
FINANCIALS — (Continued)
#	UMB Financial Corp.	10,611	$1,082,534
*»	Unico American Corp.	1,400	49
	United Bancshares, Inc.	406	7,856
	United Bankshares, Inc.	49,526	1,928,047
	United Community Banks, Inc.	41,127	1,272,881
	United Fire Group, Inc.	12,671	283,957
	United Security Bancshares	4,425	35,710
	Unity Bancorp, Inc.	3,541	122,589
	Universal Insurance Holdings, Inc.	16,523	327,321
	Univest Financial Corp.	14,672	405,681
	Unum Group	64,401	3,704,990
	Valley National Bancorp	175,044	1,470,370
*	Velocity Financial, Inc.	690	13,062
	Veritex Holdings, Inc.	17,844	447,349
	Virginia National Bankshares Corp.	967	37,790
	Virtus Investment Partners, Inc.	1,823	411,998
	WaFd, Inc.	37,046	1,318,467
	Walker & Dunlop, Inc.	8,087	864,500
	Washington Trust Bancorp, Inc.	6,952	222,534
	Waterstone Financial, Inc.	11,818	176,325
	Webster Financial Corp.	47,089	2,336,556
	WesBanco, Inc.	26,651	849,634
#	West BanCorp, Inc.	6,230	129,210
	Westamerica BanCorp	3,243	174,992
	Western Alliance Bancorp	19,557	1,573,556
	Western New England Bancorp, Inc.	12,440	103,003
	Westwood Holdings Group, Inc.	1,679	22,285
	White Mountains Insurance Group Ltd.	798	1,425,228
	Wintrust Financial Corp.	20,651	2,234,438
*	World Acceptance Corp.	1,644	200,765
	WSFS Financial Corp.	25,747	1,454,448
	Zions Bancorp NA	47,371	2,447,660
TOTAL FINANCIALS			193,918,703
HEALTH CARE — (5.7%)
#*	23andMe Holding Co., Class A	11,495	4,598
#*	2seventy bio, Inc.	1,113	5,253
*	Aadi Bioscience, Inc.	4,944	7,663
*	Acadia Healthcare Co., Inc.	12,473	808,874
*	Accolade, Inc.	15,790	64,739
#*	Acumen Pharmaceuticals, Inc.	9,637	31,802
*	AdaptHealth Corp.	23,682	269,028
*	Addus HomeCare Corp.	8,446	1,025,007
*	Adicet Bio, Inc.	5,272	7,961
*	Adverum Biotechnologies, Inc.	1,385	10,277
*	Allakos, Inc.	12,485	11,236
#*	Allogene Therapeutics, Inc.	39,075	114,880
*	Amedisys, Inc.	9,245	906,472
*	American Shared Hospital Services	400	1,244
#*	American Well Corp., Class A	2,310	18,503
*	AMN Healthcare Services, Inc.	2,093	141,529
#*	Amneal Pharmaceuticals, Inc.	10,904	79,926
*	AngioDynamics, Inc.	20,441	160,257
*	ANI Pharmaceuticals, Inc.	3,687	242,310
*	Anika Therapeutics, Inc.	8,087	220,371
#*	Artivion, Inc.	8,480	230,232
*	Atea Pharmaceuticals, Inc.	18,106	69,165
#*	Athira Pharma, Inc.	15,597	49,754
	Atrion Corp.	109	49,955

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
#*	aTyr Pharma, Inc.	18,213	$36,062
*	Avanos Medical, Inc.	24,422	584,174
#*	Azenta, Inc.	17,040	1,061,422
#*	BioAtla, Inc.	13,201	23,894
*	Bio-Rad Laboratories, Inc., Class A	5,702	1,929,329
#*	Bluebird Bio, Inc.	3,684	4,273
#*	Caribou Biosciences, Inc.	48,837	113,302
*	Castle Biosciences, Inc.	7,813	188,528
*	Catalent, Inc.	10,533	625,028
#*	Century Therapeutics, Inc.	3,631	8,097
*	Certara, Inc.	29,906	466,833
*	Community Health Systems, Inc.	581	3,056
	CONMED Corp.	2,913	201,114
*	Cross Country Healthcare, Inc.	12,302	224,388
#*	CryoPort, Inc.	8,395	77,486
*	Cullinan Therapeutics, Inc.	12,996	251,473
*	Cumberland Pharmaceuticals, Inc.	4,400	6,292
#*††	Curative Health Services, Inc.	1,058	0
*	Cytek Biosciences, Inc.	1,912	12,830
#*	Definitive Healthcare Corp.	26,830	104,637
#	Dentsply Sirona, Inc.	6,926	187,972
#*	Design Therapeutics, Inc.	4,821	24,587
#*	Dynavax Technologies Corp.	8,237	92,172
#*	Editas Medicine, Inc.	23,099	124,966
*	Elanco Animal Health, Inc.	148,661	1,938,539
#*	Eledon Pharmaceuticals, Inc.	500	1,470
*	Emergent BioSolutions, Inc.	17,892	227,407
*	Enhabit, Inc.	23,282	238,408
*	Enovis Corp.	22,695	1,081,190
*	Envista Holdings Corp.	60,518	1,033,042
*	Erasca, Inc.	18,802	59,226
*	Evolent Health, Inc., Class A	6,079	141,762
#*	Fate Therapeutics, Inc.	26,352	140,456
*	FONAR Corp.	2,833	52,354
*	Fulcrum Therapeutics, Inc.	20,844	193,432
#*	Fulgent Genetics, Inc.	13,562	324,539
*	GeneDx Holdings Corp.	262	8,573
#*	Generation Bio Co.	19,761	66,002
*	Globus Medical, Inc., Class A	191	13,744
*	Harvard Bioscience, Inc.	11,180	35,776
*	Health Catalyst, Inc.	21,003	154,792
	HealthStream, Inc.	13,268	394,192
*	Hepion Pharmaceuticals, Inc.	688	530
*	ICU Medical, Inc.	2,210	280,626
#*	Innoviva, Inc.	34,028	641,088
#*	Inogen, Inc.	11,934	110,389
*	Integer Holdings Corp.	11,018	1,308,498
*	Integra LifeSciences Holdings Corp.	13,046	323,671
*	Invivyd, Inc.	12,926	16,157
*	iTeos Therapeutics, Inc.	12,153	213,771
*	Jazz Pharmaceuticals PLC	10,887	1,200,292
*	Kewaunee Scientific Corp.	637	35,430
††	Kinnate Biopharma, Inc.	1,216	57
*	Kodiak Sciences, Inc.	15,660	45,571
*	Lantern Pharma, Inc.	1,052	4,418
#*	Leap Therapeutics, Inc.	4,826	10,328
*	LENSAR, Inc.	3,093	15,434
#*	LifeStance Health Group, Inc.	2,779	15,312
#*	Ligand Pharmaceuticals, Inc.	5,791	631,161

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	LivaNova PLC	6,267	$309,590
#*	MaxCyte, Inc.	14,816	71,117
	Mesa Laboratories, Inc.	3,006	344,247
#*	Monte Rosa Therapeutics, Inc.	7,641	34,537
	National HealthCare Corp.	7,777	1,058,916
*	Nektar Therapeutics	50,263	67,352
#*	Neogen Corp.	20,084	342,031
*	NeoGenomics, Inc.	8,478	150,315
*	NextCure, Inc.	5,954	9,645
#*	Nuvation Bio, Inc.	47,154	180,600
*»	OmniAb, Inc. (2200963D US)	521	0
*»	OmniAb, Inc. (2200964D US)	521	0
*	OmniAb, Inc. (OABI UQ)	36,790	176,224
*	Omnicell, Inc.	933	27,253
#*	OPKO Health, Inc.	44,822	63,647
#*	OptimizeRx Corp.	6,330	69,060
*	OraSure Technologies, Inc.	37,582	168,367
#*	Organogenesis Holdings, Inc.	33,644	101,605
*	ORIC Pharmaceuticals, Inc.	4,727	52,942
*	Orthofix Medical, Inc.	18,227	293,090
#*	OrthoPediatrics Corp.	7,320	225,310
*	Owens & Minor, Inc.	33,604	551,778
#*	Pacific Biosciences of California, Inc.	16,497	33,984
#*	Pacira BioSciences, Inc.	20,239	417,935
#	Patterson Cos., Inc.	32,895	830,599
#*††	PDL BioPharma, Inc.	35,325	42,390
*	Pediatrix Medical Group, Inc.	34,933	291,341
#*	Performant Financial Corp.	1,580	5,862
	Perrigo Co. PLC	51,654	1,460,259
#*	Personalis, Inc.	3,904	13,469
#*	PetIQ, Inc.	11,668	255,296
	Phibro Animal Health Corp., Class A	6,200	117,056
#*	Pliant Therapeutics, Inc.	16,500	236,115
*	PMV Pharmaceuticals, Inc.	2,108	3,499
#	Premier, Inc., Class A	42,526	892,195
*	Prestige Consumer Healthcare, Inc.	13,772	975,195
#*	ProPhase Labs, Inc.	2,170	6,640
*	Puma Biotechnology, Inc.	534	1,914
*	Pyxis Oncology, Inc.	6,181	24,230
*	Quanterix Corp.	12,723	187,791
*	QuidelOrtho Corp.	11,007	432,465
#*	Quipt Home Medical Corp.	4,730	18,258
#*	RAPT Therapeutics, Inc.	6,900	21,666
*	REGENXBIO, Inc.	15,776	224,808
*	Relay Therapeutics, Inc.	13,050	107,271
*	Replimune Group, Inc.	927	9,270
#*	ReWalk Robotics Ltd.	863	3,953
*	Sage Therapeutics, Inc.	10,534	115,347
#*	SCYNEXIS, Inc.	4,780	10,181
#*	Seer, Inc.	10,650	21,087
	Select Medical Holdings Corp.	16,407	652,342
*	Semler Scientific, Inc.	1,975	65,471
#*	Sensus Healthcare, Inc.	3,464	22,066
*	Shattuck Labs, Inc.	2,625	10,448
*	Supernus Pharmaceuticals, Inc.	19,089	569,234
#*	Surgery Partners, Inc.	26,790	813,344
*	Tactile Systems Technology, Inc.	6,628	84,640
#*	Teladoc Health, Inc.	71,108	670,548
*	Tenaya Therapeutics, Inc.	3,554	12,439

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
HEALTH CARE — (Continued)
*	Terns Pharmaceuticals, Inc.	5,011	$38,835
#*	TruBridge, Inc.	7,830	87,853
	Universal Health Services, Inc., Class B	2,025	432,864
	Utah Medical Products, Inc.	763	53,105
*	Vanda Pharmaceuticals, Inc.	28,944	169,033
*	Varex Imaging Corp.	20,759	307,026
*	Veracyte, Inc.	29,918	718,032
#*	Verve Therapeutics, Inc.	10,185	71,295
	Viatris, Inc.	319,691	3,855,473
#*	Vir Biotechnology, Inc.	16,818	170,871
*	Voyager Therapeutics, Inc.	11,257	103,452
*	Werewolf Therapeutics, Inc.	2,854	6,422
*	Xencor, Inc.	845	17,255
*	Zimvie, Inc.	4,242	89,676
*	Zymeworks, Inc.	16,888	176,648
TOTAL HEALTH CARE			42,096,662
INDUSTRIALS — (15.4%)
#*	3D Systems Corp.	31,609	115,373
*	AAR Corp.	13,656	882,178
	ABM Industries, Inc.	26,971	1,498,509
	ACCO Brands Corp.	54,152	276,717
	Acme United Corp.	700	31,605
#*	AerSale Corp.	9,416	63,464
	AGCO Corp.	22,216	2,097,635
	Air Lease Corp.	43,419	2,154,451
*	Air Transport Services Group, Inc.	34,894	563,189
	Alamo Group, Inc.	5,943	1,145,335
*	Alaska Air Group, Inc.	45,930	1,723,753
	Albany International Corp., Class A	4,000	374,320
*	Alight, Inc., Class A	102,830	778,423
	Allegiant Travel Co.	7,378	413,684
	Allient, Inc.	8,173	236,527
#	Alta Equipment Group, Inc.	6,128	64,344
#*	Ameresco, Inc., Class A	4,731	149,358
*	American Woodmark Corp.	8,455	863,678
	Apogee Enterprises, Inc.	11,346	778,789
	ARC Document Solutions, Inc.	18,500	56,425
	ArcBest Corp.	11,965	1,508,188
	Arcosa, Inc.	14,364	1,334,559
	Argan, Inc.	6,879	542,959
	Astec Industries, Inc.	11,802	414,132
*	Astronics Corp. (ATRO US)	12,241	281,910
*	Astronics Corp. (ATROB US), Class B	385	8,959
#*	Asure Software, Inc.	6,935	71,431
	AZZ, Inc.	8,147	651,434
	Barnes Group, Inc.	19,674	793,649
#	BGSF, Inc.	3,300	28,314
#*	Blade Air Mobility, Inc.	19,145	63,179
*	BlueLinx Holdings, Inc.	4,368	526,737
	Boise Cascade Co.	15,348	2,180,797
	Brady Corp., Class A	9,327	667,906
*	BrightView Holdings, Inc.	33,719	485,216
*	Broadwind, Inc.	4,795	15,632
*	CACI International, Inc., Class A	2,518	1,162,007
*	Cadeler AS (CDLR US), ADR	4,159	108,300
	Civeo Corp.	5,078	138,122
#*	Clarivate PLC	147,528	994,339
	CNH Industrial NV	42,771	455,511

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
	Columbus McKinnon Corp.	12,840	$489,974
*	Commercial Vehicle Group, Inc.	16,836	91,756
	CompX International, Inc.	200	5,128
#	Concentrix Corp.	8,816	621,528
*	Concrete Pumping Holdings, Inc.	16,384	109,281
*	Conduent, Inc.	109,577	447,074
#	Copa Holdings SA, Class A	5,121	454,489
#††	Costa Communications, Inc.	574	402
	Costamare, Inc.	50,905	754,412
	Covenant Logistics Group, Inc.	3,899	218,149
*»	CPI Aerostructures, Inc.	1,158	2,837
*	Custom Truck One Source, Inc.	19,301	96,698
	Deluxe Corp.	21,157	515,808
*	Distribution Solutions Group, Inc.	4,434	149,647
*	DLH Holdings Corp.	5,758	66,620
*	DNOW, Inc.	55,004	844,861
	Douglas Dynamics, Inc.	1,915	55,363
*	Ducommun, Inc.	5,634	361,534
#	Dun & Bradstreet Holdings, Inc.	114,984	1,251,026
#*	DXP Enterprises, Inc.	9,300	509,268
	Eastern Co.	2,426	71,421
	EnerSys	8,242	906,043
	Ennis, Inc.	13,134	313,115
	Enpro, Inc.	7,374	1,260,512
*	Enviri Corp.	40,316	476,535
	ESCO Technologies, Inc.	8,578	1,054,751
	First Advantage Corp.	9,115	156,960
*	Forrester Research, Inc.	5,429	109,612
#	FTAI Infrastructure, Inc.	5,050	52,066
#*	FuelCell Energy, Inc.	55,203	27,955
*	Gates Industrial Corp. PLC	99,474	1,849,222
	GATX Corp.	8,019	1,118,650
	Genco Shipping & Trading Ltd.	21,155	410,619
*	Gencor Industries, Inc.	1,822	44,876
	Genpact Ltd.	25,232	874,793
*	Gibraltar Industries, Inc.	10,762	799,294
*	GMS, Inc.	12,773	1,229,146
	Gorman-Rupp Co.	8,971	370,592
*	Graham Corp.	3,427	112,303
#	Granite Construction, Inc.	19,800	1,355,508
*	Great Lakes Dredge & Dock Corp.	29,793	280,948
#	Greenbrier Cos., Inc.	15,471	789,176
*	Hawaiian Holdings, Inc.	18,138	231,985
*	Hayward Holdings, Inc.	19,079	282,178
*	Healthcare Services Group, Inc.	13,266	151,630
	Heartland Express, Inc.	25,819	334,872
	Heidrick & Struggles International, Inc.	10,174	408,384
	Helios Technologies, Inc.	7,247	333,000
	Herc Holdings, Inc.	3,020	470,637
#*	Hertz Global Holdings, Inc.	27,716	113,081
	Hillenbrand, Inc.	10,948	484,230
*	Hillman Solutions Corp.	16,057	162,979
	HNI Corp.	9,143	502,408
	Hub Group, Inc., Class A	22,742	1,063,643
*	Hudson Global, Inc.	786	14,297
*	Hudson Technologies, Inc.	11,763	100,691
	Hurco Cos., Inc.	3,130	53,836
*	Huron Consulting Group, Inc.	1,283	141,143
	Hyster-Yale, Inc.	3,227	263,775

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	IBEX Holdings Ltd.	5,221	$91,054
	ICF International, Inc.	6,316	929,084
*	IES Holdings, Inc.	5,507	847,913
	Insteel Industries, Inc.	9,840	337,020
	Interface, Inc.	17,456	301,640
#*	JELD-WEN Holding, Inc.	30,555	509,963
#*	JetBlue Airways Corp.	122,902	787,802
	John Bean Technologies Corp.	1,844	181,413
	Kelly Services, Inc., Class A	16,207	381,351
#	Kennametal, Inc.	30,648	801,139
*	Kirby Corp.	16,061	1,973,576
	Knight-Swift Transportation Holdings, Inc.	55,945	3,045,086
	Korn Ferry	18,463	1,361,092
*	Kratos Defense & Security Solutions, Inc.	26,825	604,635
*	L B Foster Co., Class A	4,474	107,421
	LSI Industries, Inc.	11,991	204,566
	Luxfer Holdings PLC	7,502	97,076
*	Manitex International, Inc.	9,200	46,828
*	Manitowoc Co., Inc.	17,506	221,276
	ManpowerGroup, Inc.	13,213	1,011,852
	Marten Transport Ltd.	28,726	540,336
*	Masterbrand, Inc.	31,065	560,723
*	Matrix Service Co.	13,736	139,008
	Matson, Inc.	12,223	1,622,114
	Matthews International Corp., Class A	14,210	411,379
*	Mayville Engineering Co., Inc.	8,460	161,671
	McGrath RentCorp	5,993	658,211
	MDU Resources Group, Inc.	63,528	1,711,444
*	Mercury Systems, Inc.	18,087	642,993
	Miller Industries, Inc.	6,010	408,319
	MillerKnoll, Inc.	19,196	595,460
*	Mistras Group, Inc.	13,168	131,680
*	MRC Global, Inc.	30,098	435,819
	Mueller Industries, Inc.	26,533	1,882,251
	National Presto Industries, Inc.	3,595	274,910
	NL Industries, Inc.	7,073	45,196
#*	NN, Inc.	17,672	69,274
*	Northwest Pipe Co.	5,166	197,083
*	NV5 Global, Inc.	3,459	356,761
*	OPENLANE, Inc.	45,225	808,623
*	Orion Group Holdings, Inc.	13,009	106,804
	Oshkosh Corp.	5,945	645,924
*	PAM Transportation Services, Inc.	6,995	142,628
	Pangaea Logistics Solutions Ltd.	10,678	77,522
	Park Aerospace Corp.	11,499	154,202
	Park-Ohio Holdings Corp.	6,400	199,808
*	Paycor HCM, Inc.	11,034	136,932
*	Perma-Pipe International Holdings, Inc.	1,500	14,235
*	Pioneer Power Solutions, Inc.	2,120	10,155
#*	Planet Labs PBC	4,392	11,156
	Powell Industries, Inc.	5,961	1,094,618
	Preformed Line Products Co.	2,517	347,019
	Primoris Services Corp.	23,891	1,349,125
*	Proto Labs, Inc.	11,386	396,461
	Quad/Graphics, Inc.	18,082	82,635
	Quanex Building Products Corp.	13,959	466,231
#*	Quest Resource Holding Corp.	4,130	34,857
*	Radiant Logistics, Inc.	25,143	156,389
	Regal Rexnord Corp.	16,873	2,711,154

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INDUSTRIALS — (Continued)
*	Resideo Technologies, Inc.	50,651	$1,150,791
	Resources Connection, Inc.	15,403	183,758
	REV Group, Inc.	27,879	813,509
	Rush Enterprises, Inc. (RUSHA US), Class A	26,791	1,366,609
	Rush Enterprises, Inc. (RUSHB US), Class B	4,596	217,299
	Ryder System, Inc.	13,469	1,887,815
#	Schneider National, Inc., Class B	26,414	710,801
	Sensata Technologies Holding PLC	29,101	1,134,648
	Shyft Group, Inc.	4,153	69,646
*	SIFCO Industries, Inc.	659	2,208
*	SkyWest, Inc.	21,155	1,691,131
#	Spirit Airlines, Inc.	43,901	132,142
	Standex International Corp.	2,335	436,178
	Stanley Black & Decker, Inc.	11,419	1,206,075
	Steelcase, Inc., Class A	35,458	513,786
*	Stericycle, Inc.	188	11,007
*	Sterling Infrastructure, Inc.	8,473	985,918
*	Stratasys Ltd.	9,484	81,183
#*	Sun Country Airlines Holdings, Inc.	15,586	204,177
#*	Sunrun, Inc.	41,089	720,290
#*	TaskUS, Inc., Class A	1,439	23,758
#*	Taylor Devices, Inc.	632	32,460
	Terex Corp.	18,390	1,163,351
*	Thermon Group Holdings, Inc.	15,823	519,153
	Timken Co.	10,384	902,889
*	Titan International, Inc.	25,221	214,883
*	Titan Machinery, Inc.	11,375	202,816
	Trinity Industries, Inc.	38,005	1,256,445
*	TrueBlue, Inc.	17,100	204,345
	TTEC Holdings, Inc.	4,362	34,809
*	Tutor Perini Corp.	26,998	671,980
	Twin Disc, Inc.	5,122	73,859
	UFP Industries, Inc.	19,080	2,517,224
*	Ultralife Corp.	7,629	91,395
	UniFirst Corp.	4,908	954,802
	Universal Logistics Holdings, Inc.	8,276	356,116
*	V2X, Inc.	4,611	240,371
	Vestis Corp.	15,295	198,376
*	Vicor Corp.	1,718	72,345
#	Virco Mfg. Corp.	6,012	105,811
*	VirTra, Inc.	2,134	18,715
#	VSE Corp.	6,543	582,262
	Wabash National Corp.	16,000	343,840
#	Werner Enterprises, Inc.	22,424	878,797
	WESCO International, Inc.	16,755	2,931,287
*	Willdan Group, Inc.	2,425	82,159
	Willis Lease Finance Corp.	2,750	237,270
TOTAL INDUSTRIALS			114,587,145
INFORMATION TECHNOLOGY — (6.8%)
*	8x8, Inc.	21,535	66,328
#*	908 Devices, Inc.	10,663	60,672
*	Airgain, Inc.	2,500	18,700
*	Alpha & Omega Semiconductor Ltd.	13,931	576,743
	American Software, Inc., Class A	3,643	39,854
	Amkor Technology, Inc.	84,163	2,748,764
*	Amtech Systems, Inc.	6,555	37,626
*	Applied Optoelectronics, Inc.	2,820	26,931
*	Arrow Electronics, Inc.	28,545	3,530,731

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	ASGN, Inc.	3,200	$302,944
#*	Aspen Technology, Inc.	5,839	1,097,440
*	AstroNova, Inc.	1,475	23,335
*	Aviat Networks, Inc.	3,661	113,491
	Avnet, Inc.	48,735	2,619,994
*	Aware, Inc.	4,272	8,928
*	AXT, Inc.	8,466	30,816
	Bel Fuse, Inc. (BELFB US), Class B	5,259	390,586
	Belden, Inc.	8,087	749,584
	Benchmark Electronics, Inc.	18,233	872,814
*	Brightcove, Inc.	10,373	24,688
*	Calix, Inc.	6,786	279,108
*	Cambium Networks Corp.	1,246	2,654
#*	Cerence, Inc.	15,797	50,234
*	CEVA, Inc.	749	15,017
#*	Cleanspark, Inc.	32,833	525,328
#*	Clearfield, Inc.	2,001	86,843
*	Coherent Corp.	27,637	1,925,746
*	Cohu, Inc.	16,481	527,227
*	Comtech Telecommunications Corp.	14,120	45,749
*	Consensus Cloud Solutions, Inc.	366	7,796
*	Corsair Gaming, Inc.	11,774	96,665
*	Crexendo, Inc.	5,518	23,010
	CSP, Inc.	132	2,041
	CTS Corp.	10,967	536,067
#*	Daily Journal Corp.	333	155,045
*	Daktronics, Inc.	22,360	334,953
*	Digi International, Inc.	15,127	412,967
#*»	Digital Turbine, Inc.	38,353	91,280
*	Diodes, Inc.	13,309	1,040,764
*	DoubleVerify Holdings, Inc.	5,846	123,468
*	DXC Technology Co.	77,222	1,570,695
#*	E2open Parent Holdings, Inc.	64,498	301,206
*	Eastman Kodak Co.	6,272	36,440
*	eGain Corp.	5,992	43,442
*	ePlus, Inc.	9,534	876,365
*	Everspin Technologies, Inc.	5,420	33,658
#*	FARO Technologies, Inc.	4,427	75,702
#*	Fastly, Inc., Class A	21,661	175,454
*	Flex Ltd.	26,346	847,024
#*	Frequency Electronics, Inc.	5,989	81,450
*	Grid Dynamics Holdings, Inc.	8,183	105,561
*	Ichor Holdings Ltd.	11,695	397,630
*	Identiv, Inc.	1,677	6,557
	Immersion Corp.	10,078	128,696
	Information Services Group, Inc.	22,129	76,788
*	inTEST Corp.	5,710	61,668
*	Intevac, Inc.	13,564	52,357
*	IPG Photonics Corp.	4,672	375,629
*	Iteris, Inc.	6,784	33,309
	Juniper Networks, Inc.	28,101	1,059,127
*	Key Tronic Corp.	2,718	10,519
*	Kimball Electronics, Inc.	12,465	295,420
*	Knowles Corp.	47,065	859,878
	Kulicke & Soffa Industries, Inc.	17,761	837,786
*	KVH Industries, Inc.	9,329	41,514
#*	Lantronix, Inc.	10,097	41,398
*	LightPath Technologies, Inc., Class A	3,216	4,631
*	LiveRamp Holdings, Inc.	18,017	545,555

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
INFORMATION TECHNOLOGY — (Continued)
*	Luna Innovations, Inc.	3,403	$10,209
*	Magnachip Semiconductor Corp.	21,665	110,275
*	Matterport, Inc.	51,963	230,716
#*	MeridianLink, Inc.	695	16,423
	Methode Electronics, Inc.	12,779	161,782
*	Mirion Technologies, Inc.	31,078	327,562
#*	Mitek Systems, Inc.	11,197	149,032
*	NETGEAR, Inc.	14,852	235,850
*	NetScout Systems, Inc.	34,365	699,328
	Network-1 Technologies, Inc.	3,000	4,800
*	nLight, Inc.	8,650	104,405
*	Olo, Inc., Class A	41,572	198,714
*	ON24, Inc.	11,545	75,851
*	Ooma, Inc.	4,484	46,634
*	Optical Cable Corp.	1,600	4,400
*	OSI Systems, Inc.	5,346	791,101
	PC Connection, Inc.	11,505	823,413
*	Photronics, Inc.	23,506	597,287
*	Plexus Corp.	9,595	1,229,791
*	RF Industries Ltd.	681	2,840
*	Ribbon Communications, Inc.	70,217	238,036
#	Richardson Electronics Ltd.	4,924	58,940
#*	Riot Platforms, Inc.	54,948	559,920
*	Rogers Corp.	5,159	630,327
*	Sanmina Corp.	28,090	2,116,020
*	ScanSource, Inc.	12,586	655,101
*	SecureWorks Corp., Class A	6,027	46,408
#*††	Silicon Graphics, Inc.	137	0
#*	SmartRent, Inc.	29,561	54,392
	SolarWinds Corp.	53,693	640,557
#*	SoundThinking, Inc.	2,504	38,712
*	Synaptics, Inc.	334	29,165
	TD SYNNEX Corp.	30,778	3,667,814
*	Telos Corp.	8,552	36,774
*	TransAct Technologies, Inc.	1,945	7,761
*	TTM Technologies, Inc.	54,240	1,051,171
*	Twilio, Inc., Class A	36,213	2,141,275
*	Ultra Clean Holdings, Inc.	23,124	1,000,344
#*	Upland Software, Inc.	1,279	2,948
*	Verint Systems, Inc.	15,941	576,108
#*	Viasat, Inc.	8,878	179,513
*	Viavi Solutions, Inc.	8,198	65,912
	Vishay Intertechnology, Inc.	57,059	1,387,104
*	Vishay Precision Group, Inc.	6,460	221,513
*	WidePoint Corp.	744	2,790
	Xerox Holdings Corp.	69,361	746,671
*	Xperi, Inc.	13,001	106,218
TOTAL INFORMATION TECHNOLOGY			50,680,297
MATERIALS — (7.2%)
	AdvanSix, Inc.	15,446	432,025
	Alcoa Corp.	56,676	1,872,575
	Alpha Metallurgical Resources, Inc.	5,153	1,522,248
*	Alto Ingredients, Inc.	35,264	56,070
	American Vanguard Corp.	15,311	147,292
*	Ampco-Pittsburgh Corp.	4,848	7,660
#*	Arcadium Lithium PLC	9,878	31,412
	Arch Resources, Inc.	6,309	924,584
#*	Arq, Inc.	2,676	17,501

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
*	Ascent Industries Co.	912	$9,193
	Ashland, Inc.	19,726	1,906,518
	Avient Corp.	21,535	974,243
	Berry Global Group, Inc.	29,240	1,921,653
*	Bioceres Crop Solutions Corp.	2,341	25,985
	Caledonia Mining Corp. PLC	2,657	31,087
*	Clearwater Paper Corp.	7,454	413,473
*	Cleveland-Cliffs, Inc.	166,211	2,551,339
*	Coeur Mining, Inc.	153,093	993,574
	Commercial Metals Co.	41,452	2,491,265
#	Compass Minerals International, Inc.	10,028	133,372
*	Core Molding Technologies, Inc.	2,490	45,941
*	Danimer Scientific, Inc.	5,383	2,100
	Eastman Chemical Co.	16,796	1,735,531
*	Ecovyst, Inc.	42,953	409,772
	Element Solutions, Inc.	32,311	870,781
	Ferroglobe PLC	32,700	181,485
	FMC Corp.	396	23,111
	Fortitude Gold Corp.	5,267	24,439
	Friedman Industries, Inc.	2,766	46,745
*	Gatos Silver, Inc.	13,260	168,535
*	Glatfelter Corp.	19,733	29,994
	Graphic Packaging Holding Co.	43,866	1,320,367
	Greif, Inc. (GEF US), Class A	8,408	560,645
	Greif, Inc. (GEF/B US), Class B	4,080	288,334
	Haynes International, Inc.	6,359	378,678
	HB Fuller Co.	11,090	955,958
	Hecla Mining Co.	218,659	1,263,849
	Huntsman Corp.	74,390	1,780,153
*	Ingevity Corp.	6,807	312,373
	Innospec, Inc.	8,320	1,091,085
*	Intrepid Potash, Inc.	6,613	172,533
	Kaiser Aluminum Corp.	2,639	207,663
	Koppers Holdings, Inc.	10,468	426,152
	Kronos Worldwide, Inc.	24,110	288,356
*	LSB Industries, Inc.	38,302	348,931
	Materion Corp.	6,554	789,298
	Mativ Holdings, Inc.	27,482	524,631
	Mercer International, Inc.	31,069	236,746
*	Metallus, Inc.	21,989	492,993
	Minerals Technologies, Inc.	16,405	1,285,824
	Mosaic Co.	81,491	2,425,987
#*	MP Materials Corp.	19,623	265,303
	Myers Industries, Inc.	8,330	124,117
*	Nexa Resources SA	9,879	71,524
#	Northern Technologies International Corp.	1,645	21,665
*	O-I Glass, Inc.	50,797	678,648
	Olin Corp.	37,607	1,715,255
	Olympic Steel, Inc.	5,630	285,328
	Orion SA	10,712	263,729
	Pactiv Evergreen, Inc.	28,799	378,419
*	Perimeter Solutions SA	10,159	98,441
	Quaker Chemical Corp.	2,491	452,291
	Radius Recycling, Inc.	13,975	253,227
	Ramaco Resources, Inc. (METC US), Class A	11,452	155,747
*	Ranpak Holdings Corp.	10,482	75,680
*	Rayonier Advanced Materials, Inc.	33,099	220,108
††	Resolute Forest Products, Inc.	24,714	35,094
	Ryerson Holding Corp.	18,167	432,193

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
MATERIALS — (Continued)
	Sensient Technologies Corp.	4,959	$387,050
	Silgan Holdings, Inc.	15,747	809,868
	Smurfit WestRock PLC	66,154	2,966,345
	Sonoco Products Co.	15,642	843,417
	Stepan Co.	8,736	739,328
	SunCoke Energy, Inc.	40,627	475,336
	Sylvamo Corp.	5,050	372,236
	Tredegar Corp.	18,021	102,900
	TriMas Corp.	11,162	274,362
	Tronox Holdings PLC	63,271	1,022,459
#	U.S. Steel Corp.	74,750	3,071,477
*	Universal Stainless & Alloy Products, Inc.	3,720	139,574
	Warrior Met Coal, Inc.	17,356	1,199,473
	Worthington Steel, Inc.	15,641	623,607
TOTAL MATERIALS			53,706,260
REAL ESTATE — (1.4%)
*	AMREP Corp.	600	15,276
#*	Anywhere Real Estate, Inc.	56,843	268,299
*	Cushman & Wakefield PLC	85,604	1,122,268
#	DigitalBridge Group, Inc.	38,290	541,038
*	Douglas Elliman, Inc.	35,145	72,399
*	Five Point Holdings LLC, Class A	12,593	42,187
*	Forestar Group, Inc.	24,990	790,434
*	FRP Holdings, Inc.	7,960	239,516
*	Howard Hughes Holdings, Inc.	17,853	1,324,157
*	Jones Lang LaSalle, Inc.	14,736	3,697,262
	Kennedy-Wilson Holdings, Inc.	46,092	479,818
#	Marcus & Millichap, Inc.	13,324	527,764
	Newmark Group, Inc., Class A	51,131	663,680
#*	Opendoor Technologies, Inc.	91,327	211,879
*	Rafael Holdings, Inc., Class B	2,100	3,129
	RE/MAX Holdings, Inc., Class A	9,594	92,582
	RMR Group, Inc., Class A	3,378	87,625
*	Stratus Properties, Inc.	2,386	65,901
*	Tejon Ranch Co.	13,125	249,375
TOTAL REAL ESTATE			10,494,589
UTILITIES — (0.4%)
#*	Altus Power, Inc.	54,989	230,954
#	Brookfield Renewable Corp., Class A	37,729	1,060,185
	Genie Energy Ltd., Class B	6,818	115,633
#*	Montauk Renewables, Inc.	16,153	95,949
	New Jersey Resources Corp.	9,046	422,901
#	Ormat Technologies, Inc.	7,441	577,719
#*	Sunnova Energy International, Inc.	47,700	337,239
TOTAL UTILITIES			2,840,580
TOTAL COMMON STOCKS Cost ($537,946,064)			701,720,452

TEMPORARY CASH INVESTMENTS — (0.3%)
State Street Institutional U.S. Government Money Market Fund 5.260%	1,849,914	1,849,914

VA U.S. Targeted Value Portfolio
CONTINUED
		Shares	Value†
SECURITIES LENDING COLLATERAL — (5.4%)
@§	The DFA Short Term Investment Fund	3,477,129	$40,219,948
TOTAL INVESTMENTS — (100.0%)
(Cost $580,016,703)^^			$743,790,314
As of July 31, 2024, VA U.S. Targeted Value Portfolio had entered into the following outstanding futures contracts:
Description	Number of Contracts	Expiration Date	Notional Value	Market Value	Unrealized Appreciation (Depreciation)
Long Position Contracts:
S&P 500® Emini Index	6	09/20/24	$1,650,827	$1,667,400	$16,573
Total Futures Contracts			$1,650,827	$1,667,400	$16,573
Summary of the Portfolio's investments as of July 31, 2024, based on their valuation inputs, is as follows (see Security Valuation Note):
	Investments in Securities (Market Value)
	Level 1	Level 2	Level 3	Total
Assets
Common Stocks
Communication Services	$26,160,210	—	—	$26,160,210
Consumer Discretionary	107,810,698	—	—	107,810,698
Consumer Staples	33,889,185	—	—	33,889,185
Energy	65,536,123	—	—	65,536,123
Financials	193,918,654	$49	—	193,918,703
Health Care	42,054,215	—	$42,447	42,096,662
Industrials	114,583,906	2,837	402	114,587,145
Information Technology	50,589,017	91,280	—	50,680,297
Materials	53,671,166	—	35,094	53,706,260
Real Estate	10,494,589	—	—	10,494,589
Utilities	2,840,580	—	—	2,840,580
Temporary Cash Investments	1,849,914	—	—	1,849,914
Securities Lending Collateral	—	40,219,948	—	40,219,948
Total Investments in Securities	$703,398,257	$40,314,114	$77,943˂˃	$743,790,314
Financial Instruments
Assets
Futures Contracts**	16,573	—	—	16,573
Total Financial Instruments	$16,573	—	—	$16,573
** Valued at the unrealized appreciation/(depreciation) on the investment.

˂˃	A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

ORGANIZATION
DFA Investment Dimensions Group Inc. (the “Fund”) is an open-end management investment company registered under the Investment Company Act of 1940 (the “1940 Act”), whose shares are generally offered to institutional investors, retirement plans and clients of registered investment advisors. At July 31, 2024, the Fund consisted of one hundred and two operational portfolios, (the “Portfolios”) all of which are included in this document. The Fund’s advisor is Dimensional Fund Advisors LP (the “Advisor”). Some of the portfolios of the Fund are feeder funds in a master-feeder structure. The master funds are part of other entities that are also managed by the Advisor. The Schedules of Investments for the master funds have been included in this document.
SECURITY VALUATION
The Portfolios use a fair value hierarchy, which prioritizes the inputs-to-valuation techniques used to measure fair value into three broad levels described below:
•   Level 1 - inputs are quoted prices in active markets for identical securities (including equity securities, open-end investment companies and futures contracts)
•   Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•   Level 3 - significant unobservable inputs (including the Portfolios' own assumptions in determining the fair value of investments)
The Funds of Funds (International Small Company Portfolio, Global Small Company Portfolio, World ex U.S. Value Portfolio, Selectively Hedged Global Equity Portfolio, Dimensional Retirement Income Fund, Dimensional 2045 Target Date Retirement Income Fund, Dimensional 2050 Target Date Retirement Income Fund, Dimensional 2055 Target Date Retirement Income Fund, Dimensional 2060 Target Date Retirement Income Fund, Dimensional 2065 Target Date Retirement Income Fund, Dimensional 2010 Target Date Retirement Income Fund, Dimensional 2015 Target Date Retirement Income Fund, Dimensional 2020 Target Date Retirement Income Fund, Dimensional 2025 Target Date Retirement Income Fund, Dimensional 2030 Target Date Retirement Income Fund, Dimensional 2035 Target Date Retirement Income Fund, Dimensional 2040 Target Date Retirement Income Fund, World Core Equity Portfolio, Global Social Core Equity Portfolio, DFA VA Global Moderate Allocation Portfolio and VA Equity Allocation Portfolio) invest in the funds indicated on the Schedule of Investments (“Underlying Funds”). The DFA Global Real Estate Securities Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in securities of companies in the real estate industry. Each of the DFA Diversified Fixed Income Portfolio and DFA Global Core Plus Fixed Income Portfolio may pursue its investment objective by investing its assets in its Underlying Funds and/or directly in fixed income securities. Each Feeder Fund (U.S. Large Cap Value Portfolio, Japanese Small Company Portfolio, Asia Pacific Small Company Portfolio, United Kingdom Small Company Portfolio, Continental Small Company Portfolio, Emerging Markets Portfolio, Emerging Markets Small Cap Portfolio and Emerging Markets Value Portfolio) invests primarily in a corresponding master fund(s) (“Master Fund”). Shares held by the Portfolios in other investment companies (such as the Master Funds and the Underlying Funds) are valued at their respective daily net asset values as reported by their administrator. The Portfolios’ investments in the series of The DFA Investment Trust Company or in Dimensional Emerging Markets Value Fund reflect their proportionate interest in the net assets of such corresponding Master Fund. These valuations are classified as Level 1 in the hierarchy.
Securities held by the Domestic Equity Portfolios (U.S. Targeted Value Portfolio, U.S. Small Cap Value Portfolio, U.S. Core Equity 1 Portfolio, U.S. Core Equity 2 Portfolio, U.S. Vector Equity Portfolio, U.S. Small Cap Portfolio, U.S. Micro Cap Portfolio, DFA Real Estate Securities Portfolio, U.S. Large Cap Equity Portfolio, U.S. Social Core Equity 2 Portfolio, U.S. Sustainability Core 1 Portfolio, U.S. Sustainability Targeted Value Portfolio, VA U.S. Targeted Value Portfolio, VA U.S. Large Value Portfolio, U.S. Large Cap Growth Portfolio, U.S. Small Cap Growth Portfolio, and U.S. High Relative Profitability Portfolio) and the International Equity Portfolios (Large Cap International Portfolio, International Core Equity Portfolio, DFA International Real Estate Securities Portfolio, DFA Global Real Estate Securities Portfolio, DFA International Small Cap Value Portfolio, International Vector Equity Portfolio, World ex U.S. Targeted Value Portfolio, World ex U.S. Core Equity Portfolio, Emerging Markets Core Equity Portfolio,  International Sustainability Core 1 Portfolio, International Social Core Equity Portfolio, Emerging Markets Social Core Equity Portfolio, VA International Value Portfolio, VA International Small Portfolio, International Large Cap Growth Portfolio, International Small Cap Growth Portfolio, International High Relative Profitability Portfolio, Emerging Markets Sustainability Core 1 Portfolio and Emerging Markets Targeted Value Portfolio), including over-the-counter securities, are valued at the last quoted sale price of the day. International equity securities are subject to a fair value factor, as described later in this note. Securities held by the Domestic Equity Portfolios and the International Equity Portfolios that are listed on Nasdaq are valued at the Nasdaq Official Closing Price (“NOCP”). If there is no last reported sale price or NOCP for the day, the Domestic Equity Portfolios and the International Equity Portfolios value the securities within the range of the most recent quoted bid and ask prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Generally, securities issued by open-end management investment companies are valued using their respective net asset values or public offering prices, as appropriate, for purchase orders placed at the close of the New York Stock Exchange (“NYSE”). These securities are generally categorized as Level 1 in the hierarchy.
Securities for which no market quotations are readily available (including restricted securities), or for which market quotations have become unreliable, are valued in good faith at fair value in accordance with Rule 2a-5 under the 1940 Act pursuant to procedures approved by the Board of Directors of the Fund. Fair value pricing may also be used if events that have a significant effect on the value of an investment (as determined in the discretion of the Advisor) occur before the net asset value of the Portfolio is calculated. When fair value pricing is used, the prices of securities used by the Domestic Equity Portfolios and the International Equity Portfolios may differ from the quoted or published prices for the same securities on their primary markets or exchanges. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
The International Equity Portfolios will also apply a fair value price in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the close of the NYSE. For example, trading in the Japanese securities markets is completed each day at the close of the Tokyo Stock Exchange (normally, 2:00 a.m. ET), which is fourteen hours before the close of the NYSE (normally, 4:00 p.m. ET) and the time at which the net asset values of the International Equity Portfolios are computed. Due to the time differences between the closings of the relevant foreign securities exchanges and the pricing of the International Equity Portfolios’ shares (at the close of the NYSE), the International Equity Portfolios will fair-value their foreign investments when it is determined that the market quotations for the foreign investments are either unreliable or not readily available. The fair value prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the International Equity Portfolios’ foreign investments since the last calculated closing prices of the foreign investments on their primary foreign securities markets or exchanges. For these purposes, the Advisor has determined that movements in relevant indices or other appropriate market indicators, after the close of the Tokyo Stock Exchange or the London Stock Exchange, demonstrate that market quotations may be unreliable. Fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the International Equity Portfolios uses data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). When an International Equity Portfolio uses fair value pricing, the values assigned to the International Equity Portfolio’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges. These securities are generally categorized as Level 2 in the hierarchy.
Debt securities held by Enhanced U.S. Large Company Portfolio, DFA Commodity Strategy Portfolio, DFA One-Year Fixed Income Portfolio, DFA Two-Year Global Fixed Income Portfolio, DFA Selectively Hedged Global Fixed Income Portfolio, DFA Short-Term Government Portfolio, DFA Five-Year Global Fixed Income Portfolio, DFA World ex U.S. Government Fixed Income, DFA Intermediate Government Fixed Income Portfolio, DFA Short-Term Extended Quality Portfolio, DFA Intermediate-Term Extended Quality Portfolio, DFA Targeted Credit Portfolio, DFA Investment Grade Portfolio, DFA Inflation-Protected Securities Portfolio, DFA Short-Term Municipal Bond Portfolio, DFA Intermediate-Term Municipal Bond Portfolio, DFA Selective State Municipal Bond Portfolio, DFA California Short-Term Municipal Bond Portfolio, DFA California Intermediate-Term Municipal Bond Portfolio, DFA NY Municipal Bond Fund, DFA Short-Duration Real Return Portfolio, DFA Municipal Real Return Portfolio, DFA Municipal Bond Portfolio, DFA LTIP Portfolio, VA Short-Term Fixed Portfolio, VA Global Bond Portfolio, VIT Inflation-Protected Securities Portfolio, DFA Social Fixed Income Portfolio, DFA Diversified Fixed Income Portfolio, DFA MN Municipal Bond Portfolio, DFA California Municipal Real Return Portfolio, DFA Global Sustainability Fixed Income Portfolio, DFA Global Core Plus Fixed Income Portfolio, DFA Oregon Municipal Bond Portfolio, DFA Global Core Plus Real Return Portfolio and DFA Short-Term Selective State Municipal Bond Portfolio are valued on the basis of evaluated prices provided by one or more pricing services or other reasonably reliable sources including broker/dealers that typically handle the purchase and sale of such securities. Securities that are traded over-the-counter and on a stock exchange generally will be valued according to the broadest and most representative market, and it is expected that for bonds and other fixed income securities, this ordinarily will be the over-the-counter market. These securities are generally categorized as Level 2 or Level 3 in the hierarchy.
Listed derivatives, such as futures, that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts, do not require material subjectivity as pricing inputs are observed from quoted markets and are categorized as Level 2 in the hierarchy.
Swap agreements will be valued at the price provided by an independent third-party pricing service or source. If a price is not available from an independent third-party pricing service or source, the swap agreement will be valued in good faith at fair value in accordance with procedures adopted by the Board. These securities are generally categorized as Level 2 in the hierarchy.
A summary of the inputs used to value the Portfolios' investments by each major security type, industry and/or country is disclosed previously in this note. A valuation hierarchy table has been included at the end of the Schedule of Investments for the Portfolios (except for the Feeder Funds). The methodology or inputs used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
FINANCIAL INSTRUMENTS
In accordance with the Portfolios' investment objectives and policies, the Portfolios may invest either directly or indirectly (through their investments in a corresponding Master/Underlying Fund), in certain financial instruments that have off-balance sheet risk in excess of the amounts recognized in the financial statements and concentrations of credit and market risk. These instruments and their significant corresponding risks are described below:
1. TREASURY INFLATION-PROTECTED SECURITIES (TIPS): VIT Inflation-Protected Securities Portfolio, DFA Inflation-Protected Securities Portfolio, and DFA Short-Duration Real Return Portfolio may purchase TIPS, which are securities issued by the U.S. Treasury. Because the interest and/or principal payments on an inflation-protected security are adjusted periodically for changes in inflation, the income distributed by the Portfolio may be irregular. In addition, the current market value of inflation-protected securities is not guaranteed and will fluctuate.
2. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States of America, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States of America. Consequently, acquisition and disposition of international securities held by the Portfolios may be inhibited.
Derivative Financial Instruments
Summarized below are the specific types of derivative instruments used by the Portfolios.
3. FORWARD CURRENCY CONTRACTS: The Portfolios listed below may acquire and sell forward currency contracts to hedge against adverse changes in the relationship of the U.S. dollar to foreign currencies (foreign exchange rate risk) or to transfer balances from one currency to another currency. The Selectively Hedged Global Equity Portfolio and Enhanced U.S Large Company Portfolio may hedge some or all of the currency exposure of its foreign securities by entering into forward currency contracts. The decision to hedge the Selectively Hedged Global Equity Portfolio’s and Enhanced U.S. Large Company Portfolio’s currency exposure with respect to a foreign market will be based primarily on the Portfolio’s existing exposure to a given foreign currency. Each contract is valued daily and the change in value is recorded by the Portfolio as an unrealized gain or loss, which is presented in the Statements of Operations as the change in unrealized appreciation or depreciation of forward currency contracts. When the contract is closed or offset with the same counterparty, the Portfolio records a realized gain or loss equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. This is presented in the Statements of Operations as a net realized gain or loss on forward currency contracts. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currency relative to the U.S. dollar.
4. FUTURES CONTRACTS: Each Portfolio listed below may purchase or sell futures contracts and options on futures contracts for equity securities and indices to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio. The Enhanced U.S. Large Company Portfolio may also use futures contracts and options thereon to hedge against securities prices or as part of its overall investment strategy. The Selectively Hedged Global Equity Portfolio may also use futures contracts to hedge some or all of the currency exposure of its foreign securities. Upon entering into a futures contract, the Portfolios deposit cash or pledge U.S. Government securities to a broker in an amount equal to the minimum "initial margin" requirements of the exchange on which the contract is traded . Subsequent payments are received from or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Portfolios as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Portfolios record a realized gain or loss, which is presented in the Statements of Operations as a net realized gain or loss on futures, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
The DFA Commodity Strategy Portfolio may enter into commodity, foreign currency, interest rate and commodity or securities index futures contracts and purchase and write (sell) related options traded on exchanges designated by the Commodity Futures Trading Commission (“CFTC”) or, consistent with CFTC regulations, on foreign exchanges. The DFA Commodity Strategy Portfolio invests in futures contracts on individual commodities or commodity indices and options on them through the Portfolio’s investment in the Dimensional Cayman Commodity Fund I, LTD., the “Subsidiary.”
A commodity futures contract provides for the future sale by one party and the future purchase by the other party of a specified amount of a commodity, such as an energy, agricultural or metal commodity, at a specified price, date, time and place. A foreign currency futures contract provides for the future sale by one party and the future purchase by the other party of a certain amount of a specified non-U.S. currency at a specified price, date, time and place. An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of a specific interest-rate-sensitive financial instrument (debt security) at a specified price, date, time and place. Securities and commodities indexes are typically capitalization-or production-weighted, respectively. A securities index or commodities index futures contract is an agreement to be settled by delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day on the contract and the price at which the agreement is made. The clearing house of the exchange on which a futures contract is entered into becomes the counterparty to each purchaser and seller of the futures contract.
Payments, known as “variation margin”, to and from the broker will be made daily as the currency, financial instrument or index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market". As a result of the small margin deposit that is required, a small change in the market price of a futures contract can produce major losses.
At any time prior to the expiration of a futures contract, a Portfolio may elect to close the position by taking an opposite position, which will operate to terminate the Portfolio’s existing position in the contract. Positions in futures contracts and options on futures contracts (described below) may be closed out only on the exchange on which they were entered into (or through a linked exchange). However, there is no assurance that an active market will exist at any particular time. Once the daily fluctuation limit has been reached in a particular contract, most futures exchanges restrict trades at a price beyond that limit or trading may be suspended for specified periods during the day. Such restrictions may prevent prompt liquidation of futures positions at an advantageous price, potentially subjecting the Portfolio to substantial losses. In such event and in the event of adverse price movements, the Portfolio would be required to make daily cash payments of variation margin. Losses incurred in futures transactions and the costs of these transactions will affect the Portfolio’s performance.
The price volatility of commodity futures contracts has been historically greater than that for traditional securities, such as stocks and bonds, and there are a variety of factors associated with commodity futures contracts which may subject the Portfolio’s investments in the contracts to greater volatility than investments in traditional securities.
Risks may arise upon entrance into futures contracts from potential imperfect price correlations between the futures contracts and the underlying securities, from the possibility of an illiquid secondary market for these instruments and from the possibility that the Portfolios could lose more than the initial margin requirements. A Portfolio entering into stock index futures is subject to equity price risk from those futures contracts. Counterparty credit risk related to exchange-traded futures is minimal because the exchange’s clearinghouse, as counterparty to all  exchange-traded futures, guarantees the futures against default. Risks may also arise upon entering into commodity-linked derivative instruments. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting an industry or commodity.

5. OPTIONS ON FUTURES CONTRACTS: The DFA Commodity Strategy Portfolio may purchase and write put and call options on foreign currency, interest rate and stock and commodity index futures contracts and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected; the ability to establish and close out positions on such options will be subject to the existence of a liquid market.
An option on a currency, interest rate or commodity or securities index futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in a futures contract at a specified exercise price at any time prior to the expiration date of the option. The writer of the option is required upon exercise to assume an offsetting futures position (a short position if the option is a call and a long position if the option is a put). Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option on the futures contract. The potential loss related to the purchase of an option on a futures contract is limited to the premium paid for the option (plus transaction costs). The value of the option changes daily and that change is reflected in the net asset value of the Portfolio.
The DFA Commodity Strategy Portfolio may enter into options and futures transactions for several purposes, including generating current income to offset expenses or increase return and as hedges to reduce investment risk, generally by making an investment expected to move in the opposite direction of a portfolio position. A hedge is designed to offset a loss in a portfolio position with a gain in the hedged position; at the same time, however, a properly correlated hedge will result in a gain in the portfolio position being offset by a loss in the hedged position.
6. COMMODITY-LINKED DERIVATIVES: DFA Commodity Strategy Portfolio may gain exposure to commodity markets by investing up to 25% of the Portfolio’s total assets in the Subsidiary. The Subsidiary may invest without limitation in swap agreements, commodity options, futures, options on futures and structured notes. The prices of commodity-linked derivative instruments may move in different directions than investments in traditional equity securities, fixed income securities and commodity spot prices. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. The accompanying consolidated schedule of investments includes investments of DFA Commodity Strategy Portfolio and its wholly-owned Subsidiary. As of July 31, 2024, the DFA Commodity Strategy Portfolio held $238,515,269 in the Subsidiary, representing 22.83% of DFA Commodity Strategy Portfolio’s total assets.
7. SWAP AGREEMENTS: The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may enter into credit default swap agreements. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. Some types of swap agreements are negotiated bilaterally and traded over-the-counter between the two parties (uncleared swaps), while other swaps are transacted through a futures commission merchant (“FCM”) and cleared through a clearinghouse that serves as a central counterparty (cleared swaps), and may be traded on swap execution facilities (exchanges). The most common types of credit default swaps and interest rate swaps are subject to mandatory central clearing and exchange trading.
The Portfolios may enter into a credit default swap on a single security or instrument (sometimes referred to as a “CDS” transaction) or on a basket or index of securities (sometimes referred to as a “CDX” transaction). The “buyer” in a credit default contract typically is obligated to pay the “seller” a periodic stream of payments over the term of the contract, provided that no credit event with respect to any underlying reference obligation has occurred. If a credit event occurs, the seller typically must pay the buyer the "par value" (full notional value) of the reference obligation in exchange for the reference obligation. The Portfolios may be either the buyer or the seller in the transaction. If a Portfolio is a buyer and no credit event occurs, the Portfolio may lose its investment and recover nothing. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller, a Portfolio typically receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided a credit event does not occur. If a credit event occurs, the seller typically must pay the buyer the full notional amount of the reference obligation. The most common types of CDX are subject to mandatory central clearing and exchange-trading.
Credit default swaps involve greater risks than if the Portfolios had invested in the reference obligation directly, since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A buyer also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the up-front or periodic payments previously received, may be less than the full notional value the seller pays to the buyer, resulting in a loss of value to the Portfolio. When a Portfolio acts as a seller of a credit default swap, the Portfolio is exposed to many of the same risks of leverage since, if a credit event occurs, the seller may be required to pay the buyer the full notional value of the contract net of any amounts owed by the buyer related to its delivery of deliverable obligations.
The DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio may also enter into inflation swap agreements to seek inflation protection. Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index (the Consumer Price Index with respect to CPI swaps) over the term of the swap (with some lag on the inflation index), and the other pays a compounded fixed rate. Inflation swap agreements may be used by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio to hedge the inflation risk in nominal bonds (i.e., non-inflation-indexed bonds) thereby creating “synthetic” inflation-indexed bonds.
Among other reasons, one factor that may lead to changes in the values of inflation swap agreements are changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, which may lead to a change in the value of an inflation swap agreement. Additionally, payments received by the DFA Short-Duration Real Return Portfolio and DFA Municipal Real Return Portfolio from inflation swap agreements will result in taxable income, either as ordinary income or capital gains, which will increase the amount of taxable distributions received by shareholders. Inflation swap agreements are not currently subject to mandatory central clearing and exchange-trading.
The DFA Municipal Real Return Portfolio may also enter into interest rate swaps to hedge against changes in interest rates. Interest rate swaps involve the exchange by the Portfolio with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal.
Uncleared swaps are typically executed bilaterally with a swap dealer rather than traded on exchanges. Parties to uncleared swaps face greater counterparty credit risk than those engaging in cleared swaps since performance of uncleared swap obligations is the responsibility only of the swap counterparty rather than a clearing house, as is the case with cleared swaps. As a result, a Portfolio bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default, insolvency or bankruptcy of a swap agreement counterparty beyond any collateral received. In such an event, the Portfolio will have contractual remedies pursuant to the swap agreements, but bankruptcy and insolvency laws could affect the Portfolio’s rights as a creditor.
The Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010 (the “Dodd-Frank Act”) and implementing rules adopted by the CFTC currently require the clearing and exchange-trading of the most common types of credit default index swaps and interest rate swaps, and it is expected that additional categories of swaps will in the future be designated as subject to mandatory clearing and trade execution requirements. Central clearing is intended to reduce counterparty credit risk and increase liquidity, but central clearing does not eliminate these risks completely. There is also a risk of loss by a Portfolio of the initial and variation margin deposits in the event of bankruptcy of the FCM with which the Portfolio has an open position, or the central counterparty in a swap contract. The assets of a Portfolio may not be fully protected in the event of the bankruptcy of the FCM or central counterparty because the Portfolio might be limited to recovering only a pro rata share of all available funds and margin segregated on behalf of an FCM’s customers.
The Advisor and the Fund do not believe that a Portfolio’s obligations under swap contracts are senior securities and, accordingly, the Portfolio will not treat them as being subject to the Portfolio’s borrowing or senior securities restrictions. However, with respect to swap contracts that provide for the netting of payments, the net amount of the excess, if any, of the Portfolio’s obligations over its entitlements with respect to each swap contract will be accrued on a daily basis and an amount of segregated assets having an aggregate market value at least equal to the accrued excess will be maintained to cover the transactions in accordance with SEC positions. With respect to swap contracts that do not provide for the netting of payments by the counterparties, the full notional amount for which the Portfolio is obligated under the swap contract with respect to each swap contract will be accrued on a daily basis and assets having an aggregate market value at least equal to the accrued full notional value will be segregated and maintained to cover the transactions in accordance with SEC positions. To the extent that a Portfolio cannot dispose of a swap in the ordinary course of business within seven days at approximately the value at which the Portfolio has valued the swap, the Portfolio will treat the swap as illiquid and subject to its overall limit on illiquid investments of 15% of the Portfolio’s net assets.
The Dodd-Frank Act and related regulatory developments have imposed comprehensive new regulatory requirements on swaps and swap market participants. The regulation of cleared and uncleared swaps, as well as other derivatives, is a rapidly changing area of law and is subject to modification by government and judicial action. In addition, the SEC, CFTC and the exchanges are authorized to take extraordinary actions in the event of a market emergency, including, for example, the implementation or reduction of speculative position limits, the implementation of higher margin requirements, the establishment of daily price limits and the suspension of trading. It is not possible to predict fully the effects of current or future regulation. New requirements, even if not directly applicable to a Portfolio, may increase the cost of the Portfolio’s investments and cost of doing business. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Portfolio’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.
FEDERAL TAX COST
At July 31, 2024, the total cost of securities for federal income tax purposes was:
Federal Tax Cost
Enhanced U.S. Large Company Portfolio	$197,300
U.S. Large Cap Value Portfolio	14,491,361
U.S. Targeted Value Portfolio	10,014,775
U.S. Small Cap Value Portfolio	11,903,726
U.S. Core Equity 1 Portfolio	12,228,398
U.S. Core Equity 2 Portfolio	13,512,129
U.S. Vector Equity Portfolio	2,414,786
U.S. Small Cap Portfolio	11,095,581
U.S. Micro Cap Portfolio	4,333,870
DFA Real Estate Securities Portfolio	4,421,688
Large Cap International Portfolio	3,896,608
International Core Equity Portfolio	24,481,717
International Small Company Portfolio	10,514,115
Global Small Company Portfolio	76,647
Japanese Small Company Portfolio	201,173
Asia Pacific Small Company Portfolio	178,489
United Kingdom Small Company Portfolio	18,661
Continental Small Company Portfolio	636,585
DFA International Real Estate Securities Portfolio	3,855,693
DFA Global Real Estate Securities Portfolio	7,282,712
DFA International Small Cap Value Portfolio	9,011,783
International Vector Equity Portfolio	2,647,991
World ex U.S. Value Portfolio	215,174
World ex U.S. Targeted Value Portfolio	612,862
World ex U.S. Core Equity Portfolio	3,057,349
Selectively Hedged Global Equity Portfolio	153,393
Emerging Markets Portfolio	3,101,710
Emerging Markets Small Cap Portfolio	3,305,330
Emerging Markets Value Portfolio	8,899,093
Emerging Markets Core Equity Portfolio	19,841,417
U.S. Large Cap Equity Portfolio	785,486
DFA Commodity Strategy Portfolio	2,802,274
DFA One-Year Fixed Income Portfolio	4,693,853

Federal Tax Cost
DFA Two-Year Global Fixed Income Portfolio	$4,426,470
DFA Selectively Hedged Global Fixed Income Portfolio	984,502
DFA Short-Term Government Portfolio	1,523,690
DFA Five-Year Global Fixed Income Portfolio	9,229,587
DFA World ex U.S. Government Fixed Income Portfolio	1,049,849
DFA Intermediate Government Fixed Income Portfolio	6,180,039
DFA Short-Term Extended Quality Portfolio	5,640,683
DFA Intermediate-Term Extended Quality Portfolio	1,844,169
DFA Targeted Credit Portfolio	918,596
DFA Investment Grade Portfolio	12,324,382
DFA Inflation-Protected Securities Portfolio	5,653,333
DFA Short-Term Municipal Bond Portfolio	1,528,496
DFA Intermediate-Term Municipal Bond Portfolio	1,395,889
DFA Selective State Municipal Bond Portfolio	427,262
DFA Short-Term Selective State Municipal Bond Portfolio	192,516
DFA California Short-Term Municipal Bond Portfolio	694,163
DFA California Intermediate-Term Municipal Bond Portfolio	421,722
DFA NY Municipal Bond Portfolio	145,813
Dimensional Retirement Income Fund	59,800
Dimensional 2045 Target Date Retirement Income Fund	136,570
Dimensional 2050 Target Date Retirement Income Fund	111,230
Dimensional 2055 Target Date Retirement Income Fund	78,275
Dimensional 2060 Target Date Retirement Income Fund	61,783
Dimensional 2065 Target Date Retirement Income Fund	19,671
Dimensional 2010 Target Date Retirement Income Fund	12,201
Dimensional 2015 Target Date Retirement Income Fund	24,817
Dimensional 2020 Target Date Retirement Income Fund	74,384
Dimensional 2025 Target Date Retirement Income Fund	151,104
Dimensional 2030 Target Date Retirement Income Fund	186,266
Dimensional 2035 Target Date Retirement Income Fund	170,964
Dimensional 2040 Target Date Retirement Income Fund	153,547
DFA Short-Duration Real Return Portfolio	1,868,499
DFA Municipal Real Return Portfolio	1,565,740
DFA Municipal Bond Portfolio	558,227
World Core Equity Portfolio	671,921
DFA LTIP Portfolio	541,697
U.S. Social Core Equity 2 Portfolio	905,242
U.S. Sustainability Core 1 Portfolio	3,884,928
U.S. Sustainability Targeted Value Portfolio	364,122
International Sustainability Core 1 Portfolio	2,712,693
International Social Core Equity Portfolio	1,214,288
Global Social Core Equity Portfolio	55,615
Emerging Markets Social Core Equity Portfolio	1,247,751
VA U.S. Targeted Value Portfolio	580,309
VA U.S. Large Value Portfolio	428,903
VA International Value Portfolio	446,464
VA International Small Portfolio	304,671
VA Short-Term Fixed Portfolio	375,925

Federal Tax Cost
VA Global Bond Portfolio	$339,457
VIT Inflation-Protected Securities Portfolio	226,401
VA Global Moderate Allocation Portfolio	157,885
U.S. Large Cap Growth Portfolio	1,888,707
U.S. Small Cap Growth Portfolio	1,016,935
International Large Cap Growth Portfolio	663,678
International Small Cap Growth Portfolio	236,357
DFA Social Fixed Income Portfolio	646,358
DFA Diversified Fixed Income Portfolio	1,841,630
U.S. High Relative Profitability Portfolio	3,481,671
International High Relative Profitability Portfolio	1,247,035
VA Equity Allocation Portfolio	135,672
DFA MN Municipal Bond Portfolio	27,569
DFA California Municipal Real Return Portfolio	310,655
DFA Global Core Plus Fixed Income Portfolio	2,680,241
Emerging Markets Sustainability Core 1 Portfolio	866,124
Emerging Markets Targeted Value Portfolio	222,406
DFA Global Sustainability Fixed Income Portfolio	756,399
DFA Oregon Municipal Bond Portfolio	69,290
DFA Global Core Plus Real Return Portfolio	265,313
Emerging Markets ex China Core Equity Portfolio	840,899
RECENTLY ISSUED ACCOUNTING STANDARDS AND REGULATIONS
In October 2022, the SEC adopted rule and form amendments requiring open-end management investment companies, including mutual funds and exchange-traded funds, to transmit concise and visually engaging semi-annual and annual reports that highlight key information, including fund expenses, performance, and holdings to shareholders. Other information, including financial statements, will no longer appear in the Portfolios’ shareholder reports but will be available online, delivered free of charge upon request, and filed on a semi-annual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. Accordingly, the rule and form amendments will not impact the Portfolios until the 2024 annual shareholder reports, and will have no effect on the Portfolios’ accounting policies or financial statements.
OTHER
The Portfolios are subject to claims and suits that arise from time to time in the ordinary course of business (for example, claw back litigation against former shareholders of portfolio companies that filed for bankruptcy, such as the now ended litigation involving The Tribune Company and the now ended litigation involving Nine West). Although management currently believes that resolving claims against the Portfolios, individually or in aggregate, will not have a material adverse impact on the Portfolios' financial position, results of operations, or cash flows, these matters are subject to inherent uncertainties and management’s view of these matters may change in the future.
SUBSEQUENT EVENT EVALUATIONS
Management has evaluated the impact of all subsequent events on the Portfolios through the date on which the financial statements were issued and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.